Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Calvert Equity Fund
(formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
NVIT Jacobs Levy Large Cap Core Fund
(formerly, NVIT Neuberger Berman Multi-Cap Opportunities Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Examples 16
Statements of Investments 19
Statements of Assets and Liabilities 70
Statements of Operations 78
Statements of Changes in Net Assets 82
Financial Highlights 96
Notes to Financial Statements 107
Supplemental Information 134
Management Information 135
Market Index Definitions 138

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Allspring Discovery Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 9.4%
Liabilities in excess of other assets
§
(8.1)%
100.0%
Top Industries
2
Software 10.2%
Health Care Equipment & Supplies 8.6%
Commercial Services & Supplies 6.7%
Biotechnology 5.3%
Electronic Equipment, Instruments & Components 5.2%
Hotels, Restaurants & Leisure 4.9%
Semiconductors & Semiconductor Equipment 4.4%
Entertainment 4.0%
Broadline Retail 3.5%
IT Services 3.3%
Other Industries
#
43.9%
100.0%
Top Holdings
2
Teledyne Technologies, Inc. 2.5%
Casella Waste Systems, Inc., Class A 2.3%
Tetra Tech, Inc. 2.0%
Novanta, Inc. 2.0%
MercadoLibre, Inc. 1.9%
Globant SA 1.8%
Confluent, Inc., Class A 1.8%
WNS Holdings Ltd., ADR 1.8%
Rexford Industrial Realty, Inc. 1.8%
Exact Sciences Corp. 1.7%
Other Holdings
#
80.4%
100.0%
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreements 2.8%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Health Care Providers & Services 5.8%
Food Products 5.7%
Insurance 5.2%
Consumer Staples Distribution & Retail 4.6%
Pharmaceuticals 4.6%
Biotechnology 4.5%
Beverages 4.1%
Household Products 4.0%
Electric Utilities 3.8%
Multi-Utilities 3.6%
Other Industries
#
54.1%
100.0%
Top Holdings
2
Merck & Co., Inc. 1.5%
T-Mobile US, Inc. 1.5%
Procter & Gamble Co. (The) 1.5%
McDonald's Corp. 1.5%
Costco Wholesale Corp. 1.5%
Waste Management, Inc. 1.5%
Visa, Inc., Class A 1.4%
PepsiCo, Inc. 1.4%
AutoZone, Inc. 1.4%
Walmart, Inc. 1.4%
Other Holdings
#
85.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT BlackRock Equity Dividend Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 93.5%
Master Limited Partnership 1.9%
Repurchase Agreement 0.6%
Other assets in excess of liabilities 4.0%
100.0%
Top Industries
2
Banks 10.3%
Health Care Providers & Services 9.0%
Oil, Gas & Consumable Fuels 8.5%
Health Care Equipment & Supplies 7.7%
Insurance 6.9%
Pharmaceuticals 5.6%
Professional Services 4.3%
Financial Services 4.0%
Aerospace & Defense 2.9%
Food Products 2.8%
Other Industries
#
38.0%
100.0%
Top Holdings
2
Wells Fargo & Co. 3.1%
Laboratory Corp. of America Holdings 3.1%
Cognizant Technology Solutions Corp., Class A 2.7%
Baxter International, Inc. 2.6%
Citigroup, Inc. 2.6%
Kraft Heinz Co. (The) 2.4%
American International Group, Inc. 2.4%
Medtronic plc 2.4%
Shell plc 2.3%
Cisco Systems, Inc. 2.2%
Other Holdings
#
74.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Calvert Equity Fund
Asset Allocation
1
Common Stocks 97.9%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Financial Services 14.3%
Life Sciences Tools & Services 10.4%
Software 9.8%
Capital Markets 7.7%
Chemicals 7.5%
Specialty Retail 6.9%
IT Services 5.2%
Interactive Media & Services 4.6%
Machinery 4.0%
Electronic Equipment, Instruments & Components 3.8%
Other Industries 25.8%
100.0%
Top Holdings
2
Mastercard, Inc., Class A 4.9%
Microsoft Corp. 4.8%
Visa, Inc., Class A 4.8%
Danaher Corp. 4.8%
Alphabet, Inc., Class C 4.6%
Thermo Fisher Scientific, Inc. 4.0%
TJX Cos., Inc. (The) 4.0%
Zoetis, Inc., Class A 3.5%
Verisk Analytics, Inc., Class A 3.5%
S&P Global, Inc. 3.0%
Other Holdings 58.1%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.3%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 13.5%
Technology Hardware, Storage & Peripherals 10.4%
Health Care Providers & Services 5.4%
Interactive Media & Services 5.2%
Financial Services 4.5%
Capital Markets 4.4%
Semiconductors & Semiconductor Equipment 4.1%
Insurance 4.0%
Hotels, Restaurants & Leisure 3.7%
IT Services 3.6%
Other Industries 41.2%
100.0%
Top Holdings
2
Apple, Inc. 9.0%
Microsoft Corp. 4.9%
Meta Platforms, Inc., Class A 3.4%
Mastercard, Inc., Class A 2.4%
Adobe, Inc. 2.4%
Netflix, Inc. 2.2%
Vertex Pharmaceuticals, Inc. 1.9%
Booking Holdings, Inc. 1.8%
Alphabet, Inc., Class C 1.7%
Fortinet, Inc. 1.7%
Other Holdings 68.6%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Asset Allocation
1
Common Stocks 96.3%
Repurchase Agreements 8.2%
Total Return Swaps† (0.0)%
Liabilities in excess of other assets (4.5)%
100.0%
Top Industries
2
Software 19.7%
Hotels, Restaurants & Leisure 6.2%
Technology Hardware, Storage & Peripherals 5.9%
Interactive Media & Services 5.4%
Semiconductors & Semiconductor Equipment 5.4%
Health Care Providers & Services 5.0%
Broadline Retail 4.4%
Specialty Retail 3.6%
Insurance 3.6%
IT Services 3.5%
Other Industries
#
37.3%
100.0%
Top Holdings
2
Microsoft Corp. 9.2%
Apple, Inc. 4.9%
Alphabet, Inc., Class C 4.0%
NVIDIA Corp. 3.9%
Amazon.com, Inc. 3.3%
Mastercard, Inc., Class A 2.8%
Booking Holdings, Inc. 1.8%
Fortinet, Inc. 1.7%
Monster Beverage Corp. 1.5%
Progressive Corp. (The) 1.5%
Other Holdings
#
65.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 96.4%
Repurchase Agreements 3.0%
Master Limited Partnership 0.5%
Exchange Traded Fund 0.4%
Forward Currency Contracts
†
0.0%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Insurance 8.3%
Health Care Providers & Services 5.5%
Electric Utilities 4.7%
Oil, Gas & Consumable Fuels 4.7%
Machinery 4.5%
Health Care Equipment & Supplies 3.9%
Containers & Packaging 3.8%
Media 3.4%
Professional Services 3.2%
Capital Markets 3.1%
Other Industries
#
54.9%
100.0%
Top Holdings
2
Zimmer Biomet Holdings, Inc. 1.4%
Bank of New York Mellon Corp. (The) 1.2%
Huntington Ingalls Industries, Inc. 1.2%
Allstate Corp. (The) 1.2%
Quest Diagnostics, Inc. 1.2%
Packaging Corp. of America 1.1%
Global Payments, Inc. 1.1%
Flex Ltd. 1.0%
Ross Stores, Inc. 1.0%
BorgWarner, Inc. 1.0%
Other Holdings
#
88.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

12 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 97.1%
Repurchase Agreements 9.3%
Exchange Traded Fund 1.0%
Liabilities in excess of other assets
§
(7.4)%
100.0%
Top Industries
2
Software 8.0%
Health Care Equipment & Supplies 7.5%
Semiconductors & Semiconductor Equipment 7.2%
Biotechnology 4.7%
Hotels, Restaurants & Leisure 4.1%
Health Care Providers & Services 4.1%
Professional Services 3.6%
Construction & Engineering 3.5%
Electronic Equipment, Instruments & Components 3.2%
Commercial Services & Supplies 2.6%
Other Industries
#
51.5%
100.0%
Top Holdings
2
Inspire Medical Systems, Inc. 1.7%
Novanta, Inc. 1.6%
Shockwave Medical, Inc. 1.4%
Clean Harbors, Inc. 1.4%
elf Beauty, Inc. 1.3%
Wingstop, Inc. 1.3%
Kinsale Capital Group, Inc. 1.3%
Hamilton Lane, Inc., Class A 1.2%
Axcelis Technologies, Inc. 1.2%
Visteon Corp. 1.2%
Other Holdings
#
86.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2023 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 97.2%
Repurchase Agreements 5.5%
Rights
†
0.0%
Liabilities in excess of other assets (2.7)%
100.0%
Top Industries
2
Banks 6.5%
Insurance 5.0%
Software 4.8%
Building Products 4.3%
Automobile Components 3.8%
Construction & Engineering 3.7%
Biotechnology 3.6%
Specialty Retail 3.6%
Health Care Providers & Services 3.3%
Trading Companies & Distributors 3.2%
Other Industries
#
58.2%
100.0%
Top Holdings
2
Addus HomeCare Corp. 2.5%
ePlus, Inc. 2.3%
Verra Mobility Corp., Class A 2.1%
Element Solutions, Inc. 1.9%
Enstar Group Ltd. 1.8%
Beacon Roofing Supply, Inc. 1.7%
API Group Corp. 1.6%
American Woodmark Corp. 1.6%
Landstar System, Inc. 1.6%
ICU Medical, Inc. 1.5%
Other Holdings
#
81.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

14 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 7.5%
Rights
†
0.0%
Liabilities in excess of other assets
§
(6.2)%
100.0%
Top Industries
2
Banks 7.5%
Software 5.7%
Biotechnology 4.8%
Insurance 4.5%
Oil, Gas & Consumable Fuels 4.2%
Health Care Equipment & Supplies 3.8%
Semiconductors & Semiconductor Equipment 3.4%
Automobile Components 3.4%
Consumer Finance 2.9%
Hotels, Restaurants & Leisure 2.6%
Other Industries
#
57.2%
100.0%
Top Holdings
2
Encore Wire Corp. 1.0%
Boise Cascade Co. 1.0%
Goodyear Tire & Rubber Co. (The) 1.0%
American Equity Investment Life Holding Co. 1.0%
Inspire Medical Systems, Inc. 0.9%
Taylor Morrison Home Corp., Class A 0.9%
Tri Pointe Homes, Inc. 0.9%
elf Beauty, Inc. 0.8%
Navient Corp. 0.8%
Hamilton Lane, Inc., Class A 0.8%
Other Holdings
#
90.9%
100.0%
Top Countries
2
United States 89.9%
Puerto Rico 0.8%
Monaco 0.5%
United Kingdom 0.4%
Canada 0.4%
Israel 0.3%
Japan 0.2%
Switzerland 0.2%
India 0.2%
Bermuda 0.1%
Other Countries
#
7.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Real Estate Fund - June 30, 2023 (Unaudited) - Fund Overview - 15
Asset Allocation
1
Common Stocks 99.2%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Specialized REITs 25.5%
Residential REITs 19.0%
Industrial REITs 17.4%
Retail REITs 14.0%
Health Care REITs 10.8%
Hotels, Restaurants & Leisure 2.6%
Diversified REITs 2.3%
Real Estate Management & Development 2.3%
Hotel & Resort REITs 2.1%
Health Care Providers & Services 1.5%
Other Industries 2.5%
100.0%
Top Holdings
2
Prologis, Inc. 12.4%
Equinix, Inc. 8.9%
Public Storage 5.6%
Welltower, Inc. 5.6%
AvalonBay Communities, Inc. 5.0%
UDR, Inc. 4.2%
VICI Properties, Inc., Class A 3.7%
Brixmor Property Group, Inc. 3.5%
EastGroup Properties, Inc. 3.1%
American Homes 4 Rent, Class A 3.1%
Other Holdings 44.9%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

16 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Equity Funds (II)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Allspring Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,180.80 4.43 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class II Shares
Actual
(b)
1,000.00 1,180.00 5.78 1.07
Hypothetical
(b)(c)
1,000.00 1,019.49 5.36 1.07
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,040.90 4.00 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
Class II Shares
Actual
(b)
1,000.00 1,039.30 5.26 1.04
Hypothetical
(b)(c)
1,000.00 1,019.64 5.21 1.04
Class IV Shares
Actual
(b)
1,000.00 1,040.90 4.00 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79

Equity Funds (II) - June 30, 2023 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,060.60 4.09 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class II Shares
Actual
(b)
1,000.00 1,059.70 5.36 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class IV Shares
Actual
(b)
1,000.00 1,060.50 4.09 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
NVIT Calvert Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,116.70 4.62 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class II Shares
Actual
(b)
1,000.00 1,116.90 4.57 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
NVIT Jacobs Levy Large Cap Core Fund
Class I Shares
Actual
(b)
1,000.00 1,119.50 4.20 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class II Shares
Actual
(b)
1,000.00 1,118.20 4.73 0.90
Hypothetical
(b)(c)
1,000.00 1,020.33 4.51 0.90
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,216.60 4.45 0.81
Hypothetical
(b)(c)
1,000.00 1,020.78 4.06 0.81
Class II Shares
Actual
(b)
1,000.00 1,214.40 5.82 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,033.20 4.69 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
Class II Shares
Actual
(b)
1,000.00 1,032.90 5.14 1.02
Hypothetical
(b)(c)
1,000.00 1,019.74 5.11 1.02
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,133.60 5.77 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09
Class II Shares
Actual
(b)
1,000.00 1,131.80 7.08 1.34
Hypothetical
(b)(c)
1,000.00 1,018.15 6.71 1.34

18 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Equity Funds (II)
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,060.20 5.41 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
Class II Shares
Actual
(b)
1,000.00 1,059.00 6.69 1.31
Hypothetical
(b)(c)
1,000.00 1,018.30 6.56 1.31
Class IV Shares
Actual
(b)
1,000.00 1,061.50 5.42 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,036.50 5.30 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class II Shares
Actual
(b)
1,000.00 1,035.70 6.56 1.30
Hypothetical
(b)(c)
1,000.00 1,018.35 6.51 1.30
Class IV Shares
Actual
(b)
1,000.00 1,036.60 5.30 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 1,055.60 4.28 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class II Shares
Actual
(b)
1,000.00 1,054.90 5.55 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT Allspring Discovery Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks 98 .7%
Shares Value ($)
BRAZIL 2 .9%
Broadline Retail 2 .0%
MercadoLibre, Inc. * 7,938 9,403,355
Financial Services 0 .9%
StoneCo Ltd.
, Class A
* 310,784 3,959,388
13,362,743
CANADA 1 .2%
Commercial Services & Supplies 1 .2%
RB Global, Inc. 92,900 5,574,000
DENMARK 0 .6%
Biotechnology 0 .6%
Ascendis Pharma A/S, ADR *(a) 31,314 2,794,775
INDIA 1 .9%
Professional Services 1 .9%
WNS Holdings Ltd., ADR *(a) 119,012 8,773,565
ISRAEL 1 .7%
Broadline Retail 1 .7%
Global-e Online Ltd. *(a) 193,728 7,931,224
SWITZERLAND 1 .7%
Biotechnology 0 .5%
CRISPR Therapeutics AG *(a) 41,312 2,319,256
Textiles, Apparel & Luxury Goods 1 .2%
On Holding AG
, Class A
* 162,352 5,357,616
7,676,872
UNITED STATES 88 .7%
Aerospace & Defense 1 .6%
Axon Enterprise, Inc. *(a) 38,039 7,422,170
Biotechnology 4 .6%
Exact Sciences Corp. *(a) 89,400 8,394,660
Halozyme Therapeutics, Inc. * 26,700 963,069
Mirati Therapeutics, Inc. *(a) 30,287 1,094,269
Natera, Inc. *(a) 82,100 3,994,986
Sarepta Therapeutics, Inc. * 31,229 3,576,345
TG Therapeutics, Inc. * 126,500 3,142,260
21,165,589
Building Products 2 .5%
Advanced Drainage Systems, Inc.
(a) 43,950 5,000,631
Trex Co., Inc. * 98,680 6,469,461
11,470,092
Capital Markets 2 .7%
MarketAxess Holdings, Inc. (a) 26,919 7,037,165
Morningstar, Inc. 26,100 5,117,427
12,154,592
Commercial Services & Supplies 6 .0%
Casella Waste Systems, Inc.
,
Class A
* 127,159 11,501,531
Rollins, Inc. 140,538 6,019,243
Tetra Tech, Inc. (a) 61,423 10,057,402
27,578,176
Construction & Engineering 1 .0%
Valmont Industries, Inc. 15,900 4,627,695
Electronic Equipment, Instruments & Components 5 .7%
Novanta, Inc. * 53,973 9,936,429
Teledyne Technologies, Inc. * 29,987 12,327,956
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.
, Class
A
*(a) 12,200 3,609,126
25,873,511
Entertainment 4 .3%
Endeavor Group Holdings, Inc.
,
Class A
* 186,500 4,461,080
Liberty Media Corp.-Liberty
Formula One
, Class C
*(a) 104,741 7,884,903
Warner Music Group Corp.
, Class
A
(a) 158,845 4,144,266
World Wrestling Entertainment,
Inc.
, Class A
29,900 3,243,253
19,733,502
Financial Services 1 .2%
Jack Henry & Associates, Inc. 32,900 5,505,157
Ground Transportation 3 .0%
JB Hunt Transport Services, Inc. 31,200 5,648,136
Saia, Inc. *(a) 24,161 8,272,968
13,921,104
Health Care Equipment & Supplies 9 .3%
Dexcom, Inc. * 36,964 4,750,244
ICU Medical, Inc. *(a) 35,480 6,322,181
Inari Medical, Inc. *(a) 67,822 3,943,171
Inspire Medical Systems, Inc. *(a) 25,120 8,154,956
iRhythm Technologies, Inc. * 46,636 4,865,068
PROCEPT BioRobotics Corp. * 62,400 2,205,840
Shockwave Medical, Inc. * 26,871 7,669,252
TransMedics Group, Inc. *(a) 53,200 4,467,736
42,378,448
Health Care Providers & Services 2 .8%
HealthEquity, Inc. *(a) 100,500 6,345,570
Option Care Health, Inc. * 204,052 6,629,649
12,975,219
Hotels, Restaurants & Leisure 5 .3%
Chipotle Mexican Grill, Inc.
, Class
A
* 3,100 6,630,900
Hyatt Hotels Corp.
, Class A
(a) 35,455 4,062,434
MGM Resorts International 127,200 5,586,624
Wingstop, Inc. 38,978 7,801,836
24,081,794
Industrial REITs 1 .9%
Rexford Industrial Realty, Inc. 166,276 8,682,933
Interactive Media & Services 2 .4%
IAC, Inc. *(a) 102,599 6,443,217
ZoomInfo Technologies, Inc.
, Class
A
*(a) 184,831 4,692,859
11,136,076
IT Services 3 .6%
Globant SA *(a) 50,875 9,143,255
MongoDB, Inc.
, Class A
* 17,439 7,167,255
16,310,510
Life Sciences Tools & Services 3 .3%
Bio-Rad Laboratories, Inc.
, Class
A
* 10,248 3,885,222
Bio-Techne Corp. 96,956 7,914,518
Waters Corp. * 12,200 3,251,788
15,051,528

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Machinery 1 .3%
RBC Bearings, Inc. *(a) 27,900 6,067,413
Metals & Mining 1 .4%
ATI, Inc. *(a) 140,100 6,196,623
Personal Care Products 2 .8%
BellRing Brands, Inc. * 195,700 7,162,620
Coty, Inc.
, Class A
*(a) 450,200 5,532,958
12,695,578
Professional Services 1 .1%
FTI Consulting, Inc. *(a) 27,100 5,154,420
Residential REITs 1 .6%
Equity LifeStyle Properties, Inc. (a) 110,492 7,390,810
Semiconductors & Semiconductor Equipment 4 .7%
Axcelis Technologies, Inc. *(a) 26,200 4,803,246
Entegris, Inc. (a) 48,700 5,396,934
Impinj, Inc. *(a) 58,316 5,228,029
Monolithic Power Systems, Inc. (a) 7,800 4,213,794
Wolfspeed, Inc. *(a) 34,500 1,917,855
21,559,858
Software 11 .1%
BILL Holdings, Inc. *(a) 53,965 6,305,810
CCC Intelligent Solutions
Holdings, Inc. *(a) 602,804 6,757,433
Confluent, Inc.
, Class A
*(a) 254,500 8,986,395
Fair Isaac Corp. * 6,100 4,936,181
HubSpot, Inc. * 13,772 7,327,943
Olo, Inc.
, Class A
*(a) 393,129 2,539,613
Tyler Technologies, Inc. * 19,700 8,204,459
Zscaler, Inc. * 37,600 5,500,880
50,558,714
Trading Companies & Distributors 3 .5%
SiteOne Landscape Supply, Inc.
*(a) 48,732 8,155,788
Watsco, Inc. (a) 20,600 7,858,282
16,014,070
405,705,582
Total Common Stocks
(cost $374,393,120) 451,818,761
Repurchase Agreements 9 .4%
Principal
Amount ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$4,001,687, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc., 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$2,000,844, collateralized by
U.S. Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026; total
market value $2,040,003.(b)
(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$12,142,099, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $12,379,710.
(b)(c) 12,136,970 12,136,970
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$10,004,209, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052; total
market value $10,204,295.
(b)(c) 10,000,000 10,000,000
MetLife, Inc., 5.07%,
dated 6/30/2023, due
7/3/2023, repurchase price
$3,001,268, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing  5/15/2046; total
market value $3,061,656.(b)
(c) 3,000,000 3,000,000
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$12,005,080, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/16/2023 - 2/20/2073; total
market value $12,240,000.
(b)(c) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $43,136,970) 43,136,970
Total Investments
(cost $417,530,090) — 108.1% 494,955,731
Liabilities in excess of other assets — (8.1)% (37,091,796)
NET ASSETS — 100.0%
$ 457,863,935

NVIT Allspring Discovery Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $113,631,966, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $43,136,970 and by $72,855,733 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $115,992,703.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $43,136,970.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97 .4%
Shares Value ($)
Aerospace & Defense 1 .2%
Lockheed Martin Corp. 14,670 6,753,774
Northrop Grumman Corp. 3,311 1,509,154
8,262,928
Air Freight & Logistics 2 .8%
CH Robinson Worldwide, Inc. 75,716 7,143,805
Expeditors International of
Washington, Inc. 68,492 8,296,436
United Parcel Service, Inc.,
Class B 15,618 2,799,526
18,239,767
Banks 0 .1%
Citigroup, Inc. 21,161 974,252
Beverages 4 .1%
Brown-Forman Corp., Class B 4,934 329,492
Coca-Cola Co. (The) 114,567 6,899,225
Molson Coors Beverage Co.,
Class B 13,021 857,303
Monster Beverage Corp.* 163,734 9,404,881
PepsiCo, Inc. 51,885 9,610,140
27,101,041
Biotechnology 4 .5%
AbbVie, Inc. 10,795 1,454,410
Amgen, Inc. 28,875 6,410,828
Gilead Sciences, Inc. 47,837 3,686,798
Regeneron Pharmaceuticals,
Inc.* 12,331 8,860,317
United Therapeutics Corp.* 16,863 3,722,507
Vertex Pharmaceuticals, Inc.* 15,596 5,488,388
29,623,248
Capital Markets 1 .1%
CME Group, Inc. 23,119 4,283,720
LPL Financial Holdings, Inc. 10,121 2,200,609
MarketAxess Holdings, Inc. 2,112 552,119
7,036,448
Chemicals 1 .1%
Air Products & Chemicals, Inc. 4,353 1,303,854
CF Industries Holdings, Inc. 18,817 1,306,276
Corteva, Inc. 41,820 2,396,286
LyondellBasell Industries NV,
Class A 25,684 2,358,562
7,364,978
Commercial Services & Supplies 3 .1%
Copart, Inc.* 30,316 2,765,123
Republic Services, Inc., Class
A 49,855 7,636,290
Rollins, Inc. 13,275 568,568
Waste Management, Inc. 55,836 9,683,079
20,653,060
Communications Equipment 1 .4%
Cisco Systems, Inc. 176,654 9,140,078
Construction Materials 0 .2%
Knife River Corp.* 29,052 1,263,762
Consumer Staples Distribution & Retail 4 .6%
Casey's General Stores, Inc. 12,839 3,131,175
Costco Wholesale Corp. 18,180 9,787,749
Dollar General Corp. 2,901 492,532
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The) 106,831 5,021,057
Target Corp. 18,901 2,493,042
Walmart, Inc. 61,129 9,608,256
30,533,811
Containers & Packaging 0 .3%
AptarGroup, Inc. 2,115 245,044
Packaging Corp. of America 14,863 1,964,294
2,209,338
Diversified Consumer Services 0 .0%
†
Grand Canyon Education,
Inc.* 1,934 199,608
Diversified Telecommunication Services 2 .0%
AT&T, Inc. 232,060 3,701,357
Verizon Communications, Inc. 253,798 9,438,748
13,140,105
Electric Utilities 3 .8%
Alliant Energy Corp. 5,271 276,622
American Electric Power Co.,
Inc. 50,073 4,216,147
Avangrid, Inc.(a) 36,454 1,373,587
Duke Energy Corp. 44,721 4,013,262
Evergy, Inc. 38,619 2,256,122
Eversource Energy 42,108 2,986,299
IDACORP, Inc. 11,736 1,204,114
Pinnacle West Capital Corp. 51,644 4,206,920
Xcel Energy, Inc. 76,481 4,754,824
25,287,897
Electrical Equipment 0 .8%
Eaton Corp. plc 26,238 5,276,462
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp., Class A 4,939 419,568
Entertainment 1 .3%
Electronic Arts, Inc. 59,322 7,694,063
Take-Two Interactive Software,
Inc.* 5,816 855,883
8,549,946
Financial Services 2 .0%
Mastercard, Inc., Class A 8,059 3,169,605
TFS Financial Corp.(a) 15,133 190,222
Visa, Inc., Class A(a) 40,520 9,622,689
12,982,516
Food Products 5 .7%
Archer-Daniels-Midland Co. 8,856 669,159
Campbell Soup Co. 19,202 877,723
Flowers Foods, Inc.(a) 112,210 2,791,785
General Mills, Inc. 50,887 3,903,033
Hershey Co. (The) 36,995 9,237,651
Hormel Foods Corp. 152,248 6,123,415
J M Smucker Co. (The) 24,336 3,593,697
Kellogg Co. 21,078 1,420,657
McCormick & Co., Inc.
(Non-Voting) 26,377 2,300,866
Mondelez International, Inc.,
Class A 92,274 6,730,466

NVIT AQR Large Cap Defensive Style Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Food Products
Seaboard Corp. 71 252,811
37,901,263
Ground Transportation 2 .6%
JB Hunt Transport Services,
Inc. 22,716 4,112,277
Landstar System, Inc.(a) 27,300 5,256,342
Old Dominion Freight Line,
Inc.(a) 13,450 4,973,137
U-Haul Holding Co.(a) 4,550 251,706
U-Haul Holding Co.
(Non-Voting) 18,077 915,962
Union Pacific Corp. 9,445 1,932,636
17,442,060
Health Care Equipment & Supplies 3 .3%
Abbott Laboratories 84,286 9,188,860
Becton Dickinson & Co. 12,973 3,425,002
Envista Holdings Corp.* 18,010 609,458
Hologic, Inc.* 12,645 1,023,866
Medtronic plc 55,553 4,894,219
Stryker Corp. 8,166 2,491,365
21,632,770
Health Care Providers & Services 5 .8%
Chemed Corp.(a) 7,039 3,812,815
Cigna Group (The) 5,259 1,475,675
CVS Health Corp. 57,477 3,973,385
Elevance Health, Inc. 9,894 4,395,805
Humana, Inc. 19,352 8,652,860
McKesson Corp. 11,509 4,917,911
Molina Healthcare, Inc.* 971 292,504
Premier, Inc., Class A 30,625 847,088
Quest Diagnostics, Inc. 10,333 1,452,407
UnitedHealth Group, Inc. 17,891 8,599,130
38,419,580
Health Care Technology 0 .1%
Veeva Systems, Inc., Class A* 4,094 809,507
Hotels, Restaurants & Leisure 1 .5%
McDonald's Corp. 32,884 9,812,914
Wyndham Hotels & Resorts,
Inc. 2,800 191,996
10,004,910
Household Durables 0 .3%
Garmin Ltd. 20,795 2,168,711
Household Products 4 .0%
Church & Dwight Co., Inc.(a) 37,999 3,808,640
Clorox Co. (The) 41,477 6,596,502
Colgate-Palmolive Co. 76,648 5,904,962
Kimberly-Clark Corp. 1,731 238,982
Procter & Gamble Co. (The) 64,952 9,855,816
26,404,902
Industrial Conglomerates 0 .6%
3M Co. 25,461 2,548,391
Honeywell International, Inc. 6,562 1,361,615
3,910,006
Insurance 5 .2%
Allstate Corp. (The) 29,593 3,226,821
Aon plc, Class A 1,560 538,512
Common Stocks
Shares Value ($)
Insurance
Assured Guaranty Ltd. 10,033 559,841
Chubb Ltd. 15,976 3,076,339
Erie Indemnity Co., Class A 4,547 954,915
Everest Re Group Ltd. 5,518 1,886,384
Marsh & McLennan Cos., Inc. 21,592 4,061,023
Progressive Corp. (The) 67,293 8,907,574
Travelers Cos., Inc. (The) 25,638 4,452,295
Unum Group(a) 98,751 4,710,423
White Mountains Insurance
Group Ltd. 1,467 2,037,531
34,411,658
Interactive Media & Services 1 .8%
Alphabet, Inc., Class A* 58,060 6,949,782
Meta Platforms, Inc., Class A* 16,264 4,667,443
11,617,225
IT Services 1 .7%
Accenture plc, Class A 13,497 4,164,904
Amdocs Ltd. 8,422 832,515
International Business
Machines Corp. 44,834 5,999,237
10,996,656
Life Sciences Tools & Services 3 .0%
Agilent Technologies, Inc. 3,763 452,501
Bio-Techne Corp. 4,656 380,069
Charles River Laboratories
International, Inc.*(a) 2,074 436,058
Danaher Corp. 13,614 3,267,360
Mettler-Toledo International,
Inc.* 2,405 3,154,494
QIAGEN NV* 5,163 232,490
Revvity, Inc. 18,467 2,193,695
Thermo Fisher Scientific, Inc. 16,860 8,796,705
Waters Corp.* 2,804 747,378
West Pharmaceutical
Services, Inc. 1,191 455,522
20,116,272
Machinery 1 .8%
Caterpillar, Inc. 20,686 5,089,790
IDEX Corp. 6,181 1,330,522
Illinois Tool Works, Inc. 22,685 5,674,880
12,095,192
Media 0 .6%
New York Times Co. (The),
Class A(a) 93,951 3,699,790
Metals & Mining 0 .2%
Newmont Corp. 18,652 795,694
Royal Gold, Inc.(a) 3,893 446,839
1,242,533
Multi-Utilities 3 .6%
Ameren Corp. 60,196 4,916,208
Consolidated Edison, Inc. 37,368 3,378,067
Dominion Energy, Inc. 51,756 2,680,443
DTE Energy Co. 37,547 4,130,921
Public Service Enterprise
Group, Inc. 55,811 3,494,327

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Multi-Utilities
WEC Energy Group, Inc. 59,197 5,223,543
23,823,509
Office REITs 0 .0%
†
Hudson Pacific Properties, Inc. 50,274 212,156
Oil, Gas & Consumable Fuels 2 .2%
Chevron Corp. 1,231 193,698
ConocoPhillips 16,604 1,720,340
Coterra Energy, Inc. 43,458 1,099,487
EOG Resources, Inc. 40,018 4,579,660
Exxon Mobil Corp. 17,250 1,850,063
HF Sinclair Corp. 4,222 188,343
Marathon Petroleum Corp. 33,331 3,886,395
Phillips 66 12,246 1,168,024
14,686,010
Pharmaceuticals 4 .6%
Bristol-Myers Squibb Co. 36,212 2,315,757
Eli Lilly & Co. 15,892 7,453,030
Johnson & Johnson 54,692 9,052,620
Merck & Co., Inc. 88,238 10,181,783
Pfizer, Inc. 39,482 1,448,200
30,451,390
Professional Services 2 .9%
Automatic Data Processing,
Inc. 13,213 2,904,085
Booz Allen Hamilton Holding
Corp., Class A 24,374 2,720,138
CACI International, Inc., Class
A* 14,002 4,772,442
FTI Consulting, Inc.*(a) 26,144 4,972,589
Leidos Holdings, Inc. 2,556 226,155
Paychex, Inc. 2,348 262,671
Robert Half International, Inc. 44,233 3,327,206
19,185,286
Semiconductors & Semiconductor Equipment 1 .2%
Broadcom, Inc. 3,981 3,453,239
First Solar, Inc.* 3,236 615,131
Texas Instruments, Inc. 22,233 4,002,385
8,070,755
Software 3 .1%
Adobe, Inc.* 2,432 1,189,224
Dolby Laboratories, Inc., Class
A 4,483 375,137
Microsoft Corp. 27,644 9,413,888
Oracle Corp. 47,828 5,695,836
Roper Technologies, Inc. 6,832 3,284,826
Tyler Technologies, Inc.* 802 334,009
20,292,920
Specialized REITs 0 .7%
Public Storage(a) 16,657 4,861,845
Specialty Retail 2 .7%
AutoZone, Inc.* 3,854 9,609,409
Home Depot, Inc. (The) 1,399 434,585
O'Reilly Automotive, Inc.* 7,896 7,543,049
Ulta Beauty, Inc.* 670 315,299
17,902,342
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. 14,539 2,820,130
Textiles, Apparel & Luxury Goods 0 .1%
Deckers Outdoor Corp.* 1,879 991,473
Tobacco 1 .7%
Altria Group, Inc. 59,912 2,714,013
Philip Morris International, Inc. 85,214 8,318,591
11,032,604
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 1,366 194,997
Wireless Telecommunication Services 1 .5%
T-Mobile US, Inc.*(a) 72,659 10,092,335
Total Common Stocks
(cost $476,475,254) 645,749,600
Repurchase Agreements 2 .8%
Principal
Amount ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $1,000,422,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing  8/20/2045; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,709,548,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $6,840,849.
(b)(c) 6,706,714 6,706,714
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,225,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046;
total market value
$10,205,519.(b)(c) 10,000,000 10,000,000

NVIT AQR Large Cap Defensive Style Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $1,000,424,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $18,706,714) 18,706,714
Total Investments
(cost $495,181,968) — 100.2% 664,456,314
Liabilities in excess of other assets — (0.2)% (1,380,135)
NET ASSETS — 100.0%
$ 663,076,179
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $33,161,438, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $18,706,714 and by $14,805,850 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 6.13%, and maturity dates ranging
from 7/31/2023 – 11/15/2052, a total value of $33,512,564.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $18,706,714.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 61 9/2023 USD 13,689,163 177,349
Net contracts 177,349
As of June 30, 2023, the Fund had $683,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks 93 .5%
Shares Value ($)
Aerospace & Defense 2 .8%
L3Harris Technologies, Inc. 52,619 10,301,222
Raytheon Technologies Corp. 39,676 3,886,661
14,187,883
Automobile Components 0 .4%
Lear Corp. 14,979 2,150,235
Automobiles 2 .1%
General Motors Co. 286,710 11,055,538
Banks 9 .9%
Bank of America Corp. 47,558 1,364,439
Citigroup, Inc. 279,029 12,846,495
Citizens Financial Group, Inc. 120,796 3,150,360
First Citizens BancShares,
Inc., Class A 7,805 10,017,327
JPMorgan Chase & Co. 56,438 8,208,343
Wells Fargo & Co. 364,292 15,547,982
51,134,946
Beverages 1 .0%
Constellation Brands, Inc.,
Class A 20,150 4,959,520
Capital Markets 2 .3%
Carlyle Group, Inc. (The)(a) 110,065 3,516,577
Charles Schwab Corp. (The) 21,261 1,205,073
Intercontinental Exchange, Inc. 23,881 2,700,464
Raymond James Financial,
Inc.(a) 43,912 4,556,748
11,978,862
Chemicals 0 .5%
PPG Industries, Inc.(a) 18,937 2,808,357
Communications Equipment 2 .2%
Cisco Systems, Inc. 214,400 11,093,056
Consumer Staples Distribution & Retail 1 .9%
Dollar General Corp. 57,262 9,721,942
Containers & Packaging 1 .4%
Sealed Air Corp. 178,269 7,130,760
Diversified Telecommunication Services 1 .7%
AT&T, Inc. 210,721 3,361,000
Verizon Communications, Inc. 142,623 5,304,149
8,665,149
Electric Utilities 1 .9%
American Electric Power Co.,
Inc. 33,233 2,798,219
Exelon Corp. 74,334 3,028,367
PG&E Corp.* 240,055 4,148,150
9,974,736
Entertainment 0 .5%
Activision Blizzard, Inc.* 30,687 2,586,914
Financial Services 3 .8%
Apollo Global Management,
Inc. 29,259 2,247,384
Equitable Holdings, Inc. 69,074 1,876,050
Fidelity National Information
Services, Inc. 178,678 9,773,686
Visa, Inc., Class A(a) 24,868 5,905,653
19,802,773
Common Stocks
Shares Value ($)
Food Products 2 .6%
Kraft Heinz Co. (The) 341,336 12,117,428
Mondelez International, Inc.,
Class A 20,011 1,459,602
13,577,030
Ground Transportation 0 .5%
Union Pacific Corp. 12,709 2,600,516
Health Care Equipment & Supplies 7 .4%
Baxter International, Inc. 286,830 13,067,975
Koninklijke Philips NV* 298,347 6,456,331
Medtronic plc 134,141 11,817,822
Zimmer Biomet Holdings, Inc. 47,872 6,970,163
38,312,291
Health Care Providers & Services 8 .6%
AmerisourceBergen Corp. 13,822 2,659,768
Cardinal Health, Inc. 95,828 9,062,454
Cigna Group (The) 25,184 7,066,630
Elevance Health, Inc. 15,906 7,066,877
Humana, Inc. 7,163 3,202,792
Laboratory Corp. of America
Holdings 63,683 15,368,618
44,427,139
Household Durables 2 .0%
Newell Brands, Inc. 212,591 1,849,542
Panasonic Holdings Corp. 435,700 5,337,315
Sony Group Corp. 32,200 2,888,264
10,075,121
Industrial Conglomerates 0 .4%
Siemens AG (Registered) 12,973 2,159,336
Insurance 6 .7%
Allstate Corp. (The) 26,809 2,923,253
American International Group,
Inc. 206,331 11,872,286
Fidelity National Financial, Inc. 146,339 5,268,204
First American Financial Corp.
(a) 8,996 512,952
Prudential plc 300,666 4,240,096
Willis Towers Watson plc 40,333 9,498,422
34,315,213
Interactive Media & Services 0 .7%
Alphabet, Inc., Class A* 29,156 3,489,973
IT Services 2 .6%
Cognizant Technology
Solutions Corp., Class A 203,896 13,310,331
Machinery 1 .2%
Fortive Corp. 18,853 1,409,639
Komatsu Ltd. 155,500 4,207,567
Pentair plc 5,775 373,065
5,990,271
Media 2 .6%
Comcast Corp., Class A 223,413 9,282,810
Fox Corp., Class A 119,173 4,051,882
13,334,692
Multi-Utilities 1 .4%
Public Service Enterprise
Group, Inc. 64,829 4,058,944

NVIT BlackRock Equity Dividend Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Multi-Utilities
Sempra Energy 22,615 3,292,518
7,351,462
Oil, Gas & Consumable Fuels 6 .2%
BP plc 1,746,583 10,232,963
ConocoPhillips 30,156 3,124,463
EQT Corp.(a) 92,216 3,792,844
Hess Corp. 24,015 3,264,839
Shell plc 387,440 11,535,487
31,950,596
Personal Care Products 2 .0%
Unilever plc, ADR-UK(a) 202,541 10,558,462
Pharmaceuticals 5 .4%
AstraZeneca plc 31,736 4,545,810
Bayer AG (Registered) 125,599 6,943,862
Eli Lilly & Co. 7,152 3,354,145
Novo Nordisk A/S, ADR-DK 18,745 3,033,503
Sanofi 90,675 9,720,631
27,597,951
Professional Services 4 .1%
Leidos Holdings, Inc. 106,920 9,460,282
Robert Half International, Inc. 16,956 1,275,430
SS&C Technologies Holdings,
Inc. 172,255 10,438,653
21,174,365
Semiconductors & Semiconductor Equipment 0 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 24,956 2,518,560
Software 2 .1%
Microsoft Corp. 31,671 10,785,242
Specialty Retail 0 .5%
Ross Stores, Inc. 24,987 2,801,792
Technology Hardware, Storage & Peripherals 1 .4%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a)(b) 5,026 6,963,480
Textiles, Apparel & Luxury Goods 0 .5%
Ralph Lauren Corp., Class
A(a) 20,904 2,577,463
Tobacco 1 .3%
British American Tobacco plc,
ADR-UK 208,675 6,928,010
Wireless Telecommunication Services 0 .4%
Rogers Communications, Inc.,
Class B 50,652 2,310,932
Total Common Stocks
(cost $430,270,045) 482,360,899
Master Limited Partnership 1 .9%
Oil, Gas & Consumable Fuels 1 .9%
Enterprise Products Partners
LP 380,495 10,026,043
Total Master Limited Partnership
(cost  $8,298,715)
10,026,043
Repurchase Agreement 0 .6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,933,680,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $2,991,089.
(c)(d) 2,932,440 2,932,440
Total Repurchase Agreement
(cost $2,932,440) 2,932,440
Total Investments
(cost $441,501,200) — 96.0% 495,319,382
Other assets in excess of liabilities — 4.0% 20,399,671
NET ASSETS — 100.0%
$ 515,719,053

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $31,902,224, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,932,440 and by $29,654,124 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.13%, and maturity dates ranging from
7/31/2023 – 11/15/2052, a total value of $32,586,564.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$6,963,480 which represents 1.35% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $2,932,440.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT Calvert Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks 97 .9%
Shares Value ($)
Capital Markets 7 .5%
Charles Schwab Corp. (The) 16,006 907,220
Intercontinental Exchange, Inc. 24,031 2,717,426
Moody's Corp. 3,010 1,046,637
S&P Global, Inc. 7,582 3,039,548
7,710,831
Chemicals 7 .3%
Air Products & Chemicals, Inc. 5,248 1,571,933
Ecolab, Inc. 16,011 2,989,094
Linde plc 7,814 2,977,759
7,538,786
Consumer Staples Distribution & Retail 3 .2%
Costco Wholesale Corp. 1,764 949,702
Dollar General Corp. 13,532 2,297,463
3,247,165
Containers & Packaging 0 .9%
Ball Corp. 15,083 877,981
Electronic Equipment, Instruments & Components 3 .7%
Amphenol Corp., Class A 31,767 2,698,607
TE Connectivity Ltd. 7,916 1,109,506
3,808,113
Entertainment 1 .1%
Electronic Arts, Inc. 8,349 1,082,865
Financial Services 14 .0%
Fidelity National Information
Services, Inc. 11,864 648,961
Fiserv, Inc.* 20,636 2,603,231
Mastercard, Inc., Class A 12,511 4,920,576
PayPal Holdings, Inc.* 20,739 1,383,914
Visa, Inc., Class A 20,414 4,847,917
14,404,599
Health Care Equipment & Supplies 1 .5%
IDEXX Laboratories, Inc.* 1,979 993,913
Intuitive Surgical, Inc.* 1,763 602,840
1,596,753
Hotels, Restaurants & Leisure 1 .4%
Starbucks Corp. 14,077 1,394,468
Insurance 3 .1%
Aon plc, Class A 3,154 1,088,761
Marsh & McLennan Cos., Inc. 11,299 2,125,116
3,213,877
Interactive Media & Services 4 .5%
Alphabet, Inc., Class C* 38,016 4,598,796
IT Services 5 .1%
Accenture plc, Class A 3,756 1,159,026
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 8,199 2,872,192
VeriSign, Inc.* 5,531 1,249,840
5,281,058
Life Sciences Tools & Services 10 .2%
Agilent Technologies, Inc. 13,552 1,629,628
Danaher Corp. 20,112 4,826,880
Thermo Fisher Scientific, Inc. 7,650 3,991,387
10,447,895
Machinery 3 .9%
IDEX Corp. 8,185 1,761,903
Xylem, Inc. 19,859 2,236,521
3,998,424
Personal Care Products 1 .5%
Estee Lauder Cos., Inc. (The),
Class A 8,066 1,584,001
Pharmaceuticals 3 .5%
Zoetis, Inc., Class A 20,719 3,568,019
Professional Services 3 .4%
Verisk Analytics, Inc., Class A 15,579 3,521,321
Semiconductors & Semiconductor Equipment 0 .9%
Texas Instruments, Inc. 5,412 974,268
Software 9 .6%
Adobe, Inc.* 4,277 2,091,411
Intuit, Inc. 6,385 2,925,543
Microsoft Corp. 14,267 4,858,484
9,875,438
Specialized REITs 3 .4%
American Tower Corp. 14,290 2,771,403
Crown Castle, Inc. 6,576 749,269
3,520,672
Specialty Retail 6 .8%
Lowe's Cos., Inc. 6,173 1,393,246
O'Reilly Automotive, Inc.* 1,650 1,576,245
TJX Cos., Inc. (The) 46,958 3,981,569
6,951,060
Textiles, Apparel & Luxury Goods 1 .4%
NIKE, Inc., Class B 13,313 1,469,356
Total Investments
(cost $88,398,558) — 97.9% 100,665,746
Other assets in excess of liabilities — 2.1% 2,149,799
NET ASSETS — 100.0%
$ 102,815,545
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks 99 .3%
Shares Value ($)
Air Freight & Logistics 1 .4%
FedEx Corp. 12,448 3,085,859
Automobile Components 0 .4%
Lear Corp. 5,799 832,446
Automobiles 2 .5%
Ford Motor Co. 194,497 2,942,740
General Motors Co. 70,234 2,708,223
5,650,963
Banks 1 .0%
Comerica, Inc. 19,096 808,907
Cullen/Frost Bankers, Inc. 3,766 404,958
KeyCorp 25,776 238,170
Zions Bancorp NA 27,457 737,495
2,189,530
Beverages 0 .8%
Monster Beverage Corp.* 32,606 1,872,889
Biotechnology 3 .2%
Exelixis, Inc.* 19,192 366,759
Gilead Sciences, Inc. 4,249 327,470
Incyte Corp.* 19,333 1,203,479
Mirati Therapeutics, Inc.* 2,649 95,708
Neurocrine Biosciences, Inc.* 2,975 280,543
Sarepta Therapeutics, Inc.* 4,354 498,620
Ultragenyx Pharmaceutical,
Inc.* 6,488 299,292
Vertex Pharmaceuticals, Inc.* 11,786 4,147,611
7,219,482
Broadline Retail 1 .8%
Amazon.com, Inc.* 18,897 2,463,413
Coupang, Inc., Class A* 8,136 141,566
eBay, Inc. 31,349 1,400,987
4,005,966
Building Products 1 .2%
Builders FirstSource, Inc.* 2,135 290,360
Trane Technologies plc 12,365 2,364,930
2,655,290
Capital Markets 4 .4%
Bank of New York Mellon
Corp. (The) 46,250 2,059,050
Charles Schwab Corp. (The) 45,026 2,552,074
Evercore, Inc., Class A 5,566 687,902
Interactive Brokers Group,
Inc., Class A 9,256 768,896
LPL Financial Holdings, Inc. 4,394 955,387
Nasdaq, Inc. 26,365 1,314,295
Northern Trust Corp. 17,626 1,306,792
Robinhood Markets, Inc.,
Class A* 13,827 137,993
9,782,389
Chemicals 3 .4%
Corteva, Inc. 46,952 2,690,350
Dow, Inc. 35,589 1,895,470
DuPont de Nemours, Inc. 24,159 1,725,919
Eastman Chemical Co. 8,266 692,029
Ginkgo Bioworks Holdings,
Inc., Class A* 70,857 131,794
Common Stocks
Shares Value ($)
Chemicals
Huntsman Corp. 16,526 446,533
7,582,095
Communications Equipment 1 .8%
Arista Networks, Inc.* 7,857 1,273,305
F5, Inc.* 6,312 923,193
Juniper Networks, Inc. 56,244 1,762,125
3,958,623
Construction & Engineering 0 .4%
AECOM 10,297 872,053
Consumer Finance 0 .8%
SLM Corp. 44,336 723,563
Synchrony Financial 28,865 979,101
1,702,664
Consumer Staples Distribution & Retail 1 .3%
Target Corp. 21,966 2,897,315
Electric Utilities 2 .1%
Constellation Energy Corp. 20,160 1,845,648
NRG Energy, Inc. 23,677 885,283
Pinnacle West Capital Corp. 9,530 776,314
PPL Corp. 45,389 1,200,993
4,708,238
Entertainment 2 .6%
Live Nation Entertainment,
Inc.* 10,308 939,162
Netflix, Inc.* 11,101 4,889,879
5,829,041
Financial Services 4 .5%
Fidelity National Information
Services, Inc. 48,409 2,647,972
Mastercard, Inc., Class A 13,626 5,359,106
PayPal Holdings, Inc.* 30,605 2,042,272
10,049,350
Ground Transportation 0 .6%
CSX Corp. 18,750 639,375
Lyft, Inc., Class A* 42,624 408,764
Uber Technologies, Inc.* 4,683 202,165
1,250,304
Health Care Equipment & Supplies 1 .3%
Edwards Lifesciences Corp.* 29,295 2,763,397
Tandem Diabetes Care, Inc.* 8,149 199,977
2,963,374
Health Care Providers & Services 5 .4%
DaVita, Inc.* 12,761 1,282,098
Elevance Health, Inc. 6,844 3,040,721
Humana, Inc. 5,662 2,531,650
McKesson Corp. 8,780 3,751,782
Molina Healthcare, Inc.* 3,435 1,034,759
Tenet Healthcare Corp.* 4,759 387,287
12,028,297
Health Care REITs 0 .3%
Healthpeak Properties, Inc. 33,671 676,787
Hotels, Restaurants & Leisure 3 .6%
Airbnb, Inc., Class A* 2,403 307,968
Booking Holdings, Inc.* 1,445 3,901,977
Domino's Pizza, Inc. 1,894 638,259

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc.* 8,653 946,552
Hilton Worldwide Holdings,
Inc. 11,017 1,603,524
MGM Resorts International 16,528 725,910
8,124,190
Household Durables 1 .2%
Lennar Corp., Class A 12,845 1,609,607
NVR, Inc.* 179 1,136,761
2,746,368
Insurance 4 .0%
Allstate Corp. (The) 22,850 2,491,564
Brown & Brown, Inc. 22,174 1,526,458
Lincoln National Corp. 19,573 504,200
Progressive Corp. (The) 20,148 2,666,991
Ryan Specialty Holdings, Inc.,
Class A* 8,894 399,252
W R Berkley Corp. 22,638 1,348,319
8,936,784
Interactive Media & Services 5 .2%
Alphabet, Inc., Class C* 31,376 3,795,555
Meta Platforms, Inc., Class A* 25,993 7,459,471
Snap, Inc., Class A* 24,156 286,007
11,541,033
IT Services 3 .5%
Cognizant Technology
Solutions Corp., Class A 25,410 1,658,765
DXC Technology Co.* 14,299 382,069
EPAM Systems, Inc.* 4,777 1,073,631
GoDaddy, Inc., Class A* 10,639 799,308
Kyndryl Holdings, Inc.* 24,605 326,754
Okta, Inc., Class A* 3,783 262,351
Snowflake, Inc., Class A* 1,372 241,445
Twilio, Inc., Class A* 4,165 264,977
VeriSign, Inc.* 12,992 2,935,802
7,945,102
Machinery 2 .9%
AGCO Corp. 8,266 1,086,318
Fortive Corp. 28,700 2,145,899
Oshkosh Corp. 8,742 756,970
Otis Worldwide Corp. 27,348 2,434,245
6,423,432
Metals & Mining 0 .5%
Newmont Corp. 28,402 1,211,629
Multi-Utilities 0 .9%
CMS Energy Corp. 10,129 595,079
DTE Energy Co. 13,637 1,500,343
2,095,422
Oil, Gas & Consumable Fuels 3 .0%
APA Corp. 7,620 260,375
Marathon Oil Corp. 29,378 676,282
Marathon Petroleum Corp. 15,135 1,764,741
Phillips 66 15,235 1,453,114
Valero Energy Corp. 21,605 2,534,267
6,688,779
Passenger Airlines 0 .3%
Southwest Airlines Co. 17,951 650,006
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .2%
Organon & Co. 20,809 433,035
Professional Services 0 .1%
Insperity, Inc. 1,664 197,950
TriNet Group, Inc.* 928 88,132
286,082
Residential REITs 0 .5%
Camden Property Trust 10,140 1,103,942
Semiconductors & Semiconductor Equipment 4 .0%
Cirrus Logic, Inc.* 3,909 316,668
Enphase Energy, Inc.* 3,209 537,443
Intel Corp. 107,414 3,591,924
NVIDIA Corp. 4,521 1,912,474
Qorvo, Inc.* 10,960 1,118,249
Teradyne, Inc. 13,554 1,508,967
8,985,725
Software 13 .4%
Adobe, Inc.* 10,906 5,332,925
Atlassian Corp., Class A* 3,374 566,191
Autodesk, Inc.* 7,748 1,585,318
Box, Inc., Class A* 13,986 410,909
Crowdstrike Holdings, Inc.,
Class A* 3,175 466,312
DocuSign, Inc., Class A* 6,290 321,356
Dropbox, Inc., Class A* 44,337 1,182,468
Five9, Inc.* 2,855 235,395
Fortinet, Inc.* 49,780 3,762,870
Informatica, Inc., Class A* 1,563 28,915
Microsoft Corp. 31,674 10,786,264
New Relic, Inc.* 5,158 337,540
Nutanix, Inc., Class A* 8,429 236,433
Qualys, Inc.* 2,298 296,833
RingCentral, Inc., Class A* 8,847 289,562
ServiceNow, Inc.* 5,075 2,851,998
Smartsheet, Inc., Class A* 7,593 290,508
Splunk, Inc.* 5,854 621,051
Tenable Holdings, Inc.* 5,188 225,937
Zscaler, Inc.* 1,539 225,156
30,053,941
Specialized REITs 0 .6%
SBA Communications Corp.,
Class A 6,094 1,412,345
Specialty Retail 2 .9%
Advance Auto Parts, Inc. 7,769 546,161
AutoZone, Inc.* 1,380 3,440,837
Ross Stores, Inc. 21,970 2,463,496
6,450,494
Technology Hardware, Storage & Peripherals 10 .3%
Apple, Inc. 103,404 20,057,274
Dell Technologies, Inc., Class
C 25,559 1,382,998
HP, Inc. 54,172 1,663,622
23,103,894

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Tobacco 1 .0%
Altria Group, Inc. 48,416 2,193,245
Total Investments
(cost $190,565,757) — 99.3% 222,198,403
Other assets in excess of liabilities — 0.7% 1,466,711
NET ASSETS — 100.0%
$ 223,665,114
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks 96 .3%
Shares Value ($)
Air Freight & Logistics 0 .0%
†
Expeditors International of
Washington, Inc. 830 100,538
Automobile Components 0 .2%
Visteon Corp.*(a) 4,195 602,444
Automobiles 1 .2%
Tesla, Inc.*(a) 13,171 3,447,773
Beverages 1 .6%
Monster Beverage Corp.* 79,244 4,551,775
Biotechnology 3 .5%
ACADIA Pharmaceuticals,
Inc.*(a) 28,969 693,808
Blueprint Medicines Corp.* 4,337 274,098
Exelixis, Inc.*(a) 66,504 1,270,892
Incyte Corp.* 36,717 2,285,633
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,538,953
Neurocrine Biosciences, Inc.* 6,071 572,495
PTC Therapeutics, Inc.*(a) 26,443 1,075,437
Sarepta Therapeutics, Inc.*(a) 16,022 1,834,839
Ultragenyx Pharmaceutical,
Inc.*(a) 13,844 638,624
10,184,779
Broadline Retail 4 .6%
Amazon.com, Inc.* 75,128 9,793,686
Coupang, Inc., Class A*(a) 108,579 1,889,275
eBay, Inc. 36,105 1,613,532
13,296,493
Capital Markets 1 .9%
FactSet Research Systems,
Inc. 5,492 2,200,370
LPL Financial Holdings, Inc. 11,760 2,556,977
Morningstar, Inc. 3,264 639,972
5,397,319
Chemicals 0 .6%
FMC Corp. 7,823 816,252
Ginkgo Bioworks Holdings,
Inc., Class A*(a) 498,843 927,848
1,744,100
Communications Equipment 0 .9%
Extreme Networks, Inc.* 28,118 732,474
Viavi Solutions, Inc.*(a) 151,398 1,715,339
2,447,813
Construction & Engineering 0 .1%
MYR Group, Inc.* 2,212 306,008
Construction Materials 1 .0%
Eagle Materials, Inc. 15,222 2,837,685
Consumer Finance 0 .1%
SLM Corp. 16,367 267,109
Consumer Staples Distribution & Retail 1 .2%
Target Corp. 27,018 3,563,674
Containers & Packaging 0 .1%
O-I Glass, Inc.* 14,712 313,807
Electrical Equipment 0 .0%
†
Vertiv Holdings Co., Class A 2,054 50,878
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 0 .9%
Jabil, Inc.(a) 24,526 2,647,091
Entertainment 1 .9%
Live Nation Entertainment,
Inc.*(a) 22,413 2,042,048
Playtika Holding Corp.*(a) 12,050 139,780
Roku, Inc., Class A*(a) 11,523 737,011
Spotify Technology SA* 16,656 2,674,121
5,592,960
Financial Services 3 .2%
Mastercard, Inc., Class A 21,637 8,509,832
WEX, Inc.* 3,502 637,609
9,147,441
Food Products 1 .1%
Cal-Maine Foods, Inc.(a) 7,664 344,880
Lamb Weston Holdings, Inc. 23,716 2,726,154
3,071,034
Gas Utilities 0 .2%
Chesapeake Utilities Corp. 4,707 560,133
Ground Transportation 1 .2%
Landstar System, Inc.(a) 5,150 991,581
Lyft, Inc., Class A*(a) 126,476 1,212,905
Uber Technologies, Inc.* 30,574 1,319,879
3,524,365
Health Care Equipment & Supplies 1 .1%
Dexcom, Inc.* 3,941 506,458
Edwards Lifesciences Corp.* 24,528 2,313,726
Tandem Diabetes Care, Inc.* 17,358 425,966
3,246,150
Health Care Providers & Services 5 .2%
Cigna Group (The) 977 274,146
DaVita, Inc.* 14,956 1,502,629
Elevance Health, Inc. 8,096 3,596,972
Humana, Inc. 9,550 4,270,092
McKesson Corp. 6,106 2,609,155
Molina Healthcare, Inc.* 8,755 2,637,356
14,890,350
Hotels, Restaurants & Leisure 6 .5%
Airbnb, Inc., Class A* 22,451 2,877,320
Booking Holdings, Inc.* 2,029 5,478,970
Domino's Pizza, Inc. 1,461 492,342
Expedia Group, Inc.* 6,169 674,827
Hilton Worldwide Holdings,
Inc. 19,944 2,902,849
Marriott International, Inc.,
Class A 20,207 3,711,824
SeaWorld Entertainment, Inc.* 3,664 205,221
Travel + Leisure Co. 47,269 1,906,831
Wynn Resorts Ltd. 3,939 415,998
18,666,182
Household Durables 1 .5%
NVR, Inc.*(a) 484 3,073,700
Sonos, Inc.* 68,320 1,115,666
4,189,366

34 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .9%
Vistra Corp. 96,565 2,534,831
Insurance 3 .8%
Everest Re Group Ltd.(a) 2,082 711,753
Lincoln National Corp.(a) 44,570 1,148,123
Progressive Corp. (The) 34,077 4,510,773
RenaissanceRe Holdings Ltd. 13,068 2,437,443
Ryan Specialty Holdings, Inc.,
Class A*(a) 44,900 2,015,561
10,823,653
Interactive Media & Services 5 .6%
Alphabet, Inc., Class C* 99,076 11,985,224
Meta Platforms, Inc., Class A* 14,783 4,242,425
16,227,649
IT Services 3 .6%
EPAM Systems, Inc.* 1,442 324,089
GoDaddy, Inc., Class A* 30,883 2,320,240
Okta, Inc., Class A* 8,551 593,012
Snowflake, Inc., Class A*(a) 18,241 3,210,051
Twilio, Inc., Class A* 18,001 1,145,224
VeriSign, Inc.* 12,881 2,910,720
10,503,336
Machinery 2 .3%
Allison Transmission Holdings,
Inc. 68,932 3,891,901
Helios Technologies, Inc. 4,852 320,668
Otis Worldwide Corp. 28,173 2,507,679
6,720,248
Oil, Gas & Consumable Fuels 1 .0%
Cheniere Energy, Inc. 19,292 2,939,329
Professional Services 1 .5%
Genpact Ltd. 40,562 1,523,914
Insperity, Inc.(a) 19,607 2,332,449
TriNet Group, Inc.* 4,460 423,566
4,279,929
Retail REITs 0 .1%
Tanger Factory Outlet Centers,
Inc.(a) 11,545 254,798
Semiconductors & Semiconductor Equipment 5 .6%
Allegro MicroSystems, Inc.*(a) 13,000 586,820
Enphase Energy, Inc.* 4,733 792,683
Impinj, Inc.*(a) 6,920 620,378
Lam Research Corp. 1,664 1,069,719
NVIDIA Corp. 27,413 11,596,248
Rambus, Inc.*(a) 22,280 1,429,708
16,095,556
Software 20 .6%
Atlassian Corp., Class A*(a) 17,813 2,989,199
Autodesk, Inc.* 13,672 2,797,428
Box, Inc., Class A*(a) 72,224 2,121,941
CommVault Systems, Inc.* 32,587 2,366,468
Crowdstrike Holdings, Inc.,
Class A* 21,200 3,113,644
DocuSign, Inc., Class A*(a) 31,120 1,589,921
Dropbox, Inc., Class A*(a) 39,311 1,048,424
Five9, Inc.*(a) 5,097 420,248
Common Stocks
Shares Value ($)
Software
Fortinet, Inc.* 68,840 5,203,616
Microsoft Corp. 80,838 27,528,571
New Relic, Inc.*(a) 6,849 448,199
Nutanix, Inc., Class A* 52,627 1,476,187
Pegasystems, Inc.(a) 24,777 1,221,506
Qualys, Inc.*(a) 8,928 1,153,230
RingCentral, Inc., Class A* 27,511 900,435
Smartsheet, Inc., Class A* 28,105 1,075,297
Tenable Holdings, Inc.*(a) 23,542 1,025,254
Varonis Systems, Inc., Class
B* 46,509 1,239,465
Zscaler, Inc.* 10,342 1,513,035
59,232,068
Specialized REITs 0 .4%
SBA Communications Corp.,
Class A 4,400 1,019,744
Specialty Retail 3 .8%
AutoZone, Inc.* 1,725 4,301,046
Best Buy Co., Inc. 19,057 1,561,721
Murphy USA, Inc. 577 179,510
National Vision Holdings,
Inc.*(a) 28,671 696,419
O'Reilly Automotive, Inc.* 1,305 1,246,667
Ross Stores, Inc. 25,934 2,907,979
10,893,342
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 76,638 14,865,473
HP, Inc.(a) 52,482 1,611,722
Pure Storage, Inc., Class A* 36,298 1,336,493
17,813,688
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 3,562 1,879,525
Tobacco 0 .0%
†
Vector Group Ltd. 6,950 89,030
Trading Companies & Distributors 0 .4%
GMS, Inc.* 7,110 492,012
Herc Holdings, Inc. 5,284 723,115
1,215,127
Total Common Stocks
(cost $215,166,761) 277,169,120
Repurchase Agreements 8 .2%
Principal
Amount ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,001,687,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $4,080,000.
(b)(c) 4,000,000 4,000,000

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 35
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026;
total market value
$5,100,007.(b)(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $8,694,631,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $8,864,778.
(b)(c) 8,690,959 8,690,959
CF Secured, LLC,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,105,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$5,102,147.(b)(c) 5,000,000 5,000,000
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $1,000,424,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $23,690,959) 23,690,959
Total Investments
(cost $238,857,720) — 104.5% 300,860,079
Liabilities in excess of other assets — (4.5)% (12,872,143)
NET ASSETS — 100.0%
$ 287,987,936
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $34,967,103, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,690,959 and by $11,703,003 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/20/2023 – 11/15/2052, a total value of $35,393,962.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $23,690,959.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

36 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of June 30, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 16,206 8,589 8,589
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 2,353 2,612 2,612
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 7,033 46,558 46,558
Apellis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,186 7,547 7,547
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 141,201 666,469 666,469
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,007 4,606 4,606
Avis Budget Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 2,492 2,043 2,043
Axcelis
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,260 45,552 45,552
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,668 5,204 5,204
Beacon Roofing
Supply, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 13,888 26,109 26,109
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,717 567 567
Cavco Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,806 8,235 8,235
Cigna Group (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,845 55,621 55,621
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 18,251 6,023 6,023
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 13,933 2,787 2,787
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,592 5,801 5,801
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,904 42,178 42,178
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 17,531 7,188 7,188

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,770 73,164 73,164
DoorDash, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 8,829 618 618
Dycom Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 7,490 25,766 25,766
Elevance Health,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 616 5,335 5,335
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 730 7,767 7,767
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 8,704 4,831 4,831
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 51,160 6,139 6,139
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,117 21,324 21,324
Extreme Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 14,391 26,192 26,192
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 2,491 2,491
Five9, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,550 45,969 45,969
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 5,938 3,978 3,978
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,305 7,159 7,159
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 4,057 4,057
Genpact Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,384 5,730 5,730
Helios Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 5,385 11,685 11,685
Herc Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,097 14,649 14,649
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 5,782 21,856 21,856
Hostess Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 39,395 4,333 4,333

38 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ImmunoGen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 7,076 142 142
Inari Medical, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,123 7,838 7,838
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 2,361 2,361
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,845 30,039 30,039
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 4,204 757 757
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 778 3,338 3,338
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,862 3,986 3,986
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 75,162 9,019 9,019
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 24,623 18,713 18,713
Magnite, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 23,438 4,688 4,688
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 533 6,737 6,737
Mettler-Toledo
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,036 37,534 37,534
MYR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 537 1,982 1,982
National Vision
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 22,065 6,399 6,399
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,041 9,539 9,539
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,084 48,444 48,444
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,750 1,958 1,958
PagerDuty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 19,008 7,793 7,793
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,842 9,609 9,609

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,503 8,163 8,163
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,810 16,691 16,691
Rambus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,458 23,688 23,688
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 14,185 14,185
Revance
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,762 1,059 1,059
Rogers Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 2,275 6,780 6,780
Ross Stores, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 4,266 17,597 17,597
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,646 8,199 8,199
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 26,570 26,570
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 3,716 23,448 23,448
Sonos, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 64,105 42,309 42,309
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,633 10,532 10,532
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 23,730 89,937 89,937
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 47,650 59,086 59,086
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,742 9,633 9,633
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,005 15,455 15,455
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,349 10,110 10,110
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,074 6,803 6,803
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,608 837 837

40 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,496 5,522 5,522
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,114 22,671 22,671
Vector Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,742 1,923 1,923
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 9,623 13,665 13,665
Viavi Solutions, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,074 10,111 10,111
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,125 2,125 2,125
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 3,194 2,312 2,312
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 28,912 16,191 16,191
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 1,613 3,532 3,532
– –
Total unrealized appreciation 1,916,742 1,916,742
– –
Abbott Laboratories Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 13,178 (18,581) (18,581)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 62,790 (13,814) (13,814)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 14,275 (53,389) (53,389)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,020 (38,001) (38,001)
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 12,424 (17,766) (17,766)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,456 (40,804) (40,804)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,249 (6,837) (6,837)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 72,989 (1,460) (1,460)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,194 (8,726) (8,726)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Autodesk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,200 (10,478) (10,478)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 7,729 (26,604) (26,604)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,043 (29,437) (29,437)
Belden, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,016 (11,737) (11,737)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 26,464 (24,876) (24,876)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 15,930 (26,762) (26,762)
Cargurus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 13,468 (1,751) (1,751)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,422 (55,380) (55,380)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 9,721 (21,775) (21,775)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 10,964 (68,086) (68,086)
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,986 (6,291) (6,291)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 82,234 (4,112) (4,112)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,340 (22,665) (22,665)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 10,032 (28,391) (28,391)
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 25,551 (34,494) (34,494)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 (20,689) (20,689)
Extra Space
Storage, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,978 (10,283) (10,283)
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 1,707 (36,479) (36,479)
First Financial
Bankshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 41,786 (19,799) (19,799)

42 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 11,599 (37,117) (37,117)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 22,360 (46,509) (46,509)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 11,654 (56,755) (56,755)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 71,496 (20,019) (20,019)
GMS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 452 (371) (371)
Guardant Health,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 25,898 (24,862) (24,862)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 40,793 (4,895) (4,895)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 23,005 (42,559) (42,559)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,510 (9,230) (9,230)
– –
Harmonic, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 23,739 (3,323) (3,323)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,252 (47,740) (47,740)
Itron, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 6,179 (17,487) (17,487)
J & J Snack Foods
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 8,445 (25,926) (25,926)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 8,409 (757) (757)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 10,779 (28,133) (28,133)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,598 (23,934) (23,934)
Livent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,325 (18,191) (18,191)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 18,480 (15,893) (15,893)
Marsh & McLennan
Cos., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 6,870 (32,633) (32,633)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 8,417 (36,614) (36,614)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,088 (38,167) (38,167)
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,673 (31,169) (31,169)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,006 (48,758) (48,758)
MSA Safety, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 7,871 (28,572) (28,572)
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,822 (10,322) (10,322)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 31,166 (4,363) (4,363)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 11,812 (6,142) (6,142)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 24,821 (13,403) (13,403)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 61,001 (42,701) (42,701)
Novocure Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 16,473 (2,471) (2,471)
Okta, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 12,701 (3,048) (3,048)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 11,755 (30,093) (30,093)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,033 (1,158) (1,158)
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 16,748 (51,266) (51,266)
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 15,593 (13,098) (13,098)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 24,778 (19,822) (19,822)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,941 (22,148) (22,148)
Progyny, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,854 (23,427) (23,427)

44 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,503 (14,527) (14,527)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,691 (22,892) (22,892)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,228 (19,500) (19,500)
Rollins, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 25,622 (11,786) (11,786)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,599 (33,723) (33,723)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,770 (2,216) (2,216)
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 12,205 (8,788) (8,788)
Sitio Royalties Corp. Increases in total
return of reference
entity
OBFR - 0.94% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 19,773 (10,677) (10,677)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 39,766 (1,988) (1,988)
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,480 (70) (70)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,661 (16,593) (16,593)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,826 (64,234) (64,234)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,673 (25,547) (25,547)
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 23,498 (27,258) (27,258)
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,263 (620) (620)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,145 (22,833) (22,833)
Upbound Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 9,377 (2,157) (2,157)
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 6,836 (4,785) (4,785)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 2,232 (8,281) (8,281)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,215 (29,371) (29,371)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 16,167 (28,131) (28,131)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 59,829 (55,641) (55,641)
– –
Total unrealized depreciation (1,954,161) (1,954,161)
– –
Net unrealized depreciation (37,419) (37,419)
Financing Costs of Swap Contracts (103,445) (103,445)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (140,864) (140,864)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.4%
Shares Value ($)
Aerospace & Defense 2.1%
General Dynamics Corp. 1,677 360,807
Huntington Ingalls Industries,
Inc. 18,557 4,223,573
Textron, Inc.(a) 37,200 2,515,836
7,100,216
Air Freight & Logistics 0.5%
FedEx Corp. 7,100 1,760,090
Automobile Components 1.9%
Aptiv plc* 22,564 2,303,559
BorgWarner, Inc. 69,372 3,392,985
Cie Generale des
Etablissements Michelin
SCA 24,529 725,108
6,421,652
Banks 2.2%
Capitol Federal Financial, Inc.
(a) 47,089 290,539
Comerica, Inc. 1,178 49,900
First Citizens BancShares,
Inc., Class A 889 1,140,987
First Hawaiian, Inc.(a) 55,600 1,001,356
Huntington Bancshares, Inc. 65,000 700,700
Prosperity Bancshares, Inc. 40,855 2,307,491
Truist Financial Corp. 37,661 1,143,011
US Bancorp 20,200 667,408
Westamerica Bancorp 7,850 300,655
7,602,047
Beverages 0.2%
Molson Coors Beverage Co.,
Class B(a) 9,626 633,776
Building Products 1.6%
Builders FirstSource, Inc.* 5,700 775,200
Carrier Global Corp. 34,400 1,710,024
Cie de Saint-Gobain 21,313 1,298,333
Owens Corning 11,800 1,539,900
5,323,457
Capital Markets 3.2%
Bank of New York Mellon
Corp. (The) 95,311 4,243,246
Charles Schwab Corp. (The) 14,520 822,993
Northern Trust Corp. 31,686 2,349,200
T. Rowe Price Group, Inc.(a) 29,854 3,344,245
10,759,684
Chemicals 2.5%
Akzo Nobel NV 17,617 1,439,494
Axalta Coating Systems Ltd.* 11,476 376,527
Mosaic Co. (The) 35,619 1,246,665
Olin Corp. 29,600 1,521,144
RPM International, Inc.(a) 19,500 1,749,735
Westlake Corp.(a) 17,800 2,126,566
8,460,131
Commercial Services & Supplies 0.7%
Republic Services, Inc., Class
A 16,063 2,460,370
Communications Equipment 1.0%
F5, Inc.* 8,004 1,170,665
Common Stocks
Shares Value ($)
Communications Equipment
Juniper Networks, Inc. 25,941 812,732
Motorola Solutions, Inc. 4,850 1,422,408
3,405,805
Construction & Engineering 0.3%
Vinci SA 9,943 1,155,648
Consumer Finance 0.4%
Ally Financial, Inc. 47,893 1,293,590
Consumer Staples Distribution & Retail 2.5%
BJ's Wholesale Club Holdings,
Inc.* 18,100 1,140,481
Dollar Tree, Inc.*(a) 21,674 3,110,219
Koninklijke Ahold Delhaize NV 60,260 2,055,458
Sysco Corp. 30,150 2,237,130
8,543,288
Containers & Packaging 3.8%
Amcor plc 123,498 1,232,510
AptarGroup, Inc. 14,100 1,633,626
Avery Dennison Corp. 12,400 2,130,320
Crown Holdings, Inc. 24,500 2,128,315
Graphic Packaging Holding
Co.(a) 60,720 1,459,102
Packaging Corp. of America 29,057 3,840,173
Sonoco Products Co.(a) 7,950 469,209
12,893,255
Distributors 0.5%
LKQ Corp. 28,155 1,640,592
Diversified REITs 0.2%
WP Carey, Inc. 8,236 556,424
Diversified Telecommunication Services 0.7%
BCE, Inc. 5,630 256,692
Liberty Global plc, Class A*(a) 117,840 1,986,782
2,243,474
Electric Utilities 4.7%
Alliant Energy Corp.(a) 44,700 2,345,856
Duke Energy Corp. 15,084 1,353,638
Edison International 32,720 2,272,404
Evergy, Inc. 52,458 3,064,596
Eversource Energy 10,558 748,773
Exelon Corp. 30,300 1,234,422
OGE Energy Corp. 53,980 1,938,422
Pinnacle West Capital Corp. 10,430 849,628
Xcel Energy, Inc. 34,900 2,169,733
15,977,472
Electrical Equipment 1.4%
Emerson Electric Co. 21,822 1,972,491
Godha Cabcon & Insulation
Ltd. Escrow*∞ 32,251 0
Hubbell, Inc., Class B 4,200 1,392,552
Legrand SA 4,198 416,448
nVent Electric plc 20,051 1,036,035
4,817,526
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A 27,800 2,361,610
Corning, Inc. 13,224 463,369
Flex Ltd.* 127,200 3,515,808
TE Connectivity Ltd. 7,730 1,083,437

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vontier Corp.(a) 45,224 1,456,665
8,880,889
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 35,680 1,127,845
Entertainment 0.8%
Electronic Arts, Inc. 4,592 595,582
Live Nation Entertainment,
Inc.*(a) 15,700 1,430,427
Warner Bros Discovery, Inc.* 67,540 846,952
2,872,961
Financial Services 1.8%
Fidelity National Information
Services, Inc. 14,500 793,150
FleetCor Technologies, Inc.*(a) 7,240 1,817,819
Global Payments, Inc. 36,500 3,595,980
6,206,949
Food Products 2.2%
Conagra Brands, Inc. 65,316 2,202,456
J M Smucker Co. (The) 4,950 730,966
Post Holdings, Inc.*(a) 22,360 1,937,494
Tyson Foods, Inc., Class A(a) 48,200 2,460,128
7,331,044
Gas Utilities 0.8%
Atmos Energy Corp.(a) 4,808 559,363
National Fuel Gas Co. 11,500 590,640
Spire, Inc.(a) 27,143 1,721,952
2,871,955
Ground Transportation 1.3%
Heartland Express, Inc. 46,337 760,390
JB Hunt Transport Services,
Inc. 11,825 2,140,680
Landstar System, Inc.(a) 8,300 1,598,082
4,499,152
Health Care Equipment & Supplies 3.9%
Becton Dickinson & Co. 2,015 531,980
Cooper Cos., Inc. (The) 5,200 1,993,836
Dentsply Sirona, Inc. 15,897 636,198
Embecta Corp. 24,494 529,071
Envista Holdings Corp.* 22,861 773,616
Hologic, Inc.* 27,672 2,240,602
Koninklijke Philips NV,
ADR-NL*(a) 71,893 1,559,359
Smith & Nephew plc,
ADR-UK(a) 3,589 115,745
Zimmer Biomet Holdings, Inc. 33,667 4,901,915
13,282,322
Health Care Providers & Services 5.5%
AmerisourceBergen Corp. 16,707 3,214,928
Cardinal Health, Inc. 10,424 985,798
Centene Corp.* 38,947 2,626,975
Henry Schein, Inc.* 24,281 1,969,189
Laboratory Corp. of America
Holdings 12,861 3,103,745
Molina Healthcare, Inc.* 4,850 1,461,014
Quest Diagnostics, Inc.(a) 28,567 4,015,378
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 9,613 1,516,643
18,893,670
Health Care REITs 0.4%
Healthpeak Properties, Inc. 60,443 1,214,904
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc. 10,100 1,687,508
Hilton Worldwide Holdings,
Inc. 9,850 1,433,668
Sodexo SA 2,389 263,088
Yum! Brands, Inc. 18,100 2,507,755
5,892,019
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 11,776 941,334
Kimberly-Clark Corp. 10,639 1,468,821
2,410,155
Independent Power and Renewable Electricity Producers
0.5%
Vistra Corp.(a) 67,042 1,759,853
Insurance 8.3%
Aflac, Inc. 16,570 1,156,586
Allstate Corp. (The) 36,984 4,032,735
American Financial Group, Inc. 18,850 2,238,438
Arch Capital Group Ltd.* 18,340 1,372,749
Everest Re Group Ltd. 6,200 2,119,532
Fidelity National Financial, Inc. 37,038 1,333,368
Hanover Insurance Group, Inc.
(The) 7,348 830,545
Hartford Financial Services
Group, Inc. (The) 19,200 1,382,784
Loews Corp. 11,657 692,193
Markel Group, Inc.*(a) 1,480 2,047,106
Old Republic International
Corp. 125,460 3,157,828
Progressive Corp. (The) 14,700 1,945,839
Reinsurance Group of
America, Inc. 9,570 1,327,263
W R Berkley Corp. 25,900 1,542,604
Willis Towers Watson plc 13,582 3,198,561
28,378,131
Interactive Media & Services 0.5%
IAC, Inc.*(a) 27,840 1,748,352
IT Services 0.4%
Amdocs Ltd. 13,498 1,334,277
Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc.,
Class A* 6,200 2,350,544
Machinery 4 .6%
AGCO Corp. 13,349 1,754,326
CNH Industrial NV(a) 72,300 1,041,120
Cummins, Inc. 2,911 713,661
IMI plc 23,851 498,401
Lincoln Electric Holdings, Inc.
(a) 7,000 1,390,410
Middleby Corp. (The)*(a) 15,700 2,320,931

48 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Machinery
Oshkosh Corp. 36,916 3,196,556
Parker-Hannifin Corp.(a) 3,025 1,179,871
Toro Co. (The) 17,050 1,733,132
Xylem, Inc. 15,200 1,711,824
15,540,232
Media 3.4%
Altice USA, Inc., Class A* 140,920 425,578
DISH Network Corp., Class
A*(a) 106,160 699,595
Fox Corp., Class A(a) 36,540 1,242,360
Fox Corp., Class B 41,620 1,327,262
Interpublic Group of Cos., Inc.
(The) 25,186 971,676
Liberty Broadband Corp.,
Class C*(a) 29,263 2,344,259
Liberty Media Corp.-Liberty
SiriusXM, Class C* 70,600 2,310,738
News Corp., Class A 90,100 1,756,950
Omnicom Group, Inc. 5,236 498,205
11,576,623
Metals & Mining 1.3%
Franco-Nevada Corp. 13,800 1,967,880
Reliance Steel & Aluminum
Co.(a) 4,100 1,113,519
United States Steel Corp.(a) 51,840 1,296,518
4,377,917
Multi-Utilities 2.2%
CenterPoint Energy, Inc. 58,380 1,701,777
Dominion Energy, Inc. 37,000 1,916,230
NiSource, Inc.(a) 80,620 2,204,957
NorthWestern Corp. 29,040 1,648,310
7,471,274
Office REITs 1.0%
Alexandria Real Estate
Equities, Inc.(a) 19,800 2,247,102
JBG SMITH Properties(a) 86,408 1,299,576
3,546,678
Oil, Gas & Consumable Fuels 4.2%
Chesapeake Energy Corp.(a) 15,420 1,290,346
Coterra Energy, Inc. 82,400 2,084,720
Devon Energy Corp. 53,954 2,608,136
Diamondback Energy, Inc. 12,825 1,684,692
EQT Corp.(a) 42,747 1,758,184
HF Sinclair Corp. 24,240 1,081,346
Kinder Morgan, Inc. 101,600 1,749,552
Williams Cos., Inc. (The) 60,860 1,985,862
14,242,838
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. 17,300 1,297,154
Passenger Airlines 1.2%
Alaska Air Group, Inc.*(a) 43,100 2,292,058
Southwest Airlines Co. 47,877 1,733,626
4,025,684
Pharmaceuticals 0.9%
Catalent, Inc.* 12,400 537,664
Organon & Co. 36,240 754,154
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 54,220 1,840,769
3,132,587
Professional Services 3.2%
Clarivate plc* 135,400 1,290,362
FTI Consulting, Inc.* 6,300 1,198,260
Genpact Ltd. 50,900 1,912,313
Leidos Holdings, Inc. 23,900 2,114,672
ManpowerGroup, Inc. 16,700 1,325,980
Maximus, Inc.(a) 23,250 1,964,857
TransUnion 13,950 1,092,704
10,899,148
Residential REITs 1.9%
American Homes 4 Rent,
Class A(a) 31,025 1,099,836
Camden Property Trust 19,125 2,082,139
Equity LifeStyle Properties,
Inc. 29,300 1,959,877
Essex Property Trust, Inc. 5,290 1,239,447
6,381,299
Retail REITs 1.5%
NNN REIT, Inc. 55,600 2,379,124
Realty Income Corp. 24,955 1,492,059
Regency Centers Corp. 21,461 1,325,646
5,196,829
Semiconductors & Semiconductor Equipment 1.5%
MKS Instruments, Inc.(a) 23,000 2,486,300
Skyworks Solutions, Inc. 20,300 2,247,007
Teradyne, Inc.(a) 3,342 372,065
5,105,372
Specialized REITs 1.6%
Equinix, Inc. 259 203,041
Gaming and Leisure
Properties, Inc. 25,140 1,218,284
Lamar Advertising Co., Class A 24,000 2,382,000
Public Storage 3,523 1,028,293
VICI Properties, Inc., Class A 8,200 257,726
Weyerhaeuser Co. 9,111 305,310
5,394,654
Specialty Retail 1.2%
Advance Auto Parts, Inc. 7,200 506,160
Ross Stores, Inc. 30,540 3,424,450
3,930,610
Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise
Co. 113,700 1,910,160
HP, Inc. 32,608 1,001,392
Western Digital Corp.* 84,580 3,208,119
6,119,671
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp., Class A 14,500 1,787,850
Tapestry, Inc. 32,925 1,409,190
3,197,040
Trading Companies & Distributors 0.8%
Beacon Roofing Supply,
Inc.*(a) 9,270 769,225
Bunzl plc 13,389 509,763

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A 16,048 1,529,053
2,808,041
Total Common Stocks
(cost $301,732,511) 328,347,170
Exchange Traded Fund 0.4%
Equity Fund 0.4%
iShares Russell Mid-Cap Value
ETF(a) 12,231 1,343,453
Total Exchange Traded Fund
(cost $1,207,430) 1,343,453
Master Limited Partnership 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enterprise Products Partners
LP 63,411 1,670,880
Total Master Limited Partnership
(cost  $1,564,024)
1,670,880
Repurchase Agreements 3.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $8,315,512,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $8,478,240.
(b)(c) 8,312,000 8,312,000
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $1,934,809,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $1,973,738.
(b)(c) 1,933,991 1,933,991
Total Repurchase Agreements
(cost $10,245,991) 10,245,991
Total Investments
(cost $314,749,956) — 100.3% 341,607,494
Liabilities in excess of other assets — (0.3)% (907,644)
NET ASSETS — 100.0%
$ 340,699,850
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $51,263,633, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,245,991 and by $41,841,379 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $52,087,370.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $10,245,991.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
UK United Kingdom

50 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward foreign currency contracts outstanding as of June 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 22,933 CAD 30,340 Goldman Sachs Bank USA 9/29/2023 –
USD 1,764,187 EUR 1,607,933 Bank of America NA 9/29/2023 1,920
USD 3,421,605 EUR 3,121,447 JPMorgan Chase Bank 9/29/2023 552
USD 1,764,317 EUR 1,607,933 Morgan Stanley Co., Inc. 9/29/2023 2,050
USD 834,535 GBP 656,746 Bank of America NA 9/29/2023 313
Total unrealized appreciation 4,835
USD 131,636 CAD 174,251 Goldman Sachs Bank USA 9/29/2023 (79)
USD 97,155 GBP 76,921 Bank of America NA 9/29/2023 (553)
Total unrealized depreciation (632)
Net unrealized appreciation 4,203
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 51
Common Stocks 97 .1%
Shares Value ($)
Aerospace & Defense 1 .9%
Curtiss-Wright Corp. 8,433 1,548,805
Hexcel Corp.(a) 11,995 911,860
2,460,665
Automobile Components 1 .9%
Fox Factory Holding Corp.*(a) 5,498 596,588
Patrick Industries, Inc. 2,487 198,960
Visteon Corp.* 11,094 1,593,209
2,388,757
Banks 0 .4%
Synovus Financial Corp.(a) 7,420 224,455
Triumph Financial, Inc.* 4,321 262,371
486,826
Beverages 1 .4%
Boston Beer Co., Inc. (The),
Class A* 674 207,889
Celsius Holdings, Inc.*(a) 10,385 1,549,338
1,757,227
Biotechnology 5 .0%
Alkermes plc* 13,714 429,248
Apellis Pharmaceuticals,
Inc.*(a) 6,734 613,467
Blueprint Medicines Corp.* 5,931 374,839
Celldex Therapeutics, Inc.* 5,884 199,644
Crinetics Pharmaceuticals,
Inc.* 8,962 161,495
Cytokinetics, Inc.*(a) 13,980 456,028
Denali Therapeutics, Inc.* 8,371 247,028
Geron Corp.* 58,019 186,241
Halozyme Therapeutics, Inc.* 7,568 272,978
ImmunoGen, Inc.* 17,114 322,941
Intellia Therapeutics, Inc.*(a) 3,687 150,356
Karuna Therapeutics, Inc.* 2,449 531,066
Kymera Therapeutics, Inc.* 4,384 100,788
Morphic Holding, Inc.*(a) 4,176 239,410
Nuvalent, Inc., Class A* 4,202 177,198
Prothena Corp. plc* 3,437 234,678
PTC Therapeutics, Inc.*(a) 3,840 156,173
REVOLUTION Medicines,
Inc.* 9,033 241,633
Sage Therapeutics, Inc.* 3,803 178,817
Syndax Pharmaceuticals,
Inc.*(a) 8,316 174,054
Ultragenyx Pharmaceutical,
Inc.*(a) 6,848 315,898
Vaxcyte, Inc.* 6,993 349,231
Veracyte, Inc.* 7,178 182,824
Zentalis Pharmaceuticals, Inc.* 4,784 134,957
6,430,992
Broadline Retail 0 .3%
Global-e Online Ltd.* 7,718 315,975
Building Products 1 .4%
AAON, Inc.(a) 6,546 620,626
AZEK Co., Inc. (The), Class A* 12,276 371,840
Trex Co., Inc.* 3,282 215,168
Zurn Elkay Water Solutions
Corp.(a) 21,741 584,616
1,792,250
Common Stocks
Shares Value ($)
Capital Markets 2 .3%
Evercore, Inc., Class A 6,592 814,705
Hamilton Lane, Inc., Class A(a) 21,162 1,692,537
Stifel Financial Corp. 7,312 436,307
2,943,549
Chemicals 2 .2%
Axalta Coating Systems Ltd.* 15,434 506,390
Cabot Corp. 8,166 546,224
Ingevity Corp.* 4,314 250,902
Livent Corp.*(a) 55,698 1,527,796
2,831,312
Commercial Services & Supplies 2 .7%
Casella Waste Systems, Inc.,
Class A* 15,490 1,401,070
Clean Harbors, Inc.* 11,464 1,885,026
Tetra Tech, Inc. 1,327 217,283
3,503,379
Construction & Engineering 3 .8%
Ameresco, Inc., Class A*(a) 4,233 205,851
Comfort Systems USA, Inc.(a) 8,711 1,430,346
EMCOR Group, Inc. 3,280 606,078
Fluor Corp.*(a) 11,615 343,804
MasTec, Inc.*(a) 3,426 404,165
Valmont Industries, Inc. 1,310 381,276
WillScot Mobile Mini Holdings
Corp.* 30,591 1,461,944
4,833,464
Construction Materials 0 .5%
Eagle Materials, Inc. 3,346 623,761
Consumer Staples Distribution & Retail 0 .5%
Performance Food Group Co.* 10,229 616,195
Containers & Packaging 0 .4%
Graphic Packaging Holding
Co.(a) 23,785 571,554
Diversified Consumer Services 1 .2%
Duolingo, Inc., Class A*(a) 9,193 1,314,047
European Wax Center, Inc.,
Class A* 12,447 231,888
1,545,935
Electrical Equipment 2 .2%
Atkore, Inc.* 4,623 720,911
NEXTracker, Inc., Class A*(a) 9,150 364,261
Shoals Technologies Group,
Inc., Class A*(a) 37,951 970,028
Vertiv Holdings Co., Class A 24,960 618,259
Vicor Corp.* 3,650 197,100
2,870,559
Electronic Equipment, Instruments & Components 3 .4%
Badger Meter, Inc. 4,793 707,255
Fabrinet* 4,738 615,371
Insight Enterprises, Inc.*(a) 3,537 517,605
Littelfuse, Inc.(a) 1,064 309,954
Novanta, Inc.* 12,255 2,256,145
4,406,330
Energy Equipment & Services 1 .7%
Cactus, Inc., Class A(a) 4,973 210,457
Helmerich & Payne, Inc. 9,831 348,509

52 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
TechnipFMC plc*(a) 57,606 957,412
Weatherford International plc* 10,113 671,705
2,188,083
Entertainment 0 .7%
World Wrestling Entertainment,
Inc., Class A 8,599 932,734
Financial Services 1 .5%
Flywire Corp.*(a) 12,135 376,670
MGIC Investment Corp. 31,706 500,638
Shift4 Payments, Inc., Class
A*(a) 9,121 619,407
WEX, Inc.* 2,267 412,753
1,909,468
Food Products 1 .1%
Freshpet, Inc.*(a) 5,660 372,485
Lancaster Colony Corp.(a) 2,126 427,517
Sovos Brands, Inc.* 28,376 555,034
1,355,036
Ground Transportation 0 .9%
Saia, Inc.*(a) 3,484 1,192,956
Health Care Equipment & Supplies 8 .0%
AtriCure, Inc.* 7,252 357,959
Axonics, Inc.* 14,364 724,951
Glaukos Corp.*(a) 4,121 293,456
Haemonetics Corp.*(a) 11,506 979,621
Inari Medical, Inc.*(a) 12,062 701,285
Inspire Medical Systems, Inc.* 7,212 2,341,304
Integra LifeSciences Holdings
Corp.*(a) 3,629 149,261
iRhythm Technologies, Inc.*(a) 2,825 294,704
Lantheus Holdings, Inc.*(a) 8,085 678,493
Merit Medical Systems, Inc.* 6,980 583,807
Novocure Ltd.*(a) 1,208 50,132
Omnicell, Inc.* 6,047 445,482
QuidelOrtho Corp.* 2,694 223,225
Shockwave Medical, Inc.* 6,811 1,943,928
TransMedics Group, Inc.*(a) 5,528 464,241
10,231,849
Health Care Providers & Services 4 .4%
Acadia Healthcare Co., Inc.*(a) 13,188 1,050,292
Encompass Health Corp. 18,870 1,277,688
Ensign Group, Inc. (The)(a) 4,117 393,009
HealthEquity, Inc.*(a) 6,988 441,222
Owens & Minor, Inc.* 11,188 213,020
Privia Health Group, Inc.*(a) 17,530 457,708
Progyny, Inc.* 4,916 193,395
RadNet, Inc.* 12,266 400,117
Surgery Partners, Inc.*(a) 25,204 1,133,928
5,560,379
Health Care Technology 0 .5%
Evolent Health, Inc., Class
A*(a) 21,832 661,510
Hotel & Resort REITs 0 .2%
Ryman Hospitality Properties,
Inc. 3,304 307,008
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 4 .4%
Cava Group, Inc.*(a) 7,016 287,305
DraftKings, Inc., Class A* 14,816 393,661
Planet Fitness, Inc., Class A* 6,945 468,371
Red Rock Resorts, Inc., Class
A 25,190 1,178,388
Shake Shack, Inc., Class A*(a) 5,815 451,942
Texas Roadhouse, Inc., Class
A(a) 5,133 576,333
Wingstop, Inc. 8,863 1,774,018
Wyndham Hotels & Resorts,
Inc. 7,087 485,956
5,615,974
Household Durables 1 .8%
Century Communities, Inc. 4,239 324,792
Meritage Homes Corp. 2,004 285,109
Taylor Morrison Home Corp.,
Class A* 22,084 1,077,037
TopBuild Corp.* 2,142 569,815
2,256,753
Insurance 1 .5%
Kinsale Capital Group, Inc.(a) 4,625 1,730,675
Selective Insurance Group,
Inc. 2,446 234,694
1,965,369
Interactive Media & Services 0 .8%
Bumble, Inc., Class A* 11,791 197,853
Eventbrite, Inc., Class A* 5,300 50,615
Ziff Davis, Inc.* 3,341 234,071
ZoomInfo Technologies, Inc.,
Class A*(a) 20,475 519,860
1,002,399
IT Services 1 .1%
DigitalOcean Holdings, Inc.*(a) 15,730 631,402
Grid Dynamics Holdings, Inc.* 6,472 59,866
Perficient, Inc.*(a) 3,922 326,820
Squarespace, Inc., Class A* 11,898 375,263
1,393,351
Leisure Products 0 .4%
YETI Holdings, Inc.* 13,420 521,233
Life Sciences Tools & Services 1 .3%
10X Genomics, Inc., Class
A*(a) 10,367 578,893
Cytek Biosciences, Inc.* 16,888 144,224
Medpace Holdings, Inc.* 3,396 815,617
Repligen Corp.* 1,105 156,313
1,695,047
Machinery 2 .4%
Chart Industries, Inc.*(a) 3,318 530,183
Esab Corp. 9,270 616,826
Hillman Solutions Corp.*(a) 37,369 336,695
ITT, Inc. 4,853 452,348
John Bean Technologies Corp.
(a) 4,932 598,252
SPX Technologies, Inc.*(a) 5,515 468,609
3,002,913

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Metals & Mining 1 .1%
ATI, Inc.* 22,403 990,884
Commercial Metals Co. 8,074 425,177
1,416,061
Oil, Gas & Consumable Fuels 2 .6%
Chord Energy Corp. 3,929 604,280
Magnolia Oil & Gas Corp.,
Class A(a) 25,192 526,513
Matador Resources Co. 20,309 1,062,567
PBF Energy, Inc., Class A 8,562 350,528
PDC Energy, Inc. 5,330 379,176
SM Energy Co.(a) 13,230 418,465
3,341,529
Paper & Forest Products 0 .4%
Louisiana-Pacific Corp. 5,999 449,805
Personal Care Products 1 .6%
Beauty Health Co. (The)* 24,270 203,140
elf Beauty, Inc.*(a) 16,203 1,850,869
2,054,009
Pharmaceuticals 1 .6%
Aclaris Therapeutics, Inc.* 15,646 162,249
Intra-Cellular Therapies, Inc.* 18,517 1,172,496
Revance Therapeutics, Inc.*(a) 14,911 377,397
Ventyx Biosciences, Inc.*(a) 8,137 266,894
1,979,036
Professional Services 3 .8%
CACI International, Inc., Class
A* 1,364 464,906
Ceridian HCM Holding, Inc.*(a) 2,964 198,499
ExlService Holdings, Inc.* 5,828 880,378
Exponent, Inc. 1,263 117,863
Insperity, Inc.(a) 3,888 462,516
KBR, Inc. 22,195 1,444,007
TriNet Group, Inc.* 2,387 226,693
Verra Mobility Corp., Class
A*(a) 34,857 687,380
WNS Holdings Ltd., ADR-IN* 5,446 401,479
4,883,721
Retail REITs 0 .6%
Agree Realty Corp. 3,791 247,894
Phillips Edison & Co., Inc.(a) 13,666 465,737
713,631
Semiconductors & Semiconductor Equipment 7 .7%
Allegro MicroSystems, Inc.*(a) 10,756 485,526
Axcelis Technologies, Inc.* 8,757 1,605,421
Cirrus Logic, Inc.* 3,614 292,770
Diodes, Inc.* 7,155 661,766
Impinj, Inc.*(a) 4,467 400,467
Lattice Semiconductor
Corp.*(a) 16,552 1,590,151
MACOM Technology Solutions
Holdings, Inc.*(a) 6,982 457,530
MKS Instruments, Inc.(a) 3,194 345,271
Nova Ltd.*(a) 3,268 383,336
Onto Innovation, Inc.* 3,200 372,704
Power Integrations, Inc.(a) 12,455 1,179,115
Rambus, Inc.* 19,812 1,271,336
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Silicon Laboratories, Inc.*(a) 4,995 787,911
9,833,304
Software 8 .5%
Alarm.com Holdings, Inc.* 7,193 371,734
Altair Engineering, Inc., Class
A*(a) 10,468 793,893
Blackbaud, Inc.* 5,806 413,271
Braze, Inc., Class A*(a) 12,539 549,083
CCC Intelligent Solutions
Holdings, Inc.* 35,851 401,890
Confluent, Inc., Class A*(a) 17,166 606,131
CyberArk Software Ltd.* 5,994 937,042
DoubleVerify Holdings, Inc.*(a) 10,735 417,806
EngageSmart, Inc.* 20,214 385,885
Five9, Inc.*(a) 2,704 222,945
Gitlab, Inc., Class A*(a) 16,192 827,573
Guidewire Software, Inc.*(a) 4,639 352,935
Intapp, Inc.* 6,083 254,939
Manhattan Associates, Inc.*(a) 7,916 1,582,250
Monday.com Ltd.*(a) 1,664 284,910
PowerSchool Holdings, Inc.,
Class A*(a) 20,318 388,887
Rapid7, Inc.*(a) 1,920 86,938
Samsara, Inc., Class A* 18,543 513,827
Sprinklr, Inc., Class A* 15,676 216,799
Sprout Social, Inc., Class A*(a) 19,881 917,707
Workiva, Inc., Class A* 3,864 392,814
10,919,259
Specialty Retail 0 .3%
Leslie's, Inc.*(a) 26,339 247,323
Savers Value Village, Inc.* 7,200 170,640
417,963
Technology Hardware, Storage & Peripherals 0 .5%
Super Micro Computer, Inc.* 2,497 622,377
Textiles, Apparel & Luxury Goods 1 .8%
Crocs, Inc.* 10,278 1,155,658
Deckers Outdoor Corp.* 1,434 756,665
On Holding AG, Class A* 13,482 444,906
2,357,229
Trading Companies & Distributors 2 .4%
Applied Industrial
Technologies, Inc. 8,927 1,292,897
Boise Cascade Co. 3,162 285,687
H&E Equipment Services, Inc. 21,315 975,161
Herc Holdings, Inc. 1,955 267,542
Rush Enterprises, Inc., Class A 4,220 256,323
3,077,610
Total Common Stocks
(cost $96,984,407) 124,236,326

54 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Exchange Traded Fund 1 .0%
Shares Value ($)
Equity Fund 1.0%
iShares Russell 2000 Growth
ETF(a) 5,191 1,259,648
Total Exchange Traded Fund
(cost $1,137,787) 1,259,648
Repurchase Agreements 9 .3%
Principal
Amount ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $50,022,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing  8/20/2045; total
market value $51,000.
(b)(c) 50,000 50,000
BofA Securities, Inc.,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $400,169,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026;
total market value
$408,001.(b)(c) 400,000 400,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,236,631,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $6,358,677.
(b)(c) 6,233,997 6,233,997
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,113,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $5,102,759.
(b)(c) 5,000,000 5,000,000
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $150,064,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$153,000.(b)(c) 150,000 150,000
Total Repurchase Agreements
(cost $11,833,997) 11,833,997
Total Investments
(cost $109,956,191) — 107.4% 137,329,971
Liabilities in excess of other assets — (7.4)% (9,452,332)
NET ASSETS — 100.0%
$ 127,877,639
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $33,786,903, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $11,833,997 and by $22,378,933 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $34,212,930.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $11,833,997.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
IN India
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 0 .4%
AerSale Corp.* 5,172 76,028
Kaman Corp. 8,499 206,781
Parsons Corp.*(a) 10,938 526,555
809,364
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc.* 13,875 93,240
Automobile Components 3 .9%
Adient plc* 20,440 783,261
American Axle &
Manufacturing Holdings,
Inc.* 114,416 946,220
Cooper-Standard Holdings,
Inc.* 2,250 32,085
Dana, Inc. 72,980 1,240,660
Dorman Products, Inc.* 32,500 2,561,975
Goodyear Tire & Rubber Co.
(The)* 116,060 1,587,701
Lear Corp. 3,996 573,626
Stoneridge, Inc.* 11,400 214,890
7,940,418
Banks 6 .7%
1st Source Corp. 1,590 66,669
Amalgamated Financial Corp. 5,363 86,291
Amerant Bancorp, Inc., Class
A(a) 1,000 17,190
Associated Banc-Corp. 61,309 995,045
Atlantic Union Bankshares
Corp. 4,410 114,439
Banc of California, Inc. 3,773 43,691
BankUnited, Inc. 20,860 449,533
Banner Corp. 7,314 319,402
BCB Bancorp, Inc.(a) 3,196 37,521
Berkshire Hills Bancorp, Inc. 18,504 383,588
Byline Bancorp, Inc. 3,301 59,715
Capital Bancorp, Inc. 3,073 55,621
Capital City Bank Group, Inc. 3,672 112,510
Capstar Financial Holdings,
Inc. 7,212 88,491
Carter Bankshares, Inc.* 4,632 68,507
Central Pacific Financial Corp. 26,516 416,566
Community Trust Bancorp, Inc. 6,849 243,619
Customers Bancorp, Inc.* 32,886 995,130
Eastern Bankshares, Inc. 12,050 147,854
FB Financial Corp. 9,159 256,910
Financial Institutions, Inc. 6,112 96,203
First Bancorp 57,007 696,626
First Business Financial
Services, Inc. 764 22,530
First Financial Corp. 7,221 234,466
First Foundation, Inc. 70,674 280,576
First Internet Bancorp 7,909 117,449
First of Long Island Corp.
(The) 1,325 15,927
First Savings Financial Group,
Inc. 865 11,418
Five Star Bancorp 1,000 22,370
FS Bancorp, Inc.(a) 1,120 33,678
Common Stocks
Shares Value ($)
Banks
Great Southern Bancorp, Inc.
(a) 3,219 163,300
Guaranty Bancshares, Inc. 3,052 82,648
Hanmi Financial Corp. 18,795 280,609
HarborOne Bancorp, Inc. 23,385 202,982
HBT Financial, Inc.(a) 3,264 60,188
Heartland Financial USA, Inc. 3,358 93,587
Heritage Commerce Corp. 655 5,423
Home Bancorp, Inc. 843 27,996
HomeStreet, Inc. 22,302 132,028
HomeTrust Bancshares, Inc. 5,589 116,754
Horizon Bancorp, Inc. 9,210 95,876
Independent Bank Corp. 8,307 140,887
Investar Holding Corp. 1,360 16,470
Macatawa Bank Corp. 1,488 13,809
Mercantile Bank Corp. 2,120 58,554
Midland States Bancorp, Inc. 7,844 156,174
MidWestOne Financial Group,
Inc. 199 4,253
NBT Bancorp, Inc. 2,741 87,301
Northfield Bancorp, Inc. 6,713 73,709
Northrim Bancorp, Inc. 2,505 98,522
OceanFirst Financial Corp. 6,546 102,249
OFG Bancorp 31,207 813,879
Old Second Bancorp, Inc. 5,202 67,938
Pathward Financial, Inc. 17,093 792,431
Peapack-Gladstone Financial
Corp. 5,163 139,814
Primis Financial Corp.(a) 5,970 50,267
QCR Holdings, Inc.(a) 6,533 268,049
RBB Bancorp 3,770 45,014
Sierra Bancorp 2,845 48,280
SmartFinancial, Inc. 3,843 82,663
South Plains Financial, Inc. 2,612 58,796
Southern First Bancshares,
Inc.*(a) 2,801 69,325
Texas Capital Bancshares,
Inc.* 24,976 1,286,264
Third Coast Bancshares, Inc.* 1,560 24,757
Trustmark Corp. 2,700 57,024
UMB Financial Corp. 8,064 491,098
Veritex Holdings, Inc. 9,140 163,880
Western New England
Bancorp, Inc. 360 2,102
Zions Bancorp NA 23,142 621,594
13,586,029
Biotechnology 3 .7%
2seventy bio, Inc.*(a) 28,742 290,869
Adicet Bio, Inc.*(a) 2,933 7,127
Agios Pharmaceuticals,
Inc.*(a) 21,335 604,207
AnaptysBio, Inc.* 15,749 320,335
BioCryst Pharmaceuticals,
Inc.*(a) 2,697 18,987
Bluebird Bio, Inc.*(a) 94,919 312,284
C4 Therapeutics, Inc.* 37,989 104,470
CareDx, Inc.* 38,100 323,850
Caribou Biosciences, Inc.* 22,700 96,475
Century Therapeutics, Inc.*(a) 6,300 19,908

56 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Chimerix, Inc.* 26,500 32,065
Cullinan Oncology, Inc.* 2,150 23,134
Deciphera Pharmaceuticals,
Inc.* 17,725 249,568
Emergent BioSolutions, Inc.* 67,430 495,610
Enanta Pharmaceuticals, Inc.* 15,677 335,488
EQRx, Inc.*(a) 152,266 283,215
Exelixis, Inc.* 58,863 1,124,872
Fate Therapeutics, Inc.* 88,016 418,956
FibroGen, Inc.* 3,350 9,045
iTeos Therapeutics, Inc.* 17,099 226,391
Kezar Life Sciences, Inc.*(a) 12,575 30,809
Kodiak Sciences, Inc.* 8,200 56,580
Lyell Immunopharma, Inc.* 12,100 38,478
MacroGenics, Inc.* 8,500 45,475
Nurix Therapeutics, Inc.* 3,500 34,965
Precigen, Inc.*(a) 7,212 8,294
PTC Therapeutics, Inc.*(a) 17,741 721,526
REGENXBIO, Inc.* 20,953 418,850
Sutro Biopharma, Inc.* 50,017 232,579
Tango Therapeutics, Inc.* 17,202 57,111
Travere Therapeutics, Inc.* 19,633 301,563
Vanda Pharmaceuticals, Inc.* 46,955 309,433
Y-mAbs Therapeutics, Inc.* 7,200 48,888
7,601,407
Broadline Retail 1 .2%
1stdibs.com, Inc.* 9,623 35,990
Ollie's Bargain Outlet
Holdings, Inc.*(a) 40,300 2,334,579
2,370,569
Building Products 4 .5%
American Woodmark Corp.* 44,700 3,413,739
AZEK Co., Inc. (The), Class
A*(a) 65,800 1,993,082
CSW Industrials, Inc. 9,300 1,545,567
Hayward Holdings, Inc.*(a) 75,700 972,745
JELD-WEN Holding, Inc.* 15,516 272,151
Quanex Building Products
Corp. 7,625 204,731
Resideo Technologies, Inc.* 39,533 698,153
9,100,168
Capital Markets 2 .8%
Focus Financial Partners, Inc.,
Class A* 48,600 2,551,986
StoneX Group, Inc.* 5,975 496,403
Virtus Investment Partners,
Inc. 13,500 2,665,845
5,714,234
Chemicals 2 .5%
American Vanguard Corp. 3,651 65,243
Ecovyst, Inc.* 57,802 662,411
Element Solutions, Inc. 202,300 3,884,160
Koppers Holdings, Inc. 3,102 105,778
Rayonier Advanced Materials,
Inc.* 45,458 194,560
Trinseo plc 19,311 244,671
Common Stocks
Shares Value ($)
Chemicals
Valhi, Inc. 1,451 18,645
5,175,468
Commercial Services & Supplies 2 .8%
BrightView Holdings, Inc.* 11,700 84,006
CoreCivic, Inc.* 123,461 1,161,768
Enviri Corp.* 52,559 518,757
SP Plus Corp.* 39,300 1,537,023
Steelcase, Inc., Class A 54,458 419,871
UniFirst Corp. 12,950 2,007,380
5,728,805
Communications Equipment 0 .3%
Comtech Telecommunications
Corp. 12,841 117,367
KVH Industries, Inc.*(a) 3,350 30,619
NETGEAR, Inc.* 16,345 231,445
Ribbon Communications,
Inc.*(a) 60,520 168,851
548,282
Construction & Engineering 3 .8%
API Group Corp.* 125,700 3,426,582
Argan, Inc. 8,438 332,542
EMCOR Group, Inc. 15,700 2,901,046
Great Lakes Dredge & Dock
Corp.* 5,550 45,288
Matrix Service Co.* 13,200 77,748
Primoris Services Corp. 21,291 648,737
Tutor Perini Corp.* 29,409 210,274
7,642,217
Consumer Finance 2 .7%
Encore Capital Group, Inc.* 5,390 262,062
Enova International, Inc.* 17,888 950,211
EZCORP, Inc., Class A* 42,679 357,650
Green Dot Corp., Class A* 19,918 373,263
LendingClub Corp.* 8,819 85,985
Navient Corp. 83,263 1,547,027
PRA Group, Inc.* 7,039 160,841
PROG Holdings, Inc.* 43,687 1,403,226
Regional Management Corp. 1,920 58,560
SLM Corp.(a) 22,161 361,668
5,560,493
Consumer Staples Distribution & Retail 1 .6%
Andersons, Inc. (The) 9,021 416,319
Grocery Outlet Holding
Corp.*(a) 91,800 2,809,998
3,226,317
Diversified Consumer Services 0 .5%
2U, Inc.* 66,629 268,515
Chegg, Inc.* 21,050 186,924
Grand Canyon Education,
Inc.* 1,422 146,765
Laureate Education, Inc.,
Class A 32,012 387,025
989,229
Diversified REITs 0 .2%
Armada Hoffler Properties, Inc. 17,138 200,172

NVIT Multi-Manager Small Cap Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Diversified REITs
CTO Realty Growth, Inc. 11,835 202,852
403,024
Diversified Telecommunication Services 0 .2%
Bandwidth, Inc., Class A* 27,702 378,963
Electric Utilities 0 .5%
ALLETE, Inc. 4,410 255,648
NRG Energy, Inc. 18,335 685,545
941,193
Electrical Equipment 1 .2%
Babcock & Wilcox Enterprises,
Inc.* 5,700 33,630
Encore Wire Corp. 10,254 1,906,526
Powell Industries, Inc. 6,764 409,831
2,349,987
Electronic Equipment, Instruments & Components 2 .9%
Benchmark Electronics, Inc. 13,418 346,587
Daktronics, Inc.* 13,737 87,917
ePlus, Inc.* 84,300 4,746,090
FARO Technologies, Inc.* 14,586 236,293
nLight, Inc.* 15,300 235,926
ScanSource, Inc.* 9,268 273,962
5,926,775
Energy Equipment & Services 0 .6%
Atlas Energy Solutions, Inc.,
Class A 2,350 40,796
Bristow Group, Inc., Class A* 3,000 86,190
Oil States International, Inc.* 5,500 41,085
Patterson-UTI Energy, Inc. 70,064 838,666
ProPetro Holding Corp.* 26,196 215,855
1,222,592
Entertainment 0 .2%
Playtika Holding Corp.* 10,682 123,911
Sphere Entertainment Co.* 13,060 357,714
481,625
Financial Services 1 .4%
A-Mark Precious Metals, Inc. 9,153 342,642
Jackson Financial, Inc., Class
A(a) 36,451 1,115,765
Marqeta, Inc., Class A* 143,734 699,985
Merchants Bancorp 8,649 221,241
Ocwen Financial Corp.*(a) 1,734 51,968
Paysafe Ltd.*(a) 35,062 353,776
Waterstone Financial, Inc. 9,414 136,409
2,921,786
Food Products 1 .1%
Fresh Del Monte Produce, Inc. 1,617 41,573
Hain Celestial Group, Inc.
(The)* 18,550 232,061
Lancaster Colony Corp.(a) 9,800 1,970,682
2,244,316
Gas Utilities 0 .5%
Northwest Natural Holding Co. 12,204 525,382
ONE Gas, Inc.(a) 5,913 454,178
979,560
Ground Transportation 2 .7%
ArcBest Corp. 14,774 1,459,671
Common Stocks
Shares Value ($)
Ground Transportation
Covenant Logistics Group,
Inc., Class A 12,756 559,096
Landstar System, Inc.(a) 17,200 3,311,688
TuSimple Holdings, Inc., Class
A* 48,779 80,973
5,411,428
Health Care Equipment & Supplies 2 .1%
AngioDynamics, Inc.* 19,800 206,514
Avanos Medical, Inc.* 2,560 65,433
Bioventus, Inc., Class A* 1,000 2,890
Cue Health, Inc.* 4,600 1,697
ICU Medical, Inc.*(a) 17,800 3,171,782
Inogen, Inc.* 24,800 286,440
OraSure Technologies, Inc.* 54,060 270,841
ViewRay, Inc.*(a) 115,400 40,644
Zimvie, Inc.* 27,647 310,476
4,356,717
Health Care Providers & Services 3 .4%
Addus HomeCare Corp.*(a) 56,700 5,256,090
Castle Biosciences, Inc.* 10,000 137,200
Community Health Systems,
Inc.* 15,400 67,760
Cross Country Healthcare,
Inc.* 1,083 30,411
DocGo, Inc.* 151,200 1,416,744
Tenet Healthcare Corp.* 1,085 88,297
6,996,502
Health Care Technology 1 .2%
American Well Corp., Class A* 100,913 211,917
Computer Programs &
Systems, Inc.* 11,701 288,898
Health Catalyst, Inc.* 65,509 818,862
Veradigm, Inc.* 84,046 1,058,980
2,378,657
Hotel & Resort REITs 2 .3%
Apple Hospitality REIT, Inc. 82,389 1,244,898
Chatham Lodging Trust 14,712 137,704
Hersha Hospitality Trust, Class
A(a) 37,309 227,212
Pebblebrook Hotel Trust 47,487 661,969
RLJ Lodging Trust 86,950 892,976
Sunstone Hotel Investors, Inc. 93,541 946,635
Xenia Hotels & Resorts, Inc. 53,200 654,892
4,766,286
Hotels, Restaurants & Leisure 1 .8%
Bluegreen Vacations Holding
Corp., Class A 5,240 186,806
Bowlero Corp.*(a) 31,750 369,570
SeaWorld Entertainment, Inc.* 16,823 942,256
Wyndham Hotels & Resorts,
Inc.(a) 32,700 2,242,239
3,740,871
Household Durables 1 .4%
GoPro, Inc., Class A* 143,267 593,125
Hooker Furnishings Corp. 3,198 59,675
Taylor Morrison Home Corp.,
Class A* 9,292 453,171

58 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Household Durables
Tri Pointe Homes, Inc.* 49,572 1,628,936
Universal Electronics, Inc.* 11,749 113,026
VOXX International Corp.,
Class A* 1,184 14,776
2,862,709
Independent Power and Renewable Electricity Producers
0 .3%
Infinity Bio-energy Ltd.*^∞ 155,500 0
Vistra Corp. 22,940 602,175
602,175
Insurance 5 .2%
American Equity Investment
Life Holding Co.∞ 32,488 1,692,950
Brighthouse Financial, Inc.*(a) 7,898 373,970
CNO Financial Group, Inc. 61,352 1,452,202
Donegal Group, Inc., Class A 4,395 63,420
eHealth, Inc.* 7,509 60,372
Employers Holdings, Inc. 16,815 629,049
Enstar Group Ltd.* 15,100 3,688,024
Greenlight Capital Re Ltd.,
Class A* 8,196 86,345
Hanover Insurance Group, Inc.
(The) 848 95,850
Horace Mann Educators Corp. 3,300 97,878
James River Group Holdings
Ltd. 12,972 236,869
Mercury General Corp. 2,640 79,913
ProAssurance Corp. 27,520 415,277
Reinsurance Group of
America, Inc. 5,551 769,868
Selectquote, Inc.* 24,238 47,264
SiriusPoint Ltd.* 12,779 115,394
Skyward Specialty Insurance
Group, Inc.* 1,320 33,528
Stewart Information Services
Corp. 1,587 65,289
United Fire Group, Inc. 7,353 166,619
Universal Insurance Holdings,
Inc.(a) 22,026 339,861
10,509,942
Interactive Media & Services 0 .1%
DHI Group, Inc.* 5,985 22,923
Outbrain, Inc.* 3,600 17,712
QuinStreet, Inc.* 12,350 109,050
TrueCar, Inc.* 33,080 74,761
224,446
IT Services 1 .0%
Brightcove, Inc.* 3,600 14,436
Kyndryl Holdings, Inc.* 2,750 36,520
Squarespace, Inc., Class A* 25,057 790,298
Thoughtworks Holding, Inc.*(a) 135,600 1,023,780
Unisys Corp.* 47,591 189,412
2,054,446
Leisure Products 0 .0%
†
American Outdoor Brands,
Inc.* 3,614 31,369
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0 .1%
NanoString Technologies, Inc.* 14,000 56,700
Quanterix Corp.* 1,500 33,825
Seer, Inc., Class A* 26,500 113,155
203,680
Machinery 3 .0%
AGCO Corp.(a) 5,038 662,094
Astec Industries, Inc. 8,971 407,642
Hillman Solutions Corp.* 301,700 2,718,317
Manitowoc Co., Inc. (The)* 38,133 718,044
Markforged Holding Corp.* 3,900 4,719
Oshkosh Corp. 4,292 371,644
Proterra, Inc.* 32,814 39,377
Proto Labs, Inc.* 14,700 513,912
REV Group, Inc. 17,622 233,668
Trinity Industries, Inc. 15,260 392,335
6,061,752
Media 0 .1%
Cardlytics, Inc.* 7,000 44,240
Stagwell, Inc., Class A* 26,453 190,726
WideOpenWest, Inc.* 3,000 25,320
260,286
Metals & Mining 2 .0%
Alpha Metallurgical Resources,
Inc. 1,513 248,677
MP Materials Corp.*(a) 3,045 69,670
Olympic Steel, Inc.(a) 7,454 365,246
Ryerson Holding Corp.(a) 17,648 765,570
Schnitzer Steel Industries,
Inc., Class A 24,079 722,129
SunCoke Energy, Inc. 79,084 622,391
Warrior Met Coal, Inc. 30,975 1,206,476
4,000,159
Office REITs 0 .6%
Equity Commonwealth 59,534 1,206,159
Oil, Gas & Consumable Fuels 3 .2%
California Resources Corp. 28,835 1,305,937
Centrus Energy Corp., Class
A* 2,220 72,283
Chord Energy Corp. — 33
CONSOL Energy, Inc. 5,726 388,280
DHT Holdings, Inc. 26,744 228,126
Dorian LPG Ltd.(a) 27,721 711,044
Gulfport Energy Corp.* 6,030 633,572
REX American Resources
Corp.* 10,353 360,388
Scorpio Tankers, Inc. 19,098 901,999
SM Energy Co.(a) 11,700 370,071
Teekay Tankers Ltd., Class A 19,220 734,781
World Kinect Corp. 39,586 818,638
6,525,152
Paper & Forest Products 0 .2%
Clearwater Paper Corp.* 14,260 446,623
Passenger Airlines 0 .2%
Hawaiian Holdings, Inc.* 41,542 447,407
Personal Care Products 1 .7%
Edgewell Personal Care Co. 22,952 948,147

NVIT Multi-Manager Small Cap Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Personal Care Products
Herbalife Ltd.* 3,012 39,879
Inter Parfums, Inc. 18,600 2,515,278
Nature's Sunshine Products,
Inc.* 3,570 48,730
3,552,034
Pharmaceuticals 0 .3%
ANI Pharmaceuticals, Inc.*(a) 3,340 179,792
Atea Pharmaceuticals, Inc.* 13,200 49,368
Athira Pharma, Inc.* 6,200 18,290
Cara Therapeutics, Inc.* 57,400 162,442
Nektar Therapeutics, Class A* 212,308 122,119
NGM Biopharmaceuticals,
Inc.* 24,900 64,491
Nuvation Bio, Inc.*(a) 5,100 9,180
Tarsus Pharmaceuticals,
Inc.*(a) 6,023 108,836
714,518
Professional Services 3 .0%
Barrett Business Services, Inc. 3,180 277,296
Conduent, Inc.* 91,912 312,501
Heidrick & Struggles
International, Inc. 8,227 217,769
Kelly Services, Inc., Class A 11,613 204,505
Mistras Group, Inc.* 1,100 8,492
Resources Connection, Inc. 12,238 192,259
TrueBlue, Inc.* 22,429 397,217
Verra Mobility Corp., Class
A*(a) 223,600 4,409,392
6,019,431
Real Estate Management & Development 1 .1%
Cushman & Wakefield plc*(a) 194,000 1,586,920
Douglas Elliman, Inc. 36,750 81,585
Forestar Group, Inc.* 11,020 248,501
Opendoor Technologies, Inc.* 74,116 297,946
Zillow Group, Inc., Class A* 1,962 96,531
2,311,483
Semiconductors & Semiconductor Equipment 0 .3%
Cirrus Logic, Inc.*(a) 7,034 569,824
Software 4 .9%
Adeia, Inc. 58,653 645,770
Cerence, Inc.* 30,996 906,013
Consensus Cloud Solutions,
Inc.* 5,520 171,120
Dropbox, Inc., Class A*(a) 35,231 939,611
E2open Parent Holdings, Inc.* 326,500 1,828,400
EverCommerce, Inc.* 16,433 194,567
Informatica, Inc., Class A*(a) 20,352 376,512
LiveRamp Holdings, Inc.* 24,160 690,010
MeridianLink, Inc.* 117,900 2,452,320
Nutanix, Inc., Class A* 30,081 843,772
ON24, Inc. 6,096 49,499
SecureWorks Corp., Class A* 4,792 34,646
SolarWinds Corp.* 34,999 359,090
Upland Software, Inc.* 34,322 123,559
Xperi, Inc.* 26,908 353,840
9,968,729
Common Stocks
Shares Value ($)
Specialty Retail 3 .7%
1-800-Flowers.com, Inc.,
Class A*(a) 40,977 319,621
Aaron's Co., Inc. (The) 29,988 424,030
Abercrombie & Fitch Co.,
Class A* 14,397 542,479
America's Car-Mart, Inc.* 29,700 2,963,466
Barnes & Noble Education,
Inc.* 12,359 15,572
Duluth Holdings, Inc., Class B* 7,300 45,844
Genesco, Inc.* 3,067 76,798
Lands' End, Inc.* 17,600 136,576
Leslie's, Inc.*(a) 200,800 1,885,512
National Vision Holdings, Inc.* 38,989 947,043
Stitch Fix, Inc., Class A* 30,700 118,195
Tilly's, Inc., Class A* 11,426 80,096
7,555,232
Technology Hardware, Storage & Peripherals 0 .8%
Avid Technology, Inc.* 9,308 237,354
Quantum Corp.* 8,300 8,964
Turtle Beach Corp.* 7,505 87,433
Xerox Holdings Corp. 88,086 1,311,601
1,645,352
Textiles, Apparel & Luxury Goods 0 .5%
G-III Apparel Group Ltd.* 33,322 642,115
Movado Group, Inc. 4,514 121,111
Unifi, Inc.* 9,616 77,601
Vera Bradley, Inc.* 19,334 123,544
964,371
Tobacco 0 .2%
Vector Group Ltd. 29,005 371,554
Trading Companies & Distributors 3 .3%
Beacon Roofing Supply, Inc.* 44,000 3,651,120
Boise Cascade Co. 21,220 1,917,227
DXP Enterprises, Inc.* 1,220 44,420
Global Industrial Co. 2,466 68,481
GMS, Inc.*(a) 6,170 426,964
NOW, Inc.* 57,015 590,675
6,698,887
Wireless Telecommunication Services 0 .3%
Spok Holdings, Inc. 12,300 163,467
United States Cellular Corp.* 28,056 494,627
658,094
Total Common Stocks
(cost $187,745,491) 198,052,336
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0

60 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements 5 .5%
Principal
Amount ($) Value ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $25,011,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $25,500.
(b)(c) 25,000 25,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $7,983,012,
collateralized by U.S.
Government Agency,
ranging from 1.50% -
8.92%, maturing 8/1/2023
- 8/20/2071; total market
value $8,139,233.(b)(c) 7,979,640 7,979,640
Credit Suisse AG,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $200,085,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052;
total market value
$204,086.(b)(c) 200,000 200,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,270,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $11,204,640) 11,204,640
Total Investments
(cost $198,956,240) — 102.7% 209,256,976
Liabilities in excess of other assets — (2.7)% (5,510,578)
NET ASSETS — 100.0%
$ 203,746,398
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $25,976,459, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $11,204,640 and by $15,353,225 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $26,557,865.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $11,204,640.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Company Fund - June 30, 2023 (Unaudited) - Statement of Investments - 61
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .1%
Insurance 0 .1%
SiriusPoint Ltd. * 33,638 303,751
CANADA 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Teekay Tankers Ltd.
, Class A
40,430 1,545,639
INDIA 0 .2%
Professional Services 0 .2%
WNS Holdings Ltd., ADR *(a) 8,689 640,553
ISRAEL 0 .3%
Broadline Retail 0 .1%
Global-e Online Ltd. * 12,737 521,453
Semiconductors & Semiconductor Equipment 0 .2%
Nova Ltd. *(a) 5,436 637,643
1,159,096
JAPAN 0 .2%
Semiconductors & Semiconductor Equipment 0 .2%
Allegro MicroSystems, Inc. *(a) 17,791 803,086
MONACO 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Scorpio Tankers, Inc. 37,024 1,748,644
PUERTO RICO 0 .8%
Banks 0 .8%
First Bancorp 103,920 1,269,902
OFG Bancorp 61,143 1,594,609
2,864,511
SWITZERLAND 0 .2%
Textiles, Apparel & Luxury Goods 0 .2%
On Holding AG
, Class A
* 22,407 739,431
UNITED KINGDOM 0 .5%
Energy Equipment & Services 0 .5%
TechnipFMC plc *(a) 94,396 1,568,862
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
1,568,862
UNITED STATES 95 .5%
Aerospace & Defense 1 .4%
AerSale Corp. * 7,507 110,353
Curtiss-Wright Corp. 9,216 1,692,610
Hexcel Corp. 19,739 1,500,559
Kaman Corp. 14,548 353,953
Parsons Corp. *(a) 25,313 1,218,568
4,876,043
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc. * 19,859 133,452
Automobile Components 3 .6%
Adient plc * 49,598 1,900,595
American Axle & Manufacturing
Holdings, Inc. * 206,813 1,710,344
Cooper-Standard Holdings, Inc. * 4,150 59,179
Dana, Inc. 145,736 2,477,512
Common Stocks
Shares Value ($)
UNITED STATES
Automobile Components
Goodyear Tire & Rubber Co. (The)
*(a) 258,358 3,534,337
Lear Corp. 5,801 832,734
Stoneridge, Inc. * 21,289 401,298
Visteon Corp. *(a) 11,551 1,658,839
12,574,838
Banks 7 .0%
1st Source Corp. 4,069 170,613
Amalgamated Financial Corp. (a) 9,372 150,795
Amerant Bancorp, Inc.
, Class A
(a) 1,450 24,926
Associated Banc-Corp. 147,304 2,390,744
Atlantic Union Bankshares Corp. 9,947 258,125
Banc of California, Inc. 15,706 181,875
BankUnited, Inc. 43,183 930,594
Bankwell Financial Group, Inc. 1,851 45,127
BCB Bancorp, Inc. 7,431 87,240
Berkshire Hills Bancorp, Inc. 51,754 1,072,860
Byline Bancorp, Inc. 13,252 239,729
Capital Bancorp, Inc. 3,180 57,558
Capital City Bank Group, Inc. 6,687 204,890
Capstar Financial Holdings, Inc. 10,321 126,639
Carter Bankshares, Inc. * 8,467 125,227
Central Pacific Financial Corp. 64,239 1,009,195
Community Trust Bancorp, Inc. 12,640 449,605
Customers Bancorp, Inc. * 64,402 1,948,805
Eastern Bankshares, Inc. 22,450 275,462
FB Financial Corp. 12,149 340,779
Financial Institutions, Inc. 11,604 182,647
First Financial Corp. 14,131 458,834
First Foundation, Inc. 129,660 514,750
First Internet Bancorp 15,516 230,413
First Savings Financial Group, Inc. 1,433 18,916
Five Star Bancorp 6,039 135,092
FS Bancorp, Inc. (a) 2,350 70,665
Great Southern Bancorp, Inc. (a) 6,470 328,223
Guaranty Bancshares, Inc. (a) 3,415 92,478
Hanmi Financial Corp. 41,355 617,430
HarborOne Bancorp, Inc. 36,551 317,263
HBT Financial, Inc. (a) 6,368 117,426
Heartland Financial USA, Inc. 6,600 183,942
Heritage Commerce Corp. 1,024 8,479
Home Bancorp, Inc. 1,500 49,815
HomeStreet, Inc. 48,644 287,972
HomeTrust Bancshares, Inc. 12,387 258,764
Horizon Bancorp, Inc. 19,753 205,629
Independent Bank Corp. 17,100 290,016
Investar Holding Corp. 1,804 21,846
Macatawa Bank Corp. 13,797 128,036
Mercantile Bank Corp. 4,601 127,080
Midland States Bancorp, Inc. 14,801 294,688
NBT Bancorp, Inc. 6,712 213,777
Northfield Bancorp, Inc. 4,561 50,080
Northrim Bancorp, Inc. 4,095 161,056
OceanFirst Financial Corp. 8,908 139,143
Old Second Bancorp, Inc. 13,938 182,030
Pathward Financial, Inc. 35,379 1,640,170
Peapack-Gladstone Financial
Corp. 10,049 272,127
Primis Financial Corp. (a) 10,826 91,155

62 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
QCR Holdings, Inc. 14,167 581,272
RBB Bancorp 10,692 127,662
Sierra Bancorp (a) 3,626 61,533
SmartFinancial, Inc. 4,200 90,342
South Plains Financial, Inc. 4,692 105,617
Southern First Bancshares, Inc. * 5,449 134,863
Texas Capital Bancshares, Inc. * 50,098 2,580,047
Third Coast Bancshares, Inc. * 3,342 53,038
Trustmark Corp. 3,300 69,696
UMB Financial Corp. 22,538 1,372,564
Veritex Holdings, Inc. 18,179 325,949
Washington Federal, Inc. 13,957 370,140
Western New England Bancorp,
Inc. 2,402 14,028
Zions Bancorp NA 45,391 1,219,202
24,886,683
Beverages 0 .6%
Celsius Holdings, Inc. *(a) 13,833 2,063,745
Biotechnology 5 .1%
2seventy bio, Inc. *(a) 45,209 457,515
Adicet Bio, Inc. *(a) 4,392 10,673
Agios Pharmaceuticals, Inc. *(a) 29,267 828,841
AnaptysBio, Inc. * 33,530 682,000
Apellis Pharmaceuticals, Inc. *(a) 10,772 981,329
BioCryst Pharmaceuticals, Inc. *(a) 16,790 118,202
Bluebird Bio, Inc. *(a) 189,085 622,090
C4 Therapeutics, Inc. * 49,047 134,879
CareDx, Inc. *(a) 76,023 646,196
Caribou Biosciences, Inc. * 48,645 206,741
Century Therapeutics, Inc. *(a) 12,600 39,816
Chimerix, Inc. * 44,724 54,116
Cullinan Oncology, Inc. * 4,200 45,192
Cytokinetics, Inc. *(a) 12,554 409,511
Deciphera Pharmaceuticals, Inc. * 36,569 514,892
Emergent BioSolutions, Inc. * 131,399 965,783
Enanta Pharmaceuticals, Inc. * 31,217 668,044
EQRx, Inc. *(a) 295,924 550,419
Exelixis, Inc. *(a) 116,046 2,217,638
Fate Therapeutics, Inc. *(a) 177,900 846,804
FibroGen, Inc. * 18,065 48,776
Halozyme Therapeutics, Inc. * 12,616 455,059
iTeos Therapeutics, Inc. *(a) 33,405 442,282
Karuna Therapeutics, Inc. * 2,779 602,626
Kezar Life Sciences, Inc. *(a) 24,798 60,755
Kodiak Sciences, Inc. * 16,197 111,759
Lyell Immunopharma, Inc. * 21,033 66,885
MacroGenics, Inc. * 16,438 87,943
Nurix Therapeutics, Inc. * 6,546 65,395
Precigen, Inc. *(a) 17,867 20,547
PTC Therapeutics, Inc. *(a) 34,406 1,399,292
REGENXBIO, Inc. * 39,507 789,745
Sutro Biopharma, Inc. * 94,377 438,853
Tango Therapeutics, Inc. *(a) 34,173 113,454
Travere Therapeutics, Inc. * 74,032 1,137,132
Ultragenyx Pharmaceutical, Inc.
*(a) 6,353 293,064
Vanda Pharmaceuticals, Inc. * 93,490 616,099
Y-mAbs Therapeutics, Inc. * 13,903 94,401
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Zymeworks, Inc. *(a) 4,900 42,336
17,887,084
Broadline Retail 0 .0%
†
1stdibs.com, Inc. * 8,223 30,754
Building Products 0 .9%
AAON, Inc. 10,780 1,022,052
Quanex Building Products Corp. 15,492 415,960
Resideo Technologies, Inc. * 82,418 1,455,502
Trex Co., Inc. * 5,434 356,253
3,249,767
Capital Markets 1 .4%
Evercore, Inc.
, Class A
10,950 1,353,311
Hamilton Lane, Inc.
, Class A
35,348 2,827,132
StoneX Group, Inc. * 9,582 796,073
4,976,516
Chemicals 1 .1%
Ecovyst, Inc. * 109,048 1,249,690
Koppers Holdings, Inc. 2,262 77,134
Livent Corp. *(a) 52,999 1,453,762
Rayonier Advanced Materials,
Inc. * 96,699 413,872
Trinseo plc 44,795 567,553
Valhi, Inc. 2,880 37,008
3,799,019
Commercial Services & Supplies 2 .5%
BrightView Holdings, Inc. * 23,012 165,226
Casella Waste Systems, Inc.
,
Class A
* 19,790 1,790,006
Clean Harbors, Inc. * 16,669 2,740,883
CoreCivic, Inc. * 240,972 2,267,547
Enviri Corp. * 95,771 945,260
Steelcase, Inc.
, Class A
103,134 795,163
8,704,085
Communications Equipment 0 .3%
Comtech Telecommunications
Corp. 26,699 244,029
KVH Industries, Inc. *(a) 6,856 62,664
NETGEAR, Inc. * 36,757 520,479
Ribbon Communications, Inc. * 120,072 335,001
1,162,173
Construction & Engineering 2 .4%
Argan, Inc. 16,900 666,029
Comfort Systems USA, Inc. 11,932 1,959,235
EMCOR Group, Inc. 5,428 1,002,986
Great Lakes Dredge & Dock Corp.
* 8,355 68,177
MasTec, Inc. *(a) 5,704 672,901
Matrix Service Co. * 21,123 124,414
Primoris Services Corp. 44,196 1,346,652
Tutor Perini Corp. * 59,396 424,681
Valmont Industries, Inc. 2,145 624,302
WillScot Mobile Mini Holdings
Corp. * 31,704 1,515,134
8,404,511
Construction Materials 0 .3%
Eagle Materials, Inc. 5,539 1,032,580
Consumer Finance 3 .1%
Encore Capital Group, Inc. * 9,790 475,990

NVIT Multi-Manager Small Company Fund - June 30, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance
Enova International, Inc. * 34,980 1,858,138
EZCORP, Inc.
, Class A
* 74,199 621,788
Green Dot Corp.
, Class A
* 44,326 830,669
LendingClub Corp. * 15,385 150,004
Navient Corp. 155,722 2,893,314
PRA Group, Inc. * 5,340 122,019
PROG Holdings, Inc. * 87,740 2,818,208
Regional Management Corp. 6,022 183,671
SLM Corp. (a) 46,412 757,444
10,711,245
Consumer Staples Distribution & Retail 0 .4%
Andersons, Inc. (The) 10,796 498,235
Performance Food Group Co. * 11,022 663,966
SpartanNash Co. 5,888 132,539
1,294,740
Containers & Packaging 0 .3%
Graphic Packaging Holding Co. (a) 39,146 940,678
Diversified Consumer Services 1 .0%
2U, Inc. * 129,607 522,316
Chegg, Inc. * 41,377 367,428
Duolingo, Inc.
, Class A
*(a) 12,291 1,756,876
Grand Canyon Education, Inc. * 2,790 287,956
Laureate Education, Inc.
, Class A
44,972 543,711
3,478,287
Diversified REITs 0 .2%
Armada Hoffler Properties, Inc. 33,837 395,216
CTO Realty Growth, Inc. 20,520 351,713
746,929
Diversified Telecommunication Services 0 .2%
Bandwidth, Inc.
, Class A
* 54,351 743,522
Electric Utilities 0 .6%
ALLETE, Inc. 10,814 626,888
NRG Energy, Inc. 36,137 1,351,162
1,978,050
Electrical Equipment 2 .4%
Atkore, Inc. *(a) 7,548 1,177,035
Babcock & Wilcox Enterprises,
Inc. * 11,200 66,080
Encore Wire Corp. 20,220 3,759,505
NEXTracker, Inc.
, Class A
*(a) 15,071 599,977
Powell Industries, Inc. 12,543 759,980
Shoals Technologies Group, Inc.
,
Class A
*(a) 35,377 904,236
Vertiv Holdings Co.
, Class A
41,540 1,028,946
8,295,759
Electronic Equipment, Instruments & Components 2 .0%
Badger Meter, Inc. 7,903 1,166,167
Benchmark Electronics, Inc. 50,107 1,294,264
Daktronics, Inc. * 45,871 293,574
FARO Technologies, Inc. * 27,832 450,878
nLight, Inc. * 38,161 588,443
Novanta, Inc. * 14,670 2,700,747
ScanSource, Inc. * 13,225 390,931
6,885,004
Energy Equipment & Services 1 .1%
Atlas Energy Solutions, Inc.
, Class
A
4,928 85,550
Bristow Group, Inc.
, Class A
* 9,627 276,584
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services
Oil States International, Inc. * 10,600 79,182
Patterson-UTI Energy, Inc. 137,037 1,640,333
ProPetro Holding Corp. *(a) 65,630 540,791
Weatherford International plc * 16,631 1,104,631
3,727,071
Entertainment 0 .6%
Playtika Holding Corp. *(a) 21,202 245,943
Sphere Entertainment Co. * 14,568 399,018
World Wrestling Entertainment,
Inc.
, Class A
14,580 1,581,492
2,226,453
Financial Services 2 .0%
A-Mark Precious Metals, Inc. 18,171 680,231
Flywire Corp. *(a) 20,068 622,911
Jackson Financial, Inc.
, Class A
(a) 71,655 2,193,359
Marqeta, Inc.
, Class A
* 281,225 1,369,566
Merchants Bancorp 13,989 357,839
Ocwen Financial Corp. *(a) 2,599 77,892
Paysafe Ltd. *(a) 72,626 732,796
Shift4 Payments, Inc.
, Class A
*(a) 9,044 614,178
Waterstone Financial, Inc. 12,028 174,286
6,823,058
Food Products 0 .1%
Fresh Del Monte Produce, Inc. 2,018 51,883
Hain Celestial Group, Inc. (The) * 26,090 326,386
378,269
Gas Utilities 0 .6%
Northwest Natural Holding Co. 10,374 446,601
ONE Gas, Inc. (a) 19,733 1,515,691
1,962,292
Ground Transportation 1 .8%
ArcBest Corp. 27,262 2,693,485
Covenant Logistics Group, Inc.
,
Class A
29,766 1,304,644
Saia, Inc. *(a) 6,068 2,077,744
TuSimple Holdings, Inc.
, Class A
* 41,900 69,554
6,145,427
Health Care Equipment & Supplies 4 .0%
AngioDynamics, Inc. * 42,252 440,688
Avanos Medical, Inc. * 1,553 39,695
Axonics, Inc. * 23,794 1,200,883
Cue Health, Inc. * 10,138 3,741
Haemonetics Corp. *(a) 10,102 860,084
Inari Medical, Inc. * 10,984 638,610
Inogen, Inc. * 47,221 545,403
Inspire Medical Systems, Inc. *(a) 9,979 3,239,582
iRhythm Technologies, Inc. * 4,733 493,747
Lantheus Holdings, Inc. * 7,816 655,919
Merit Medical Systems, Inc. *(a) 11,520 963,533
OraSure Technologies, Inc. * 141,110 706,961
Shockwave Medical, Inc. * 9,786 2,793,021
TransMedics Group, Inc. *(a) 9,061 760,943
ViewRay, Inc. *(a) 220,846 77,782
Zimvie, Inc. * 54,677 614,023
14,034,615
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc. *(a) 22,253 1,772,229
Castle Biosciences, Inc. *(a) 19,300 264,796
Community Health Systems, Inc. * 30,600 134,640

64 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
Cross Country Healthcare, Inc. * 5,536 155,451
Encompass Health Corp. 16,304 1,103,944
Privia Health Group, Inc. * 29,689 775,180
Progyny, Inc. * 8,176 321,644
RadNet, Inc. * 20,399 665,415
Surgery Partners, Inc. *(a) 40,727 1,832,308
Tenet Healthcare Corp. * 2,111 171,793
7,197,400
Health Care Technology 1 .7%
American Well Corp.
, Class A
* 207,318 435,368
Computer Programs & Systems,
Inc. * 20,172 498,047
Evolent Health, Inc.
, Class A
*(a) 35,920 1,088,376
Health Catalyst, Inc. * 138,544 1,731,800
HealthStream, Inc. 1,000 24,560
Veradigm, Inc. * 158,525 1,997,414
5,775,565
Hotel & Resort REITs 2 .4%
Apple Hospitality REIT, Inc. 166,452 2,515,089
Chatham Lodging Trust 28,607 267,762
Hersha Hospitality Trust
, Class A
(a) 73,300 446,397
Pebblebrook Hotel Trust 40,300 561,782
RLJ Lodging Trust 167,957 1,724,918
Sunstone Hotel Investors, Inc. 152,663 1,544,950
Xenia Hotels & Resorts, Inc. 102,261 1,258,833
8,319,731
Hotels, Restaurants & Leisure 2 .7%
Bluegreen Vacations Holding
Corp.
, Class A
7,241 258,142
Bowlero Corp. *(a) 62,250 724,590
Cava Group, Inc. * 11,772 482,063
DraftKings, Inc.
, Class A
* 26,017 691,272
Planet Fitness, Inc.
, Class A
*(a) 11,636 784,732
Red Rock Resorts, Inc.
, Class A
43,351 2,027,960
SeaWorld Entertainment, Inc. * 33,316 1,866,029
Shake Shack, Inc.
, Class A
*(a) 9,413 731,578
Wingstop, Inc. 9,702 1,941,952
9,508,318
Household Durables 2 .7%
GoPro, Inc.
, Class A
* 281,212 1,164,218
Hooker Furnishings Corp. (a) 3,853 71,897
Meritage Homes Corp. 4,218 600,095
Taylor Morrison Home Corp.
, Class
A
* 65,718 3,205,066
TopBuild Corp. *(a) 3,528 938,519
Tri Pointe Homes, Inc. * 96,560 3,172,961
Universal Electronics, Inc. * 21,082 202,809
VOXX International Corp.
, Class
A
* 1,150 14,352
9,369,917
Independent Power and Renewable Electricity Producers 0 .3%
Vistra Corp. 40,394 1,060,343
Insurance 4 .7%
American Equity Investment Life
Holding Co. ∞ 67,566 3,520,863
Brighthouse Financial, Inc. *(a) 13,376 633,354
CNO Financial Group, Inc. 116,381 2,754,738
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Donegal Group, Inc.
, Class A
11,610 167,532
eHealth, Inc. * 13,152 105,742
Employers Holdings, Inc. 32,578 1,218,743
Enstar Group Ltd. * 924 225,678
Greenlight Capital Re Ltd.
, Class
A
* 3,764 39,654
Hanover Insurance Group, Inc.
(The) 3,920 443,078
Horace Mann Educators Corp. 4,420 131,097
James River Group Holdings Ltd. 22,582 412,347
Kinsale Capital Group, Inc. (a) 7,542 2,822,216
Mercury General Corp. 840 25,427
ProAssurance Corp. 58,550 883,520
Reinsurance Group of America,
Inc. 10,733 1,488,560
Selectquote, Inc. * 47,083 91,812
Skyward Specialty Insurance
Group, Inc. * 2,600 66,040
Stewart Information Services Corp. 5,365 220,716
United Fire Group, Inc. 11,247 254,857
Universal Insurance Holdings, Inc.
(a) 45,685 704,920
16,210,894
Interactive Media & Services 0 .1%
DHI Group, Inc. * 8,067 30,897
Outbrain, Inc. * 7,962 39,173
QuinStreet, Inc. * 25,727 227,169
TrueCar, Inc. * 98,062 221,620
518,859
IT Services 0 .7%
Brightcove, Inc. * 6,961 27,914
DigitalOcean Holdings, Inc. * 13,682 549,195
Kyndryl Holdings, Inc. * 7,370 97,874
Squarespace, Inc.
, Class A
* 45,270 1,427,816
Unisys Corp. * 86,648 344,859
2,447,658
Leisure Products 0 .0%
†
American Outdoor Brands, Inc. * 1,687 14,643
Life Sciences Tools & Services 0 .9%
10X Genomics, Inc.
, Class A
*(a) 17,000 949,280
Medpace Holdings, Inc. * 5,639 1,354,319
NanoString Technologies, Inc. * 27,365 110,828
Quanterix Corp. * 2,592 58,450
Repligen Corp. *(a) 2,048 289,710
Seer, Inc.
, Class A
* 60,100 256,627
3,019,214
Machinery 2 .2%
AGCO Corp. (a) 9,813 1,289,624
Astec Industries, Inc. 16,463 748,079
Esab Corp. 15,186 1,010,476
Manitowoc Co., Inc. (The) * 81,636 1,537,206
Markforged Holding Corp. * 7,500 9,075
Oshkosh Corp. 7,840 678,866
Proterra, Inc. * 64,000 76,800
Proto Labs, Inc. * 27,052 945,738
REV Group, Inc. 39,744 527,005
Trinity Industries, Inc. 32,828 844,008
7,666,877

NVIT Multi-Manager Small Company Fund - June 30, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
UNITED STATES
Media 0 .1%
Cardlytics, Inc. * 8,916 56,349
Stagwell, Inc.
, Class A
* 52,500 378,525
434,874
Metals & Mining 2 .7%
Alpha Metallurgical Resources,
Inc. 2,966 487,492
ATI, Inc. *(a) 36,995 1,636,289
Commercial Metals Co. 13,308 700,799
MP Materials Corp. *(a) 5,974 136,685
Olympic Steel, Inc. (a) 14,164 694,036
Ryerson Holding Corp. (a) 36,825 1,597,469
Schnitzer Steel Industries, Inc.
,
Class A
44,309 1,328,827
SunCoke Energy, Inc. 122,906 967,270
Warrior Met Coal, Inc. 43,363 1,688,988
9,237,855
Office REITs 0 .7%
Equity Commonwealth 117,432 2,379,172
Oil, Gas & Consumable Fuels 3 .5%
California Resources Corp. 55,720 2,523,558
Centrus Energy Corp.
, Class A
* 5,140 167,358
CONSOL Energy, Inc. 11,228 761,371
DHT Holdings, Inc. 54,734 466,881
Dorian LPG Ltd. 50,320 1,290,708
Gulfport Energy Corp. * 7,372 774,576
Matador Resources Co. (a) 33,815 1,769,201
PBF Energy, Inc.
, Class A
14,388 589,045
PDC Energy, Inc. 8,797 625,819
REX American Resources Corp. * 22,326 777,168
SM Energy Co. 22,900 724,327
World Kinect Corp. 83,327 1,723,202
12,193,214
Paper & Forest Products 0 .2%
Clearwater Paper Corp. * 24,956 781,622
Passenger Airlines 0 .3%
Hawaiian Holdings, Inc. * 81,251 875,073
Personal Care Products 1 .4%
Edgewell Personal Care Co. 42,356 1,749,726
elf Beauty, Inc. *(a) 26,484 3,025,268
Nature's Sunshine Products, Inc. * 6,626 90,445
4,865,439
Pharmaceuticals 0 .8%
ANI Pharmaceuticals, Inc. *(a) 6,741 362,867
Atea Pharmaceuticals, Inc. * 25,852 96,686
Athira Pharma, Inc. * 4,310 12,715
Cara Therapeutics, Inc. * 116,184 328,801
Intra-Cellular Therapies, Inc. * 19,286 1,221,189
Nektar Therapeutics
, Class A
* 391,929 225,438
NGM Biopharmaceuticals, Inc. * 71,376 184,864
Nuvation Bio, Inc. * 12,779 23,002
Revance Therapeutics, Inc. *(a) 9,399 237,889
Tarsus Pharmaceuticals, Inc. *(a) 12,280 221,900
2,915,351
Professional Services 1 .6%
Barrett Business Services, Inc. 6,809 593,745
Conduent, Inc. * 176,328 599,515
ExlService Holdings, Inc. *(a) 5,964 900,922
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services
Heidrick & Struggles International,
Inc. 14,394 381,009
KBR, Inc. 24,056 1,565,083
Kelly Services, Inc.
, Class A
20,047 353,028
Mistras Group, Inc. * 4,421 34,130
Resources Connection, Inc. 19,811 311,231
TrueBlue, Inc. * 50,107 887,395
5,626,058
Real Estate Management & Development 0 .5%
Douglas Elliman, Inc. 67,020 148,784
Forestar Group, Inc. * 21,010 473,776
Opendoor Technologies, Inc. *(a) 145,094 583,278
Zillow Group, Inc.
, Class A
* 7,829 385,187
1,591,025
Semiconductors & Semiconductor Equipment 3 .2%
Axcelis Technologies, Inc. * 10,051 1,842,650
Cirrus Logic, Inc. *(a) 13,861 1,122,880
Diodes, Inc. * 11,824 1,093,602
Impinj, Inc. *(a) 7,192 644,763
Lattice Semiconductor Corp. *(a) 27,416 2,633,854
MACOM Technology Solutions
Holdings, Inc. *(a) 11,562 757,658
Power Integrations, Inc. 10,592 1,002,745
Rambus, Inc. * 23,629 1,516,273
Silicon Laboratories, Inc. * 4,115 649,100
11,263,525
Software 6 .1%
Adeia, Inc. 108,459 1,194,134
Altair Engineering, Inc.
, Class A
*(a) 17,178 1,302,780
Braze, Inc.
, Class A
*(a) 10,326 452,176
CCC Intelligent Solutions
Holdings, Inc. * 59,228 663,946
Cerence, Inc. * 60,410 1,765,784
Confluent, Inc.
, Class A
*(a) 27,772 980,629
Consensus Cloud Solutions, Inc. * 1,720 53,320
CyberArk Software Ltd. * 9,745 1,523,436
DoubleVerify Holdings, Inc. *(a) 17,887 696,162
Dropbox, Inc.
, Class A
*(a) 68,812 1,835,216
EverCommerce, Inc. * 33,550 397,232
Gitlab, Inc.
, Class A
*(a) 25,876 1,322,522
Informatica, Inc.
, Class A
*(a) 37,970 702,445
LiveRamp Holdings, Inc. * 28,500 813,960
Manhattan Associates, Inc. * 9,260 1,850,889
Monday.com Ltd. *(a) 2,748 470,513
Nutanix, Inc.
, Class A
* 59,383 1,665,693
ON24, Inc. 11,500 93,380
Samsara, Inc.
, Class A
* 31,513 873,225
SecureWorks Corp.
, Class A
* 15,295 110,583
SolarWinds Corp. * 69,128 709,253
Sprout Social, Inc.
, Class A
*(a) 20,739 957,312
Upland Software, Inc. * 55,745 200,682
Xperi, Inc. * 45,914 603,769
21,239,041
Specialty Retail 1 .6%
1-800-Flowers.com, Inc.
, Class A
*(a) 80,609 628,750
Aaron's Co., Inc. (The) 55,911 790,582

66 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Abercrombie & Fitch Co.
, Class A
* 26,689 1,005,642
Barnes & Noble Education, Inc. * 19,069 24,027
Duluth Holdings, Inc.
, Class B
* 6,100 38,308
Genesco, Inc. * 6,659 166,741
Lands' End, Inc. * 29,597 229,673
National Vision Holdings, Inc. * 77,123 1,873,317
Savers Value Village, Inc. * 11,900 282,030
Stitch Fix, Inc.
, Class A
* 79,521 306,156
Tilly's, Inc.
, Class A
* 21,742 152,411
5,497,637
Technology Hardware, Storage & Peripherals 0 .9%
Avid Technology, Inc. * 23,173 590,912
Quantum Corp. * 18,942 20,457
Turtle Beach Corp. * 8,250 96,113
Xerox Holdings Corp. 173,634 2,585,410
3,292,892
Textiles, Apparel & Luxury Goods 1 .2%
Crocs, Inc. * 8,720 980,477
Deckers Outdoor Corp. * 2,443 1,289,073
G-III Apparel Group Ltd. * 69,234 1,334,139
Movado Group, Inc. 8,325 223,360
Unifi, Inc. * 19,221 155,113
Vera Bradley, Inc. * 34,120 218,027
4,200,189
Tobacco 0 .3%
Vector Group Ltd. 70,175 898,942
Trading Companies & Distributors 2 .5%
Applied Industrial Technologies,
Inc. 7,492 1,085,066
Boise Cascade Co. 40,547 3,663,421
DXP Enterprises, Inc. * 2,380 86,656
Global Industrial Co. 7,080 196,612
GMS, Inc. * 8,930 617,956
H&E Equipment Services, Inc. 34,324 1,570,323
NOW, Inc. * 153,033 1,585,422
8,805,456
Wireless Telecommunication Services 0 .4%
Spok Holdings, Inc. 24,723 328,569
United States Cellular Corp. * 56,636 998,492
1,327,061
332,686,494
Total Common Stocks
(cost $316,826,415) 344,060,067
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 7 .5%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$5,002,109, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$7,198,894, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $7,339,771.(b)
(c) 7,195,854 7,195,854
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$5,002,105, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052; total
market value $5,102,147.(b)
(c) 5,000,000 5,000,000
Credit Suisse AG, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$850,359, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052; total
market value $867,366.(b)(c) 850,000 850,000
Pershing LLC, 5.08%, dated
6/30/2023, due 7/3/2023,
repurchase price $8,003,387,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/16/2023 - 2/20/2073; total
market value $8,160,000.(b)
(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $26,045,854) 26,045,854
Total Investments
(cost $342,884,344) — 106.2% 370,105,921
Liabilities in excess of other assets — (6.2)% (21,560,370)
NET ASSETS — 100.0%
$ 348,545,551
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.

NVIT Multi-Manager Small Company Fund - June 30, 2023 (Unaudited) - Statement of Investments - 67
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $51,896,848, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,045,854 and by $26,659,376 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $52,705,230.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $26,045,854.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Real Estate Fund
Common Stocks 99 .2%
Shares Value ($)
Construction & Engineering 1 .1%
WillScot Mobile Mini Holdings
Corp.* 48,861 2,335,067
Diversified REITs 2 .3%
Empire State Realty Trust,
Inc., Class A 652,369 4,886,244
Health Care Providers & Services 1 .5%
HCA Healthcare, Inc. 10,248 3,110,063
Health Care REITs 10 .7%
CareTrust REIT, Inc. 266,021 5,283,177
Ventas, Inc. 120,436 5,693,010
Welltower, Inc. 145,226 11,747,331
22,723,518
Hotel & Resort REITs 2 .1%
Ryman Hospitality Properties,
Inc. 48,165 4,475,492
Hotels, Restaurants & Leisure 2 .6%
Hyatt Hotels Corp., Class A 29,130 3,337,715
Wynn Resorts Ltd. 20,275 2,141,243
5,478,958
Household Durables 0 .5%
Lennar Corp., Class A 8,743 1,095,585
Industrial REITs 17 .3%
EastGroup Properties, Inc. 37,921 6,583,086
Plymouth Industrial REIT, Inc. 175,459 4,039,066
Prologis, Inc. 212,929 26,111,483
36,733,635
Office REITs 0 .9%
Corporate Office Properties
Trust 85,029 2,019,439
Real Estate Management & Development 2 .2%
CBRE Group, Inc., Class A* 24,842 2,004,998
Corp. Inmobiliaria Vesta SAB
de CV, ADR-MX* 85,399 2,751,556
4,756,554
Residential REITs 18 .8%
American Homes 4 Rent,
Class A 183,453 6,503,409
Common Stocks
Shares Value ($)
Residential REITs
Apartment Income REIT Corp.,
Class A 68,128 2,458,739
AvalonBay Communities, Inc. 55,630 10,529,090
Independence Realty Trust,
Inc. 129,111 2,352,402
Sun Communities, Inc. 41,073 5,358,384
UDR, Inc. 204,045 8,765,773
Veris Residential, Inc.* 255,578 4,102,027
40,069,824
Retail REITs 13 .9%
Agree Realty Corp. 71,760 4,692,387
Brixmor Property Group, Inc. 336,340 7,399,480
Getty Realty Corp. 138,816 4,694,757
Phillips Edison & Co., Inc. 115,848 3,948,100
Simon Property Group, Inc. 42,763 4,938,271
Tanger Factory Outlet Centers,
Inc. 175,860 3,881,230
29,554,225
Specialized REITs 25 .3%
American Tower Corp. 15,364 2,979,694
CubeSmart 93,197 4,162,178
EPR Properties 56,949 2,665,213
Equinix, Inc. 24,013 18,824,751
Iron Mountain, Inc. 64,880 3,686,482
Life Storage, Inc. 14,587 1,939,488
Public Storage 40,629 11,858,792
VICI Properties, Inc., Class A 249,284 7,834,996
53,951,594
Total Investments
(cost $177,034,559) — 99.2% 211,190,198
Other assets in excess of liabilities — 0.8% 1,611,429
NET ASSETS — 100.0%
$ 212,801,627
* Denotes a non-income producing security.
ADR American Depositary Receipt
MX Mexico
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

70 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 451,818,761
Repurchase agreements, at value 43,136,970
Cash 7,316,205
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 183,317
Security lending income receivable 9,718
Receivable for investments sold —
Receivable for capital shares issued 51,443
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 7,988
Prepaid expenses 2,090
Total Assets 502,526,492
Liabilities:
Payable for investments purchased 967,750
Payable for capital shares redeemed 95,729
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 43,136,970
Accrued expenses and other payables:
Investment advisory fees 264,530
Fund administration fees 19,732
Distribution fees 23,879
Administrative servicing fees 28,133
Accounting and transfer agent fees 228
Trustee fees 188
Custodian fees 13,035
Compliance program costs (Note 3) 508
Professional fees 16,509
Printing fees 89,280
Other 6,086
Total Liabilities 44,662,557
Net Assets $ 457,863,935
* Includes value of securities on loan (Note 2) 113,631,966
Cost of investment securities 374,393,120
Cost of repurchase agreements 43,136,970
Cost of foreign currencies —
Represented by:
Capital $ 435,566,414
Total distributable earnings (loss) 22,297,521
Net Assets $ 457,863,935

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 71
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 645,749,600 $ 492,386,942 $ 100,665,746 $ 222,198,403 $ 277,169,120
18,706,714 2,932,440 — — 23,690,959
16,397,302 24,728,178 2,290,322 1,526,876 10,064,703
683,687 — — — —
— 452 — — —
733,793 496,090 71,784 180,312 72,279
2,542 3,390 — — 3,230
— 633,045 — 468,377 709,214
51,329 53,580 — — 387,995
— 283,505 — 2,318 —
— — — — 1,916,742
160,125 — — — —
— — — — 114,312
— 18,473 772 — 13,812
3,323 2,627 504 1,057 1,209
682,488,415 521,538,722 103,029,128 224,377,343 314,143,575
— 1,555,962 — 391,572 25,708
144,200 824,163 60,046 133,584 55,171
— — — — 2,057,606
18,706,714 2,932,440 — — 23,690,959
314,328 263,714 49,371 97,558 145,979
25,066 20,975 10,904 13,896 14,948
21,501 88,996 6,910 9,811 37,070
95,267 64,597 8,983 21,278 34,009
263 450 384 96 100
370 236 89 75 7
9,333 5,200 1,787 3,863 2,341
737 549 115 234 285
17,729 18,684 15,303 15,695 17,677
72,375 43,514 58,389 23,071 43,120
4,353 189 1,302 1,496 30,659
19,412,236 5,819,669 213,583 712,229 26,155,639
$ 663,076,179 $ 515,719,053 $ 102,815,545 $ 223,665,114 $ 287,987,936
33,161,438 31,902,224 — — 34,967,103
476,475,254 438,568,760 88,398,558 190,565,757 215,166,761
18,706,714 2,932,440 — — 23,690,959
— 470 — — —
$ 410,887,671 $ 410,055,068 $ 66,278,231 $ 102,975,340 $ 180,180,489
252,188,508 105,663,985 36,537,314 120,689,774 107,807,447
$ 663,076,179 $ 515,719,053 $ 102,815,545 $ 223,665,114 $ 287,987,936

72 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 338,718,553
Class II Shares 119,145,382
Class IV Shares —
Total $ 457,863,935
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 55,183,709
Class II Shares 22,441,091
Class IV Shares —
Total 77,624,800
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 6 .14
Class II Shares $ 5 .31
Class IV Shares $ —

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 73
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 415,673,055 $ 56,425,666 $ 6,987,487 $ 174,621,418 $ 95,780,885
105,982,554 441,205,135 95,828,058 49,043,696 192,207,051
141,420,570 18,088,252 — — —
$ 663,076,179 $ 515,719,053 $ 102,815,545 $ 223,665,114 $ 287,987,936
18,153,297 2,753,668 553,360 14,117,874 11,296,052
4,662,342 21,807,004 7,599,343 4,048,705 23,717,821
6,182,189 882,254 — — —
28,997,828 25,442,926 8,152,703 18,166,579 35,013,873
$ 22 .90 $ 20 .49 $ 12 .63 $ 12 .37 $ 8 .48
$ 22 .73 $ 20 .23 $ 12 .61 $ 12 .11 $ 8 .10
$ 22 .88 $ 20 .50 $ — $ — $ —

74 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Mid Cap Value Fund
Assets:
Investment securities, at value
*
$ 331,361,503
Repurchase agreements, at value 10,245,991
Cash 9,333,205
Foreign currencies, at value 358,362
Interest and dividends receivable 451,296
Security lending income receivable 6,076
Receivable for investments sold 1,177,862
Receivable for capital shares issued 49,130
Reclaims receivable 10,342
Unrealized appreciation on forward foreign currency contracts (Note 2) 4,835
Due from custodian 6,906
Receivable for reimbursement from investment adviser (Note 3) 10,403
Prepaid expenses 1,687
Total Assets 353,017,598
Liabilities:
Payable for investments purchased 1,275,697
Payable for capital shares redeemed 421,689
Unrealized depreciation on forward foreign currency contracts (Note 2) 632
Payable upon return of securities loaned (Note 2) 10,245,991
Accrued expenses and other payables:
Investment advisory fees 197,051
Fund administration fees 18,545
Distribution fees 63,326
Administrative servicing fees 11,242
Accounting and transfer agent fees 449
Trustee fees 214
Custodian fees 4,110
Compliance program costs (Note 3) 373
Professional fees 16,272
Printing fees 55,331
Other 6,826
Total Liabilities 12,317,748
Net Assets $ 340,699,850
* Includes value of securities on loan (Note 2) 51,263,633
Cost of investment securities 304,503,965
Cost of repurchase agreements 10,245,991
Cost of foreign currencies 354,436
Represented by:
Capital $ 271,217,495
Total distributable earnings (loss) 69,482,355
Net Assets $ 340,699,850

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 75
NVIT Multi-Manager
Small Cap Growth
Fund
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
$ 125,495,974 $ 198,052,336 $ 344,060,067 $ 211,190,198
11,833,997 11,204,640 26,045,854 —
2,556,046 3,592,743 5,502,141 1,532,251
— — — —
41,258 108,101 245,437 748,352
4,144 3,330 6,741 —
948,180 3,307,988 1,998,079 5,627,953
609,765 63,571 89,561 13,734
— — — —
— — — —
— — — —
1,045 8,827 — —
575 1,016 1,826 1,052
141,490,984 216,342,552 377,949,706 219,113,540
1,514,735 945,572 2,659,073 5,831,242
84,626 181,064 252,813 267,875
— — — —
11,833,997 11,204,640 26,045,854 —
85,038 143,582 231,879 104,497
12,208 14,314 18,213 14,347
11,125 9,933 14,774 15,458
17,842 31,999 48,493 27,213
92 131 213 123
46 93 225 208
2,218 2,652 4,527 2,501
137 224 386 242
15,611 16,091 16,645 15,882
33,288 42,294 109,671 30,441
2,382 3,565 1,389 1,884
13,613,345 12,596,154 29,404,155 6,311,913
$ 127,877,639 $ 203,746,398 $ 348,545,551 $ 212,801,627
33,786,903 25,976,459 51,896,848 —
98,122,194 187,751,600 316,838,490 177,034,559
11,833,997 11,204,640 26,045,854 —
— — — —
$ 109,789,714 $ 182,027,238 $ 318,095,895 $ 180,713,740
18,087,925 21,719,160 30,449,656 32,087,887
$ 127,877,639 $ 203,746,398 $ 348,545,551 $ 212,801,627

76 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Mid Cap Value Fund
Net Assets:
Class I Shares $ 25,925,590
Class II Shares 314,774,260
Class IV Shares —
Total $ 340,699,850
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,975,747
Class II Shares 35,849,815
Class IV Shares —
Total 38,825,562
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .71
Class II Shares $ 8 .78
Class IV Shares $ —

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 77
NVIT Multi-Manager
Small Cap Growth
Fund
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
$ 71,756,810 $ 134,474,219 $ 252,591,414 $ 136,977,626
56,120,829 48,697,308 74,288,124 75,824,001
— 20,574,871 21,666,013 —
$ 127,877,639 $ 203,746,398 $ 348,545,551 $ 212,801,627
5,419,791 14,978,081 15,076,337 18,970,660
5,064,636 5,774,927 5,026,302 10,662,512
— 2,292,327 1,295,466 —
10,484,427 23,045,335 21,398,105 29,633,172
$ 13 .24 $ 8 .98 $ 16 .75 $ 7 .22
$ 11 .08 $ 8 .43 $ 14 .78 $ 7 .11
$ — $ 8 .98 $ 16 .72 $ —

78 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 738,620
Interest income 296,368
Income from securities lending (Note 2) 56,197
Foreign tax withholding (13,413)
Total Income 1,077,772
EXPENSES:
Investment advisory fees 1,620,296
Fund administration fees 79,408
Distribution fees Class II Shares 142,177
Administrative servicing fees Class I Shares 111,693
Administrative servicing fees Class II Shares 39,810
Administrative servicing fees Class IV Shares —
Professional fees 21,826
Printing fees 8,367
Trustee fees 7,695
Custodian fees 4,460
Accounting and transfer agent fees 1,687
Compliance program costs (Note 3) 936
Other 4,725
Total expenses before fees waived and expenses reimbursed 2,043,080
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (62,764)
Expenses reimbursed by adviser (Note 3) (59,354)
Net Expenses 1,920,962
NET INVESTMENT INCOME/(LOSS) (843,190)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (13,395,770)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (13,395,770)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 86,089,694
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 86,089,694
Net realized/unrealized gains (losses) 72,693,924
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 71,850,734

Equity Funds (II) - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 79
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 6,857,907 $ 6,813,218 $ 616,697 $ 1,318,199 $ 944,683
301,306 527,233 60,615 33,874 152,301
24,438 17,009 — — 13,556
— (159,338) — (5,260) —
7,183,651 7,198,122 677,312 1,346,813 1,110,540
1,914,638 1,590,481 322,259 630,278 809,090
108,267 88,763 37,383 51,433 56,066
130,711 536,488 115,640 57,416 204,791
308,707 41,281 4,984 123,120 63,920
78,427 321,894 23,128 — 122,875
103,973 13,308 — — —
26,174 25,170 16,015 18,007 20,267
14,643 10,122 8,124 8,951 8,883
11,609 8,825 1,743 3,696 4,369
8,974 7,645 1,691 3,651 5,992
2,426 5,632 4,368 849 982
1,432 1,093 215 454 532
6,546 5,212 1,057 2,334 964
2,716,527 2,655,914 536,607 900,189 1,298,731
— — (74,010) — —
— — (24,790) (41,240) —
— (110,557) (5,831) — (84,286)
2,716,527 2,545,357 431,976 858,949 1,214,445
4,467,124 4,652,765 245,336 487,864 (103,905)
12,192,415 10,187,373 12,726,250 72,761,154 10,195,581
1,422,831 — — — —
— 4,610 — — —
— — — — 6,647,265
13,615,246 10,191,983 12,726,250 72,761,154 16,842,846
8,023,807 14,951,073 (1,929,940) (49,118,583) 33,046,524
139,903 — — — —
— 2,726 — — —
— — — — (425,962)
8,163,710 14,953,799 (1,929,940) (49,118,583) 32,620,562
21,778,956 25,145,782 10,796,310 23,642,571 49,463,408
$ 26,246,080 $ 29,798,547 $ 11,041,646 $ 24,130,435 $ 49,359,503

80 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income $ 3,975,837
Interest income 233,250
Income from securities lending (Note 2) 33,379
Foreign tax withholding (33,152)
Total Income 4,209,314
EXPENSES:
Investment advisory fees 1,281,356
Fund administration fees 73,431
Distribution fees Class II Shares 396,994
Administrative servicing fees Class I Shares 20,545
Administrative servicing fees Class II Shares 15,881
Administrative servicing fees Class IV Shares —
Professional fees 20,692
Printing fees 20,237
Trustee fees 6,084
Custodian fees 5,195
Accounting and transfer agent fees 5,225
Compliance program costs (Note 3) 746
Other 1,941
Total expenses before fees waived and expenses reimbursed 1,848,327
Investment advisory fees waived (Note 3) (51,775)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (64,385)
Net Expenses 1,732,167
NET INVESTMENT INCOME/(LOSS) 2,477,147
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (983,141)
Settlement of forward foreign currency contracts (Note 2) (122,878)
Foreign currency transactions (Note 2) (2,003)
Net realized gains (losses) (1,108,022)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 9,923,482
Forward foreign currency contracts (Note 2) 42,546
Translation of assets and liabilities denominated in foreign currencies (Note 2) 3,109
Net change in unrealized appreciation/depreciation 9,969,137
Net realized/unrealized gains (losses) 8,861,115
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 11,338,262

Equity Funds (II) - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 81
NVIT Multi-Manager
Small Cap Growth
Fund
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
$ 346,480 $ 1,512,943 $ 2,850,276 $ 3,604,624
59,711 91,413 111,106 59,128
21,602 32,045 40,533 —
— (2,970) (5,600) —
427,793 1,633,431 2,996,315 3,663,752
501,122 884,211 1,485,693 747,715
42,447 53,188 71,655 51,628
65,920 62,202 86,448 95,706
49,958 99,931 192,569 102,801
39,552 37,321 51,869 57,424
— 15,205 16,153 —
16,585 18,292 21,235 17,983
1,926 10,030 2,799 11,222
2,110 3,634 6,213 3,816
1,946 3,372 5,730 4,157
637 959 1,499 893
256 439 749 472
1,084 1,541 3,755 2,485
723,543 1,190,325 1,946,367 1,096,302
— — (39,955) (24,987)
— — — (75,306)
(6,711) (50,260) — —
716,832 1,140,065 1,906,412 996,009
(289,039) 493,366 1,089,903 2,667,743
4,038,125 1,560,620 1,002,812 (7,837,189)
— — — —
— — — —
4,038,125 1,560,620 1,002,812 (7,837,189)
11,283,119 9,789,881 10,615,743 16,841,406
— — — —
— — — —
11,283,119 9,789,881 10,615,743 16,841,406
15,321,244 11,350,501 11,618,555 9,004,217
$ 15,032,205 $ 11,843,867 $ 12,708,458 $ 11,671,960

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (843,190) $ (3,074,633)
Net realized gains (losses) (13,395,770) (38,383,964)
Net change in unrealized appreciation/depreciation 86,089,694 (217,059,700)
Change in net assets resulting from operations 71,850,734 (258,518,297)
Distributions to Shareholders From:
Distributable earnings:
Class I — (93,427,135)
Class II — (37,834,260)
Class IV — —
Change in net assets from shareholder distributions — (131,261,395)
Change in net assets from capital transactions (19,923,100) 102,931,811
Change in net assets 51,927,634 (286,847,881)
Net Assets:
Beginning of period 405,936,301 692,784,182
End of period $ 457,863,935 $ 405,936,301
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,519,557 $ 7,747,494
Dividends reinvested — 93,427,135
Cost of shares redeemed (15,298,192) (39,214,653)
Total Class I Shares (13,778,635) 61,959,976
Class II Shares
Proceeds from shares issued 12,408,423 32,409,729
Dividends reinvested — 37,834,260
Cost of shares redeemed (18,552,888) (29,272,154)
Total Class II Shares (6,144,465) 40,971,835
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (19,923,100) $ 102,931,811

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 83
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 4,467,124 $ 7,773,877 $ 4,652,765 $ 7,457,784
13,615,246 63,764,875 10,191,983 41,815,906
8,163,710 (138,605,275) 14,953,799 (70,685,183)
26,246,080 (67,066,523) 29,798,547 (21,411,493)
— (50,078,963) — (6,474,172)
— (12,500,064) — (49,987,679)
— (16,513,314) — (2,148,858)
— (79,092,341) — (58,610,709)
(25,131,411) 16,407,243 (21,664,454) 47,150,229
1,114,669 (129,751,621) 8,134,093 (32,871,973)
661,961,510 791,713,131 507,584,960 540,456,933
$ 663,076,179 $ 661,961,510 $ 515,719,053 $ 507,584,960
$ 2,768,051 $ 5,805,123 $ 2,403,024 $ 7,486,661
— 50,078,963 — 6,474,172
(20,663,601) (48,699,908) (3,962,833) (9,610,799)
(17,895,550) 7,184,178 (1,559,809) 4,350,034
2,828,236 7,228,701 10,864,830 42,679,191
— 12,500,064 — 49,987,679
(6,560,902) (19,112,816) (30,314,129) (50,490,337)
(3,732,666) 615,949 (19,449,299) 42,176,533
1,109,424 963,282 178,093 764,131
— 16,513,314 — 2,148,858
(4,612,619) (8,869,480) (833,439) (2,289,327)
(3,503,195) 8,607,116 (655,346) 623,662
$ (25,131,411) $ 16,407,243 $ (21,664,454) $ 47,150,229

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 265,610 1,104,528
Reinvested — 16,448,439
Redeemed (2,679,578) (5,296,111)
Total Class I Shares (2,413,968) 12,256,856
Class II Shares
Issued 2,553,948 4,619,150
Reinvested — 7,689,890
Redeemed (3,732,288) (4,791,304)
Total Class II Shares (1,178,340) 7,517,736
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (3,592,308) 19,774,592

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 85
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
123,865 249,954 121,268 344,140
— 2,297,396 — 337,169
(923,816) (2,052,377) (199,490) (447,008)
(799,951) 494,973 (78,222) 234,301
128,075 302,429 558,370 2,014,476
— 578,277 — 2,638,358
(295,799) (792,044) (1,542,527) (2,299,334)
(167,724) 88,662 (984,157) 2,353,500
49,363 39,568 9,030 34,796
— 758,218 — 111,854
(206,444) (372,073) (42,106) (109,215)
(157,081) 425,713 (33,076) 37,435
(1,124,756) 1,009,348 (1,095,455) 2,625,236

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Calvert Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 245,336 $ 534,339
Net realized gains 12,726,250 11,305,747
Net change in unrealized appreciation/depreciation (1,929,940) (42,768,503)
Change in net assets resulting from operations 11,041,646 (30,928,417)
Distributions to Shareholders From:
Distributable earnings:
Class I — (526,004)
Class II — (7,284,243)
Change in net assets from shareholder distributions — (7,810,247)
Change in net assets from capital transactions (4,340,115) (7,490,387)
Change in net assets 6,701,531 (46,229,051)
Net Assets:
Beginning of period 96,114,014 142,343,065
End of period $ 102,815,545 $ 96,114,014
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 210,350 $ 1,292,749
Dividends reinvested — 526,004
Cost of shares redeemed (539,641) (1,923,317)
Total Class I Shares (329,291) (104,564)
Class II Shares
Proceeds from shares issued 1,748,202 6,704,843
Dividends reinvested — 7,284,243
Cost of shares redeemed (5,759,026) (21,374,909)
Total Class II Shares (4,010,824) (7,385,823)
Change in net assets from capital transactions $ (4,340,115) $ (7,490,387)
SHARE TRANSACTIONS:
Class I Shares
Issued 17,405 91,090
Reinvested — 43,867
Redeemed (45,516) (145,804)
Total Class I Shares (28,111) (10,847)
Class II Shares
Issued 152,445 496,319
Reinvested — 608,443
Redeemed (481,645) (1,583,443)
Total Class II Shares (329,200) (478,681)
Total change in shares (357,311) (489,528)

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 87
NVIT Jacobs Levy Large Cap Core Fund NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 487,864 $ 881,824 $ (103,905) $ (339,609)
72,761,154 15,844,372 16,842,846 29,155,573
(49,118,583) (62,710,827) 32,620,562 (64,455,948)
24,130,435 (45,984,631) 49,359,503 (35,639,984)
— (20,140,653) — (20,307,536)
— (5,756,227) — (38,073,479)
— (25,896,880) — (58,381,015)
(9,017,956) 6,829,393 10,378,746 40,419,417
15,112,479 (65,052,118) 59,738,249 (53,601,582)
208,552,635 273,604,753 228,249,687 281,851,269
$ 223,665,114 $ 208,552,635 $ 287,987,936 $ 228,249,687
$ 417,956 $ 1,918,661 $ 7,877,182 $ 12,166,422
— 20,140,653 — 20,307,536
(7,622,568) (19,063,272) (8,240,416) (15,366,352)
(7,204,612) 2,996,042 (363,234) 17,107,606
1,034,421 6,182,977 28,096,550 74,571,206
— 5,756,227 — 38,073,479
(2,847,765) (8,105,853) (17,354,570) (89,332,874)
(1,813,344) 3,833,351 10,741,980 23,311,811
$ (9,017,956) $ 6,829,393 $ 10,378,746 $ 40,419,417
36,818 147,353 1,009,187 1,313,924
— 1,830,565 — 2,774,164
(664,838) (1,515,893) (1,075,880) (1,696,399)
(628,020) 462,025 (66,693) 2,391,689
91,687 485,590 3,749,937 8,213,960
— 534,003 — 5,446,806
(253,910) (656,304) (2,360,285) (9,908,080)
(162,223) 363,289 1,389,652 3,752,686
(790,243) 825,314 1,322,959 6,144,375

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Mid Cap Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 2,477,147 $ 4,767,067
Net realized gains (losses) (1,108,022) 50,758,459
Net change in unrealized appreciation/depreciation 9,969,137 (65,683,569)
Change in net assets resulting from operations 11,338,262 (10,158,043)
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,167,849)
Class II — (29,201,294)
Class IV — —
Change in net assets from shareholder distributions — (31,369,143)
Change in net assets from capital transactions (20,810,938) 8,614,270
Change in net assets (9,472,676) (32,912,916)
Net Assets:
Beginning of period 350,172,526 383,085,442
End of period $ 340,699,850 $ 350,172,526
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,854,146 $ 7,974,468
Dividends reinvested — 2,167,849
Cost of shares redeemed (4,390,598) (5,643,478)
Total Class I Shares 463,548 4,498,839
Class II Shares
Proceeds from shares issued 2,763,943 19,845,287
Dividends reinvested — 29,201,294
Cost of shares redeemed (24,038,429) (44,931,150)
Total Class II Shares (21,274,486) 4,115,431
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (20,810,938) $ 8,614,270

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 89
NVIT Multi-Manager Small Cap Growth Fund NVIT Multi-Manager Small Cap Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ (289,039) $ (745,457) $ 493,366 $ 643,007
4,038,125 (11,923,334) 1,560,620 10,073,323
11,283,119 (37,425,809) 9,789,881 (41,790,125)
15,032,205 (50,094,600) 11,843,867 (31,073,795)
— (10,821,466) — (21,659,659)
— (10,103,504) — (8,451,760)
— — — (3,307,206)
— (20,924,970) — (33,418,625)
(1,568,699) 22,120,620 (9,322,856) 15,325,024
13,463,506 (48,898,950) 2,521,011 (49,167,396)
114,414,133 163,313,083 201,225,387 250,392,783
$ 127,877,639 $ 114,414,133 $ 203,746,398 $ 201,225,387
$ 3,868,043 $ 10,726,747 $ 3,044,274 $ 6,294,396
— 10,821,466 — 21,659,659
(5,285,859) (13,569,550) (8,132,323) (19,322,044)
(1,417,816) 7,978,663 (5,088,049) 8,632,011
6,025,482 20,718,431 4,034,727 8,353,566
— 10,103,504 — 8,451,760
(6,176,365) (16,679,978) (7,773,727) (11,697,913)
(150,883) 14,141,957 (3,739,000) 5,107,413
— — 169,316 349,933
— — — 3,307,206
— — (665,123) (2,071,539)
— — (495,807) 1,585,600
$ (1,568,699) $ 22,120,620 $ (9,322,856) $ 15,325,024

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Mid Cap Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 573,642 876,058
Reinvested — 257,641
Redeemed (511,979) (624,700)
Total Class I Shares 61,663 508,999
Class II Shares
Issued 321,637 2,243,313
Reinvested — 3,446,325
Redeemed (2,792,757) (4,913,901)
Total Class II Shares (2,471,120) 775,737
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (2,409,457) 1,284,736

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 91
NVIT Multi-Manager Small Cap Growth Fund NVIT Multi-Manager Small Cap Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
311,472 721,388 343,840 648,742
— 874,815 — 2,523,799
(426,958) (916,642) (913,534) (1,894,234)
(115,486) 679,561 (569,694) 1,278,307
584,832 1,611,651 481,408 876,515
— 974,301 — 1,048,497
(600,809) (1,394,746) (948,443) (1,182,971)
(15,977) 1,191,206 (467,035) 742,041
— — 19,296 38,988
— — — 385,358
— — (75,155) (212,148)
— — (55,859) 212,198
(131,463) 1,870,767 (1,092,588) 2,232,546

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 1,089,903 $ 1,651,701
Net realized gains (losses) 1,002,812 1,491,068
Net change in unrealized appreciation/depreciation 10,615,743 (88,149,037)
Change in net assets resulting from operations 12,708,458 (85,006,268)
Distributions to Shareholders From:
Distributable earnings:
Class I — (64,116,253)
Class II — (17,737,470)
Class IV — (5,335,783)
Change in net assets from shareholder distributions — (87,189,506)
Change in net assets from capital transactions (16,090,261) 66,903,485
Change in net assets (3,381,803) (105,292,289)
Net Assets:
Beginning of period 351,927,354 457,219,643
End of period $ 348,545,551 $ 351,927,354
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,441,119 $ 17,705,879
Dividends reinvested — 64,116,253
Cost of shares redeemed (23,559,338) (42,262,327)
Total Class I Shares (18,118,219) 39,559,805
Class II Shares
Proceeds from shares issued 9,762,547 20,590,430
Dividends reinvested — 17,737,470
Cost of shares redeemed (6,883,918) (15,185,787)
Total Class II Shares 2,878,629 23,142,113
Class IV Shares
Proceeds from shares issued 757,152 2,109,236
Dividends reinvested — 5,335,783
Cost of shares redeemed (1,607,823) (3,243,452)
Total Class IV Shares (850,671) 4,201,567
Change in net assets from capital transactions $ (16,090,261) $ 66,903,485

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 93
NVIT Real Estate Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 2,667,743 $ 4,386,195
(7,837,189) 3,872,659
16,841,406 (98,541,872)
11,671,960 (90,283,018)
— (14,133,959)
— (7,816,963)
— —
— (21,950,922)
(11,468,906) 3,277,450
203,054 (108,956,490)
212,598,573 321,555,063
$ 212,801,627 $ 212,598,573
$ 2,657,869 $ 11,162,115
— 14,133,959
(9,408,948) (21,510,762)
(6,751,079) 3,785,312
4,326,033 16,797,020
— 7,816,963
(9,043,860) (25,121,845)
(4,717,827) (507,862)
— —
— —
— —
— —
$ (11,468,906) $ 3,277,450

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 329,310 817,994
Reinvested — 3,839,572
Redeemed (1,439,415) (2,021,796)
Total Class I Shares (1,110,105) 2,635,770
Class II Shares
Issued 682,273 1,114,812
Reinvested — 1,203,396
Redeemed (464,702) (826,683)
Total Class II Shares 217,571 1,491,525
Class IV Shares
Issued 44,799 103,926
Reinvested — 320,106
Redeemed (98,794) (166,394)
Total Class IV Shares (53,995) 257,638
Total change in shares (946,529) 4,384,933

Equity Funds (II) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 95
NVIT Real Estate Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
377,856 1,326,505
— 1,863,960
(1,338,130) (2,484,382)
(960,274) 706,083
637,775 1,859,467
— 1,046,038
(1,303,981) (2,982,040)
(666,206) (76,535)
— —
— —
— —
— —
(1,626,480) 629,548

96 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 5.20 $ (0.01) $ 0.95 $ 0.94 $ — $ — $ — $ 6.14 18.08% $ 338,719 0.82% (0.32)% 0.88% 22.79%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
12/31/2019 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) 9.91 37.25% 415,069 0.85% (0.37)% 0.88% 60.07%
12/31/2018 12.30 (0.03) (0.36) (0.39) — (2.36) (2.36) 9.55 (6.85)% 336,981 0.85% (0.28)% 0.88% 51.56%
Class II Shares
6/30/2023 (Unaudited) 4.50 (0.01) 0.82 0.81 — — — 5.31 18.00% 119,145 1.07% (0.57)% 1.13% 22.79%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
12/31/2019 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) 9.23 36.84% 146,505 1.10% (0.62)% 1.13% 60.07%
12/31/2018 11.82 (0.06) (0.32) (0.38) — (2.36) (2.36) 9.08 (7.05)% 107,546 1.10% (0.53)% 1.13% 51.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2023 (Unaudited) - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2023 (Unaudited) $ 22.00 $ 0.16 $ 0.74 $ 0.90 $ — $ — $ — $ 22.90 4.09% $ 415,673 0.79% 1.40% 0.79% 10.23%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.17 29.31% 492,852 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.11 0.22 (0.21) 0.01 (0.22) — (0.22) 18.90 —% 491,746 0.80% 1.11% 0.80% 16.67%
Class II Shares
6/30/2023 (Unaudited) 21.87 0.13 0.73 0.86 — — — 22.73 3.93% 105,983 1.04% 1.15% 1.04% 10.23%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
12/31/2019 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) 23.08 29.02% 114,363 1.04% 0.87% 1.04% 16.10%
12/31/2018 19.04 0.17 (0.21) (0.04) (0.17) — (0.17) 18.83 (0.28)% 94,322 1.05% 0.85% 1.05% 16.67%
Class IV Shares
6/30/2023 (Unaudited) 21.98 0.16 0.74 0.90 — — — 22.88 4.09% 141,421 0.79% 1.40% 0.79% 10.23%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.16 29.34% 138,425 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.10 0.22 (0.21) 0.01 (0.22) — (0.22) 18.89 —% 114,236 0.80% 1.11% 0.80% 16.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

98 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 19.32 $ 0.20 $ 0.97 $ 1.17 $ — $ — $ — $ 20.49 6.06% $ 56,426 0.80% 2.07% 0.84% 23.90%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
12/31/2019 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.90 27.31% 54,306 0.80% 1.98% 0.87% 43.80%
12/31/2018 20.10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.56 (7.26)% 45,752 0.80% 1.87% 0.89% 35.80%
Class II Shares
6/30/2023 (Unaudited) 19.09 0.18 0.96 1.14 — — — 20.23 5.97% 441,205 1.05% 1.82% 1.09% 23.90%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
12/31/2019 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) 19.74 27.01% 333,793 1.05% 1.72% 1.12% 43.80%
12/31/2018 19.97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) 16.44 (7.46)% 230,187 1.05% 1.62% 1.14% 35.80%
Class IV Shares
6/30/2023 (Unaudited) 19.33 0.20 0.97 1.17 — — — 20.50 6.05% 18,088 0.80% 2.07% 0.84% 23.90%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
12/31/2019 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.91 27.29% 18,984 0.80% 1.99% 0.87% 43.80%
12/31/2018 20.11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.57 (7.25)% 16,594 0.80% 1.88% 0.89% 35.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2023 (Unaudited) - Financial Highlights - 99
The accompanying notes are an integral part of these financial statements.
NVIT Calvert Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 11.31 $ 0.03 $ 1.29 $ 1.32 $ — $ — $ — $ 12.63 11.67% $ 6,987 0.88% 0.49% 0.94% 88.47%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
12/31/2019 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) 13.36 26.01% 6,853 0.85% 0.73% 0.86% 27.03%
12/31/2018 14.10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) 11.87 (5.79)% 5,265 0.84% 0.60% 0.85% 12.16%
Class II Shares
6/30/2023 (Unaudited) 11.29 0.03 1.29 1.32 — — — 12.61 11.69% 95,828 0.87% 0.49% 1.09% 88.47%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
12/31/2019 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) 13.35 26.05% 112,156 0.92% 0.68% 1.09% 27.03%
12/31/2018 14.08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) 11.85 (5.87)% 99,982 0.92% 0.52% 1.09% 12.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

100 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 11.05 $ 0.03 $ 1.29 $ 1.32 $ — $ — $ — $ 12.37 11.95% $ 174,621 0.80% 0.49% 0.83% 121.50%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
12/31/2019 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) 11.78 28.07% 185,209 0.84% 0.60% 0.84% 22.98%
12/31/2018 11.81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) 10.06 (4.76)% 163,140 0.84% 0.55% 0.84% 25.64%
Class II Shares
6/30/2023 (Unaudited) 10.83 0.02 1.26 1.28 — — — 12.11 11.82% 49,044 0.90% 0.39% 0.93% 121.50%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
12/31/2019 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) 11.60 28.09% 47,660 0.94% 0.50% 0.94% 22.98%
12/31/2018 11.66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) 9.91 (4.93)%(g) 40,109 0.94% 0.45% 0.94% 25.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2023 (Unaudited) - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 6.97 $ — $ 1.51 $ 1.51 $ — $ — $ — $ 8.48 21.66% $ 95,781 0.81% 0.08% 0.88% 58.18%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
12/31/2019 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) 12.40 30.53% 65,304 0.85% 0.33% 0.87% 48.66%
12/31/2018 13.61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) 11.37 (3.08)% 57,514 0.83% 0.36% 0.83% 62.60%
Class II Shares
6/30/2023 (Unaudited) 6.67 (0.01) 1.44 1.43 — — — 8.10 21.44% 192,207 1.06% (0.17)% 1.13% 58.18%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
12/31/2019 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) 12.24 30.22% 128,499 1.10% 0.08% 1.12% 48.66%
12/31/2018 13.49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) 11.25 (3.35)% 112,725 1.08% 0.11% 1.08% 62.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

102 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 8.43 $ 0.07 $ 0.21 $ 0.28 $ — $ — $ — $ 8.71 3.32% $ 25,926 0.93% 1.55% 1.00% 17.31%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
12/31/2019 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) 7.98 23.97% 18,105 0.97% 1.51% 1.00% 46.78%
12/31/2018 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) 8.04 (13.12)% 13,956 0.95% 0.95% 0.97% 57.62%
Class II Shares
6/30/2023 (Unaudited) 8.50 0.06 0.22 0.28 — — — 8.78 3.29% 314,774 1.02% 1.44% 1.09% 17.31%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
12/31/2019 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) 8.04 23.85% 354,803 1.06% 1.39% 1.08% 46.78%
12/31/2018 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) 8.09 (13.15)% 322,783 1.06% 0.82% 1.08% 57.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2023 (Unaudited) - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 11.68 $ (0.02) $ 1.58 $ 1.56 $ — $ — $ — $ 13.24 13.36% $ 71,757 1.09% (0.37)% 1.10% 44.47%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(g) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(g) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
12/31/2019 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) 15.98 35.71% 76,434 1.10% (0.50)% 1.12% 65.88%
12/31/2018 19.31 (0.12) (0.88) (1.00) — (2.36) (2.36) 15.95 (7.94)% 59,354 1.07% (0.61)% 1.07% 71.16%
Class II Shares
6/30/2023 (Unaudited) 9.79 (0.03) 1.32 1.29 — — — 11.08 13.18% 56,121 1.34% (0.62)% 1.35% 44.47%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
12/31/2019 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) 14.32 35.38% 45,612 1.35% (0.75)% 1.37% 65.88%
12/31/2018 18.07 (0.16) (0.79) (0.95) — (2.36) (2.36) 14.76 (8.22)% 33,338 1.32% (0.86)% 1.32% 71.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

104 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 8.47 $ 0.02 $ 0.49 $ 0.51 $ — $ — $ — $ 8.98 6.02% $ 134,474 1.06% 0.55% 1.11% 23.36%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 141,656 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 132,855 1.06% 0.54% 1.07% 56.54%
Class II Shares
6/30/2023 (Unaudited) 7.96 0.01 0.46 0.47 — — — 8.43 5.90% 48,697 1.31% 0.30% 1.36% 23.36%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
12/31/2019 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) 8.01 18.69% 39,566 1.33% 0.38% 1.35% 127.30%
12/31/2018 14.96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) 10.29 (17.12)% 35,301 1.31% 0.29% 1.32% 56.54%
Class IV Shares
6/30/2023 (Unaudited) 8.46 0.02 0.50 0.52 — — — 8.98 6.15% 20,575 1.06% 0.55% 1.11% 23.36%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 20,635 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 18,809 1.06% 0.54% 1.07% 56.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2023 (Unaudited) - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 16.16 $ 0.06 $ 0.53 $ 0.59 $ — $ — $ — $ 16.75 3.65% $ 252,591 1.05% 0.68% 1.07% 39.73%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.02 25.65% 246,026 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.64 — (1.68) (1.68) — (5.63) (5.63) 15.33 (12.63)% 225,096 1.07% 0.01% 1.09% 128.18%
Class II Shares
6/30/2023 (Unaudited) 14.27 0.03 0.48 0.51 — — — 14.78 3.57% 74,288 1.30% 0.42% 1.32% 39.73%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
12/31/2019 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) 15.66 25.35% 46,018 1.33% (0.15)% 1.35% 73.21%
12/31/2018 21.47 (0.05) (1.52) (1.57) — (5.63) (5.63) 14.27 (12.83)% 38,774 1.32% (0.25)% 1.34% 128.18%
Class IV Shares
6/30/2023 (Unaudited) 16.13 0.06 0.53 0.59 — — — 16.72 3.66% 21,666 1.05% 0.68% 1.07% 39.73%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.00 25.69% 21,200 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.62 — (1.68) (1.68) — (5.63) (5.63) 15.31 (12.64)% 18,325 1.07% 0.01% 1.09% 128.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

106 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 6.84 $ 0.09 $ 0.29 $ 0.38 $ — $ — $ — $ 7.22 5.56% $ 136,978 0.84% 2.58% 0.94% 60.10%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
12/31/2019 6.09 0.13 1.74 1.87 (0.13) — (0.13) 7.83 30.70% 174,343 0.84% 1.71% 0.93% 44.83%
12/31/2018 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) 6.09 (3.92)% 150,214 0.86% 1.98% 0.95% 51.83%
Class II Shares
6/30/2023 (Unaudited) 6.74 0.08 0.29 0.37 — — — 7.11 5.49% 75,824 1.09% 2.34% 1.19% 60.10%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
12/31/2019 6.02 0.11 1.72 1.83 (0.11) — (0.11) 7.74 30.44% 105,887 1.09% 1.48% 1.18% 44.83%
12/31/2018 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) 6.02 (4.06)% 82,483 1.11% 1.73% 1.20% 51.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 107
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund) ("Calvert Equity")
NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger Berman Multi Cap Opportunities Fund) ("JL
Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend, JL
Large Cap Core, Small Cap Growth, Small Cap Value, and Real Estate. Shares of Discovery, Defensive Style, Calvert Equity, JL
Large Cap Growth, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC, NLAIC, and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Effective February 21, 2023, NVIT Neuberger Berman Multi-Cap Opportunities Fund was renamed to "NVIT Jacobs Levy Large
Cap Core Fund".
Effective March 6, 2023, NVIT BNY Mellon Sustainable U.S. Equity Fund was renamed to "NVIT Calvert Equity Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

108 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 109
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 451,818,761 $ – $ – $ 451,818,761
Repurchase Agreements – 43,136,970 – 43,136,970
Total $ 451,818,761 $ 43,136,970 $ – $ 494,955,731
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 645,749,600 $ – $ – $ 645,749,600
Futures Contracts# 177,349 – – 177,349
Repurchase Agreements – 18,706,714 – 18,706,714
Total $ 645,926,949 $ 18,706,714 $ – $ 664,633,663
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 14,187,883 $ – $ – $ 14,187,883
Automobile Components 2,150,235 – – 2,150,235
Automobiles 11,055,538 – – 11,055,538
Banks 51,134,946 – – 51,134,946
Beverages 4,959,520 – – 4,959,520
Capital Markets 11,978,862 – – 11,978,862
Chemicals 2,808,357 – – 2,808,357
Communications Equipment 11,093,056 – – 11,093,056
Consumer Staples Distribution & Retail 9,721,942 – – 9,721,942
Containers & Packaging 7,130,760 – – 7,130,760
Diversified Telecommunication Services 8,665,149 – – 8,665,149

110 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Electric Utilities $ 9,974,736 $ – $ – $ 9,974,736
Entertainment 2,586,914 – – 2,586,914
Financial Services 19,802,773 – – 19,802,773
Food Products 13,577,030 – – 13,577,030
Ground Transportation 2,600,516 – – 2,600,516
Health Care Equipment & Supplies 31,855,960 6,456,331 – 38,312,291
Health Care Providers & Services 44,427,139 – – 44,427,139
Household Durables 1,849,542 8,225,579 – 10,075,121
Industrial Conglomerates – 2,159,336 – 2,159,336
Insurance 30,075,117 4,240,096 – 34,315,213
Interactive Media & Services 3,489,973 – – 3,489,973
IT Services 13,310,331 – – 13,310,331
Machinery 1,782,704 4,207,567 – 5,990,271
Media 13,334,692 – – 13,334,692
Multi-Utilities 7,351,462 – – 7,351,462
Oil, Gas & Consumable Fuels 10,182,146 21,768,450 – 31,950,596
Personal Care Products 10,558,462 – – 10,558,462
Pharmaceuticals 6,387,648 21,210,303 – 27,597,951
Professional Services 21,174,365 – – 21,174,365
Semiconductors & Semiconductor
Equipment 2,518,560 – – 2,518,560
Software 10,785,242 – – 10,785,242
Specialty Retail 2,801,792 – – 2,801,792
Technology Hardware, Storage & Peripherals – 6,963,480 – 6,963,480
Textiles, Apparel & Luxury Goods 2,577,463 – – 2,577,463
Tobacco 6,928,010 – – 6,928,010
Wireless Telecommunication Services 2,310,932 – – 2,310,932
Total Common Stocks $ 407,129,757 $ 75,231,142 $ – $ 482,360,899
Master Limited Partnership 10,026,043 – – 10,026,043
Repurchase Agreement – 2,932,440 – 2,932,440
Total $ 417,155,800 $ 78,163,582 $ – $ 495,319,382
Calvert Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 100,665,746 $ – $ – $ 100,665,746
Total $ 100,665,746 $ – $ – $ 100,665,746
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 222,198,403 $ – $ – $ 222,198,403
Total $ 222,198,403 $ – $ – $ 222,198,403

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 111
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 277,169,120 $ – $ – $ 277,169,120
Repurchase Agreements – 23,690,959 – 23,690,959
Total Return Swaps† – 1,916,742 – 1,916,742
Total Assets $ 277,169,120 $ 25,607,701 $ – $ 302,776,821
Liabilities:
Total Return Swaps† $ – $ (2,057,606) $ – $ (2,057,606)
Total Liabilities $ – $ (2,057,606) $ – $ (2,057,606)
Total $ 277,169,120 $ 23,550,095 $ – $ 300,719,215
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 7,100,216 $ – $ – $ 7,100,216
Air Freight & Logistics 1,760,090 – – 1,760,090
Automobile Components 5,696,544 725,108 – 6,421,652
Banks 7,602,047 – – 7,602,047
Beverages 633,776 – – 633,776
Building Products 4,025,124 1,298,333 – 5,323,457
Capital Markets 10,759,684 – – 10,759,684
Chemicals 7,020,637 1,439,494 – 8,460,131
Commercial Services & Supplies 2,460,370 – – 2,460,370
Communications Equipment 3,405,805 – – 3,405,805
Construction & Engineering – 1,155,648 – 1,155,648
Consumer Finance 1,293,590 – – 1,293,590
Consumer Staples Distribution & Retail 6,487,830 2,055,458 – 8,543,288
Containers & Packaging 12,893,255 – – 12,893,255
Distributors 1,640,592 – – 1,640,592
Diversified REITs 556,424 – – 556,424
Diversified Telecommunication Services 2,243,474 – – 2,243,474
Electric Utilities 15,977,472 – – 15,977,472
Electrical Equipment 4,401,078 416,448 – 4,817,526
Electronic Equipment, Instruments &
Components 8,880,889 – – 8,880,889
Energy Equipment & Services 1,127,845 – – 1,127,845
Entertainment 2,872,961 – – 2,872,961
Financial Services 6,206,949 – – 6,206,949
Food Products 7,331,044 – – 7,331,044
Gas Utilities 2,871,955 – – 2,871,955
Ground Transportation 4,499,152 – – 4,499,152
Health Care Equipment & Supplies 13,282,322 – – 13,282,322
Health Care Providers & Services 18,893,670 – – 18,893,670
Health Care REITs 1,214,904 – – 1,214,904
Hotels, Restaurants & Leisure 5,628,931 263,088 – 5,892,019
Household Products 1,468,821 941,334 – 2,410,155
Independent Power and Renewable
Electricity Producers 1,759,853 – – 1,759,853
Insurance 28,378,131 – – 28,378,131
Interactive Media & Services 1,748,352 – – 1,748,352
IT Services 1,334,277 – – 1,334,277
Life Sciences Tools & Services 2,350,544 – – 2,350,544
Machinery 15,041,831 498,401 – 15,540,232
Media 11,576,623 – – 11,576,623
Metals & Mining 4,377,917 – – 4,377,917
Multi-Utilities 7,471,274 – – 7,471,274
Office REITs 3,546,678 – – 3,546,678

112 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Oil, Gas & Consumable Fuels $ 14,242,838 $ – $ – $ 14,242,838
Paper & Forest Products 1,297,154 – – 1,297,154
Passenger Airlines 4,025,684 – – 4,025,684
Pharmaceuticals 3,132,587 – – 3,132,587
Professional Services 10,899,148 – – 10,899,148
Residential REITs 6,381,299 – – 6,381,299
Retail REITs 5,196,829 – – 5,196,829
Semiconductors & Semiconductor
Equipment 5,105,372 – – 5,105,372
Specialized REITs 5,394,654 – – 5,394,654
Specialty Retail 3,930,610 – – 3,930,610
Technology Hardware, Storage & Peripherals 6,119,671 – – 6,119,671
Textiles, Apparel & Luxury Goods 3,197,040 – – 3,197,040
Trading Companies & Distributors 2,298,278 509,763 – 2,808,041
Total Common Stocks $ 319,044,095 $ 9,303,075 $ – $ 328,347,170
Exchange Traded Fund 1,343,453 – – 1,343,453
Forward Foreign Currency Contracts – 4,835 – 4,835
Master Limited Partnership 1,670,880 – – 1,670,880
Repurchase Agreements – 10,245,991 – 10,245,991
Total Assets $ 322,058,428 $ 19,553,901 $ – $ 341,612,329
Liabilities:
Forward Foreign Currency Contracts $ – $ (632) $ – $ (632)
Total Liabilities $ – $ (632) $ – $ (632)
Total $ 322,058,428 $ 19,553,269 $ – $ 341,611,697
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 124,236,326 $ – $ – $ 124,236,326
Exchange Traded Fund 1,259,648 – – 1,259,648
Repurchase Agreements – 11,833,997 – 11,833,997
Total $ 125,495,974 $ 11,833,997 $ – $ 137,329,971
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 809,364 $ – $ – $ 809,364
Air Freight & Logistics 93,240 – – 93,240
Automobile Components 7,940,418 – – 7,940,418
Banks 13,586,029 – – 13,586,029
Biotechnology 7,601,407 – – 7,601,407
Broadline Retail 2,370,569 – – 2,370,569
Building Products 9,100,168 – – 9,100,168
Capital Markets 5,714,234 – – 5,714,234
Chemicals 5,175,468 – – 5,175,468
Commercial Services & Supplies 5,728,805 – – 5,728,805
Communications Equipment 548,282 – – 548,282
Construction & Engineering 7,642,217 – – 7,642,217
Consumer Finance 5,560,493 – – 5,560,493
Consumer Staples Distribution & Retail 3,226,317 – – 3,226,317
Diversified Consumer Services 989,229 – – 989,229
Diversified REITs 403,024 – – 403,024
Diversified Telecommunication Services 378,963 – – 378,963
Electric Utilities 941,193 – – 941,193

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 113
Level 1 Level 2 Level 3 Total
Assets:
Electrical Equipment $ 2,349,987 $ – $ – $ 2,349,987
Electronic Equipment, Instruments &
Components 5,926,775 – – 5,926,775
Energy Equipment & Services 1,222,592 – – 1,222,592
Entertainment 481,625 – – 481,625
Financial Services 2,921,786 – – 2,921,786
Food Products 2,244,316 – – 2,244,316
Gas Utilities 979,560 – – 979,560
Ground Transportation 5,411,428 – – 5,411,428
Health Care Equipment & Supplies 4,356,717 – – 4,356,717
Health Care Providers & Services 6,996,502 – – 6,996,502
Health Care Technology 2,378,657 – – 2,378,657
Hotel & Resort REITs 4,766,286 – – 4,766,286
Hotels, Restaurants & Leisure 3,740,871 – – 3,740,871
Household Durables 2,862,709 – – 2,862,709
Independent Power and Renewable
Electricity Producers 602,175 – – 602,175
Insurance 10,509,942 – – 10,509,942
Interactive Media & Services 224,446 – – 224,446
IT Services 2,054,446 – – 2,054,446
Leisure Products 31,369 – – 31,369
Life Sciences Tools & Services 203,680 – – 203,680
Machinery 6,061,752 – – 6,061,752
Media 260,286 – – 260,286
Metals & Mining 4,000,159 – – 4,000,159
Office REITs 1,206,159 – – 1,206,159
Oil, Gas & Consumable Fuels 6,525,152 – – 6,525,152
Paper & Forest Products 446,623 – – 446,623
Passenger Airlines 447,407 – – 447,407
Personal Care Products 3,552,034 – – 3,552,034
Pharmaceuticals 714,518 – – 714,518
Professional Services 6,019,431 – – 6,019,431
Real Estate Management & Development 2,311,483 – – 2,311,483
Semiconductors & Semiconductor
Equipment 569,824 – – 569,824
Software 9,968,729 – – 9,968,729
Specialty Retail 7,555,232 – – 7,555,232
Technology Hardware, Storage & Peripherals 1,645,352 – – 1,645,352
Textiles, Apparel & Luxury Goods 964,371 – – 964,371
Tobacco 371,554 – – 371,554
Trading Companies & Distributors 6,698,887 – – 6,698,887
Wireless Telecommunication Services 658,094 – – 658,094
Total Common Stocks $ 198,052,336 $ – $ – $ 198,052,336
Repurchase Agreements – 11,204,640 – 11,204,640
Rights – – – –
Total $ 198,052,336 $ 11,204,640 $ – $ 209,256,976
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,876,043 $ – $ – $ 4,876,043
Air Freight & Logistics 133,452 – – 133,452
Automobile Components 12,574,838 – – 12,574,838
Banks 27,751,194 – – 27,751,194
Beverages 2,063,745 – – 2,063,745
Biotechnology 17,887,084 – – 17,887,084
Broadline Retail 552,207 – – 552,207

114 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Building Products $ 3,249,767 $ – $ – $ 3,249,767
Capital Markets 4,976,516 – – 4,976,516
Chemicals 3,799,019 – – 3,799,019
Commercial Services & Supplies 8,704,085 – – 8,704,085
Communications Equipment 1,162,173 – – 1,162,173
Construction & Engineering 8,404,511 – – 8,404,511
Construction Materials 1,032,580 – – 1,032,580
Consumer Finance 10,711,245 – – 10,711,245
Consumer Staples Distribution & Retail 1,294,740 – – 1,294,740
Containers & Packaging 940,678 – – 940,678
Diversified Consumer Services 3,478,287 – – 3,478,287
Diversified REITs 746,929 – – 746,929
Diversified Telecommunication Services 743,522 – – 743,522
Electric Utilities 1,978,050 – – 1,978,050
Electrical Equipment 8,295,759 – – 8,295,759
Electronic Equipment, Instruments &
Components 6,885,004 – – 6,885,004
Energy Equipment & Services 5,295,933 – – 5,295,933
Entertainment 2,226,453 – – 2,226,453
Financial Services 6,823,058 – – 6,823,058
Food Products 378,269 – – 378,269
Gas Utilities 1,962,292 – – 1,962,292
Ground Transportation 6,145,427 – – 6,145,427
Health Care Equipment & Supplies 14,034,615 – – 14,034,615
Health Care Providers & Services 7,197,400 – – 7,197,400
Health Care Technology 5,775,565 – – 5,775,565
Hotel & Resort REITs 8,319,731 – – 8,319,731
Hotels, Restaurants & Leisure 9,508,318 – – 9,508,318
Household Durables 9,369,917 – – 9,369,917
Independent Power and Renewable
Electricity Producers 1,060,343 – – 1,060,343
Insurance 16,514,645 – – 16,514,645
Interactive Media & Services 518,859 – – 518,859
IT Services 2,447,658 – – 2,447,658
Leisure Products 14,643 – – 14,643
Life Sciences Tools & Services 3,019,214 – – 3,019,214
Machinery 7,666,877 – – 7,666,877
Media 434,874 – – 434,874
Metals & Mining 9,237,855 – – 9,237,855
Office REITs 2,379,172 – – 2,379,172
Oil, Gas & Consumable Fuels 15,487,497 – – 15,487,497
Paper & Forest Products 781,622 – – 781,622
Passenger Airlines 875,073 – – 875,073
Personal Care Products 4,865,439 – – 4,865,439
Pharmaceuticals 2,915,351 – – 2,915,351
Professional Services 6,266,611 – – 6,266,611
Real Estate Management & Development 1,591,025 – – 1,591,025
Semiconductors & Semiconductor
Equipment 12,704,254 – – 12,704,254
Software 21,239,041 – – 21,239,041
Specialty Retail 5,497,637 – – 5,497,637
Technology Hardware, Storage & Peripherals 3,292,892 – – 3,292,892
Textiles, Apparel & Luxury Goods 4,939,620 – – 4,939,620
Tobacco 898,942 – – 898,942
Trading Companies & Distributors 8,805,456 – – 8,805,456
Wireless Telecommunication Services 1,327,061 – – 1,327,061
Total Common Stocks $ 344,060,067 $ – $ – $ 344,060,067
Repurchase Agreements – 26,045,854 – 26,045,854
Rights – – – –
Total $ 344,060,067 $ 26,045,854 $ – $ 370,105,921

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 115
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 211,190,198 $ – $ – $ 211,190,198
Total $ 211,190,198 $ – $ – $ 211,190,198
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of June 30, 2023, Small Cap Value held one right investment and one common stock investment that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2023, Small Company held one right investment and two common stock investments that were categorized as
Level 3 investments which were each valued at $0.

116 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 117
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 177,349
Total $ 177,349
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,916,742
Total $ 1,916,742
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (2,057,606)
Total $ (2,057,606)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 4,835
Total $ 4,835

118 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (632)
Total $ (632)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,422,831
Total $ 1,422,831
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 6,647,265
Total $ 6,647,265
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (122,878)
Total $ (122,878)
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 139,903
Total $ 139,903
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (425,962)
Total $ (425,962)
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 42,546
Total $ 42,546

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 119
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2023:
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 11,220,382
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 81,356,577
Average Notional Balance — Pays Float Rate $ (75,810,845)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 489,395
Average Settlement Value Sold $ 8,632,395
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,916,742 $ (1,916,742) $ — $ —
Total $ 1,916,742 $ (1,916,742) $ — $ —

120 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
(g) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (1,954,161) $ 1,916,742 $ — $ (37,419)
Total $ (1,954,161) $ 1,916,742 $ — $ (37,419)
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 2,233 $ (553) $ — $ 1,680
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts 552 — — 552
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 2,050 — — 2,050
Total $ 4,835 $ (553) $ — $ 4,282
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (553) $ 553 — —
Goldman Sachs Bank
USA
Forward Foreign
Currency Contracts $ (79) $ — $ — $ (79)
Total $ (632) $ 553 $ — $ (79)

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 121
by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 43,136,970
Defensive Style 18,706,714
Equity Dividend 2,932,440
JL Large Cap Growth 23,690,959
Mid Cap Value 10,245,991
Small Cap Growth 11,833,997
Small Cap Value 11,204,640
Small Company 26,045,854

122 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402 , collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
BofA Securities, Inc., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $29,412,397, collateralized by U.S. Government
Treasury Securities, ranging from 0.50% - 4.13%, maturing 2/28/2026 - 6/15/2026; total market value $ 29,988,039.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
Credit Suisse AG, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 29,262,334, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.25%, maturing 7/31/2023 - 8/15/2052; total market value $ 29,847,580.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 12,136,970 – 12,136,970 (12,136,970) –
CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 12,000,000 – 12,000,000 (12,000,000) –
Total $ 43,136,970 $ – $ 43,136,970 $ (43,136,970) $ –

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 123
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 6,706,714 – 6,706,714 (6,706,714) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 18,706,714 $ – $ 18,706,714 $ (18,706,714) $ –
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,932,440 $ – $ 2,932,440 $ (2,932,440) $ –
Total $ 2,932,440 $ – $ 2,932,440 $ (2,932,440) $ –
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 8,690,959 – 8,690,959 (8,690,959) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 23,690,959 $ – $ 23,690,959 $ (23,690,959) $ –

124 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 8,312,000 $ – $ 8,312,000 $ (8,312,000) $ –
MetLife, Inc. 1,933,991 – 1,933,991 (1,933,991) –
Total $ 10,245,991 $ – $ 10,245,991 $ (10,245,991) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 50,000 $ – $ 50,000 $ (50,000) $ –
BofA Securities, Inc. 400,000 – 400,000 (400,000) –
Cantor Fitzgerald &
Co. 6,233,997 – 6,233,997 (6,233,997) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 150,000 – 150,000 (150,000) –
Total $ 11,833,997 $ – $ 11,833,997 $ (11,833,997) $ –
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 25,000 $ – $ 25,000 $ (25,000) $ –
Cantor Fitzgerald &
Co. 7,979,640 – 7,979,640 (7,979,640) –
Credit Suisse AG 200,000 – 200,000 (200,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 11,204,640 $ – $ 11,204,640 $ (11,204,640) $ –

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 125
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 7,195,854 – 7,195,854 (7,195,854) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Credit Suisse AG 850,000 – 850,000 (850,000) –
Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 26,045,854 $ – $ 26,045,854 $ (26,045,854) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

126 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
Calvert Equity(a) Atlanta Capital Management Company, L.L.C.
JL Large Cap Core(b) Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel & Walmsley LLC
Victory Capital Management Inc.
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company LLP (“Wellington
Management”)
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Real Estate Wellington Management
(a) Effective end of business on March 3, 2023, Newton Investment Management Limited was terminated and ceased serving as subadviser to the Fund. Effective start of business on March 6, 2023, Atlanta Capital Management Company, L.L.C. was appointed as the subadviser to the Fund.

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 127
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
(b) Effective end of business on February 17, 2023, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund. Effective start of business on February 21, 2023, Jacobs Levy Equity Management, Inc. was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
Calvert Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
Calvert Equity 0.050
JL Large Cap Core (a) 0.055
Mid Cap Value 0.0303
Small Company 0.023
Real Estate 0.013
(a) The rate is effective on February 21, 2023.
Fund Amount
Discovery $ 62,764
Calvert Equity 24,790
JL Large Cap Core 41,240
Mid Cap Value 51,775
Small Company 39,955

128 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
During the six months ended June 30, 2023, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2023, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund Amount
Real Estate 24,987
Fund Amount
Real Estate $ 75,306
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72%      0.72% 0.69%
Defensive Style 0.58 N/A       N/A 0.58
Equity Dividend 0.63 N/A       N/A 0.59
Calvert Equity 0.65 0.60       0.60 0.59
JL Large Cap Core 0.60 0.56       0.56 0.56
JL Large Cap Growth 0.65 N/A       N/A 0.58
Mid Cap Value 0.75 0.72       0.72 0.68
Small Cap Growth 0.84 N/A       N/A 0.83
Small Cap Value 0.87 N/A       N/A 0.82
Small Company 0.86 0.83       0.83 0.83
Real Estate 0.70 0.68 0.61 0.61
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
Calvert Equity All Classes 0.78
JL Large Cap Growth All Classes 0.66
Mid Cap Value All Classes 0.79
Small Cap Growth All Classes 0.94
Small Cap Value All Classes 0.91
Fund Classes
Amount
(annual rate)
Discovery Class I 0.92%

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 129
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $713,669 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $7,324.
Real Estate Class II 1.68%
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Discovery $ 106,965 $ 227,524 $ 207,781 $ 59,354 $ 601,624
Defensive Style — — — — —
Equity Dividend 138,694 237,368 216,758 110,557 703,377
Calvert Equity 29,963 27,027 9,458 5,831 72,279
JL Large Cap Core — — — — —
JL Large Cap Growth 120,062 216,788 181,485 84,286 602,621
Mid Cap Value 67,569 148,745 120,026 64,385 400,725
Small Cap Growth 33,929 39,311 21,919 6,711 101,870
Small Cap Value 67,598 152,342 98,030 50,260 368,230
Small Company — — — — —
Real Estate — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

130 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
Calvert Equity 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Mid Cap Value 0.25%
Small Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Real Estate 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
Calvert Equity 0.16%
Fund Amount
Calvert Equity $ 74,010
Fund Class I Class II Class IV
Discovery 0.07% 0.07% N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
Calvert Equity 0.15 0.05 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
Small Cap Growth 0.15 0.15 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
N/A — Not Applicable.

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 131
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Discovery $ 151,503
Defensive Style 491,107
Equity Dividend 376,483
Calvert Equity 28,112
JL Large Cap Core 123,120
JL Large Cap Growth 186,795
Mid Cap Value 36,426
Small Cap Growth 89,510
Small Cap Value 152,457
Small Company 260,591
Real Estate 160,225
Fund Purchases Sales
Discovery $ 96,874,041 $ 110,668,509
Defensive Style 66,072,586 85,499,897
Equity Dividend 115,471,162 130,003,845
Calvert Equity 86,462,569 91,358,446
JL Large Cap Core 256,914,595 264,401,997
JL Large Cap Growth 155,265,804 142,715,239
Mid Cap Value 57,947,963 75,651,789
Small Cap Growth 52,702,964 54,571,092
Small Cap Value 46,781,131 57,508,392
Small Company 137,297,260 150,093,402
Real Estate 128,320,840 132,907,022

132 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (II)
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.

Equity Funds (II) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 133
During the six months ended June 30, 2023, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Discovery $ 602
Calvert Equity 1,059
JL Large Cap Core 1,745
Mid Cap Value 2,987
Small Cap Growth 144
Small Cap Value 77
Real Estate 7,867
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 420,360,185 $ 112,666,797 $ (38,071,251) $ 74,595,546
Defensive Style 495,329,875 188,055,270 (18,751,482) 169,303,788
Equity Dividend 448,520,351 72,218,308 (25,419,277) 46,799,031
Calvert Equity 88,571,185 14,952,689 (2,858,128) 12,094,561
JL Large Cap Core 190,669,346 39,585,472 (8,056,415) 31,529,057
JL Large Cap Growth 239,645,791 70,519,697 (9,446,273) 61,073,424
Mid Cap Value 324,485,215 37,038,643 (19,912,161) 17,126,482
Small Cap Growth 111,621,751 28,460,917 (2,752,697) 25,708,220
Small Cap Value 199,535,826 33,067,197 (23,346,047) 9,721,150
Small Company 344,031,831 60,610,252 (34,536,162) 26,074,090
Real Estate 180,405,768 32,831,175 (2,046,745) 30,784,430

134 - Supplemental Information - December 31, 2022 - Equity Funds (II)
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds (II) - June 30, 2023 (Unaudited) - Management Information - 135
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

136 - Management Information - June 30, 2023 (Unaudited) - Equity Funds (II)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (II) - June 30, 2023 (Unaudited) - Management Information - 137
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

138 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (II)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (II) - June 30, 2023 (Unaudited) - Market Index Definitions - 139
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

140 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (II)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Equity Funds (II) - June 30, 2023 (Unaudited) - Market Index Definitions - 141
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

142 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (II)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-2 (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Examples 10
Statements of Investments 12
Statements of Assets and Liabilities 48
Statements of Operations 52
Statements of Changes in Net Assets 54
Financial Highlights 58
Notes to Financial Statements 63
Supplemental Information 82
Management Information 83
Market Index Definitions 86

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 0.7%
Rights
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 12.1%
Banks 12.1%
Technology Hardware, Storage & Peripherals 8.5%
Automobiles 7.1%
Interactive Media & Services 6.1%
Insurance 4.5%
Health Care Providers & Services 4.2%
Hotels, Restaurants & Leisure 3.9%
Beverages 3.6%
Broadline Retail 3.6%
Other Industries
#
34.3%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 6.7%
Tencent Holdings Ltd. 4.5%
Samsung Electronics Co. Ltd. 3.6%
Alibaba Group Holding Ltd. 2.1%
Meituan, Class B 1.5%
Kia Corp. 1.5%
FirstRand Ltd. 1.3%
NetEase, Inc. 1.2%
Bumrungrad Hospital PCL 1.2%
China Construction Bank Corp., Class H 1.0%
Other Holdings
#
75.4%
100.0%
Top Countries
2
China 29.5%
Taiwan 16.3%
India 15.0%
South Korea 13.0%
Brazil 5.5%
Saudi Arabia 3.8%
Mexico 3.5%
South Africa 2.6%
Thailand 2.5%
Indonesia 2.4%
Other Countries
#
5.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agreements 0.4%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Pharmaceuticals 10.6%
Banks 5.9%
Automobiles 5.4%
Semiconductors & Semiconductor Equipment 5.3%
Metals & Mining 4.9%
Financial Services 4.7%
Aerospace & Defense 4.7%
Insurance 4.0%
Electrical Equipment 3.5%
Software 3.3%
Other Industries
#
47.7%
100.0%
Top Holdings
2
ASML Holding NV 3.0%
Novo Nordisk A/S, Class B 2.1%
Novartis AG (Registered) 1.5%
Hermes International 1.4%
SAP SE 1.4%
Shell plc 1.4%
Stellantis NV 1.4%
Roche Holding AG 1.3%
Compass Group plc 1.2%
Mitsubishi Corp. 1.2%
Other Holdings
#
84.1%
100.0%
Top Countries
2
Japan 27.2%
France 11.5%
United Kingdom 9.0%
Australia 8.4%
Germany 8.3%
United States 6.3%
Netherlands 6.3%
Sweden 5.8%
Switzerland 4.8%
Denmark 3.0%
Other Countries
#
9.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT GS Large Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.6%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Software 9.9%
Technology Hardware, Storage & Peripherals 7.3%
Interactive Media & Services 5.4%
Semiconductors & Semiconductor Equipment 4.3%
Biotechnology 4.1%
Health Care Providers & Services 3.4%
Financial Services 3.3%
Insurance 3.3%
Pharmaceuticals 3.0%
Aerospace & Defense 2.9%
Other Industries 53.1%
100.0%
Top Holdings
2
Apple, Inc. 6.8%
Microsoft Corp. 6.2%
Alphabet, Inc., Class A 4.3%
NVIDIA Corp. 3.3%
Berkshire Hathaway, Inc., Class B 2.6%
Amazon.com, Inc. 2.3%
Bank of America Corp. 1.6%
Prologis, Inc. 1.4%
Lockheed Martin Corp. 1.4%
Coca-Cola Co. (The) 1.4%
Other Holdings 68.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 10.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(9.2)%
100.0%
Top Industries
2
Biotechnology 7.1%
Banks 6.1%
Insurance 4.7%
Oil, Gas & Consumable Fuels 4.6%
Software 4.5%
Electrical Equipment 3.3%
Health Care Providers & Services 3.3%
Specialty Retail 3.0%
Hotels, Restaurants & Leisure 3.0%
Health Care Equipment & Supplies 2.9%
Other Industries
#
57.5%
100.0%
Top Holdings
2
Super Micro Computer, Inc. 1.0%
Atkore, Inc. 0.8%
Simpson Manufacturing Co., Inc. 0.8%
Comfort Systems USA, Inc. 0.8%
Mueller Industries, Inc. 0.8%
Applied Industrial Technologies, Inc. 0.7%
elf Beauty, Inc. 0.7%
Franklin Electric Co., Inc. 0.7%
Encore Wire Corp. 0.7%
LGI Homes, Inc. 0.7%
Other Holdings
#
92.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.
§
Please refer to the Statements of Assets and Liabilities for additional details.

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 97.9%
Total Return Swaps (0.0)%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 11.2%
Technology Hardware, Storage & Peripherals 9.8%
Insurance 5.7%
Interactive Media & Services 5.4%
Hotels, Restaurants & Leisure 4.7%
Semiconductors & Semiconductor Equipment 4.6%
Health Care Providers & Services 4.0%
Biotechnology 3.7%
Chemicals 3.5%
Financial Services 3.3%
Other Industries 44.1%
100.0%
Top Holdings
2
Apple, Inc. 8.2%
Microsoft Corp. 4.2%
Meta Platforms, Inc., Class A 3.2%
Mastercard, Inc., Class A 2.1%
Fortinet, Inc. 2.0%
Alphabet, Inc., Class C 1.8%
General Motors Co. 1.7%
FedEx Corp. 1.7%
Edwards Lifesciences Corp. 1.7%
Altria Group, Inc. 1.7%
Other Holdings 71.7%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Shareholder Expense Examples - June 30, 2023 (Unaudited) - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,075.00 5.09 0.99
Hypothetical
(b)(c)
1,000.00 1,019.89 4.96 0.99
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,125.60 4.16 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 1,135.80 3.02 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,107.60 3.97 0.76
Hypothetical
(b)(c)
1,000.00 1,021.03 3.81 0.76

1940 Act Funds - June 30, 2023 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 1,120.90 4.15 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .1%
Shares Value ($)
AUSTRALIA 0 .1%
Metals & Mining 0 .1%
AngloGold Ashanti Ltd., ADR 24,665 520,185
BRAZIL 5 .5%
Banks 0 .8%
Banco Bradesco SA, ADR 436,400 1,509,944
Banco Bradesco SA 34,100 104,261
Banco Santander Brasil SA, ADR
(a) 37,700 239,772
Itausa SA (Preference) 829,800 1,670,622
3,524,599
Beverages 0 .3%
Ambev SA, ADR 369,776 1,175,888
Communications Equipment 0 .0%
†
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 8,700 47,041
Diversified Telecommunication Services 0 .4%
Telefonica Brasil SA 168,300 1,520,893
Electric Utilities 0 .5%
Cia Energetica de Minas Gerais,
ADR 744,033 1,956,807
Cia Energetica de Minas Gerais 47,109 190,081
Cia Paranaense de Energia * 14,700 128,420
2,275,308
Electrical Equipment 0 .3%
WEG SA 184,400 1,453,803
Financial Services 0 .2%
Cielo SA 780,700 748,384
Health Care Providers & Services 0 .2%
Fleury SA * 153,010 512,888
Rede D'Or Sao Luiz SA Reg. S
*(b) 22,900 157,443
670,331
Household Durables 0 .4%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 232,200 976,189
Direcional Engenharia SA 74,100 304,094
Ez Tec Empreendimentos e
Participacoes S/A 70,000 269,287
1,549,570
Insurance 0 .3%
BB Seguridade Participacoes SA 176,400 1,133,584
Porto Seguro SA 50,800 298,337
1,431,921
Machinery 0 .4%
Iochpe Maxion SA 48,400 126,251
Kepler Weber SA 221,400 437,418
Marcopolo SA (Preference) 550,900 599,430
Randon SA Implementos e
Participacoes (Preference) * 300,400 763,516
1,926,615
Metals & Mining 0 .8%
Gerdau SA (Preference) 88,300 462,320
Vale SA
, Class B
, ADR 211,900 2,843,698
3,306,018
Common Stocks
Shares Value ($)
BRAZIL
Oil, Gas & Consumable Fuels 0 .9%
Petroleo Brasileiro SA, ADR 289,050 3,997,562
Passenger Airlines 0 .0%
†
Azul SA (Preference) * 44,700 204,073
23,832,006
CHILE 0 .0%
†
Banks 0 .0%
†
Banco de Chile 1,255,200 131,022
CHINA 29 .5%
Automobiles 1 .2%
BYD Co. Ltd.
, Class A
18,200 650,261
BYD Co. Ltd.
, Class H
92,500 2,958,415
Geely Automobile Holdings Ltd. 844,000 1,028,523
Li Auto, Inc.
, Class A
* 37,800 660,503
5,297,702
Banks 1 .6%
China CITIC Bank Corp. Ltd.
,
Class H
2,988,000 1,405,273
China Construction Bank Corp.
,
Class H
* 6,863,000 4,450,362
China Everbright Bank Co. Ltd.
,
Class H
505,000 145,181
China Minsheng Banking Corp.
Ltd.
, Class A
1,215,800 627,775
Ping An Bank Co. Ltd.
, Class A
132,700 205,923
6,834,514
Beverages 1 .3%
China Resources Beer Holdings
Co. Ltd. 110,000 727,212
Jiangsu King's Luck Brewery JSC
Ltd.
, Class A
60,600 441,166
Nongfu Spring Co. Ltd.
, Class H
Reg. S (b) 240,000 1,327,220
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd.
, Class A
18,600 473,865
Tsingtao Brewery Co. Ltd.
, Class H
270,000 2,460,443
Wuliangye Yibin Co. Ltd.
, Class A
18,400 415,572
5,845,478
Biotechnology 0 .0%
†
BeiGene Ltd. * 14,800 202,271
Broadline Retail 3 .4%
Alibaba Group Holding Ltd. * 886,300 9,217,578
JD.com, Inc.
, Class A
169,545 2,884,351
PDD Holdings, Inc., ADR * 24,300 1,680,102
Vipshop Holdings Ltd., ADR * 54,200 894,300
14,676,331
Building Products 0 .1%
China Lesso Group Holdings Ltd. 859,000 563,958
Capital Markets 0 .0%
†
China Galaxy Securities Co. Ltd.
,
Class H
296,500 158,855
Chemicals 0 .2%
Wanhua Chemical Group Co. Ltd.
,
Class A
51,300 620,310
Zangge Mining Co. Ltd.
, Class A
54,800 170,561
790,871

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
CHINA
Communications Equipment 0 .1%
BYD Electronic International Co.
Ltd. 101,500 308,917
Construction & Engineering 0 .4%
China Communications Services
Corp. Ltd.
, Class H
1,320,000 652,925
China Railway Group Ltd.
, Class A
469,400 491,485
China Railway Group Ltd.
, Class H
1,192,000 789,069
1,933,479
Construction Materials 0 .1%
BBMG Corp.
, Class A
892,700 268,057
Electrical Equipment 0 .6%
Contemporary Amperex
Technology Co. Ltd.
, Class A
49,880 1,575,134
GoodWe Technologies Co. Ltd.
,
Class A
21,946 505,115
Zhejiang Chint Electrics Co. Ltd.
,
Class A
132,296 504,215
2,584,464
Electronic Equipment, Instruments & Components 0 .2%
Kingboard Holdings Ltd. 104,000 285,004
Sunny Optical Technology Group
Co. Ltd. 76,300 766,788
1,051,792
Entertainment 1 .7%
NetDragon Websoft Holdings Ltd. 44,000 82,891
NetEase, Inc. 263,100 5,112,749
Tencent Music Entertainment
Group, ADR * 274,800 2,028,024
Zhejiang Century Huatong Group
Co. Ltd.
, Class A
* 113,500 118,568
7,342,232
Ground Transportation 0 .3%
Beijing-Shanghai High Speed
Railway Co. Ltd.
, Class A
211,000 152,845
Daqin Railway Co. Ltd.
, Class A
1,000,400 1,023,705
1,176,550
Health Care Equipment & Supplies 0 .3%
Jiangsu Yuyue Medical Equipment
& Supply Co. Ltd.
, Class A
62,700 310,830
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
26,869 1,108,918
1,419,748
Health Care Providers & Services 0 .9%
Aier Eye Hospital Group Co. Ltd.
,
Class A
211,107 539,071
China National Medicines Corp.
Ltd.
, Class A
49,800 266,636
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd.
, Class H
444,000 1,346,571
Jointown Pharmaceutical Group
Co. Ltd.
, Class A
562,773 803,984
Sinopharm Group Co. Ltd.
, Class H
289,600 907,890
3,864,152
Hotels, Restaurants & Leisure 2 .8%
H World Group Ltd., ADR * 16,000 620,480
Haidilao International Holding Ltd.
Reg. S (b) 204,000 451,199
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure
Meituan
, Class B
Reg. S *(b) 425,260 6,684,270
Trip.com Group Ltd., ADR * 32,200 1,127,000
Trip.com Group Ltd. * 15,800 552,764
Yum China Holdings, Inc. 48,100 2,717,650
12,153,363
Independent Power and Renewable Electricity Producers 0 .4%
Huaneng Power International, Inc.
,
Class A
* 94,800 120,962
Shenergy Co. Ltd.
, Class A
1,552,661 1,494,069
1,615,031
Industrial Conglomerates 0 .2%
CITIC Ltd. 669,000 800,330
Insurance 2 .4%
China Pacific Insurance Group Co.
Ltd.
, Class A
246,080 880,498
China Pacific Insurance Group Co.
Ltd.
, Class H
968,200 2,507,283
New China Life Insurance Co. Ltd.
,
Class A
17,100 86,832
New China Life Insurance Co. Ltd.
,
Class H
114,100 302,580
People's Insurance Co. Group of
China Ltd. (The)
, Class A
1,637,200 1,316,155
People's Insurance Co. Group of
China Ltd. (The)
, Class H
4,021,000 1,461,278
PICC Property & Casualty Co.
Ltd.
, Class H
1,996,000 2,225,001
Ping An Insurance Group Co. of
China Ltd.
, Class A
88,642 567,315
Ping An Insurance Group Co. of
China Ltd.
, Class H
138,000 884,192
10,231,134
Interactive Media & Services 5 .5%
Autohome, Inc., ADR 10,400 303,264
Baidu, Inc.
, Class A
* 153,350 2,621,204
Hello Group, Inc., ADR (a) 56,300 541,043
Kuaishou Technology Reg. S *(b) 130,100 893,802
Tencent Holdings Ltd. 460,000 19,578,763
23,938,076
Life Sciences Tools & Services 0 .2%
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 199,000 958,875
Machinery 1 .3%
CIMC Enric Holdings Ltd. (a) 326,000 291,900
CRRC Corp. Ltd.
, Class A
2,610,325 2,340,196
CRRC Corp. Ltd.
, Class H
2,944,000 1,616,282
Sinotruk Hong Kong Ltd. 434,000 845,787
Weichai Power Co. Ltd.
, Class H
169,000 248,183
Zhuzhou CRRC Times Electric Co.
Ltd.
, Class H
119,700 447,545
5,789,893
Media 0 .4%
Focus Media Information
Technology Co. Ltd.
, Class A
1,694,100 1,588,978
Metals & Mining 0 .4%
Jiangxi Copper Co. Ltd.
, Class H
359,000 552,453

14 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Metals & Mining
Shougang Fushan Resources
Group Ltd. 2,618,000 659,752
Western Mining Co. Ltd.
, Class A
247,500 359,718
1,571,923
Oil, Gas & Consumable Fuels 0 .6%
PetroChina Co. Ltd.
, Class A
743,100 766,770
PetroChina Co. Ltd.
, Class H
2,196,000 1,526,047
Shanxi Lu'an Environmental
Energy Development Co. Ltd.
,
Class A
102,000 229,332
2,522,149
Pharmaceuticals 0 .2%
CSPC Pharmaceutical Group Ltd. 198,000 172,789
Yunnan Baiyao Group Co. Ltd.
,
Class A
90,889 656,768
829,557
Real Estate Management & Development 0 .5%
China Overseas Land &
Investment Ltd. 314,500 687,371
China Resources Land Ltd. 60,000 255,521
Gemdale Properties & Investment
Corp. Ltd. * 1,412,000 82,239
KE Holdings, Inc., ADR * 81,900 1,216,215
2,241,346
Semiconductors & Semiconductor Equipment 0 .4%
Daqo New Energy Corp., ADR * 9,000 357,300
JA Solar Technology Co. Ltd.
,
Class A
26,580 152,670
Jiangsu Pacific Quartz Co. Ltd.
,
Class A
14,700 230,949
Zhejiang Jingsheng Mechanical &
Electrical Co. Ltd.
, Class A
81,700 799,643
1,540,562
Software 0 .2%
Hundsun Technologies, Inc.
, Class
A
10,196 62,437
Kingdee International Software
Group Co. Ltd. * 709,000 951,892
1,014,329
Technology Hardware, Storage & Peripherals 1 .0%
Legend Holdings Corp.
, Class H
Reg. S (b) 134,400 124,908
Lenovo Group Ltd. 1,744,000 1,822,294
Shenzhen Transsion Holdings Co.
Ltd.
, Class A
12,931 262,577
Xiaomi Corp.
, Class B
Reg. S *(b) 1,417,600 1,944,897
4,154,676
Textiles, Apparel & Luxury Goods 0 .4%
ANTA Sports Products Ltd. 160,400 1,644,663
Trading Companies & Distributors 0 .1%
BOC Aviation Ltd. Reg. S (a)(b) 62,400 505,444
Transportation Infrastructure 0 .1%
Jiangsu Expressway Co. Ltd.
,
Class H
362,000 334,427
Common Stocks
Shares Value ($)
CHINA
Transportation Infrastructure
Shanghai International Port Group
Co. Ltd.
, Class A
163,400 118,281
452,708
127,872,408
GREECE 0 .8%
Hotels, Restaurants & Leisure 0 .7%
OPAP SA 181,982 3,175,250
Specialty Retail 0 .1%
JUMBO SA 9,345 256,802
3,432,052
HONG KONG 0 .4%
Electronic Equipment, Instruments & Components 0 .1%
Truly International Holdings Ltd. 2,916,000 343,105
Household Durables 0 .0%
†
Skyworth Group Ltd. (a) 108,000 47,806
Pharmaceuticals 0 .3%
Sino Biopharmaceutical Ltd. 3,067,000 1,335,003
1,725,914
INDIA 15 .0%
Aerospace & Defense 0 .7%
Bharat Electronics Ltd. 1,959,852 3,009,677
Automobile Components 0 .4%
Ceat Ltd. 24,386 617,886
MRF Ltd. 740 913,777
1,531,663
Automobiles 3 .4%
Bajaj Auto Ltd. 46,292 2,648,113
Eicher Motors Ltd. 91,556 4,000,845
Hero MotoCorp Ltd. 51,153 1,818,398
Maruti Suzuki India Ltd. 15,374 1,837,771
Tata Motors Ltd. * 331,394 2,409,717
TVS Motor Co. Ltd. 89,758 1,454,614
14,169,458
Banks 2 .1%
Axis Bank Ltd. 47,731 576,000
Bank of Baroda 386,694 900,197
Canara Bank 46,205 170,611
HDFC Bank Ltd., ADR 21,719 1,513,814
ICICI Bank Ltd., ADR (a) 120,866 2,789,587
State Bank of India 459,858 3,218,880
9,169,089
Beverages 0 .5%
Varun Beverages Ltd. 199,118 1,953,225
Construction Materials 0 .4%
ACC Ltd. * 8,754 193,784
Ambuja Cements Ltd. * 35,677 185,860
UltraTech Cement Ltd. 12,200 1,235,183
1,614,827
Consumer Finance 0 .0%
†
Cholamandalam Investment and
Finance Co. Ltd. 15,489 215,623
Electric Utilities 0 .2%
Power Grid Corp. of India Ltd. 299,252 930,944

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
INDIA
Electrical Equipment 0 .4%
ABB India Ltd. 32,455 1,750,607
Financial Services 1 .5%
Bajaj Holdings & Investment Ltd. 8,509 727,353
Housing Development Finance
Corp. Ltd. 86,391 2,976,357
Power Finance Corp. Ltd. 299,549 789,048
REC Ltd. 1,014,276 2,038,334
6,531,092
Food Products 0 .3%
Britannia Industries Ltd. 4,493 275,348
Nestle India Ltd. 3,328 930,051
1,205,399
Health Care Providers & Services 0 .9%
Apollo Hospitals Enterprise Ltd. 40,639 2,528,345
Max Healthcare Institute Ltd. * 124,997 914,361
Narayana Hrudayalaya Ltd. Reg. S 51,427 623,928
4,066,634
Independent Power and Renewable Electricity Producers
0 .0%
†
JSW Energy Ltd. 62,295 207,650
Insurance 0 .3%
SBI Life Insurance Co. Ltd. Reg.
S (b) 76,161 1,215,674
IT Services 0 .8%
Infosys Ltd., ADR (a) 3,790 60,905
Tata Consultancy Services Ltd. 82,275 3,319,703
3,380,608
Machinery 0 .3%
Cummins India Ltd. 54,929 1,302,226
Metals & Mining 0 .8%
APL Apollo Tubes Ltd. 23,190 369,015
Hindustan Zinc Ltd. 234,396 879,821
Jindal Stainless Ltd. 38,685 155,997
JSW Steel Ltd. 188,331 1,805,115
Kirloskar Ferrous Industries Ltd. 8,712 49,970
3,259,918
Oil, Gas & Consumable Fuels 0 .4%
Great Eastern Shipping Co. Ltd.
(The) 104,043 942,319
Petronet LNG Ltd. 111,034 301,419
Reliance Industries Ltd. 20,364 634,956
1,878,694
Paper & Forest Products 0 .0%
†
JK Paper Ltd. 45,505 177,988
Pharmaceuticals 0 .4%
Dr Reddy's Laboratories Ltd., ADR 22,837 1,441,243
Torrent Pharmaceuticals Ltd. 15,643 363,130
1,804,373
Software 0 .1%
KPIT Technologies Ltd. 30,617 407,628
Tobacco 1 .0%
ITC Ltd. 804,868 4,435,959
Trading Companies & Distributors 0 .1%
IndiaMart InterMesh Ltd. Reg. S
(b) 17,990 619,653
Common Stocks
Shares Value ($)
INDIA
Transportation Infrastructure 0 .0%
†
Adani Ports & Special Economic
Zone Ltd. 9,998 90,459
64,929,068
INDONESIA 2 .4%
Banks 2 .0%
Bank Central Asia Tbk. PT 6,670,100 4,111,944
Bank Mandiri Persero Tbk. PT 8,466,800 2,964,647
Bank Rakyat Indonesia Persero
Tbk. PT 5,491,700 1,996,180
9,072,771
Construction Materials 0 .0%
†
Indocement Tunggal Prakarsa
Tbk. PT 212,400 141,162
Industrial Conglomerates 0 .1%
Astra International Tbk. PT 518,300 236,155
Metals & Mining 0 .1%
Aneka Tambang Tbk. 2,244,400 291,505
Oil, Gas & Consumable Fuels 0 .2%
AKR Corporindo Tbk. PT 1,898,600 180,720
United Tractors Tbk. PT 308,100 483,385
664,105
10,405,698
MEXICO 3 .4%
Banks 1 .0%
Grupo Financiero Banorte SAB de
CV
, Class O
509,800 4,205,694
Beverages 1 .4%
Arca Continental SAB de CV 283,108 2,909,974
Coca-Cola Femsa SAB de CV,
ADR 44,326 3,692,798
6,602,772
Household Products 0 .3%
Kimberly-Clark de Mexico SAB de
CV
, Class A
555,300 1,235,045
Metals & Mining 0 .5%
Southern Copper Corp. 19,400 1,391,756
Ternium SA, ADR 16,900 670,085
2,061,841
Transportation Infrastructure 0 .1%
Grupo Aeroportuario del Centro
Norte SAB de CV
, Class B
34,315 364,621
Wireless Telecommunication Services 0 .1%
America Movil SAB de CV, ADR * 21,165 458,011
14,927,984
PERU 0 .2%
Banks 0 .2%
Credicorp Ltd. 4,900 723,436
PHILIPPINES 0 .5%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 989,615
Hotels, Restaurants & Leisure 0 .1%
Bloomberry Resorts Corp. * 1,995,400 400,646
Jollibee Foods Corp. 12,920 56,026
456,672

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
PHILIPPINES
Transportation Infrastructure 0 .2%
International Container Terminal
Services, Inc. 206,810 762,751
2,209,038
POLAND 1 .2%
Banks 0 .3%
Bank Polska Kasa Opieki SA 26,229 715,390
Santander Bank Polska SA * 4,580 438,452
1,153,842
Insurance 0 .8%
Powszechny Zaklad Ubezpieczen
SA 375,933 3,645,897
Oil, Gas & Consumable Fuels 0 .1%
Polski Koncern Naftowy ORLEN
SA 23,526 372,908
Software 0 .0%
†
LiveChat Software SA 4,171 132,127
5,304,774
QATAR 0 .4%
Banks 0 .1%
Commercial Bank PSQC (The) 195,702 312,630
Qatar Islamic Bank SAQ 32,889 160,064
472,694
Chemicals 0 .0%
†
Mesaieed Petrochemical Holding
Co. 395,853 207,215
Multi-Utilities 0 .3%
Qatar Electricity & Water Co. QSC 197,266 940,542
Wireless Telecommunication Services 0 .0%
†
Vodafone Qatar QSC 332,524 168,665
1,789,116
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0 .0%
†
PhosAgro PJSC, GDR Reg. S *^∞ 7,548 0
0
SAUDI ARABIA 3 .8%
Banks 1 .3%
Arab National Bank 139,672 982,590
Riyad Bank 263,701 2,380,018
Saudi Awwal Bank 25,859 263,461
Saudi Investment Bank (The) 82,003 373,246
Saudi National Bank (The) 126,836 1,245,435
5,244,750
Building Products 0 .1%
Bawan Co. 36,185 349,870
Chemicals 0 .3%
Sahara International
Petrochemical Co. 146,983 1,444,502
Construction Materials 0 .3%
City Cement Co. 18,580 126,670
Common Stocks
Shares Value ($)
SAUDI ARABIA
Construction Materials
Hail Cement Co. 73,625 246,519
Saudi Cement Co. 22,281 352,966
Tabuk Cement Co. * 68,252 302,905
Yanbu Cement Co. 31,573 360,977
1,390,037
Consumer Staples Distribution & Retail 0 .2%
Abdullah Al Othaim Markets Co. 246,010 917,477
Electric Utilities 0 .0%
†
Saudi Electricity Co. 26,458 159,626
Food Products 0 .2%
Almarai Co. JSC 37,426 606,400
Savola Group (The) 34,871 386,167
992,567
Health Care Providers & Services 0 .9%
Al Hammadi Holding 24,993 406,172
Dr Sulaiman Al Habib Medical
Services Group Co. 37,627 2,871,930
Mouwasat Medical Services Co. 4,593 296,407
Saudi Chemical Co. Holding 371,460 374,720
3,949,229
Hotels, Restaurants & Leisure 0 .1%
Leejam Sports Co. JSC 12,026 415,039
Independent Power and Renewable Electricity Producers
0 .0%
†
ACWA Power Co. 2,554 113,638
Insurance 0 .2%
Bupa Arabia for Cooperative
Insurance Co. 14,935 741,644
Oil, Gas & Consumable Fuels 0 .0%
†
Saudi Arabian Oil Co. Reg. S (b) 7,554 64,996
Specialty Retail 0 .2%
Jarir Marketing Co. 68,348 301,554
Saudi Automotive Services Co. 29,301 457,341
758,895
16,542,270
SOUTH AFRICA 2 .6%
Banks 0 .2%
Absa Group Ltd. 50,409 451,053
Standard Bank Group Ltd. 59,229 558,626
1,009,679
Broadline Retail 0 .2%
Naspers Ltd.
, Class N
4,697 851,265
Financial Services 1 .4%
FirstRand Ltd. 1,532,767 5,593,389
Remgro Ltd. 12,784 99,887
5,693,276
Hotels, Restaurants & Leisure 0 .1%
Sun International Ltd. 173,110 315,499
Insurance 0 .0%
†
Old Mutual Ltd. 233,604 150,471
Metals & Mining 0 .7%
Anglo American Platinum Ltd. 10,270 464,379
Gold Fields Ltd., ADR (a) 189,036 2,614,368
3,078,747
11,098,937

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
SOUTH KOREA 13 .0%
Aerospace & Defense 0 .8%
Hanwha Aerospace Co. Ltd. 5,734 556,666
Hanwha Systems Co. Ltd. 32,158 357,429
Korea Aerospace Industries Ltd. 25,947 1,053,935
LIG Nex1 Co. Ltd. 20,936 1,291,865
3,259,895
Automobile Components 0 .0%
†
SNT Motiv Co. Ltd. 3,318 133,658
Automobiles 2 .3%
Hyundai Motor Co. 21,735 3,419,879
Hyundai Motor Co. (Preference) 1,322 108,318
Kia Corp. 98,416 6,636,283
10,164,480
Banks 1 .2%
Hana Financial Group, Inc. 27,646 827,464
KB Financial Group, Inc. 80,647 2,924,309
Shinhan Financial Group Co. Ltd. 56,502 1,462,645
5,214,418
Chemicals 0 .2%
LG Chem Ltd. 1,278 653,631
Electronic Equipment, Instruments & Components 0 .8%
Samsung SDI Co. Ltd. 6,837 3,497,966
Household Durables 0 .2%
LG Electronics, Inc. 9,821 950,277
Industrial Conglomerates 0 .4%
GS Holdings Corp. 32,095 895,908
Hanwha Corp. 18,844 429,782
Samsung C&T Corp. 7,306 587,670
1,913,360
Insurance 0 .4%
DB Insurance Co. Ltd. 15,349 871,822
Korean Reinsurance Co. 99,883 532,340
Samsung Fire & Marine Insurance
Co. Ltd. 2,826 494,539
1,898,701
Interactive Media & Services 0 .6%
NAVER Corp. 18,198 2,547,954
Machinery 0 .9%
Doosan Bobcat, Inc. 20,399 912,523
HD Hyundai Construction
Equipment Co. Ltd. 20,463 1,337,291
HD Hyundai Infracore Co. Ltd. 21,689 197,452
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 12,800 1,136,991
Hyundai Rotem Co. Ltd. * 7,334 204,184
3,788,441
Metals & Mining 0 .2%
POSCO Holdings, Inc. 2,322 689,064
SeAH Steel Holdings Corp. 974 153,941
843,005
Semiconductors & Semiconductor Equipment 0 .5%
HAESUNG DS Co. Ltd. 3,667 169,773
Hanmi Semiconductor Co. Ltd. 50,867 1,176,385
Lithium for earth, Inc. * 5,482 87,655
Seoul Semiconductor Co. Ltd. 55,611 545,191
1,979,004
Software 0 .0%
†
Douzone Bizon Co. Ltd. 7,078 167,254
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 4 .3%
Samsung Electronics Co. Ltd. 279,866 15,425,218
Samsung Electronics Co. Ltd.
(Preference) 60,344 2,738,707
18,163,925
Textiles, Apparel & Luxury Goods 0 .0%
†
LF Corp. 14,925 192,446
Trading Companies & Distributors 0 .2%
LX International Corp. 20,088 552,721
Posco International Corp. 10,106 307,634
860,355
56,228,770
TAIWAN 16 .3%
Automobile Components 0 .0%
†
Depo Auto Parts Ind Co. Ltd. 25,000 95,082
Construction & Engineering 0 .1%
Continental Holdings Corp. 413,000 381,875
Containers & Packaging 0 .1%
Ton Yi Industrial Corp. * 400,000 254,298
Electronic Equipment, Instruments & Components 1 .1%
Chroma ATE, Inc. 67,000 544,052
FLEXium Interconnect, Inc. 94,000 280,228
Hon Hai Precision Industry Co.
Ltd. 965,000 3,512,363
Primax Electronics Ltd. * 142,000 300,853
4,637,496
Entertainment 0 .2%
Gamania Digital Entertainment Co.
Ltd. 233,000 616,551
International Games System Co.
Ltd. 16,000 319,144
935,695
Hotels, Restaurants & Leisure 0 .0%
†
Gourmet Master Co. Ltd. 31,000 142,799
Machinery 0 .2%
Sunonwealth Electric Machine
Industry Co. Ltd. * 265,000 790,956
Metals & Mining 0 .0%
†
Froch Enterprise Co. Ltd. 11,000 8,228
Semiconductors & Semiconductor Equipment 11 .3%
ADATA Technology Co. Ltd. 99,000 284,887
Ardentec Corp. 613,000 1,203,670
ASE Technology Holding Co. Ltd. 499,000 1,779,863
Chipbond Technology Corp. 657,000 1,334,523
eMemory Technology, Inc. 19,000 1,359,299
Everlight Electronics Co. Ltd. 315,000 524,726
ITE Technology, Inc. 91,000 329,770
Keystone Microtech Corp. 46,000 334,837
King Yuan Electronics Co. Ltd. 349,000 642,801
M31 Technology Corp. * 26,000 816,591
MediaTek, Inc. 105,000 2,330,702
MPI Corp. 75,000 420,478
Novatek Microelectronics Corp. 186,000 2,562,484
Radiant Opto-Electronics Corp. 286,000 1,013,340
Sino-American Silicon Products,
Inc. 204,000 1,064,274

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,551,000 28,903,395
Taiwan Surface Mounting
Technology Corp. 301,000 972,759
Topco Scientific Co. Ltd. 36,000 211,873
United Microelectronics Corp. 1,676,000 2,630,436
Vanguard International
Semiconductor Corp. 99,000 281,166
49,001,874
Technology Hardware, Storage & Peripherals 3 .3%
Advantech Co. Ltd. 101,000 1,331,170
Asia Vital Components Co. Ltd. 131,000 1,145,995
ASROCK, Inc. 43,000 307,885
Catcher Technology Co. Ltd. 134,000 756,258
Chicony Electronics Co. Ltd. 292,000 922,135
Compal Electronics, Inc. 2,034,000 1,916,472
Getac Holdings Corp. 567,000 1,221,625
Gigabyte Technology Co. Ltd. 116,000 910,789
IEI Integration Corp. 167,000 485,669
Innodisk Corp. 64,000 670,645
Lite-On Technology Corp. 652,000 2,178,270
Micro-Star International Co. Ltd. 253,000 1,439,389
Mitac Holdings Corp. 250,000 281,606
Qisda Corp. 170,000 251,265
Wiwynn Corp. 10,000 459,066
14,278,239
70,526,542
THAILAND 2 .4%
Banks 0 .6%
Krung Thai Bank PCL 3,365,900 1,846,537
TMBThanachart Bank PCL 19,415,400 851,640
2,698,177
Health Care Providers & Services 1 .2%
Bumrungrad Hospital PCL 795,000 5,072,167
Vibhavadi Medical Center PCL 5,222,900 365,418
5,437,585
Hotels, Restaurants & Leisure 0 .1%
Central Plaza Hotel PCL * 223,000 312,015
Independent Power and Renewable Electricity Producers 0 .5%
Gulf Energy Development PCL 1,649,400 2,180,093
10,627,870
TURKEY 0 .8%
Automobiles 0 .2%
Tofas Turk Otomobil Fabrikasi A/S 97,891 954,170
Industrial Conglomerates 0 .4%
KOC Holding A/S 333,098 1,335,861
Passenger Airlines 0 .2%
Turk Hava Yollari AO * 130,573 979,103
Textiles, Apparel & Luxury Goods 0 .0%
†
Mavi Giyim Sanayi ve Ticaret A/S
,
Class B
Reg. S (b) 70,550 211,488
3,480,622
UNITED ARAB EMIRATES 0 .8%
Banks 0 .4%
Abu Dhabi Islamic Bank PJSC 193,762 562,392
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES
Banks
Dubai Islamic Bank PJSC 394,838 591,203
Emirates NBD Bank PJSC 148,674 599,570
1,753,165
Diversified Telecommunication Services 0 .0%
†
Emirates Telecommunications
Group Co. PJSC 10,418 63,639
Passenger Airlines 0 .4%
Air Arabia PJSC 2,608,363 1,732,104
3,548,908
UNITED STATES 0 .0%
†
Construction Materials 0 .0%
†
Titan Cement International SA 8,253 156,226
Total Common Stocks
(cost $421,642,593) 430,012,846
Rights 0 .0%
†
Number of
Rights
TAIWAN 0 .0%
†
Semiconductors & Semiconductor Equipment 0 .0%
†
Topco Scientific Co. Ltd., expiring
07/21/23*∞ 1,040 1,085
Total Rights
(cost $0) 1,085
Repurchase Agreements 0 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$2,535,271, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $2,584,884.(c)
(d) 2,534,200 2,534,200
Pershing LLC, 5.08%, dated
6/30/2023, due 7/3/2023,
repurchase price $400,170,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/16/2023 - 2/20/2073; total
market value $408,000.(c)(d) 400,000 400,000
Total Repurchase Agreements
(cost $2,934,200) 2,934,200
Total Investments
(cost $424,576,793) — 99.8% 432,948,131
Other assets in excess of liabilities — 0.2% 928,622
NET ASSETS — 100.0%
$ 433,876,753

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $3,090,414, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,934,200 and by $240,875 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.50%, and maturity dates ranging from 7/20/2023 –
8/15/2052, a total value of $3,175,075.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$15,159,869 which represents 3.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $2,934,200.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98 .8%
Shares Value ($)
AUSTRALIA 8 .4%
Banks 0 .9%
Commonwealth Bank of Australia 100,689 6,751,678
Capital Markets 0 .4%
ASX Ltd. 71,957 3,031,031
Consumer Staples Distribution & Retail 0 .9%
Woolworths Group Ltd. 243,277 6,454,970
Diversified Telecommunication Services 0 .2%
Telstra Group Ltd. 446,769 1,282,298
Financial Services 0 .1%
Challenger Ltd. 65,190 283,130
Helia Group Ltd. 134,188 309,978
593,108
Health Care Equipment & Supplies 0 .7%
Cochlear Ltd. 32,005 4,897,330
Hotels, Restaurants & Leisure 0 .0%
†
Aristocrat Leisure Ltd. 9,617 249,027
Industrial REITs 0 .4%
Goodman Group 200,957 2,691,938
Metals & Mining 2 .3%
BHP Group Ltd. 253,799 7,572,606
BlueScope Steel Ltd. 64,141 884,887
Fortescue Metals Group Ltd. 118,873 1,770,375
Glencore plc 533,093 3,023,992
Perenti Ltd. * 317,487 217,324
Perseus Mining Ltd. 951,742 1,056,926
Rio Tinto plc, ADR 49,551 3,163,336
17,689,446
Oil, Gas & Consumable Fuels 0 .9%
Whitehaven Coal Ltd. 60,227 270,568
Woodside Energy Group Ltd. 267,641 6,198,184
6,468,752
Passenger Airlines 0 .7%
Qantas Airways Ltd. * 1,265,260 5,246,607
Retail REITs 0 .3%
Scentre Group 802,744 1,417,829
Vicinity Ltd. 616,549 757,917
2,175,746
Software 0 .6%
Technology One Ltd. 57,734 605,636
WiseTech Global Ltd. 73,101 3,916,240
4,521,876
62,053,807
AUSTRIA 0 .3%
Banks 0 .2%
Erste Group Bank AG 24,393 856,530
Raiffeisen Bank International AG * 29,365 466,409
1,322,939
Construction Materials 0 .1%
Wienerberger AG 24,961 764,485
2,087,424
BELGIUM 0 .6%
Banks 0 .0%
†
KBC Ancora 5,525 253,393
Consumer Staples Distribution & Retail 0 .0%
†
Etablissements Franz Colruyt NV 5,403 203,534
Common Stocks
Shares Value ($)
BELGIUM
Distributors 0 .4%
D'ieteren Group 15,395 2,722,493
Diversified Telecommunication Services 0 .2%
Proximus SADP 199,315 1,485,272
4,664,692
CHINA 0 .3%
Banks 0 .1%
BOC Hong Kong Holdings Ltd. 330,500 1,011,577
Machinery 0 .2%
Yangzijiang Shipbuilding Holdings
Ltd. 1,321,700 1,468,374
2,479,951
DENMARK 3 .0%
Banks 0 .2%
Jyske Bank A/S (Registered) * 23,652 1,798,819
Beverages 0 .2%
Carlsberg A/S
, Class B
10,703 1,711,330
Biotechnology 0 .2%
Genmab A/S * 4,199 1,593,714
Marine Transportation 0 .1%
AP Moller - Maersk A/S
, Class A
359 626,493
Pharmaceuticals 2 .2%
Novo Nordisk A/S
, Class B
97,607 15,764,873
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 8,851 790,945
22,286,174
FINLAND 1 .4%
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ
, Class B
17,188 323,477
Insurance 0 .7%
Sampo OYJ
, Class A
117,763 5,281,538
Machinery 0 .7%
Kone OYJ
, Class B
81,378 4,250,869
Konecranes OYJ 19,534 785,325
5,036,194
10,641,209
FRANCE 11 .4%
Aerospace & Defense 2 .6%
Airbus SE 14,233 2,057,456
Dassault Aviation SA 30,093 6,021,285
Safran SA 31,789 4,994,422
Thales SA 36,036 5,394,155
18,467,318
Banks 0 .1%
Societe Generale SA 29,587 770,205
Construction & Engineering 1 .4%
Eiffage SA 48,220 5,035,372
Vinci SA 44,299 5,148,754
10,184,126
Electrical Equipment 0 .7%
Legrand SA 53,424 5,299,749
Financial Services 0 .9%
Edenred 100,222 6,710,957

NVIT GS International Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
FRANCE
Financial Services
Worldline SA Reg. S *(a) 6,412 234,678
6,945,635
Health Care Equipment & Supplies 0 .8%
EssilorLuxottica SA 32,295 6,111,758
Hotels, Restaurants & Leisure 0 .2%
La Francaise des Jeux SAEM
Reg. S (a) 30,825 1,213,673
IT Services 0 .0%
†
Alten SA * 1,486 234,194
Multi-Utilities 0 .9%
Engie SA 387,378 6,443,308
Pharmaceuticals 0 .2%
Ipsen SA 12,605 1,516,918
Software 1 .0%
Dassault Systemes SE 174,573 7,741,630
Textiles, Apparel & Luxury Goods 1 .9%
Hermes International 4,847 10,544,390
LVMH Moet Hennessy Louis
Vuitton SE 3,968 3,744,703
14,289,093
Trading Companies & Distributors 0 .7%
Rexel SA 210,146 5,196,078
84,413,685
GERMANY 8 .2%
Aerospace & Defense 0 .7%
MTU Aero Engines AG 21,267 5,510,376
Automobiles 1 .5%
Bayerische Motoren Werke AG 57,873 7,107,748
Bayerische Motoren Werke AG
(Preference) 23,730 2,698,179
Mercedes-Benz Group AG 4,132 332,550
Volkswagen AG (Preference) 9,013 1,208,891
11,347,368
Capital Markets 0 .3%
Deutsche Bank AG (Registered) 116,600 1,223,517
Deutsche Boerse AG 6,164 1,138,394
2,361,911
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 4,558 492,858
Industrial Conglomerates 0 .5%
Siemens AG (Registered) 20,746 3,453,140
Insurance 1 .0%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 19,197 7,198,610
Machinery 0 .2%
GEA Group AG 41,621 1,739,427
Multi-Utilities 0 .4%
E.ON SE 208,849 2,662,060
Passenger Airlines 0 .3%
Deutsche Lufthansa AG
(Registered) * 215,356 2,204,261
Common Stocks
Shares Value ($)
GERMANY
Personal Care Products 0 .3%
Beiersdorf AG 17,060 2,257,159
Semiconductors & Semiconductor Equipment 1 .0%
Infineon Technologies AG 187,366 7,727,071
Software 1 .6%
SAP SE 76,680 10,470,185
TeamViewer SE *(a) 55,533 891,270
11,361,455
Textiles, Apparel & Luxury Goods 0 .3%
HUGO BOSS AG 32,680 2,551,036
60,866,732
HONG KONG 1 .1%
Capital Markets 0 .3%
Hong Kong Exchanges & Clearing
Ltd. 64,800 2,464,282
Industrial Conglomerates 0 .5%
Jardine Matheson Holdings Ltd. 64,600 3,276,571
Insurance 0 .2%
AIA Group Ltd. 118,800 1,212,138
Real Estate Management & Development 0 .1%
Swire Pacific Ltd.
, Class A
127,500 980,942
7,933,933
ISRAEL 0 .1%
Financial Services 0 .1%
Plus500 Ltd. 46,731 869,548
ITALY 1 .5%
Aerospace & Defense 0 .1%
Leonardo SpA 79,368 901,731
Banks 1 .1%
Banco BPM SpA 686,050 3,194,047
Mediobanca Banca di Credito
Finanziario SpA 117,328 1,406,965
UniCredit SpA 185,234 4,319,689
8,920,701
Electrical Equipment 0 .1%
Prysmian SpA 9,632 403,428
Financial Services 0 .1%
Banca Mediolanum SpA 68,809 623,854
Insurance 0 .1%
Unipol Gruppo SpA 86,847 464,620
11,314,334
JAPAN 27 .1%
Air Freight & Logistics 0 .2%
Nippon Express Holdings, Inc. (b) 26,400 1,488,905
Automobile Components 0 .4%
Aisan Industry Co. Ltd. 25,100 205,353
Aisin Corp. 58,900 1,820,663
FCC Co. Ltd. 33,400 435,737
JTEKT Corp. 23,000 209,937
KYB Corp. 10,600 373,734
3,045,424
Automobiles 2 .5%
Mazda Motor Corp. 367,000 3,586,667

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Nissan Motor Co. Ltd. 886,800 3,662,188
Subaru Corp. 264,100 4,996,799
Toyota Motor Corp. 404,100 6,457,936
18,703,590
Banks 0 .4%
Mitsubishi UFJ Financial Group,
Inc. 204,500 1,509,489
Sumitomo Mitsui Trust Holdings,
Inc. 38,300 1,370,471
2,879,960
Broadline Retail 0 .3%
Isetan Mitsukoshi Holdings Ltd. 183,600 1,871,018
Takashimaya Co. Ltd. 15,500 216,521
2,087,539
Capital Markets 0 .1%
SBI Holdings, Inc. 37,700 727,788
Chemicals 0 .8%
Air Water, Inc. 102,200 1,420,367
Asahi Kasei Corp. 358,000 2,430,123
Nippon Paint Holdings Co. Ltd. 124,300 1,027,579
Nippon Sanso Holdings Corp. 13,300 289,097
UBE Corp. 36,700 630,730
5,797,896
Commercial Services & Supplies 0 .4%
Toppan, Inc. 146,100 3,156,616
Construction & Engineering 0 .3%
JGC Holdings Corp. 63,400 826,419
Kajima Corp. 86,800 1,312,912
2,139,331
Construction Materials 0 .0%
†
Taiheiyo Cement Corp. 12,600 247,265
Consumer Staples Distribution & Retail 0 .9%
H2O Retailing Corp. 62,000 632,695
Mitsubishi Shokuhin Co. Ltd. 7,900 204,441
Seven & i Holdings Co. Ltd. 136,800 5,914,948
6,752,084
Diversified Telecommunication Services 0 .5%
Nippon Telegraph & Telephone
Corp. 3,287,500 3,895,340
Electric Utilities 0 .1%
Kansai Electric Power Co., Inc.
(The) 39,700 498,784
Shikoku Electric Power Co., Inc. * 44,700 304,302
803,086
Electrical Equipment 0 .9%
Fujikura Ltd. 183,700 1,543,573
Mitsubishi Electric Corp. 361,800 5,084,281
6,627,854
Entertainment 0 .4%
Capcom Co. Ltd. 15,000 594,495
Gree, Inc. 71,400 317,355
MIXI, Inc. 12,800 238,424
Nexon Co. Ltd. 104,200 1,996,675
3,146,949
Financial Services 2 .2%
Mitsubishi HC Capital, Inc. 1,255,400 7,480,292
ORIX Corp. 383,500 7,013,666
Common Stocks
Shares Value ($)
JAPAN
Financial Services
Tokyo Century Corp. 53,600 1,938,422
16,432,380
Food Products 0 .4%
Itoham Yonekyu Holdings, Inc. 89,600 450,895
Toyo Suisan Kaisha Ltd. 54,800 2,471,943
2,922,838
Gas Utilities 0 .4%
Osaka Gas Co. Ltd. 72,500 1,112,154
Toho Gas Co. Ltd. 89,400 1,551,020
2,663,174
Health Care Equipment & Supplies 0 .1%
Asahi Intecc Co. Ltd. 19,200 377,514
Hotels, Restaurants & Leisure 0 .4%
Heiwa Corp. 65,000 1,132,068
HIS Co. Ltd. * 43,900 622,380
Round One Corp. 267,900 1,063,962
2,818,410
Household Durables 0 .3%
Sekisui Chemical Co. Ltd. 146,600 2,120,603
Insurance 1 .4%
MS&AD Insurance Group
Holdings, Inc. 40,900 1,457,334
Sompo Holdings, Inc. 114,100 5,115,125
Tokio Marine Holdings, Inc. 153,900 3,553,426
10,125,885
IT Services 1 .5%
Fujitsu Ltd. 37,600 4,847,654
NEC Corp. 118,700 5,771,341
TIS, Inc. 16,700 418,428
11,037,423
Leisure Products 0 .3%
Daikoku Denki Co. Ltd. 17,300 474,941
Sankyo Co. Ltd. 48,400 1,958,823
2,433,764
Machinery 0 .8%
IHI Corp. 10,200 276,631
Mitsubishi Heavy Industries Ltd. 10,200 477,197
Shinmaywa Industries Ltd. 19,300 181,662
Sumitomo Heavy Industries Ltd.
(b) 223,700 5,372,015
6,307,505
Metals & Mining 1 .8%
Daido Steel Co. Ltd. 6,600 275,946
JFE Holdings, Inc. 375,400 5,386,851
Kobe Steel Ltd. 641,400 5,934,499
Maruichi Steel Tube Ltd. 25,600 588,844
Nakayama Steel Works Ltd. (b) 48,000 282,092
Nippon Steel Corp. 27,100 568,870
13,037,102
Pharmaceuticals 3 .2%
Astellas Pharma, Inc. 432,100 6,438,925
Otsuka Holdings Co. Ltd. (b) 178,900 6,556,787
Santen Pharmaceutical Co. Ltd. 622,000 5,289,783
Shionogi & Co. Ltd. 91,400 3,861,662
Sumitomo Pharma Co. Ltd. 424,100 1,882,311
Taisho Pharmaceutical Holdings
Co. Ltd. 2,700 101,720
24,131,188

NVIT GS International Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 1 .2%
Daiwa House Industry Co. Ltd. 96,600 2,553,090
Hulic Co. Ltd. (b) 52,500 450,560
Mitsubishi Estate Co. Ltd. 106,400 1,269,141
Tokyu Fudosan Holdings Corp. 816,800 4,675,125
8,947,916
Semiconductors & Semiconductor Equipment 1 .3%
Axell Corp. 15,200 174,163
Mimasu Semiconductor Industry
Co. Ltd. 14,600 317,963
Miraial Co. Ltd. 34,300 378,126
Renesas Electronics Corp. * 46,800 885,680
SCREEN Holdings Co. Ltd. 60,200 6,837,892
Yamaichi Electronics Co. Ltd. 43,800 726,422
9,320,246
Tobacco 0 .5%
Japan Tobacco, Inc. (b) 160,200 3,511,435
Trading Companies & Distributors 2 .0%
Mitsubishi Corp. 181,100 8,778,655
Sumitomo Corp. 292,800 6,220,973
14,999,628
Transportation Infrastructure 0 .1%
Kamigumi Co. Ltd. 38,800 880,754
Wireless Telecommunication Services 1 .0%
KDDI Corp. 147,800 4,567,883
SoftBank Group Corp. 55,700 2,643,614
7,211,497
200,778,889
MALTA 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Kambi Group plc * 32,765 603,102
NETHERLANDS 6 .2%
Banks 0 .1%
ABN AMRO Bank NV, CVA Reg.
S (a) 26,692 415,167
Beverages 1 .0%
Heineken Holding NV 50,587 4,398,547
Heineken NV 26,574 2,734,777
7,133,324
Capital Markets 0 .0%
†
Euronext NV Reg. S (a) 3,371 229,290
Consumer Staples Distribution & Retail 0 .4%
Koninklijke Ahold Delhaize NV 96,027 3,275,464
Entertainment 0 .1%
Universal Music Group NV 36,746 816,407
Financial Services 0 .2%
Adyen NV Reg. S *(a) 597 1,034,371
EXOR NV 7,348 656,566
1,690,937
Oil, Gas & Consumable Fuels 1 .4%
Shell plc 341,721 10,285,785
Semiconductors & Semiconductor Equipment 3 .0%
ASML Holding NV 30,714 22,232,966
46,079,340
Common Stocks
Shares Value ($)
NORWAY 0 .8%
Aerospace & Defense 0 .2%
Kongsberg Gruppen ASA 33,875 1,540,918
Banks 0 .4%
DNB Bank ASA 153,905 2,877,370
Diversified Telecommunication Services 0 .1%
Telenor ASA (b) 75,893 769,344
Energy Equipment & Services 0 .1%
Aker Solutions ASA Reg. S 103,660 375,207
Marine Transportation 0 .0%
†
Hoegh Autoliners ASA 37,089 210,332
Oil, Gas & Consumable Fuels 0 .0%
†
Equinor ASA 5,320 154,544
Passenger Airlines 0 .0%
†
Norwegian Air Shuttle ASA * 187,107 179,543
6,107,258
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .2%
Jeronimo Martins SGPS SA 61,544 1,696,791
SINGAPORE 0 .4%
Banks 0 .0%
†
Oversea-Chinese Banking Corp.
Ltd. 35,200 320,731
Capital Markets 0 .1%
Singapore Exchange Ltd. 119,800 852,941
Multi-Utilities 0 .3%
Sembcorp Industries Ltd. 503,600 2,143,396
3,317,068
SOUTH AFRICA 0 .1%
Metals & Mining 0 .1%
Anglo American plc 23,168 656,683
SPAIN 2 .0%
Banks 0 .4%
Banco Bilbao Vizcaya Argentaria
SA 161,117 1,242,328
Bankinter SA 278,030 1,714,371
2,956,699
Electric Utilities 0 .4%
Iberdrola SA 232,257 3,033,712
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA * 15,423 1,175,868
Specialty Retail 1 .0%
Industria de Diseno Textil SA 196,381 7,629,845
14,796,124
SWEDEN 5 .7%
Aerospace & Defense 0 .5%
Saab AB
, Class B
68,432 3,699,348
Banks 1 .0%
Skandinaviska Enskilda Banken
AB
, Class A
151,938 1,681,037
Swedbank AB
, Class A
308,403 5,208,605
6,889,642

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SWEDEN
Biotechnology 0 .2%
Swedish Orphan Biovitrum AB * 79,700 1,554,376
Electronic Equipment, Instruments & Components 0 .5%
Hexagon AB
, Class B
309,404 3,809,730
Financial Services 1 .1%
Investor AB
, Class A
32,771 655,839
Investor AB
, Class B
352,338 7,050,274
7,706,113
Health Care Equipment & Supplies 0 .0%
†
Elekta AB
, Class B
30,609 236,731
Hotels, Restaurants & Leisure 0 .6%
Evolution AB Reg. S (a)(b) 37,928 4,806,225
Household Products 0 .0%
†
Essity AB
, Class B
10,746 286,026
Machinery 0 .8%
Epiroc AB
, Class B
131,103 2,120,443
SKF AB
, Class B
18,020 313,822
Volvo AB
, Class B
159,957 3,317,819
5,752,084
Metals & Mining 0 .7%
SSAB AB
, Class A
103,046 733,518
SSAB AB
, Class B
629,215 4,363,325
5,096,843
Specialty Retail 0 .3%
H & M Hennes & Mauritz AB
, Class
B
(b) 148,261 2,549,747
42,386,865
SWITZERLAND 4 .7%
Capital Markets 0 .2%
Julius Baer Group Ltd. 6,352 400,512
UBS Group AG (Registered) 42,350 861,637
1,262,149
Electrical Equipment 1 .1%
ABB Ltd. (Registered) 203,449 8,005,373
Food Products 0 .7%
Chocoladefabriken Lindt &
Spruengli AG 297 3,730,807
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,488,695
5,219,502
Health Care Equipment & Supplies 0 .6%
Alcon, Inc. 18,082 1,502,354
Sonova Holding AG (Registered) 9,863 2,627,461
4,129,815
Life Sciences Tools & Services 0 .0%
†
Tecan Group AG (Registered) 786 301,688
Machinery 0 .2%
Georg Fischer AG (Registered) 15,878 1,192,454
Pharmaceuticals 1 .3%
Novartis AG (Registered) 105,880 10,686,194
Software 0 .1%
Temenos AG (Registered) 6,905 549,792
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont SA
(Registered) 17,466 2,963,520
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The) 2,393 701,363
3,664,883
35,011,850
UNITED KINGDOM 8 .9%
Aerospace & Defense 0 .6%
Melrose Industries plc 246,364 1,585,904
Rolls-Royce Holdings plc * 1,507,292 2,894,926
4,480,830
Banks 0 .9%
NatWest Group plc 1,202,038 3,690,680
Standard Chartered plc 312,001 2,721,002
6,411,682
Broadline Retail 0 .6%
Next plc 48,011 4,216,241
Electric Utilities 0 .2%
SSE plc 55,977 1,311,385
Hotels, Restaurants & Leisure 1 .3%
Compass Group plc 320,486 8,965,037
Playtech plc * 44,365 332,430
9,297,467
Household Durables 0 .1%
Bellway plc 10,106 255,792
Berkeley Group Holdings plc 8,825 439,564
695,356
Household Products 0 .3%
Reckitt Benckiser Group plc 28,489 2,139,534
Industrial Conglomerates 0 .6%
CK Hutchison Holdings Ltd. 42,500 260,139
Smiths Group plc 186,132 3,894,545
4,154,684
Insurance 0 .7%
Aviva plc 1,041,994 5,251,681
Beazley plc 40,209 301,708
5,553,389
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg. S (a) 24,240 187,875
Rightmove plc 36,173 240,295
428,170
Media 0 .5%
Informa plc 404,398 3,727,758
Multi-Utilities 0 .1%
Centrica plc 623,418 981,780
Oil, Gas & Consumable Fuels 0 .5%
BP plc, ADR 114,488 4,040,282
Pharmaceuticals 0 .9%
AstraZeneca plc, ADR 97,660 6,989,526
Specialty Retail 0 .0%
†
JD Sports Fashion plc 161,275 298,923
Textiles, Apparel & Luxury Goods 0 .1%
Burberry Group plc 27,600 742,813
Tobacco 1 .3%
British American Tobacco plc 256,345 8,504,616
Imperial Brands plc 88,249 1,951,608
10,456,224

NVIT GS International Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0 .1%
Vodafone Group plc, ADR (b) 52,348 494,689
66,420,733
UNITED STATES 6 .3%
Automobiles 1 .4%
Stellantis NV 567,774 9,994,369
Electrical Equipment 0 .7%
Schneider Electric SE 29,965 5,461,633
Energy Equipment & Services 0 .4%
Tenaris SA 221,734 3,317,961
Food Products 1 .0%
Nestle SA (Registered) 59,234 7,127,313
Life Sciences Tools & Services 0 .1%
QIAGEN NV * 21,489 963,939
Pharmaceuticals 2 .7%
GSK plc, ADR 173,568 6,185,963
Roche Holding AG 30,406 9,291,936
Sanofi 36,231 3,884,072
19,361,971
Textiles, Apparel & Luxury Goods 0 .0%
†
Samsonite International SA Reg.
S *(a) 68,700 195,311
46,422,497
Total Common Stocks
(cost $656,006,055) 733,888,689
Repurchase Agreements 0 .4%
Principal
Amount ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,422, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$2,193,245, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $2,236,165.(c)
(d) 2,192,318 2,192,318
Total Repurchase Agreements
(cost $3,192,318) 3,192,318
Total Investments
(cost $659,198,373) — 99.2% 737,081,007
Other assets in excess of liabilities — 0.8% 5,668,589
NET ASSETS — 100.0%
$ 742,749,596
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$9,207,860 which represents 1.24% of net assets.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $15,318,216, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,192,318 and by $12,947,594 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.25%, and maturity dates ranging from
7/15/2023 – 5/15/2053, a total value of $16,139,912.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $3,192,318.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 3 9/2023 EUR 144,922 2,014
FTSE 100 Index 1 9/2023 GBP 95,777 362
Net contracts 2,376
As of June 30, 2023, the Fund had $16,764 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
GBP British Pound
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 2 .9%
Boeing Co. (The)* 64,967 13,718,432
Howmet Aerospace, Inc. 303,307 15,031,895
Lockheed Martin Corp. 67,798 31,212,843
Textron, Inc. 80,580 5,449,625
65,412,795
Air Freight & Logistics 0 .0%
†
CH Robinson Worldwide, Inc. 8,302 783,294
Automobile Components 0 .3%
Lear Corp. 45,930 6,593,252
Automobiles 2 .7%
General Motors Co. 704,907 27,181,214
Tesla, Inc.* 115,495 30,233,126
Thor Industries, Inc. 26,539 2,746,787
60,161,127
Banks 2 .7%
Bank of America Corp. 1,245,238 35,725,878
Citigroup, Inc. 305,074 14,045,607
East West Bancorp, Inc. 23,463 1,238,612
JPMorgan Chase & Co. 66,739 9,706,520
Webster Financial Corp. 30,547 1,153,149
61,869,766
Beverages 2 .2%
Coca-Cola Co. (The) 509,128 30,659,688
Monster Beverage Corp.* 331,188 19,023,439
49,683,127
Biotechnology 4 .0%
AbbVie, Inc. 95,927 12,924,245
BioMarin Pharmaceutical, Inc.* 27,273 2,364,024
Incyte Corp.* 362,447 22,562,326
Moderna, Inc.* 76,555 9,301,432
Neurocrine Biosciences, Inc.* 8,934 842,476
Regeneron Pharmaceuticals,
Inc.* 1,289 926,198
Sarepta Therapeutics, Inc.* 37,914 4,341,911
Ultragenyx Pharmaceutical,
Inc.* 24,830 1,145,408
United Therapeutics Corp.* 31,645 6,985,634
Vertex Pharmaceuticals, Inc.* 84,851 29,859,915
91,253,569
Broadline Retail 2 .8%
Amazon.com, Inc.* 400,861 52,256,240
MercadoLibre, Inc.* 8,303 9,835,734
62,091,974
Building Products 1 .2%
Johnson Controls International
plc 404,156 27,539,190
Capital Markets 2 .8%
Bank of New York Mellon
Corp. (The) 251,305 11,188,099
CME Group, Inc. 156,096 28,923,028
MarketAxess Holdings, Inc. 23,331 6,099,190
Moody's Corp. 7,860 2,733,079
MSCI, Inc., Class A 26,702 12,530,981
S&P Global, Inc. 5,617 2,251,799
63,726,176
Common Stocks
Shares Value ($)
Chemicals 2 .6%
Element Solutions, Inc. 176,728 3,393,178
Linde plc 62,141 23,680,692
Mosaic Co. (The) 62,578 2,190,230
Sherwin-Williams Co. (The) 108,647 28,847,951
58,112,051
Commercial Services & Supplies 2 .4%
Cintas Corp. 54,701 27,190,773
Republic Services, Inc., Class
A 174,663 26,753,132
53,943,905
Communications Equipment 0 .9%
Arista Networks, Inc.* 130,125 21,088,058
Construction Materials 0 .9%
Eagle Materials, Inc. 16,896 3,149,753
Vulcan Materials Co. 78,587 17,716,653
20,866,406
Consumer Finance 0 .8%
Ally Financial, Inc. 155,678 4,204,863
Synchrony Financial 405,071 13,740,008
17,944,871
Consumer Staples Distribution & Retail 1 .1%
Costco Wholesale Corp. 38,381 20,663,563
Kroger Co. (The) 94,036 4,419,692
25,083,255
Containers & Packaging 0 .1%
Graphic Packaging Holding
Co. 134,712 3,237,129
Distributors 1 .1%
LKQ Corp. 407,212 23,728,243
Diversified Telecommunication Services 0 .0%
†
Liberty Global plc, Class C* 56,618 1,006,102
Electrical Equipment 1 .7%
Acuity Brands, Inc. 3,071 500,819
AMETEK, Inc. 166,347 26,928,252
nVent Electric plc 195,561 10,104,637
37,533,708
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 38,077 3,234,641
Teledyne Technologies, Inc.* 34,820 14,314,850
17,549,491
Entertainment 1 .2%
Netflix, Inc.* 52,634 23,184,751
ROBLOX Corp., Class A* 78,634 3,168,950
26,353,701
Financial Services 3 .3%
Berkshire Hathaway, Inc.,
Class B* 174,091 59,365,031
Block, Inc., Class A* 26,511 1,764,837
Toast, Inc., Class A* 349,131 7,879,887
WEX, Inc.* 25,370 4,619,116
73,628,871
Food Products 1 .8%
General Mills, Inc. 77,297 5,928,680
Kraft Heinz Co. (The) 153,083 5,434,446

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Food Products
Mondelez International, Inc.,
Class A 412,599 30,094,971
41,458,097
Ground Transportation 0 .6%
Ryder System, Inc. 59,667 5,059,165
Saia, Inc.* 8,345 2,857,411
Uber Technologies, Inc.* 138,157 5,964,238
13,880,814
Health Care Equipment & Supplies 1 .9%
Boston Scientific Corp.* 386,359 20,898,158
Edwards Lifesciences Corp.* 11,843 1,117,150
Envista Holdings Corp.* 187,524 6,345,812
Inspire Medical Systems, Inc.* 12,604 4,091,763
Penumbra, Inc.* 33,286 11,452,381
43,905,264
Health Care Providers & Services 3 .4%
Centene Corp.* 241,831 16,311,501
CVS Health Corp. 124,052 8,575,715
Elevance Health, Inc. 67,466 29,974,469
Humana, Inc. 26,796 11,981,295
Tenet Healthcare Corp.* 7,286 592,935
UnitedHealth Group, Inc. 5,050 2,427,232
Universal Health Services,
Inc., Class B 43,176 6,811,878
76,675,025
Health Care REITs 1 .0%
Ventas, Inc. 494,237 23,362,583
Hotel & Resort REITs 1 .7%
Host Hotels & Resorts, Inc. 1,254,846 21,119,058
Park Hotels & Resorts, Inc. 1,298,447 16,646,091
37,765,149
Hotels, Restaurants & Leisure 1 .4%
Airbnb, Inc., Class A* 65,407 8,382,561
Hilton Worldwide Holdings,
Inc. 99,991 14,553,690
Norwegian Cruise Line
Holdings Ltd.* 84,380 1,836,953
Wingstop, Inc. 33,012 6,607,682
31,380,886
Household Durables 0 .5%
Garmin Ltd. 67,271 7,015,693
Lennar Corp., Class A 40,681 5,097,736
12,113,429
Household Products 0 .6%
Kimberly-Clark Corp. 95,207 13,144,278
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 126,875 2,630,119
Industrial REITs 1 .7%
First Industrial Realty Trust,
Inc. 97,412 5,127,768
Prologis, Inc. 256,166 31,413,636
Rexford Industrial Realty, Inc. 18,671 975,000
37,516,404
Common Stocks
Shares Value ($)
Insurance 3 .3%
American Financial Group, Inc. 29,439 3,495,881
Arch Capital Group Ltd.* 245,471 18,373,504
Chubb Ltd. 105,110 20,239,982
Globe Life, Inc. 48,639 5,331,807
MetLife, Inc. 219,993 12,436,204
Prudential Financial, Inc. 98,712 8,708,373
Travelers Cos., Inc. (The) 14,660 2,545,856
W R Berkley Corp. 39,986 2,381,566
73,513,173
Interactive Media & Services 5 .3%
Alphabet, Inc., Class A* 809,079 96,846,757
Meta Platforms, Inc., Class A* 80,247 23,029,284
TripAdvisor, Inc.* 31,478 519,072
120,395,113
IT Services 1 .2%
Gartner, Inc.* 60,597 21,227,735
Okta, Inc., Class A* 31,972 2,217,258
Snowflake, Inc., Class A* 17,098 3,008,906
26,453,899
Leisure Products 0 .2%
Mattel, Inc.* 38,386 750,062
Polaris, Inc. 27,678 3,347,101
4,097,163
Life Sciences Tools & Services 1 .6%
Agilent Technologies, Inc. 95,636 11,500,229
Bruker Corp. 114,806 8,486,460
Mettler-Toledo International,
Inc.* 5,599 7,343,872
QIAGEN NV* 184,149 8,292,229
35,622,790
Machinery 0 .3%
Allison Transmission Holdings,
Inc. 18,414 1,039,654
PACCAR, Inc. 10,801 903,504
Pentair plc 40,870 2,640,202
RBC Bearings, Inc.* 7,220 1,570,133
6,153,493
Media 0 .9%
Cable One, Inc. 1,769 1,162,374
News Corp., Class A 51,666 1,007,487
Trade Desk, Inc. (The), Class
A* 241,630 18,658,669
20,828,530
Oil, Gas & Consumable Fuels 2 .2%
Cheniere Energy, Inc. 181,598 27,668,271
Exxon Mobil Corp. 9,418 1,010,081
Marathon Petroleum Corp. 107,707 12,558,636
Valero Energy Corp. 79,553 9,331,567
50,568,555
Pharmaceuticals 3 .0%
Bristol-Myers Squibb Co. 322,202 20,604,818
Elanco Animal Health, Inc.* 1,815,615 18,265,087
Jazz Pharmaceuticals plc* 7,002 868,038
Johnson & Johnson 9,455 1,564,991
Organon & Co. 194,593 4,049,480

NVIT GS Large Cap Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Pharmaceuticals
Royalty Pharma plc, Class A 743,159 22,844,708
68,197,122
Professional Services 0 .7%
Automatic Data Processing,
Inc. 14,163 3,112,886
Concentrix Corp. 42,751 3,452,143
Equifax, Inc. 38,424 9,041,167
15,606,196
Residential REITs 0 .8%
Camden Property Trust 58,325 6,349,843
Mid-America Apartment
Communities, Inc. 74,850 11,366,721
17,716,564
Retail REITs 0 .1%
Brixmor Property Group, Inc. 81,497 1,792,934
Semiconductors & Semiconductor Equipment 4 .3%
KLA Corp. 3,719 1,803,789
Microchip Technology, Inc. 201,819 18,080,964
Monolithic Power Systems,
Inc. 5,217 2,818,380
NVIDIA Corp. 176,745 74,766,670
97,469,803
Software 9 .9%
Autodesk, Inc.* 109,667 22,438,965
Fortinet, Inc.* 259,156 19,589,602
Microsoft Corp. 411,781 140,227,902
Salesforce, Inc.* 65,634 13,865,839
ServiceNow, Inc.* 23,929 13,447,380
Splunk, Inc.* 104,318 11,067,096
VMware, Inc., Class A* 10,856 1,559,899
222,196,683
Common Stocks
Shares Value ($)
Specialized REITs 0 .4%
Lamar Advertising Co., Class A 82,910 8,228,818
National Storage Affiliates
Trust 10,005 348,474
8,577,292
Specialty Retail 2 .5%
AutoNation, Inc.* 24,084 3,964,467
CarMax, Inc.* 226,621 18,968,178
Chewy, Inc., Class A* 483,539 19,085,284
Five Below, Inc.* 42,605 8,373,587
Ross Stores, Inc. 51,179 5,738,701
56,130,217
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 784,295 152,129,701
Hewlett Packard Enterprise
Co. 731,166 12,283,589
164,413,290
Textiles, Apparel & Luxury Goods 2 .3%
Crocs, Inc.* 33,972 3,819,812
Deckers Outdoor Corp.* 9,992 5,272,379
Lululemon Athletica, Inc.* 71,611 27,104,763
Skechers USA, Inc., Class A* 295,881 15,581,093
51,778,047
Trading Companies & Distributors 0 .1%
SiteOne Landscape Supply,
Inc.* 7,398 1,238,129
Total Investments
(cost $1,867,598,743) — 99.6% 2,245,771,102
Other assets in excess of liabilities — 0.4% 9,028,539
NET ASSETS — 100.0%
$ 2,254,799,641
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 34 9/2023 USD 7,630,025 129,998
Net contracts 129,998
As of June 30, 2023, the Fund had $418,880 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .3%
AAR Corp.* 11,971 691,445
AeroVironment, Inc.* 2,017 206,299
Ducommun, Inc.* 2,807 122,301
Moog, Inc., Class A 1,215 131,742
National Presto Industries, Inc.
(a) 5,258 384,886
Parsons Corp.*(a) 11,612 559,002
Triumph Group, Inc.* 59,566 736,831
2,832,506
Automobile Components 0 .7%
American Axle &
Manufacturing Holdings,
Inc.* 30,884 255,411
Fox Factory Holding Corp.*(a) 4,977 540,054
Luminar Technologies, Inc.,
Class A* 18,624 128,133
Modine Manufacturing Co.* 5,233 172,794
Visteon Corp.*(a) 2,336 335,473
1,431,865
Banks 6 .7%
Amalgamated Financial Corp. 36,042 579,916
Ameris Bancorp 24,742 846,424
Associated Banc-Corp. 23,438 380,399
Axos Financial, Inc.* 5,579 220,036
BancFirst Corp. 4,381 403,052
Bancorp, Inc. (The)* 10,897 355,787
Bank of NT Butterfield & Son
Ltd. (The) 49,683 1,359,327
Banner Corp. 2,266 98,956
Business First Bancshares,
Inc. 11,137 167,835
Carter Bankshares, Inc.* 5,183 76,657
Central Pacific Financial Corp. 8,532 134,038
Community Trust Bancorp, Inc. 2,955 105,109
Enterprise Financial Services
Corp. 2,194 85,785
Esquire Financial Holdings,
Inc. 6,490 296,853
Financial Institutions, Inc. 4,495 70,751
First Bancorp 69,464 848,850
First Bancorp, Inc. (The)(a) 5,739 139,687
Glacier Bancorp, Inc. 23,932 745,960
Hancock Whitney Corp. 16,781 644,055
Hanmi Financial Corp. 5,459 81,503
Heritage Financial Corp. 37,485 606,132
Home Bancorp, Inc. 8,503 282,385
HomeTrust Bancshares, Inc. 3,466 72,405
Independent Bank Corp. 1,629 27,628
International Bancshares Corp. 19,614 866,939
Live Oak Bancshares, Inc.(a) 1,557 40,965
Macatawa Bank Corp. 10,961 101,718
Metrocity Bankshares, Inc. 3,764 67,338
National Bank Holdings Corp.,
Class A 24,723 717,956
Northeast Bank 5,985 249,395
Northeast Community
Bancorp, Inc.(a) 8,246 122,700
Old Second Bancorp, Inc. 23,098 301,660
Origin Bancorp, Inc. 1,412 41,372
Common Stocks
Shares Value ($)
Banks
Pathward Financial, Inc. 13,951 646,768
Renasant Corp. 446 11,654
Seacoast Banking Corp. of
Florida(a) 12,544 277,222
Sierra Bancorp 2,948 50,027
TrustCo Bank Corp. 21,343 610,623
UMB Financial Corp. 11,679 711,251
Valley National Bancorp 97,020 751,905
Veritex Holdings, Inc. 14,267 255,807
14,454,830
Beverages 1 .3%
Coca-Cola Consolidated, Inc.
(a) 2,363 1,502,915
National Beverage Corp.*(a) 4,348 210,226
Primo Water Corp. 93,550 1,173,117
2,886,258
Biotechnology 7 .8%
89bio, Inc.*(a) 13,199 250,121
ACADIA Pharmaceuticals,
Inc.*(a) 46,281 1,108,430
ADMA Biologics, Inc.* 50,046 184,670
Agenus, Inc.* 81,250 130,000
Alkermes plc* 28,025 877,182
ALX Oncology Holdings, Inc.* 15,096 113,371
Amicus Therapeutics, Inc.*(a) 94,949 1,192,559
Arcturus Therapeutics
Holdings, Inc.*(a) 3,383 97,024
Arrowhead Pharmaceuticals,
Inc.* 8,303 296,085
Astria Therapeutics, Inc.*(a) 3,336 27,789
Aurinia Pharmaceuticals, Inc.* 106,575 1,031,646
Avid Bioservices, Inc.*(a) 2,326 32,494
BioCryst Pharmaceuticals,
Inc.*(a) 23,492 165,384
Biohaven Ltd.* 35,848 857,484
CareDx, Inc.*(a) 43,724 371,654
Catalyst Pharmaceuticals,
Inc.*(a) 35,822 481,448
Celldex Therapeutics, Inc.* 2,491 84,520
Deciphera Pharmaceuticals,
Inc.* 14,703 207,018
Denali Therapeutics, Inc.* 8,935 263,672
Dyne Therapeutics, Inc.* 14,544 163,620
Eagle Pharmaceuticals,
Inc.*(a) 12,596 244,866
Enanta Pharmaceuticals, Inc.* 9,753 208,714
Erasca, Inc.* 14,683 40,525
Generation Bio Co.*(a) 12,633 69,481
Halozyme Therapeutics, Inc.* 2,341 84,440
Ideaya Biosciences, Inc.*(a) 19,003 446,570
Iovance Biotherapeutics, Inc.* 57,148 402,322
iTeos Therapeutics, Inc.* 11,662 154,405
KalVista Pharmaceuticals,
Inc.* 15,107 135,963
Karyopharm Therapeutics,
Inc.* 77,217 138,218
Kiniksa Pharmaceuticals Ltd.,
Class A* 27,309 384,511
Kodiak Sciences, Inc.* 53,286 367,673

NVIT GS Small Cap Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 3,884 41,093
MacroGenics, Inc.* 10,765 57,593
Madrigal Pharmaceuticals,
Inc.* 1,964 453,684
MannKind Corp.* 7,653 31,148
MeiraGTx Holdings plc* 8,375 56,280
PMV Pharmaceuticals, Inc.* 36,705 229,773
PTC Therapeutics, Inc.*(a) 7,552 307,140
Rallybio Corp.*(a) 2,162 12,237
REVOLUTION Medicines,
Inc.* 1,596 42,693
Rhythm Pharmaceuticals,
Inc.*(a) 1,564 25,790
Rigel Pharmaceuticals, Inc.* 48,854 63,022
Rocket Pharmaceuticals, Inc.* 31,933 634,509
Selecta Biosciences, Inc.*(a) 27,105 30,358
SpringWorks Therapeutics,
Inc.* 16,868 442,279
Sutro Biopharma, Inc.* 92,569 430,446
TG Therapeutics, Inc.* 36,485 906,287
Travere Therapeutics, Inc.* 11,521 176,963
Vanda Pharmaceuticals, Inc.* 42,636 280,971
Vaxcyte, Inc.* 9,916 495,205
Veracyte, Inc.* 14,316 364,629
Vericel Corp.* 16,202 608,709
Viking Therapeutics, Inc.*(a) 1,764 28,594
Vir Biotechnology, Inc.* 2,763 67,776
Viridian Therapeutics, Inc.* 2,115 50,316
X4 Pharmaceuticals, Inc.*(a) 23,307 45,216
Y-mAbs Therapeutics, Inc.* 48,559 329,716
16,826,286
Building Products 1 .6%
AAON, Inc. 7,628 723,211
American Woodmark Corp.* 623 47,578
CSW Industrials, Inc. 1,704 283,188
Griffon Corp. 5,166 208,190
Masterbrand, Inc.* 16,778 195,128
Simpson Manufacturing Co.,
Inc.(a) 13,885 1,923,072
3,380,367
Capital Markets 0 .3%
Donnelley Financial Solutions,
Inc.* 2,657 120,973
Open Lending Corp.* 45,590 479,151
600,124
Chemicals 1 .4%
Aspen Aerogels, Inc.*(a) 6,671 52,634
Innospec, Inc. 12,464 1,251,884
LSB Industries, Inc.* 21,214 208,958
Minerals Technologies, Inc. 20,183 1,164,357
Orion SA 12,315 261,325
2,939,158
Commercial Services & Supplies 1 .1%
ACV Auctions, Inc., Class A* 44,201 763,351
Ennis, Inc. 33,958 692,064
Healthcare Services Group,
Inc. 20,656 308,394
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc.* 2,716 114,398
Steelcase, Inc., Class A(a) 71,740 553,116
2,431,323
Communications Equipment 1 .1%
Extreme Networks, Inc.* 9,760 254,248
Harmonic, Inc.* 36,016 582,379
NetScout Systems, Inc.*(a) 10,401 321,911
Viavi Solutions, Inc.*(a) 107,365 1,216,445
2,374,983
Construction & Engineering 2 .0%
Arcosa, Inc. 7,966 603,584
Comfort Systems USA, Inc.(a) 11,637 1,910,795
IES Holdings, Inc.* 1,021 58,074
MYR Group, Inc.* 733 101,403
Northwest Pipe Co.* 5,758 174,122
Sterling Infrastructure, Inc.* 24,557 1,370,281
4,218,259
Construction Materials 0 .7%
Summit Materials, Inc., Class
A* 40,176 1,520,662
Consumer Finance 0 .2%
Upstart Holdings, Inc.*(a) 10,399 372,388
Consumer Staples Distribution & Retail 0 .9%
Chefs' Warehouse, Inc.
(The)*(a) 6,158 220,210
PriceSmart, Inc. 16,031 1,187,256
Sprouts Farmers Market, Inc.* 12,738 467,867
1,875,333
Diversified Consumer Services 1 .2%
Coursera, Inc.* 76,722 998,921
Duolingo, Inc., Class A*(a) 10,878 1,554,901
Frontdoor, Inc.* 2,621 83,610
2,637,432
Diversified REITs 0 .6%
American Assets Trust, Inc. 17,820 342,144
Essential Properties Realty
Trust, Inc. 40,818 960,856
1,303,000
Diversified Telecommunication Services 0 .1%
Bandwidth, Inc., Class A* 1,697 23,215
Globalstar, Inc.* 142,891 154,322
Ooma, Inc.* 1,389 20,794
198,331
Electrical Equipment 3 .6%
Allied Motion Technologies,
Inc. 1,281 51,163
Array Technologies, Inc.* 6,919 156,369
Atkore, Inc.* 12,653 1,973,109
Encore Wire Corp. 9,037 1,680,249
FTC Solar, Inc.*(a) 145,880 469,734
NEXTracker, Inc., Class A*(a) 32,159 1,280,250
Powell Industries, Inc. 22,286 1,350,309
Shoals Technologies Group,
Inc., Class A*(a) 1,501 38,365

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.*(a) 15,252 823,608
7,823,156
Electronic Equipment, Instruments & Components 2 .2%
Advanced Energy Industries,
Inc. 6,938 773,240
Badger Meter, Inc. 4,255 627,868
Belden, Inc.(a) 2,076 198,569
ePlus, Inc.* 5,720 322,036
Fabrinet* 4,348 564,718
Itron, Inc.* 652 47,009
Knowles Corp.* 7,375 133,193
Methode Electronics, Inc. 4,901 164,282
Napco Security Technologies,
Inc.(a) 4,413 152,910
nLight, Inc.* 5,609 86,491
PC Connection, Inc.(a) 2,752 124,115
Sanmina Corp.* 20,244 1,220,106
Vishay Precision Group, Inc.* 11,500 427,225
4,841,762
Energy Equipment & Services 1 .1%
ChampionX Corp.(a) 14,356 445,610
DMC Global, Inc.* 7,813 138,759
Dril-Quip, Inc.* 4,982 115,931
Nabors Industries Ltd.*(a) 3,095 287,928
Oil States International, Inc.* 5,248 39,202
Patterson-UTI Energy, Inc. 10,222 122,357
RPC, Inc.(a) 59,075 422,386
Tidewater, Inc.* 9,497 526,514
Weatherford International plc* 4,618 306,728
2,405,415
Entertainment 0 .1%
IMAX Corp.* 2,203 37,429
Madison Square Garden
Entertainment Corp.* 4,474 150,416
Vivid Seats, Inc., Class A* 7,959 63,035
250,880
Financial Services 2 .7%
A-Mark Precious Metals, Inc.
(a) 25,506 954,817
Banco Latinoamericano de
Comercio Exterior SA, Class
E 58,880 1,298,893
Essent Group Ltd. 4,766 223,049
EVERTEC, Inc. 39,461 1,453,349
Flywire Corp.*(a) 8,507 264,057
I3 Verticals, Inc., Class A* 11,360 259,690
Merchants Bancorp 3,186 81,498
NMI Holdings, Inc., Class A* 30,776 794,636
Pagseguro Digital Ltd., Class
A*(a) 7,686 72,556
Repay Holdings Corp., Class
A* 7,532 58,975
StoneCo Ltd., Class A* 31,332 399,170
5,860,690
Food Products 0 .7%
B&G Foods, Inc. 9,000 125,280
Common Stocks
Shares Value ($)
Food Products
John B Sanfilippo & Son, Inc. 12,237 1,435,033
1,560,313
Ground Transportation 0 .4%
Marten Transport Ltd. 40,407 868,751
Health Care Equipment & Supplies 3 .1%
Alphatec Holdings, Inc.* 19,957 358,827
AngioDynamics, Inc.* 29,677 309,531
Artivion, Inc.*(a) 6,240 107,265
AtriCure, Inc.* 13,052 644,247
Inari Medical, Inc.* 24,586 1,429,430
Inmode Ltd.*(a) 3,515 131,285
iRadimed Corp. 2,682 128,039
Lantheus Holdings, Inc.* 6,872 576,698
LeMaitre Vascular, Inc. 12,274 825,795
LivaNova plc* 9,841 506,123
Merit Medical Systems,
Inc.*(a) 2,458 205,587
Pulmonx Corp.* 11,448 150,083
Surmodics, Inc.* 3,359 105,170
TransMedics Group, Inc.*(a) 2,008 168,632
Treace Medical Concepts,
Inc.* 2,664 68,145
Utah Medical Products, Inc. 4,944 460,781
Varex Imaging Corp.*(a) 23,359 550,572
6,726,210
Health Care Providers & Services 3 .6%
Accolade, Inc.* 14,658 197,443
Alignment Healthcare, Inc.* 65,381 375,941
Brookdale Senior Living, Inc.* 56,363 237,852
Cano Health, Inc.*(a) 31,537 43,836
Guardant Health, Inc.* 4,790 171,482
HealthEquity, Inc.*(a) 834 52,659
Hims & Hers Health, Inc.* 98,658 927,385
Joint Corp. (The)* 42,696 576,396
National HealthCare Corp. 8,938 552,547
Owens & Minor, Inc.* 5,306 101,026
Pediatrix Medical Group, Inc.* 31,679 450,159
Pennant Group, Inc. (The)* 48,812 599,411
PetIQ, Inc., Class A* 6,321 95,890
Progyny, Inc.* 23,573 927,362
Select Medical Holdings Corp.
(a) 51,392 1,637,349
Surgery Partners, Inc.*(a) 17,446 784,896
7,731,634
Health Care REITs 0 .1%
Community Healthcare Trust,
Inc.(a) 8,611 284,335
Diversified Healthcare Trust 18,891 42,505
326,840
Health Care Technology 0 .3%
Health Catalyst, Inc.* 10,922 136,525
NextGen Healthcare, Inc.* 7,821 126,856
Phreesia, Inc.* 9,875 306,224
569,605
Hotel & Resort REITs 2 .9%
Chatham Lodging Trust 102,655 960,851
DiamondRock Hospitality Co. 160,015 1,281,720

NVIT GS Small Cap Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Hotel & Resort REITs
RLJ Lodging Trust 127,150 1,305,830
Ryman Hospitality Properties,
Inc. 17,317 1,609,096
Service Properties Trust 85,404 742,161
Xenia Hotels & Resorts, Inc. 29,186 359,280
6,258,938
Hotels, Restaurants & Leisure 3 .2%
Brinker International, Inc.* 1,898 69,467
Chuy's Holdings, Inc.* 18,173 741,822
Dave & Buster's
Entertainment, Inc.* 14,601 650,621
Everi Holdings, Inc.* 30,548 441,724
First Watch Restaurant Group,
Inc.* 65,460 1,106,274
International Game
Technology plc(a) 35,128 1,120,232
Krispy Kreme, Inc. 17,544 258,423
Monarch Casino & Resort, Inc. 4,589 323,295
PlayAGS, Inc.* 31,208 176,325
Portillo's, Inc., Class A*(a) 45,911 1,034,375
Sabre Corp.* 148,745 474,496
Shake Shack, Inc., Class A*(a) 4,925 382,771
Xponential Fitness, Inc., Class
A* 13,043 224,992
7,004,817
Household Durables 2 .2%
Beazer Homes USA, Inc.* 4,440 125,608
Green Brick Partners, Inc.* 13,079 742,887
Hovnanian Enterprises, Inc.,
Class A* 1,431 141,969
LGI Homes, Inc.* 12,390 1,671,287
M/I Homes, Inc.*(a) 18,440 1,607,784
Taylor Morrison Home Corp.,
Class A* 8,100 395,037
4,684,572
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc. 1,995 160,518
Industrial REITs 0 .9%
LXP Industrial Trust(a) 121,021 1,179,955
Plymouth Industrial REIT, Inc. 4,677 107,664
Terreno Realty Corp. 9,446 567,705
1,855,324
Insurance 5 .1%
Ambac Financial Group, Inc.* 20,116 286,452
American Equity Investment
Life Holding Co. 21,017 1,095,196
AMERISAFE, Inc. 1,296 69,103
BRP Group, Inc., Class A*(a) 22,886 567,115
CNO Financial Group, Inc. 68,843 1,629,514
Crawford & Co., Class A 21,504 238,479
Employers Holdings, Inc. 34,722 1,298,950
Enstar Group Ltd.* 2,309 563,950
Genworth Financial, Inc.,
Class A* 124,449 622,245
Goosehead Insurance, Inc.,
Class A*(a) 24,058 1,513,008
Common Stocks
Shares Value ($)
Insurance
Hippo Holdings, Inc.* 7,834 129,496
James River Group Holdings
Ltd. 22,061 402,834
Lemonade, Inc.*(a) 29,568 498,221
Oscar Health, Inc., Class A* 16,167 130,306
Palomar Holdings, Inc.* 19,840 1,151,513
Skyward Specialty Insurance
Group, Inc.* 7,773 197,434
Stewart Information Services
Corp. 15,314 630,018
11,023,834
Interactive Media & Services 0 .7%
Bumble, Inc., Class A* 4,899 82,205
Cargurus, Inc., Class A* 8,405 190,205
DHI Group, Inc.* 4,534 17,365
Eventbrite, Inc., Class A* 19,607 187,247
Vimeo, Inc.* 171,600 706,992
ZipRecruiter, Inc., Class A* 19,621 348,469
1,532,483
IT Services 0 .7%
Fastly, Inc., Class A* 41,903 660,810
Perficient, Inc.*(a) 5,342 445,149
Squarespace, Inc., Class A*(a) 15,791 498,048
1,604,007
Leisure Products 0 .2%
Malibu Boats, Inc., Class A* 4,251 249,364
MasterCraft Boat Holdings,
Inc.* 3,737 114,539
363,903
Life Sciences Tools & Services 0 .7%
Adaptive Biotechnologies
Corp.* 68,735 461,212
CryoPort, Inc.* 17,935 309,379
Mesa Laboratories, Inc.(a) 944 121,304
NanoString Technologies, Inc.* 32,616 132,095
Pacific Biosciences of
California, Inc.* 35,219 468,412
1,492,402
Machinery 2 .8%
Chart Industries, Inc.*(a) 3,457 552,394
Columbus McKinnon Corp. 3,726 151,462
Douglas Dynamics, Inc. 7,554 225,714
ESCO Technologies, Inc. 704 72,955
Franklin Electric Co., Inc. 16,683 1,716,681
Kadant, Inc. 735 163,243
Kennametal, Inc. 2,924 83,012
Manitowoc Co., Inc. (The)* 7,824 147,326
Mueller Industries, Inc. 20,545 1,793,168
Omega Flex, Inc.(a) 1,099 114,054
Wabash National Corp. 11,456 293,732
Watts Water Technologies,
Inc., Class A 4,029 740,248
6,053,989
Media 1 .0%
Daily Journal Corp.* 411 118,894
EW Scripps Co. (The), Class
A* 18,208 166,603

34 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Media
Gray Television, Inc. 34,362 270,772
TechTarget, Inc.* 16,667 518,844
Thryv Holdings, Inc.*(a) 42,328 1,041,269
2,116,382
Metals & Mining 2 .7%
ATI, Inc.*(a) 20,708 915,915
Carpenter Technology Corp. 26,634 1,494,967
Coeur Mining, Inc.* 171,411 486,807
Commercial Metals Co. 9,106 479,522
Constellium SE, Class A* 50,076 861,307
Haynes International, Inc. 16,360 831,415
Olympic Steel, Inc. 3,515 172,235
Piedmont Lithium, Inc.* 10,213 589,392
5,831,560
Mortgage Real Estate Investment Trusts (REITs) 1 .0%
ARMOUR Residential REIT,
Inc.(a) 81,425 433,995
BrightSpire Capital, Inc., Class
A(a) 45,278 304,721
KKR Real Estate Finance
Trust, Inc. 21,909 266,632
MFA Financial, Inc. 63,647 715,392
Nexpoint Real Estate Finance,
Inc. 21,084 328,700
Two Harbors Investment Corp. 4,419 61,336
2,110,776
Office REITs 0 .5%
City Office REIT, Inc. 7,352 40,951
Equity Commonwealth 49,408 1,001,006
1,041,957
Oil, Gas & Consumable Fuels 5 .0%
Amplify Energy Corp.* 5,643 38,203
Arch Resources, Inc. 642 72,392
Ardmore Shipping Corp. 52,548 648,968
Centrus Energy Corp., Class
A* 1,211 39,430
CONSOL Energy, Inc. 4,734 321,012
Delek US Holdings, Inc. 10,710 256,504
DHT Holdings, Inc. 105,922 903,515
Dorian LPG Ltd.(a) 27,360 701,784
Golar LNG Ltd. 49,715 1,002,752
Green Plains, Inc.*(a) 2,944 94,915
International Seaways, Inc. 34,539 1,320,771
Nordic American Tankers Ltd. 307,530 1,128,635
PBF Energy, Inc., Class A 7,883 322,730
Peabody Energy Corp.(a) 19,856 430,081
Scorpio Tankers, Inc. 30,565 1,443,585
Teekay Corp.* 101,878 615,343
Teekay Tankers Ltd., Class A 31,385 1,199,849
Vitesse Energy, Inc.(a) 11,591 259,638
10,800,107
Passenger Airlines 0 .5%
Frontier Group Holdings, Inc.* 11,244 108,730
Joby Aviation, Inc.*(a) 14,320 146,923
Sun Country Airlines Holdings,
Inc.* 39,732 893,175
1,148,828
Common Stocks
Shares Value ($)
Personal Care Products 0 .9%
Beauty Health Co. (The)* 28,512 238,646
elf Beauty, Inc.*(a) 15,141 1,729,556
1,968,202
Pharmaceuticals 1 .6%
Amneal Pharmaceuticals, Inc.* 42,185 130,773
Amphastar Pharmaceuticals,
Inc.* 10,234 588,148
Arvinas, Inc.* 4,846 120,278
Assertio Holdings, Inc.* 24,853 134,703
Axsome Therapeutics, Inc.*(a) 3,148 226,215
Collegium Pharmaceutical,
Inc.* 7,434 159,757
Edgewise Therapeutics,
Inc.*(a) 3,269 25,335
Harmony Biosciences
Holdings, Inc.*(a) 17,509 616,142
Phibro Animal Health Corp.,
Class A 17,563 240,613
Prestige Consumer
Healthcare, Inc.* 21,614 1,284,520
3,526,484
Professional Services 2 .1%
Alight, Inc., Class A* 24,119 222,860
CBIZ, Inc.*(a) 11,765 626,839
ExlService Holdings, Inc.* 4,073 615,267
Exponent, Inc.(a) 17,258 1,610,517
Franklin Covey Co.* 12,529 547,267
IBEX Holdings Ltd.* 16,803 356,728
Legalzoom.com, Inc.*(a) 11,357 137,192
NV5 Global, Inc.*(a) 3,221 356,790
Red Violet, Inc.*(a) 5,057 104,022
4,577,482
Real Estate Management & Development 0 .8%
Anywhere Real Estate, Inc.* 21,100 140,948
Compass, Inc., Class A* 126,224 441,784
Newmark Group, Inc., Class A 37,564 233,648
Redfin Corp.*(a) 65,883 818,267
1,634,647
Residential REITs 1 .8%
Centerspace 15,253 935,924
Independence Realty Trust,
Inc. 90,508 1,649,056
NexPoint Residential Trust,
Inc. 29,219 1,328,880
3,913,860
Retail REITs 0 .2%
Macerich Co. (The) 11,479 129,368
SITE Centers Corp. 15,427 203,945
Tanger Factory Outlet Centers,
Inc.(a) 3,505 77,356
410,669
Semiconductors & Semiconductor Equipment 2 .2%
Aehr Test Systems*(a) 2,769 114,221
Axcelis Technologies, Inc.* 8,272 1,516,506
Cohu, Inc.* 10,238 425,491
Diodes, Inc.* 12,093 1,118,482
FormFactor, Inc.* 20,868 714,103

NVIT GS Small Cap Equity Insights Fund - June 30, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
MaxLinear, Inc., Class A* 25,564 806,800
Synaptics, Inc.* 604 51,569
4,747,172
Software 4 .9%
Alarm.com Holdings, Inc.* 14,086 727,965
American Software, Inc., Class
A 4,626 48,619
Appian Corp., Class A* 13,890 661,164
Asana, Inc., Class A* 45,907 1,011,790
BlackLine, Inc.* 1,427 76,801
C3.ai, Inc., Class A*(a) 3,307 120,474
Clear Secure, Inc., Class A(a) 57,187 1,325,023
CommVault Systems, Inc.* 20,734 1,505,703
Marathon Digital Holdings,
Inc.* 6,705 92,931
MicroStrategy, Inc., Class A* 726 248,597
PROS Holdings, Inc.*(a) 19,325 595,210
Qualys, Inc.* 3,724 481,029
Riot Platforms, Inc.* 4,734 55,956
Sapiens International Corp.
NV 25,780 685,748
SolarWinds Corp.* 25,612 262,779
Sprout Social, Inc., Class A*(a) 11,601 535,502
SPS Commerce, Inc.*(a) 5,245 1,007,355
Tenable Holdings, Inc.*(a) 667 29,048
Varonis Systems, Inc., Class
B* 4,911 130,878
Yext, Inc.* 47,897 541,715
Zeta Global Holdings Corp.,
Class A* 47,462 405,326
Zuora, Inc., Class A* 10,953 120,154
10,669,767
Specialized REITs 0 .4%
Outfront Media, Inc.(a) 61,746 970,647
Specialty Retail 3 .3%
Asbury Automotive Group,
Inc.* 6,746 1,621,873
CarParts.com, Inc.* 38,473 163,510
Carvana Co., Class A*(a) 4,806 124,572
Cato Corp. (The), Class A 7,842 62,971
EVgo, Inc., Class A* 44,761 179,044
Group 1 Automotive, Inc. 6,002 1,549,116
Monro, Inc. 18,340 745,154
National Vision Holdings, Inc.* 5,061 122,932
Overstock.com, Inc.* 4,340 141,354
PetMed Express, Inc.(a) 2,618 36,102
Sally Beauty Holdings, Inc.*(a) 22,744 280,889
Sleep Number Corp.* 2,004 54,669
Sonic Automotive, Inc., Class
A 15,770 751,756
Urban Outfitters, Inc.* 30,176 999,731
Warby Parker, Inc., Class A* 13,296 155,430
Winmark Corp. 426 141,632
7,130,735
Technology Hardware, Storage & Peripherals 1 .2%
IonQ, Inc.*(a) 17,722 239,779
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.*(a) 9,541 2,378,094
2,617,873
Textiles, Apparel & Luxury Goods 0 .4%
G-III Apparel Group Ltd.* 35,310 680,424
Oxford Industries, Inc. 796 78,342
758,766
Trading Companies & Distributors 2 .1%
Applied Industrial
Technologies, Inc. 12,045 1,744,477
GMS, Inc.* 15,643 1,082,496
Herc Holdings, Inc. 2,124 290,669
NOW, Inc.* 1,415 14,660
Rush Enterprises, Inc., Class A 22,019 1,337,434
4,469,736
Total Common Stocks
(cost $196,498,251) 213,728,798
Repurchase Agreements 10 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,984,214,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $7,120,889.
(b)(c) 6,981,264 6,981,264
CF Secured, LLC,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$10,204,295.(b)(c) 10,000,000 10,000,000
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,268,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $3,061,656.
(b)(c) 3,000,000 3,000,000

36 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,000,847,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $21,981,264) 21,981,264
Total Investments
(cost $218,479,515) — 109.2% 235,710,062
Liabilities in excess of other assets — (9.2)% (19,818,182)
NET ASSETS — 100.0%
$ 215,891,880
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $29,523,753, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $21,981,264 and by $8,114,838 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/15/2023 – 11/15/2052, a total value of $30,096,102.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $21,981,264.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 3 9/2023 USD 285,555 (1,049)
Net contracts (1,049)
As of June 30, 2023, the Fund had $20,460 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks 97 .9%
Shares Value ($)
Aerospace & Defense 0 .4%
Textron, Inc. 53,308 3,605,220
Air Freight & Logistics 1 .7%
FedEx Corp. 61,638 15,280,060
Automobile Components 1 .0%
Lear Corp. 66,629 9,564,593
Automobiles 2 .3%
Ford Motor Co. 341,712 5,170,102
General Motors Co. 405,464 15,634,692
20,804,794
Banks 1 .4%
Comerica, Inc. 120,213 5,092,223
KeyCorp 685,171 6,330,980
Zions Bancorp NA 65,281 1,753,447
13,176,650
Beverages 1 .3%
Monster Beverage Corp.* 200,554 11,519,822
Biotechnology 3 .6%
Exelixis, Inc.* 407,966 7,796,230
Incyte Corp.* 112,950 7,031,138
Ionis Pharmaceuticals, Inc.* 81,254 3,333,852
Neurocrine Biosciences, Inc.* 36,041 3,398,666
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,681,030
Vertex Pharmaceuticals, Inc.* 26,062 9,171,478
33,412,394
Broadline Retail 1 .4%
Amazon.com, Inc.* 81,264 10,593,575
Kohl's Corp. 86,677 1,997,905
12,591,480
Building Products 1 .2%
Builders FirstSource, Inc.* 27,969 3,803,784
Trane Technologies plc 39,627 7,579,060
11,382,844
Capital Markets 0 .6%
Interactive Brokers Group,
Inc., Class A 65,409 5,433,526
Chemicals 3 .5%
Corteva, Inc. 99,671 5,711,148
Dow, Inc. 223,461 11,901,533
Eastman Chemical Co. 11,404 954,743
FMC Corp. 49,121 5,125,285
Ginkgo Bioworks Holdings,
Inc., Class A* 279,727 520,292
Huntsman Corp. 282,400 7,630,448
31,843,449
Communications Equipment 2 .0%
Arista Networks, Inc.* 15,709 2,545,801
F5, Inc.* 36,311 5,310,847
Juniper Networks, Inc. 341,958 10,713,544
18,570,192
Construction & Engineering 1 .0%
AECOM 107,429 9,098,162
Construction Materials 0 .3%
Eagle Materials, Inc. 13,160 2,453,287
Common Stocks
Shares Value ($)
Consumer Finance 1 .5%
SLM Corp. 217,248 3,545,487
Synchrony Financial 288,748 9,794,332
13,339,819
Consumer Staples Distribution & Retail 1 .5%
Target Corp. 103,920 13,707,048
Containers & Packaging 0 .2%
Sealed Air Corp. 49,853 1,994,120
Electric Utilities 2 .5%
Constellation Energy Corp. 32,830 3,005,587
NRG Energy, Inc. 264,801 9,900,909
Pinnacle West Capital Corp. 122,830 10,005,732
22,912,228
Entertainment 1 .3%
Live Nation Entertainment,
Inc.* 131,463 11,977,594
Playtika Holding Corp.* 25,182 292,111
12,269,705
Financial Services 3 .3%
Fidelity National Information
Services, Inc. 205,394 11,235,052
Mastercard, Inc., Class A 48,057 18,900,818
30,135,870
Food Products 2 .0%
Lamb Weston Holdings, Inc. 92,717 10,657,819
Post Holdings, Inc.* 93,637 8,113,646
18,771,465
Ground Transportation 0 .6%
Landstar System, Inc. 3,191 614,395
Lyft, Inc., Class A* 529,453 5,077,454
5,691,849
Health Care Equipment & Supplies 1 .9%
Edwards Lifesciences Corp.* 160,454 15,135,626
Tandem Diabetes Care, Inc.* 93,594 2,296,797
17,432,423
Health Care Providers & Services 4 .0%
Cigna Group (The) 24,792 6,956,635
DaVita, Inc.* 107,566 10,807,156
Humana, Inc. 12,922 5,777,814
McKesson Corp. 2,344 1,001,615
Molina Healthcare, Inc.* 16,313 4,914,128
Tenet Healthcare Corp.* 86,433 7,033,917
36,491,265
Hotels, Restaurants & Leisure 4 .6%
Airbnb, Inc., Class A* 22,112 2,833,874
Booking Holdings, Inc.* 4,858 13,118,203
Domino's Pizza, Inc. 26,839 9,044,474
Expedia Group, Inc.* 96,194 10,522,662
MGM Resorts International 165,502 7,268,848
42,788,061
Household Durables 1 .0%
Lennar Corp., Class A 72,445 9,078,083
Independent Power and Renewable Electricity Producers
1 .1%
Vistra Corp. 388,640 10,201,800

38 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Insurance 5 .5%
Allstate Corp. (The) 115,467 12,590,522
Brighthouse Financial, Inc.* 111,396 5,274,601
Brown & Brown, Inc. 13,764 947,514
Everest Re Group Ltd. 21,327 7,290,848
Lincoln National Corp. 241,528 6,221,761
Reinsurance Group of
America, Inc. 70,322 9,752,958
W R Berkley Corp. 151,323 9,012,798
51,091,002
Interactive Media & Services 5 .3%
Alphabet, Inc., Class C* 136,774 16,545,551
Meta Platforms, Inc., Class A* 99,950 28,683,651
Snap, Inc., Class A* 325,820 3,857,709
49,086,911
IT Services 3 .1%
Cognizant Technology
Solutions Corp., Class A 29,156 1,903,304
GoDaddy, Inc., Class A* 108,478 8,149,952
Okta, Inc., Class A* 43,311 3,003,618
Twilio, Inc., Class A* 67,901 4,319,861
VeriSign, Inc.* 50,777 11,474,079
28,850,814
Machinery 3 .0%
AGCO Corp. 50,190 6,595,970
Allison Transmission Holdings,
Inc. 76,046 4,293,557
Oshkosh Corp. 95,026 8,228,301
Otis Worldwide Corp. 93,763 8,345,845
27,463,673
Metals & Mining 0 .1%
MP Materials Corp.* 35,116 803,454
Multi-Utilities 0 .5%
DTE Energy Co. 45,327 4,986,877
Oil, Gas & Consumable Fuels 2 .6%
APA Corp. 34,705 1,185,870
Marathon Petroleum Corp. 95,446 11,129,003
Valero Energy Corp. 96,943 11,371,414
23,686,287
Pharmaceuticals 0 .6%
Organon & Co. 278,700 5,799,747
Professional Services 0 .3%
Dun & Bradstreet Holdings,
Inc. 30,379 351,485
Insperity, Inc. 9,048 1,076,350
TriNet Group, Inc.* 15,433 1,465,672
2,893,507
Residential REITs 0 .8%
Camden Property Trust 65,912 7,175,839
Semiconductors & Semiconductor Equipment 4 .5%
Cirrus Logic, Inc.* 24,581 1,991,307
Intel Corp. 346,511 11,587,328
NVIDIA Corp. 15,166 6,415,521
Qorvo, Inc.* 103,986 10,609,692
Silicon Laboratories, Inc.* 29,553 4,661,690
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Teradyne, Inc. 52,183 5,809,533
41,075,071
Software 10 .9%
Adobe, Inc.* 7,060 3,452,269
Atlassian Corp., Class A* 52,024 8,730,147
Box, Inc., Class A* 214,633 6,305,917
Crowdstrike Holdings, Inc.,
Class A* 46,879 6,885,119
DocuSign, Inc., Class A* 51,085 2,609,933
Dropbox, Inc., Class A* 148,276 3,954,521
Fortinet, Inc.* 243,171 18,381,296
Microsoft Corp. 111,696 38,036,956
New Relic, Inc.* 57,656 3,773,009
Nutanix, Inc., Class A* 49,845 1,398,152
Qualys, Inc.* 18,099 2,337,848
Smartsheet, Inc., Class A* 69,604 2,663,049
Tenable Holdings, Inc.* 52,325 2,278,754
100,806,970
Specialty Retail 2 .3%
Advance Auto Parts, Inc. 71,103 4,998,541
AutoZone, Inc.* 5,669 14,134,858
Ross Stores, Inc. 14,169 1,588,770
20,722,169
Technology Hardware, Storage & Peripherals 9 .6%
Apple, Inc. 381,851 74,067,638
Dell Technologies, Inc., Class
C 271,235 14,676,526
88,744,164
Tobacco 1 .6%
Altria Group, Inc. 332,116 15,044,855
Total Investments
(cost $752,403,420) — 97.9% 901,781,549
Other assets in excess of liabilities — 2.1% 19,572,323
NET ASSETS — 100.0%
$ 921,353,872
*
Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 39
OTC Total return swap contracts outstanding as of June 30, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 23,316 152,953 152,953
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 35,780 5,367 5,367
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 22,072 134,860 134,860
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 141,591 157,166 157,166
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,869 58,713 58,713
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 223,155 4,463 4,463
Apellis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,992 23,170 23,170
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 63,910 301,655 301,655
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 47,821 296,490 296,490
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 25,084 24,081 24,081
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,125 38,092 38,092
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 40,406 70,710 70,710
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 47,519 107,868 107,868
Cognizant
Technology
Solutions Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,749 24,351 24,351
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 93,438 119,788 119,788
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 55,785 18,409 18,409
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 23,196 54,279 54,279
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 520,430 5,204 5,204

40 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 42,128 96,804 96,804
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 65,316 157,412 157,412
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 2,625 27,930 27,930
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 16,968 2,036 2,036
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 26,575 38,268 38,268
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 9,771 60,092 60,092
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 21,537 21,106 21,106
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 812,189 397,973 397,973
Ginkgo Bioworks
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 379,433 15,177 15,177
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 33,680 46,815 46,815
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 111,310 31,167 31,167
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,673 59,473 59,473
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 38,024 49,431 49,431
Insperity, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 19,610 86,284 86,284
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,153 19,549 19,549
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 32,617 98,177 98,177
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 15,407 2,773 2,773
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,748 16,079 16,079
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,900 157,791 157,791

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Kohl's Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 28,423 27,570 27,570
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 188,916 51,706 51,706
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 24,236 16,480 16,480
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 104,028 79,061 79,061
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 21,193 47,684 47,684
Mastercard, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,980 131,377 131,377
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 33,271 3,327 3,327
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 40,994 521,660 521,660
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 18,680 31,569 31,569
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,880 97,927 97,927
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 27,551 35,283 35,283
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,988 219,454 219,454
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 56,744 16,456 16,456
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 35,429 12,754 12,754
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 19,000 202,350 202,350
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 66,605 63,275 63,275
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 1,132 13,557 13,557
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 42,929 4,881 4,881
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 13,632 49,212 49,212

42 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Otis Worldwide
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 37,130 68,319 68,319
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 102,286 52,166 52,166
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 150,691 21,097 21,097
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 1,991 2,748 2,748
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 19,261 66,836 66,836
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 59,956 156,485 156,485
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 41,638 218,183 218,183
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 13,607 19,858 19,858
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 293,119 64,486 64,486
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 12,449 1,879 1,879
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 45,384 24,054 24,054
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 107,598 62,407 62,407
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 41,577 50,724 50,724
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 56,956 215,863 215,863
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 61,857 75,191 75,191
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,370 15,831 15,831
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 41,880 229,839 229,839
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,353 19,338 19,338
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 23,339 35,008 35,008

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 801 3,742 3,742
– –
Total unrealized appreciation 6,011,593 6,011,593
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,405 (7,810) (7,810)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 97,742 (4,887) (4,887)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 14,163 (81,721) (81,721)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 30,132 (91,601) (91,601)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 52,820 (1,056) (1,056)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 15,484 (60,388) (60,388)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 33,995 (21,757) (21,757)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,890 (15,844) (15,844)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 108,225 (107,143) (107,143)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 16,209 (13,453) (13,453)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 57,715 (96,961) (96,961)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 132,059 (99,044) (99,044)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 6,712 (56,649) (56,649)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 27,742 (62,142) (62,142)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,508 (54,743) (54,743)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 42,234 (262,273) (262,273)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 28,268 (135,969) (135,969)

44 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 204,523 (75,674) (75,674)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,728 (26,325) (26,325)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 75,761 (262,891) (262,891)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 190,588 (196,306) (196,306)
Credit Acceptance
Corp.
Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,855 (7,023) (7,023)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 21,597 (118,784) (118,784)
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 16,191 (4,182) (4,182)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 240,631 (12,032) (12,032)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 40,497 (59,834) (59,834)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 31,018 (87,781) (87,781)
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 11,520 (6,221) (6,221)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 36,201 (115,843) (115,843)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,184 (21,102) (21,102)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 63,583 (132,253) (132,253)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 198,079 (207,983) (207,983)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 266,505 (74,621) (74,621)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 134,582 (23,673) (23,673)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 47,881 (88,580) (88,580)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 240,587 (158,777) (158,777)

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 69,325 (51,301) (51,301)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 28,188 (27,906) (27,906)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 132,984 (89,099) (89,099)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 100,292 (42,624) (42,624)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 92,619 (91,570) (91,570)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 41,081 (16,843) (16,843)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,289 (8,176) (8,176)
Marsh & McLennan
Cos., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 23,523 (111,734) (111,734)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,427 (80,157) (80,157)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 524,304 (218,059) (218,059)
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 35,004 (30,453) (30,453)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 420,267 (420,267) (420,267)
MSA Safety, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 26,314 (95,520) (95,520)
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 30,780 (41,592) (41,592)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 160,512 (22,472) (22,472)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 18,657 (9,702) (9,702)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 39,631 (21,401) (21,401)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 466,485 (23,324) (23,324)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 50,373 (28,713) (28,713)

46 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 2,402 (5,549) (5,549)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 38,632 (96,642) (96,642)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 75,368 (60,294) (60,294)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 24,839 (24,839) (24,839)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 37,171 (35,312) (35,312)
Polaris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 17,786 (56,763) (56,763)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 14,533 (81,675) (81,675)
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 6,036 (21,129) (21,129)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,677 (38,743) (38,743)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,669 (954) (954)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 26,833 (63,594) (63,594)
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,446 (85,141) (85,141)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 189,917 (618) (618)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 36,366 (45,821) (45,821)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,551 (128,899) (128,899)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 119,278 (5,964) (5,964)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 161,335 (43,560) (43,560)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,698 (52,325) (52,325)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 20,798 (178,031) (178,031)

NVIT U.S. 130/30 Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 16,823 (223,914) (223,914)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 41,275 (115,157) (115,157)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 13,275 (21,638) (21,638)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,140 (116,544) (116,544)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 69,890 (131,393) (131,393)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 86,213 (84,489) (84,489)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 146,387 (127,288) (127,288)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 389,431 (35,049) (35,049)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 105,989 (34,976) (34,976)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,839 (170,245) (170,245)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,618 (33,480) (33,480)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 32,313 (17,126) (17,126)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 5,920 (1,363) (1,363)
– –
Total unrealized depreciation (6,422,754) (6,422,754)
– –
Net unrealized depreciation (411,161) (411,161)
Financing Costs of Swap Contracts (67,780) (67,780)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (478,941) (478,941)
As of June 30, 2023, the Fund had $140,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

48 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 430,013,931
Repurchase agreements, at value 2,934,200
Cash 520,860
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value 1,278,211
Interest and dividends receivable 3,429,491
Security lending income receivable 2,219
Receivable for investments sold 1,122,140
Receivable for capital shares issued 15,076
Reclaims receivable 13,512
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Due from broker —
Prepaid expenses 2,653
Total Assets 439,332,293
Liabilities:
Payable for investments purchased 881,027
Payable for capital shares redeemed 15,291
Payable for variation margin on futures contracts —
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 2,934,200
Payable for capital gain country tax 3,418
Accrued expenses and other payables:
Investment advisory fees 345,151
Fund administration fees 23,657
Accounting and transfer agent fees 437
Trustee fees 318
Due to broker —
Deferred capital gain country tax 1,219,636
Custodian fees 15,941
Compliance program costs (Note 3) 489
Professional fees 10,646
Printing fees 4,888
Other 441
Total Liabilities 5,455,540
Net Assets $ 433,876,753
* Includes value of securities on loan (Note 2) 3,090,414
Cost of investment securities 421,642,593
Cost of repurchase agreements 2,934,200
Cost of foreign currencies 1,278,983
Represented by:
Capital $ 512,285,776
Total distributable earnings (loss) (78,409,023)
Net Assets $ 433,876,753

1940 Act Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 49
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 733,888,689 $ 2,245,771,102 $ 213,728,798 $ 901,781,549
3,192,318 — 21,981,264 —
— 9,413,437 — 3,131,554
— — — 140,000
21,190 418,880 — —
5,823,992 — — —
543,304 1,891,180 248,921 983,257
4,981 194 4,895 —
2,268 — 3,674,649 13,368,451
— — — —
3,960,915 — — —
— — — 6,011,593
2,294 89,250 — —
— — — 3,176,493
3,879 12,875 1,236 5,642
747,443,830 2,257,596,918 239,639,763 928,598,539
442 — 349,954 —
24,854 1,594,733 6,774 32,640
— — 1,049 —
— — — 6,490,534
908,869 — 1,175,016 —
3,192,318 — 21,981,264 —
— — — —
469,886 1,039,209 130,600 632,722
30,257 69,623 21,491 36,553
2,952 3,395 4,790 1,593
552 959 99 465
— — 8,695 —
— — — —
12,729 39,184 3,204 21,239
894 2,664 250 1,158
18,431 37,734 25,753 21,072
21,197 8,972 38,447 5,896
10,853 804 497 795
4,694,234 2,797,277 23,747,883 7,244,667
$ 742,749,596 $ 2,254,799,641 $ 215,891,880 $ 921,353,872
15,318,216 — 29,523,753 —
656,006,055 1,867,598,743 196,498,251 752,403,420
3,192,318 — 21,981,264 —
5,820,417 — — —
$ 712,860,430 $ 1,967,600,063 $ 226,615,154 $ 492,319,957
29,889,166 287,199,578 (10,723,274) 429,033,915
$ 742,749,596 $ 2,254,799,641 $ 215,891,880 $ 921,353,872

50 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 433,876,753
Total $ 433,876,753
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 55,059,841
Total 55,059,841
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 7.88

1940 Act Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 51
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 742,749,596 $ 2,254,799,641 $ 215,891,880 $ 921,353,872
$ 742,749,596 $ 2,254,799,641 $ 215,891,880 $ 921,353,872
75,361,487 213,845,799 21,843,016 63,736,287
75,361,487 213,845,799 21,843,016 63,736,287
$ 9.86 $ 10.54 $ 9.88 $ 14.46

52 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 9,430,457
Interest income 81,555
Income from securities lending (Note 2) 13,695
Foreign tax withholding (990,536)
European Union tax reclaims (Note 2) —
Total Income 8,535,171
EXPENSES:
Investment advisory fees 2,049,029
Fund administration fees 77,300
Professional fees 33,342
Printing fees 1,976
Trustee fees 7,753
Custodian fees 19,755
Accounting and transfer agent fees 5,327
Compliance program costs (Note 3) 969
Other 4,929
Total expenses before earnings credit 2,200,380
Earnings credit (Note 4) —
Net Expenses 2,200,380
NET INVESTMENT INCOME 6,334,791
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † (17,263,049)
Expiration or closing of futures contracts (Note 2) 53,775
Foreign currency transactions (Note 2) (411,768)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (17,621,042)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 43,960,040
Futures contracts (Note 2) 6,488
Translation of assets and liabilities denominated in foreign currencies (Note 2) (10,681)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 43,955,847
Net realized/unrealized gains (losses) 26,334,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 32,669,596
† Net of capital gain country taxes $ (40,852)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/ depreciation $ (287,888)

1940 Act Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 53
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 18,987,909 $ 17,105,488 $ 2,228,042 $ 7,232,542
24,874 408,137 46,658 649,541
185,901 38,787 34,544 —
(2,502,165) (31,319) (7,523) —
33,317 — — —
16,729,836 17,521,093 2,301,721 7,882,083
2,867,587 6,213,173 781,852 3,773,120
123,040 323,235 46,387 152,755
30,480 44,695 10,867 34,271
423 1,337 331 1,364
13,997 41,721 3,992 18,109
52,675 30,921 3,452 21,841
2,538 7,551 795 3,338
1,714 5,098 484 2,205
3,612 25,580 2,641 11,326
3,096,066 6,693,311 850,801 4,018,329
— — — (9,931)
3,096,066 6,693,311 850,801 4,008,398
13,633,770 10,827,782 1,450,920 3,873,685
26,628,306 23,585,923 3,447,694 4,453,854
206,916 632,386 28,541 —
(438,796) — — —
— — — (8,120,828)
26,396,426 24,218,309 3,476,235 (3,666,974)
52,474,203 265,193,753 18,447,976 114,586,017
2,376 286,381 (1,049) —
167,640 — — —
— — — 1,217,338
52,644,219 265,480,134 18,446,927 115,803,355
79,040,645 289,698,443 21,923,162 112,136,381
$ 92,674,415 $ 300,526,225 $ 23,374,082 $ 116,010,066
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 6,334,791 $ 13,380,861
Net realized gains (losses) (17,621,042) (72,413,822)
Net change in unrealized appreciation/depreciation 43,955,847 (43,247,285)
Change in net assets resulting from operations 32,669,596 (102,280,246)
Distributions to Shareholders From:
Distributable earnings:
Class Y — (120,534,574)
Change in net assets from shareholder distributions — (120,534,574)
Change in net assets from capital transactions (39,659,452) 127,582,413
Change in net assets (6,989,856) (95,232,407)
Net Assets:
Beginning of period 440,866,609 536,099,016
End of period $ 433,876,753 $ 440,866,609
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 5,934,062 $ 21,914,014
Dividends reinvested — 120,534,574
Cost of shares redeemed (45,593,514) (14,866,175)
Total Class Y Shares (39,659,452) 127,582,413
Change in net assets from capital transactions $ (39,659,452) $ 127,582,413
SHARE TRANSACTIONS:
Class Y Shares
Issued 764,927 2,125,245
Reinvested — 15,998,757
Redeemed (5,848,024) (1,655,413)
Total Class Y Shares (5,083,097) 16,468,589
Total change in shares (5,083,097) 16,468,589

1940 Act Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 55
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 13,633,770 $ 30,161,324 $ 10,827,782 $ 21,724,754
26,396,426 (93,014,481) 24,218,309 (112,694,732)
52,644,219 (99,935,585) 265,480,134 (493,796,142)
92,674,415 (162,788,742) 300,526,225 (584,766,120)
— (86,552,496) — (631,841,596)
— (86,552,496) — (631,841,596)
(130,493,048) (161,063,513) (352,734,498) 478,993,602
(37,818,633) (410,404,751) (52,208,273) (737,614,114)
780,568,229 1,190,972,980 2,307,007,914 3,044,622,028
$ 742,749,596 $ 780,568,229 $ 2,254,799,641 $ 2,307,007,914
$ 2,395,815 $ 7,814,654 $ 5,423,236 $ 196,575,758
— 86,552,496 — 631,841,596
(132,888,863) (255,430,663) (358,157,734) (349,423,752)
(130,493,048) (161,063,513) (352,734,498) 478,993,602
$ (130,493,048) $ (161,063,513) $ (352,734,498) $ 478,993,602
252,643 819,025 561,521 14,435,582
— 10,371,195 — 65,537,417
(13,959,249) (26,009,720) (35,198,071) (27,346,985)
(13,706,606) (14,819,500) (34,636,550) 52,626,014
(13,706,606) (14,819,500) (34,636,550) 52,626,014

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 1,450,920 $ 2,119,186
Net realized gains (losses) 3,476,235 (32,025,442)
Net change in unrealized appreciation/depreciation 18,446,927 (28,856,645)
Change in net assets resulting from operations 23,374,082 (58,762,901)
Distributions to Shareholders From:
Distributable earnings:
Class Y — (53,726,852)
Change in net assets from shareholder distributions — (53,726,852)
Change in net assets from capital transactions (33,930,146) 41,861,786
Change in net assets (10,556,064) (70,627,967)
Net Assets:
Beginning of period 226,447,944 297,075,911
End of period $ 215,891,880 $ 226,447,944
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 772,802 $ 2,543,453
Dividends reinvested — 53,726,852
Cost of shares redeemed (34,702,948) (14,408,519)
Total Class Y Shares (33,930,146) 41,861,786
Change in net assets from capital transactions $ (33,930,146) $ 41,861,786
SHARE TRANSACTIONS:
Class Y Shares
Issued 84,761 207,767
Reinvested — 5,890,482
Redeemed (3,622,432) (1,505,592)
Total Class Y Shares (3,537,671) 4,592,657
Total change in shares (3,537,671) 4,592,657

1940 Act Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 57
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 3,873,685 $ 7,971,446
(3,666,974) 279,103,603
115,803,355 (269,783,760)
116,010,066 17,291,289
— (252,878,879)
— (252,878,879)
(200,045,620) (148,738,606)
(84,035,554) (384,326,196)
1,005,389,426 1,389,715,622
$ 921,353,872 $ 1,005,389,426
$ 2,584,408 $ 2,599,774
— 252,878,879
(202,630,028) (404,217,259)
(200,045,620) (148,738,606)
$ (200,045,620) $ (148,738,606)
194,200 160,493
— 19,737,860
(14,425,256) (25,481,663)
(14,231,056) (5,583,310)
(14,231,056) (5,583,310)

58 - Financial Highlights - June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 7.33 $ 0.11 $ 0.44 $ 0.55 $ — $ — $ — $ 7.88 7.50% $ 433,877 0.99% 2.86% 0.99% 79.14%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - June 30, 2023 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 8.76 $ 0.16 $ 0.94 $ 1.10 $ — $ — $ — $ 9.86 12.56% $ 742,750 0.79% 3.48% 0.79% 76.33%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
12/31/2019(f) 10.00 — 0.31 0.31 — — — 10.31 3.10%(e) 1,679,081 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

60 - Financial Highlights - June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Insight Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 9.28 $ 0.04 $ 1.22 $ 1.26 $ — $ — $ — $ 10.54 13.58% $ 2,254,800 0.57% 0.92% 0.57% 99.19%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(e) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
12/31/2019(f) 10.00 0.03 0.59 0.62 (0.02) — (0.02) 10.60 6.19% 2,700,504 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2023 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 8.92 $ 0.06 $ 0.90 $ 0.96 $ — $ — $ — $ 9.88 10.76% $ 215,892 0.76% 1.29% 0.76% 78.88%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
12/31/2019(e) 10.00 0.02 1.11 1.13 (0.01) — (0.01) 11.12 11.34% 197,726 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

62 - Financial Highlights - June 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 12.90 $ 0.05 $ 1.51 $ 1.56 $ — $ — $ — $ — $ 14.46 12.09% $ 921,354 0.79% 0.76% 0.79% 40.08%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) — (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
12/31/2019(e) 10.00 0.02 0.48 0.50 — — (0.01) (0.01) 10.49 5.05% 897,683 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 63
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

64 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,269,572 $ – $ 6,269,572
Automobile Components – 1,760,403 – 1,760,403

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 65
Level 1 Level 2 Level 3 Total
Assets:
Automobiles $ – $ 30,585,810 $ – $ 30,585,810
Banks 12,888,152 39,309,313 – 52,197,465
Beverages 7,778,660 7,798,703 – 15,577,363
Biotechnology – 202,271 – 202,271
Broadline Retail 2,574,402 12,953,194 – 15,527,596
Building Products – 913,828 – 913,828
Capital Markets – 158,855 – 158,855
Chemicals – 3,096,219 – 3,096,219
Communications Equipment 47,041 308,917 – 355,958
Construction & Engineering – 2,315,354 – 2,315,354
Construction Materials – 3,570,309 – 3,570,309
Consumer Finance – 215,623 – 215,623
Consumer Staples Distribution & Retail – 917,477 – 917,477
Containers & Packaging – 254,298 – 254,298
Diversified Telecommunication Services 1,520,893 63,639 – 1,584,532
Electric Utilities 2,275,308 1,090,570 – 3,365,878
Electrical Equipment 1,453,803 4,335,071 – 5,788,874
Electronic Equipment, Instruments &
Components – 9,530,359 – 9,530,359
Entertainment 2,028,024 6,249,903 – 8,277,927
Financial Services 748,384 12,224,368 – 12,972,752
Food Products – 2,197,966 – 2,197,966
Ground Transportation – 1,176,550 – 1,176,550
Health Care Equipment & Supplies – 1,419,748 – 1,419,748
Health Care Providers & Services 670,331 17,317,600 – 17,987,931
Hotels, Restaurants & Leisure 4,465,130 12,505,507 – 16,970,637
Household Durables 1,549,570 998,083 – 2,547,653
Household Products 1,235,045 – – 1,235,045
Independent Power and Renewable
Electricity Producers – 4,116,412 – 4,116,412
Industrial Conglomerates – 4,285,706 – 4,285,706
Insurance 1,431,921 17,883,521 – 19,315,442
Interactive Media & Services 844,307 25,641,723 – 26,486,030
IT Services 60,905 3,319,703 – 3,380,608
Life Sciences Tools & Services – 958,875 – 958,875
Machinery 1,926,615 11,671,516 – 13,598,131
Media – 1,588,978 – 1,588,978
Metals & Mining 8,502,412 6,438,958 – 14,941,370
Multi-Utilities – 940,542 – 940,542
Oil, Gas & Consumable Fuels 3,997,562 5,502,852 – 9,500,414
Paper & Forest Products – 177,988 – 177,988
Passenger Airlines 204,073 2,711,207 – 2,915,280
Pharmaceuticals 1,441,243 2,527,690 – 3,968,933
Real Estate Management & Development 1,216,215 1,025,131 – 2,241,346
Semiconductors & Semiconductor
Equipment 357,300 52,164,140 – 52,521,440
Software – 1,721,338 – 1,721,338
Specialty Retail – 1,015,697 – 1,015,697
Technology Hardware, Storage & Peripherals – 36,596,840 – 36,596,840
Textiles, Apparel & Luxury Goods – 2,048,597 – 2,048,597
Tobacco – 4,435,959 – 4,435,959
Trading Companies & Distributors – 1,985,452 – 1,985,452
Transportation Infrastructure 364,621 1,305,918 – 1,670,539
Wireless Telecommunication Services 458,011 168,665 – 626,676
Total Common Stocks $ 60,039,928 $ 369,972,918 $ – $ 430,012,846
Repurchase Agreements – 2,934,200 – 2,934,200
Rights – 1,085 – 1,085
Total Assets $ 60,039,928 $ 372,908,203 $ – $ 432,948,131
Total $ 60,039,928 $ 372,908,203 $ – $ 432,948,131

66 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 34,600,521 $ – $ 34,600,521
Air Freight & Logistics – 1,488,905 – 1,488,905
Automobile Components – 3,045,424 – 3,045,424
Automobiles – 40,045,327 – 40,045,327
Banks – 43,580,563 – 43,580,563
Beverages – 8,844,654 – 8,844,654
Biotechnology – 3,148,090 – 3,148,090
Broadline Retail – 6,303,780 – 6,303,780
Capital Markets – 10,929,392 – 10,929,392
Chemicals – 5,797,896 – 5,797,896
Commercial Services & Supplies – 3,156,616 – 3,156,616
Construction & Engineering – 12,323,457 – 12,323,457
Construction Materials – 1,011,750 – 1,011,750
Consumer Staples Distribution & Retail – 18,706,320 – 18,706,320
Distributors – 2,722,493 – 2,722,493
Diversified Telecommunication Services – 7,432,254 – 7,432,254
Electric Utilities – 5,148,183 – 5,148,183
Electrical Equipment – 25,798,037 – 25,798,037
Electronic Equipment, Instruments &
Components – 3,809,730 – 3,809,730
Energy Equipment & Services – 3,693,168 – 3,693,168
Entertainment – 3,963,356 – 3,963,356
Financial Services – 34,861,575 – 34,861,575
Food Products – 15,269,653 – 15,269,653
Gas Utilities – 2,663,174 – 2,663,174
Health Care Equipment & Supplies – 16,246,006 – 16,246,006
Hotels, Restaurants & Leisure – 20,163,772 – 20,163,772
Household Durables – 2,815,959 – 2,815,959
Household Products – 2,425,560 – 2,425,560
Industrial Conglomerates – 10,884,395 – 10,884,395
Industrial REITs – 2,691,938 – 2,691,938
Insurance – 29,836,180 – 29,836,180
Interactive Media & Services – 428,170 – 428,170
IT Services – 11,271,617 – 11,271,617
Leisure Products – 2,433,764 – 2,433,764
Life Sciences Tools & Services – 1,265,627 – 1,265,627
Machinery – 21,496,038 – 21,496,038
Marine Transportation – 836,825 – 836,825
Media – 3,727,758 – 3,727,758
Metals & Mining 3,163,336 33,316,738 – 36,480,074
Multi-Utilities – 12,230,544 – 12,230,544
Oil, Gas & Consumable Fuels 4,040,282 16,909,081 – 20,949,363
Passenger Airlines – 7,630,411 – 7,630,411
Personal Care Products – 2,257,159 – 2,257,159
Pharmaceuticals 13,175,489 65,275,181 – 78,450,670
Real Estate Management & Development – 9,928,858 – 9,928,858
Retail REITs – 2,175,746 – 2,175,746
Semiconductors & Semiconductor
Equipment – 39,280,283 – 39,280,283
Software – 24,174,753 – 24,174,753
Specialty Retail – 10,478,515 – 10,478,515
Textiles, Apparel & Luxury Goods – 22,234,081 – 22,234,081
Tobacco – 13,967,659 – 13,967,659
Trading Companies & Distributors – 20,195,706 – 20,195,706
Transportation Infrastructure – 880,754 – 880,754
Wireless Telecommunication Services 494,689 7,211,497 – 7,706,186
Total Common Stocks $ 20,873,796 $ 713,014,893 $ – $ 733,888,689
Futures Contracts# 2,376 – – 2,376

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 67
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 3,192,318 $ – $ 3,192,318
Total $ 20,876,172 $ 716,207,211 $ – $ 737,083,383
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,245,771,102 $ – $ – $ 2,245,771,102
Futures Contracts# 129,998 – – 129,998
Total $ 2,245,901,100 $ – $ – $ 2,245,901,100
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 213,728,798 $ – $ – $ 213,728,798
Repurchase Agreements – 21,981,264 – 21,981,264
Total Assets $ 213,728,798 $ 21,981,264 $ – $ 235,710,062
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,049) $ – $ – $ (1,049)
Total Liabilities $ (1,049) $ – $ – $ (1,049)
Total $ 213,727,749 $ 21,981,264 $ – $ 235,709,013
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 901,781,549 $ – $ – $ 901,781,549
Total Return Swaps† – 6,011,593 – 6,011,593
Total Assets $ 901,781,549 $ 6,011,593 $ – $ 907,793,142
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (6,490,534) $ – $ (6,490,534)
Total Liabilities $ – $ (6,490,534) $ – $ (6,490,534)
Total $ 901,781,549 $ (478,941) $ – $ 901,302,608
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of June 30, 2023, GS Emerging Markets held three common stock investments that were categorized as Level 3 investments which were each valued at $0.

68 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, Funds that had overdrawn balances were as follows:
s
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign
GS Emerging Markets
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,933,847) (3,933,847)
Purchases — —
Sales (917,584) (917,584)
Change in Unrealized Appreciation/Depreciation 4,851,431 4,851,431
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
6/30/2023 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
U.S. Dollar
Amount
GS International $ 908,869
GS Small Cap 1,175,016

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 69
market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

70 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,376
Total $ 2,376
GS Large Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 129,998
Total $ 129,998
GS Small Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,049)
Total $ (1,049)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 6,011,593
Total $ 6,011,593
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (6,490,534)
Total $ (6,490,534)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 71
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 53,775
Total $ 53,775
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 206,916
Total $ 206,916
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 632,386
Total $ 632,386
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 28,541
Total $ 28,541
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (8,120,828)
Total $ (8,120,828)
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 6,488
Total $ 6,488
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,376
Total $ 2,376
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 286,381
Total $ 286,381

72 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,049)
Total $ (1,049)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,217,338
Total $ 1,217,338
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 82,234
GS International
Futures Contracts:
Average Notional Balance Long $ 34,386
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 6,153,248
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 40,794
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 328,556,623
Average Notional Balance — Pays Float Rate $ (304,150,809)

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 73
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2023:
(f) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 6,011,593 $ (6,011,593) $ — $ —
Total $ 6,011,593 $ (6,011,593) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (6,422,754) $ 6,011,593 $ 140,000 $ (271,161)
Total $ (6,422,754) $ 6,011,593 $ 140,000 $ (271,161)

74 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 2,934,200
GS International 3,192,318
GS Small Cap 21,981,264

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 75
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,534,200 $ – $ 2,534,200 $ (2,534,200) $ –
Pershing LLC 400,000 – 400,000 (400,000) –
Total $ 2,934,200 $ – $ 2,934,200 $ (2,934,200) $ –
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 2,192,318 – 2,192,318 (2,192,318) –
Total $ 3,192,318 $ – $ 3,192,318 $ (3,192,318) $ –

76 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 6,981,264 $ – $ 6,981,264 $ (6,981,264) $ –
CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 21,981,264 $ – $ 21,981,264 $ (21,981,264) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 77
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%

78 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
For the six months ended June 30, 2023, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $722,717 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $10,470.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.70
U.S. 130/30 0.74
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 79
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases Sales
GS Emerging Markets $ 344,328,541 $ 377,888,899
GS International 587,829,925 706,388,622
GS Large Cap 2,309,822,103 2,631,083,643
GS Small Cap 176,262,098 209,237,668
U.S. 130/30 390,342,789 580,413,708

80 - Notes to Financial Statements - June 30, 2023 (Unaudited) - 1940 Act Funds
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2023, the Funds did not recapture any brokerage commissions.
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 438,020,383 $ 30,104,897 $ (35,177,149) $ (5,072,252)
GS International 662,577,990 89,257,011 (14,751,618) 74,505,393
GS Large Cap 1,886,224,815 391,947,497 (32,271,212) 359,676,285
GS Small Cap 220,460,053 26,267,167 (11,018,207) 15,248,960
U.S. 130/30 752,920,447 183,888,872 (35,506,711) 148,382,161

1940 Act Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 81
12. Subsequent Events
On June 13, 2023, the Board of Trustees approved the renaming of NVIT GS Large Cap Equity Insights Fund. The change will be effective July 7, 2023 (the “Effective Date”). As of the Effective Date, the Fund will be renamed "NVIT GS Large Cap Equity Fund".
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

82 - Supplemental Information - June 30, 2023 (Unaudited) - 1940 Act Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

1940 Act Funds - June 30, 2023 (Unaudited) - Management Information - 83
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

84 - Management Information - June 30, 2023 (Unaudited) - 1940 Act Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - June 30, 2023 (Unaudited) - Management Information - 85
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

86 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 87
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

88 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 89
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

90 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 8
Shareholder Expense Example 9
Statements of Investments 11
Statements of Assets and Liabilities 26
Statements of Operations 30
Statements of Changes in Net Assets 32
Financial Highlights 39
Notes to Financial Statements 43
Supplemental Information 61
Management Information 63
Market Index Definitions 66

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Columbia Overseas Value Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 96.6%
Repurchase Agreements 2.6%
Exchange Traded Fund 1.8%
Forward Currency Contracts
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 13.3%
Banks 13.1%
Pharmaceuticals 10.2%
Insurance 7.8%
Consumer Staples Distribution & Retail 5.2%
Diversified Telecommunication Services 3.8%
Tobacco 3.4%
Trading Companies & Distributors 3.4%
Financial Services 3.1%
Multi-Utilities 3.0%
Other Industries
#
33.7%
100.0%
Top Holdings
2
Shell plc 4.1%
TotalEnergies SE 3.4%
Novartis AG (Registered) 2.6%
AXA SA 2.5%
Sanofi 2.5%
ING Groep NV 2.4%
British American Tobacco plc 2.4%
Koninklijke Ahold Delhaize NV 2.4%
Banco Santander SA 2.3%
Sumitomo Mitsui Financial Group, Inc. 2.2%
Other Holdings
#
73.2%
100.0%
Top Countries
2
Japan 20.4%
United Kingdom 12.8%
France 10.9%
Netherlands 10.9%
United States 10.3%
Canada 4.5%
Germany 4.3%
Israel 3.2%
Switzerland 3.1%
Spain 3.1%
Other Countries
#
16.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Emerging Markets Fund
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 0.4%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 13.4%
Banks 8.5%
Technology Hardware, Storage & Peripherals 8.0%
Electronic Equipment, Instruments & Components 5.2%
Hotels, Restaurants & Leisure 5.2%
Broadline Retail 5.1%
Interactive Media & Services 4.6%
Financial Services 4.4%
Beverages 3.8%
Insurance 3.7%
Other Industries
#
38.1%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 8.3%
Samsung Electronics Co. Ltd. 7.5%
Tencent Holdings Ltd. 4.5%
Alibaba Group Holding Ltd. 4.0%
Housing Development Finance Corp. Ltd. 3.5%
Shanghai Baosight Software Co. Ltd., Class A 3.2%
Varun Beverages Ltd. 3.0%
Max Healthcare Institute Ltd. 2.8%
SK Hynix, Inc. 2.4%
NetEase, Inc. 2.2%
Other Holdings
#
58.6%
100.0%
Top Countries
2
China 29.0%
India 16.4%
Taiwan 15.8%
South Korea 13.5%
Hong Kong 5.1%
Indonesia 3.4%
Thailand 3.3%
Brazil 3.0%
Greece 2.4%
South Africa 1.9%
Other Countries
#
6.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT International Equity Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreement 1.7%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Banks 10.8%
Pharmaceuticals 9.8%
Semiconductors & Semiconductor Equipment 5.4%
Insurance 5.1%
Automobiles 5.0%
Oil, Gas & Consumable Fuels 4.4%
Metals & Mining 3.1%
Broadline Retail 2.8%
Chemicals 2.5%
Textiles, Apparel & Luxury Goods 2.5%
Other Industries
#
48.6%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 3.1%
Bayerische Motoren Werke AG 2.2%
Shin-Etsu Chemical Co. Ltd. 2.0%
Iberdrola SA 1.8%
Japan Tobacco, Inc. 1.7%
ASML Holding NV 1.7%
Roche Holding AG 1.7%
Japan Post Holdings Co. Ltd. 1.6%
Vinci SA 1.5%
Samsung Electronics Co. Ltd. 1.5%
Other Holdings
#
81.2%
100.0%
Top Countries
2
Japan 14.0%
China 9.0%
France 7.9%
Canada 7.2%
United Kingdom 6.3%
Germany 6.1%
Taiwan 4.4%
Australia 4.3%
United States 4.2%
India 3.9%
Other Countries
#
32.7%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement 0.8%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Food Products 9.3%
Professional Services 9.2%
Semiconductors & Semiconductor Equipment 7.5%
Pharmaceuticals 6.9%
Insurance 5.5%
Health Care Equipment & Supplies 5.2%
Capital Markets 3.9%
Chemicals 3.9%
Software 3.7%
Beverages 3.2%
Other Industries
#
41.7%
100.0%
Top Holdings
2
Nestle SA (Registered) 5.1%
Novo Nordisk A/S, Class B 4.0%
Experian plc 3.2%
Hoya Corp. 3.1%
Wolters Kluwer NV 3.1%
Hermes International 3.1%
Airbus SE 3.1%
Prudential plc 3.0%
L'Oreal SA 2.9%
AstraZeneca plc 2.9%
Other Holdings
#
66.5%
100.0%
Top Countries
2
Japan 17.1%
United States 13.4%
France 12.6%
Netherlands 10.6%
Hong Kong 6.7%
Switzerland 6.6%
Spain 6.6%
Australia 5.3%
Denmark 4.0%
United Kingdom 4.0%
Other Countries
#
13.1%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

International Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,070.60 5.08 0.99
Hypothetical
(b)(c)
1,000.00 1,019.89 4.96 0.99
Class X Shares
Actual
(b)
1,000.00 1,071.10 4.36 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class Z Shares
Actual
(b)
1,000.00 1,069.40 5.64 1.10
Hypothetical
(b)(c)
1,000.00 1,019.34 5.51 1.10

10 - Shareholder Expense Example - June 30, 2023 (Unaudited) - International Funds
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 1,039.10 5.51 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09
Class II Shares
Actual
(b)
1,000.00 1,037.70 6.77 1.34
Hypothetical
(b)(c)
1,000.00 1,018.15 6.71 1.34
Class D Shares
Actual
(b)
1,000.00 1,037.60 6.92 1.37
Hypothetical
(b)(c)
1,000.00 1,018.00 6.85 1.37
Class Y Shares
Actual
(b)
1,000.00 1,040.10 4.75 0.94
Hypothetical
(b)(c)
1,000.00 1,020.13 4.71 0.94
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,127.80 5.17 0.98
Hypothetical
(b)(c)
1,000.00 1,019.93 4.91 0.98
Class II Shares
Actual
(b)
1,000.00 1,126.00 6.48 1.23
Hypothetical
(b)(c)
1,000.00 1,018.70 6.16 1.23
NVIT NS Partners International Focused Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,129.90 5.12 0.97
Hypothetical
(b)(c)
1,000.00 1,019.98 4.86 0.97
Class II Shares
Actual
(b)
1,000.00 1,128.50 6.44 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT Columbia Overseas Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 11
Common Stocks 96 .6%
Shares Value ($)
AUSTRALIA 2 .1%
Hotels, Restaurants & Leisure 0 .6%
Flutter Entertainment plc * 7,118 1,432,605
Metals & Mining 1 .5%
Northern Star Resources Ltd. 417,353 3,388,096
4,820,701
CANADA 4 .5%
Chemicals 0 .5%
Nutrien Ltd. 17,802 1,051,208
Consumer Staples Distribution & Retail 0 .7%
Alimentation Couche-Tard, Inc. 31,703 1,625,654
Metals & Mining 1 .1%
Pan American Silver Corp. 59,399 866,037
Teck Resources Ltd.
, Class B
42,686 1,797,081
2,663,118
Oil, Gas & Consumable Fuels 2 .2%
Cameco Corp. (a) 97,351 3,050,007
Teekay Tankers Ltd.
, Class A
23,945 915,417
Vermilion Energy, Inc. 92,406 1,150,455
5,115,879
10,455,859
CHINA 1 .6%
Banks 0 .6%
Industrial & Commercial Bank of
China Ltd.
, Class H
2,617,000 1,396,725
Water Utilities 1 .0%
Guangdong Investment Ltd. 2,706,000 2,336,618
3,733,343
FINLAND 1 .6%
Paper & Forest Products 1 .6%
UPM-Kymmene OYJ 123,034 3,666,698
FRANCE 11 .0%
Banks 2 .1%
BNP Paribas SA 76,533 4,834,541
Biotechnology 0 .0%
†
DBV Technologies SA, ADR *(a) 29,621 56,280
Construction & Engineering 1 .1%
Eiffage SA 25,359 2,648,113
Insurance 2 .5%
AXA SA 199,469 5,893,018
Multi-Utilities 1 .8%
Engie SA 245,285 4,079,857
Oil, Gas & Consumable Fuels 3 .5%
TotalEnergies SE 140,533 8,054,291
25,566,100
GERMANY 4 .3%
Automobiles 0 .6%
Mercedes-Benz Group AG 18,471 1,486,575
Machinery 1 .4%
Duerr AG 63,053 2,039,441
KION Group AG 27,747 1,115,756
3,155,197
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 1 .3%
E.ON SE 236,778 3,018,052
Pharmaceuticals 1 .0%
Bayer AG (Registered) 24,480 1,353,400
Merck KGaA 5,693 941,237
2,294,637
9,954,461
GREECE 1 .0%
Banks 1 .0%
Piraeus Financial Holdings SA * 722,629 2,373,169
HONG KONG 1 .1%
Food Products 1 .1%
WH Group Ltd. Reg. S (b) 4,974,877 2,643,798
IRELAND 0 .9%
Banks 0 .9%
Bank of Ireland Group plc 225,590 2,155,298
Biotechnology 0 .0%
†
Amarin Corp. plc, ADR * 25,920 30,845
2,186,143
ISRAEL 3 .2%
Banks 0 .9%
Bank Hapoalim BM 241,930 1,984,164
Diversified Telecommunication Services 0 .5%
Bezeq The Israeli
Telecommunication Corp. Ltd. 1,035,275 1,267,598
Software 1 .8%
Check Point Software
Technologies Ltd. * 33,681 4,231,007
7,482,769
JAPAN 20 .7%
Automobile Components 0 .6%
Koito Manufacturing Co. Ltd. 77,800 1,412,120
Automobiles 1 .3%
Toyota Motor Corp. 194,800 3,113,106
Banks 3 .0%
Mebuki Financial Group, Inc. 664,000 1,587,826
Sumitomo Mitsui Financial Group,
Inc. 121,700 5,208,901
6,796,727
Construction & Engineering 0 .6%
Kinden Corp. 102,700 1,390,820
Consumer Staples Distribution & Retail 2 .2%
MatsukiyoCocokara & Co. 62,400 3,506,538
Tsuruha Holdings, Inc. 20,000 1,490,335
4,996,873
Diversified Telecommunication Services 1 .0%
Nippon Telegraph & Telephone
Corp. 1,900,000 2,251,299
Electronic Equipment, Instruments & Components 1 .4%
Daiwabo Holdings Co. Ltd. 172,600 3,345,853
Financial Services 1 .9%
ORIX Corp. 241,100 4,409,374

12 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 0 .7%
Ship Healthcare Holdings, Inc. 103,700 1,712,260
Insurance 1 .3%
Dai-ichi Life Holdings, Inc. 153,300 2,940,658
Machinery 0 .3%
Takuma Co. Ltd. 74,200 764,907
Pharmaceuticals 1 .9%
Takeda Pharmaceutical Co. Ltd. 138,800 4,362,630
Specialty Retail 1 .0%
Shimamura Co. Ltd. 25,500 2,409,233
Trading Companies & Distributors 3 .5%
ITOCHU Corp. (a) 122,900 4,887,521
Marubeni Corp. 174,700 2,984,538
7,872,059
47,777,919
NETHERLANDS 11 .0%
Banks 2 .5%
ING Groep NV 423,592 5,720,428
Consumer Staples Distribution & Retail 2 .4%
Koninklijke Ahold Delhaize NV 161,892 5,522,107
Insurance 2 .0%
ASR Nederland NV 104,837 4,715,359
Oil, Gas & Consumable Fuels 4 .1%
Shell plc 318,260 9,475,750
25,433,644
NORWAY 0 .6%
Food Products 0 .6%
Leroy Seafood Group ASA 375,226 1,423,723
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2 .4%
Electronic Equipment, Instruments & Components 1 .6%
Venture Corp. Ltd. 336,000 3,669,869
Oil, Gas & Consumable Fuels 0 .8%
BW LPG Ltd. Reg. S (b) 195,676 1,954,689
5,624,558
SOUTH AFRICA 0 .3%
Metals & Mining 0 .3%
Sibanye Stillwater Ltd., ADR (a) 111,099 693,258
SOUTH KOREA 1 .0%
Broadline Retail 0 .2%
Hyundai Home Shopping Network
Corp. 11,641 406,174
Textiles, Apparel & Luxury Goods 0 .8%
Youngone Corp. 38,959 1,914,097
2,320,271
SPAIN 3 .2%
Banks 2 .3%
Banco Santander SA 1,444,396 5,359,410
Common Stocks
Shares Value ($)
SPAIN
Electric Utilities 0 .7%
Endesa SA (a) 74,459 1,599,577
Energy Equipment & Services 0 .2%
Tecnicas Reunidas SA * 38,333 349,019
7,308,006
SWEDEN 0 .2%
Entertainment 0 .2%
Stillfront Group AB * 292,224 489,730
SWITZERLAND 3 .2%
Capital Markets 0 .5%
UBS Group AG (Registered) 61,177 1,244,685
Pharmaceuticals 2 .7%
Novartis AG (Registered) 60,401 6,096,116
7,340,801
TAIWAN 1 .1%
Insurance 1 .1%
Fubon Financial Holding Co. Ltd. 1,297,610 2,543,849
UNITED KINGDOM 13 .0%
Capital Markets 1 .0%
TP ICAP Group plc 1,222,027 2,353,454
Diversified Telecommunication Services 2 .3%
BT Group plc (a) 1,899,494 2,955,317
Liberty Global plc
, Class C
*(a) 139,839 2,484,939
5,440,256
Energy Equipment & Services 0 .2%
John Wood Group plc * 208,810 359,565
Household Durables 0 .1%
Crest Nicholson Holdings plc 143,275 343,469
Industrial Conglomerates 1 .6%
DCC plc 64,378 3,598,422
Insurance 0 .9%
Just Group plc 2,199,030 2,181,678
Oil, Gas & Consumable Fuels 1 .0%
BP plc 391,238 2,292,204
Pharmaceuticals 0 .8%
AstraZeneca plc, ADR 26,458 1,893,599
Tobacco 3 .6%
British American Tobacco plc 169,954 5,638,470
Imperial Brands plc 106,639 2,358,298
7,996,768
Wireless Telecommunication Services 1 .5%
Vodafone Group plc 3,728,347 3,517,772
29,977,187
UNITED STATES 8 .6%
Biotechnology 0 .3%
Insmed, Inc. *(a) 16,557 349,353
Sage Therapeutics, Inc. * 4,924 231,526
580,879
Chemicals 0 .9%
Livent Corp. *(a) 73,499 2,016,078
Financial Services 1 .2%
Burford Capital Ltd. (a) 229,233 2,792,058

NVIT Columbia Overseas Value Fund - June 30, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 0 .5%
JBS SA 327,250 1,193,305
Health Care Equipment & Supplies 0 .0%
†
Quotient Ltd. *∞(a) 2,004 0
Oil, Gas & Consumable Fuels 1 .8%
Diversified Energy Co. plc Reg. S 2,701,988 3,032,452
Energy Fuels, Inc. *(a) 184,481 1,151,161
4,183,613
Pharmaceuticals 3 .9%
Jazz Pharmaceuticals plc * 27,189 3,370,620
Sanofi 54,521 5,844,815
9,215,435
19,981,368
Total Common Stocks
(cost $187,144,132) 223,797,355
Exchange Traded Fund 1 .8%
UNITED STATES 1 .8%
iShares MSCI EAFE Value ETF (a) 84,120 4,116,833
Total Exchange Traded Fund
(cost $4,093,465) 4,116,833
Repurchase Agreements 2 .6%
Principal
Amount ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,422, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
BofA Securities, Inc., 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$3,001,266, collateralized by
U.S. Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026; total
market value $3,060,004.(c)
(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,609, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $5,718.(c)(d) 5,606 5,606
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$2,000,844, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052; total
market value $2,040,860.(c)
(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,005,606) 6,005,606
Total Investments
(cost $197,243,203) — 101.0% 233,919,794
Liabilities in excess of other assets — (1.0)% (2,206,323)
NET ASSETS — 100.0%
$ 231,713,471
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $18,118,292, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,005,606 and by $12,775,691 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/15/2023 – 11/15/2052, a total value of $18,781,297.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$4,598,487 which represents 1.98% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $6,005,606.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

14 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
Forward Foreign Currency Contracts outstanding as of June 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CHF 2,262,000 USD 2,505,511 Goldman Sachs International 8/3/2023 29,930
DKK 4,744,000 USD 686,085 Goldman Sachs International 8/3/2023 10,461
GBP 1,097,000 USD 1,370,767 Goldman Sachs International 8/3/2023 22,743
NZD 751,000 USD 456,533 Goldman Sachs International 8/3/2023 4,295
SEK 64,155,000 USD 5,928,750 Goldman Sachs International 8/3/2023 28,150
USD 696,299 JPY 98,092,000 Goldman Sachs International 8/3/2023 13,222
USD 1,823,284 KRW 2,370,451,000 Goldman Sachs International
**
8/3/2023 21,646
USD 2,518,149 SGD 3,380,000 Goldman Sachs International 8/3/2023 16,083
USD 2,737,038 TWD 83,986,000 Goldman Sachs International
**
8/3/2023 30,898
Total unrealized appreciation 177,428
AUD 21,769,000 USD 14,597,324 Goldman Sachs International 8/3/2023 (82,333)
CAD 1,222,000 USD 929,161 Goldman Sachs International 8/3/2023 (6,284)
USD 7,759,380 CAD 10,354,000 Goldman Sachs International 8/3/2023 (60,145)
USD 458,483 EUR 425,000 Goldman Sachs International 8/3/2023 (6,001)
Total unrealized depreciation (154,763)
Net unrealized appreciation 22,665
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
JPY Japanese yen
KRW South Korean won
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Emerging Markets Fund - June 30, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks 99 .0%
Shares Value ($)
BRAZIL 2 .9%
Banks 1 .8%
Banco Bradesco SA, ADR 982,380 3,399,035
Itau Unibanco Holding SA, ADR 895,123 5,281,226
8,680,261
Oil, Gas & Consumable Fuels 1 .1%
Petroleo Brasileiro SA, ADR 363,193 5,022,959
13,703,220
CHILE 1 .3%
Banks 0 .6%
Banco Santander Chile 61,969,936 2,932,491
Chemicals 0 .7%
Sociedad Quimica y Minera de
Chile SA, ADR 41,641 3,023,969
5,956,460
CHINA 28 .9%
Banks 1 .4%
Industrial & Commercial Bank of
China Ltd.
, Class H
11,922,000 6,362,918
Beverages 0 .8%
Kweichow Moutai Co. Ltd.
, Class A
16,652 3,882,753
Broadline Retail 4 .0%
Alibaba Group Holding Ltd. * 1,789,569 18,611,637
Capital Markets 0 .8%
East Money Information Co. Ltd.
,
Class A
1,958,860 3,843,231
Diversified Consumer Services 0 .8%
China Education Group Holdings
Ltd. Reg. S (a) 4,763,000 3,717,683
Electrical Equipment 3 .0%
Contemporary Amperex
Technology Co. Ltd.
, Class A
148,520 4,690,035
NARI Technology Co. Ltd.
, Class A
2,942,665 9,377,409
14,067,444
Electronic Equipment, Instruments & Components 0 .8%
Zhejiang Supcon Technology Co.
Ltd.
, Class A
435,304 3,768,353
Entertainment 2 .2%
NetEase, Inc. 523,103 10,165,315
Health Care Equipment & Supplies 1 .5%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
170,100 7,020,246
Hotels, Restaurants & Leisure 1 .7%
Meituan
, Class B
Reg. S *(b) 507,020 7,969,380
Interactive Media & Services 4 .6%
Tencent Holdings Ltd. 493,900 21,021,632
Life Sciences Tools & Services 0 .5%
Hangzhou Tigermed Consulting
Co. Ltd.
, Class H
Reg. S (b) 414,600 2,369,645
Machinery 1 .8%
Jiangsu Hengli Hydraulic Co. Ltd.
,
Class A
274,600 2,432,554
Sany Heavy Industry Co. Ltd.
,
Class A
1,059,946 2,430,477
Common Stocks
Shares Value ($)
CHINA
Machinery
Shenzhen Envicool Technology
Co. Ltd.
, Class A
899,104 3,706,601
8,569,632
Passenger Airlines 1 .2%
Spring Airlines Co. Ltd.
, Class A
* 678,225 5,366,862
Pharmaceuticals 0 .6%
CSPC Pharmaceutical Group Ltd. 3,042,000 2,654,664
Software 3 .2%
Shanghai Baosight Software Co.
Ltd.
, Class A
2,135,269 14,935,117
134,326,512
GREECE 2 .4%
Hotels, Restaurants & Leisure 1 .6%
OPAP SA 415,894 7,256,581
Industrial Conglomerates 0 .8%
Mytilineos SA 109,290 3,858,338
11,114,919
HONG KONG 5 .0%
Capital Markets 1 .4%
Hong Kong Exchanges & Clearing
Ltd. 166,800 6,343,244
Insurance 3 .6%
AIA Group Ltd. 887,213 9,052,396
Prudential plc 577,133 8,138,930
17,191,326
23,534,570
INDIA 16 .4%
Automobile Components 0 .5%
Sona Blw Precision Forgings Ltd.
Reg. S (b) 375,586 2,370,021
Banks 1 .4%
HDFC Bank Ltd., ADR 90,623 6,316,423
Beverages 3 .0%
Varun Beverages Ltd. 1,423,565 13,964,293
Construction & Engineering 1 .9%
Larsen & Toubro Ltd. 291,681 8,795,717
Financial Services 3 .5%
Housing Development Finance
Corp. Ltd. 474,662 16,353,136
Ground Transportation 1 .1%
Container Corp. of India Ltd. 652,058 5,267,913
Health Care Providers & Services 2 .8%
Max Healthcare Institute Ltd. * 1,760,750 12,879,999
Hotels, Restaurants & Leisure 0 .5%
Devyani International Ltd. * 1,042,838 2,398,331
Wireless Telecommunication Services 1 .7%
Bharti Airtel Ltd. 728,437 7,813,376
76,159,209
INDONESIA 3 .3%
Banks 1 .0%
Bank Central Asia Tbk. PT 7,762,615 4,785,451

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
INDONESIA
Chemicals 0 .4%
Avia Avian Tbk. PT 46,828,400 2,087,471
Diversified Telecommunication Services 1 .9%
Telkom Indonesia Persero Tbk. PT 32,775,200 8,746,008
15,618,930
MALAYSIA 1 .1%
Banks 1 .1%
Public Bank Bhd. 6,387,200 5,277,166
MEXICO 1 .8%
Consumer Staples Distribution & Retail 1 .8%
Wal-Mart de Mexico SAB de CV 2,161,153 8,550,171
PHILIPPINES 1 .1%
Food Products 0 .4%
Monde Nissin Corp. Reg. S (b) 13,699,300 1,989,222
Hotels, Restaurants & Leisure 0 .7%
Jollibee Foods Corp. 665,290 2,884,973
Independent Power and Renewable Electricity Producers
0 .0%
†
ACEN Corp. * 315,000 30,834
4,905,029
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC *^∞ 32,259 0
Interactive Media & Services 0 .0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 1 .9%
Broadline Retail 1 .0%
Naspers Ltd.
, Class N
26,055 4,722,103
Financial Services 0 .9%
FirstRand Ltd. 1,103,468 4,026,786
8,748,889
SOUTH KOREA 13 .4%
Automobile Components 0 .7%
Hyundai Mobis Co. Ltd. 17,858 3,166,052
Automobiles 0 .7%
Kia Corp. 45,092 3,040,596
Chemicals 1 .7%
LG Chem Ltd. 15,127 7,736,674
Semiconductors & Semiconductor Equipment 2 .3%
SK Hynix, Inc. 125,710 11,084,404
Technology Hardware, Storage & Peripherals 8 .0%
Samsung Electronics Co. Ltd. 629,847 34,714,924
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 62,573 2,839,870
37,554,794
62,582,520
TAIWAN 15 .7%
Communications Equipment 0 .7%
Accton Technology Corp. 272,541 3,088,654
Consumer Staples Distribution & Retail 0 .2%
President Chain Store Corp. 118,000 1,070,326
Electronic Equipment, Instruments & Components 4 .4%
Delta Electronics, Inc. 826,000 9,184,527
E Ink Holdings, Inc. 1,095,000 7,967,964
Unimicron Technology Corp. 560,000 3,196,690
20,349,181
Semiconductors & Semiconductor Equipment 10 .4%
Alchip Technologies Ltd. 90,000 5,216,616
eMemory Technology, Inc. 39,000 2,790,141
Global Unichip Corp. 48,000 2,493,888
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,056,923 38,331,433
48,832,078
73,340,239
THAILAND 3 .3%
Banks 1 .1%
SCB X PCL 1,637,000 4,927,156
Hotels, Restaurants & Leisure 0 .7%
Minor International PCL 3,585,600 3,469,899
Oil, Gas & Consumable Fuels 0 .9%
PTT Exploration & Production PCL 979,775 4,158,890
Specialty Retail 0 .6%
Home Product Center PCL 6,734,900 2,668,802
15,224,747
UNITED STATES 0 .5%
Semiconductors & Semiconductor Equipment 0 .5%
Parade Technologies Ltd. 70,000 2,442,394
Total Common Stocks
(cost $452,919,254) 461,484,975
Repurchase Agreements 0 .4%
Principal
Amount ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$10,005, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market value
$10,200.(c)(d) 10,000 10,000

NVIT Emerging Markets Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$1,430,658, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $1,458,655.(c)
(d) 1,430,054 1,430,054
Pershing LLC, 5.08%, dated
6/30/2023, due 7/3/2023,
repurchase price $500,212,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/16/2023 - 2/20/2073; total
market value $510,000.(c)(d) 500,000 500,000
Total Repurchase Agreements
(cost $1,940,054) 1,940,054
Total Investments
(cost $454,859,308) — 99.4% 463,425,029
Other assets in excess of liabilities — 0.6% 2,995,724
NET ASSETS — 100.0%
$ 466,420,753
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $1,781,503, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,940,054.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$14,698,268 which represents 3.15% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $1,940,054.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks 98 .9%
Shares Value ($)
AUSTRALIA 4 .4%
Commercial Services & Supplies 1 .0%
Brambles Ltd. 90,282 868,944
Diversified REITs 0 .2%
Charter Hall Group 20,130 144,172
Health Care Providers & Services 0 .4%
Sonic Healthcare Ltd. 13,450 319,917
Hotels, Restaurants & Leisure 0 .8%
Aristocrat Leisure Ltd. 25,700 665,488
Metals & Mining 1 .0%
Allkem Ltd. * 11,544 124,720
Coronado Global Resources, Inc.
CRDI Reg. S (a) 62,183 64,045
Perseus Mining Ltd. 181,118 201,135
Pilbara Minerals Ltd. 138,563 456,947
South32 Ltd. 29,868 75,327
922,174
Oil, Gas & Consumable Fuels 0 .2%
New Hope Corp. Ltd. (b) 18,786 61,209
Yancoal Australia Ltd. 43,335 132,912
194,121
Passenger Airlines 0 .2%
Qantas Airways Ltd. * 38,660 160,310
Software 0 .6%
WiseTech Global Ltd. 9,173 491,425
3,766,551
AUSTRIA 0 .3%
Construction Materials 0 .3%
Wienerberger AG 7,141 218,709
BRAZIL 1 .4%
Banks 0 .1%
Banco Santander Brasil SA 11,600 74,205
Insurance 0 .2%
BB Seguridade Participacoes SA 25,500 163,868
Oil, Gas & Consumable Fuels 1 .0%
Petroleo Brasileiro SA (Preference) 144,900 893,634
Paper & Forest Products 0 .1%
Suzano SA 8,300 76,652
1,208,359
CANADA 7 .3%
Broadline Retail 1 .1%
Dollarama, Inc. 13,947 944,574
Consumer Staples Distribution & Retail 0 .3%
Metro, Inc.
, Class A
4,412 249,184
Financial Services 0 .3%
Element Fleet Management Corp. 14,487 220,681
Insurance 1 .3%
iA Financial Corp., Inc. 1,950 132,846
Manulife Financial Corp. 53,289 1,007,251
1,140,097
IT Services 1 .4%
CGI, Inc. * 9,047 954,041
Shopify, Inc.
, Class A
* 3,717 240,234
1,194,275
Common Stocks
Shares Value ($)
CANADA
Media 0 .1%
Quebecor, Inc.
, Class B
3,667 90,377
Metals & Mining 0 .7%
Agnico Eagle Mines Ltd. (b) 5,637 281,478
Torex Gold Resources, Inc. * 20,092 285,436
566,914
Oil, Gas & Consumable Fuels 0 .7%
ARC Resources Ltd. (b) 8,984 119,832
Canadian Natural Resources Ltd. 2,886 162,256
Tourmaline Oil Corp. 6,463 304,526
586,614
Software 1 .4%
Constellation Software, Inc. 612 1,268,008
6,260,724
CHILE 0 .2%
Electric Utilities 0 .2%
Enel Chile SA 2,752,168 178,843
CHINA 9 .1%
Air Freight & Logistics 0 .2%
ZTO Express Cayman, Inc., ADR 5,894 147,822
Automobiles 0 .1%
BYD Co. Ltd.
, Class H
3,000 95,949
Banks 0 .5%
Bank of China Ltd.
, Class H
850,000 340,861
China Merchants Bank Co. Ltd.
,
Class H
16,500 75,036
415,897
Broadline Retail 1 .6%
Alibaba Group Holding Ltd. * 65,700 683,283
Alibaba Group Holding Ltd., ADR
*(b) 2,708 225,712
JD.com, Inc.
, Class A
10,307 175,346
PDD Holdings, Inc., ADR * 2,288 158,192
Vipshop Holdings Ltd., ADR * 12,965 213,923
1,456,456
Chemicals 0 .2%
Jinan Acetate Chemical Co. Ltd. 10,000 178,179
Diversified Telecommunication Services 0 .7%
China Tower Corp. Ltd.
, Class H
Reg. S (a) 5,148,000 573,059
Entertainment 1 .1%
NetEase, Inc. 36,500 709,294
Tencent Music Entertainment
Group, ADR * 35,946 265,281
974,575
Gas Utilities 0 .2%
Beijing Enterprises Holdings Ltd. 23,500 85,327
Kunlun Energy Co. Ltd. 102,000 80,439
165,766
Health Care Providers & Services 0 .1%
Sinopharm Group Co. Ltd.
, Class H
24,800 77,748
Hotels, Restaurants & Leisure 0 .2%
Haidilao International Holding Ltd.
Reg. S (a) 76,000 168,094

NVIT International Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
CHINA
Independent Power and Renewable Electricity Producers 0 .5%
China Longyuan Power Group
Corp. Ltd.
, Class H
414,000 427,821
Insurance 0 .6%
PICC Property & Casualty Co.
Ltd.
, Class H
70,000 78,031
Ping An Insurance Group Co. of
China Ltd.
, Class H
(b) 69,500 445,300
523,331
Interactive Media & Services 1 .2%
Baidu, Inc., ADR *(b) 1,970 269,712
Tencent Holdings Ltd. 19,600 834,225
1,103,937
Machinery 0 .4%
Yangzijiang Shipbuilding Holdings
Ltd. 276,300 306,962
Marine Transportation 0 .3%
SITC International Holdings Co.
Ltd. 123,000 225,748
Oil, Gas & Consumable Fuels 0 .7%
PetroChina Co. Ltd.
, Class H
862,000 599,022
Pharmaceuticals 0 .3%
CSPC Pharmaceutical Group Ltd. 259,200 226,196
Real Estate Management & Development 0 .1%
KE Holdings, Inc., ADR * 5,603 83,205
Specialty Retail 0 .1%
China Yongda Automobiles
Services Holdings Ltd. 162,500 81,965
7,831,732
COLOMBIA 0 .1%
Banks 0 .1%
Bancolombia SA, ADR 2,242 59,817
DENMARK 3 .3%
Marine Transportation 0 .1%
AP Moller - Maersk A/S
, Class B
28 49,260
Pharmaceuticals 3 .0%
Novo Nordisk A/S
, Class B
16,525 2,669,015
Textiles, Apparel & Luxury Goods 0 .2%
Pandora A/S 1,925 172,022
2,890,297
FRANCE 7 .9%
Aerospace & Defense 0 .1%
Airbus SE 596 86,155
Automobile Components 0 .1%
Valeo 4,256 91,322
Banks 1 .2%
BNP Paribas SA 13,227 835,541
Societe Generale SA 8,312 216,377
1,051,918
Building Products 0 .8%
Cie de Saint-Gobain 11,464 698,357
Construction & Engineering 1 .6%
Vinci SA 11,393 1,324,178
Common Stocks
Shares Value ($)
FRANCE
Containers & Packaging 0 .3%
Verallia SA Reg. S (a) 7,786 292,328
Hotels, Restaurants & Leisure 0 .5%
La Francaise des Jeux SAEM
Reg. S (a) 11,788 464,129
Insurance 0 .6%
AXA SA 16,923 499,965
IT Services 0 .6%
Capgemini SE 2,618 495,957
Oil, Gas & Consumable Fuels 0 .3%
TotalEnergies SE 5,048 289,313
Personal Care Products 0 .8%
L'Oreal SA 1,486 693,483
Textiles, Apparel & Luxury Goods 0 .9%
Hermes International 347 754,880
Trading Companies & Distributors 0 .1%
Rexel SA 4,185 103,478
6,845,463
GERMANY 6 .2%
Air Freight & Logistics 0 .4%
Deutsche Post AG (Registered) 6,395 312,283
Automobile Components 0 .1%
Schaeffler AG (Preference) 11,006 67,784
Automobiles 2 .2%
Bayerische Motoren Werke AG 15,386 1,889,653
Dr Ing hc F Porsche AG
(Preference) 687 85,267
1,974,920
Capital Markets 0 .5%
Deutsche Bank AG (Registered) 37,417 392,627
Diversified Telecommunication Services 0 .4%
Telefonica Deutschland Holding
AG 110,452 310,395
Insurance 0 .3%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 466 174,744
Talanx AG 1,507 86,395
261,139
Machinery 0 .3%
GEA Group AG 4,892 204,447
Rational AG 78 56,434
260,881
Marine Transportation 0 .1%
Hapag-Lloyd AG Reg. S (a)(b) 603 122,305
Personal Care Products 0 .2%
Beiersdorf AG 1,302 172,264
Pharmaceuticals 0 .1%
Merck KGaA 561 92,751
Semiconductors & Semiconductor Equipment 1 .0%
Infineon Technologies AG 20,922 862,834

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0 .6%
HUGO BOSS AG 6,535 510,129
5,340,312
GREECE 0 .6%
Banks 0 .5%
Eurobank Ergasias Services and
Holdings SA * 113,251 186,669
National Bank of Greece SA * 26,561 172,707
Piraeus Financial Holdings SA * 33,302 109,366
468,742
Diversified Telecommunication Services 0 .1%
Hellenic Telecommunications
Organization SA 4,527 77,561
546,303
HONG KONG 1 .2%
Food Products 0 .6%
WH Group Ltd. Reg. S (a) 916,500 487,055
Oil, Gas & Consumable Fuels 0 .1%
United Energy Group Ltd. * 846,000 82,379
Real Estate Management & Development 0 .5%
Kerry Properties Ltd. 33,500 69,467
Swire Pacific Ltd.
, Class A
56,000 430,846
500,313
1,069,747
INDIA 3 .9%
Aerospace & Defense 0 .8%
Hindustan Aeronautics Ltd. Reg. S 15,658 724,780
Banks 2 .3%
Bank of Baroda 295,249 687,319
ICICI Bank Ltd. 18,756 214,366
Karur Vysya Bank Ltd. (The) 65,952 100,414
State Bank of India 142,629 998,364
2,000,463
Capital Markets 0 .1%
BSE Ltd. * 12,512 92,964
Chemicals 0 .1%
GHCL Ltd. 10,801 67,904
Construction & Engineering 0 .1%
Rail Vikas Nigam Ltd. Reg. S 58,854 87,490
Metals & Mining 0 .1%
Vedanta Ltd. 21,884 74,337
Pharmaceuticals 0 .4%
Dr Reddy's Laboratories Ltd. 5,368 337,519
3,385,457
INDONESIA 0 .9%
Banks 0 .7%
Bank Mandiri Persero Tbk. PT 1,276,800 447,071
Bank Rakyat Indonesia Persero
Tbk. PT 259,900 94,471
541,542
Food Products 0 .1%
First Resources Ltd. 57,200 58,999
Golden Agri-Resources Ltd. 367,700 67,025
126,024
Common Stocks
Shares Value ($)
INDONESIA
Household Products 0 .1%
Unilever Indonesia Tbk. PT 327,600 92,961
760,527
IRELAND 0 .4%
Trading Companies & Distributors 0 .4%
AerCap Holdings NV * 5,106 324,333
ISRAEL 0 .1%
Software 0 .1%
Check Point Software
Technologies Ltd. * 648 81,402
ITALY 2 .5%
Automobiles 0 .2%
Ferrari NV 401 131,281
Banks 1 .3%
Banco BPM SpA 55,601 258,862
UniCredit SpA 39,285 916,134
1,174,996
Insurance 0 .1%
Poste Italiane SpA Reg. S (a) 8,010 86,902
IT Services 0 .1%
Reply SpA 639 72,562
Textiles, Apparel & Luxury Goods 0 .8%
Moncler SpA 10,385 718,574
2,184,315
JAPAN 13 .9%
Automobiles 1 .0%
Honda Motor Co. Ltd. 15,500 468,233
Subaru Corp. 13,400 253,529
Toyota Motor Corp. 7,900 126,250
848,012
Banks 1 .6%
77 Bank Ltd. (The) 15,200 272,306
Concordia Financial Group Ltd. 22,900 90,252
Japan Post Bank Co. Ltd. 49,300 386,252
Mizuho Financial Group, Inc. 17,200 262,525
Nishi-Nippon Financial Holdings,
Inc. 31,700 283,260
Tokyo Kiraboshi Financial Group,
Inc. 3,900 85,211
1,379,806
Beverages 0 .3%
Kirin Holdings Co. Ltd. (b) 11,600 169,411
Suntory Beverage & Food Ltd. (b) 2,200 79,775
249,186
Capital Markets 0 .1%
Daiwa Securities Group, Inc. 17,800 92,101
Chemicals 2 .2%
Nissan Chemical Corp. 5,200 224,087
Shin-Etsu Chemical Co. Ltd. 52,200 1,734,959
1,959,046
Consumer Staples Distribution & Retail 0 .1%
Lawson, Inc. 2,100 93,287
Financial Services 0 .3%
ORIX Corp. 16,200 296,275

NVIT International Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
JAPAN
Food Products 0 .2%
Yakult Honsha Co. Ltd. 2,300 145,727
Health Care Providers & Services 0 .3%
H.U. Group Holdings, Inc. 12,500 238,994
Household Durables 0 .1%
Panasonic Holdings Corp. 8,100 99,225
Independent Power and Renewable Electricity Producers 0 .1%
Electric Power Development Co.
Ltd. 8,100 119,061
Insurance 1 .9%
Japan Post Holdings Co. Ltd. 188,900 1,358,297
MS&AD Insurance Group
Holdings, Inc. 7,000 249,421
1,607,718
Media 0 .2%
SKY Perfect JSAT Holdings, Inc. 35,400 141,111
Pharmaceuticals 2 .0%
Chugai Pharmaceutical Co. Ltd.
(b) 40,100 1,140,446
Otsuka Holdings Co. Ltd. 16,000 586,409
1,726,855
Specialty Retail 0 .1%
ZOZO, Inc. 3,900 80,717
Tobacco 1 .7%
Japan Tobacco, Inc. (b) 68,200 1,494,881
Trading Companies & Distributors 1 .1%
Mitsui & Co. Ltd. 26,300 989,574
Wireless Telecommunication Services 0 .6%
SoftBank Corp. 51,900 555,225
12,116,801
LUXEMBOURG 0 .1%
Capital Markets 0 .1%
Reinet Investments SCA 3,759 83,289
MEXICO 0 .8%
Beverages 0 .7%
Coca-Cola Femsa SAB de CV,
ADR 6,840 569,841
Household Products 0 .1%
Kimberly-Clark de Mexico SAB de
CV
, Class A
37,300 82,959
652,800
NETHERLANDS 3 .8%
Oil, Gas & Consumable Fuels 0 .8%
Shell plc 23,790 708,314
Professional Services 1 .2%
Wolters Kluwer NV 8,406 1,067,350
Semiconductors & Semiconductor Equipment 1 .8%
ASML Holding NV 2,063 1,493,346
3,269,010
Common Stocks
Shares Value ($)
PHILIPPINES 0 .2%
Transportation Infrastructure 0 .2%
International Container Terminal
Services, Inc. 43,480 160,362
POLAND 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Polski Koncern Naftowy ORLEN
SA 11,646 184,599
PORTUGAL 0 .7%
Consumer Staples Distribution & Retail 0 .7%
Jeronimo Martins SGPS SA 21,575 594,831
SAUDI ARABIA 0 .8%
Electric Utilities 0 .1%
Saudi Electricity Co. 14,079 84,941
IT Services 0 .4%
Arabian Internet &
Communications Services Co. 4,053 349,083
Media 0 .3%
Saudi Research & Media Group * 4,603 232,246
666,270
SINGAPORE 1 .4%
Industrial Conglomerates 0 .5%
Jardine Cycle & Carriage Ltd. 16,400 423,294
Semiconductors & Semiconductor Equipment 0 .9%
STMicroelectronics NV 16,359 813,835
1,237,129
SOUTH AFRICA 0 .7%
Banks 0 .1%
Standard Bank Group Ltd. 10,656 100,503
Metals & Mining 0 .6%
Gold Fields Ltd., ADR 36,891 510,203
610,706
SOUTH KOREA 3 .8%
Automobiles 1 .0%
Kia Corp. 13,061 880,715
Banks 0 .1%
Industrial Bank of Korea 10,250 80,584
Electronic Equipment, Instruments & Components 0 .2%
LG Innotek Co. Ltd. 333 78,848
Samsung SDI Co. Ltd. 161 82,371
161,219
Financial Services 0 .2%
Meritz Financial Group, Inc. 5,283 167,186
Insurance 0 .2%
DB Insurance Co. Ltd. 2,865 162,732
Machinery 0 .2%
Doosan Bobcat, Inc. 2,103 94,075
Hyundai Rotem Co. Ltd. * 2,974 82,799
176,874
Metals & Mining 0 .4%
POSCO Holdings, Inc. 1,243 368,866

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 1 .5%
Samsung Electronics Co. Ltd. 23,082 1,272,197
3,270,373
SPAIN 2 .7%
Banks 0 .1%
Banco Santander SA 21,857 81,100
Electric Utilities 1 .7%
Iberdrola SA 116,403 1,520,441
Specialty Retail 0 .9%
Industria de Diseno Textil SA 19,245 747,712
2,349,253
SWEDEN 1 .6%
Building Products 0 .4%
Assa Abloy AB
, Class B
12,775 306,655
Hotels, Restaurants & Leisure 0 .3%
Betsson AB
, Class B
* 22,018 234,534
Machinery 0 .6%
Atlas Copco AB
, Class A
28,224 407,054
Volvo AB
, Class B
5,879 121,942
528,996
Metals & Mining 0 .3%
Boliden AB 9,525 275,706
1,345,891
SWITZERLAND 2 .1%
Building Products 0 .2%
Belimo Holding AG (Registered) 317 158,160
Capital Markets 1 .1%
UBS Group AG (Registered) 48,621 989,225
Machinery 0 .1%
VAT Group AG Reg. S (a) 204 84,492
Pharmaceuticals 0 .7%
Novartis AG (Registered) 6,003 605,867
1,837,744
TAIWAN 4 .4%
Communications Equipment 0 .1%
Accton Technology Corp. 8,000 90,662
Electrical Equipment 0 .4%
Voltronic Power Technology Corp. 5,000 317,019
Electronic Equipment, Instruments & Components 1 .4%
Delta Electronics, Inc. 98,000 1,089,690
Unimicron Technology Corp. 17,000 97,042
1,186,732
Entertainment 0 .3%
International Games System Co.
Ltd. 15,000 299,198
Marine Transportation 0 .1%
Yang Ming Marine Transport Corp.
* 23,000 46,731
Personal Care Products 0 .2%
Grape King Bio Ltd. 30,000 162,015
Semiconductors & Semiconductor Equipment 1 .7%
MediaTek, Inc. 10,000 221,972
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Novatek Microelectronics Corp. 14,000 192,875
Taiwan Semiconductor
Manufacturing Co. Ltd. 54,000 1,006,308
United Microelectronics Corp. 51,000 80,043
1,501,198
Technology Hardware, Storage & Peripherals 0 .2%
Micro-Star International Co. Ltd. 31,000 176,368
3,779,923
THAILAND 0 .4%
Electronic Equipment, Instruments & Components 0 .2%
Delta Electronics Thailand PCL 65,500 170,511
Health Care Providers & Services 0 .2%
Bumrungrad Hospital PCL 25,300 161,416
331,927
TURKEY 0 .6%
Banks 0 .5%
Akbank TAS 105,863 82,729
Haci Omer Sabanci Holding A/S 121,576 216,060
Turkiye Is Bankasi A/S
, Class C
141,932 77,174
375,963
Wireless Telecommunication Services 0 .1%
Turkcell Iletisim Hizmetleri A/S 75,828 106,003
481,966
UNITED ARAB EMIRATES 0 .3%
Real Estate Management & Development 0 .3%
Emaar Properties PJSC 172,065 302,028
UNITED KINGDOM 6 .3%
Aerospace & Defense 0 .1%
Rolls-Royce Holdings plc * 46,219 88,769
Banks 1 .8%
Barclays plc 48,817 95,356
HSBC Holdings plc 41,122 325,251
NatWest Group plc 167,530 514,376
Standard Chartered plc 68,132 594,189
Virgin Money UK plc 39,788 75,665
1,604,837
Beverages 0 .3%
Britvic plc 22,000 239,304
Capital Markets 0 .5%
3i Group plc 4,440 110,264
London Stock Exchange Group plc 1,800 190,740
Man Group plc 55,175 153,053
454,057
Commercial Services & Supplies 0 .2%
Johnson Service Group plc 110,000 144,525
Consumer Staples Distribution & Retail 0 .4%
Marks & Spencer Group plc * 85,587 209,387
Tesco plc 42,936 135,679
345,066
Hotels, Restaurants & Leisure 0 .2%
Compass Group plc 7,252 202,862
Media 0 .1%
4imprint Group plc 1,564 95,504

NVIT International Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0 .3%
BP plc 18,716 109,654
Harbour Energy plc 53,038 154,188
263,842
Personal Care Products 1 .3%
Unilever plc 21,476 1,118,024
Pharmaceuticals 0 .2%
AstraZeneca plc, ADR 2,744 196,388
Professional Services 0 .2%
RELX plc 5,837 194,596
Specialty Retail 0 .3%
JD Sports Fashion plc 118,717 220,042
Trading Companies & Distributors 0 .3%
Ashtead Group plc 3,309 229,777
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 69,417 65,496
5,463,089
UNITED STATES 4 .3%
Automobiles 0 .5%
Stellantis NV 23,101 406,029
Electrical Equipment 0 .7%
Schneider Electric SE 3,507 639,211
Pharmaceuticals 3 .1%
GSK plc 66,333 1,171,752
Roche Holding AG 4,787 1,462,886
2,634,638
3,679,878
Total Common Stocks
(cost $73,715,652) 85,370,760
Repurchase Agreement 1 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$1,474,049, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $1,502,895.(c)
(d) 1,473,426 1,473,426
Total Repurchase Agreement
(cost $1,473,426) 1,473,426
Total Investments
(cost $75,189,078) — 100.6% 86,844,186
Liabilities in excess of other assets — (0.6)% (518,537)
NET ASSETS — 100.0%
$ 86,325,649
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$2,342,409 which represents 2.71% of net assets.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $3,869,494, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,473,426 and by $2,583,602 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/15/2023 – 5/15/2053, a total value of $4,057,028.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $1,473,426.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CDI CREST Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99 .4%
Shares Value ($)
AUSTRALIA 5 .3%
Capital Markets 1 .6%
Macquarie Group Ltd. 30,649 3,652,294
Industrial REITs 2 .4%
Goodman Group 415,303 5,563,231
Metals & Mining 1 .3%
Pilbara Minerals Ltd. (a) 866,866 2,858,706
12,074,231
CHINA 2 .5%
Beverages 1 .5%
Budweiser Brewing Co. APAC Ltd.
Reg. S (b) 1,327,800 3,423,860
Broadline Retail 1 .0%
Alibaba Group Holding Ltd., ADR
*(a) 27,358 2,280,289
5,704,149
DENMARK 4 .0%
Pharmaceuticals 4 .0%
Novo Nordisk A/S
, Class B
55,769 9,007,461
FAROE ISLANDS 2 .7%
Food Products 2 .7%
Bakkafrost P/F 102,812 6,151,175
FRANCE 12 .6%
Aerospace & Defense 3 .1%
Airbus SE 48,136 6,958,314
Beverages 1 .7%
Remy Cointreau SA 24,206 3,880,778
Personal Care Products 2 .9%
L'Oreal SA 14,216 6,634,286
Software 1 .8%
Dassault Systemes SE 91,412 4,053,765
Textiles, Apparel & Luxury Goods 3 .1%
Hermes International 3,203 6,967,956
28,495,099
HONG KONG 6 .7%
Capital Markets 1 .2%
Hong Kong Exchanges & Clearing
Ltd. 72,700 2,764,711
Insurance 5 .5%
AIA Group Ltd. 564,000 5,754,595
Prudential plc 474,957 6,698,009
12,452,604
15,217,315
INDIA 1 .5%
Banks 1 .5%
HDFC Bank Ltd., ADR 47,126 3,284,682
JAPAN 17 .2%
Electronic Equipment, Instruments & Components 2 .9%
Keyence Corp. 13,700 6,478,979
Food Products 1 .5%
Ajinomoto Co., Inc. 84,800 3,376,365
Health Care Equipment & Supplies 5 .2%
Hoya Corp. 59,600 7,109,649
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies
Terumo Corp. 143,400 4,560,711
11,670,360
Household Durables 2 .6%
Sony Group Corp. 64,700 5,803,437
Professional Services 2 .8%
Recruit Holdings Co. Ltd. 199,700 6,373,130
Semiconductors & Semiconductor Equipment 2 .2%
Advantest Corp. 23,200 3,107,980
Lasertec Corp. 12,800 1,934,575
5,042,555
38,744,826
NETHERLANDS 10 .6%
Entertainment 2 .4%
Universal Music Group NV 240,682 5,347,371
Financial Services 2 .0%
Adyen NV Reg. S *(b) 2,603 4,509,994
Professional Services 3 .1%
Wolters Kluwer NV 55,349 7,027,930
Semiconductors & Semiconductor Equipment 3 .1%
ASM International NV 4,206 1,788,724
ASML Holding NV 7,289 5,276,294
7,065,018
23,950,313
NEW ZEALAND 1 .9%
Software 1 .9%
Xero Ltd. *(a) 54,960 4,392,448
SOUTH KOREA 1 .6%
Technology Hardware, Storage & Peripherals 1 .6%
Samsung Electronics Co. Ltd.,
GDR Reg. S (b) 2,664 3,690,949
SPAIN 6 .6%
Diversified Telecommunication Services 2 .6%
Cellnex Telecom SA Reg. S (b) 146,068 5,921,620
Hotels, Restaurants & Leisure 2 .5%
Amadeus IT Group SA * 73,034 5,568,202
Specialty Retail 1 .5%
Industria de Diseno Textil SA 86,861 3,374,745
14,864,567
SWITZERLAND 6 .6%
Chemicals 3 .9%
Givaudan SA (Registered) 1,130 3,748,708
Sika AG (Registered) 17,428 4,984,803
8,733,511
Life Sciences Tools & Services 2 .7%
Lonza Group AG (Registered) 10,376 6,196,448
14,929,959
TAIWAN 2 .2%
Semiconductors & Semiconductor Equipment 2 .2%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 49,271 4,972,429

NVIT NS Partners International Focused Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
UNITED KINGDOM 4 .0%
Capital Markets 1 .1%
London Stock Exchange Group plc 22,775 2,413,393
Pharmaceuticals 2 .9%
AstraZeneca plc 45,645 6,538,111
8,951,504
UNITED STATES 13 .4%
Biotechnology 2 .6%
CSL Ltd. 31,823 5,888,810
Electrical Equipment 2 .4%
Schneider Electric SE 30,293 5,521,417
Food Products 5 .2%
Nestle SA (Registered) 96,076 11,560,316
Professional Services 3 .2%
Experian plc 190,885 7,334,865
30,305,408
Total Common Stocks
(cost $197,187,474) 224,736,515
Repurchase Agreement 0 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023, due
7/3/2023, repurchase price
$1,698,618, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $1,731,858.(c)
(d) 1,697,900 1,697,900
Total Repurchase Agreement
(cost $1,697,900) 1,697,900
Total Investments
(cost $198,885,374) — 100.2% 226,434,415
Liabilities in excess of other assets — (0.2)% (496,140)
NET ASSETS — 100.0%
$ 225,938,275
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $3,037,272, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,697,900 and by $1,449,650 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.44%, and maturity dates ranging from
6/30/2024 – 11/15/2050, a total value of $3,147,550.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$17,546,423 which represents 7.77% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $1,697,900.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Assets:
Investment securities, at value
*
$ 227,914,188
Repurchase agreements, at value 6,005,606
Cash 979,565
Foreign currencies, at value —
Interest and dividends receivable 734,377
Security lending income receivable 4,593
Receivable for investments sold 682,090
Receivable for capital shares issued 121,641
Reclaims receivable 2,241,457
Unrealized appreciation on forward foreign currency contracts (Note 2) 177,428
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,215
Total Assets 238,862,160
Liabilities:
Payable for investments purchased 447,560
Payable for capital shares redeemed 222,955
Cash overdraft (Note 2) —
Foreign currency overdraft payable (Note 2) 30,301
Unrealized depreciation on forward foreign currency contracts (Note 2) 154,763
Payable upon return of securities loaned (Note 2) 6,005,606
Payable for capital gain country tax —
Accrued expenses and other payables:
Investment advisory fees 142,527
Fund administration fees 19,035
Distribution fees 33,016
Administrative servicing fees 8,652
Accounting and transfer agent fees 424
Trustee fees 198
Deferred capital gain country tax —
Custodian fees 9,405
Compliance program costs (Note 3) 258
Professional fees 15,651
Printing fees 52,422
Other 5,916
Total Liabilities 7,148,689
Net Assets $ 231,713,471
* Includes value of securities on loan (Note 2) 18,118,292
Cost of investment securities 191,237,597
Cost of repurchase agreements 6,005,606
Cost of foreign currencies (30,290)
Represented by:
Capital $ 216,142,984
Total distributable earnings (loss) 15,570,487
Net Assets $ 231,713,471

International Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 461,484,975 $ 85,370,760 $ 224,736,515
1,940,054 1,473,426 1,697,900
— 1,119,685 —
15,118,466 69,910 633,714
1,599,906 332,333 244,390
365 4,622 98
3,819,269 639,653 —
81,865 29,106 1,226
3,232 391,042 1,120,037
— — —
— 11,410 20,759
2,091 409 885
484,050,223 89,442,356 228,455,524
2,305,483 1,336,725 —
47,047 30,729 43,755
10,948,934 — 460,774
— — —
— — —
1,940,054 1,473,426 1,697,900
15,418 — —
343,973 56,371 147,520
21,096 10,445 14,331
20,851 7,883 32,445
31,886 12,633 29,660
513 375 381
296 50 98
1,873,960 131,630 —
10,257 929 22
520 93 247
26,028 27,455 35,546
36,842 26,578 34,286
6,312 1,385 20,284
17,629,470 3,116,707 2,517,249
$ 466,420,753 $ 86,325,649 $ 225,938,275
1,781,503 3,869,494 3,037,272
452,919,254 73,715,652 197,187,474
1,940,054 1,473,426 1,697,900
15,114,505 69,863 636,673
$ 600,185,551 $ 77,532,086 $ 231,649,876
(133,764,798) 8,793,563 (5,711,601)
$ 466,420,753 $ 86,325,649 $ 225,938,275

28 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Net Assets:
Class I Shares $ 27,292,957
Class II Shares —
Class D Shares —
Class X Shares 43,366,995
Class Y Shares —
Class Z Shares 161,053,519
Total $ 231,713,471
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,432,700
Class II Shares —
Class D Shares —
Class X Shares 3,888,568
Class Y Shares —
Class Z Shares 14,505,350
Total 20,826,618
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .22
Class II Shares $ —
Class D Shares $ —
Class X Shares $ 11 .15
Class Y Shares $ —
Class Z Shares $ 11 .10

International Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 48,590,939 $ 47,680,980 $ 68,256,136
82,389,761 38,644,669 157,682,139
18,904,431 — —
— — —
316,535,622 — —
— — —
$ 466,420,753 $ 86,325,649 $ 225,938,275
4,566,617 4,657,118 8,823,698
7,879,040 3,824,438 20,643,827
1,804,099 — —
— — —
29,763,312 — —
— — —
44,013,068 8,481,556 29,467,525
$ 10 .64 $ 10 .24 $ 7 .74
$ 10 .46 $ 10 .10 $ 7 .64
$ 10 .48 $ — $ —
$ — $ — $ —
$ 10 .64 $ — $ —
$ — $ — $ —

30 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 6,433,451
Income from securities lending (Note 2) 65,850
European Union tax reclaims (Note 2) 44,078
Interest income 21,532
Foreign tax withholding (695,730)
Total Income 5,869,181
EXPENSES:
Investment advisory fees 885,113
Fund administration fees 54,503
Distribution fees Class II Shares —
Distribution fees Class D Shares —
Distribution fees Class Z Shares 206,406
Administrative servicing fees Class I Shares 20,820
Administrative servicing fees Class II Shares —
Administrative servicing fees Class D Shares —
Administrative servicing fees Class X Shares 2,157
Administrative servicing fees Class Z Shares 8,257
Professional fees 23,781
Printing fees 15,064
Trustee fees 4,177
Custodian fees 5,345
Accounting and transfer agent fees 4,940
Compliance program costs (Note 3) 522
Other 979
Total expenses before fees waived and expenses reimbursed 1,232,064
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,232,064
NET INVESTMENT INCOME 4,637,117
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 5,812,072
Settlement of forward foreign currency contracts (Note 2) (571,920)
Foreign currency transactions (Note 2) (22,876)
Net realized gains (losses) 5,217,276
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 6,227,384
Forward foreign currency contracts (Note 2) 6,692
Translation of assets and liabilities denominated in foreign currencies (Note 2) 57,538
Net change in unrealized appreciation/depreciation 6,291,614
Net realized/unrealized gains (losses) 11,508,890
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,146,007
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 31
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 5,921,692 $ 2,277,387 $ 2,427,656
4,462 27,759 3,867
— 713 6,284
141,205 8,338 6,216
(529,708) (240,255) (236,512)
5,537,651 2,073,942 2,207,511
2,292,879 335,546 950,234
88,505 35,345 52,750
103,337 46,933 197,349
24,066 — —
— — —
36,046 34,755 49,093
62,002 28,160 118,410
17,327 — —
— — —
— — —
33,339 26,937 25,773
18,539 6,144 8,302
8,445 1,470 3,917
12,366 2,979 20,904
5,851 4,358 4,707
1,052 183 487
4,569 818 929
2,708,323 523,628 1,432,855
(210,185) — (64,766)
— (65,364) (84,747)
2,498,138 458,264 1,283,342
3,039,513 1,615,678 924,169
(46,338,900) 685,355 375,008
— — —
(127,737) (285) 16,324
(46,466,637) 685,070 391,332
62,391,090 7,669,897 25,589,352
— — —
329 9,877 12,648
62,391,419 7,679,774 25,602,000
15,924,782 8,364,844 25,993,332
$ 18,964,295 $ 9,980,522 $ 26,917,501
$ (15,418) $ (9,444) $ —
$ (733,122) $ 30,434 $ 90,658

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 4,637,117 $ 7,015,067
Net realized gains (losses) 5,217,276 5,353,757
Net change in unrealized appreciation/depreciation 6,291,614 (29,822,381)
Change in net assets resulting from operations 16,146,007 (17,453,557)
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,016,244)
Class II — —
Class D — —
Class X — (1,504,480)
Class Y — —
Class Z — (6,508,505)
Change in net assets from shareholder distributions — (9,029,229)
Change in net assets from capital transactions (29,647,139) (8,760,209)
Change in net assets (13,501,132) (35,242,995)
Net Assets:
Beginning of period 245,214,603 280,457,598
End of period $ 231,713,471 $ 245,214,603

International Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 3,039,513 $ 6,201,983 $ 1,615,678 $ 2,937,644
(46,466,637) (73,545,603) 685,070 (5,575,230)
62,391,419 (76,772,986) 7,679,774 (11,849,693)
18,964,295 (144,116,606) 9,980,522 (14,487,279)
— (461,208) — (7,552,956)
— (581,346) — (6,294,817)
— (35,972) — —
— — — —
— (4,338,556) — —
— — — —
— (5,417,082) — (13,847,773)
(32,991,574) 49,227,177 (4,906,963) 6,549,920
(14,027,279) (100,306,511) 5,073,559 (21,785,132)
480,448,032 580,754,543 81,252,090 103,037,222
$ 466,420,753 $ 480,448,032 $ 86,325,649 $ 81,252,090

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 267,909 $ 2,040,455
Dividends reinvested — 1,016,244
Cost of shares redeemed (2,174,220) (5,483,855)
Total Class I Shares (1,906,311) (2,427,156)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued 3,204,016 6,794,437
Dividends reinvested — 1,504,480
Cost of shares redeemed (4,602,382) (6,272,042)
Total Class X Shares (1,398,366) 2,026,875
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued 3,070,000 13,824,332
Dividends reinvested — 6,508,505
Cost of shares redeemed (29,412,462) (28,692,765)
Total Class Z Shares (26,342,462) (8,359,928)
Change in net assets from capital transactions $ (29,647,139) $ (8,760,209)

International Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 2,415,180 $ 9,129,540 $ 2,152,693 $ 4,461,114
— 461,208 — 7,552,956
(2,918,691) (7,096,459) (4,380,801) (8,325,632)
(503,511) 2,494,289 (2,228,108) 3,688,438
4,462,720 11,042,536 994,751 2,125,446
— 581,346 — 6,294,817
(5,219,715) (11,326,334) (3,673,606) (5,558,781)
(756,995) 297,548 (2,678,855) 2,861,482
1,309,649 969,199 — —
— 35,972 — —
(2,096,237) (3,791,671) — —
(786,588) (2,786,500) — —
— — — —
— — — —
— — — —
— — — —
3,523,669 51,490,710 — —
— 4,338,556 — —
(34,468,149) (6,607,426) — —
(30,944,480) 49,221,840 — —
— — — —
— — — —
— — — —
— — — —
$ (32,991,574) $ 49,227,177 $ (4,906,963) $ 6,549,920

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 24,147 195,534
Reinvested — 104,984
Redeemed (195,945) (517,036)
Total Class I Shares (171,798) (216,518)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued 290,895 633,188
Reinvested — 156,554
Redeemed (418,848) (587,165)
Total Class X Shares (127,953) 202,577
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued 281,206 1,308,063
Reinvested — 678,676
Redeemed (2,749,454) (2,726,450)
Total Class Z Shares (2,468,248) (739,711)
Total change in shares (2,767,999) (753,652)

International Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
227,851 822,090 218,579 424,991
— 44,125 — 850,656
(271,319) (623,972) (447,786) (793,401)
(43,468) 242,243 (229,207) 482,246
423,093 986,615 101,483 212,338
— 56,496 — 718,782
(503,861) (1,031,059) (385,921) (534,275)
(80,768) 12,052 (284,438) 396,845
122,059 86,687 — —
— 3,486 — —
(200,818) (341,424) — —
(78,759) (251,251) — —
— — — —
— — — —
— — — —
— — — —
336,834 4,892,804 — —
— 415,505 — —
(3,236,725) (602,513) — —
(2,899,891) 4,705,796 — —
— — — —
— — — —
— — — —
— — — —
(3,102,886) 4,708,840 (513,645) 879,091

38 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused
Growth Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 924,169 $ 1,145,076
Net realized gains (losses) 391,332 (34,959,897)
Net change in unrealized appreciation/depreciation 25,602,000 (94,756,075)
Change in net assets resulting from operations 26,917,501 (128,570,896)
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,696,726)
Class II — (6,872,064)
Change in net assets from shareholder distributions — (9,568,790)
Change in net assets from capital transactions (21,645,864) 29,015,253
Change in net assets 5,271,637 (109,124,433)
Net Assets:
Beginning of period 220,666,638 329,791,071
End of period $ 225,938,275 $ 220,666,638
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,870,920 $ 4,393,884
Dividends reinvested — 2,696,726
Cost of shares redeemed (3,940,759) (7,310,581)
Total Class I Shares (1,069,839) (219,971)
Class II Shares
Proceeds from shares issued 147,693 48,009,220
Dividends reinvested — 6,872,064
Cost of shares redeemed (20,723,718) (25,646,060)
Total Class II Shares (20,576,025) 29,235,224
Change in net assets from capital transactions $ (21,645,864) $ 29,015,253
SHARE TRANSACTIONS:
Class I Shares
Issued 377,909 573,843
Reinvested — 416,161
Redeemed (527,488) (947,612)
Total Class I Shares (149,579) 42,392
Class II Shares
Issued 19,882 5,815,391
Reinvested — 1,072,085
Redeemed (2,889,937) (3,147,622)
Total Class II Shares (2,870,055) 3,739,854
Total change in shares (3,019,634) 3,782,246

International Funds - June 30, 2023 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 10.48 $ 0.22 $ 0.52 $ 0.74 $ — $ — $ — $ 11.22 7.06% $ 27,293 0.99% 3.99% 0.99% 20.97%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(g)
12/31/2019 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) 10.37 12.49% 197,772 1.02% 2.61% 1.02% 40.16%
12/31/2018 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) 10.43 (15.69)% 178,682 1.01% 1.75% 1.01% 31.04%
Class X Shares
6/30/2023 (Unaudited) 10.41 0.23 0.51 0.74 — — — 11.15 7.11% 43,367 0.85% 4.17% 0.85% 20.97%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(h) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
6/30/2023 (Unaudited) 10.38 0.21 0.51 0.72 — — — 11.10 6.94% 161,054 1.10% 3.85% 1.10% 20.97%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(h) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

40 - Financial Highlights - June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 10.24 $ 0.06 $ 0.34 $ 0.40 $ — $ — $ — $ 10.64 3.91% $ 48,591 1.09% 1.22% 1.17% 38.85%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
12/31/2019 11.21 0.28 2.27 2.55 (0.31) — (0.31) 13.45 22.95% 69,303 1.11% 2.23% 1.16% 22.56%
12/31/2018 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) 11.21 (17.42)% 61,381 1.14% 1.40% 1.19% 18.09%
Class II Shares
6/30/2023 (Unaudited) 10.08 0.05 0.33 0.38 — — — 10.46 3.77% 82,390 1.34% 0.96% 1.42% 38.85%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
12/31/2019 11.07 0.25 2.24 2.49 (0.28) — (0.28) 13.28 22.66% 60,374 1.36% 2.01% 1.41% 22.56%
12/31/2018 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) 11.07 (17.65)% 51,754 1.39% 1.16% 1.44% 18.09%
Class D Shares
6/30/2023 (Unaudited) 10.10 0.05 0.33 0.38 — — — 10.48 3.76% 18,904 1.37% 0.91% 1.45% 38.85%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
12/31/2019 11.05 0.23 2.25 2.48 (0.27) — (0.27) 13.26 22.58% 39,779 1.45% 1.87% 1.50% 22.56%
12/31/2018 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) 11.05 (17.71)% 36,775 1.47% 1.07% 1.52% 18.09%
Class Y Shares
6/30/2023 (Unaudited) 10.23 0.07 0.34 0.41 — — — 10.64 4.01% 316,536 0.94% 1.36% 1.02% 38.85%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
12/31/2019 11.20 0.31 2.27 2.58 (0.33) — (0.33) 13.45 23.24% 780,200 0.96% 2.46% 1.01% 22.56%
12/31/2018 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) 11.20 (17.34)% 612,301 0.96% 2.11% 1.01% 18.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2023 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 9.08 $ 0.19 $ 0.97 $ 1.16 $ — $ — $ — $ 10.24 12.78% $ 47,681 0.98% 3.97% 1.14% 42.30%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
12/31/2019 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) 10.88 19.12% 56,389 1.12% 2.14% 1.13% 49.50%
12/31/2018 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) 9.82 (14.53)% 54,406 1.12% 1.97% 1.13% 59.73%
Class II Shares
6/30/2023 (Unaudited) 8.97 0.18 0.95 1.13 — — — 10.10 12.60% 38,645 1.23% 3.70% 1.39% 42.30%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
12/31/2019 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) 10.78 18.91% 48,215 1.37% 1.89% 1.38% 49.50%
12/31/2018 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) 9.73 (14.80)% 44,327 1.37% 1.68% 1.38% 59.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - June 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 6.85 $ 0.04 $ 0.85 $ 0.89 $ — $ — $ — $ 7.74 12.99% $ 68,256 0.97% 1.01% 1.11% 11.52%
12/31/2022 11.56 0.05 (4.45) (4.40)(g) — (0.31) (0.31) 6.85 (37.93)%(g) 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
12/31/2019 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) 11.26 33.15% 80,957 1.07% 0.12% 1.09% 24.39%
12/31/2018 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) 9.14 (16.46)% 68,915 1.03% 1.20% 1.03% 154.64%
Class II Shares
6/30/2023 (Unaudited) 6.77 0.03 0.84 0.87 — — — 7.64 12.85% 157,682 1.22% 0.75% 1.36% 11.52%
12/31/2022 11.46 0.03 (4.41) (4.38)(g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
12/31/2019 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) 11.20 32.84% 104,815 1.32% (0.13)% 1.34% 24.39%
12/31/2018 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) 9.09 (16.67)% 90,677 1.28% 0.94% 1.28% 154.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68% respectively. (Note 10 )

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 43
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund ("International Focused Growth")
Shares of Overseas Value, International Focused Growth and International Equity are held by separate accounts established by
Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other affiliated and unaffiliated insurance companies, and other series of the
Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

44 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 45
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ – $ 1,412,120 $ – $ 1,412,120
Automobiles – 4,599,681 – 4,599,681
Banks – 30,620,462 – 30,620,462
Biotechnology 668,004 – – 668,004
Broadline Retail – 406,174 – 406,174
Capital Markets – 3,598,139 – 3,598,139
Chemicals 3,067,286 – – 3,067,286
Construction & Engineering – 4,038,933 – 4,038,933
Consumer Staples Distribution & Retail 1,625,654 10,518,980 – 12,144,634
Diversified Telecommunication Services 2,484,939 6,474,214 – 8,959,153
Electric Utilities – 1,599,577 – 1,599,577
Electronic Equipment, Instruments &
Components – 7,015,722 – 7,015,722
Energy Equipment & Services – 708,584 – 708,584
Entertainment – 489,730 – 489,730
Financial Services 2,792,058 4,409,374 – 7,201,432
Food Products 1,193,305 4,067,521 – 5,260,826
Health Care Equipment & Supplies – – – –
Health Care Providers & Services – 1,712,260 – 1,712,260
Hotels, Restaurants & Leisure – 1,432,605 – 1,432,605
Household Durables – 343,469 – 343,469
Industrial Conglomerates – 3,598,422 – 3,598,422
Insurance – 18,274,562 – 18,274,562
Machinery – 3,920,104 – 3,920,104
Metals & Mining 3,356,376 3,388,096 – 6,744,472
Multi-Utilities – 7,097,909 – 7,097,909
Oil, Gas & Consumable Fuels 6,267,040 24,809,386 – 31,076,426
Paper & Forest Products – 3,666,698 – 3,666,698
Pharmaceuticals 5,264,219 18,598,198 – 23,862,417
Software 4,231,007 – – 4,231,007
Specialty Retail – 2,409,233 – 2,409,233
Textiles, Apparel & Luxury Goods – 1,914,097 – 1,914,097
Tobacco – 7,996,768 – 7,996,768
Trading Companies & Distributors – 7,872,059 – 7,872,059
Water Utilities – 2,336,618 – 2,336,618
Wireless Telecommunication Services – 3,517,772 – 3,517,772
Total Common Stocks $ 30,949,888 $ 192,847,467 $ – $ 223,797,355
Exchange Traded Fund 4,116,833 – – 4,116,833
Forward Foreign Currency Contracts – 177,428 – 177,428
Repurchase Agreements – 6,005,606 – 6,005,606
Total Assets $ 35,066,721 $ 199,030,501 $ – $ 234,097,222
Liabilities:
Forward Foreign Currency Contracts $ – $ (154,763) $ – $ (154,763)
Total Liabilities $ – $ (154,763) $ – $ (154,763)
Total $ 35,066,721 $ 198,875,738 $ – $ 233,942,459
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ – $ 5,536,073 $ – $ 5,536,073
Automobiles – 3,040,596 – 3,040,596
Banks 17,929,175 21,352,691 – 39,281,866
Beverages – 17,847,046 – 17,847,046

46 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Broadline Retail $ – $ 23,333,740 $ – $ 23,333,740
Capital Markets – 10,186,475 – 10,186,475
Chemicals 3,023,969 9,824,145 – 12,848,114
Communications Equipment – 3,088,654 – 3,088,654
Construction & Engineering – 8,795,717 – 8,795,717
Consumer Staples Distribution & Retail 8,550,171 1,070,326 – 9,620,497
Diversified Consumer Services – 3,717,683 – 3,717,683
Diversified Telecommunication Services – 8,746,008 – 8,746,008
Electrical Equipment – 14,067,444 – 14,067,444
Electronic Equipment, Instruments &
Components – 24,117,534 – 24,117,534
Entertainment – 10,165,315 – 10,165,315
Financial Services – 20,379,922 – 20,379,922
Food Products – 1,989,222 – 1,989,222
Ground Transportation – 5,267,913 – 5,267,913
Health Care Equipment & Supplies – 7,020,246 – 7,020,246
Health Care Providers & Services – 12,879,999 – 12,879,999
Hotels, Restaurants & Leisure – 23,979,164 – 23,979,164
Independent Power and Renewable
Electricity Producers – 30,834 – 30,834
Industrial Conglomerates – 3,858,338 – 3,858,338
Insurance – 17,191,326 – 17,191,326
Interactive Media & Services – 21,021,632 – 21,021,632
Life Sciences Tools & Services – 2,369,645 – 2,369,645
Machinery – 8,569,632 – 8,569,632
Oil, Gas & Consumable Fuels 5,022,959 4,158,890 – 9,181,849
Passenger Airlines – 5,366,862 – 5,366,862
Pharmaceuticals – 2,654,664 – 2,654,664
Semiconductors & Semiconductor
Equipment – 62,358,876 – 62,358,876
Software – 14,935,117 – 14,935,117
Specialty Retail – 2,668,802 – 2,668,802
Technology Hardware, Storage & Peripherals – 37,554,794 – 37,554,794
Wireless Telecommunication Services – 7,813,376 – 7,813,376
Total Common Stocks $ 34,526,274 $ 426,958,701 $ – $ 461,484,975
Repurchase Agreements – 1,940,054 – 1,940,054
Total $ 34,526,274 $ 428,898,755 $ – $ 463,425,029
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 899,704 $ – $ 899,704
Air Freight & Logistics 147,822 312,283 – 460,105
Automobile Components – 159,106 – 159,106
Automobiles – 4,336,906 – 4,336,906
Banks 134,022 9,276,351 – 9,410,373
Beverages 569,841 488,490 – 1,058,331
Broadline Retail 1,542,401 858,629 – 2,401,030
Building Products – 1,163,172 – 1,163,172
Capital Markets – 2,104,263 – 2,104,263
Chemicals – 2,205,129 – 2,205,129
Commercial Services & Supplies – 1,013,469 – 1,013,469
Communications Equipment – 90,662 – 90,662
Construction & Engineering – 1,411,668 – 1,411,668
Construction Materials – 218,709 – 218,709
Consumer Staples Distribution & Retail 249,184 1,033,184 – 1,282,368
Containers & Packaging – 292,328 – 292,328
Diversified REITs – 144,172 – 144,172

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 47
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ – $ 961,015 $ – $ 961,015
Electric Utilities 178,843 1,605,382 – 1,784,225
Electrical Equipment – 956,230 – 956,230
Electronic Equipment, Instruments &
Components – 1,518,462 – 1,518,462
Entertainment 265,281 1,008,492 – 1,273,773
Financial Services 220,681 463,461 – 684,142
Food Products – 758,806 – 758,806
Gas Utilities – 165,766 – 165,766
Health Care Providers & Services – 798,075 – 798,075
Hotels, Restaurants & Leisure – 1,735,107 – 1,735,107
Household Durables – 99,225 – 99,225
Household Products 82,959 92,961 – 175,920
Independent Power and Renewable
Electricity Producers – 546,882 – 546,882
Industrial Conglomerates – 423,294 – 423,294
Insurance 1,303,965 3,141,787 – 4,445,752
Interactive Media & Services 269,712 834,225 – 1,103,937
IT Services 1,194,275 917,602 – 2,111,877
Machinery – 1,358,205 – 1,358,205
Marine Transportation – 444,044 – 444,044
Media 90,377 468,861 – 559,238
Metals & Mining 1,077,117 1,641,083 – 2,718,200
Oil, Gas & Consumable Fuels 1,480,248 2,321,590 – 3,801,838
Paper & Forest Products 76,652 – – 76,652
Passenger Airlines – 160,310 – 160,310
Personal Care Products – 2,145,786 – 2,145,786
Pharmaceuticals 533,907 7,955,322 – 8,489,229
Professional Services – 1,261,946 – 1,261,946
Real Estate Management & Development 83,205 802,341 – 885,546
Semiconductors & Semiconductor
Equipment – 4,671,213 – 4,671,213
Software 1,349,410 491,425 – 1,840,835
Specialty Retail – 1,130,436 – 1,130,436
Technology Hardware, Storage & Peripherals – 1,448,565 – 1,448,565
Textiles, Apparel & Luxury Goods – 2,155,605 – 2,155,605
Tobacco – 1,494,881 – 1,494,881
Trading Companies & Distributors 324,333 1,322,829 – 1,647,162
Transportation Infrastructure – 160,362 – 160,362
Wireless Telecommunication Services – 726,724 – 726,724
Total Common Stocks $ 11,174,235 $ 74,196,525 $ – $ 85,370,760
Repurchase Agreement – 1,473,426 – 1,473,426
Total $ 11,174,235 $ 75,669,951 $ – $ 86,844,186
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,958,314 $ – $ 6,958,314
Banks 3,284,682 – – 3,284,682
Beverages – 7,304,638 – 7,304,638
Biotechnology – 5,888,810 – 5,888,810
Broadline Retail 2,280,289 – – 2,280,289
Capital Markets – 8,830,398 – 8,830,398
Chemicals – 8,733,511 – 8,733,511
Diversified Telecommunication Services – 5,921,620 – 5,921,620
Electrical Equipment – 5,521,417 – 5,521,417
Electronic Equipment, Instruments &
Components – 6,478,979 – 6,478,979

48 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, Funds that had overdrawn balances were as follows:
Level 1 Level 2 Level 3 Total
Assets:
Entertainment $ – $ 5,347,371 $ – $ 5,347,371
Financial Services – 4,509,994 – 4,509,994
Food Products – 21,087,856 – 21,087,856
Health Care Equipment & Supplies – 11,670,360 – 11,670,360
Hotels, Restaurants & Leisure – 5,568,202 – 5,568,202
Household Durables – 5,803,437 – 5,803,437
Industrial REITs – 5,563,231 – 5,563,231
Insurance – 12,452,604 – 12,452,604
Life Sciences Tools & Services – 6,196,448 – 6,196,448
Metals & Mining – 2,858,706 – 2,858,706
Personal Care Products – 6,634,286 – 6,634,286
Pharmaceuticals – 15,545,572 – 15,545,572
Professional Services – 20,735,925 – 20,735,925
Semiconductors & Semiconductor
Equipment 4,972,429 12,107,573 – 17,080,002
Software – 8,446,213 – 8,446,213
Specialty Retail – 3,374,745 – 3,374,745
Technology Hardware, Storage & Peripherals – 3,690,949 – 3,690,949
Textiles, Apparel & Luxury Goods – 6,967,956 – 6,967,956
Total Common Stocks $ 10,537,400 $ 214,199,115 $ – $ 224,736,515
Repurchase Agreement – 1,697,900 – 1,697,900
Total $ 10,537,400 $ 215,897,015 $ – $ 226,434,415
As of June 30, 2023, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2023, Emerging Markets held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
Fund
U.S. Dollar
Amount
Foreign Currency
Amount (USD)
Overseas Value $ — $ 30,301
Emerging Markets 10,948,934 —
International Focused Growth 460,774 —

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 49
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 177,428
Total $ 177,428
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (154,763)
Total $ (154,763)

50 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2023:
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (571,920)
Total $ (571,920)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 6,692
Total $ 6,692
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 26,147,349
Average Settlement Value Sold $ 17,027,370
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 177,428 $ (154,763) $ — $ 22,665
Total $ 177,428 $ (154,763) $ — $ 22,665

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 51
(e) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (154,763) $ 154,763 $ — $ —
Total $ (154,763) $ 154,763 $ — $ —
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Overseas Value $ 6,005,606
Emerging Markets 1,940,054
International Equity 1,473,426
International Focused Growth 1,697,900

52 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $81,619,402, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $83,216,700.
BofA Securities, Inc., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $29,412,397, collateralized by U.S. Government
Treasury Securities, ranging from 0.50% - 4.13%, maturing 2/28/2026 - 6/15/2026; total market value $29,988,039.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $171,704,465.
Credit Suisse AG, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $29,262,334, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.25%, maturing 7/31/2023 - 8/15/2052; total market value $29,847,580.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $86,598,282.

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 53
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Overseas Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 5,606 – 5,606 (5,606) –
Credit Suisse AG 2,000,000 – 2,000,000 (2,000,000) –
Total $ 6,005,606 $ – $ 6,005,606 $ (6,005,606) $ –
Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000 $ – $ 10,000 $ (10,000) $ –
Cantor Fitzgerald &
Co. 1,430,054 – 1,430,054 (1,430,054) –
Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 1,940,054 $ – $ 1,940,054 $ (1,940,054) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,473,426 $ – $ 1,473,426 $ (1,473,426) $ –
Total $ 1,473,426 $ – $ 1,473,426 $ (1,473,426) $ –

54 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,697,900 $ – $ 1,697,900 $ (1,697,900) $ –
Total $ 1,697,900 $ – $ 1,697,900 $ (1,697,900) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 55
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets NS Partners Ltd ("NS Partners")(a)
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners
(a) Effective end of business on June 23, 2023, Loomis, Sayles & Company L.P. was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%

56 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2023, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
Fund Fee Schedule
Advisory Fee
(annual rate)
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 210,185
International Focused Growth 64,766
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Overseas Value 0.75 % N/A 0.75%
Emerging Markets 0.95 0.86% 0.86
International Equity 0.80 N/A 0.64
International Focused Growth 0.85 0.79 0.72
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20
International Equity All Classes 0.83
International Focused Growth All Classes 0.88

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 57
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $231,103 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $2,244.
Fund Classes
Amount
(annual rate)
Emerging Markets Class II 1.43%
International Focused Growth Class II 1.25%
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Overseas Value $ 52 $ 31,704 $ — $ — $ 31,756
Emerging Markets — — — — —
International Equity — — — 65,364 65,364
International Focused Growth 127,784 208,754 274,757 84,747 696,042
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

58 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
Fund Class I Class II Class D Class X Class Z
Overseas Value 0.15% N/A N/A 0.01% 0.01%
Emerging Markets 0.15 0.15% 0.18% N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Overseas Value $ 31,234
Emerging Markets 115,375
International Equity 62,915
International Focused Growth 167,503

International Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 59
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Fund Purchases Sales
Overseas Value $ 49,335,408 $ 75,728,454
Emerging Markets 184,404,350 213,477,594
International Equity 35,222,037 38,657,932
International Focused Growth 25,770,355 46,579,611

60 - Notes to Financial Statements - June 30, 2023 (Unaudited) - International Funds
9. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Overseas Value $ 200,497,129 $ 50,513,659 $ (17,068,329) $ 33,445,330
Emerging Markets 462,483,069 50,475,445 (49,533,485) 941,960
International Equity 75,241,002 14,952,829 (3,349,645) 11,603,184
International Focused Growth 199,332,257 31,331,923 (4,229,765) 27,102,158

International Funds - June 30, 2023 (Unaudited) - Supplemental Information - 61
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

International Funds - June 30, 2023 (Unaudited) - Management Information - 63
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

64 - Management Information - June 30, 2023 (Unaudited) - International Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - June 30, 2023 (Unaudited) - Management Information - 65
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

66 - Market Index Definitions - June 30, 2023 (Unaudited) - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 67
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

68 - Market Index Definitions - June 30, 2023 (Unaudited) - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

International Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 69
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

70 - Market Index Definitions - June 30, 2023 (Unaudited) - International Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Example 10
Statements of Investments 12
Statements of Assets and Liabilities 138
Statements of Operations 142
Statements of Changes in Net Assets 144
Financial Highlights 152
Notes to Financial Statements 157
Supplemental Information 181
Management Information 182
Market Index Definitions 185

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
U.S. Treasury Obligations 41.1%
Mortgage-Backed Securities 26.7%
Corporate Bonds 25.1%
Repurchase Agreements 1.8%
Commercial Mortgage-Backed Securities 1.7%
Foreign Government Securities 1.4%
Supranational 1.1%
U.S. Government Agency Securities 0.7%
Municipal Bonds 0.6%
Asset-Backed Securities 0.5%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Banks 4.6%
Oil, Gas & Consumable Fuels 1.7%
Capital Markets 1.6%
Electric Utilities 1.5%
Health Care Providers & Services 1.0%
Pharmaceuticals 1.0%
Consumer Finance 0.8%
Diversified Telecommunication Services 0.7%
Semiconductors & Semiconductor Equipment 0.6%
Media 0.6%
Other Industries
#
85.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
U.S. Treasury Notes, 2.38%, 8/15/2024 0.7%
FHLMC UMBS, 2.00%, 5/1/2052 0.7%
U.S. Treasury Notes, 1.50%, 10/31/2024 0.6%
U.S. Treasury Notes, 1.50%, 9/30/2024 0.6%
U.S. Treasury Notes, 0.25%, 7/31/2025 0.6%
U.S. Treasury Notes, 0.38%, 1/31/2026 0.5%
FNMA UMBS, 2.50%, 7/1/2052 0.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 7/25/2053 0.5%
U.S. Treasury Notes, 4.00%, 2/15/2026 0.5%
Other Holdings
#
94.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT International Index Fund
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 1.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Banks 9.2%
Pharmaceuticals 9.1%
Insurance 5.0%
Oil, Gas & Consumable Fuels 4.1%
Semiconductors & Semiconductor Equipment 3.5%
Textiles, Apparel & Luxury Goods 3.4%
Automobiles 3.4%
Metals & Mining 3.3%
Food Products 3.2%
Machinery 3.1%
Other Industries
#
52.7%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.1%
ASML Holding NV 1.8%
Novo Nordisk A/S Class B 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.6%
AstraZeneca plc 1.4%
Roche Holding AG 1.4%
Novartis AG (Registered) 1.3%
Shell plc 1.3%
Toyota Motor Corp. 1.1%
HSBC Holdings plc 1.0%
Other Holdings
#
85.3%
100.0%
Top Countries
2
Japan 22.2%
United Kingdom 11.2%
France 10.4%
Germany 8.4%
Australia 7.6%
United States 7.2%
Switzerland 6.1%
Netherlands 5.5%
Denmark 3.0%
Sweden 3.0%
Other Countries
#
15.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Mid Cap Index Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 6.1%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(5.4)%
100.0%
Top Industries
2
Banks 4.9%
Machinery 4.6%
Insurance 3.6%
Building Products 3.6%
Electronic Equipment, Instruments & Components 3.6%
Health Care Equipment & Supplies 3.4%
Hotels, Restaurants & Leisure 3.3%
Oil, Gas & Consumable Fuels 3.3%
Professional Services 3.0%
Specialty Retail 2.8%
Other Industries
#
63.9%
100.0%
Top Holdings
2
Hubbell, Inc., Class B 0.7%
Builders FirstSource, Inc. 0.7%
Reliance Steel & Aluminum Co. 0.7%
Graco, Inc. 0.6%
Jabil, Inc. 0.6%
Deckers Outdoor Corp. 0.6%
Lattice Semiconductor Corp. 0.5%
Penumbra, Inc. 0.5%
Carlisle Cos., Inc. 0.5%
Watsco, Inc. 0.5%
Other Holdings
#
94.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 0.8%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Software 10.2%
Technology Hardware, Storage & Peripherals 7.9%
Semiconductors & Semiconductor Equipment 7.3%
Interactive Media & Services 5.3%
Financial Services 4.2%
Pharmaceuticals 4.1%
Oil, Gas & Consumable Fuels 3.7%
Broadline Retail 3.2%
Banks 3.0%
Health Care Equipment & Supplies 2.9%
Other Industries
#
48.2%
100.0%
Top Holdings
2
Apple, Inc. 7.7%
Microsoft Corp. 6.8%
Amazon.com, Inc. 3.1%
NVIDIA Corp. 2.8%
Alphabet, Inc., Class A 1.9%
Tesla, Inc. 1.9%
Meta Platforms, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.7%
Berkshire Hathaway, Inc., Class B 1.6%
UnitedHealth Group, Inc. 1.2%
Other Holdings
#
69.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreements 6.5%
Futures Contracts
†
0.0%
Closed End Fund
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
§
(5.9)%
100.0%
Top Industries
2
Banks 7.4%
Biotechnology 7.1%
Software 5.1%
Oil, Gas & Consumable Fuels 4.2%
Machinery 3.6%
Health Care Equipment & Supplies 3.3%
Semiconductors & Semiconductor Equipment 3.1%
Electronic Equipment, Instruments & Components 2.6%
Health Care Providers & Services 2.6%
Professional Services 2.3%
Other Industries
#
58.7%
100.0%
Top Holdings
2
Super Micro Computer, Inc. 0.5%
SPS Commerce, Inc. 0.3%
Rambus, Inc. 0.3%
Chart Industries, Inc. 0.3%
Novanta, Inc. 0.3%
Chord Energy Corp. 0.3%
Light & Wonder, Inc. 0.2%
Atkore, Inc. 0.2%
ChampionX Corp. 0.2%
Commercial Metals Co. 0.2%
Other Holdings
#
97.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Index Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 1,022.30 1.96 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Class Y Shares
Actual
(b)
1,000.00 1,022.20 1.20 0.24
Hypothetical
(b)(c)
1,000.00 1,023.60 1.20 0.24
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,116.10 2.47 0.47
Hypothetical
(b)(c)
1,000.00 1,022.46 2.36 0.47
Class II Shares
Actual
(b)
1,000.00 1,115.20 3.67 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class VIII Shares
Actual
(b)
1,000.00 1,114.90 4.30 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class Y Shares
Actual
(b)
1,000.00 1,116.90 1.68 0.32
Hypothetical
(b)(c)
1,000.00 1,023.21 1.61 0.32

Index Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,087.00 2.07 0.40
Hypothetical
(b)(c)
1,000.00 1,022.81 2.01 0.40
Class II Shares
Actual
(b)
1,000.00 1,085.90 3.10 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Class Y Shares
Actual
(b)
1,000.00 1,087.90 1.29 0.25
Hypothetical
(b)(c)
1,000.00 1,023.55 1.25 0.25
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,167.80 1.34 0.25
Hypothetical
(b)(c)
1,000.00 1,023.55 1.25 0.25
Class II Shares
Actual
(b)
1,000.00 1,166.70 2.69 0.50
Hypothetical
(b)(c)
1,000.00 1,022.32 2.51 0.50
Class IV Shares
Actual
(b)
1,000.00 1,167.80 1.45 0.27
Hypothetical
(b)(c)
1,000.00 1,023.46 1.35 0.27
Class Y Shares
Actual
(b)
1,000.00 1,167.80 0.91 0.17
Hypothetical
(b)(c)
1,000.00 1,023.95 0.85 0.17
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 1,078.00 3.14 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class Y Shares
Actual
(b)
1,000.00 1,080.90 1.44 0.28
Hypothetical
(b)(c)
1,000.00 1,023.41 1.40 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0 .5%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 289,090 278,042
Series 2020-1, Class A,
5.88%, 10/15/2027 258,726 256,504
Series 2023-1, Class A,
5.80%, 1/15/2036 103,000 104,964
639,510
Automobiles 0 .0%
†
Carmax Auto Owner Trust,
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 473,066
Consumer Finance 0 .2%
Toyota Auto Receivables
Owner Trust, Series 2023-A,
Class A3, 4.63%, 9/15/2027 4,384,000 4,322,777
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,446,672
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 96,045
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,489,840
3,032,557
Financial Services 0 .1%
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029(a) 1,000,000 983,141
Other 0 .0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 479,676
Total Asset-Backed Securities
(cost $10,073,005)
9,930,727
Commercial Mortgage-Backed Securities 1 .7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,273,880
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 930,925
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,634,289
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,191,426
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,421,319
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 545,906
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,379,099
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,517,998
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,478,777
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,456,834
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 951,860
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 955,503
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,153,267
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,357,978
Series K115, Class A2,
1.38%, 6/25/2030 960,000 779,946
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,629,894
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,327,790
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,142,007
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 982,485
FNMA ACES REMIC, Series
2013-M6, Class 1AC,
3.45%, 2/25/2043(a) 121,104 113,802
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,332,506 1,274,712
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,421,123
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 949,104
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,047,122
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,417,889

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 13
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,425,098
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,374,875
Total Commercial Mortgage-Backed
Securities
(cost $43,842,460) 39,134,908
Corporate Bonds 25 .1%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
4.88%, 5/1/2025 300,000 295,737
2.20%, 2/4/2026 550,000 504,795
2.25%, 6/15/2026 500,000 454,873
5.04%, 5/1/2027(b) 500,000 493,884
3.20%, 3/1/2029 500,000 447,050
2.95%, 2/1/2030(b) 85,000 73,879
5.15%, 5/1/2030(b) 800,000 792,280
3.25%, 2/1/2035 100,000 81,083
5.71%, 5/1/2040 350,000 349,127
3.75%, 2/1/2050 200,000 150,213
5.81%, 5/1/2050(b) 500,000 498,175
5.93%, 5/1/2060 460,000 455,578
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 40,654
2.63%, 11/15/2027 300,000 274,639
3.63%, 4/1/2030 200,000 188,384
2.25%, 6/1/2031(b) 30,000 25,247
2.85%, 6/1/2041 50,000 37,847
4.25%, 4/1/2050 200,000 183,330
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 183,318
L3Harris Technologies, Inc. ,
2.90%, 12/15/2029 100,000 86,541
1.80%, 1/15/2031 185,000 146,420
4.85%, 4/27/2035 90,000 86,431
Leidos, Inc. ,
3.63%, 5/15/2025 100,000 95,911
Lockheed Martin Corp. ,
3.55%, 1/15/2026(b) 126,000 122,200
3.90%, 6/15/2032(b) 50,000 47,089
5.25%, 1/15/2033(b) 25,000 25,899
3.60%, 3/1/2035 110,000 98,324
4.07%, 12/15/2042 393,000 349,714
4.70%, 5/15/2046 250,000 240,337
4.09%, 9/15/2052 300,000 263,814
4.15%, 6/15/2053 100,000 88,035
5.70%, 11/15/2054 25,000 27,757
4.30%, 6/15/2062 100,000 88,538
Northrop Grumman Corp. ,
2.93%, 1/15/2025(b) 500,000 480,484
3.25%, 1/15/2028 400,000 373,032
4.70%, 3/15/2033(b) 100,000 98,141
4.75%, 6/1/2043 250,000 233,965
4.03%, 10/15/2047 400,000 343,643
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Northrop Grumman Corp.,
4.95%, 3/15/2053(b) 75,000 73,065
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 195,959
5.00%, 2/27/2026(b) 75,000 74,901
4.13%, 11/16/2028 600,000 577,881
1.90%, 9/1/2031 50,000 39,917
2.38%, 3/15/2032 185,000 151,576
5.15%, 2/27/2033 125,000 126,709
4.70%, 12/15/2041(b) 50,000 46,479
4.50%, 6/1/2042 700,000 644,326
3.75%, 11/1/2046(b) 100,000 80,572
4.63%, 11/16/2048 400,000 373,177
3.03%, 3/15/2052 195,000 137,079
5.38%, 2/27/2053 95,000 98,648
11,446,657
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 89,998
3.90%, 2/1/2035 380,000 334,614
4.55%, 4/1/2046 500,000 431,374
5.25%, 5/15/2050 200,000 192,200
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 94,170
4.88%, 3/3/2033 60,000 60,633
6.20%, 1/15/2038 295,000 329,756
3.40%, 9/1/2049(b) 320,000 254,779
5.30%, 4/1/2050(b) 150,000 157,571
5.05%, 3/3/2053 60,000 61,025
2,006,120
Automobile Components 0 .0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 94,177
5.40%, 3/15/2049(b) 50,000 44,413
3.10%, 12/1/2051 50,000 31,435
4.15%, 5/1/2052 100,000 76,116
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 129,265
2.65%, 7/1/2027(b) 55,000 50,003
Lear Corp. ,
2.60%, 1/15/2032 50,000 38,841
5.25%, 5/15/2049 150,000 130,353
Magna International, Inc. ,
5.50%, 3/21/2033 20,000 20,360
614,963
Automobiles 0 .1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 402,732
4.20%, 10/1/2027(b) 250,000 236,908
6.80%, 10/1/2027 100,000 103,877
5.40%, 10/15/2029(b) 60,000 58,503
5.60%, 10/15/2032(b) 90,000 87,073
5.15%, 4/1/2038 250,000 222,494
6.25%, 10/2/2043 300,000 293,370
5.20%, 4/1/2045 250,000 213,256
5.40%, 4/1/2048 200,000 171,830

14 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 88,574
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 310,478
2,189,095
Banks 4 .6%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 187,759
5.18%, 11/19/2025 200,000 194,233
5.29%, 8/18/2027 400,000 392,153
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 173,642
3.80%, 2/23/2028(b) 600,000 551,378
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(b)(c) 200,000 187,221
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(c) 200,000 158,445
Bank of America Corp. ,
Series L, 3.95%,
4/21/2025(b) 310,000 300,202
3.88%, 8/1/2025(b) 250,000 242,906
(SOFR + 0.65%), 1.53%,
12/6/2025(b)(c) 400,000 373,924
(CME Term SOFR 3
Month + 0.90%), 2.01%,
2/13/2026(b)(c) 300,000 280,941
4.45%, 3/3/2026(b) 125,000 121,491
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 400,000 383,402
3.50%, 4/19/2026(b) 290,000 278,183
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 458,009
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(c) 235,000 230,995
4.25%, 10/22/2026 435,000 419,860
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 179,959
(SOFR + 1.29%), 5.08%,
1/20/2027(c) 220,000 216,625
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(c) 100,000 94,807
(SOFR + 0.96%), 1.73%,
7/22/2027(b)(c) 850,000 758,850
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 500,000 472,773
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 252,724
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(c) 260,000 249,596
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(c) 250,000 245,509
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 70,000 71,949
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 1,000,000 917,023
(SOFR + 1.63%), 5.20%,
4/25/2029(c) 215,000 212,650
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 85,316
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(c) 600,000 569,276
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(b)(c) 200,000 172,191
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(c) 200,000 167,446
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 503,722
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 316,629
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 522,110
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 79,977
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 228,060
(SOFR + 1.33%), 2.97%,
2/4/2033(b)(c) 350,000 291,769
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 272,671
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 265,000 259,235
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(c) 680,000 673,680
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(b)(c) 300,000 229,510
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 750,000 658,608
7.75%, 5/14/2038 200,000 237,370
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(c) 300,000 257,688
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 210,643
5.88%, 2/7/2042 250,000 265,830
(SOFR + 1.58%), 3.31%,
4/22/2042(b)(c) 300,000 228,585
5.00%, 1/21/2044(b) 350,000 335,417
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 300,000 265,561

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(c) 300,000 257,990
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(c) 600,000 497,467
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 39,395
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 33,987
Bank of Montreal ,
0.63%, 7/9/2024(b) 300,000 284,935
1.85%, 5/1/2025(b) 500,000 467,080
5.30%, 6/5/2026 40,000 39,907
1.25%, 9/15/2026(b) 300,000 264,475
2.65%, 3/8/2027 100,000 91,550
5.20%, 2/1/2028(b) 150,000 149,973
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024 80,000 75,785
5.25%, 12/6/2024 20,000 19,822
1.45%, 1/10/2025 50,000 46,834
3.45%, 4/11/2025(b) 90,000 86,653
5.45%, 6/12/2025(b) 40,000 39,794
4.75%, 2/2/2026 60,000 59,069
1.05%, 3/2/2026(b) 250,000 222,611
1.35%, 6/24/2026 300,000 266,718
1.30%, 9/15/2026(b) 200,000 176,007
1.95%, 2/2/2027 50,000 44,578
5.25%, 6/12/2028(b) 40,000 39,728
4.85%, 2/1/2030(b) 60,000 57,884
2.15%, 8/1/2031(b) 300,000 239,390
2.45%, 2/2/2032 50,000 40,728
Barclays plc ,
5.20%, 5/12/2026 500,000 482,374
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 195,098
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.32%, 11/2/2026(b)(c) 200,000 204,468
(SOFR + 2.21%), 5.83%,
5/9/2027(b)(c) 200,000 197,281
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 351,865
4.34%, 1/10/2028 200,000 188,439
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200,000 195,038
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 208,321
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 378,010
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 181,869
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 200,000 216,378
(SOFR + 2.98%), 6.22%,
5/9/2034(c) 400,000 398,414
5.25%, 8/17/2045(b) 205,000 190,433
4.95%, 1/10/2047 200,000 176,271
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024(b) 200,000 188,370
5.14%, 4/28/2025 60,000 59,505
3.95%, 8/4/2025 60,000 58,014
1.25%, 6/22/2026 200,000 177,494
5.00%, 4/28/2028 60,000 59,051
Citigroup, Inc. ,
3.30%, 4/27/2025(b) 560,000 538,798
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 136,212
4.60%, 3/9/2026 350,000 338,852
(SOFR + 1.53%), 3.29%,
3/17/2026(b)(c) 90,000 86,068
(SOFR + 2.84%), 3.11%,
4/8/2026(b)(c) 400,000 381,878
3.40%, 5/1/2026 500,000 475,508
(SOFR + 1.55%), 5.61%,
9/29/2026(c) 230,000 229,687
3.20%, 10/21/2026 500,000 468,021
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 253,103
4.45%, 9/29/2027 500,000 477,414
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(c) 500,000 473,803
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 368,097
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(c) 70,000 68,254
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(b)(c) 700,000 650,126
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b)(c) 500,000 462,318
(SOFR + 1.42%), 2.98%,
11/5/2030(b)(c) 200,000 173,314
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 84,649
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 282,079
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 250,295

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 200,049
6.63%, 6/15/2032 333,000 352,344
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 375,694
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 79,516
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 335,000 324,164
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(c) 200,000 212,283
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 445,000 448,877
8.13%, 7/15/2039 350,000 447,820
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 293,034
6.68%, 9/13/2043 150,000 161,567
4.65%, 7/23/2048(b) 200,000 181,042
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030(b) 170,000 133,107
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 34,394
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 207,635
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025(b) 250,000 235,065
3.38%, 5/21/2025(b) 250,000 240,882
5.25%, 5/24/2041(b) 175,000 182,886
5.25%, 8/4/2045(b) 250,000 233,772
Discover Bank ,
2.45%, 9/12/2024 300,000 284,105
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 36,801
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(c) 60,000 59,735
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 56,066
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 40,000 35,244
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 190,693
3.85%, 3/15/2026 300,000 276,845
2.25%, 2/1/2027 295,000 258,114
HSBC Holdings plc ,
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 189,612
(SOFR + 1.54%), 1.64%,
4/18/2026(b)(c) 1,200,000 1,105,311
3.90%, 5/25/2026 700,000 667,029
(SOFR + 3.03%), 7.34%,
11/3/2026(b)(c) 300,000 308,806
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 177,462
(SOFR + 2.11%), 4.75%,
6/9/2028(b)(c) 200,000 192,162
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 215,000 226,907
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 167,313
4.95%, 3/31/2030 200,000 196,893
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(c) 600,000 538,790
(SOFR + 1.95%), 2.36%,
8/18/2031(c) 300,000 239,465
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 177,938
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 180,496
(SOFR + 2.87%), 5.40%,
8/11/2033(c) 300,000 293,300
(SOFR + 4.25%), 8.11%,
11/3/2033(c) 300,000 333,033
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(c) 200,000 205,010
6.50%, 5/2/2036 400,000 396,987
6.50%, 9/15/2037 400,000 399,313
6.80%, 6/1/2038 200,000 201,956
(SOFR + 2.65%), 6.33%,
3/9/2044(c) 200,000 207,323
5.25%, 3/14/2044(b) 250,000 225,671
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 27,870
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 176,253
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 233,222
ING Groep NV ,
3.95%, 3/29/2027 300,000 284,102
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(c) 400,000 375,281
4.55%, 10/2/2028(b) 200,000 191,352
JPMorgan Chase & Co. ,
3.88%, 9/10/2024 1,000,000 976,293
3.13%, 1/23/2025(b) 500,000 483,624
(SOFR + 0.49%), 0.77%,
8/9/2025(b)(c) 500,000 470,917
(SOFR + 1.16%), 2.30%,
10/15/2025(b)(c) 250,000 238,228
(SOFR + 0.61%), 1.56%,
12/10/2025(c) 200,000 187,260

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.07%), 5.55%,
12/15/2025(b)(c) 300,000 298,732
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 85,342
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 281,763
3.30%, 4/1/2026 500,000 476,338
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 355,000 344,976
2.95%, 10/1/2026(b) 1,000,000 937,285
8.00%, 4/29/2027 290,000 318,038
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 176,565
4.25%, 10/1/2027(b) 500,000 484,436
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 78,044
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 347,485
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(c) 500,000 467,423
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(c) 180,000 177,589
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(c) 600,000 564,872
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 428,815
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 192,159
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 400,000 338,338
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 75,000 62,296
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 417,855
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 109,514
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 33,365
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 790,000 771,967
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 270,000 273,913
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 160,000 161,275
5.60%, 7/15/2041 400,000 415,989
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(c) 300,000 206,360
5.40%, 1/6/2042(b) 500,000 507,902
4.85%, 2/1/2044 500,000 472,942
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(c) 750,000 647,133
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 250,000 205,527
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 419,211
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 145,769
KeyBank NA ,
5.85%, 11/15/2027 250,000 235,418
6.95%, 2/1/2028(b) 225,000 211,016
KeyCorp ,
2.25%, 4/6/2027(b) 50,000 41,482
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(c) 105,000 88,026
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 471,450
4.38%, 2/15/2033 200,000 194,193
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 850,000 767,851
2.88%, 4/3/2028 1,000,000 940,350
3.88%, 6/15/2028 1,200,000 1,178,765
0.00%, 6/29/2037(b)(d) 750,000 423,557
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 917,779
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 199,013
4.58%, 12/10/2025(b) 350,000 335,181
4.65%, 3/24/2026 200,000 191,004
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(c) 200,000 184,663
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 452,838
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(c) 300,000 297,466
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 216,975
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 198,232
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(b)(c) 40,000 37,365

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028 250,000 233,774
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
4.79%, 7/18/2025(b)(c) 240,000 236,554
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 188,953
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 186,606
3.85%, 3/1/2026(b) 750,000 718,583
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 176,513
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 175,988
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 178,879
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 294,018
3.74%, 3/7/2029(b) 600,000 547,882
3.20%, 7/18/2029 500,000 441,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 300,000 238,729
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 164,831
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 294,086
Mizuho Financial Group, Inc. ,
(SOFR + 1.36%), 2.55%,
9/13/2025(b)(c) 455,000 434,403
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(c) 200,000 176,440
3.17%, 9/11/2027(b) 250,000 229,154
4.02%, 3/5/2028 300,000 282,011
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
0.00%, 7/6/2029(c) 200,000 200,493
(SOFR + 1.77%), 2.20%,
7/10/2031(b)(c) 400,000 320,238
2.56%, 9/13/2031 200,000 157,341
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
0.00%, 7/6/2034(c) 200,000 200,595
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 693,400
National Bank of Canada ,
0.75%, 8/6/2024 250,000 235,844
NatWest Group plc ,
4.80%, 4/5/2026 300,000 291,192
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(c) 300,000 306,827
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 176,008
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(c) 200,000 179,874
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(c) 400,000 380,498
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 476,898
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 942,746
PNC Bank NA ,
2.95%, 2/23/2025 500,000 475,981
3.88%, 4/10/2025 500,000 477,292
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(c) 62,000 61,623
1.15%, 8/13/2026(b) 100,000 87,732
(SOFR + 1.09%), 4.76%,
1/26/2027(b)(c) 140,000 136,825
(SOFR + 1.62%), 5.35%,
12/2/2028(c) 135,000 133,499
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(c) 362,000 360,296
2.55%, 1/22/2030(b) 500,000 420,041
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 162,309

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c) 300,000 307,012
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(c) 125,000 119,870
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 369,951
1.80%, 8/12/2028 200,000 161,547
Royal Bank of Canada ,
2.55%, 7/16/2024 350,000 339,229
3.97%, 7/26/2024(b) 90,000 88,378
0.65%, 7/29/2024(b) 400,000 379,008
0.75%, 10/7/2024(b) 300,000 281,615
5.66%, 10/25/2024(b) 40,000 39,984
2.25%, 11/1/2024 500,000 477,091
3.38%, 4/14/2025 40,000 38,507
4.95%, 4/25/2025 80,000 78,973
4.88%, 1/12/2026(b) 100,000 98,896
1.20%, 4/27/2026 100,000 89,175
1.15%, 7/14/2026(b) 200,000 176,939
1.40%, 11/2/2026(b) 300,000 264,154
2.05%, 1/21/2027 200,000 179,393
3.63%, 5/4/2027 40,000 37,853
4.24%, 8/3/2027(b) 90,000 86,831
6.00%, 11/1/2027(b) 40,000 40,963
4.90%, 1/12/2028(b) 100,000 98,692
2.30%, 11/3/2031(b) 200,000 162,436
3.88%, 5/4/2032 40,000 36,623
5.00%, 2/1/2033(b) 100,000 98,005
5.00%, 5/2/2033(b) 80,000 78,066
Santander Holdings USA, Inc. ,
(SOFR + 2.33%), 5.81%,
9/9/2026(b)(c) 40,000 39,286
3.24%, 10/5/2026 300,000 270,105
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 107,960
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(c) 60,000 59,348
(SOFR + 2.70%), 6.56%,
6/12/2029(c) 24,000 23,534
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b)(c) 500,000 445,197
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 300,000 300,682
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 174,597
(SOFR + 2.60%), 6.53%,
1/10/2029(b)(c) 200,000 201,367
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 478,923
3.78%, 3/9/2026(b) 450,000 430,113
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
2.63%, 7/14/2026 400,000 367,980
1.40%, 9/17/2026(b) 200,000 175,864
3.36%, 7/12/2027 300,000 279,943
3.35%, 10/18/2027(b) 500,000 459,478
1.90%, 9/17/2028 200,000 168,002
3.04%, 7/16/2029 400,000 349,416
3.20%, 9/17/2029 500,000 436,195
2.93%, 9/17/2041(b) 300,000 211,686
Synovus Bank ,
5.63%, 2/15/2028 250,000 225,872
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 100,000 94,282
4.29%, 9/13/2024 90,000 88,394
1.25%, 12/13/2024(b) 200,000 188,234
1.45%, 1/10/2025 100,000 94,132
3.77%, 6/6/2025(b) 100,000 96,952
0.75%, 1/6/2026(b) 200,000 178,566
1.20%, 6/3/2026 200,000 177,855
1.25%, 9/10/2026 100,000 88,398
1.95%, 1/12/2027(b) 100,000 89,891
2.80%, 3/10/2027 100,000 91,662
4.11%, 6/8/2027 100,000 95,639
4.69%, 9/15/2027 90,000 88,083
2.00%, 9/10/2031(b) 100,000 79,352
2.45%, 1/12/2032 100,000 82,006
3.20%, 3/10/2032 100,000 86,477
4.46%, 6/8/2032(b) 355,000 336,874
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 377,153
3.63%, 9/16/2025(b) 250,000 233,564
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 230,774
2.25%, 3/11/2030 300,000 238,353
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 239,975
4.00%, 5/1/2025 500,000 482,756
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 86,500
(SOFR + 1.63%), 5.90%,
10/28/2026(c) 100,000 99,122
(SOFR + 2.05%), 6.05%,
6/8/2027(b)(c) 55,000 55,023
1.13%, 8/3/2027 300,000 252,582
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 61,248
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 80,000 76,894
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 249,363
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 90,000 82,246
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 101,482
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 28,429

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 45,000 45,018
US Bancorp ,
(SOFR + 1.43%), 5.73%,
10/21/2026(c) 300,000 299,828
Series X, 3.15%, 4/27/2027 300,000 277,218
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 88,650
3.90%, 4/26/2028 500,000 469,965
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(c) 105,000 100,414
(SOFR + 1.23%), 4.65%,
2/1/2029(c) 100,000 95,529
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(c) 40,000 39,988
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 80,004
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 104,187
(SOFR + 2.09%), 5.85%,
10/21/2033(c) 200,000 200,266
(SOFR + 1.60%), 4.84%,
2/1/2034(c) 100,000 93,403
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 300,000 302,171
US Bank NA ,
2.80%, 1/27/2025 1,000,000 954,535
Wells Fargo & Co. ,
3.00%, 2/19/2025(b) 825,000 791,806
3.00%, 4/22/2026(b) 500,000 470,150
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 773,426
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 374,775
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 68,396
3.00%, 10/23/2026 700,000 649,785
4.30%, 7/22/2027(b) 200,000 191,858
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 186,670
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 712,905
(SOFR + 1.98%), 4.81%,
7/25/2028(b)(c) 125,000 122,178
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 431,842
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(c) 300,000 254,007
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 171,171
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 167,862
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 1,040,000 1,033,359
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 441,309
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
5.38%, 11/2/2043 250,000 235,368
5.61%, 1/15/2044 188,000 180,483
4.65%, 11/4/2044(b) 300,000 254,495
4.90%, 11/17/2045 300,000 264,015
4.40%, 6/14/2046 350,000 284,235
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 500,000 465,703
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 300,000 263,069
Westpac Banking Corp. ,
1.15%, 6/3/2026(b) 200,000 178,123
5.46%, 11/18/2027 200,000 202,964
3.40%, 1/25/2028(b) 300,000 280,991
1.95%, 11/20/2028(b) 200,000 171,444
2.65%, 1/16/2030(b) 120,000 105,557
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(c) 300,000 280,298
2.15%, 6/3/2031(b) 300,000 252,245
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 277,913
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 434,796
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 65,198
3.13%, 11/18/2041 65,000 44,051
104,032,014
Beverages 0 .6%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026(b) 250,000 242,142
4.70%, 2/1/2036 510,000 496,033
4.90%, 2/1/2046 770,000 735,959
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 137,615
4.90%, 2/1/2046 300,000 286,737
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 241,750
4.75%, 1/23/2029 900,000 896,091
3.50%, 6/1/2030 400,000 371,954
4.60%, 4/15/2048 363,000 336,955
4.44%, 10/6/2048 581,000 522,823
5.55%, 1/23/2049 650,000 685,096
5.80%, 1/23/2059 150,000 163,453
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 40,150
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 483,243
2.90%, 5/25/2027 500,000 473,027

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The),
3.45%, 3/25/2030(b) 200,000 188,701
2.00%, 3/5/2031(b) 95,000 79,818
2.25%, 1/5/2032(b) 300,000 255,264
2.88%, 5/5/2041 300,000 237,047
2.60%, 6/1/2050 400,000 279,353
3.00%, 3/5/2051(b) 135,000 102,853
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 131,864
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 473,089
2.88%, 5/1/2030 100,000 86,747
2.25%, 8/1/2031(b) 405,000 330,957
4.90%, 5/1/2033 60,000 58,952
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 182,013
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 300,234
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 300,000 234,348
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029(b) 50,000 47,090
4.05%, 4/15/2032(b) 50,000 46,461
4.50%, 4/15/2052(b) 250,000 220,294
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 177,478
5.00%, 5/1/2042(b) 250,000 231,506
4.20%, 7/15/2046 300,000 248,415
PepsiCo, Inc. ,
2.25%, 3/19/2025(b) 300,000 286,202
4.55%, 2/13/2026 60,000 59,819
3.00%, 10/15/2027 300,000 282,370
3.60%, 2/18/2028 25,000 24,057
4.45%, 5/15/2028(b) 60,000 59,962
2.75%, 3/19/2030 700,000 629,562
1.63%, 5/1/2030(b) 130,000 108,028
1.40%, 2/25/2031(b) 200,000 160,949
1.95%, 10/21/2031(b) 100,000 82,737
3.90%, 7/18/2032(b) 35,000 33,649
4.45%, 2/15/2033(b) 60,000 60,482
2.63%, 10/21/2041(b) 50,000 37,684
4.45%, 4/14/2046 300,000 289,418
3.63%, 3/19/2050 200,000 169,989
2.75%, 10/21/2051 50,000 35,871
4.20%, 7/18/2052 25,000 23,281
4.65%, 2/15/2053 60,000 60,433
12,430,005
Biotechnology 0 .5%
AbbVie, Inc. ,
2.60%, 11/21/2024 400,000 383,789
3.80%, 3/15/2025 250,000 243,055
3.60%, 5/14/2025 500,000 483,348
3.20%, 5/14/2026 120,000 113,731
2.95%, 11/21/2026 800,000 747,396
3.20%, 11/21/2029 550,000 497,352
4.55%, 3/15/2035 195,000 185,693
4.50%, 5/14/2035 500,000 475,048
4.05%, 11/21/2039 380,000 330,852
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.40%, 11/6/2042 375,000 335,798
4.75%, 3/15/2045 168,000 153,612
4.88%, 11/14/2048 300,000 283,507
4.25%, 11/21/2049(b) 675,000 582,612
Amgen, Inc. ,
5.25%, 3/2/2025 290,000 288,468
5.15%, 3/2/2028 290,000 289,739
1.65%, 8/15/2028(b) 200,000 171,078
4.05%, 8/18/2029(b) 120,000 113,776
5.25%, 3/2/2030 300,000 300,599
2.00%, 1/15/2032(b) 200,000 157,948
3.35%, 2/22/2032 55,000 48,465
4.20%, 3/1/2033(b) 120,000 111,987
5.25%, 3/2/2033 315,000 315,402
2.80%, 8/15/2041(b) 200,000 141,309
5.60%, 3/2/2043 290,000 290,878
4.40%, 5/1/2045 400,000 346,444
4.56%, 6/15/2048 274,000 242,754
3.38%, 2/21/2050 400,000 293,060
4.66%, 6/15/2051 618,000 553,435
3.00%, 1/15/2052 200,000 133,339
4.20%, 2/22/2052 25,000 20,685
4.88%, 3/1/2053 55,000 50,605
5.65%, 3/2/2053(b) 405,000 410,146
4.40%, 2/22/2062 165,000 135,420
5.75%, 3/2/2063 180,000 182,599
Baxalta, Inc. ,
4.00%, 6/23/2025(b) 60,000 58,208
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 167,084
3.15%, 5/1/2050 230,000 157,351
3.25%, 2/15/2051 130,000 90,750
Gilead Sciences, Inc. ,
3.65%, 3/1/2026(b) 145,000 139,492
1.20%, 10/1/2027(b) 60,000 51,778
1.65%, 10/1/2030(b) 115,000 93,856
5.65%, 12/1/2041 200,000 210,314
4.50%, 2/1/2045 500,000 456,056
4.75%, 3/1/2046 200,000 188,237
4.15%, 3/1/2047 400,000 347,052
2.80%, 10/1/2050 95,000 64,258
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 41,856
11,480,221
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 464,736
4.00%, 12/6/2037 200,000 167,587
4.20%, 12/6/2047 500,000 392,916
Amazon.com, Inc. ,
2.80%, 8/22/2024 250,000 243,074
4.70%, 11/29/2024(b) 130,000 129,155
1.00%, 5/12/2026(b) 250,000 224,757
3.30%, 4/13/2027(b) 195,000 185,705
3.15%, 8/22/2027 250,000 235,215
4.55%, 12/1/2027 400,000 397,488
1.65%, 5/12/2028(b) 200,000 174,625

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
3.45%, 4/13/2029(b) 180,000 169,468
4.65%, 12/1/2029(b) 130,000 130,329
1.50%, 6/3/2030(b) 200,000 164,374
2.10%, 5/12/2031(b) 300,000 252,302
3.60%, 4/13/2032 270,000 251,737
4.70%, 12/1/2032(b) 130,000 131,069
4.80%, 12/5/2034(b) 100,000 102,025
3.88%, 8/22/2037 200,000 182,630
2.88%, 5/12/2041 200,000 154,207
4.05%, 8/22/2047 400,000 358,784
2.50%, 6/3/2050 250,000 166,248
3.10%, 5/12/2051 300,000 223,758
3.95%, 4/13/2052(b) 190,000 165,601
4.25%, 8/22/2057 250,000 224,871
2.70%, 6/3/2060 100,000 64,286
3.25%, 5/12/2061 200,000 144,695
eBay, Inc. ,
1.40%, 5/10/2026 40,000 36,114
3.60%, 6/5/2027(b) 500,000 472,695
2.60%, 5/10/2031 75,000 62,531
3.65%, 5/10/2051 100,000 73,245
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 179,403
6,325,630
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 220,791
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 78,910
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 28,249
2.72%, 2/15/2030 50,000 43,036
3.38%, 4/5/2040 300,000 230,303
3.58%, 4/5/2050 350,000 258,648
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 43,712
4.00%, 3/25/2032 100,000 88,742
5.88%, 6/1/2033 32,000 32,042
4.50%, 3/25/2052 30,000 23,358
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 175,969
1.75%, 9/15/2030(b) 100,000 80,676
2.00%, 9/16/2031 100,000 79,941
4.90%, 12/1/2032 65,000 64,385
4.63%, 7/2/2044(b)(e) 100,000 89,076
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 197,207
3.13%, 2/15/2051 60,000 37,701
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 163,668
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 220,444
2,156,858
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1 .7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032(b) 50,000 47,881
5.15%, 5/15/2033 45,000 44,680
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 86,644
2.88%, 6/15/2028(b) 250,000 206,741
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 42,874
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 727,158
2.10%, 10/24/2024(b) 250,000 238,933
Series J, 0.85%, 10/25/2024 100,000 93,853
Series G, 3.00%,
2/24/2025(b) 205,000 196,983
3.35%, 4/25/2025 90,000 86,541
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,468
1.05%, 10/15/2026(b) 100,000 87,268
2.05%, 1/26/2027(b) 200,000 179,982
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 80,000 79,013
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 38,331
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(b)(c) 25,000 25,482
Series J, 1.90%, 1/25/2029 200,000 167,025
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(c) 100,000 97,327
3.85%, 4/26/2029(b) 90,000 85,198
1.80%, 7/28/2031 100,000 79,205
2.50%, 1/26/2032 100,000 81,705
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 37,851
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 187,659
(SOFR + 1.51%), 4.71%,
2/1/2034(b)(c) 100,000 96,044
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(c) 80,000 78,126
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(b) 100,000 96,313
7.05%, 9/29/2025(b) 50,000 49,871
3.25%, 3/15/2027(b) 200,000 172,824
4.00%, 1/15/2029 200,000 169,529
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 200,000 163,895
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(b) 50,000 38,931
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 132,225

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 38,418
3.90%, 1/25/2028(b) 40,000 37,034
4.85%, 3/29/2029(b) 300,000 287,797
3.50%, 3/30/2051 35,000 23,151
3.63%, 2/15/2052 15,000 10,185
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 235,648
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 150,174
1.15%, 5/13/2026 400,000 353,979
2.45%, 3/3/2027 40,000 35,831
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 300,000 299,640
1.65%, 3/11/2031 200,000 152,281
2.30%, 5/13/2031(b) 300,000 239,026
1.95%, 12/1/2031(b) 100,000 76,179
2.90%, 3/3/2032(b) 100,000 82,322
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 30,376
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 481,672
2.65%, 3/15/2032(b) 50,000 42,470
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 240,753
7.95%, 1/9/2025 250,000 255,061
2.95%, 4/9/2025 400,000 375,889
5.00%, 7/9/2027 250,000 241,348
7.50%, 2/15/2028 500,000 531,105
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 60,919
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(b)(c) 200,000 190,697
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 137,907
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 146,087
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 173,421
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 300,000 300,428
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 290,678
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 118,123
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 185,007
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 27,522
3.45%, 3/1/2032(b) 25,000 21,266
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 85,243
3.25%, 7/15/2027 50,000 42,873
3.13%, 10/12/2028 150,000 122,111
Goldman Sachs Group, Inc.
(The) ,
3.85%, 7/8/2024(b) 385,000 377,545
3.50%, 4/1/2025 670,000 643,595
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
3.75%, 5/22/2025 500,000 482,580
4.25%, 10/21/2025(b) 500,000 481,835
3.85%, 1/26/2027(b) 800,000 760,585
(SOFR + 0.80%), 1.43%,
3/9/2027(b)(c) 250,000 223,376
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 63,210
(SOFR + 0.82%), 1.54%,
9/10/2027(b)(c) 500,000 439,452
(SOFR + 0.91%), 1.95%,
10/21/2027(b)(c) 240,000 213,487
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 86,198
(SOFR + 1.85%), 3.62%,
3/15/2028(b)(c) 75,000 70,370
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 193,363
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(c) 700,000 661,143
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 319,846
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 224,280
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 134,496
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 695,000 587,104
6.45%, 5/1/2036(b) 400,000 417,879
6.75%, 10/1/2037 500,000 537,772
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(c) 500,000 423,428
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 200,000 174,523
6.25%, 2/1/2041 350,000 376,210
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 147,764
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 211,800
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 26,623
4.80%, 7/8/2044(b) 300,000 274,669
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 84,098
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025 45,000 44,072
3.75%, 12/1/2025 160,000 155,221
4.00%, 9/15/2027 180,000 175,170
4.35%, 6/15/2029 150,000 146,231
2.10%, 6/15/2030(b) 165,000 138,071
1.85%, 9/15/2032(b) 500,000 383,235
4.60%, 3/15/2033(b) 110,000 106,569
4.25%, 9/21/2048 100,000 86,103
3.00%, 6/15/2050 75,000 51,846

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.95%, 6/15/2052(b) 120,000 113,227
5.20%, 6/15/2062 110,000 108,728
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 489,789
2.63%, 10/15/2031 50,000 38,764
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 493,454
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 87,946
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 279,362
2.00%, 8/19/2031(b) 60,000 48,343
2.75%, 8/19/2041(b) 75,000 52,631
3.25%, 5/20/2050 35,000 25,059
3.10%, 11/29/2061 95,000 62,313
Morgan Stanley ,
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 560,776
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 284,401
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 600,773
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 78,503
3.13%, 7/27/2026 500,000 468,222
3.63%, 1/20/2027 750,000 712,132
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(c) 105,000 104,125
3.95%, 4/23/2027 500,000 473,416
(SOFR + 0.88%), 1.59%,
5/4/2027(c) 600,000 537,131
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 425,265
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(c) 195,000 175,975
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(c) 80,000 76,852
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(c) 300,000 276,807
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(c) 600,000 560,145
(SOFR + 1.73%), 5.12%,
2/1/2029(c) 90,000 88,761
(SOFR + 1.59%), 5.16%,
4/20/2029(b)(c) 255,000 251,885
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 500,000 475,718
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 600,000 510,296
(SOFR + 3.12%), 3.62%,
4/1/2031(b)(c) 420,000 378,458
7.25%, 4/1/2032 324,000 367,408
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 390,315
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 397,393
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 222,122
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 58,186
(SOFR + 2.08%), 4.89%,
7/20/2033(b)(c) 45,000 43,310
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(c) 130,000 138,294
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 170,000 167,866
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 341,433
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 75,696
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(c) 90,000 88,834
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 400,000 303,320
4.30%, 1/27/2045 300,000 262,440
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 104,392
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 134,512
Nasdaq, Inc. ,
5.35%, 6/28/2028 65,000 65,094
1.65%, 1/15/2031(b) 400,000 310,458
5.55%, 2/15/2034 80,000 80,315
3.95%, 3/7/2052 250,000 192,056
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 265,195
2.17%, 7/14/2028(b) 200,000 168,725
5.61%, 7/6/2029 200,000 197,260
3.10%, 1/16/2030(b) 200,000 170,453
2.61%, 7/14/2031 200,000 158,687
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 62,619
6.13%, 11/2/2032 130,000 134,777
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 86,273
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 187,407
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027 50,000 42,380
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 83,495
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 225,465
S&P Global, Inc. ,
2.45%, 3/1/2027(b) 30,000 27,671
2.70%, 3/1/2029(b) 100,000 90,004
2.50%, 12/1/2029(b) 80,000 69,717
1.25%, 8/15/2030 110,000 86,626

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
S&P Global, Inc.,
2.90%, 3/1/2032(b) 325,000 281,694
3.25%, 12/1/2049 65,000 48,862
2.30%, 8/15/2060 40,000 23,166
State Street Corp. ,
3.30%, 12/16/2024 310,000 299,163
(SOFR + 1.13%), 5.10%,
5/18/2026(b)(c) 60,000 59,543
2.65%, 5/19/2026(b) 300,000 281,132
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 55,302
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 178,338
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 36,080
(SOFR + 1.72%), 5.82%,
11/4/2028(b)(c) 60,000 61,456
2.40%, 1/24/2030(b) 200,000 172,553
(SOFR + 1.00%), 2.62%,
2/7/2033(b)(c) 20,000 16,593
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(c) 110,000 106,806
(SOFR + 1.89%), 5.16%,
5/18/2034(c) 60,000 59,641
UBS Group AG ,
3.75%, 3/26/2025(b) 390,000 373,191
4.55%, 4/17/2026 250,000 240,292
4.88%, 5/15/2045 400,000 346,317
37,266,514
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025(b) 25,000 23,067
1.85%, 5/15/2027 105,000 94,444
2.05%, 5/15/2030(b) 145,000 123,090
4.80%, 3/3/2033 70,000 70,629
2.70%, 5/15/2040 65,000 48,476
2.80%, 5/15/2050(b) 40,000 28,567
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 28,716
Celanese US Holdings LLC ,
5.90%, 7/5/2024(b) 100,000 99,787
6.05%, 3/15/2025(b) 100,000 99,591
1.40%, 8/5/2026 100,000 86,656
6.17%, 7/15/2027(b) 100,000 99,483
6.33%, 7/15/2029 165,000 163,865
6.38%, 7/15/2032(b) 70,000 70,607
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 300,000 286,994
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 26,891
9.40%, 5/15/2039(b) 206,000 276,717
4.38%, 11/15/2042 300,000 252,701
4.80%, 5/15/2049(b) 350,000 304,682
6.90%, 5/15/2053 25,000 28,232
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025 300,000 293,804
4.73%, 11/15/2028 400,000 393,364
5.42%, 11/15/2048(b) 300,000 295,769
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
5.75%, 3/8/2033 35,000 34,958
4.65%, 10/15/2044(b) 200,000 168,582
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 76,182
1.30%, 1/30/2031(b) 200,000 156,786
2.13%, 2/1/2032 100,000 81,841
2.13%, 8/15/2050(b) 200,000 119,080
2.70%, 12/15/2051 75,000 49,715
2.75%, 8/18/2055 65,000 41,640
FMC Corp. ,
5.15%, 5/18/2026 40,000 39,351
3.45%, 10/1/2029 60,000 52,486
5.65%, 5/18/2033 40,000 39,120
4.50%, 10/1/2049 85,000 65,526
6.38%, 5/18/2053 40,000 40,585
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 59,248
Linde, Inc. ,
4.70%, 12/5/2025 400,000 396,930
3.20%, 1/30/2026(b) 250,000 241,454
Lubrizol Corp. (The) ,
6.50%, 10/1/2034(b) 147,000 171,307
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 110,543
5.63%, 5/15/2033(b) 40,000 40,026
4.20%, 5/1/2050 200,000 152,540
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 201,677
Mosaic Co. (The) ,
4.05%, 11/15/2027 250,000 238,044
Nutrien Ltd. ,
3.00%, 4/1/2025(b) 150,000 142,665
5.95%, 11/7/2025(b) 50,000 50,300
4.90%, 3/27/2028(b) 25,000 24,520
5.88%, 12/1/2036 125,000 125,510
5.25%, 1/15/2045 154,000 142,521
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 98,532
2.80%, 8/15/2029 300,000 264,816
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 35,598
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 387,306
2.95%, 8/15/2029(b) 200,000 176,454
2.20%, 3/15/2032(b) 200,000 161,214
4.50%, 6/1/2047 150,000 131,331
2.90%, 3/15/2052 80,000 51,478
Westlake Corp. ,
2.88%, 8/15/2041 100,000 66,540
4.38%, 11/15/2047 200,000 156,831
7,789,369
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,031
4.00%, 5/1/2032(b) 40,000 37,994

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 16,596
Republic Services, Inc. ,
3.20%, 3/15/2025(b) 500,000 481,042
1.45%, 2/15/2031(b) 165,000 129,492
2.38%, 3/15/2033(b) 200,000 162,683
6.20%, 3/1/2040 70,000 76,057
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 96,209
2.20%, 1/15/2032(b) 100,000 80,647
3.20%, 6/1/2032(b) 50,000 43,576
4.20%, 1/15/2033(b) 100,000 93,985
2.95%, 1/15/2052 70,000 47,928
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 29,942
4.63%, 2/15/2030(b) 50,000 49,261
4.63%, 2/15/2033(b) 50,000 48,981
2.95%, 6/1/2041 85,000 62,970
4.15%, 7/15/2049(b) 125,000 109,554
1,595,948
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 388,201
5.90%, 2/15/2039(b) 300,000 331,865
5.50%, 1/15/2040 400,000 425,333
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 54,000 52,722
2.30%, 11/15/2030 300,000 242,329
5.60%, 6/1/2032 100,000 99,088
1,539,538
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 84,953
2.35%, 1/15/2032 50,000 39,341
3.05%, 10/1/2041 55,000 38,167
162,461
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 53,013
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 422,457
2.40%, 7/15/2031(b) 25,000 20,401
3.20%, 7/15/2051 50,000 34,806
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 217,138
747,815
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
1.65%, 10/29/2024 150,000 140,956
4.45%, 4/3/2026(b) 200,000 190,955
2.45%, 10/29/2026 480,000 428,712
3.88%, 1/23/2028(b) 500,000 459,687
3.00%, 10/29/2028 300,000 259,396
3.30%, 1/30/2032 300,000 245,430
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
AerCap Ireland Capital DAC,
3.40%, 10/29/2033 150,000 120,480
3.85%, 10/29/2041 150,000 113,942
Ally Financial, Inc. ,
4.63%, 3/30/2025 100,000 96,267
4.75%, 6/9/2027(b) 40,000 37,133
7.10%, 11/15/2027 100,000 100,858
2.20%, 11/2/2028(b) 165,000 131,689
8.00%, 11/1/2031 150,000 155,718
American Express Co. ,
2.50%, 7/30/2024 400,000 386,675
3.00%, 10/30/2024(b) 500,000 482,018
3.63%, 12/5/2024(b) 500,000 485,628
2.25%, 3/4/2025 35,000 33,149
3.95%, 8/1/2025(b) 130,000 126,173
4.20%, 11/6/2025(b) 200,000 194,487
4.90%, 2/13/2026(b) 200,000 197,946
(SOFR + 1.00%), 4.99%,
5/1/2026(b)(c) 80,000 79,006
1.65%, 11/4/2026 200,000 177,921
2.55%, 3/4/2027 60,000 54,625
3.30%, 5/3/2027 300,000 280,055
5.85%, 11/5/2027 95,000 97,274
4.05%, 5/3/2029(b) 60,000 57,121
(SOFR + 2.26%), 4.99%,
5/26/2033(b)(c) 25,000 23,952
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 122,668
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 120,000 117,375
American Honda Finance
Corp. ,
0.75%, 8/9/2024 50,000 47,448
2.15%, 9/10/2024(b) 500,000 479,625
1.50%, 1/13/2025 50,000 47,117
Series A, 4.60%, 4/17/2025 60,000 59,209
1.30%, 9/9/2026(b) 115,000 102,407
2.35%, 1/8/2027(b) 100,000 91,616
4.70%, 1/12/2028 20,000 19,835
2.25%, 1/12/2029 50,000 43,452
4.60%, 4/17/2030 60,000 58,592
Capital One Financial Corp. ,
(SOFR + 1.29%), 2.64%,
3/3/2026(b)(c) 290,000 270,794
(SOFR + 2.16%), 4.98%,
7/24/2026(c) 60,000 58,155
3.75%, 7/28/2026(b) 250,000 232,819
3.65%, 5/11/2027(b) 300,000 278,645
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 300,000 284,646
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 100,000 95,796
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 40,000 39,731
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 80,662
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(c) 60,000 56,563
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 70,621

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(c) 90,000 85,867
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 280,000 277,994
Caterpillar Financial Services
Corp. ,
2.15%, 11/8/2024(b) 500,000 479,119
3.25%, 12/1/2024(b) 500,000 485,286
4.90%, 1/17/2025(b) 40,000 39,799
3.65%, 8/12/2025 100,000 97,057
4.35%, 5/15/2026 100,000 98,442
1.15%, 9/14/2026 100,000 88,933
1.70%, 1/8/2027(b) 200,000 180,507
3.60%, 8/12/2027(b) 100,000 96,262
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 231,935
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024(b) 65,000 61,144
6.05%, 10/10/2025(b) 50,000 50,088
5.25%, 3/1/2026 455,000 448,106
5.40%, 4/6/2026 65,000 64,256
1.50%, 6/10/2026(b) 200,000 176,739
2.35%, 2/26/2027 50,000 44,569
5.00%, 4/9/2027(b) 200,000 194,624
6.00%, 1/9/2028 100,000 100,801
5.80%, 6/23/2028 55,000 54,790
2.40%, 10/15/2028(b) 195,000 165,106
5.85%, 4/6/2030(b) 45,000 44,607
3.60%, 6/21/2030(b) 200,000 172,795
2.70%, 6/10/2031 145,000 115,652
6.40%, 1/9/2033 125,000 127,055
John Deere Capital Corp. ,
0.63%, 9/10/2024 65,000 61,413
4.55%, 10/11/2024(b) 30,000 29,706
1.25%, 1/10/2025(b) 200,000 188,477
3.40%, 6/6/2025(b) 30,000 29,048
4.95%, 6/6/2025(b) 25,000 24,952
4.05%, 9/8/2025 55,000 53,818
4.80%, 1/9/2026 40,000 39,852
0.70%, 1/15/2026(b) 200,000 179,917
4.75%, 6/8/2026(b) 40,000 39,925
1.05%, 6/17/2026 100,000 89,789
2.25%, 9/14/2026(b) 250,000 230,078
1.30%, 10/13/2026 55,000 48,820
1.70%, 1/11/2027 200,000 180,746
4.15%, 9/15/2027 60,000 58,548
4.75%, 1/20/2028(b) 40,000 39,967
1.50%, 3/6/2028(b) 250,000 215,594
3.35%, 4/18/2029(b) 40,000 37,203
4.85%, 10/11/2029 40,000 39,958
4.70%, 6/10/2030(b) 40,000 39,736
1.45%, 1/15/2031(b) 200,000 159,494
4.35%, 9/15/2032 60,000 58,871
PACCAR Financial Corp. ,
0.50%, 8/9/2024(b) 60,000 56,801
3.55%, 8/11/2025 30,000 29,086
4.95%, 10/3/2025 80,000 79,486
4.45%, 3/30/2026 20,000 19,835
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp.,
2.00%, 2/4/2027 100,000 90,495
4.60%, 1/10/2028(b) 100,000 100,339
Synchrony Financial ,
4.25%, 8/15/2024(b) 350,000 337,446
4.88%, 6/13/2025(b) 30,000 28,506
4.50%, 7/23/2025 275,000 259,250
2.88%, 10/28/2031(b) 180,000 130,887
Toyota Motor Credit Corp. ,
0.63%, 9/13/2024(b) 100,000 94,443
4.40%, 9/20/2024 90,000 88,879
4.80%, 1/10/2025(b) 40,000 39,713
1.45%, 1/13/2025 200,000 188,644
1.80%, 2/13/2025(b) 500,000 473,105
3.95%, 6/30/2025 75,000 73,361
3.65%, 8/18/2025(b) 75,000 72,470
4.45%, 5/18/2026(b) 60,000 59,112
1.13%, 6/18/2026(b) 500,000 447,061
3.20%, 1/11/2027 200,000 188,692
1.90%, 1/13/2027 100,000 90,295
3.05%, 3/22/2027 100,000 93,652
4.55%, 9/20/2027(b) 90,000 88,743
4.63%, 1/12/2028 40,000 39,649
4.45%, 6/29/2029 90,000 88,253
2.15%, 2/13/2030(b) 500,000 427,746
4.55%, 5/17/2030 60,000 58,532
1.90%, 9/12/2031 100,000 80,442
4.70%, 1/12/2033 45,000 44,550
17,511,947
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030(b) 500,000 416,258
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 68,443
5.20%, 7/5/2028 20,000 19,791
3.50%, 4/3/2030(b) 500,000 448,366
5.00%, 11/1/2032(b) 75,000 72,810
5.45%, 7/5/2033(b) 20,000 19,851
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 40,891
3.38%, 12/1/2051 50,000 33,691
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 292,659
5.40%, 7/15/2040 200,000 192,397
5.40%, 1/15/2049 50,000 49,239
3.95%, 1/15/2050 100,000 80,211
Sysco Corp. ,
2.40%, 2/15/2030 100,000 85,172
5.95%, 4/1/2030(b) 200,000 209,365
2.45%, 12/14/2031 100,000 81,758
6.60%, 4/1/2050(b) 300,000 341,956
3.15%, 12/14/2051 50,000 34,640
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 266,658
2.50%, 4/15/2026(b) 750,000 709,936
1.95%, 1/15/2027 130,000 119,005
2.35%, 2/15/2030 105,000 90,930
2.65%, 9/15/2030(b) 50,000 43,562
4.50%, 9/15/2032(b) 100,000 97,582

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp.,
4.40%, 1/15/2033(b) 150,000 145,832
3.63%, 4/15/2046(b) 200,000 161,454
4.80%, 1/15/2053(b) 150,000 143,585
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026(b) 20,000 18,759
3.20%, 4/15/2030(b) 500,000 425,187
4.80%, 11/18/2044 70,000 57,719
Walmart, Inc. ,
3.90%, 9/9/2025(b) 60,000 58,803
4.00%, 4/15/2026 30,000 29,470
1.05%, 9/17/2026(b) 50,000 44,641
3.95%, 9/9/2027 60,000 58,853
3.90%, 4/15/2028 45,000 43,918
3.70%, 6/26/2028 300,000 290,014
1.50%, 9/22/2028(b) 100,000 86,834
4.00%, 4/15/2030(b) 160,000 155,569
1.80%, 9/22/2031(b) 300,000 249,087
4.15%, 9/9/2032(b) 60,000 59,181
4.10%, 4/15/2033 80,000 77,677
6.50%, 8/15/2037 350,000 413,306
2.50%, 9/22/2041(b) 600,000 446,528
4.05%, 6/29/2048 125,000 115,237
2.65%, 9/22/2051(b) 400,000 284,118
4.50%, 4/15/2053(b) 80,000 78,022
7,258,965
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 39,514
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 48,304
2.63%, 6/19/2030 50,000 41,582
2.69%, 5/25/2031 75,000 61,433
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 77,820
5.75%, 3/15/2033(b) 90,000 91,851
Berry Global, Inc. ,
1.57%, 1/15/2026 300,000 270,520
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 358,779
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 43,591
4.05%, 12/15/2049(b) 100,000 79,647
3.05%, 10/1/2051 40,000 26,448
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 186,696
2.25%, 2/1/2027 165,000 147,424
3.13%, 5/1/2030 50,000 43,626
2.85%, 2/1/2032(b) 200,000 166,580
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 241,798
1,925,613
Diversified Consumer Services 0 .0%
†
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 27,888
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 68,193
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 76,618
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 63,019
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 23,682
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 99,401
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 112,945
4.68%, 7/1/2114 75,000 69,940
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 19,417
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 57,725
3.30%, 7/15/2056 200,000 152,791
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 14,005
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 57,662
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 31,299
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 142,327
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 40,298
1,057,210
Diversified REITs 0 .1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 60,905
Digital Realty Trust LP ,
5.55%, 1/15/2028(b) 380,000 374,387
GLP Capital LP ,
5.30%, 1/15/2029 500,000 476,077
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 36,192
Simon Property Group LP ,
3.30%, 1/15/2026(b) 170,000 161,729
1.38%, 1/15/2027 100,000 87,621
2.45%, 9/13/2029 250,000 210,461

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Simon Property Group LP,
2.65%, 2/1/2032 100,000 80,966
5.50%, 3/8/2033 100,000 99,288
4.25%, 11/30/2046 350,000 280,675
5.85%, 3/8/2053 100,000 99,310
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 69,472
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 80,481
4.95%, 2/15/2030 80,000 75,046
5.13%, 5/15/2032 85,000 79,530
5.63%, 5/15/2052 30,000 26,724
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 108,868
2.45%, 2/1/2032(b) 70,000 54,788
2,462,520
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 273,448
2.30%, 6/1/2027 300,000 269,808
1.65%, 2/1/2028(b) 200,000 171,884
4.35%, 3/1/2029(b) 500,000 480,326
4.30%, 2/15/2030(b) 300,000 284,767
2.75%, 6/1/2031 500,000 421,880
2.25%, 2/1/2032 300,000 238,290
2.55%, 12/1/2033 360,000 282,771
5.40%, 2/15/2034 110,000 110,189
4.50%, 5/15/2035 310,000 284,984
4.85%, 3/1/2039(b) 500,000 459,966
3.50%, 6/1/2041 300,000 230,305
4.65%, 6/1/2044 250,000 217,800
3.65%, 6/1/2051 500,000 367,060
3.50%, 9/15/2053 1,140,000 807,024
3.55%, 9/15/2055 975,000 682,564
3.80%, 12/1/2057 814,000 589,334
3.65%, 9/15/2059(b) 379,000 263,867
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 190,031
3.65%, 8/15/2052(b) 50,000 37,932
Bell Telephone Co. of Canada
or Bell Canada (The) ,
5.10%, 5/11/2033 60,000 59,264
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 307,592
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 441,908
Orange SA ,
9.00%, 3/1/2031(e) 100,000 122,823
5.38%, 1/13/2042 250,000 248,177
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 423,997
8.75%, 3/15/2032 300,000 362,582
Telefonica Emisiones SA ,
7.05%, 6/20/2036 300,000 327,163
5.21%, 3/8/2047 250,000 217,435
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Telefonica Emisiones SA,
5.52%, 3/1/2049 350,000 314,563
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 184,828
3.40%, 5/13/2032 60,000 51,350
4.30%, 6/15/2049 100,000 81,484
Verizon Communications, Inc. ,
3.38%, 2/15/2025(b) 498,000 481,006
0.85%, 11/20/2025 250,000 225,501
1.45%, 3/20/2026(b) 105,000 95,208
4.13%, 3/16/2027(b) 300,000 291,283
2.10%, 3/22/2028(b) 125,000 109,809
4.33%, 9/21/2028 283,000 272,813
3.88%, 2/8/2029(b) 110,000 103,167
4.02%, 12/3/2029 800,000 749,027
3.15%, 3/22/2030(b) 200,000 177,718
1.75%, 1/20/2031(b) 500,000 394,467
2.55%, 3/21/2031 415,000 346,497
2.36%, 3/15/2032(b) 840,000 675,599
5.05%, 5/9/2033(b) 45,000 44,499
4.81%, 3/15/2039 385,000 360,204
2.65%, 11/20/2040 600,000 417,357
3.40%, 3/22/2041 530,000 409,058
2.85%, 9/3/2041 110,000 78,235
2.88%, 11/20/2050 700,000 456,041
3.55%, 3/22/2051(b) 270,000 201,406
3.88%, 3/1/2052(b) 90,000 70,944
2.99%, 10/30/2056 500,000 317,581
3.00%, 11/20/2060 400,000 249,855
3.70%, 3/22/2061(b) 350,000 254,527
16,589,198
Electric Utilities 1 .5%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 19,138
5.25%, 5/15/2052 20,000 18,867
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 32,228
Series O, 4.50%, 6/15/2052 80,000 71,544
5.40%, 3/15/2053 440,000 452,185
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 38,227
3.94%, 9/1/2032(b) 40,000 36,925
4.15%, 8/15/2044 350,000 291,704
3.13%, 7/15/2051 80,000 55,319
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 102,160
5.95%, 11/1/2032(b) 100,000 104,262
5.63%, 3/1/2033(b) 24,000 24,400
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 28,114
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 42,671
2.20%, 12/15/2031 100,000 78,158
6.35%, 12/15/2032 100,000 106,085
5.55%, 8/1/2033 25,000 25,018
3.50%, 12/1/2049 200,000 139,778

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 66,569
3.20%, 9/15/2049 115,000 83,258
2.90%, 6/15/2050 60,000 39,999
4.55%, 6/1/2052(b) 30,000 26,677
5.40%, 6/1/2053 25,000 25,398
CenterPoint Energy Houston
Electric LLC ,
Series ai., 4.45%, 10/1/2032 40,000 38,441
4.50%, 4/1/2044 250,000 223,760
Series AD, 2.90%, 7/1/2050 60,000 40,751
Series AJ, 4.85%, 10/1/2052 40,000 37,928
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 399,014
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 174,314
3.65%, 6/15/2046 250,000 195,425
4.00%, 3/1/2048 350,000 292,454
Series 127, 3.20%,
11/15/2049 155,000 110,877
Series 131, 2.75%, 9/1/2051 200,000 129,238
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 81,369
4.90%, 7/1/2033 25,000 24,864
5.25%, 1/15/2053 100,000 101,455
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 40,573
6.05%, 1/15/2038 150,000 160,019
5.10%, 6/1/2065 100,000 95,525
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 34,448
5.20%, 4/1/2033(b) 40,000 40,643
4.30%, 7/1/2044 500,000 432,642
Series B, 3.65%, 3/1/2052 25,000 19,471
5.40%, 4/1/2053 40,000 41,282
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 469,802
2.45%, 2/1/2030 100,000 86,029
2.85%, 3/15/2032 70,000 59,495
4.95%, 1/15/2033(b) 80,000 79,407
6.00%, 1/15/2038 400,000 418,959
3.70%, 12/1/2047 500,000 391,853
3.20%, 8/15/2049 50,000 35,963
3.55%, 3/15/2052(b) 35,000 26,673
5.35%, 1/15/2053 100,000 101,295
5.40%, 1/15/2054 34,000 34,641
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 45,508
5.00%, 12/8/2025(b) 65,000 64,538
5.00%, 12/8/2027 85,000 84,421
4.30%, 3/15/2028(b) 80,000 76,848
2.45%, 6/1/2030(b) 70,000 58,782
2.55%, 6/15/2031(b) 150,000 123,597
4.50%, 8/15/2032(b) 90,000 84,851
3.50%, 6/15/2051 200,000 144,826
5.00%, 8/15/2052(b) 90,000 82,272
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 236,839
2.50%, 12/1/2029 70,000 60,434
2.40%, 12/15/2031(b) 95,000 78,018
5.65%, 4/1/2040 300,000 309,302
3.40%, 10/1/2046 500,000 373,468
3.00%, 12/15/2051 45,000 30,828
Duke Energy Indiana LLC ,
5.40%, 4/1/2053 40,000 40,315
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 128,408
5.25%, 4/1/2033 25,000 25,178
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,244
5.25%, 3/15/2033(b) 30,000 30,471
4.15%, 12/1/2044 100,000 82,931
4.20%, 8/15/2045 250,000 208,105
5.35%, 3/15/2053 50,000 50,318
Edison International ,
3.55%, 11/15/2024 175,000 169,123
4.70%, 8/15/2025(b) 40,000 39,073
4.13%, 3/15/2028(b) 500,000 466,607
5.25%, 11/15/2028 25,000 24,327
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 162,240
Entergy Arkansas LLC ,
5.15%, 1/15/2033(b) 100,000 100,214
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 426,113
2.80%, 6/15/2030 80,000 67,809
3.75%, 6/15/2050 35,000 25,792
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 183,427
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 19,614
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 50,000 47,118
1.75%, 3/15/2031(b) 400,000 315,874
3.55%, 9/30/2049 200,000 148,080
5.00%, 9/15/2052 20,000 18,682
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 166,014
5.70%, 3/15/2053 20,000 20,594
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,512
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 218,147
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 235,389
Series Q, 0.80%, 8/15/2025 100,000 90,044
4.75%, 5/15/2026 30,000 29,403
2.90%, 3/1/2027(b) 50,000 46,067
4.60%, 7/1/2027 35,000 34,123
5.45%, 3/1/2028(b) 95,000 95,637
Series O, 4.25%,
4/1/2029(b) 400,000 381,050
Series R, 1.65%, 8/15/2030 100,000 79,290
3.38%, 3/1/2032 50,000 43,580
5.13%, 5/15/2033(b) 40,000 39,420
3.45%, 1/15/2050 100,000 73,256

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp. ,
5.15%, 3/15/2028 30,000 29,863
4.05%, 4/15/2030 300,000 280,343
5.30%, 3/15/2033(b) 60,000 59,808
5.63%, 6/15/2035 300,000 303,356
4.10%, 3/15/2052 35,000 28,214
5.60%, 3/15/2053 60,000 60,452
Florida Power & Light Co. ,
2.85%, 4/1/2025(b) 60,000 57,632
3.13%, 12/1/2025 500,000 477,934
4.45%, 5/15/2026(b) 25,000 24,739
5.05%, 4/1/2028 35,000 35,269
4.40%, 5/15/2028 35,000 34,342
4.63%, 5/15/2030(b) 35,000 34,445
5.10%, 4/1/2033(b) 60,000 60,883
4.80%, 5/15/2033 25,000 24,820
5.65%, 2/1/2037(b) 450,000 471,843
3.95%, 3/1/2048 500,000 421,006
2.88%, 12/4/2051 10,000 6,912
5.30%, 4/1/2053 40,000 41,373
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 955,748
4.65%, 5/16/2028(b) 100,000 97,978
4.70%, 5/15/2032 60,000 57,996
4.95%, 5/17/2033 100,000 98,710
4.30%, 3/15/2042 500,000 430,946
5.13%, 5/15/2052(b) 225,000 218,481
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 118,401
Idaho Power Co. ,
5.50%, 3/15/2053(b) 20,000 20,434
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 307,976
5.63%, 4/1/2053 30,000 30,784
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 182,407
3.10%, 11/30/2051 70,000 46,383
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(b) 20,000 20,368
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 374,432
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 569,493
4.80%, 9/15/2043 400,000 371,098
2.70%, 8/1/2052 100,000 63,184
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 67,276
Nevada Power Co. ,
Series DD, 2.40%,
5/1/2030(b) 100,000 84,275
Series EE, 3.13%, 8/1/2050 100,000 65,934
Series GG, 5.90%, 5/1/2053 30,000 31,250
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 90,000 88,516
4.45%, 6/20/2025 70,000 68,668
1.88%, 1/15/2027(b) 270,000 240,668
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
4.63%, 7/15/2027 150,000 146,671
4.90%, 2/28/2028 100,000 99,010
1.90%, 6/15/2028(b) 125,000 107,124
2.75%, 11/1/2029 245,000 212,358
5.00%, 2/28/2030(b) 100,000 98,886
2.25%, 6/1/2030 300,000 249,516
2.44%, 1/15/2032(b) 145,000 117,559
5.00%, 7/15/2032 105,000 103,554
5.05%, 2/28/2033(b) 100,000 98,449
3.00%, 1/15/2052 85,000 55,885
5.25%, 2/28/2053 100,000 96,267
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 134,148
4.50%, 6/1/2052 25,000 22,506
5.10%, 5/15/2053 40,000 39,376
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 188,752
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 59,731
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 150,000 152,396
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 38,817
4.55%, 12/1/2041(b) 150,000 137,699
5.30%, 6/1/2042 150,000 153,610
3.10%, 9/15/2049 50,000 35,308
2.70%, 11/15/2051 105,000 68,004
4.60%, 6/1/2052 90,000 82,202
4.95%, 9/15/2052 100,000 96,437
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 96,927
3.15%, 1/1/2026 350,000 324,763
5.45%, 6/15/2027 100,000 97,251
3.75%, 7/1/2028(b) 150,000 134,397
6.10%, 1/15/2029(b) 30,000 29,517
4.20%, 3/1/2029 200,000 179,618
4.55%, 7/1/2030(b) 250,000 226,256
2.50%, 2/1/2031 150,000 117,433
3.25%, 6/1/2031(b) 200,000 162,633
5.90%, 6/15/2032 100,000 96,240
6.15%, 1/15/2033(b) 115,000 112,476
6.40%, 6/15/2033(b) 40,000 39,781
4.50%, 7/1/2040 100,000 77,742
4.20%, 6/1/2041 250,000 186,176
4.95%, 7/1/2050 250,000 196,352
3.50%, 8/1/2050 400,000 254,442
5.25%, 3/1/2052 200,000 162,427
6.75%, 1/15/2053 135,000 133,231
6.70%, 4/1/2053 30,000 29,452
PacifiCorp ,
5.25%, 6/15/2035 177,000 163,076
2.90%, 6/15/2052 550,000 342,732
5.35%, 12/1/2053(b) 100,000 91,351
5.50%, 5/15/2054 65,000 60,983
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 43,919

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PECO Energy Co.,
3.70%, 9/15/2047 250,000 197,455
4.60%, 5/15/2052 30,000 27,423
4.38%, 8/15/2052 30,000 26,493
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 951,263
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033(b) 100,000 99,958
5.25%, 5/15/2053(b) 100,000 101,909
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 154,227
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 161,600
Series 38, 4.10%, 6/1/2032 30,000 27,874
4.30%, 3/15/2044 250,000 215,785
Series 34, 3.20%, 3/1/2050 200,000 141,152
Series 36, 2.70%, 1/15/2051 200,000 126,575
Series 39, 4.50%, 6/1/2052 30,000 26,155
5.25%, 4/1/2053(b) 80,000 76,831
Public Service Co. of New
Hampshire ,
5.15%, 1/15/2053 45,000 45,098
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 80,799
5.25%, 1/15/2033 100,000 99,446
Series K, 3.15%, 8/15/2051 50,000 33,059
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 132,462
4.90%, 12/15/2032 100,000 99,862
4.65%, 3/15/2033 30,000 29,432
3.95%, 5/1/2042 400,000 337,338
3.20%, 8/1/2049 250,000 184,718
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 68,255
4.90%, 6/1/2026 30,000 29,574
Series D, 4.70%,
6/1/2027(b) 75,000 73,723
5.85%, 11/1/2027 35,000 35,790
Series G, 2.50%, 6/1/2031 100,000 83,090
2.75%, 2/1/2032 100,000 83,632
5.95%, 11/1/2032 25,000 26,167
6.00%, 1/15/2034 177,000 183,246
4.00%, 4/1/2047 200,000 158,794
Series C, 4.13%, 3/1/2048 200,000 162,227
Series B, 4.88%, 3/1/2049 300,000 269,464
3.65%, 2/1/2050 300,000 223,247
Series H, 3.65%, 6/1/2051 30,000 22,249
Series E, 5.45%, 6/1/2052 40,000 38,860
5.88%, 12/1/2053 40,000 40,795
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 49,699
3.25%, 7/1/2026 295,000 277,478
4.85%, 6/15/2028 40,000 39,205
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The),
5.20%, 6/15/2033 40,000 39,674
4.40%, 7/1/2046(b) 200,000 171,038
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(c) 300,000 277,446
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 183,385
5.30%, 4/1/2033 25,000 24,675
Series L, 3.85%, 2/1/2048 300,000 224,520
3.25%, 11/1/2051 100,000 67,067
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 83,865
3.63%, 6/15/2050 40,000 29,669
5.00%, 7/15/2052(b) 35,000 32,465
Tucson Electric Power Co. ,
3.25%, 5/15/2032(b) 20,000 17,347
5.50%, 4/15/2053 100,000 99,556
Union Electric Co. ,
2.15%, 3/15/2032 100,000 80,033
3.65%, 4/15/2045 250,000 193,507
3.25%, 10/1/2049 250,000 176,171
5.45%, 3/15/2053(b) 100,000 101,899
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 40,565
5.00%, 4/1/2033 40,000 39,533
Series B, 4.20%, 5/15/2045 200,000 164,303
2.95%, 11/15/2051 50,000 33,439
Series C, 4.63%, 5/15/2052 40,000 35,383
5.45%, 4/1/2053 90,000 90,028
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 210,038
4.75%, 9/30/2032 25,000 24,473
5.63%, 5/15/2033 59,000 61,184
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032(b) 100,000 92,283
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,073
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 478,136
4.60%, 6/1/2032(b) 60,000 56,658
6.50%, 7/1/2036 177,000 188,637
34,194,954
Electrical Equipment 0 .1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 468,966
4.15%, 3/15/2033(b) 20,000 18,995
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 172,909
1.95%, 10/15/2030 100,000 82,969
2.20%, 12/21/2031(b) 100,000 82,680
2.80%, 12/21/2051 45,000 30,656

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Regal Rexnord Corp. ,
6.05%, 4/15/2028(f) 20,000 19,854
6.40%, 4/15/2033(f) 120,000 119,899
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 40,294
2.80%, 8/15/2061 60,000 39,160
1,076,382
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 29,645
Amphenol Corp. ,
2.80%, 2/15/2030(b) 250,000 218,918
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 132,040
Avnet, Inc. ,
6.25%, 3/15/2028 30,000 30,286
3.00%, 5/15/2031 100,000 79,696
5.50%, 6/1/2032 20,000 18,990
CDW LLC ,
2.67%, 12/1/2026 150,000 134,682
3.28%, 12/1/2028 150,000 130,114
3.57%, 12/1/2031 150,000 126,573
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 307,785
Flex Ltd. ,
6.00%, 1/15/2028(b) 20,000 20,312
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 125,263
4.25%, 5/15/2027(b) 30,000 28,555
3.00%, 1/15/2031 270,000 229,424
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 65,692
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 49,255
1,727,230
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 310,789
3.34%, 12/15/2027(b) 285,000 264,037
3.14%, 11/7/2029 85,000 75,629
5.13%, 9/15/2040(b) 200,000 193,990
Halliburton Co. ,
3.80%, 11/15/2025 101,000 97,548
6.70%, 9/15/2038 300,000 328,881
5.00%, 11/15/2045(b) 300,000 271,442
NOV, Inc. ,
3.95%, 12/1/2042 90,000 66,030
Schlumberger Investment SA ,
4.50%, 5/15/2028 40,000 39,364
2.65%, 6/26/2030(b) 300,000 262,144
4.85%, 5/15/2033 40,000 39,338
1,949,192
Entertainment 0 .3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 19,999
2.50%, 9/15/2050 200,000 128,663
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 107,046
Netflix, Inc. ,
4.88%, 4/15/2028 300,000 296,691
5.88%, 11/15/2028 400,000 413,121
Take-Two Interactive
Software, Inc. ,
3.55%, 4/14/2025 55,000 53,035
5.00%, 3/28/2026 80,000 79,239
3.70%, 4/14/2027 45,000 42,606
4.95%, 3/28/2028 80,000 79,053
4.00%, 4/14/2032(b) 55,000 50,380
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025(b) 325,000 312,041
3.00%, 2/13/2026(b) 150,000 143,295
3.00%, 7/30/2046 150,000 108,104
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 92,545
2.00%, 9/1/2029 300,000 255,402
2.65%, 1/13/2031(b) 600,000 522,383
6.55%, 3/15/2033 300,000 333,368
6.20%, 12/15/2034 245,000 269,095
6.65%, 11/15/2037 150,000 173,437
3.50%, 5/13/2040(b) 100,000 82,681
5.40%, 10/1/2043 300,000 305,851
2.75%, 9/1/2049 300,000 203,116
4.70%, 3/23/2050(b) 200,000 191,183
3.60%, 1/13/2051(b) 100,000 79,573
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(b) 390,000 376,164
3.76%, 3/15/2027(b) 450,000 419,745
4.05%, 3/15/2029(b) 130,000 118,836
4.28%, 3/15/2032(b) 230,000 203,981
5.05%, 3/15/2042 580,000 488,863
5.14%, 3/15/2052 900,000 732,823
6,682,319
Financial Services 0 .6%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 400,000 385,308
4.50%, 2/11/2043 250,000 241,128
Block Financial LLC ,
2.50%, 7/15/2028 105,000 89,410
Corebridge Financial, Inc. ,
3.50%, 4/4/2025 50,000 47,634
3.65%, 4/5/2027(b) 50,000 46,679
3.85%, 4/5/2029 50,000 44,966
3.90%, 4/5/2032(b) 50,000 43,445
4.35%, 4/5/2042 50,000 40,345
4.40%, 4/5/2052 210,000 165,097
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 138,871
4.35%, 4/20/2028 650,000 608,300
5.59%, 1/11/2033(b) 150,000 147,070
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 84,725
4.70%, 7/15/2027 70,000 68,106
1.65%, 3/1/2028(b) 110,000 92,826
2.25%, 3/1/2031(b) 270,000 215,479

34 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc.,
3.10%, 3/1/2041 75,000 51,612
5.63%, 7/15/2052(b) 50,000 47,130
Fiserv, Inc. ,
2.75%, 7/1/2024 150,000 145,533
3.20%, 7/1/2026 300,000 281,509
2.25%, 6/1/2027(b) 400,000 359,208
5.45%, 3/2/2028 60,000 60,293
3.50%, 7/1/2029 300,000 273,821
2.65%, 6/1/2030 215,000 183,224
5.60%, 3/2/2033 40,000 40,713
4.40%, 7/1/2049(b) 200,000 168,994
Global Payments, Inc. ,
2.65%, 2/15/2025(b) 250,000 237,107
1.20%, 3/1/2026 300,000 266,603
2.15%, 1/15/2027(b) 90,000 79,997
4.45%, 6/1/2028(b) 300,000 281,477
3.20%, 8/15/2029 150,000 130,378
5.30%, 8/15/2029 45,000 43,841
2.90%, 11/15/2031 155,000 126,094
5.95%, 8/15/2052 30,000 28,705
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 155,183
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 285,144
3.30%, 3/26/2027(b) 60,000 57,312
4.88%, 3/9/2028(b) 40,000 40,452
2.95%, 6/1/2029 200,000 181,943
3.35%, 3/26/2030(b) 370,000 344,787
2.00%, 11/18/2031(b) 300,000 247,691
4.85%, 3/9/2033(b) 50,000 50,838
3.80%, 11/21/2046 250,000 212,079
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 79,964
1.88%, 2/7/2025 50,000 47,205
3.45%, 6/15/2025 20,000 19,240
5.45%, 10/30/2025 100,000 100,035
4.80%, 3/15/2028 125,000 123,577
5.05%, 9/15/2028 25,000 24,915
3.70%, 3/15/2029(b) 100,000 92,310
2.40%, 3/15/2030 185,000 156,151
Series C, 8.00%, 3/1/2032 159,000 186,162
2.75%, 4/15/2032(b) 50,000 41,642
4.15%, 12/15/2032 30,000 27,806
5.80%, 1/15/2033(b) 50,000 52,281
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,693
4.00%, 4/13/2032 50,000 46,182
5.20%, 9/13/2032 40,000 40,479
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 85,000 81,680
1.65%, 6/1/2025(b) 95,000 88,901
2.85%, 10/1/2029(b) 170,000 150,747
2.30%, 6/1/2030(b) 100,000 84,776
4.40%, 6/1/2032 60,000 57,813
3.25%, 6/1/2050(b) 120,000 87,002
5.05%, 6/1/2052(b) 60,000 58,747
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PayPal Holdings, Inc.,
5.25%, 6/1/2062(b) 60,000 58,306
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 476,195
2.38%, 11/7/2029(b) 150,000 131,023
4.13%, 5/11/2035 500,000 464,226
6.38%, 12/15/2038 250,000 280,173
2.88%, 11/26/2041 50,000 37,372
4.55%, 8/12/2043 200,000 184,865
4.38%, 5/11/2045 500,000 450,675
3.75%, 9/12/2046 500,000 407,581
3.00%, 11/26/2051 100,000 70,442
Visa, Inc. ,
3.15%, 12/14/2025 635,000 608,667
1.10%, 2/15/2031(b) 300,000 236,320
4.30%, 12/14/2045 750,000 695,832
2.00%, 8/15/2050 300,000 184,100
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 235,801
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 149,587
13,199,530
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 17,393
4.02%, 4/16/2043 172,000 148,234
2.70%, 9/15/2051 80,000 53,944
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031(b) 100,000 83,943
Campbell Soup Co. ,
4.15%, 3/15/2028(b) 500,000 478,625
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 235,773
5.30%, 11/1/2038(b) 250,000 240,217
General Mills, Inc. ,
4.20%, 4/17/2028(b) 500,000 485,267
2.25%, 10/14/2031 100,000 82,017
4.95%, 3/29/2033 30,000 29,732
3.00%, 2/1/2051(b) 100,000 70,619
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 219,302
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 173,624
3.05%, 6/3/2051 200,000 142,402
Ingredion, Inc. ,
2.90%, 6/1/2030 200,000 172,795
J M Smucker Co. (The) ,
2.13%, 3/15/2032(b) 100,000 80,174
4.25%, 3/15/2035 300,000 272,296
JBS USA LUX SA ,
5.13%, 2/1/2028(b)(f) 100,000 96,027
3.00%, 5/15/2032(b)(f) 200,000 153,490
5.75%, 4/1/2033(f) 100,000 93,995
4.38%, 2/2/2052(f) 100,000 70,139
6.50%, 12/1/2052(b)(f) 100,000 94,770
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 118,942
5.25%, 3/1/2033(b) 30,000 30,132

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellogg Co.,
4.50%, 4/1/2046(b) 250,000 221,959
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 400,000 377,433
5.00%, 6/4/2042 800,000 748,660
4.38%, 6/1/2046 400,000 339,942
5.50%, 6/1/2050(b) 200,000 198,354
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 93,631
4.95%, 4/15/2033(b) 100,000 98,158
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 45,163
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 55,920
2.75%, 4/13/2030(b) 92,000 80,762
1.50%, 2/4/2031 70,000 54,978
2.63%, 9/4/2050 40,000 25,946
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033(b) 45,000 43,587
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 100,000 93,926
4.55%, 6/2/2047(b) 100,000 83,295
5.10%, 9/28/2048(b) 250,000 227,048
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 92,280
1.38%, 9/14/2030(b) 165,000 132,212
5.90%, 11/15/2032(b) 206,000 224,951
2.63%, 8/12/2051 200,000 136,707
7,018,764
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 466,706
4.30%, 10/1/2048(b) 100,000 86,909
3.38%, 9/15/2049 160,000 118,432
5.75%, 10/15/2052(b) 30,000 31,751
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028 140,000 139,943
4.40%, 7/1/2032 40,000 38,189
5.40%, 3/1/2033 100,000 101,796
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 95,502
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 19,501
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 223,235
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 19,953
3.35%, 6/1/2050 150,000 102,741
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 74,621
5.20%, 6/1/2033 40,000 39,469
6.35%, 11/15/2052 10,000 11,077
5.75%, 6/1/2053 40,000 40,425
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 100,991
4.05%, 3/15/2032 100,000 90,040
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southwest Gas Corp.,
3.18%, 8/15/2051 90,000 57,609
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 74,321
1,933,211
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.65%, 9/1/2025 250,000 242,293
3.25%, 6/15/2027(b) 300,000 285,571
4.55%, 9/1/2044 250,000 230,151
4.70%, 9/1/2045 250,000 232,161
3.90%, 8/1/2046 200,000 165,236
4.05%, 6/15/2048(b) 250,000 214,216
3.55%, 2/15/2050 250,000 198,323
2.88%, 6/15/2052 25,000 17,091
4.45%, 1/15/2053 300,000 274,499
5.20%, 4/15/2054 100,000 101,991
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 263,649
3.85%, 8/5/2032 40,000 37,233
6.20%, 6/1/2036 236,000 260,288
2.45%, 5/1/2050 85,000 54,107
4.40%, 8/5/2052 35,000 32,074
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029 160,000 141,253
2.45%, 12/2/2031 35,000 30,655
5.95%, 5/15/2037 250,000 263,047
3.00%, 12/2/2041 25,000 20,449
3.10%, 12/2/2051 30,000 21,263
4.20%, 11/15/2069 115,000 90,117
6.13%, 9/15/2115 100,000 103,265
CSX Corp. ,
4.10%, 11/15/2032(b) 40,000 37,838
4.10%, 3/15/2044(b) 250,000 214,854
4.30%, 3/1/2048 250,000 217,527
4.50%, 3/15/2049 150,000 134,025
3.95%, 5/1/2050(b) 100,000 81,419
4.50%, 11/15/2052 40,000 36,128
4.50%, 8/1/2054(b) 150,000 132,767
4.65%, 3/1/2068 40,000 35,799
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 86,188
3.00%, 3/15/2032 55,000 47,334
4.45%, 3/1/2033(b) 200,000 191,370
4.45%, 6/15/2045 200,000 173,185
3.40%, 11/1/2049 170,000 125,246
2.90%, 8/25/2051 100,000 66,182
3.70%, 3/15/2053 40,000 30,791
4.55%, 6/1/2053(b) 45,000 40,637
3.16%, 5/15/2055 250,000 170,901
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 72,014
1.75%, 9/1/2026 165,000 147,467
2.90%, 12/1/2026 270,000 247,352
2.85%, 3/1/2027 25,000 22,839
4.30%, 6/15/2027 25,000 23,947
5.65%, 3/1/2028 40,000 40,017

36 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ryder System, Inc.,
5.25%, 6/1/2028 40,000 39,494
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 480,718
4.75%, 2/21/2026 200,000 198,604
2.15%, 2/5/2027 55,000 50,228
3.95%, 9/10/2028(b) 500,000 484,513
2.38%, 5/20/2031 200,000 169,116
4.50%, 1/20/2033(b) 100,000 98,329
3.60%, 9/15/2037(b) 500,000 426,369
3.20%, 5/20/2041(b) 100,000 78,588
4.05%, 11/15/2045 220,000 184,288
4.05%, 3/1/2046 340,000 283,943
2.95%, 3/10/2052 335,000 232,490
4.95%, 5/15/2053 100,000 99,529
3.95%, 8/15/2059 300,000 242,625
3.84%, 3/20/2060 400,000 318,183
9,041,776
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 87,917
3.75%, 11/30/2026(b) 298,000 290,535
1.15%, 1/30/2028(b) 90,000 77,888
1.40%, 6/30/2030(b) 95,000 78,146
4.75%, 11/30/2036 300,000 301,184
5.30%, 5/27/2040 200,000 209,359
4.90%, 11/30/2046(b) 250,000 252,407
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 422,429
1.92%, 2/1/2027 280,000 248,700
2.27%, 12/1/2028 190,000 162,855
2.54%, 2/1/2032(b) 300,000 243,007
3.13%, 12/1/2051(b) 30,000 19,788
Becton Dickinson & Co. ,
3.73%, 12/15/2024 156,000 151,446
3.70%, 6/6/2027(b) 326,000 309,953
4.69%, 2/13/2028 65,000 64,117
4.30%, 8/22/2032 40,000 37,943
4.67%, 6/6/2047(b) 200,000 183,778
3.79%, 5/20/2050(b) 91,000 71,894
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 261,381
4.70%, 3/1/2049(b) 100,000 93,665
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 88,006
3.25%, 11/15/2039 100,000 81,284
3.40%, 11/15/2049(b) 140,000 109,396
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 175,000 174,142
5.60%, 11/15/2025 150,000 150,097
5.65%, 11/15/2027 200,000 202,450
5.91%, 11/22/2032 300,000 313,853
6.38%, 11/22/2052(b) 100,000 111,255
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 91,738
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 34,161
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Medtronic Global Holdings
SCA,
4.50%, 3/30/2033 60,000 58,806
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 336,278
4.63%, 3/15/2045(b) 100,000 97,296
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 125,025
Stryker Corp. ,
3.38%, 11/1/2025 160,000 153,104
3.50%, 3/15/2026 70,000 67,151
4.63%, 3/15/2046 200,000 185,910
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031(b) 200,000 165,925
4.45%, 8/15/2045 150,000 127,159
6,241,428
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 50,222
Series 2020, 3.01%,
6/15/2050 66,000 45,163
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 54,936
3.88%, 8/15/2047(b) 200,000 155,882
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 40,391
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 170,692
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 170,443
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 27,952
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 57,682
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 94,255
4.37%, 6/15/2047(b) 200,000 165,071
Centene Corp. ,
4.25%, 12/15/2027 400,000 373,982
2.45%, 7/15/2028(b) 400,000 341,902
4.63%, 12/15/2029 600,000 552,262
3.38%, 2/15/2030 300,000 257,832
3.00%, 10/15/2030 400,000 333,319
Cigna Group (The) ,
3.25%, 4/15/2025 250,000 239,402
4.13%, 11/15/2025 400,000 389,400
4.50%, 2/25/2026 350,000 342,384
3.05%, 10/15/2027(b) 400,000 368,829
4.38%, 10/15/2028 300,000 290,086
2.38%, 3/15/2031(b) 110,000 92,222
5.40%, 3/15/2033(b) 60,000 61,058
4.80%, 8/15/2038 400,000 377,605
4.80%, 7/15/2046(b) 250,000 229,350
4.90%, 12/15/2048 600,000 558,401

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 26,985
CommonSpirit Health ,
1.55%, 10/1/2025(b) 37,000 33,644
2.78%, 10/1/2030 77,000 64,732
3.82%, 10/1/2049 108,000 82,217
4.19%, 10/1/2049(b) 37,000 30,010
3.91%, 10/1/2050 149,000 115,121
6.46%, 11/1/2052(b) 91,000 103,794
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 59,689
5.00%, 2/20/2026 75,000 74,652
2.88%, 6/1/2026(b) 400,000 375,953
4.30%, 3/25/2028 652,000 628,802
5.00%, 1/30/2029 80,000 79,229
5.13%, 2/21/2030 80,000 79,448
1.75%, 8/21/2030(b) 360,000 287,256
5.25%, 1/30/2031(b) 65,000 64,796
1.88%, 2/28/2031(b) 210,000 166,793
2.13%, 9/15/2031 10,000 8,030
5.25%, 2/21/2033(b) 80,000 79,689
5.30%, 6/1/2033 80,000 79,876
4.88%, 7/20/2035 200,000 190,048
4.78%, 3/25/2038 400,000 369,149
4.13%, 4/1/2040 200,000 168,545
5.13%, 7/20/2045 300,000 277,539
5.05%, 3/25/2048 900,000 829,569
4.25%, 4/1/2050 85,000 70,408
5.63%, 2/21/2053 80,000 79,530
5.88%, 6/1/2053 80,000 82,036
6.00%, 6/1/2063(b) 80,000 82,322
Elevance Health, Inc. ,
5.35%, 10/15/2025(b) 40,000 39,913
3.65%, 12/1/2027 300,000 283,235
4.10%, 3/1/2028 750,000 719,895
2.25%, 5/15/2030(b) 200,000 167,534
4.10%, 5/15/2032(b) 40,000 37,273
5.50%, 10/15/2032 100,000 102,801
4.75%, 2/15/2033(b) 120,000 116,551
4.63%, 5/15/2042 250,000 224,678
5.10%, 1/15/2044(b) 300,000 284,405
4.65%, 8/15/2044(b) 100,000 89,793
4.38%, 12/1/2047 300,000 261,480
4.55%, 5/15/2052(b) 40,000 35,728
5.13%, 2/15/2053 150,000 145,459
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 78,522
HCA, Inc. ,
5.25%, 6/15/2026 350,000 346,175
5.38%, 9/1/2026(b) 220,000 218,271
3.13%, 3/15/2027(f) 30,000 27,550
5.20%, 6/1/2028 40,000 39,675
4.13%, 6/15/2029(b) 250,000 231,347
3.50%, 9/1/2030 500,000 438,275
2.38%, 7/15/2031(b) 50,000 39,987
3.63%, 3/15/2032(f) 375,000 325,503
5.50%, 6/1/2033(b) 80,000 79,864
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
5.50%, 6/15/2047 160,000 150,702
5.25%, 6/15/2049 80,000 72,187
4.63%, 3/15/2052(f) 330,000 271,176
5.90%, 6/1/2053(b) 75,000 74,299
Humana, Inc. ,
1.35%, 2/3/2027 280,000 243,621
5.75%, 3/1/2028(b) 60,000 61,049
3.70%, 3/23/2029 100,000 91,588
2.15%, 2/3/2032(b) 215,000 169,368
5.88%, 3/1/2033 100,000 103,920
3.95%, 8/15/2049 150,000 120,304
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 16,454
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 63,174
4.88%, 4/1/2042 250,000 241,509
Series 2019, 3.27%,
11/1/2049(b) 122,000 90,075
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 31,263
2.95%, 12/1/2029(b) 250,000 219,070
4.70%, 2/1/2045 75,000 64,957
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 35,165
Series 2020, 3.19%,
7/1/2049(b) 100,000 72,674
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 53,490
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 88,814
3.95%, 2/16/2028 250,000 239,395
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 39,542
4.13%, 7/1/2052(b) 50,000 42,480
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 26,305
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 145,408
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 117,225
4.26%, 11/1/2047 35,000 28,724
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 93,286
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 89,797
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,963

38 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Providence St Joseph Health
Obligated Group,
Series 21A, 2.70%,
10/1/2051 151,000 90,438
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 356,694
4.20%, 6/30/2029(b) 100,000 96,546
2.95%, 6/30/2030 75,000 65,949
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 25,012
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 37,157
Series 2018, 4.09%,
8/15/2048 50,000 41,330
Series 20A, 3.36%,
8/15/2050 134,000 96,170
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 47,217
UnitedHealth Group, Inc. ,
5.00%, 10/15/2024 60,000 59,774
5.15%, 10/15/2025 30,000 30,083
1.15%, 5/15/2026(b) 120,000 108,517
3.38%, 4/15/2027(b) 200,000 189,965
3.70%, 5/15/2027 55,000 53,019
2.95%, 10/15/2027 200,000 185,585
5.25%, 2/15/2028 45,000 45,879
4.25%, 1/15/2029(b) 120,000 116,585
4.00%, 5/15/2029 100,000 95,566
5.30%, 2/15/2030 300,000 307,352
2.30%, 5/15/2031(b) 75,000 63,416
4.20%, 5/15/2032 140,000 133,653
5.35%, 2/15/2033(b) 60,000 62,346
4.50%, 4/15/2033 120,000 116,880
4.63%, 7/15/2035 105,000 102,655
5.80%, 3/15/2036 500,000 534,490
3.50%, 8/15/2039 300,000 251,618
3.05%, 5/15/2041(b) 180,000 139,137
3.95%, 10/15/2042(b) 250,000 214,501
4.75%, 7/15/2045 250,000 239,229
4.25%, 6/15/2048 300,000 264,427
3.70%, 8/15/2049 500,000 401,608
3.25%, 5/15/2051 60,000 44,754
4.75%, 5/15/2052 200,000 189,730
5.88%, 2/15/2053(b) 145,000 161,056
5.05%, 4/15/2053 120,000 119,274
3.88%, 8/15/2059(b) 100,000 81,284
3.13%, 5/15/2060 100,000 69,687
4.95%, 5/15/2062 100,000 96,137
6.05%, 2/15/2063(b) 40,000 45,231
5.20%, 4/15/2063 80,000 80,030
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 87,417
2.65%, 1/15/2032 100,000 78,826
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 37,073
23,614,780
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 214,146
Healthpeak OP LLC ,
1.35%, 2/1/2027 60,000 51,939
3.50%, 7/15/2029 125,000 112,089
3.00%, 1/15/2030(b) 180,000 156,360
5.25%, 12/15/2032 85,000 82,716
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 510,775
3.63%, 10/1/2029 100,000 81,952
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 38,893
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 40,734
3.20%, 12/1/2031(b) 100,000 74,596
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 231,261
3.00%, 1/15/2030 100,000 85,533
2.50%, 9/1/2031(b) 100,000 79,265
Welltower OP LLC ,
4.25%, 4/1/2026(b) 50,000 48,347
2.05%, 1/15/2029 70,000 58,193
3.10%, 1/15/2030 100,000 86,591
2.75%, 1/15/2031 300,000 247,491
2.75%, 1/15/2032(b) 200,000 161,610
2,362,491
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 100,000 85,398
Series J, 2.90%, 12/15/2031 80,000 62,893
148,291
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 194,872
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 187,014
3.25%, 2/15/2030(b) 165,000 143,608
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 97,932
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 166,313
5.00%, 10/15/2027 55,000 54,568
Series HH, 2.85%,
4/15/2031 200,000 168,160
Series GG, 3.50%,
10/15/2032(b) 200,000 172,739
McDonald's Corp. ,
3.70%, 1/30/2026 300,000 289,984

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
3.80%, 4/1/2028(b) 200,000 191,643
4.70%, 12/9/2035 400,000 388,217
4.88%, 7/15/2040 250,000 238,442
4.88%, 12/9/2045 250,000 239,081
3.63%, 9/1/2049 200,000 157,724
4.20%, 4/1/2050 50,000 43,248
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 49,538
3.50%, 3/1/2028(b) 250,000 234,565
2.55%, 11/15/2030(b) 200,000 170,333
3.00%, 2/14/2032(b) 140,000 121,528
4.80%, 2/15/2033(b) 100,000 98,758
4.45%, 8/15/2049(b) 250,000 220,751
3.50%, 11/15/2050(b) 200,000 151,815
3,780,833
Household Durables 0 .1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 205,578
1.30%, 10/15/2026 220,000 192,791
Leggett & Platt, Inc. ,
3.50%, 11/15/2051(b) 50,000 36,015
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 90,194
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 51,748
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 483,734
2.40%, 5/15/2031 175,000 141,953
4.70%, 5/14/2032 20,000 19,188
5.50%, 3/1/2033(b) 50,000 49,894
1,271,095
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 82,473
5.60%, 11/15/2032(b) 40,000 42,273
5.00%, 6/15/2052 40,000 39,547
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 97,679
Colgate-Palmolive Co. ,
4.80%, 3/2/2026 16,000 16,057
4.60%, 3/1/2028 16,000 16,081
3.25%, 8/15/2032 35,000 32,143
4.60%, 3/1/2033 16,000 16,254
Kimberly-Clark Corp. ,
4.50%, 2/16/2033(b) 100,000 99,763
6.63%, 8/1/2037 130,000 152,680
3.20%, 7/30/2046(b) 165,000 123,627
2.88%, 2/7/2050 100,000 72,056
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 217,472
4.10%, 1/26/2026(b) 150,000 148,176
1.00%, 4/23/2026(b) 170,000 153,857
2.85%, 8/11/2027(b) 250,000 234,191
1.20%, 10/29/2030(b) 100,000 80,628
1.95%, 4/23/2031(b) 300,000 254,787
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The),
3.60%, 3/25/2050 300,000 253,739
2,133,483
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028 60,000 58,916
2.45%, 1/15/2031(b) 70,000 56,580
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028 40,000 40,307
5.80%, 3/1/2033(b) 40,000 40,945
6.25%, 10/1/2039 180,000 186,682
Oglethorpe Power Corp. ,
4.50%, 4/1/2047 40,000 33,042
5.25%, 9/1/2050 200,000 184,788
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 179,211
780,471
Industrial Conglomerates 0 .1%
3M Co. ,
2.00%, 2/14/2025 200,000 188,647
3.00%, 8/7/2025 400,000 381,852
3.05%, 4/15/2030 100,000 90,101
5.70%, 3/15/2037(b) 415,000 437,294
3.25%, 8/26/2049(b) 90,000 65,225
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 188,949
General Electric Co. ,
Series A, 6.75%, 3/15/2032 300,000 338,623
Honeywell International, Inc. ,
4.85%, 11/1/2024 60,000 59,641
1.35%, 6/1/2025 40,000 37,317
2.50%, 11/1/2026 500,000 466,825
1.10%, 3/1/2027 100,000 88,173
4.95%, 2/15/2028 60,000 60,804
4.25%, 1/15/2029 20,000 19,466
2.70%, 8/15/2029(b) 500,000 444,922
1.75%, 9/1/2031 100,000 80,175
5.00%, 2/15/2033 60,000 61,183
4.50%, 1/15/2034 20,000 19,561
2.80%, 6/1/2050 90,000 66,850
Pentair Finance Sarl ,
5.90%, 7/15/2032(b) 30,000 30,255
3,125,863
Industrial REITs 0 .0%
†
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 44,592
2.88%, 11/15/2029(b) 125,000 109,406
2.25%, 4/15/2030(b) 160,000 135,610
1.75%, 7/1/2030(b) 65,000 52,221
1.25%, 10/15/2030 65,000 50,189
2.25%, 1/15/2032(b) 200,000 161,448
4.63%, 1/15/2033 50,000 48,812
4.75%, 6/15/2033 35,000 34,189
5.13%, 1/15/2034 50,000 49,643

40 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Prologis LP,
3.00%, 4/15/2050 65,000 44,167
2.13%, 10/15/2050 155,000 86,941
5.25%, 6/15/2053 30,000 29,479
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,420
2.15%, 9/1/2031 90,000 70,161
936,278
Insurance 0 .6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 458,703
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 46,414
3.25%, 8/15/2051(b) 50,000 35,652
Allstate Corp. (The) ,
5.25%, 3/30/2033(b) 20,000 19,941
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 189,169
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 116,000 109,250
3.90%, 4/1/2026(b) 87,000 83,592
5.13%, 3/27/2033 60,000 58,593
4.80%, 7/10/2045 150,000 133,277
4.38%, 6/30/2050 200,000 168,867
Aon Corp. ,
2.80%, 5/15/2030 200,000 173,104
2.05%, 8/23/2031(b) 50,000 39,898
2.60%, 12/2/2031 25,000 20,588
5.00%, 9/12/2032 30,000 29,597
5.35%, 2/28/2033 25,000 25,182
2.90%, 8/23/2051 50,000 32,617
3.90%, 2/28/2052 30,000 23,541
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 218,013
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 222,489
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 159,348
3.05%, 3/9/2052 100,000 63,733
5.75%, 3/2/2053 12,000 12,059
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 451,991
6.65%, 2/1/2033 50,000 50,394
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 93,510
4.40%, 5/15/2042(b) 140,000 133,322
4.30%, 5/15/2043 250,000 227,997
4.20%, 8/15/2048 400,000 360,183
4.25%, 1/15/2049(b) 300,000 273,197
2.85%, 10/15/2050 45,000 31,314
3.85%, 3/15/2052 100,000 82,666
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 114,794
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 26,941
4.95%, 3/17/2052 25,000 21,397
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Chubb Corp. (The) ,
6.00%, 5/11/2037(b) 165,000 176,105
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026 90,000 86,467
4.35%, 11/3/2045 250,000 226,255
2.85%, 12/15/2051 50,000 34,816
3.05%, 12/15/2061 35,000 23,539
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 62,733
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 88,644
3.13%, 10/15/2052 50,000 33,041
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(b)(f) 50,000 49,935
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030 200,000 187,394
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 20,412
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 57,031
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 196,990
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 78,608
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 309,627
Kemper Corp. ,
3.80%, 2/23/2032 30,000 24,778
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 413,391
Loews Corp. ,
4.13%, 5/15/2043 200,000 166,112
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 465,451
3.70%, 3/16/2032(b) 20,000 18,171
Markel Group, Inc. ,
3.35%, 9/17/2029 475,000 423,496
3.45%, 5/7/2052 100,000 70,301
Marsh & McLennan Cos., Inc. ,
4.38%, 3/15/2029 300,000 291,409
5.75%, 11/1/2032 25,000 26,276
4.20%, 3/1/2048(b) 500,000 422,171
6.25%, 11/1/2052(b) 25,000 28,095
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 480,314
5.70%, 6/15/2035(b) 159,000 163,503
6.40%, 12/15/2036(b) 300,000 299,414
4.88%, 11/13/2043 250,000 229,806
5.00%, 7/15/2052(b) 60,000 56,341
5.25%, 1/15/2054(b) 100,000 96,726

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 37,800
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 188,159
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 478,191
5.38%, 3/15/2033 40,000 39,626
4.30%, 11/15/2046(b) 50,000 39,875
5.50%, 3/15/2053 45,000 42,693
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 36,673
3.00%, 3/15/2032 30,000 26,105
6.25%, 12/1/2032 162,000 174,975
4.95%, 6/15/2033 20,000 19,832
3.70%, 1/26/2045(b) 250,000 195,683
Prudential Financial, Inc. ,
3.88%, 3/27/2028(b) 200,000 190,308
4.60%, 5/15/2044 250,000 220,038
3.91%, 12/7/2047 186,000 148,399
3.94%, 12/7/2049 505,000 401,816
3.70%, 3/13/2051 300,000 229,813
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,124
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 58,763
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 256,411
4.10%, 3/4/2049 200,000 170,455
5.45%, 5/25/2053 20,000 20,932
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 211,618
Unum Group ,
4.00%, 6/15/2029(b) 250,000 229,966
4.13%, 6/15/2051 50,000 36,528
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 78,726
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 48,561
4.50%, 9/15/2028 400,000 381,471
2.95%, 9/15/2029 65,000 55,914
5.35%, 5/15/2033 20,000 19,501
13,557,641
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
0.45%, 8/15/2025(b) 45,000 41,196
2.00%, 8/15/2026(b) 500,000 462,789
0.80%, 8/15/2027 90,000 77,916
1.10%, 8/15/2030(b) 165,000 133,480
1.90%, 8/15/2040 100,000 68,871
2.05%, 8/15/2050 500,000 312,784
2.25%, 8/15/2060 400,000 243,317
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 190,464
Meta Platforms, Inc. ,
3.50%, 8/15/2027 230,000 218,369
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Meta Platforms, Inc.,
4.60%, 5/15/2028 60,000 59,335
4.80%, 5/15/2030(b) 60,000 60,044
3.85%, 8/15/2032 195,000 181,125
4.95%, 5/15/2033 60,000 59,953
4.45%, 8/15/2052 465,000 404,335
5.60%, 5/15/2053 310,000 318,374
4.65%, 8/15/2062 180,000 158,039
5.75%, 5/15/2063(b) 60,000 62,095
3,052,486
IT Services 0 .1%
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,165
2.30%, 9/14/2031 50,000 39,105
DXC Technology Co. ,
1.80%, 9/15/2026(b) 100,000 86,913
2.38%, 9/15/2028(b) 100,000 83,341
International Business
Machines Corp. ,
4.50%, 2/6/2026 300,000 295,736
3.30%, 5/15/2026 400,000 381,258
1.70%, 5/15/2027 300,000 265,988
3.50%, 5/15/2029(b) 400,000 369,139
1.95%, 5/15/2030(b) 400,000 331,343
5.88%, 11/29/2032 53,000 56,657
4.15%, 5/15/2039 300,000 263,647
4.00%, 6/20/2042 150,000 126,685
4.25%, 5/15/2049(b) 300,000 255,190
5.10%, 2/6/2053 200,000 192,610
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 112,549
2,904,326
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 49,829
4.40%, 9/15/2032(b) 100,000 87,279
5.10%, 4/1/2052 30,000 22,243
Hasbro, Inc. ,
3.00%, 11/19/2024 100,000 96,082
3.55%, 11/19/2026 100,000 92,905
3.90%, 11/19/2029(b) 100,000 90,364
5.10%, 5/15/2044 100,000 87,972
526,674
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 143,519
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 43,913
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 240,715
2.80%, 12/10/2051 140,000 96,579
Illumina, Inc. ,
5.80%, 12/12/2025(b) 100,000 100,250
5.75%, 12/13/2027 100,000 100,441
Revvity, Inc. ,
1.90%, 9/15/2028 60,000 50,815
3.30%, 9/15/2029(b) 100,000 89,358

42 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Revvity, Inc.,
2.25%, 9/15/2031(b) 35,000 28,083
Thermo Fisher Scientific, Inc. ,
4.80%, 11/21/2027(b) 65,000 65,290
1.75%, 10/15/2028(b) 115,000 99,093
2.60%, 10/1/2029(b) 325,000 286,571
2.00%, 10/15/2031(b) 55,000 44,871
4.95%, 11/21/2032 70,000 71,262
2.80%, 10/15/2041 30,000 22,361
5.30%, 2/1/2044 100,000 101,027
1,584,148
Machinery 0 .2%
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 63,021
6.05%, 8/15/2036 177,000 193,756
3.80%, 8/15/2042 300,000 262,678
3.25%, 9/19/2049(b) 330,000 259,824
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,030
5.45%, 10/14/2025 100,000 99,309
1.45%, 7/15/2026 150,000 132,572
4.55%, 4/10/2028(b) 40,000 38,677
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 32,203
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 226,733
Dover Corp. ,
2.95%, 11/4/2029 45,000 39,427
5.38%, 3/1/2041 100,000 97,954
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 79,683
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 198,026
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 39,324
Otis Worldwide Corp. ,
3.11%, 2/15/2040(b) 300,000 231,657
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 65,000 63,023
4.50%, 9/15/2029(b) 95,000 92,313
4.20%, 11/21/2034 300,000 274,689
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028(b) 100,000 102,798
4.25%, 11/15/2028(b) 250,000 238,248
2.30%, 3/15/2030(b) 500,000 412,185
3.00%, 5/15/2032 40,000 33,723
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 240,806
3,481,659
Media 0 .6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 402,065
4.20%, 3/15/2028 200,000 187,494
2.25%, 1/15/2029 100,000 83,268
5.05%, 3/30/2029(b) 150,000 143,035
2.30%, 2/1/2032 300,000 227,100
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
4.40%, 4/1/2033(b) 75,000 65,832
6.38%, 10/23/2035 300,000 292,406
3.50%, 3/1/2042 100,000 66,890
5.38%, 5/1/2047 400,000 330,622
5.75%, 4/1/2048 350,000 299,586
4.80%, 3/1/2050 500,000 377,249
3.90%, 6/1/2052 200,000 130,873
5.25%, 4/1/2053(b) 180,000 145,383
6.83%, 10/23/2055 150,000 141,409
3.85%, 4/1/2061 310,000 187,497
Comcast Corp. ,
3.95%, 10/15/2025 500,000 487,421
5.35%, 11/15/2027 55,000 55,982
3.15%, 2/15/2028(b) 500,000 466,181
4.15%, 10/15/2028 800,000 775,102
4.55%, 1/15/2029 80,000 78,560
2.65%, 2/1/2030 300,000 262,414
3.40%, 4/1/2030(b) 365,000 335,363
1.95%, 1/15/2031(b) 700,000 572,804
5.50%, 11/15/2032(b) 60,000 62,346
4.25%, 1/15/2033 250,000 237,491
4.65%, 2/15/2033 160,000 158,834
7.05%, 3/15/2033(b) 295,000 340,148
4.80%, 5/15/2033(b) 80,000 79,155
4.40%, 8/15/2035(b) 200,000 187,988
6.50%, 11/15/2035 100,000 111,951
3.90%, 3/1/2038 250,000 217,211
3.40%, 7/15/2046 250,000 189,727
3.97%, 11/1/2047 443,000 366,906
4.70%, 10/15/2048(b) 400,000 374,077
4.00%, 11/1/2049 450,000 371,419
2.89%, 11/1/2051 500,000 335,228
2.45%, 8/15/2052 300,000 183,457
5.35%, 5/15/2053(b) 80,000 81,226
2.94%, 11/1/2056 527,000 343,195
2.65%, 8/15/2062 300,000 178,323
5.50%, 5/15/2064 80,000 81,126
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 258,473
4.90%, 3/11/2026(b) 115,000 112,691
3.95%, 3/20/2028(b) 500,000 464,865
3.63%, 5/15/2030(b) 200,000 175,435
5.00%, 9/20/2037 125,000 106,983
4.00%, 9/15/2055 330,000 219,336
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 280,882
Grupo Televisa SAB ,
6.63%, 1/15/2040(b) 250,000 259,317
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 130,247
5.38%, 6/15/2033 24,000 23,748
3.38%, 3/1/2041 70,000 51,042
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 192,098
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 106,881

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global,
4.38%, 3/15/2043 459,000 323,817
4.60%, 1/15/2045(b) 250,000 177,232
Time Warner Cable LLC ,
6.75%, 6/15/2039(b) 700,000 672,754
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 533,198
14,103,343
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 41,027
6.80%, 11/29/2032 40,000 41,066
7.00%, 10/15/2039(b)(e) 100,000 104,385
Barrick North America Finance
LLC ,
5.75%, 5/1/2043(b) 100,000 102,725
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 60,000 59,694
6.42%, 3/1/2026 80,000 82,057
4.75%, 2/28/2028(b) 60,000 59,584
4.90%, 2/28/2033 35,000 34,864
5.00%, 9/30/2043(b) 400,000 400,131
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 337,988
Newmont Corp. ,
2.60%, 7/15/2032(b) 115,000 93,962
5.88%, 4/1/2035 236,000 241,407
4.88%, 3/15/2042(b) 150,000 139,140
Nucor Corp. ,
3.95%, 5/23/2025 60,000 58,174
4.30%, 5/23/2027(b) 60,000 58,191
5.20%, 8/1/2043(b) 200,000 193,942
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 211,520
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 204,302
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033(b) 55,000 55,484
4.13%, 8/21/2042 250,000 218,764
5.13%, 3/9/2053 60,000 60,501
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 48,640
6.75%, 4/16/2040 250,000 275,576
5.88%, 4/23/2045(b) 100,000 102,230
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 173,342
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 252,124
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 264,134
6.88%, 11/10/2039(b) 175,000 183,176
4,098,130
Multi-Utilities 0 .4%
Ameren Corp. ,
2.50%, 9/15/2024 60,000 57,495
1.95%, 3/15/2027(b) 80,000 71,131
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 36,713
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Ameren Illinois Co.,
2.90%, 6/15/2051 100,000 67,268
5.90%, 12/1/2052 100,000 108,896
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 371,634
4.60%, 5/1/2053(b) 90,000 77,110
Black Hills Corp. ,
5.95%, 3/15/2028 100,000 101,166
3.05%, 10/15/2029 210,000 179,765
3.88%, 10/15/2049 100,000 73,724
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 70,878
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 41,618
5.20%, 3/1/2033 40,000 40,430
3.95%, 3/1/2043 500,000 407,595
4.50%, 12/1/2045 150,000 130,473
6.15%, 11/15/2052 200,000 219,864
4.63%, 12/1/2054 150,000 128,733
3.70%, 11/15/2059 50,000 36,526
3.60%, 6/15/2061(b) 200,000 145,040
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 198,430
4.63%, 5/15/2033(b) 100,000 97,272
4.35%, 4/15/2049 300,000 263,492
3.10%, 8/15/2050 45,000 31,791
2.65%, 8/15/2052 15,000 9,611
2.50%, 5/1/2060 100,000 57,402
Dominion Energy, Inc. ,
Series D, 2.85%,
8/15/2026(b) 500,000 461,964
Series C, 3.38%, 4/1/2030 300,000 268,336
Series C, 2.25%,
8/15/2031(b) 30,000 24,169
Series A, 4.35%, 8/15/2032 40,000 37,411
5.38%, 11/15/2032(b) 50,000 50,171
Series E, 6.30%, 3/15/2033 10,000 10,614
Series B, 5.95%, 6/15/2035 151,000 155,151
Series C, 4.90%, 8/1/2041 600,000 538,460
Series B, 4.85%,
8/15/2052(b) 40,000 35,494
DTE Energy Co. ,
4.22%, 11/1/2024(e) 90,000 87,985
Series F, 1.05%,
6/1/2025(b) 170,000 155,708
4.88%, 6/1/2028 100,000 97,813
2.95%, 3/1/2030 50,000 43,244
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 145,910
2.95%, 9/1/2029 250,000 218,907
1.70%, 2/15/2031(b) 85,000 66,459
5.95%, 6/15/2041(b) 300,000 307,504
5.00%, 6/15/2052(b) 70,000 64,472
Puget Energy, Inc. ,
3.65%, 5/15/2025(b) 250,000 239,001
2.38%, 6/15/2028 200,000 172,486
4.22%, 3/15/2032 40,000 35,942

44 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 201,740
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 79,981
4.15%, 5/15/2048 200,000 166,794
3.32%, 4/15/2050 200,000 143,113
5.35%, 4/1/2053 95,000 94,225
Sempra Energy ,
5.40%, 8/1/2026 50,000 49,755
3.40%, 2/1/2028 300,000 276,120
5.50%, 8/1/2033 50,000 49,666
6.00%, 10/15/2039 220,000 225,103
4.00%, 2/1/2048 150,000 116,761
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 196,415
4.40%, 6/1/2043 250,000 206,613
Series 21A, 3.15%,
9/30/2051 100,000 67,478
WEC Energy Group, Inc. ,
4.75%, 1/9/2026 70,000 68,941
5.15%, 10/1/2027 100,000 99,862
4.75%, 1/15/2028 50,000 48,861
1.80%, 10/15/2030 300,000 238,426
8,571,112
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 300,000 219,234
4.85%, 4/15/2049 300,000 251,457
3.55%, 3/15/2052 70,000 47,754
5.15%, 4/15/2053(b) 70,000 62,731
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 220,723
2.90%, 3/15/2030 100,000 80,313
2.45%, 10/1/2033 300,000 216,172
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 76,210
2.90%, 12/1/2033 100,000 69,195
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 194,042
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 100,000 78,198
1,516,029
Oil, Gas & Consumable Fuels 1 .7%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 162,500
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 214,746
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 480,429
4.23%, 11/6/2028 400,000 387,773
2.72%, 1/12/2032 400,000 339,622
4.81%, 2/13/2033 50,000 49,273
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc.,
4.89%, 9/11/2033 40,000 39,587
3.06%, 6/17/2041(b) 50,000 37,862
3.00%, 2/24/2050 500,000 348,450
2.77%, 11/10/2050 300,000 198,429
2.94%, 6/4/2051(b) 150,000 102,362
3.00%, 3/17/2052 50,000 34,481
3.38%, 2/8/2061 50,000 35,586
BP Capital Markets plc ,
3.28%, 9/19/2027 300,000 282,464
3.72%, 11/28/2028 500,000 472,592
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025(b) 500,000 483,331
6.25%, 3/15/2038(b) 340,000 346,093
Cenovus Energy, Inc. ,
2.65%, 1/15/2032(b) 45,000 36,325
6.75%, 11/15/2039(b) 54,000 56,609
5.40%, 6/15/2047(b) 200,000 181,050
3.75%, 2/15/2052 25,000 17,692
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 245,765
3.70%, 11/15/2029(b) 65,000 58,852
2.74%, 12/31/2039 100,000 78,818
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 300,000 275,327
4.00%, 3/1/2031 300,000 264,147
3.25%, 1/31/2032(b) 200,000 164,530
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 300,000 280,135
Chevron Corp. ,
1.55%, 5/11/2025 200,000 187,405
2.95%, 5/16/2026 300,000 285,549
2.00%, 5/11/2027 120,000 108,965
2.24%, 5/11/2030(b) 60,000 52,213
3.08%, 5/11/2050(b) 25,000 18,609
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 127,881
1.02%, 8/12/2027(b) 120,000 104,337
3.85%, 1/15/2028 50,000 48,766
2.34%, 8/12/2050 200,000 127,783
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 144,155
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 480,690
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 139,194
6.40%, 5/15/2037 200,000 219,786
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 98,645
ConocoPhillips ,
5.90%, 10/15/2032 177,000 190,378
6.50%, 2/1/2039 300,000 345,865
ConocoPhillips Co. ,
2.40%, 3/7/2025 6,000 5,719
3.76%, 3/15/2042(b) 250,000 210,447

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips Co.,
4.30%, 11/15/2044 155,000 136,856
3.80%, 3/15/2052 50,000 40,475
5.30%, 5/15/2053 40,000 40,687
4.03%, 3/15/2062 200,000 162,716
Continental Resources, Inc. ,
4.90%, 6/1/2044(b) 60,000 46,625
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 99,659
4.75%, 5/15/2042 300,000 252,873
Diamondback Energy, Inc. ,
3.50%, 12/1/2029 100,000 90,012
6.25%, 3/15/2033 35,000 36,206
4.40%, 3/24/2051 50,000 39,554
6.25%, 3/15/2053 60,000 60,694
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 174,008
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 250,630
Enbridge, Inc. ,
1.60%, 10/4/2026(b) 95,000 84,573
3.70%, 7/15/2027 500,000 471,999
3.13%, 11/15/2029(b) 150,000 132,443
5.70%, 3/8/2033(b) 380,000 385,218
2.50%, 8/1/2033 200,000 156,191
4.00%, 11/15/2049(b) 250,000 192,755
3.40%, 8/1/2051 65,000 45,321
Energy Transfer LP ,
4.75%, 1/15/2026(b) 250,000 244,388
5.55%, 2/15/2028 50,000 49,860
3.75%, 5/15/2030(b) 60,000 54,139
5.75%, 2/15/2033(b) 30,000 30,196
6.05%, 6/1/2041 75,000 72,011
6.50%, 2/1/2042 250,000 253,184
5.00%, 5/15/2044(b)(e) 150,000 126,164
5.35%, 5/15/2045 500,000 436,974
5.30%, 4/15/2047 300,000 260,931
6.25%, 4/15/2049 450,000 439,505
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026(b) 70,000 69,872
2.80%, 1/31/2030 120,000 105,057
5.35%, 1/31/2033(b) 70,000 71,184
6.13%, 10/15/2039 285,000 302,510
4.45%, 2/15/2043 500,000 439,399
4.85%, 3/15/2044 100,000 92,296
4.25%, 2/15/2048 250,000 211,769
4.80%, 2/1/2049 300,000 274,598
3.70%, 1/31/2051 250,000 191,259
3.20%, 2/15/2052(b) 80,000 56,189
4.95%, 10/15/2054 200,000 181,524
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 59,212
EQT Corp. ,
3.90%, 10/1/2027 300,000 277,356
Equinor ASA ,
3.25%, 11/10/2024(b) 500,000 485,517
3.70%, 4/6/2050(b) 500,000 406,418
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
2.02%, 8/16/2024 100,000 96,399
2.71%, 3/6/2025 500,000 479,927
3.04%, 3/1/2026(b) 235,000 224,618
2.28%, 8/16/2026 100,000 92,762
3.29%, 3/19/2027(b) 200,000 191,849
3.48%, 3/19/2030(b) 250,000 234,480
2.61%, 10/15/2030 250,000 219,484
4.23%, 3/19/2040(b) 200,000 184,351
4.11%, 3/1/2046 400,000 351,813
3.10%, 8/16/2049 250,000 182,866
4.33%, 3/19/2050 326,000 295,352
3.45%, 4/15/2051 274,000 212,896
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 479,548
5.60%, 2/15/2041(b) 250,000 239,193
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 244,952
6.38%, 3/1/2041 250,000 250,724
5.00%, 8/15/2042 350,000 296,786
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 156,061
1.75%, 11/15/2026(b) 300,000 265,545
2.00%, 2/15/2031 50,000 39,696
4.80%, 2/1/2033(b) 60,000 56,588
5.20%, 6/1/2033(b) 90,000 87,217
5.30%, 12/1/2034 350,000 336,988
5.55%, 6/1/2045 400,000 368,508
5.05%, 2/15/2046 250,000 213,593
3.25%, 8/1/2050 50,000 32,243
5.45%, 8/1/2052 60,000 54,782
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 184,019
3.95%, 3/1/2050 25,000 17,854
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 122,073
6.60%, 10/1/2037(b) 70,000 69,792
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 243,430
6.50%, 3/1/2041 250,000 257,561
MPLX LP ,
4.88%, 6/1/2025(b) 250,000 245,295
1.75%, 3/1/2026(b) 160,000 145,236
4.25%, 12/1/2027 350,000 332,386
4.00%, 3/15/2028(b) 500,000 471,179
2.65%, 8/15/2030(b) 190,000 158,964
4.95%, 9/1/2032 90,000 85,969
5.00%, 3/1/2033 35,000 33,526
4.50%, 4/15/2038 250,000 215,182
4.70%, 4/15/2048 200,000 164,154
5.50%, 2/15/2049 300,000 271,859
4.95%, 3/14/2052 110,000 93,422
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 210,000 218,211
6.13%, 1/1/2031 300,000 304,620
6.45%, 9/15/2036(b) 250,000 256,575
4.20%, 3/15/2048 180,000 133,335

46 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 491,572
6.13%, 2/1/2041 100,000 96,471
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 467,960
4.35%, 3/15/2029 100,000 92,986
5.20%, 7/15/2048(b) 250,000 213,117
Ovintiv, Inc. ,
5.65%, 5/15/2025(b) 60,000 59,524
5.65%, 5/15/2028(b) 60,000 58,810
6.25%, 7/15/2033(b) 40,000 39,453
6.50%, 2/1/2038 250,000 245,098
7.10%, 7/15/2053 40,000 41,175
Phillips 66 ,
4.65%, 11/15/2034(b) 200,000 188,804
5.88%, 5/1/2042 382,000 396,076
4.88%, 11/15/2044 300,000 274,935
Phillips 66 Co. ,
3.61%, 2/15/2025 500,000 482,434
4.95%, 12/1/2027 40,000 39,643
5.30%, 6/30/2033(b) 50,000 49,843
4.90%, 10/1/2046 50,000 44,183
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 29,820
1.90%, 8/15/2030(b) 200,000 162,075
2.15%, 1/15/2031 300,000 245,583
Plains All American Pipeline
LP ,
4.65%, 10/15/2025(b) 200,000 194,834
5.15%, 6/1/2042(b) 250,000 207,417
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 984,287
4.50%, 5/15/2030 400,000 380,225
5.90%, 9/15/2037(f) 60,000 60,860
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 82,378
Suncor Energy, Inc. ,
6.50%, 6/15/2038 350,000 363,391
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 58,907
6.13%, 3/15/2033 100,000 102,179
6.25%, 7/1/2052 60,000 58,649
6.50%, 2/15/2053 100,000 102,123
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 86,443
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 300,000 278,910
2.83%, 1/10/2030(b) 500,000 447,376
3.13%, 5/29/2050 200,000 145,242
3.39%, 6/29/2060 100,000 73,411
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024(b) 95,000 89,252
4.88%, 1/15/2026(b) 285,000 281,574
4.25%, 5/15/2028(b) 500,000 476,980
2.50%, 10/12/2031(b) 100,000 80,654
5.85%, 3/15/2036 450,000 449,050
7.63%, 1/15/2039 300,000 347,232
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd.,
6.10%, 6/1/2040 200,000 203,574
Valero Energy Corp. ,
2.80%, 12/1/2031 100,000 81,796
7.50%, 4/15/2032 118,000 133,059
6.63%, 6/15/2037 200,000 214,597
3.65%, 12/1/2051(b) 50,000 35,007
Western Midstream Operating
LP ,
5.30%, 3/1/2048 120,000 100,167
+ 0.00%), 5.50%,
2/1/2050(c)(e) 100,000 81,907
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 482,678
5.40%, 3/2/2026(b) 55,000 54,856
3.75%, 6/15/2027 300,000 283,110
3.50%, 11/15/2030(b) 400,000 357,581
4.65%, 8/15/2032(b) 60,000 56,821
5.65%, 3/15/2033(b) 100,000 101,325
5.80%, 11/15/2043 250,000 243,336
4.90%, 1/15/2045(b) 350,000 305,410
38,382,247
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 61,441
Suzano Austria GmbH ,
2.50%, 9/15/2028(b) 200,000 170,332
6.00%, 1/15/2029 200,000 198,760
5.00%, 1/15/2030 200,000 189,200
619,733
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 291,957 243,805
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 272,868
2.63%, 2/10/2030(b) 50,000 42,497
559,170
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 81,069
2.38%, 12/1/2029 35,000 30,261
1.95%, 3/15/2031 100,000 82,109
3.13%, 12/1/2049(b) 150,000 109,453
Haleon US Capital LLC ,
3.38%, 3/24/2027 400,000 374,313
3.63%, 3/24/2032 500,000 448,220
Kenvue, Inc. ,
5.05%, 3/22/2028(b)(f) 105,000 105,833
5.00%, 3/22/2030(f) 80,000 80,775
4.90%, 3/22/2033(f) 140,000 141,654
5.10%, 3/22/2043(f) 60,000 60,966
5.05%, 3/22/2053(f) 100,000 102,064
5.20%, 3/22/2063(f) 45,000 46,070
1,662,787

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 1 .0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 180,469
4.88%, 3/3/2028 100,000 99,942
1.75%, 5/28/2028(b) 125,000 108,304
4.90%, 3/3/2030(b) 100,000 100,188
2.25%, 5/28/2031 35,000 29,533
4.88%, 3/3/2033 100,000 101,436
AstraZeneca plc ,
3.38%, 11/16/2025(b) 500,000 480,756
0.70%, 4/8/2026(b) 200,000 178,678
1.38%, 8/6/2030 200,000 160,920
6.45%, 9/15/2037 200,000 229,301
4.00%, 9/18/2042 250,000 222,714
2.13%, 8/6/2050 85,000 52,850
3.00%, 5/28/2051 180,000 133,503
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024(b) 319,000 310,639
3.20%, 6/15/2026 132,000 126,326
3.90%, 2/20/2028(b) 750,000 728,121
3.40%, 7/26/2029 400,000 371,543
2.95%, 3/15/2032(b) 140,000 123,715
4.13%, 6/15/2039 300,000 273,522
2.35%, 11/13/2040 350,000 245,934
3.25%, 8/1/2042 250,000 194,822
4.55%, 2/20/2048 195,000 181,853
4.25%, 10/26/2049 400,000 354,589
2.55%, 11/13/2050 300,000 195,056
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 91,068
4.70%, 2/27/2033(b) 40,000 40,524
2.25%, 5/15/2050 300,000 195,567
4.88%, 2/27/2053 40,000 41,084
2.50%, 9/15/2060 150,000 94,451
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 288,481
5.38%, 4/15/2034(b) 201,000 211,914
6.38%, 5/15/2038 500,000 569,760
4.20%, 3/18/2043(b) 300,000 270,710
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 236,103
0.95%, 9/1/2027 300,000 262,261
1.30%, 9/1/2030 300,000 246,402
4.95%, 5/15/2033 263,000 276,753
3.63%, 3/3/2037 100,000 89,987
3.70%, 3/1/2046(b) 250,000 220,104
3.75%, 3/3/2047 100,000 87,904
2.45%, 9/1/2060 500,000 323,416
Merck & Co., Inc. ,
2.75%, 2/10/2025 220,000 211,738
1.70%, 6/10/2027(b) 170,000 152,291
4.05%, 5/17/2028(b) 30,000 29,479
1.90%, 12/10/2028(b) 130,000 113,522
3.40%, 3/7/2029 400,000 374,344
4.30%, 5/17/2030 60,000 58,721
2.15%, 12/10/2031(b) 115,000 95,282
4.50%, 5/17/2033 35,000 34,717
3.90%, 3/7/2039(b) 100,000 89,609
3.60%, 9/15/2042 250,000 208,466
4.15%, 5/18/2043 350,000 318,097
4.90%, 5/17/2044(b) 40,000 40,103
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
3.70%, 2/10/2045 400,000 339,621
4.00%, 3/7/2049 350,000 309,516
2.75%, 12/10/2051 70,000 48,282
5.00%, 5/17/2053 35,000 35,457
2.90%, 12/10/2061 100,000 66,214
5.15%, 5/17/2063 25,000 25,534
Novartis Capital Corp. ,
3.00%, 11/20/2025 300,000 286,962
3.10%, 5/17/2027(b) 500,000 476,329
2.20%, 8/14/2030 300,000 259,324
4.40%, 5/6/2044 200,000 191,491
4.00%, 11/20/2045(b) 200,000 180,431
Pfizer Investment Enterprises
Pte. Ltd. ,
4.65%, 5/19/2025(b) 300,000 297,327
4.45%, 5/19/2026 300,000 296,371
4.45%, 5/19/2028 300,000 294,867
4.65%, 5/19/2030 500,000 494,032
4.75%, 5/19/2033 695,000 692,381
5.30%, 5/19/2053 820,000 852,539
Pfizer, Inc. ,
0.80%, 5/28/2025(b) 125,000 115,407
3.00%, 12/15/2026 300,000 283,244
2.63%, 4/1/2030(b) 100,000 88,894
1.70%, 5/28/2030(b) 140,000 116,155
1.75%, 8/18/2031(b) 100,000 81,394
7.20%, 3/15/2039 525,000 653,618
2.55%, 5/28/2040 45,000 33,127
4.00%, 3/15/2049 500,000 446,523
2.70%, 5/28/2050(b) 65,000 45,907
Pharmacia LLC ,
+ 0.00%), 6.60%,
12/1/2028(c)(e) 177,000 191,330
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 40,194
2.15%, 9/2/2031 35,000 27,436
3.55%, 9/2/2050 200,000 135,046
3.35%, 9/2/2051 50,000 32,212
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 868,531
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028 300,000 298,226
2.05%, 3/31/2030 200,000 166,210
3.03%, 7/9/2040 200,000 151,388
3.18%, 7/9/2050 300,000 211,303
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 474,893
5.25%, 6/15/2046 100,000 78,838
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 184,006
2.30%, 6/22/2027(b) 400,000 349,462
2.70%, 6/22/2030 150,000 121,384
3.85%, 6/22/2040 300,000 207,314
4.00%, 6/22/2050 100,000 66,134
Wyeth LLC ,
6.50%, 2/1/2034 206,000 230,281

48 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc. ,
4.50%, 11/13/2025 230,000 226,234
3.90%, 8/20/2028(b) 350,000 335,811
3.00%, 5/15/2050 300,000 209,225
22,073,977
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 120,000 105,329
1.25%, 9/1/2030(b) 400,000 324,296
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 202,416
2.60%, 5/1/2031(b) 135,000 110,648
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 44,492
5.10%, 6/1/2028 40,000 39,399
2.35%, 9/15/2031(b) 100,000 79,735
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 75,000 73,581
Thomson Reuters Corp. ,
3.35%, 5/15/2026(b) 280,000 266,420
Verisk Analytics, Inc. ,
4.00%, 6/15/2025(b) 250,000 242,614
5.75%, 4/1/2033(b) 55,000 57,579
3.63%, 5/15/2050 85,000 62,502
1,609,011
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 485,645
5.95%, 8/15/2034 25,000 24,686
510,331
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 380,182
1.90%, 12/1/2028 200,000 169,639
3.30%, 6/1/2029 20,000 17,986
2.45%, 1/15/2031 210,000 176,674
2.05%, 1/15/2032 85,000 67,974
ERP Operating LP ,
1.85%, 8/1/2031 30,000 23,536
4.50%, 7/1/2044(b) 200,000 174,649
Essential Properties LP ,
2.95%, 7/15/2031 100,000 74,940
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 283,982
4.00%, 3/1/2029 100,000 92,279
3.00%, 1/15/2030 75,000 64,110
2.65%, 3/15/2032 35,000 28,148
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 106,235
4.15%, 4/15/2032 100,000 89,553
2.70%, 1/15/2034 30,000 22,683
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 26,161
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP,
2.75%, 3/15/2030 50,000 43,316
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 212,269
Sun Communities Operating
LP ,
2.30%, 11/1/2028(b) 65,000 54,636
2.70%, 7/15/2031 55,000 43,459
4.20%, 4/15/2032(b) 30,000 26,198
5.70%, 1/15/2033 100,000 97,400
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 211,460
1.90%, 3/15/2033 55,000 40,232
2,527,701
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
2.50%, 8/16/2031(b) 100,000 77,632
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 19,583
3.50%, 6/1/2030(b) 200,000 173,947
Kimco Realty OP LLC ,
2.25%, 12/1/2031(b) 25,000 19,456
4.45%, 9/1/2047 250,000 202,531
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 249,223
3.50%, 4/15/2051 40,000 26,894
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031(b) 100,000 74,019
Realty Income Corp. ,
0.75%, 3/15/2026(b) 70,000 61,502
4.70%, 12/15/2028(b) 40,000 38,748
3.25%, 1/15/2031 65,000 56,813
5.63%, 10/13/2032(b) 45,000 45,477
2.85%, 12/15/2032 400,000 325,311
1.80%, 3/15/2033 55,000 40,055
4.90%, 7/15/2033(b) 60,000 57,349
Regency Centers LP ,
2.95%, 9/15/2029(b) 50,000 42,855
3.70%, 6/15/2030 300,000 268,049
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 470,522
2,249,966
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 71,089
4.39%, 6/1/2052(b) 85,000 77,389
Analog Devices, Inc. ,
2.80%, 10/1/2041(b) 175,000 129,960
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 190,727
1.75%, 6/1/2030 60,000 49,954
5.10%, 10/1/2035 250,000 253,360
2.75%, 6/1/2050(b) 85,000 60,072
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 476,795

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 24,700
4.00%, 4/15/2029(f) 95,000 87,742
4.15%, 11/15/2030 121,000 111,326
2.45%, 2/15/2031(f) 500,000 406,651
4.15%, 4/15/2032(f) 80,000 72,462
4.30%, 11/15/2032(b) 200,000 183,456
3.42%, 4/15/2033(f) 84,000 70,246
3.47%, 4/15/2034(f) 1,000,000 820,309
3.14%, 11/15/2035(f) 300,000 230,113
4.93%, 5/15/2037(b)(f) 363,000 328,516
3.50%, 2/15/2041(f) 100,000 74,803
Intel Corp. ,
3.40%, 3/25/2025 300,000 290,722
3.70%, 7/29/2025 500,000 486,253
4.88%, 2/10/2026 110,000 109,681
3.75%, 3/25/2027(b) 200,000 192,372
3.15%, 5/11/2027(b) 300,000 281,230
3.75%, 8/5/2027 60,000 57,367
4.88%, 2/10/2028(b) 110,000 109,584
1.60%, 8/12/2028(b) 75,000 64,558
4.00%, 8/5/2029(b) 60,000 57,082
2.45%, 11/15/2029 400,000 345,938
5.13%, 2/10/2030(b) 310,000 311,901
3.90%, 3/25/2030(b) 400,000 377,173
2.00%, 8/12/2031(b) 100,000 81,690
4.15%, 8/5/2032 300,000 285,064
5.20%, 2/10/2033(b) 150,000 151,422
2.80%, 8/12/2041 30,000 21,373
5.63%, 2/10/2043(b) 45,000 45,698
4.10%, 5/11/2047(b) 300,000 252,490
3.73%, 12/8/2047 443,000 344,377
3.25%, 11/15/2049 100,000 70,520
4.75%, 3/25/2050 400,000 361,544
4.90%, 8/5/2052 60,000 55,378
5.70%, 2/10/2053 120,000 122,075
5.05%, 8/5/2062(b) 60,000 55,233
5.90%, 2/10/2063 110,000 113,599
KLA Corp. ,
4.65%, 11/1/2024 63,000 62,209
4.65%, 7/15/2032 50,000 49,824
3.30%, 3/1/2050 220,000 164,987
4.95%, 7/15/2052(b) 90,000 88,615
5.25%, 7/15/2062(b) 75,000 75,908
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 249,024
1.90%, 6/15/2030 90,000 74,988
2.88%, 6/15/2050 285,000 199,110
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 59,421
5.33%, 2/6/2029(b) 150,000 147,682
6.75%, 11/1/2029 150,000 155,924
2.70%, 4/15/2032 100,000 78,887
5.88%, 2/9/2033 50,000 49,750
5.88%, 9/15/2033 60,000 59,456
3.37%, 11/1/2041 50,000 34,876
3.48%, 11/1/2051 50,000 33,353
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 318,545
2.85%, 4/1/2030 110,000 99,751
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp.,
2.00%, 6/15/2031(b) 200,000 167,503
3.50%, 4/1/2050 280,000 227,537
NXP BV ,
2.70%, 5/1/2025(b) 25,000 23,694
3.88%, 6/18/2026 35,000 33,619
4.30%, 6/18/2029 100,000 94,242
3.40%, 5/1/2030 35,000 30,967
2.50%, 5/11/2031(b) 190,000 154,851
2.65%, 2/15/2032 40,000 32,381
5.00%, 1/15/2033(b) 85,000 81,618
3.25%, 5/11/2041 195,000 141,927
3.13%, 2/15/2042(b) 50,000 34,978
3.25%, 11/30/2051 30,000 19,997
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 236,728
1.30%, 5/20/2028(b) 73,000 62,237
2.15%, 5/20/2030(b) 80,000 68,779
1.65%, 5/20/2032(b) 590,000 465,600
5.40%, 5/20/2033(b) 100,000 105,293
4.65%, 5/20/2035(b) 100,000 99,822
4.30%, 5/20/2047 300,000 271,981
4.50%, 5/20/2052(b) 90,000 81,872
6.00%, 5/20/2053(b) 100,000 111,930
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 32,312
Texas Instruments, Inc. ,
4.70%, 11/18/2024(b) 100,000 99,729
1.38%, 3/12/2025(b) 200,000 187,803
4.60%, 2/15/2028(b) 105,000 105,190
2.25%, 9/4/2029(b) 300,000 261,709
1.90%, 9/15/2031(b) 80,000 65,755
3.65%, 8/16/2032 40,000 37,135
4.90%, 3/14/2033(b) 20,000 20,492
4.15%, 5/15/2048 300,000 272,489
2.70%, 9/15/2051 100,000 69,318
5.00%, 3/14/2053 20,000 20,262
5.05%, 5/18/2063 30,000 30,059
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 159,752
4.50%, 4/22/2052(b) 200,000 193,300
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 50,000 43,163
14,512,328
Software 0 .6%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,508
3.25%, 2/1/2025(b) 135,000 130,960
2.15%, 2/1/2027(b) 245,000 225,047
2.30%, 2/1/2030(b) 100,000 87,721
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 126,835
Microsoft Corp. ,
3.13%, 11/3/2025 600,000 577,556
2.40%, 8/8/2026 465,000 436,400
3.30%, 2/6/2027 800,000 769,319
3.50%, 2/12/2035(b) 325,000 304,034
3.45%, 8/8/2036 239,000 217,990
2.53%, 6/1/2050 836,000 578,299

50 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
2.92%, 3/17/2052 1,075,000 799,765
2.68%, 6/1/2060 400,000 268,256
Oracle Corp. ,
2.50%, 4/1/2025 100,000 94,914
2.95%, 5/15/2025 450,000 429,208
5.80%, 11/10/2025(b) 35,000 35,390
2.65%, 7/15/2026 190,000 175,651
3.25%, 11/15/2027(b) 300,000 278,316
4.50%, 5/6/2028(b) 55,000 53,512
6.15%, 11/9/2029(b) 65,000 67,702
2.95%, 4/1/2030(b) 600,000 523,719
4.65%, 5/6/2030(b) 55,000 53,141
3.25%, 5/15/2030 250,000 222,973
2.88%, 3/25/2031(b) 500,000 426,856
6.25%, 11/9/2032(b) 180,000 191,069
4.90%, 2/6/2033 85,000 82,510
3.90%, 5/15/2035(b) 200,000 172,571
3.60%, 4/1/2040 500,000 386,803
5.38%, 7/15/2040 350,000 334,025
4.50%, 7/8/2044(b) 370,000 309,215
4.00%, 7/15/2046 500,000 384,306
4.00%, 11/15/2047 400,000 307,954
3.60%, 4/1/2050 700,000 500,191
6.90%, 11/9/2052 180,000 202,026
5.55%, 2/6/2053 130,000 125,885
3.85%, 4/1/2060 250,000 176,198
4.10%, 3/25/2061 300,000 221,372
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 47,947
1.00%, 9/15/2025 60,000 54,554
2.95%, 9/15/2029 90,000 79,563
1.75%, 2/15/2031(b) 245,000 194,347
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 482,173
1.95%, 7/15/2031(b) 35,000 28,881
2.70%, 7/15/2041 200,000 146,941
2.90%, 7/15/2051 290,000 203,870
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 114,805
VMware, Inc. ,
1.40%, 8/15/2026 300,000 264,912
4.70%, 5/15/2030 300,000 286,304
Workday, Inc. ,
3.50%, 4/1/2027(b) 50,000 47,392
3.70%, 4/1/2029 50,000 46,368
3.80%, 4/1/2032 70,000 63,019
12,367,273
Specialized REITs 0 .3%
American Tower Corp. ,
2.40%, 3/15/2025(b) 125,000 117,694
1.45%, 9/15/2026(b) 105,000 92,372
3.65%, 3/15/2027 35,000 32,765
1.50%, 1/31/2028(b) 300,000 251,684
5.50%, 3/15/2028 60,000 59,583
5.25%, 7/15/2028 40,000 39,526
3.95%, 3/15/2029 300,000 276,442
3.80%, 8/15/2029 300,000 273,685
2.90%, 1/15/2030 110,000 94,875
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
1.88%, 10/15/2030 165,000 130,192
2.30%, 9/15/2031 145,000 115,350
4.05%, 3/15/2032(b) 60,000 54,636
5.65%, 3/15/2033(b) 60,000 60,841
5.55%, 7/15/2033(b) 40,000 40,274
2.95%, 1/15/2051 200,000 126,119
Crown Castle, Inc. ,
3.70%, 6/15/2026(b) 60,000 56,994
1.05%, 7/15/2026 300,000 262,636
2.90%, 3/15/2027 40,000 36,602
3.65%, 9/1/2027(b) 750,000 700,998
5.00%, 1/11/2028(b) 65,000 63,789
3.80%, 2/15/2028(b) 150,000 139,807
4.80%, 9/1/2028(b) 35,000 33,951
3.10%, 11/15/2029 260,000 226,380
5.10%, 5/1/2033 35,000 34,394
2.90%, 4/1/2041(b) 200,000 140,239
4.75%, 5/15/2047 100,000 85,878
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 130,612
2.00%, 2/15/2031 50,000 39,098
2.50%, 2/15/2032(b) 175,000 138,464
EPR Properties ,
4.95%, 4/15/2028(b) 200,000 178,670
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 76,398
1.00%, 9/15/2025(b) 50,000 45,140
1.55%, 3/15/2028 100,000 83,592
2.00%, 5/15/2028 30,000 25,541
3.20%, 11/18/2029 105,000 92,182
2.50%, 5/15/2031 90,000 73,277
2.95%, 9/15/2051 100,000 63,402
3.40%, 2/15/2052 200,000 139,787
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 31,258
Life Storage LP ,
2.40%, 10/15/2031 90,000 71,299
Public Storage ,
1.50%, 11/9/2026 140,000 125,311
1.85%, 5/1/2028(b) 185,000 160,538
1.95%, 11/9/2028 135,000 115,745
2.30%, 5/1/2031(b) 160,000 133,028
2.25%, 11/9/2031(b) 100,000 81,668
Weyerhaeuser Co. ,
4.75%, 5/15/2026 60,000 58,936
7.38%, 3/15/2032 193,000 215,374
5,627,026
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 40,000 39,560
5.95%, 3/9/2028(b) 100,000 98,673
3.50%, 3/15/2032 55,000 43,980
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 36,656
2.40%, 8/1/2031 90,000 68,281
3.85%, 3/1/2032 30,000 25,451
AutoZone, Inc. ,
3.25%, 4/15/2025(b) 325,000 311,038

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc.,
4.50%, 2/1/2028(b) 145,000 141,275
4.00%, 4/15/2030(b) 100,000 92,855
4.75%, 8/1/2032(b) 40,000 38,602
4.75%, 2/1/2033(b) 150,000 143,698
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 100,691
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 34,718
Home Depot, Inc. (The) ,
2.70%, 4/15/2025 30,000 28,773
4.00%, 9/15/2025 30,000 29,417
2.50%, 4/15/2027(b) 200,000 185,515
2.88%, 4/15/2027(b) 45,000 42,287
2.80%, 9/14/2027(b) 750,000 697,839
0.90%, 3/15/2028 130,000 109,536
1.50%, 9/15/2028 100,000 85,587
3.90%, 12/6/2028 300,000 290,417
1.38%, 3/15/2031(b) 300,000 236,932
1.88%, 9/15/2031(b) 100,000 81,341
3.25%, 4/15/2032 200,000 179,669
4.50%, 9/15/2032(b) 90,000 88,959
5.88%, 12/16/2036 500,000 544,339
5.95%, 4/1/2041(b) 150,000 165,156
4.20%, 4/1/2043 150,000 134,039
4.40%, 3/15/2045(b) 600,000 546,595
3.35%, 4/15/2050 135,000 103,023
2.38%, 3/15/2051 200,000 123,912
2.75%, 9/15/2051 100,000 67,319
3.63%, 4/15/2052 140,000 111,627
4.95%, 9/15/2052(b) 25,000 24,830
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 387,785
4.00%, 4/15/2025(b) 500,000 486,751
4.40%, 9/8/2025 40,000 39,201
4.80%, 4/1/2026(b) 60,000 59,409
2.50%, 4/15/2026 300,000 280,573
3.35%, 4/1/2027 60,000 56,664
3.10%, 5/3/2027(b) 250,000 233,408
1.30%, 4/15/2028(b) 170,000 143,571
1.70%, 9/15/2028 80,000 67,808
6.50%, 3/15/2029 236,000 252,257
3.65%, 4/5/2029 400,000 370,642
1.70%, 10/15/2030 75,000 60,097
2.63%, 4/1/2031 300,000 253,315
3.75%, 4/1/2032(b) 245,000 221,743
5.00%, 4/15/2033(b) 60,000 59,350
5.15%, 7/1/2033 75,000 74,973
2.80%, 9/15/2041 60,000 42,435
4.05%, 5/3/2047 250,000 201,063
3.00%, 10/15/2050 345,000 226,123
4.25%, 4/1/2052 65,000 53,032
5.63%, 4/15/2053(b) 50,000 49,970
4.45%, 4/1/2062(b) 75,000 60,218
5.80%, 9/15/2062 60,000 59,339
5.85%, 4/1/2063 110,000 109,658
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 287,280
4.70%, 6/15/2032 100,000 96,318
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 461,279
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 43,557
5.25%, 5/15/2033 20,000 19,845
9,810,254
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
2.50%, 2/9/2025 595,000 571,338
1.13%, 5/11/2025(b) 140,000 130,436
0.55%, 8/20/2025(b) 500,000 456,725
0.70%, 2/8/2026 500,000 450,737
3.25%, 2/23/2026 230,000 221,497
2.45%, 8/4/2026(b) 625,000 585,064
3.35%, 2/9/2027(b) 500,000 480,127
3.20%, 5/11/2027(b) 300,000 286,290
1.20%, 2/8/2028 500,000 433,353
4.00%, 5/10/2028 60,000 59,025
1.40%, 8/5/2028(b) 350,000 302,100
3.25%, 8/8/2029 150,000 140,722
2.20%, 9/11/2029 235,000 206,182
4.15%, 5/10/2030(b) 60,000 59,051
1.65%, 5/11/2030(b) 300,000 252,568
1.25%, 8/20/2030(b) 500,000 405,946
1.65%, 2/8/2031(b) 250,000 207,228
1.70%, 8/5/2031 50,000 41,282
3.35%, 8/8/2032 150,000 139,884
4.30%, 5/10/2033(b) 60,000 59,676
3.85%, 5/4/2043 550,000 490,784
4.38%, 5/13/2045 355,000 337,126
4.65%, 2/23/2046 460,000 453,809
2.65%, 5/11/2050 300,000 208,834
2.40%, 8/20/2050 100,000 66,970
2.65%, 2/8/2051 400,000 276,298
2.70%, 8/5/2051(b) 50,000 34,827
3.95%, 8/8/2052(b) 120,000 105,762
4.85%, 5/10/2053(b) 60,000 61,486
2.55%, 8/20/2060 300,000 197,956
2.85%, 8/5/2061 50,000 34,028
4.10%, 8/8/2062 120,000 105,042
Dell International LLC ,
4.00%, 7/15/2024 200,000 196,657
6.02%, 6/15/2026 700,000 711,486
5.30%, 10/1/2029 300,000 297,813
5.75%, 2/1/2033 60,000 60,575
3.38%, 12/15/2041(f) 100,000 70,518
8.35%, 7/15/2046 99,000 121,405
3.45%, 12/15/2051(f) 150,000 100,599
Hewlett Packard Enterprise
Co. ,
4.90%, 10/15/2025(e) 400,000 395,025
5.25%, 7/1/2028 20,000 19,808
6.35%, 10/15/2045(b)(e) 150,000 156,308
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 139,085
4.75%, 1/15/2028 60,000 58,447
4.00%, 4/15/2029(b) 60,000 55,895
2.65%, 6/17/2031(b) 50,000 40,305
4.20%, 4/15/2032(b) 60,000 53,812

52 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
HP, Inc.,
5.50%, 1/15/2033 60,000 58,928
6.00%, 9/15/2041(b) 250,000 252,790
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 199,742
10,851,351
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 361,193
3.88%, 11/1/2045(b) 250,000 218,478
3.38%, 3/27/2050 200,000 162,015
741,686
Tobacco 0 .3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 156,559
4.80%, 2/14/2029 400,000 389,022
5.80%, 2/14/2039 400,000 391,530
4.50%, 5/2/2043 250,000 198,812
5.38%, 1/31/2044(b) 170,000 159,838
5.95%, 2/14/2049 500,000 474,675
3.70%, 2/4/2051 250,000 167,411
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 485,230
4.70%, 4/2/2027(b) 100,000 96,822
3.56%, 8/15/2027(b) 750,000 689,671
4.74%, 3/16/2032 70,000 63,823
4.39%, 8/15/2037 350,000 279,968
4.54%, 8/15/2047 460,000 338,500
4.76%, 9/6/2049 150,000 113,236
5.65%, 3/16/2052(b) 70,000 60,812
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 134,860
4.45%, 3/16/2028(b) 70,000 66,074
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 90,000 89,585
5.00%, 11/17/2025(b) 90,000 89,536
4.88%, 2/13/2026(b) 100,000 99,292
5.13%, 11/17/2027 90,000 90,276
4.88%, 2/15/2028 100,000 98,472
5.63%, 11/17/2029(b) 70,000 71,325
5.13%, 2/15/2030 100,000 98,874
5.75%, 11/17/2032 30,000 30,722
5.38%, 2/15/2033(b) 100,000 99,780
6.38%, 5/16/2038(b) 460,000 502,295
3.88%, 8/21/2042 250,000 197,675
4.25%, 11/10/2044 160,000 133,109
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 485,870
5.70%, 8/15/2035 120,000 112,780
5.85%, 8/15/2045 400,000 355,722
6,822,156
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 70,524
3.25%, 3/1/2025 1,000,000 952,018
3.75%, 6/1/2026(b) 250,000 236,253
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Air Lease Corp.,
1.88%, 8/15/2026(b) 80,000 71,046
5.30%, 2/1/2028(b) 50,000 49,063
2.10%, 9/1/2028 100,000 83,064
3.25%, 10/1/2029(b) 250,000 216,257
GATX Corp. ,
3.25%, 9/15/2026 50,000 46,137
4.00%, 6/30/2030(b) 100,000 91,219
4.90%, 3/15/2033(b) 145,000 137,469
5.45%, 9/15/2033 100,000 98,389
3.10%, 6/1/2051 90,000 57,188
WW Grainger, Inc. ,
3.75%, 5/15/2046(b) 250,000 201,810
2,310,437
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 58,091
4.30%, 9/1/2045 500,000 429,996
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 139,001
5.30%, 5/1/2052 40,000 37,700
664,788
Wireless Telecommunication Services 0 .4%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 191,908
6.13%, 3/30/2040 350,000 372,390
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 75,932
3.63%, 12/15/2025 200,000 189,219
3.20%, 3/15/2027(f) 60,000 55,782
3.80%, 3/15/2032(f) 70,000 61,189
4.50%, 3/15/2042(f) 70,000 58,107
4.50%, 3/15/2043(b) 100,000 83,044
5.00%, 3/15/2044(b) 80,000 70,343
4.35%, 5/1/2049 300,000 236,941
3.70%, 11/15/2049(b) 400,000 283,235
4.55%, 3/15/2052(b)(f) 80,000 64,338
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 480,718
2.25%, 2/15/2026 300,000 275,657
3.75%, 4/15/2027(b) 500,000 473,303
2.05%, 2/15/2028 100,000 86,709
4.95%, 3/15/2028(b) 85,000 83,645
4.80%, 7/15/2028(b) 80,000 78,347
3.38%, 4/15/2029 500,000 451,524
3.88%, 4/15/2030 1,000,000 921,269
2.55%, 2/15/2031(b) 500,000 415,605
2.70%, 3/15/2032(b) 80,000 66,082
5.05%, 7/15/2033 245,000 240,565
4.38%, 4/15/2040 250,000 220,773
3.00%, 2/15/2041 200,000 146,222
4.50%, 4/15/2050(b) 150,000 128,707
3.30%, 2/15/2051 300,000 210,447
3.40%, 10/15/2052(b) 200,000 142,731
5.65%, 1/15/2053 200,000 203,080
5.75%, 1/15/2054 80,000 82,619
5.80%, 9/15/2062(b) 200,000 203,210

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 487,856
7.88%, 2/15/2030(b) 206,000 236,505
4.38%, 2/19/2043 500,000 419,891
4.88%, 6/19/2049 300,000 265,715
4.25%, 9/17/2050 40,000 32,114
5.63%, 2/10/2053(b) 100,000 98,033
5.75%, 2/10/2063(b) 100,000 96,696
8,290,451
Total Corporate Bonds
(cost $626,636,675)
565,395,253
Foreign Government Securities 1 .4%
CANADA 0.2%
Canada Government Bond,
3.75%, 4/26/2028 1,300,000 1,272,211
Export Development Canada,
3.88%, 2/14/2028 500,000 490,945
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 474,591
Province of Ontario,
2.50%, 4/27/2026 600,000 564,197
2.00%, 10/2/2029(b) 1,000,000 872,255
Province of Quebec,
0.60%, 7/23/2025 450,000 411,746
3.63%, 4/13/2028 500,000 482,015
7.50%, 9/15/2029(b) 578,000 672,535
5,240,495
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 726,388
3.24%, 2/6/2028 500,000 469,239
2.45%, 1/31/2031 500,000 430,751
2.55%, 1/27/2032(b) 500,000 426,880
3.10%, 5/7/2041(b) 400,000 299,793
3.63%, 10/30/2042 400,000 322,931
3.25%, 9/21/2071 200,000 129,502
2,805,484
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 112,502
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 193,631
3.50%, 1/11/2028(b) 500,000 471,080
4.10%, 4/24/2028 1,000,000 964,055
2.85%, 2/14/2030 500,000 443,750
4.65%, 9/20/2032 200,000 195,672
5.35%, 2/11/2049(b) 200,000 202,073
4.20%, 10/15/2050 200,000 170,048
5.65%, 1/11/2053 200,000 208,806
4.45%, 4/15/2070 200,000 170,055
3,019,170
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028(b) 200,000 186,744
3.38%, 1/15/2050(b) 200,000 149,920
3.88%, 7/3/2050(b) 200,000 163,736
4.50%, 4/3/2120 200,000 160,850
661,250
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 489,266
4.00%, 10/17/2049(b) 400,000 308,252
797,518
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 466,696
1.88%, 7/21/2026(b) 500,000 456,180
2.88%, 7/21/2027 500,000 465,779
1.88%, 4/15/2031 800,000 660,807
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 435,133
2,484,595
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 195,783
3.75%, 1/11/2028 1,000,000 950,870
2.66%, 5/24/2031(b) 700,000 581,913
4.88%, 5/19/2033(b) 200,000 190,812
6.75%, 9/27/2034 996,000 1,083,138
6.35%, 2/9/2035 200,000 210,258
6.05%, 1/11/2040 400,000 404,416
4.75%, 3/8/2044 400,000 341,622
5.55%, 1/21/2045 300,000 285,182
4.60%, 1/23/2046 347,000 287,883
4.35%, 1/15/2047(b) 300,000 239,316
4.40%, 2/12/2052 200,000 157,435
6.34%, 5/4/2053 550,000 560,262
3.77%, 5/24/2061 200,000 135,734
5,624,624
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 189,323
2.25%, 9/29/2032(b) 200,000 152,633
6.70%, 1/26/2036 250,000 267,240
4.30%, 4/29/2053 500,000 371,182
6.85%, 3/28/2054 200,000 207,949
4.50%, 4/1/2056 400,000 299,690
3.87%, 7/23/2060 200,000 132,215
1,620,232
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 175,000 170,000
2.78%, 1/23/2031 500,000 427,430

54 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
8.75%, 11/21/2033(b) 300,000 379,731
3.00%, 1/15/2034(b) 200,000 166,000
3.30%, 3/11/2041(b) 200,000 153,932
5.63%, 11/18/2050(b) 300,000 308,973
3.60%, 1/15/2072 150,000 101,889
1,707,955
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 626,402
2.46%, 5/5/2030 500,000 431,555
7.75%, 1/14/2031(b) 200,000 234,205
6.38%, 10/23/2034 500,000 556,789
3.70%, 2/2/2042 600,000 489,844
3.20%, 7/6/2046(b) 400,000 294,122
5.50%, 1/17/2048 200,000 204,717
2,837,634
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 196,192
5.50%, 4/4/2053 200,000 201,121
397,313
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 912,204
5.13%, 1/11/2033 200,000 204,390
Republic of Korea,
5.63%, 11/3/2025 300,000 301,013
4.13%, 6/10/2044 250,000 234,649
1,652,256
SWEDEN 0.1%
Svensk Exportkredit AB,
4.38%, 2/13/2026 500,000 494,121
4.13%, 6/14/2028 500,000 493,807
987,928
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,240,289
5.10%, 6/18/2050(b) 700,000 696,257
1,936,546
Total Foreign Government Securities
(cost $34,957,269)
31,885,502
Mortgage-Backed Securities 26 .7%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 2,984 2,954
Pool# J09912
4.00%, 6/1/2024 20,838 20,353
Pool# C00351
8.00%, 7/1/2024 31 31
Pool# D60780
8.00%, 6/1/2025 233 232
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 10,803 10,709
Pool# E02746
3.50%, 11/1/2025 34,577 33,780
Pool# J13883
3.50%, 12/1/2025 76,664 74,897
Pool# J14732
4.00%, 3/1/2026 44,733 43,703
Pool# E02896
3.50%, 5/1/2026 38,083 37,163
Pool# J18127
3.00%, 3/1/2027 62,745 60,380
Pool# J18702
3.00%, 3/1/2027 54,299 52,323
Pool# J19106
3.00%, 5/1/2027 23,675 22,790
Pool# J20471
3.00%, 9/1/2027 104,181 100,059
Pool# D82854
7.00%, 10/1/2027 2 2
Pool# G14609
3.00%, 11/1/2027 169,647 162,711
Pool# C00566
7.50%, 12/1/2027 296 299
Pool# G15100
2.50%, 7/1/2028 78,077 74,016
Pool# C18271
7.00%, 11/1/2028 1,075 1,077
Pool# C00678
7.00%, 11/1/2028 276 279
Pool# C00836
7.00%, 7/1/2029 239 243
Pool# C31285
7.00%, 9/1/2029 432 433
Pool# G18536
2.50%, 1/1/2030 1,151,225 1,077,765
Pool# C37436
8.00%, 1/1/2030 734 760
Pool# C36429
7.00%, 2/1/2030 467 463
Pool# C36306
7.00%, 2/1/2030 311 307
Pool# C00921
7.50%, 2/1/2030 496 511
Pool# G01108
7.00%, 4/1/2030 176 180
Pool# C37703
7.50%, 4/1/2030 295 295
Pool# G18552
3.00%, 5/1/2030 421,649 402,216
Pool# U49055
3.00%, 6/1/2030 44,265 41,682
Pool# J32243
3.00%, 7/1/2030 347,319 330,637
Pool# J32257
3.00%, 7/1/2030 64,462 61,490
Pool# J32255
3.00%, 7/1/2030 64,023 61,067
Pool# C41561
8.00%, 8/1/2030 1,495 1,499

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01051
8.00%, 9/1/2030 786 817
Pool# C43550
7.00%, 10/1/2030 1,077 1,067
Pool# C44017
7.50%, 10/1/2030 348 347
Pool# C43967
8.00%, 10/1/2030 610 609
Pool# C44957
8.00%, 11/1/2030 678 678
Pool# J33361
3.00%, 12/1/2030 161,441 153,980
Pool# G18578
3.00%, 12/1/2030 145,136 138,074
Pool# J33315
3.00%, 12/1/2030 65,112 62,103
Pool# C01103
7.50%, 12/1/2030 373 391
Pool# C46932
7.50%, 1/1/2031 511 511
Pool# G18587
3.00%, 2/1/2031 105,885 99,695
Pool# G18592
3.00%, 3/1/2031 116,318 109,628
Pool# C48206
7.50%, 3/1/2031 1,356 1,353
Pool# C91366
4.50%, 4/1/2031 37,517 36,863
Pool# G18601
3.00%, 5/1/2031 68,197 64,271
Pool# G18605
3.00%, 6/1/2031 39,853 37,561
Pool# J34627
3.00%, 6/1/2031 10,774 10,153
Pool# C91377
4.50%, 6/1/2031 19,723 19,379
Pool# C53324
7.00%, 6/1/2031 1,248 1,242
Pool# J35107
2.50%, 8/1/2031 77,182 71,487
Pool# G01309
7.00%, 8/1/2031 448 456
Pool# G01311
7.00%, 9/1/2031 3,570 3,642
Pool# C01222
7.00%, 9/1/2031 521 539
Pool# G01315
7.00%, 9/1/2031 131 135
Pool# J35522
2.50%, 10/1/2031 263,460 244,454
Pool# C60012
7.00%, 11/1/2031 521 516
Pool# C61298
8.00%, 11/1/2031 1,937 1,937
Pool# J35957
2.50%, 12/1/2031 386,042 358,183
Pool# C61105
7.00%, 12/1/2031 4,234 4,223
Pool# C63171
7.00%, 1/1/2032 3,060 3,094
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V61548
2.50%, 2/1/2032 377,369 350,109
Pool# D99004
3.50%, 3/1/2032 66,408 63,904
Pool# G30577
3.50%, 4/1/2032 145,033 137,792
Pool# G01391
7.00%, 4/1/2032 6,475 6,726
Pool# C01345
7.00%, 4/1/2032 2,402 2,487
Pool# C01370
8.00%, 4/1/2032 589 605
Pool# C01381
8.00%, 5/1/2032 7,730 8,003
Pool# C68290
7.00%, 6/1/2032 1,924 1,926
Pool# C68300
7.00%, 6/1/2032 727 720
Pool# D99266
3.50%, 7/1/2032 108,974 103,533
Pool# G01449
7.00%, 7/1/2032 4,111 4,262
Pool# C69908
7.00%, 8/1/2032 19,620 19,805
Pool# C91558
3.50%, 9/1/2032 21,949 20,986
Pool# G16407
2.50%, 1/1/2033 197,683 182,934
Pool# G16408
2.50%, 1/1/2033 140,994 130,461
Pool# G01536
7.00%, 3/1/2033 6,692 6,894
Pool# C01528
5.00%, 4/1/2033 31,215 31,450
Pool# G30646
3.00%, 5/1/2033 137,041 128,306
Pool# G30642
3.00%, 5/1/2033 71,485 66,927
Pool# K90535
3.00%, 5/1/2033 31,088 29,106
Pool# G18693
4.00%, 5/1/2033 42,798 41,688
Pool# G18696
3.50%, 7/1/2033 11,980 11,492
Pool# A16419
6.50%, 11/1/2033 12,740 13,080
Pool# A21356
6.50%, 4/1/2034 39,725 41,021
Pool# C01851
6.50%, 4/1/2034 15,765 16,258
Pool# A24301
6.50%, 5/1/2034 24,043 24,585
Pool# A22067
6.50%, 5/1/2034 12,107 12,625
Pool# G18737
3.50%, 6/1/2034 78,176 74,794
Pool# A24988
6.50%, 7/1/2034 9,544 9,757
Pool# G01741
6.50%, 10/1/2034 5,400 5,578

56 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08023
6.50%, 11/1/2034 11,382 11,971
Pool# G01947
7.00%, 5/1/2035 5,482 5,627
Pool# G08073
5.50%, 8/1/2035 49,597 50,894
Pool# A37135
5.50%, 9/1/2035 88,058 89,705
Pool# A47368
5.00%, 10/1/2035 67,255 67,631
Pool# A38531
5.50%, 10/1/2035 118,704 122,031
Pool# A38255
5.50%, 10/1/2035 89,787 92,136
Pool# G08088
6.50%, 10/1/2035 45,834 48,036
Pool# A39759
5.50%, 11/1/2035 3,852 3,923
Pool# A40376
5.50%, 12/1/2035 2,368 2,395
Pool# A42305
5.50%, 1/1/2036 7,315 7,406
Pool# A41548
7.00%, 1/1/2036 5,956 5,881
Pool# G08111
5.50%, 2/1/2036 66,594 68,392
Pool# A43886
5.50%, 3/1/2036 221,510 222,750
Pool# A43885
5.50%, 3/1/2036 157,753 158,346
Pool# A43884
5.50%, 3/1/2036 60,469 60,281
Pool# A48378
5.50%, 3/1/2036 59,379 59,170
Pool# A43861
5.50%, 3/1/2036 30,736 30,682
Pool# G08116
5.50%, 3/1/2036 15,171 15,596
Pool# A48735
5.50%, 5/1/2036 6,322 6,302
Pool# A53039
6.50%, 10/1/2036 40,882 41,837
Pool# G05254
5.00%, 1/1/2037 48,223 48,623
Pool# G04331
5.00%, 2/1/2037 48,499 48,901
Pool# G05941
6.00%, 2/1/2037 244,638 254,271
Pool# G03620
6.50%, 10/1/2037 1,676 1,771
Pool# G03721
6.00%, 12/1/2037 21,868 22,688
Pool# G03969
6.00%, 2/1/2038 24,554 25,423
Pool# C91982
3.50%, 3/1/2038 82,441 78,098
Pool# G04913
5.00%, 3/1/2038 85,476 86,186
Pool# G05299
4.50%, 6/1/2038 78,152 77,076
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04581
6.50%, 8/1/2038 43,657 44,969
Pool# C92013
3.50%, 9/1/2038 201,790 191,046
Pool# A81674
6.00%, 9/1/2038 163,715 167,779
Pool# G05459
5.50%, 5/1/2039 618,868 634,093
Pool# G05535
4.50%, 7/1/2039 233,184 230,540
Pool# A89500
4.50%, 10/1/2039 23,897 23,626
Pool# A91165
5.00%, 2/1/2040 942,156 950,011
Pool# G60342
4.50%, 5/1/2042 232,215 229,584
Pool# G60195
4.00%, 6/1/2042 301,224 289,950
Pool# Q08977
4.00%, 6/1/2042 61,436 59,136
Pool# Q09824
4.00%, 8/1/2042 39,223 37,766
Pool# Q11087
4.00%, 9/1/2042 46,665 44,629
Pool# G07158
3.50%, 10/1/2042 167,109 156,590
Pool# G07163
3.50%, 10/1/2042 144,791 135,718
Pool# Q11532
3.50%, 10/1/2042 114,023 106,845
Pool# Q12051
3.50%, 10/1/2042 90,119 84,472
Pool# Q12052
3.50%, 10/1/2042 38,411 36,004
Pool# C09020
3.50%, 11/1/2042 266,043 249,295
Pool# G07264
3.50%, 12/1/2042 239,152 223,893
Pool# Q14292
3.50%, 1/1/2043 66,805 62,599
Pool# Q15884
3.00%, 2/1/2043 364,252 329,203
Pool# Q16470
3.00%, 3/1/2043 769,819 695,751
Pool# V80002
2.50%, 4/1/2043 305,925 264,424
Pool# Q16915
3.00%, 4/1/2043 276,547 249,939
Pool# Q17675
3.50%, 4/1/2043 288,320 270,246
Pool# Q18523
3.50%, 5/1/2043 292,045 272,986
Pool# Q18751
3.50%, 6/1/2043 385,036 360,019
Pool# G07410
3.50%, 7/1/2043 122,797 115,099
Pool# Q20332
3.50%, 7/1/2043 41,822 39,093
Pool# G07459
3.50%, 8/1/2043 345,889 323,515

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60038
3.50%, 1/1/2044 731,693 685,620
Pool# Q26869
4.00%, 6/1/2044 331,909 318,554
Pool# G07946
4.00%, 7/1/2044 11,132 10,687
Pool# Q28607
3.50%, 9/1/2044 133,134 124,316
Pool# G61231
3.50%, 9/1/2044 35,431 33,150
Pool# G08609
3.50%, 10/1/2044 113,803 106,103
Pool# Q30833
4.00%, 1/1/2045 16,381 15,678
Pool# G60400
4.50%, 1/1/2045 91,562 89,956
Pool# G07925
4.00%, 2/1/2045 30,060 28,832
Pool# Q34165
4.00%, 6/1/2045 194,536 186,408
Pool# V81873
4.00%, 8/1/2045 110,071 105,323
Pool# G08669
4.00%, 9/1/2045 172,101 164,625
Pool# V82126
3.50%, 12/1/2045 105,781 98,491
Pool# Q38199
3.50%, 1/1/2046 5,481 5,100
Pool# Q38357
4.00%, 1/1/2046 43,062 41,178
Pool# G61365
4.50%, 1/1/2046 33,895 33,301
Pool# G08697
3.00%, 3/1/2046 494,187 444,769
Pool# Q39364
3.50%, 3/1/2046 78,917 73,478
Pool# Q39434
3.50%, 3/1/2046 64,438 60,073
Pool# Q39440
4.00%, 3/1/2046 26,864 25,675
Pool# G08704
4.50%, 4/1/2046 17,218 16,916
Pool# Q40097
4.50%, 4/1/2046 2,892 2,837
Pool# G60582
3.50%, 5/1/2046 196,339 182,809
Pool# Q40718
3.50%, 5/1/2046 65,834 61,297
Pool# G08707
4.00%, 5/1/2046 79,661 76,126
Pool# G08708
4.50%, 5/1/2046 11,240 11,043
Pool# Q40728
4.50%, 5/1/2046 968 941
Pool# Q41548
3.00%, 7/1/2046 72,701 65,521
Pool# Q41903
3.50%, 7/1/2046 91,951 85,614
Pool# Q41491
3.50%, 7/1/2046 9,469 8,777
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41407
3.50%, 7/1/2046 2,607 2,409
Pool# G61791
4.00%, 7/1/2046 72,886 69,797
Pool# Q41947
4.50%, 7/1/2046 3,768 3,696
Pool# G08715
3.00%, 8/1/2046 497,812 446,179
Pool# Q42596
3.50%, 8/1/2046 79,538 74,291
Pool# Q42203
3.50%, 8/1/2046 20,094 18,743
Pool# G61237
3.50%, 8/1/2046 14,897 13,946
Pool# Q42393
3.50%, 8/1/2046 11,980 11,090
Pool# Q42680
4.00%, 8/1/2046 2,538 2,439
Pool# G08720
4.50%, 8/1/2046 9,601 9,433
Pool# G61323
3.00%, 9/1/2046 471,589 426,232
Pool# G08721
3.00%, 9/1/2046 273,473 245,066
Pool# V82617
3.50%, 9/1/2046 179,474 166,571
Pool# G08722
3.50%, 9/1/2046 53,971 50,323
Pool# G60733
4.50%, 9/1/2046 102,965 101,160
Pool# G60722
3.00%, 10/1/2046 798,313 715,513
Pool# Q44035
3.00%, 10/1/2046 388,877 348,391
Pool# G61815
4.00%, 10/1/2046 31,734 30,359
Pool# G61257
3.00%, 11/1/2046 752,684 673,131
Pool# Q44452
3.00%, 11/1/2046 173,380 155,163
Pool# G08732
3.00%, 11/1/2046 49,455 44,198
Pool# Q44473
3.50%, 11/1/2046 20,752 19,174
Pool# Q44223
3.50%, 11/1/2046 13,143 12,143
Pool# G08734
4.00%, 11/1/2046 238,791 228,071
Pool# G08737
3.00%, 12/1/2046 1,649,045 1,477,233
Pool# G60989
3.00%, 12/1/2046 285,785 256,136
Pool# Q45878
3.00%, 12/1/2046 60,549 54,164
Pool# G08738
3.50%, 12/1/2046 1,047,748 971,179
Pool# Q45024
3.50%, 12/1/2046 76,907 71,332
Pool# G08741
3.00%, 1/1/2047 452,766 405,593

58 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08747
3.00%, 2/1/2047 857,422 767,999
Pool# G08748
3.50%, 2/1/2047 217,418 201,402
Pool# G08749
4.00%, 2/1/2047 364,893 348,363
Pool# G61890
4.00%, 2/1/2047 25,199 24,074
Pool# G08751
3.50%, 3/1/2047 324,542 300,635
Pool# Q47592
3.50%, 4/1/2047 55,634 51,437
Pool# Q47484
3.50%, 4/1/2047 12,805 11,923
Pool# G60988
3.00%, 5/1/2047 983,056 881,680
Pool# Q48098
3.50%, 5/1/2047 40,946 38,124
Pool# Q48237
4.50%, 5/1/2047 68,405 67,205
Pool# G61390
3.00%, 6/1/2047 742,750 665,345
Pool# Q48414
4.50%, 6/1/2047 45,889 44,617
Pool# Q48365
4.50%, 6/1/2047 15,208 14,941
Pool# G08770
3.50%, 7/1/2047 624,212 578,830
Pool# V83270
3.50%, 7/1/2047 133,860 123,681
Pool# G61339
3.00%, 8/1/2047 146,284 131,073
Pool# G08774
3.50%, 8/1/2047 68,346 63,149
Pool# Q49917
3.50%, 8/1/2047 50,316 46,490
Pool# Q53085
3.00%, 9/1/2047 158,781 143,409
Pool# G61295
3.50%, 9/1/2047 345,201 321,559
Pool# G08779
3.50%, 9/1/2047 186,590 171,037
Pool# G61622
3.00%, 10/1/2047 363,787 326,016
Pool# G08785
4.00%, 10/1/2047 21,406 20,279
Pool# Q52075
4.00%, 11/1/2047 127,728 122,274
Pool# V83598
3.50%, 12/1/2047 55,556 51,331
Pool# G67707
3.50%, 1/1/2048 408,012 380,650
Pool# V83909
4.00%, 1/1/2048 151,408 145,016
Pool# G61311
3.50%, 2/1/2048 380,706 351,753
Pool# T65458
3.50%, 2/1/2048 69,120 62,383
Pool# Q54460
4.00%, 2/1/2048 114,720 110,340
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08801
4.00%, 2/1/2048 114,593 109,378
Pool# G61298
4.00%, 2/1/2048 54,542 52,129
Pool# Q54727
3.50%, 3/1/2048 158,323 146,282
Pool# Q55401
5.00%, 4/1/2048 31,965 31,838
Pool# V84237
3.50%, 5/1/2048 257,279 237,710
Pool# G08813
3.50%, 5/1/2048 28,428 26,254
Pool# G08820
4.50%, 5/1/2048 215,005 211,169
Pool# G08821
5.00%, 5/1/2048 8,629 8,602
Pool# G67712
4.00%, 6/1/2048 112,077 107,602
Pool# G67713
4.00%, 6/1/2048 91,540 87,591
Pool# G08817
4.00%, 6/1/2048 33,661 32,056
Pool# G08818
4.50%, 6/1/2048 116,025 113,955
Pool# Q56473
4.50%, 6/1/2048 29,189 28,652
Pool# Q56472
4.50%, 6/1/2048 25,274 24,922
Pool# G08827
4.50%, 7/1/2048 77,843 76,283
Pool# Q57401
4.50%, 7/1/2048 34,712 34,081
Pool# Q57402
4.50%, 7/1/2048 9,891 9,753
Pool# G08833
5.00%, 7/1/2048 3,438 3,429
Pool# G08831
4.00%, 8/1/2048 91,835 87,656
Pool# G08836
4.00%, 9/1/2048 369,986 353,150
Pool# G67716
4.50%, 10/1/2048 63,468 62,371
Pool# G08843
4.50%, 10/1/2048 27,735 27,188
Pool# V85044
4.00%, 12/1/2048 108,742 103,794
Pool# V85082
4.50%, 12/1/2048 20,694 20,282
Pool# G61846
4.00%, 1/1/2049 1,970 1,881
Pool# V85139
4.50%, 1/1/2049 25,094 24,595
FHLMC Non Gold Pool
Pool# 1B8478
4.44%, 7/1/2041(a) 27,730 27,687
Pool# 2B0108
4.15%, 1/1/2042(a) 4,694 4,580
Pool# 2B1381
5.24%, 6/1/2043(a) 453 442

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 33,676 32,865
Pool# ZS7757
3.00%, 3/1/2030 279,823 266,639
Pool# SB0383
2.50%, 4/1/2032 644,611 597,372
Pool# ZS8701
3.50%, 6/1/2033 43,111 41,307
Pool# SB0218
3.00%, 10/1/2033 75,578 71,135
Pool# SB0366
3.50%, 2/1/2034 105,092 100,692
Pool# QN0248
3.00%, 7/1/2034 39,440 36,940
Pool# SB0095
3.50%, 7/1/2034 73,385 71,013
Pool# SB0069
3.00%, 9/1/2034 137,004 128,315
Pool# SB8021
3.00%, 12/1/2034 267,893 250,873
Pool# SB8500
2.50%, 7/1/2035 685,077 627,078
Pool# SB8505
2.50%, 10/1/2035 1,999,502 1,825,894
Pool# SB8506
2.00%, 2/1/2036 1,741,832 1,553,234
Pool# SB8508
2.00%, 2/1/2036 1,242,743 1,108,147
Pool# RC1826
2.00%, 2/1/2036 361,799 320,810
Pool# SB8092
1.50%, 3/1/2036 412,013 355,592
Pool# RC1887
2.00%, 3/1/2036 679,371 602,415
Pool# RC2049
2.00%, 6/1/2036 1,618,569 1,435,212
Pool# RC2045
2.00%, 6/1/2036 494,618 438,593
Pool# SB8112
2.50%, 7/1/2036 281,240 256,524
Pool# QN7405
2.00%, 8/1/2036 205,148 181,925
Pool# SB8119
2.00%, 9/1/2036 922,204 817,704
Pool# SB8140
1.50%, 2/1/2037 601,324 518,937
Pool# SB8144
1.50%, 3/1/2037 1,252,832 1,080,873
Pool# QN9700
1.50%, 3/1/2037 400,249 345,313
Pool# SB8148
2.00%, 4/1/2037 2,761,720 2,448,279
Pool# SB8154
2.50%, 5/1/2037 190,224 173,213
Pool# QA2237
3.00%, 7/1/2046 964,319 869,867
Pool# QA2226
3.00%, 7/1/2046 562,901 508,116
Pool# ZS4693
3.00%, 12/1/2046 754,223 674,846
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZM2339
3.50%, 1/1/2047 158,782 146,820
Pool# ZS4746
3.00%, 12/1/2047 371,529 331,903
Pool# ZA5785
4.50%, 10/1/2048 157,262 154,058
Pool# ZT1321
4.50%, 11/1/2048 196,504 192,409
Pool# ZA6139
4.50%, 12/1/2048 61,267 59,867
Pool# SD0295
3.00%, 2/1/2049 1,774,684 1,597,600
Pool# ZA6536
4.00%, 3/1/2049 72,156 68,756
Pool# ZA6380
4.00%, 3/1/2049 70,744 67,454
Pool# ZT1858
4.50%, 4/1/2049 36,221 35,499
Pool# QA8965
3.00%, 4/1/2050 535,531 475,085
Pool# RA2579
3.00%, 5/1/2050 255,037 226,092
Pool# RA3022
2.50%, 6/1/2050 580,715 495,494
Pool# SD7521
2.50%, 7/1/2050 851,204 732,462
Pool# RA3174
3.00%, 7/1/2050 529,964 472,442
Pool# SD8074
3.00%, 7/1/2050 245,386 217,766
Pool# SD7523
2.50%, 8/1/2050 222,654 191,430
Pool# RA3382
3.00%, 8/1/2050 528,406 467,943
Pool# SD0500
3.00%, 8/1/2050 39,536 35,305
Pool# SD0514
2.00%, 10/1/2050 823,882 677,724
Pool# RA3723
2.00%, 10/1/2050 265,961 218,708
Pool# RA3935
2.50%, 11/1/2050 2,511,083 2,144,125
Pool# RA3932
2.50%, 11/1/2050 1,478,695 1,269,937
Pool# RA3934
2.50%, 11/1/2050 740,615 631,924
Pool# RA3987
2.50%, 11/1/2050 321,614 274,615
Pool# RA4071
2.50%, 12/1/2050 862,956 736,311
Pool# RA4216
2.50%, 12/1/2050 795,005 677,150
Pool# RA4411
2.50%, 1/1/2051 1,831,003 1,563,358
Pool# RA4351
2.50%, 1/1/2051 973,251 830,118
Pool# RA4410
2.50%, 1/1/2051 660,119 563,217
Pool# RA4652
2.00%, 2/1/2051 3,062,122 2,513,549

60 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4493
2.00%, 2/1/2051 1,445,126 1,184,068
Pool# QB9104
2.00%, 2/1/2051 766,475 629,487
Pool# RA4737
2.00%, 3/1/2051 2,791,352 2,292,457
Pool# RA4718
2.00%, 3/1/2051 1,220,761 1,002,064
Pool# SD7537
2.00%, 3/1/2051 651,338 535,197
Pool# SD8139
1.50%, 4/1/2051 926,374 716,428
Pool# SD8140
2.00%, 4/1/2051 5,206,091 4,262,980
Pool# SD8145
1.50%, 5/1/2051 1,835,345 1,421,667
Pool# SD8146
2.00%, 5/1/2051 9,411,641 7,717,802
Pool# QC2070
2.00%, 5/1/2051 128,484 105,626
Pool# SD0593
3.00%, 5/1/2051 1,864,933 1,670,153
Pool# RA5436
2.00%, 6/1/2051 391,413 320,318
Pool# RA5373
2.00%, 6/1/2051 328,197 269,712
Pool# SD8154
1.50%, 7/1/2051 1,856,316 1,437,628
Pool# RA5398
2.00%, 7/1/2051 1,111,055 913,061
Pool# QC5128
2.00%, 8/1/2051 315,149 258,233
Pool# SD8166
2.00%, 9/1/2051 1,851,313 1,511,611
Pool# RA6140
2.00%, 10/1/2051 1,314,242 1,073,693
Pool# RA6085
2.00%, 10/1/2051 783,798 643,743
Pool# RA6091
2.00%, 10/1/2051 756,811 620,758
Pool# RA6503
2.00%, 12/1/2051 9,067,346 7,408,417
Pool# RA6624
2.00%, 1/1/2052 5,864,632 4,791,265
Pool# SD0856
2.00%, 1/1/2052 1,452,843 1,186,057
Pool# SD8211
2.00%, 5/1/2052 18,638,453 15,202,150
Pool# RA7543
4.00%, 6/1/2052 212,688 199,732
Pool# SD8224
2.50%, 7/1/2052 2,887,231 2,449,758
Pool# RA7664
4.00%, 7/1/2052 483,257 453,669
Pool# SD1488
4.00%, 8/1/2052 544,220 510,905
Pool# SD1424
4.00%, 8/1/2052 464,583 436,305
Pool# SD1501
4.00%, 8/1/2052 263,566 247,523
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7920
4.00%, 9/1/2052 557,116 522,920
Pool# SD2215
4.00%, 10/1/2052 584,706 552,179
Pool# RA8406
5.00%, 1/1/2053 725,442 711,575
Pool# RA8411
5.50%, 1/1/2053 196,038 197,655
Pool# SD7560
4.00%, 2/1/2053 979,638 929,901
Pool# RA8791
5.00%, 4/1/2053 487,718 478,408
Pool# RA8794
5.50%, 4/1/2053 999,739 1,004,596
Pool# SD2661
5.50%, 4/1/2053 687,126 685,073
Pool# RA9090
5.50%, 5/1/2053 992,556 990,486
Pool# SD2890
5.50%, 5/1/2053 393,132 395,042
Pool# SD2905
5.50%, 5/1/2053 248,196 247,502
Pool# RA9162
5.50%, 6/1/2053 499,591 499,705
Pool# SD3085
5.50%, 6/1/2053 237,262 237,380
FNMA Pool
Pool# AC9890
4.68%, 4/1/2040(a) 174,499 169,638
Pool# AC9895
5.06%, 4/1/2040(a) 354,927 345,236
Pool# AJ1249
4.07%, 9/1/2041(a) 59,919 60,593
Pool# AK0714
4.24%, 2/1/2042(a) 9,570 9,353
Pool# AT4250
5.41%, 6/1/2043(a) 16,276 16,115
Pool# BF0203
3.00%, 2/1/2047 455,324 408,981
Pool# BF0206
4.00%, 2/1/2047 264,383 250,334
Pool# BF0200
3.50%, 11/1/2051 184,189 170,157
Pool# BF0171
4.00%, 1/1/2057 157,582 148,184
Pool# BF0184
4.00%, 2/1/2057 180,763 169,982
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 4,954 4,870
Pool# 934863
4.00%, 6/1/2024 14,628 14,374
Pool# AC1374
4.00%, 8/1/2024 8,734 8,619
Pool# AC1529
4.50%, 9/1/2024 29,515 29,031
Pool# AD0244
4.50%, 10/1/2024 4,078 4,026
Pool# AD4089
4.50%, 5/1/2025 58,263 57,504

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 890216
4.50%, 7/1/2025 10,124 9,993
Pool# AB1609
4.00%, 10/1/2025 30,050 29,328
Pool# AH1361
3.50%, 12/1/2025 28,336 27,638
Pool# AH1518
3.50%, 12/1/2025 14,127 13,777
Pool# AH5616
3.50%, 2/1/2026 82,909 80,811
Pool# AL0298
4.00%, 5/1/2026 77,197 75,326
Pool# AB4277
3.00%, 1/1/2027 147,489 142,048
Pool# AL1391
3.50%, 1/1/2027 2,183 2,115
Pool# AP4746
3.00%, 8/1/2027 40,556 38,955
Pool# AP7855
3.00%, 9/1/2027 246,022 235,893
Pool# AP4640
3.00%, 9/1/2027 29,380 28,187
Pool# AQ5096
3.00%, 11/1/2027 60,217 57,739
Pool# AB6887
3.00%, 11/1/2027 50,053 47,935
Pool# AQ4532
3.00%, 11/1/2027 41,588 39,858
Pool# AQ3758
3.00%, 11/1/2027 30,437 29,146
Pool# AB6886
3.00%, 11/1/2027 25,474 24,426
Pool# AQ7406
3.00%, 11/1/2027 22,683 21,776
Pool# AQ2884
3.00%, 12/1/2027 23,058 22,047
Pool# AS0487
2.50%, 9/1/2028 131,768 124,472
Pool# 930998
4.50%, 4/1/2029 2,772 2,721
Pool# BM1507
2.50%, 12/1/2029 73,398 69,732
Pool# AL8077
3.50%, 12/1/2029 9,109 8,729
Pool# BM4299
3.00%, 3/1/2030 274,275 264,154
Pool# AS4874
3.00%, 4/1/2030 200,395 190,917
Pool# AS5412
2.50%, 7/1/2030 78,182 72,655
Pool# AS5420
3.00%, 7/1/2030 170,260 162,203
Pool# AL7152
3.50%, 7/1/2030 170,571 163,362
Pool# AS5702
2.50%, 8/1/2030 284,096 263,974
Pool# AZ4898
2.50%, 8/1/2030 177,016 164,489
Pool# AY8448
3.00%, 8/1/2030 591,016 561,874
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ2953
3.00%, 9/1/2030 503,245 478,471
Pool# AZ5718
3.00%, 9/1/2030 336,908 320,611
Pool# AS6060
3.00%, 10/1/2030 375,468 357,499
Pool# AZ9234
3.50%, 10/1/2030 21,937 20,940
Pool# BA2993
3.00%, 11/1/2030 81,794 77,920
Pool# AS6174
3.50%, 11/1/2030 10,490 10,051
Pool# AS6272
2.50%, 12/1/2030 104,284 96,907
Pool# AS6295
3.00%, 12/1/2030 151,980 144,779
Pool# BA3545
3.00%, 12/1/2030 70,144 66,822
Pool# AH1515
4.00%, 12/1/2030 161,087 157,197
Pool# AD0716
6.50%, 12/1/2030 449,018 458,923
Pool# BA6532
2.50%, 1/1/2031 83,879 77,939
Pool# BM5016
3.00%, 1/1/2031 241,912 230,479
Pool# AB2121
4.00%, 1/1/2031 25,349 24,737
Pool# AL8060
3.00%, 2/1/2031 171,436 163,336
Pool# MA0641
4.00%, 2/1/2031 111,850 109,149
Pool# 560868
7.50%, 2/1/2031 475 473
Pool# AS6799
3.00%, 3/1/2031 126,193 118,800
Pool# BC0774
3.00%, 3/1/2031 74,396 70,735
Pool# BC4410
3.50%, 3/1/2031 9,299 8,882
Pool# AS6919
3.50%, 3/1/2031 8,402 8,052
Pool# BC0320
3.50%, 3/1/2031 6,779 6,492
Pool# BC4430
3.00%, 4/1/2031 28,670 26,916
Pool# AL8565
3.00%, 6/1/2031 91,104 85,765
Pool# AL8566
3.00%, 6/1/2031 85,784 80,751
Pool# AL8561
3.50%, 6/1/2031 81,199 77,821
Pool# AS8028
2.50%, 9/1/2031 313,421 290,416
Pool# AL9378
3.00%, 9/1/2031 44,623 42,512
Pool# MA2775
2.50%, 10/1/2031 635,112 588,575
Pool# BM1888
2.50%, 10/1/2031 519,054 491,722

62 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8038
2.50%, 10/1/2031 294,935 273,282
Pool# BC4777
2.50%, 10/1/2031 237,842 220,022
Pool# AL9323
2.50%, 10/1/2031 13,710 12,704
Pool# AS8612
3.00%, 10/1/2031 72,641 68,385
Pool# 607212
7.50%, 10/1/2031 2,738 2,731
Pool# MA0895
3.50%, 11/1/2031 114,296 109,862
Pool# MA2830
2.50%, 12/1/2031 250,244 231,891
Pool# BM3814
2.50%, 12/1/2031 172,035 159,421
Pool# AS8594
2.50%, 1/1/2032 203,067 188,167
Pool# AS8597
2.50%, 1/1/2032 170,624 158,106
Pool# AS8609
3.00%, 1/1/2032 123,507 116,262
Pool# AL9786
3.00%, 1/1/2032 114,601 109,183
Pool# AL9585
3.50%, 1/1/2032 45,661 43,755
Pool# BM1036
2.50%, 2/1/2032 918,191 850,876
Pool# BM4624
3.00%, 2/1/2032 129,573 121,978
Pool# AL9872
3.00%, 2/1/2032 97,414 91,697
Pool# AL9740
3.00%, 2/1/2032 89,322 84,068
Pool# AL9871
3.00%, 2/1/2032 59,164 55,696
Pool# AS8767
3.00%, 2/1/2032 10,218 9,618
Pool# BM1007
2.50%, 3/1/2032 273,746 253,670
Pool# AL9899
3.00%, 3/1/2032 17,331 16,315
Pool# BM3269
2.50%, 4/1/2032 406,218 376,411
Pool# MA1029
3.50%, 4/1/2032 99,297 95,445
Pool# 545556
7.00%, 4/1/2032 1,819 1,852
Pool# AO2565
3.50%, 5/1/2032 29,039 27,625
Pool# AS9695
3.50%, 5/1/2032 20,150 19,309
Pool# 545605
7.00%, 5/1/2032 2,476 2,535
Pool# BM4088
3.00%, 6/1/2032 160,429 151,009
Pool# AO5103
3.50%, 6/1/2032 112,541 108,034
Pool# 890786
3.50%, 6/1/2032 20,287 19,440
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1107
3.50%, 7/1/2032 14,215 13,600
Pool# FM1664
4.00%, 7/1/2032 64,368 62,809
Pool# 651361
7.00%, 7/1/2032 913 903
Pool# BM1669
3.00%, 8/1/2032 99,831 93,968
Pool# AP1990
3.50%, 8/1/2032 50,261 48,311
Pool# AP1997
3.50%, 8/1/2032 27,057 26,008
Pool# BH5355
3.50%, 8/1/2032 5,207 4,990
Pool# AO7202
3.50%, 9/1/2032 100,138 95,884
Pool# MA1166
3.50%, 9/1/2032 76,951 73,680
Pool# BM5167
3.50%, 9/1/2032 13,398 12,840
Pool# CA0586
2.50%, 10/1/2032 42,322 39,107
Pool# AP3673
3.50%, 10/1/2032 89,302 85,178
Pool# BH9391
3.50%, 10/1/2032 6,410 6,142
Pool# BM3389
3.00%, 11/1/2032 161,696 152,199
Pool# AB6962
3.50%, 11/1/2032 138,021 131,643
Pool# AQ3343
3.50%, 11/1/2032 81,493 78,029
Pool# BM3977
3.00%, 12/1/2032 235,936 222,072
Pool# CA0951
3.00%, 12/1/2032 127,868 120,342
Pool# FM1661
2.50%, 1/1/2033 448,994 418,945
Pool# BM4338
2.50%, 1/1/2033 267,222 247,606
Pool# BM3919
3.00%, 2/1/2033 148,315 139,609
Pool# BM3750
3.50%, 3/1/2033 129,121 123,710
Pool# BM4129
3.50%, 4/1/2033 152,325 145,970
Pool# 555346
5.50%, 4/1/2033 27,252 27,884
Pool# 713560
5.50%, 4/1/2033 6,382 6,399
Pool# 694846
6.50%, 4/1/2033 5,825 5,955
Pool# AB9402
3.00%, 5/1/2033 165,134 154,428
Pool# AB9403
3.00%, 5/1/2033 69,210 64,723
Pool# AB9300
3.00%, 5/1/2033 55,821 52,203
Pool# BM4132
3.50%, 5/1/2033 118,209 113,262

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3372
4.00%, 5/1/2033 97,679 94,846
Pool# 555421
5.00%, 5/1/2033 570,172 573,941
Pool# MA3393
4.00%, 6/1/2033 43,413 42,165
Pool# MA3427
4.00%, 7/1/2033 32,775 31,865
Pool# 720087
5.50%, 7/1/2033 98,492 100,505
Pool# 728721
5.50%, 7/1/2033 11,825 12,099
Pool# 555684
5.50%, 7/1/2033 4,106 4,202
Pool# MA1527
3.00%, 8/1/2033 567,911 531,090
Pool# 743235
5.50%, 10/1/2033 8,298 8,421
Pool# 750229
6.50%, 10/1/2033 16,091 16,431
Pool# FM2154
4.00%, 12/1/2033 120,371 117,481
Pool# 755872
5.50%, 12/1/2033 87,929 89,871
Pool# 725221
5.50%, 1/1/2034 2,419 2,475
Pool# 725223
5.50%, 3/1/2034 289 296
Pool# 725228
6.00%, 3/1/2034 228,797 236,298
Pool# 725425
5.50%, 4/1/2034 139,427 142,664
Pool# 725423
5.50%, 5/1/2034 13,750 14,067
Pool# 725594
5.50%, 7/1/2034 59,777 61,165
Pool# MA3739
3.50%, 8/1/2034 88,675 84,524
Pool# 788027
6.50%, 9/1/2034 20,201 20,627
Pool# MA3827
2.50%, 11/1/2034 507,773 466,042
Pool# FM1905
3.00%, 11/1/2034 61,728 57,814
Pool# 807310
7.00%, 11/1/2034 1,786 1,822
Pool# FM2412
3.50%, 1/1/2035 34,803 33,173
Pool# 735141
5.50%, 1/1/2035 182,587 186,900
Pool# 889852
5.50%, 5/1/2035 5,112 5,231
Pool# FM5474
2.50%, 10/1/2035 467,911 427,097
Pool# MA4156
2.50%, 10/1/2035 384,933 351,367
Pool# FM4900
2.00%, 12/1/2035 61,194 54,574
Pool# 256023
6.00%, 12/1/2035 157,623 163,665
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8793
2.00%, 2/1/2036 1,482,962 1,315,041
Pool# CA8736
2.00%, 2/1/2036 719,518 641,580
Pool# CA8789
2.00%, 2/1/2036 713,140 632,353
Pool# FM5908
2.00%, 2/1/2036 505,087 450,406
Pool# CA9141
2.00%, 2/1/2036 491,387 438,203
Pool# CA9145
2.00%, 2/1/2036 409,256 362,895
Pool# FM5571
2.00%, 2/1/2036 232,763 207,581
Pool# CA9435
2.00%, 3/1/2036 446,769 396,178
Pool# CA9475
2.00%, 3/1/2036 419,306 371,812
Pool# CA9441
2.50%, 3/1/2036 331,246 302,611
Pool# CB0262
2.00%, 4/1/2036 663,577 588,423
Pool# 745418
5.50%, 4/1/2036 27,097 27,793
Pool# FM7259
2.50%, 5/1/2036 287,150 262,824
Pool# 745516
5.50%, 5/1/2036 15,563 15,968
Pool# MA4360
2.00%, 6/1/2036 1,190,546 1,055,654
Pool# 889745
5.50%, 6/1/2036 2,893 2,960
Pool# CB1090
2.50%, 7/1/2036 174,336 159,016
Pool# FM8538
2.00%, 8/1/2036 229,296 203,323
Pool# 995065
5.50%, 9/1/2036 98,571 100,857
Pool# 888635
5.50%, 9/1/2036 65,403 66,921
Pool# MA4441
1.50%, 10/1/2036 263,439 227,280
Pool# MA4535
1.50%, 2/1/2037 4,468,830 3,855,456
Pool# MA4566
1.50%, 3/1/2037 1,997,269 1,723,132
Pool# MA4581
1.50%, 4/1/2037 524,079 452,146
Pool# BT2234
2.00%, 4/1/2037 5,182,453 4,594,272
Pool# MA4582
2.00%, 4/1/2037 2,538,457 2,250,355
Pool# FS2950
2.50%, 4/1/2037 94,436 86,139
Pool# FS2035
2.00%, 5/1/2037 2,520,527 2,234,460
Pool# CB4006
2.00%, 5/1/2037 2,105,851 1,866,848
Pool# MA4628
2.50%, 6/1/2037 190,280 173,202

64 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2497
1.50%, 8/1/2037 327,751 282,846
Pool# 995024
5.50%, 8/1/2037 36,182 37,065
Pool# 995050
6.00%, 9/1/2037 332,106 344,840
Pool# 955194
7.00%, 11/1/2037 33,658 35,155
Pool# 928940
7.00%, 12/1/2037 20,563 20,141
Pool# MA3389
4.00%, 6/1/2038 68,079 65,474
Pool# MA3464
3.50%, 9/1/2038 135,252 127,625
Pool# 990810
7.00%, 10/1/2038 40,329 39,420
Pool# AD8536
5.00%, 8/1/2040 105,375 105,844
Pool# AB1735
3.50%, 11/1/2040 4,743 4,441
Pool# AE9747
4.50%, 12/1/2040 377,335 372,625
Pool# AB2067
3.50%, 1/1/2041 153,440 144,343
Pool# 932888
3.50%, 1/1/2041 121,053 113,351
Pool# AB2068
3.50%, 1/1/2041 84,484 79,117
Pool# 932891
3.50%, 1/1/2041 21,379 20,016
Pool# AL3650
5.00%, 2/1/2041 7,260 7,312
Pool# AL6521
5.00%, 4/1/2041 629,976 634,482
Pool# AL0390
5.00%, 5/1/2041 212,555 214,080
Pool# AL5863
4.50%, 6/1/2041 1,243,483 1,225,453
Pool# AI9851
4.50%, 9/1/2041 21,917 21,587
Pool# AL0761
5.00%, 9/1/2041 69,689 70,188
Pool# BM3907
5.50%, 9/1/2041 163,245 167,035
Pool# AJ5431
4.50%, 10/1/2041 48,591 47,934
Pool# AJ4861
4.00%, 12/1/2041 66,887 64,310
Pool# AX5316
4.50%, 1/1/2042 37,792 37,320
Pool# AL2499
4.50%, 1/1/2042 12,256 12,109
Pool# AW8167
3.50%, 2/1/2042 443,922 415,627
Pool# AB5185
3.50%, 5/1/2042 194,105 181,732
Pool# AO3575
4.50%, 5/1/2042 44,650 43,977
Pool# AO4647
3.50%, 6/1/2042 449,921 421,238
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AO8036
4.50%, 7/1/2042 200,329 197,307
Pool# AP2092
4.50%, 8/1/2042 11,242 10,905
Pool# AP6579
3.50%, 9/1/2042 402,422 376,784
Pool# AL2782
4.50%, 9/1/2042 66,591 65,760
Pool# AB6524
3.50%, 10/1/2042 594,795 555,866
Pool# AB7074
3.00%, 11/1/2042 350,769 316,649
Pool# AP8785
3.00%, 11/1/2042 119,888 108,232
Pool# AL2677
3.50%, 11/1/2042 397,670 372,324
Pool# AB6786
3.50%, 11/1/2042 206,896 193,531
Pool# MA1273
3.50%, 12/1/2042 167,982 157,179
Pool# AR4210
3.50%, 1/1/2043 100,591 93,976
Pool# AT4040
3.00%, 3/1/2043 92,474 83,477
Pool# AR8213
3.50%, 4/1/2043 92,292 86,408
Pool# AB9238
3.00%, 5/1/2043 578,859 522,547
Pool# AB9237
3.00%, 5/1/2043 464,463 419,279
Pool# AB9236
3.00%, 5/1/2043 147,374 133,037
Pool# AB9362
3.50%, 5/1/2043 596,458 557,576
Pool# AT4145
3.00%, 6/1/2043 173,836 156,923
Pool# AB9814
3.00%, 7/1/2043 551,236 497,610
Pool# AT6871
3.00%, 7/1/2043 76,864 69,385
Pool# AS0203
3.00%, 8/1/2043 422,735 381,608
Pool# AS0255
4.50%, 8/1/2043 147,945 145,181
Pool# AS0516
3.00%, 9/1/2043 291,550 263,184
Pool# AL4471
4.00%, 9/1/2043 224,823 216,161
Pool# AL6951
3.50%, 10/1/2043 289,801 271,076
Pool# BM4222
3.00%, 1/1/2044 400,260 361,353
Pool# AS2276
4.50%, 4/1/2044 225,425 221,213
Pool# AW1006
4.00%, 5/1/2044 85,893 82,534
Pool# AL7767
4.50%, 6/1/2044 20,579 19,851
Pool# AS3161
4.00%, 8/1/2044 489,917 468,671

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4650
3.00%, 10/1/2044 726,256 655,665
Pool# CA0688
3.50%, 10/1/2044 175,865 164,259
Pool# BC5090
4.00%, 10/1/2044 40,450 38,767
Pool# AS3946
4.00%, 12/1/2044 598,415 572,943
Pool# AL8303
3.00%, 1/1/2045 127,895 115,464
Pool# BM4384
4.00%, 1/1/2045 211,145 202,685
Pool# BM3611
4.00%, 1/1/2045 179,004 172,074
Pool# BM3804
3.50%, 2/1/2045 80,749 75,440
Pool# AL9555
4.00%, 2/1/2045 1,132,534 1,088,939
Pool# AX9524
4.00%, 2/1/2045 671,835 643,591
Pool# AS4418
4.00%, 2/1/2045 439,498 421,337
Pool# AS4375
4.00%, 2/1/2045 305,886 293,027
Pool# AL6889
4.50%, 2/1/2045 71,204 69,874
Pool# BM3931
3.00%, 3/1/2045 354,196 319,759
Pool# AY1312
3.50%, 3/1/2045 1,088,131 1,013,478
Pool# AX9567
3.50%, 3/1/2045 61,251 57,031
Pool# AS4578
4.00%, 3/1/2045 87,110 83,448
Pool# BM4975
4.00%, 3/1/2045 86,320 82,648
Pool# BM3664
3.00%, 5/1/2045 392,968 354,773
Pool# AS4921
3.50%, 5/1/2045 522,275 486,159
Pool# AS5012
4.00%, 5/1/2045 835,478 800,355
Pool# BM5562
4.00%, 6/1/2045 160,691 154,353
Pool# AS5312
3.50%, 7/1/2045 107,549 100,045
Pool# AZ7111
4.00%, 7/1/2045 11,149 10,646
Pool# AZ9866
4.00%, 8/1/2045 8,350 7,923
Pool# AL7207
4.50%, 8/1/2045 90,821 89,125
Pool# AL9634
3.50%, 10/1/2045 66,732 62,478
Pool# BA2164
3.00%, 11/1/2045 89,789 81,057
Pool# AS6311
3.50%, 12/1/2045 856,055 796,175
Pool# AS6282
3.50%, 12/1/2045 786,092 731,159
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0326
3.50%, 12/1/2045 490,168 455,883
Pool# BC0092
3.50%, 12/1/2045 48,718 45,310
Pool# BC0475
3.50%, 12/1/2045 34,644 32,228
Pool# AS6362
4.50%, 12/1/2045 15,309 15,023
Pool# AS6474
3.50%, 1/1/2046 196,865 183,452
Pool# AS6539
3.50%, 1/1/2046 180,485 168,189
Pool# AL9849
3.50%, 1/1/2046 98,996 92,516
Pool# AS6527
4.00%, 1/1/2046 121,098 115,645
Pool# BC0178
4.50%, 1/1/2046 2,073 2,029
Pool# BC1158
3.50%, 2/1/2046 660,824 614,600
Pool# BC2667
4.00%, 2/1/2046 18,251 17,427
Pool# BC0605
4.00%, 2/1/2046 14,365 13,705
Pool# AL9781
4.50%, 2/1/2046 174,286 171,512
Pool# BC0300
3.50%, 3/1/2046 497,203 462,423
Pool# BM4621
3.50%, 3/1/2046 253,187 237,047
Pool# AS6833
3.50%, 3/1/2046 10,957 10,204
Pool# AS6795
4.00%, 3/1/2046 60,506 57,697
Pool# BA6972
4.00%, 3/1/2046 21,071 20,122
Pool# BC0311
4.50%, 3/1/2046 2,533 2,482
Pool# BC0823
3.50%, 4/1/2046 81,856 76,130
Pool# BA7692
3.50%, 4/1/2046 11,132 10,354
Pool# AS7026
4.00%, 4/1/2046 46,365 44,268
Pool# AS7171
3.50%, 5/1/2046 22,398 20,831
Pool# AS7251
4.00%, 5/1/2046 8,254 7,880
Pool# AS7387
3.50%, 6/1/2046 61,735 57,306
Pool# AL8833
4.00%, 6/1/2046 534,930 512,443
Pool# AS7594
3.50%, 7/1/2046 442,691 410,917
Pool# AS7593
3.50%, 7/1/2046 425,358 395,085
Pool# AL8824
3.50%, 7/1/2046 116,866 108,904
Pool# AS7545
3.50%, 7/1/2046 108,792 100,924

66 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7490
3.50%, 7/1/2046 80,594 74,858
Pool# BC1452
4.00%, 7/1/2046 799,447 763,518
Pool# BD5180
4.50%, 7/1/2046 1,223 1,194
Pool# MA2705
3.00%, 8/1/2046 406,363 364,073
Pool# BC1489
3.00%, 8/1/2046 95,320 85,629
Pool# BD4890
3.50%, 8/1/2046 527,217 488,460
Pool# BC9501
3.50%, 8/1/2046 18,301 16,934
Pool# AS7760
4.00%, 8/1/2046 89,596 85,522
Pool# AS7648
4.00%, 8/1/2046 39,543 37,726
Pool# AS7795
4.00%, 8/1/2046 34,312 32,742
Pool# BD3911
4.00%, 8/1/2046 8,073 7,704
Pool# BD3923
4.00%, 8/1/2046 6,204 5,920
Pool# AS7770
4.50%, 8/1/2046 22,615 22,204
Pool# BD5232
4.50%, 8/1/2046 4,296 4,217
Pool# AL8947
3.50%, 9/1/2046 148,330 137,954
Pool# BD4944
3.50%, 9/1/2046 11,272 10,410
Pool# AL9263
3.00%, 10/1/2046 139,225 124,606
Pool# AL9234
3.50%, 10/1/2046 57,440 53,455
Pool# BM3932
3.50%, 10/1/2046 33,166 30,846
Pool# AS8125
3.50%, 10/1/2046 32,755 30,462
Pool# FM1871
4.00%, 10/1/2046 81,844 78,693
Pool# BC4766
4.50%, 10/1/2046 27,012 26,455
Pool# AS8154
4.50%, 10/1/2046 8,197 8,048
Pool# FM1368
3.00%, 11/1/2046 779,116 703,342
Pool# MA2806
3.00%, 11/1/2046 270,980 243,366
Pool# BC9003
3.00%, 11/1/2046 108,529 97,143
Pool# AS8369
3.50%, 11/1/2046 417,282 386,340
Pool# BE5067
3.50%, 11/1/2046 287,393 267,342
Pool# BE0065
3.50%, 11/1/2046 11,075 10,312
Pool# BE5038
4.00%, 11/1/2046 10,059 9,724
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2833
3.00%, 12/1/2046 2,268,278 2,037,652
Pool# AS8483
3.00%, 12/1/2046 537,359 483,158
Pool# BC9067
3.00%, 12/1/2046 266,561 238,538
Pool# AS8488
3.00%, 12/1/2046 209,440 187,448
Pool# AS8509
3.00%, 12/1/2046 68,979 61,736
Pool# BM1121
3.50%, 12/1/2046 434,890 404,199
Pool# AS8492
3.50%, 12/1/2046 431,750 402,332
Pool# AS8572
3.50%, 12/1/2046 305,812 282,423
Pool# AS8417
3.50%, 12/1/2046 256,868 237,527
Pool# BE4224
3.50%, 12/1/2046 10,826 10,056
Pool# AS8650
3.00%, 1/1/2047 919,503 821,650
Pool# AL9697
3.00%, 1/1/2047 541,659 484,812
Pool# AS8647
3.00%, 1/1/2047 398,665 356,741
Pool# BE5775
3.00%, 1/1/2047 345,650 307,281
Pool# AL9774
3.50%, 1/1/2047 284,033 266,265
Pool# BM3204
3.50%, 1/1/2047 220,206 205,208
Pool# BD2440
3.50%, 1/1/2047 154,140 142,625
Pool# AS8692
3.50%, 1/1/2047 140,490 129,884
Pool# BD2450
3.50%, 1/1/2047 106,824 98,945
Pool# BE6548
3.50%, 1/1/2047 55,709 51,547
Pool# BE5856
4.50%, 1/1/2047 6,767 6,644
Pool# BE7115
4.50%, 1/1/2047 6,362 6,243
Pool# BE6503
4.50%, 1/1/2047 3,623 3,557
Pool# BM3908
5.50%, 1/1/2047 32,691 33,489
Pool# MA2895
3.00%, 2/1/2047 2,884,865 2,581,508
Pool# BM3688
3.50%, 2/1/2047 347,578 323,266
Pool# BD5046
3.50%, 2/1/2047 65,084 60,222
Pool# BM5274
4.00%, 2/1/2047 58,400 55,771
Pool# BE8495
4.50%, 2/1/2047 3,606 3,540
Pool# BE7869
4.50%, 2/1/2047 2,904 2,848

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9859
3.00%, 3/1/2047 856,272 766,298
Pool# AL9848
3.00%, 3/1/2047 280,947 251,427
Pool# BM5383
4.00%, 3/1/2047 38,660 36,959
Pool# AS8966
4.00%, 3/1/2047 23,823 22,720
Pool# AS8979
4.50%, 3/1/2047 39,512 38,773
Pool# BE9247
4.50%, 3/1/2047 4,092 4,016
Pool# BM3707
2.50%, 4/1/2047 150,882 129,784
Pool# AS9463
3.50%, 4/1/2047 120,535 111,672
Pool# AS9451
3.50%, 4/1/2047 82,300 76,054
Pool# BD7122
4.00%, 4/1/2047 362,347 345,581
Pool# AS9467
4.00%, 4/1/2047 197,805 188,650
Pool# AS9470
4.50%, 4/1/2047 127,846 125,458
Pool# BH0304
4.50%, 4/1/2047 6,271 6,157
Pool# AS9562
3.00%, 5/1/2047 60,232 53,875
Pool# BM3237
3.50%, 5/1/2047 295,833 275,141
Pool# AS9577
3.50%, 5/1/2047 114,144 105,346
Pool# BM1268
4.00%, 5/1/2047 218,010 207,900
Pool# BE3670
3.50%, 6/1/2047 115,726 106,806
Pool# AS9794
3.50%, 6/1/2047 105,469 97,825
Pool# AS9747
4.00%, 6/1/2047 544,342 519,653
Pool# BM3549
4.00%, 6/1/2047 221,569 211,603
Pool# BE3702
4.00%, 6/1/2047 78,978 75,057
Pool# BM1295
4.50%, 6/1/2047 81,231 79,714
Pool# BE9624
4.50%, 6/1/2047 11,518 11,267
Pool# BM3801
3.00%, 7/1/2047 476,116 426,125
Pool# AS9938
3.50%, 7/1/2047 116,676 108,726
Pool# BM1551
3.50%, 7/1/2047 103,770 96,076
Pool# AS9909
3.50%, 7/1/2047 56,262 52,010
Pool# BM1492
4.00%, 7/1/2047 380,278 362,644
Pool# AS9973
4.00%, 7/1/2047 25,663 24,475
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 890673
3.00%, 8/1/2047 240,280 215,132
Pool# MA3087
3.50%, 8/1/2047 194,369 179,642
Pool# CA0240
3.50%, 8/1/2047 100,452 92,709
Pool# BM1658
3.50%, 8/1/2047 82,625 76,355
Pool# BH7375
3.50%, 8/1/2047 64,930 60,080
Pool# CA0123
4.00%, 8/1/2047 313,628 299,402
Pool# BH2597
4.00%, 8/1/2047 186,508 177,878
Pool# BH5359
4.00%, 8/1/2047 119,585 114,101
Pool# CA0133
4.00%, 8/1/2047 36,942 35,233
Pool# BM5787
4.00%, 8/1/2047 10,575 10,104
Pool# CA0407
3.50%, 9/1/2047 158,367 146,159
Pool# BH4004
4.00%, 9/1/2047 167,773 160,010
Pool# BM3556
4.00%, 9/1/2047 106,660 103,276
Pool# CA0392
4.00%, 9/1/2047 70,771 67,412
Pool# CA0265
4.00%, 9/1/2047 21,928 20,914
Pool# CA0487
3.50%, 10/1/2047 418,887 386,596
Pool# BM1959
3.50%, 10/1/2047 300,431 279,484
Pool# CA0493
4.00%, 10/1/2047 189,291 180,532
Pool# BM3015
4.00%, 10/1/2047 129,567 124,251
Pool# CA0549
4.00%, 10/1/2047 119,951 114,400
Pool# CA0496
4.50%, 10/1/2047 134,116 131,644
Pool# CA0623
4.50%, 10/1/2047 30,372 29,880
Pool# CA0693
3.50%, 11/1/2047 298,306 275,312
Pool# CA0680
3.50%, 11/1/2047 146,286 136,318
Pool# BM3358
3.50%, 11/1/2047 131,670 122,698
Pool# CA0696
4.00%, 11/1/2047 315,471 300,232
Pool# BM3191
4.00%, 11/1/2047 66,432 63,356
Pool# CA0808
4.00%, 11/1/2047 53,792 51,494
Pool# BM3379
3.00%, 12/1/2047 440,923 394,764
Pool# BJ2492
3.50%, 12/1/2047 184,522 170,298

68 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3211
4.00%, 12/1/2047 490,013 468,398
Pool# BJ1699
4.00%, 12/1/2047 155,356 150,424
Pool# MA3238
3.50%, 1/1/2048 303,915 281,012
Pool# CA0991
3.50%, 1/1/2048 300,457 279,984
Pool# CA1015
4.00%, 1/1/2048 191,643 183,266
Pool# CA1025
4.50%, 1/1/2048 245,157 240,618
Pool# CA1189
3.50%, 2/1/2048 1,192,065 1,102,101
Pool# BH9280
3.50%, 2/1/2048 635,839 587,786
Pool# CA1242
3.50%, 2/1/2048 147,064 137,862
Pool# MA3277
4.00%, 2/1/2048 11,110 10,592
Pool# BJ8271
4.50%, 2/1/2048 279,585 274,321
Pool# BJ8269
4.50%, 2/1/2048 186,104 182,675
Pool# BK1586
4.50%, 2/1/2048 182,318 178,942
Pool# BJ8270
4.50%, 2/1/2048 166,667 163,555
Pool# CA4341
3.00%, 3/1/2048 104,103 92,917
Pool# MA3305
3.50%, 3/1/2048 32,865 30,332
Pool# BK1972
4.50%, 3/1/2048 49,914 49,217
Pool# BJ0640
5.00%, 3/1/2048 14,501 14,426
Pool# CA1531
3.50%, 4/1/2048 115,016 107,819
Pool# CA1510
3.50%, 4/1/2048 65,660 60,599
Pool# CA1551
4.00%, 4/1/2048 478,867 455,331
Pool# CA1560
4.50%, 4/1/2048 99,474 97,513
Pool# BJ2681
5.00%, 4/1/2048 38,125 37,900
Pool# MA3348
5.00%, 4/1/2048 3,399 3,387
Pool# BM4024
3.50%, 5/1/2048 72,371 67,843
Pool# MA3358
4.50%, 5/1/2048 148,844 144,877
Pool# MA3374
5.00%, 5/1/2048 10,534 10,494
Pool# CA1898
4.50%, 6/1/2048 124,185 121,907
Pool# CA1951
4.00%, 7/1/2048 123,975 118,090
Pool# BK6577
4.50%, 7/1/2048 10,894 10,594
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1988
4.50%, 7/1/2048 3,803 3,722
Pool# BK4766
4.50%, 8/1/2048 205,003 200,713
Pool# CA2376
4.00%, 9/1/2048 111,893 106,714
Pool# MA3472
5.00%, 9/1/2048 13,014 12,979
Pool# MA3495
4.00%, 10/1/2048 168,128 160,294
Pool# BM4664
4.50%, 10/1/2048 76,220 74,679
Pool# CA2493
4.50%, 10/1/2048 74,795 73,237
Pool# BM5024
3.00%, 11/1/2048 546,369 488,058
Pool# FM1001
3.50%, 11/1/2048 39,652 36,595
Pool# MA3521
4.00%, 11/1/2048 178,078 169,609
Pool# MA3536
4.00%, 12/1/2048 133,956 127,714
Pool# CA2779
4.50%, 12/1/2048 259,033 253,716
Pool# BN0340
4.50%, 12/1/2048 205,331 200,074
Pool# BM5212
4.50%, 12/1/2048 54,393 53,201
Pool# FM2888
3.50%, 1/1/2049 1,387,533 1,280,576
Pool# MA3563
4.00%, 1/1/2049 1,961,686 1,870,284
Pool# BN3944
4.00%, 1/1/2049 88,233 84,122
Pool# BN3960
4.50%, 1/1/2049 139,064 135,843
Pool# BN6135
4.00%, 2/1/2049 61,600 58,566
Pool# FM2337
4.50%, 2/1/2049 211,017 206,555
Pool# CA3387
4.00%, 4/1/2049 292,295 279,508
Pool# CA3394
5.00%, 4/1/2049 26,021 25,898
Pool# CA3489
4.00%, 5/1/2049 216,518 207,046
Pool# MA3665
4.50%, 5/1/2049 219,655 214,602
Pool# FM1051
4.50%, 5/1/2049 121,193 118,467
Pool# FM7504
3.50%, 6/1/2049 285,077 263,121
Pool# CA3669
4.00%, 6/1/2049 316,967 302,590
Pool# CA3639
4.00%, 6/1/2049 111,529 106,263
Pool# FM8304
4.00%, 7/1/2049 613,455 584,102
Pool# CA3825
4.00%, 7/1/2049 255,223 244,713

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7105
3.50%, 8/1/2049 187,137 172,726
Pool# BO5494
3.00%, 11/1/2049 86,620 77,267
Pool# BO6225
3.00%, 12/1/2049 688,959 610,832
Pool# BO5380
3.00%, 12/1/2049 99,920 89,126
Pool# MA3873
4.00%, 12/1/2049 121,842 115,799
Pool# CA5152
3.00%, 2/1/2050 220,424 195,629
Pool# FM2887
3.00%, 3/1/2050 456,874 406,518
Pool# FM0077
3.00%, 3/1/2050 112,565 99,794
Pool# CA5510
3.00%, 4/1/2050 385,248 341,914
Pool# MA4048
3.00%, 6/1/2050 300,075 266,000
Pool# MA4077
2.00%, 7/1/2050 1,013,920 834,116
Pool# CA6598
2.50%, 8/1/2050 887,632 757,394
Pool# MA4097
3.00%, 8/1/2050 80,520 71,362
Pool# BQ4909
2.00%, 9/1/2050 1,754,464 1,443,642
Pool# CA6985
2.00%, 9/1/2050 928,999 764,158
Pool# FM4226
2.50%, 9/1/2050 2,233,905 1,910,412
Pool# FM4231
2.50%, 9/1/2050 2,074,986 1,770,549
Pool# FM4222
2.50%, 9/1/2050 522,835 449,911
Pool# CA7029
2.50%, 9/1/2050 494,298 425,342
Pool# CA7572
2.50%, 10/1/2050 3,007,226 2,595,781
Pool# CA7368
2.50%, 10/1/2050 1,278,398 1,091,614
Pool# CA7369
2.50%, 10/1/2050 963,915 823,077
Pool# MA4181
1.50%, 11/1/2050 903,961 699,155
Pool# CA7573
2.50%, 11/1/2050 4,420,382 3,812,116
Pool# FM4859
2.50%, 11/1/2050 1,071,367 916,165
Pool# FM4808
2.50%, 11/1/2050 824,834 703,809
Pool# FM4969
2.00%, 12/1/2050 1,766,180 1,452,324
Pool# CA8442
2.00%, 1/1/2051 2,149,353 1,767,277
Pool# FM6031
2.00%, 2/1/2051 2,633,149 2,161,728
Pool# CA8823
2.00%, 2/1/2051 1,123,765 923,384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8893
2.00%, 2/1/2051 1,090,960 895,978
Pool# BQ9747
2.00%, 2/1/2051 817,060 670,769
Pool# FM6135
2.00%, 2/1/2051 606,195 498,159
Pool# CA8866
2.50%, 2/1/2051 720,675 614,470
Pool# MA4280
1.50%, 3/1/2051 3,675,969 2,843,462
Pool# FM6554
2.00%, 3/1/2051 2,004,332 1,645,469
Pool# MA4281
2.00%, 3/1/2051 1,823,862 1,494,446
Pool# FM6569
2.50%, 3/1/2051 2,217,831 1,891,027
Pool# FM7677
2.50%, 3/1/2051 2,183,976 1,867,269
Pool# FM7460
4.00%, 3/1/2051 795,463 756,020
Pool# FM6834
2.00%, 4/1/2051 2,438,873 2,002,201
Pool# CB0235
2.00%, 4/1/2051 1,289,103 1,057,630
Pool# CB0149
2.00%, 4/1/2051 334,180 273,914
Pool# BR7647
2.00%, 4/1/2051 238,961 195,759
Pool# BR7703
2.50%, 4/1/2051 381,196 325,409
Pool# MA4325
2.00%, 5/1/2051 956,053 782,853
Pool# CB0400
2.00%, 5/1/2051 319,929 264,998
Pool# CB0514
2.50%, 5/1/2051 1,348,019 1,148,081
Pool# FS1463
4.00%, 5/1/2051 288,538 274,361
Pool# CB0684
2.00%, 6/1/2051 1,360,071 1,115,289
Pool# CB0819
2.00%, 6/1/2051 1,248,008 1,022,877
Pool# FM7719
2.00%, 6/1/2051 890,056 729,591
Pool# FM8630
1.50%, 7/1/2051 1,461,196 1,131,395
Pool# MA4378
2.00%, 7/1/2051 2,151,011 1,757,200
Pool# CB1110
2.00%, 7/1/2051 571,670 467,719
Pool# FM8160
2.50%, 7/1/2051 674,609 578,968
Pool# FM8007
2.50%, 7/1/2051 432,698 369,437
Pool# CB1065
2.50%, 7/1/2051 354,727 301,666
Pool# CB1133
2.50%, 7/1/2051 295,151 251,370
Pool# CB1330
2.50%, 8/1/2051 1,585,117 1,353,425

70 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8011
2.50%, 8/1/2051 1,330,736 1,138,363
Pool# CB1400
3.00%, 8/1/2051 42,476 37,753
Pool# MA4437
2.00%, 10/1/2051 10,614,475 8,667,251
Pool# BU1052
2.00%, 10/1/2051 493,756 406,462
Pool# FM9082
2.00%, 10/1/2051 493,751 405,233
Pool# FM9081
2.00%, 10/1/2051 185,557 152,199
Pool# FS1215
2.50%, 10/1/2051 1,121,620 953,296
Pool# FS1473
3.50%, 10/1/2051 1,304,363 1,203,849
Pool# MA4464
1.50%, 11/1/2051 1,855,915 1,435,290
Pool# CB2038
2.00%, 11/1/2051 5,783,054 4,724,573
Pool# FM9450
2.00%, 11/1/2051 1,928,663 1,580,080
Pool# FM9411
2.00%, 11/1/2051 1,868,078 1,524,847
Pool# MA4465
2.00%, 11/1/2051 1,863,714 1,522,341
Pool# CB2148
2.00%, 11/1/2051 908,006 741,892
Pool# MA4466
2.50%, 11/1/2051 5,546,048 4,711,297
Pool# FM9491
2.50%, 11/1/2051 765,226 649,890
Pool# FM9494
2.50%, 11/1/2051 492,911 418,640
Pool# BU5908
2.00%, 12/1/2051 3,585,796 2,942,241
Pool# CB2297
2.50%, 12/1/2051 4,602,762 3,909,522
Pool# MA4493
2.50%, 12/1/2051 3,565,988 3,028,512
Pool# FM9543
2.50%, 12/1/2051 2,715,141 2,306,660
Pool# CB2410
2.50%, 12/1/2051 1,946,118 1,652,798
Pool# FM9806
2.50%, 12/1/2051 1,709,341 1,451,881
Pool# FM9864
2.50%, 12/1/2051 993,530 849,126
Pool# CB2469
2.50%, 12/1/2051 903,936 771,587
Pool# FM9697
2.50%, 12/1/2051 455,093 389,120
Pool# FS1192
2.00%, 1/1/2052 4,593,190 3,765,423
Pool# FS1095
2.00%, 1/1/2052 2,761,902 2,265,306
Pool# MA4512
2.50%, 1/1/2052 4,388,091 3,721,019
Pool# FS2639
2.50%, 1/1/2052 953,051 811,508
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2040
2.00%, 2/1/2052 1,880,650 1,535,416
Pool# BU9905
2.00%, 2/1/2052 929,115 759,070
Pool# CB2868
2.50%, 2/1/2052 1,824,935 1,549,737
Pool# CB3156
2.00%, 3/1/2052 1,892,504 1,546,013
Pool# BV4170
2.50%, 3/1/2052 4,672,531 3,967,955
Pool# CB3159
2.50%, 3/1/2052 1,862,949 1,582,622
Pool# BV4133
2.50%, 3/1/2052 1,862,545 1,581,865
Pool# CB3016
2.50%, 3/1/2052 934,361 793,469
Pool# CB3237
3.00%, 3/1/2052 925,524 815,474
Pool# CB3350
2.50%, 4/1/2052 1,856,861 1,577,592
Pool# MA4578
2.50%, 4/1/2052 919,937 780,446
Pool# BV5355
2.50%, 4/1/2052 917,367 778,930
Pool# CB3368
3.00%, 4/1/2052 926,931 816,602
Pool# CB3362
3.00%, 4/1/2052 900,461 794,389
Pool# CB3516
3.00%, 5/1/2052 1,406,411 1,239,188
Pool# FS2141
3.50%, 6/1/2052 1,096,501 999,971
Pool# CB3915
4.50%, 6/1/2052 70,081 67,423
Pool# FS3806
2.50%, 7/1/2052 13,477,357 11,446,454
Pool# MA4733
4.50%, 9/1/2052 990,715 952,654
Pool# CB4673
4.50%, 9/1/2052 974,082 945,046
Pool# CB4831
4.50%, 10/1/2052 1,439,987 1,384,631
Pool# CB5535
5.00%, 1/1/2053 1,955,502 1,918,139
Pool# CB5642
5.50%, 2/1/2053 827,000 824,091
Pool# FS3801
5.50%, 2/1/2053 195,320 195,024
Pool# CB6065
5.00%, 4/1/2053 1,079,940 1,060,576
Pool# CB6004
5.50%, 4/1/2053 3,148,781 3,168,936
Pool# CB6182
5.00%, 5/1/2053 990,564 971,060
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2038 2,840,250 2,450,159
2.00%, 7/25/2038 4,974,750 4,408,095
2.50%, 7/25/2038 2,970,000 2,703,744
3.00%, 7/25/2038 2,348,663 2,190,862

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 7/25/2038 1,893,000 1,799,755
4.00%, 7/25/2038 768,000 741,330
4.50%, 7/25/2038 215,000 210,801
5.00%, 7/25/2038 35,000 34,769
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 7/25/2053 1,600,000 1,236,187
2.00%, 7/25/2053 1,995,208 1,626,952
2.50%, 7/25/2053 326,000 276,412
3.00%, 7/25/2053 12,800,000 11,264,500
3.50%, 7/25/2053 4,900,000 4,464,934
4.00%, 7/25/2053 3,950,000 3,706,674
4.50%, 7/25/2053 6,725,000 6,465,457
5.00%, 7/25/2053 10,551,000 10,338,331
5.50%, 7/25/2053 8,975,000 8,931,527
3.50%, 8/25/2053 475,000 433,271
4.00%, 8/25/2053 100,000 93,918
4.50%, 8/25/2053 500,000 480,938
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 75 75
Pool# 457801
7.00%, 8/15/2028 1,001 1,000
Pool# 486936
6.50%, 2/15/2029 469 478
Pool# 502969
6.00%, 3/15/2029 1,512 1,529
Pool# 487053
7.00%, 3/15/2029 592 592
Pool# 781014
6.00%, 4/15/2029 1,021 1,033
Pool# 509099
7.00%, 6/15/2029 2,235 2,217
Pool# 434505
7.50%, 8/15/2029 39 39
Pool# 781124
7.00%, 12/15/2029 3,814 3,922
Pool# 507396
7.50%, 9/15/2030 26,996 27,002
Pool# 531352
7.50%, 9/15/2030 1,799 1,799
Pool# 536334
7.50%, 10/15/2030 134 134
Pool# 540659
7.00%, 1/15/2031 630 624
Pool# 486019
7.50%, 1/15/2031 665 665
Pool# 535388
7.50%, 1/15/2031 430 430
Pool# 528589
6.50%, 3/15/2031 7,590 7,738
Pool# 508473
7.50%, 4/15/2031 2,734 2,738
Pool# 544470
8.00%, 4/15/2031 1,217 1,215
Pool# 781287
7.00%, 5/15/2031 1,821 1,873
Pool# 781319
7.00%, 7/15/2031 579 610
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 485879
7.00%, 8/15/2031 1,889 1,880
Pool# 572554
6.50%, 9/15/2031 25,013 25,501
Pool# 781328
7.00%, 9/15/2031 1,727 1,783
Pool# 550991
6.50%, 10/15/2031 409 417
Pool# 571267
7.00%, 10/15/2031 240 237
Pool# 555171
6.50%, 12/15/2031 1,002 1,022
Pool# 781380
7.50%, 12/15/2031 582 609
Pool# 781481
7.50%, 1/15/2032 2,774 2,898
Pool# 580972
6.50%, 2/15/2032 136 139
Pool# 781401
7.50%, 2/15/2032 1,872 1,945
Pool# 781916
6.50%, 3/15/2032 20,560 20,961
Pool# 552474
7.00%, 3/15/2032 3,197 3,254
Pool# 781478
7.50%, 3/15/2032 1,076 1,121
Pool# 781429
8.00%, 3/15/2032 1,954 2,045
Pool# 781431
7.00%, 4/15/2032 7,024 7,329
Pool# 552616
7.00%, 6/15/2032 29,775 30,240
Pool# 570022
7.00%, 7/15/2032 11,075 11,345
Pool# 595077
6.00%, 10/15/2032 3,554 3,696
Pool# 552903
6.50%, 11/15/2032 40,410 41,198
Pool# 552952
6.00%, 12/15/2032 2,691 2,723
Pool# 602102
6.00%, 2/15/2033 12,319 12,463
Pool# 588192
6.00%, 2/15/2033 2,526 2,556
Pool# 553144
5.50%, 4/15/2033 8,958 9,037
Pool# 604243
6.00%, 4/15/2033 4,769 4,918
Pool# 611526
6.00%, 5/15/2033 6,856 6,932
Pool# 553320
6.00%, 6/15/2033 13,374 13,766
Pool# 604788
6.50%, 11/15/2033 43,205 44,074
Pool# 781688
6.00%, 12/15/2033 18,766 19,607
Pool# 604875
6.00%, 12/15/2033 16,327 16,980
Pool# 781690
6.00%, 12/15/2033 6,843 7,151

72 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 2,343 2,364
Pool# 621856
6.00%, 1/15/2034 7,781 7,867
Pool# 564799
6.00%, 3/15/2034 5,996 6,062
Pool# 630038
6.50%, 8/15/2034 27,446 27,981
Pool# 781804
6.00%, 9/15/2034 17,833 18,635
Pool# 781847
6.00%, 12/15/2034 13,493 14,100
Pool# 486921
5.50%, 2/15/2035 4,617 4,708
Pool# 781902
6.00%, 2/15/2035 18,319 19,142
Pool# 781933
6.00%, 6/15/2035 1,937 2,024
Pool# 649513
5.50%, 10/15/2035 139,087 140,177
Pool# 649510
5.50%, 10/15/2035 54,539 55,187
Pool# 652207
5.50%, 3/15/2036 37,844 37,995
Pool# 655519
5.00%, 5/15/2036 17,648 17,567
Pool# 652539
5.00%, 5/15/2036 6,112 6,076
Pool# 606308
5.50%, 5/15/2036 6,283 6,318
Pool# 657912
6.50%, 8/15/2036 2,923 2,980
Pool# 697957
4.50%, 3/15/2039 529,630 522,672
Pool# 704630
5.50%, 7/15/2039 15,827 16,026
Pool# 710724
4.50%, 8/15/2039 159,343 157,397
Pool# 722292
5.00%, 9/15/2039 320,965 322,280
Pool# 782803
6.00%, 11/15/2039 159,090 166,291
Pool# 736666
4.50%, 4/15/2040 357,946 346,950
Pool# 733312
4.00%, 9/15/2040 41,946 40,599
Pool# 742235
4.00%, 12/15/2040 91,250 88,317
Pool# 755959
4.00%, 1/15/2041 81,041 78,837
Pool# 755958
4.00%, 1/15/2041 73,707 71,702
Pool# 742244
4.00%, 1/15/2041 71,959 69,646
Pool# 759075
4.00%, 1/15/2041 62,145 60,171
Pool# 753826
4.00%, 1/15/2041 36,755 35,574
Pool# 690662
4.00%, 1/15/2041 26,446 25,596
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 719486
4.00%, 1/15/2041 7,119 6,866
Pool# 759207
4.00%, 2/15/2041 155,590 150,594
Pool# 757555
4.00%, 2/15/2041 15,595 15,217
Pool# 757557
4.00%, 2/15/2041 7,626 7,441
Pool# 738107
4.00%, 3/15/2041 190,446 184,326
Pool# 784637
4.00%, 8/15/2041 59,274 57,811
Pool# 778869
4.00%, 2/15/2042 107,727 104,288
Pool# AD8789
3.50%, 3/15/2043 382,272 358,551
Pool# AD2254
3.50%, 3/15/2043 60,167 56,764
Pool# AA6403
3.00%, 5/15/2043 453,462 412,933
Pool# AD2411
3.50%, 5/15/2043 242,924 229,184
Pool# 783781
3.50%, 6/15/2043 301,455 284,389
Pool# 784015
3.00%, 7/15/2043 85,062 77,465
Pool# 784459
3.00%, 12/15/2046 188,976 171,013
Pool# 784293
3.00%, 12/15/2046 51,607 46,502
Pool# 784355
4.00%, 12/15/2046 80,624 76,953
Pool# 784500
3.00%, 2/15/2047 411,136 371,391
Pool# 784713
3.00%, 2/15/2047 102,484 92,590
Pool# 784747
4.00%, 5/15/2048 56,908 54,573
Pool# 784715
4.00%, 5/15/2048 52,584 50,673
Pool# 785073
4.00%, 9/15/2049 67,038 64,259
Pool# BD4016
3.00%, 10/15/2049 164,051 146,967
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 197,241 202,142
Pool# 4245
6.00%, 9/20/2038 76,863 80,411
Pool# 4559
5.00%, 10/20/2039 179,823 182,663
Pool# 4715
5.00%, 6/20/2040 46,324 46,898
Pool# 4747
5.00%, 7/20/2040 521,454 529,845
Pool# 4771
4.50%, 8/20/2040 428,283 425,293
Pool# 4802
5.00%, 9/20/2040 356,575 362,320

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4834
4.50%, 10/20/2040 117,307 116,488
Pool# 737727
4.00%, 12/20/2040 752,962 726,440
Pool# 737730
4.00%, 12/20/2040 212,890 205,392
Pool# 4923
4.50%, 1/20/2041 183,075 181,798
Pool# 4978
4.50%, 3/20/2041 25,782 25,602
Pool# 5017
4.50%, 4/20/2041 263,799 261,959
Pool# 5056
5.00%, 5/20/2041 88,087 89,506
Pool# 5082
4.50%, 6/20/2041 104,832 104,017
Pool# 5175
4.50%, 9/20/2041 124,241 123,374
Pool# 675523
3.50%, 3/20/2042 142,823 132,716
Pool# 5332
4.00%, 3/20/2042 117,912 114,486
Pool# MA0392
3.50%, 9/20/2042 1,083,446 1,020,800
Pool# MA0462
3.50%, 10/20/2042 855,608 805,651
Pool# MA0534
3.50%, 11/20/2042 1,947,095 1,834,904
Pool# MA0625
3.50%, 12/20/2042 410,770 386,835
Pool# MA0698
3.00%, 1/20/2043 447,795 409,198
Pool# MA0852
3.50%, 3/20/2043 451,696 426,167
Pool# MA0934
3.50%, 4/20/2043 410,205 386,470
Pool# AF1001
3.50%, 6/20/2043 369,713 343,541
Pool# MA1376
4.00%, 10/20/2043 179,492 173,940
Pool# AJ9335
3.50%, 10/20/2044 40,580 37,828
Pool# MA2677
3.00%, 3/20/2045 149,307 136,092
Pool# MA2754
3.50%, 4/20/2045 272,762 255,995
Pool# MA2824
2.50%, 5/20/2045 296,042 260,769
Pool# MA2825
3.00%, 5/20/2045 585,119 533,368
Pool# AM4381
3.50%, 5/20/2045 361,652 326,776
Pool# MA2891
3.00%, 6/20/2045 988,997 901,570
Pool# MA2892
3.50%, 6/20/2045 208,725 195,487
Pool# MA2960
3.00%, 7/20/2045 339,992 311,032
Pool# 784156
4.00%, 8/20/2045 143,644 136,999
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1103
3.50%, 9/20/2045 591,752 554,385
Pool# AO1099
3.50%, 9/20/2045 312,254 292,611
Pool# MA3106
4.00%, 9/20/2045 79,387 76,461
Pool# MA3172
3.00%, 10/20/2045 163,694 149,579
Pool# MA3173
3.50%, 10/20/2045 113,257 106,071
Pool# MA3174
4.00%, 10/20/2045 9,891 9,512
Pool# MA3243
3.00%, 11/20/2045 309,581 282,577
Pool# MA3244
3.50%, 11/20/2045 295,860 277,090
Pool# 784098
3.00%, 12/20/2045 604,258 551,238
Pool# MA3309
3.00%, 12/20/2045 529,126 482,698
Pool# MA3310
3.50%, 12/20/2045 219,879 205,301
Pool# 784111
3.00%, 1/20/2046 316,107 288,201
Pool# MA3377
4.00%, 1/20/2046 44,442 42,738
Pool# 784119
3.00%, 2/20/2046 600,563 547,540
Pool# 784115
3.00%, 2/20/2046 27,462 25,037
Pool# MA3520
3.00%, 3/20/2046 406,478 370,386
Pool# MA3521
3.50%, 3/20/2046 776,387 727,132
Pool# MA3522
4.00%, 3/20/2046 306,017 294,293
Pool# MA3596
3.00%, 4/20/2046 211,433 192,447
Pool# MA3597
3.50%, 4/20/2046 221,224 207,193
Pool# MA3662
3.00%, 5/20/2046 810,024 736,613
Pool# MA3735
3.00%, 6/20/2046 492,734 447,921
Pool# MA3736
3.50%, 6/20/2046 1,258,871 1,180,713
Pool# MA3804
4.00%, 7/20/2046 46,524 44,742
Pool# MA3873
3.00%, 8/20/2046 1,051,013 954,772
Pool# MA3876
4.50%, 8/20/2046 49,918 49,478
Pool# MA3936
3.00%, 9/20/2046 1,064,587 967,862
Pool# MA3939
4.50%, 9/20/2046 8,143 7,913
Pool# MA4006
4.50%, 10/20/2046 152,190 150,845
Pool# MA4068
3.00%, 11/20/2046 160,006 145,208

74 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4069
3.50%, 11/20/2046 16,454 15,432
Pool# MA4070
4.00%, 11/20/2046 28,743 27,641
Pool# MA4071
4.50%, 11/20/2046 10,258 10,153
Pool# MA4125
2.50%, 12/20/2046 94,615 82,997
Pool# MA4126
3.00%, 12/20/2046 1,636,780 1,486,712
Pool# MA4127
3.50%, 12/20/2046 394,749 369,703
Pool# MA4194
2.50%, 1/20/2047 363,614 319,423
Pool# MA4196
3.50%, 1/20/2047 102,151 95,787
Pool# MA4261
3.00%, 2/20/2047 429,534 389,669
Pool# MA4262
3.50%, 2/20/2047 1,560,536 1,461,553
Pool# MA4264
4.50%, 2/20/2047 12,030 11,881
Pool# MA4321
3.50%, 3/20/2047 776,534 727,392
Pool# AZ1974
3.50%, 4/20/2047 201,540 188,492
Pool# MA4382
3.50%, 4/20/2047 133,577 125,105
Pool# MA4383
4.00%, 4/20/2047 617,870 592,680
Pool# MA4384
4.50%, 4/20/2047 15,094 14,877
Pool# MA4509
3.00%, 6/20/2047 152,996 138,658
Pool# MA4511
4.00%, 6/20/2047 293,993 282,188
Pool# MA4512
4.50%, 6/20/2047 34,235 33,659
Pool# MA4585
3.00%, 7/20/2047 27,738 25,203
Pool# MA4587
4.00%, 7/20/2047 883,791 848,357
Pool# 784471
3.50%, 8/20/2047 358,730 335,830
Pool# BC1888
3.50%, 8/20/2047 331,320 309,877
Pool# MA4652
3.50%, 8/20/2047 304,859 284,873
Pool# MA4653
4.00%, 8/20/2047 45,973 44,125
Pool# 784408
3.50%, 10/20/2047 206,920 187,237
Pool# MA4780
4.50%, 10/20/2047 11,355 11,127
Pool# MA4836
3.00%, 11/20/2047 285,131 258,129
Pool# MA4837
3.50%, 11/20/2047 270,326 252,849
Pool# MA4838
4.00%, 11/20/2047 1,215,674 1,166,827
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784421
3.50%, 12/20/2047 302,893 277,054
Pool# MA4900
3.50%, 12/20/2047 194,652 182,320
Pool# MA4962
3.50%, 1/20/2048 394,963 370,146
Pool# MA5018
3.00%, 2/20/2048 107,779 97,314
Pool# MA5019
3.50%, 2/20/2048 20,451 19,131
Pool# 784480
3.50%, 4/20/2048 266,274 249,058
Pool# 784479
3.50%, 4/20/2048 185,916 173,923
Pool# 784481
3.50%, 4/20/2048 81,939 76,639
Pool# MA5137
4.00%, 4/20/2048 255,018 244,393
Pool# BD4034
4.00%, 4/20/2048 86,769 82,421
Pool# MA5138
4.50%, 4/20/2048 104,761 102,578
Pool# MA5191
3.50%, 5/20/2048 692,287 645,374
Pool# MA5192
4.00%, 5/20/2048 466,592 447,562
Pool# MA5265
4.50%, 6/20/2048 188,241 184,142
Pool# MA5331
4.50%, 7/20/2048 85,451 83,343
Pool# MA5398
4.00%, 8/20/2048 469,364 449,643
Pool# MA5399
4.50%, 8/20/2048 233,529 228,262
Pool# MA5465
3.50%, 9/20/2048 74,464 69,605
Pool# MA5466
4.00%, 9/20/2048 105,146 100,317
Pool# BJ2692
4.00%, 11/20/2048 68,051 64,388
Pool# MA5597
5.00%, 11/20/2048 8,034 8,016
Pool# MA5652
4.50%, 12/20/2048 108,176 105,668
Pool# 784656
4.50%, 12/20/2048 62,143 60,045
Pool# BK2856
4.50%, 12/20/2048 12,493 12,058
Pool# MA5653
5.00%, 12/20/2048 23,224 23,126
Pool# MA5712
5.00%, 1/20/2049 84,680 84,219
Pool# MA5818
4.50%, 3/20/2049 76,827 75,013
Pool# MA5878
5.00%, 4/20/2049 9,032 8,980
Pool# MA5987
4.50%, 6/20/2049 506,901 492,773
Pool# MA6041
4.50%, 7/20/2049 137,029 133,539

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6092
4.50%, 8/20/2049 59,718 57,960
Pool# MA6153
3.00%, 9/20/2049 110,408 99,617
Pool# MA6409
3.00%, 1/20/2050 763,594 688,941
Pool# MA6474
3.00%, 2/20/2050 712,846 642,984
Pool# MA6542
3.50%, 3/20/2050 179,608 168,387
Pool# MA6657
3.50%, 5/20/2050 365,256 340,299
Pool# MA6818
2.00%, 8/20/2050 1,279,947 1,081,318
Pool# BW4732
2.50%, 8/20/2050 952,417 803,473
Pool# BW6206
2.50%, 8/20/2050 892,105 752,654
Pool# MA6820
3.00%, 8/20/2050 1,256,773 1,131,682
Pool# MA6821
3.50%, 8/20/2050 605,785 564,925
Pool# MA6864
2.00%, 9/20/2050 1,303,207 1,103,637
Pool# BW4741
2.50%, 9/20/2050 922,632 778,604
Pool# BY0776
2.50%, 9/20/2050 606,392 511,730
Pool# BY0805
2.50%, 9/20/2050 603,018 508,716
Pool# MA6866
3.00%, 9/20/2050 328,701 295,776
Pool# MA6994
2.00%, 11/20/2050 1,741,819 1,469,890
Pool# MA7051
2.00%, 12/20/2050 2,481,848 2,092,634
Pool# MA7053
3.00%, 12/20/2050 868,191 782,438
Pool# MA7136
2.50%, 1/20/2051 1,836,409 1,597,514
Pool# MA7192
2.00%, 2/20/2051 4,427,085 3,731,830
Pool# MA7193
2.50%, 2/20/2051 504,665 439,025
Pool# MA7367
2.50%, 5/20/2051 3,798,601 3,300,396
Pool# MA7472
2.50%, 7/20/2051 3,311,119 2,867,240
Pool# MA7534
2.50%, 8/20/2051 2,756,309 2,390,006
Pool# MA7589
2.50%, 9/20/2051 479,882 415,969
Pool# MA7647
1.50%, 10/20/2051 395,800 317,300
Pool# MA7648
2.00%, 10/20/2051 3,555,490 2,992,972
Pool# MA7650
3.00%, 10/20/2051 2,354,665 2,111,305
Pool# MA7704
2.00%, 11/20/2051 910,179 765,771
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7705
2.50%, 11/20/2051 1,596,755 1,382,484
Pool# MA7766
2.00%, 12/20/2051 3,482,633 2,927,966
Pool# MA7767
2.50%, 12/20/2051 1,775,110 1,537,607
Pool# MA7768
3.00%, 12/20/2051 460,830 412,610
Pool# MA7826
2.00%, 1/20/2052 1,132,326 951,774
Pool# MA7935
2.00%, 3/20/2052 3,601,939 3,026,963
Pool# MA7936
2.50%, 3/20/2052 3,691,765 3,196,776
Pool# MA7986
2.00%, 4/20/2052 4,028,347 3,384,969
Pool# MA7987
2.50%, 4/20/2052 4,685,670 4,058,153
Pool# MA8042
2.50%, 5/20/2052 839,133 726,715
Pool# MA8043
3.00%, 5/20/2052 953,872 852,991
Pool# MA8147
2.50%, 7/20/2052 273,843 237,183
Pool# MA8148
3.00%, 7/20/2052 1,880,663 1,680,878
Pool# MA8197
2.50%, 8/20/2052 1,092,804 946,713
Pool# MA8265
3.00%, 9/20/2052 483,421 432,577
Pool# MA8726
5.50%, 3/20/2053 380,060 378,432
Pool# MA8801
5.50%, 4/20/2053 1,225,947 1,220,515
Pool# MA8948
5.50%, 6/20/2053 266,829 265,684
GNMA TBA
2.00%, 7/15/2053 600,000 504,258
2.50%, 7/15/2053 1,225,000 1,060,678
3.00%, 7/15/2053 2,072,000 1,851,283
4.00%, 7/15/2053 6,564,000 6,214,119
4.50%, 7/15/2053 8,400,000 8,109,648
5.00%, 7/15/2053 4,400,000 4,323,688
5.50%, 7/15/2053 3,900,000 3,881,719
Total Mortgage-Backed Securities
(cost $666,459,572)
602,671,679
Municipal Bonds 0 .6%
California 0 .3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 122,814
Bay Area Toll Authority, RB,
Series F-2, 6.26%, 4/1/2049 250,000 296,069
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 64,705

76 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 107,237
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 68,328
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 374,294
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 94,220
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 241,073
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 475,012
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 175,009
Series F, 6.58%, 5/15/2049 200,000 233,413
Series N, 3.26%, 5/15/2060 230,000 161,451
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 112,946
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 190,000 198,582
State of California
7.55%, 4/1/2039 1,410,000 1,776,323
7.63%, 3/1/2040 425,000 534,220
University of California
Series BD, 3.35%, 7/1/2029 200,000 185,353
Series F, 5.95%, 5/15/2045 300,000 327,142
Series AQ, 4.77%,
5/15/2115 150,000 130,748
5,678,939
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 531,623
Florida 0 .0%
†
State Board of Administration
Finance Corp.
Series A, 1.26%, 7/1/2025 95,000 87,709
Series A, 2.15%, 7/1/2030 105,000 87,518
175,227
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 473,000 541,614
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 295,000 334,364
State of Illinois, GO, 5.10%,
6/1/2033 945,000 928,658
1,263,022
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 62,853 60,517
Series A, 4.48%, 8/1/2039 50,000 47,245
5.20%, 12/1/2039 95,000 96,896
204,658
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 66,835
New Jersey 0 .0%
†
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 134,260
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 551,122
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 264,254
949,636
New York 0 .1%
City of New York, GO, 5.26%,
10/1/2052 35,000 37,061
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 571,923
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 321,136
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 500,000 524,237
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 260,417
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 662,705
3.18%, 7/15/2060 135,000 95,717
2,473,196

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 77
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 98,187
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 149,128
247,315
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 57,493
4.38%, 11/1/2045 60,000 55,876
113,369
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 111,836
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 201,748
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 228,554
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 72,095
Series A, 4.51%, 11/1/2051 45,000 41,880
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 33,067
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,481
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 270,937
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 348,171
Texas Natural Gas
Securitization Finance Corp.
5.10%, 4/1/2035 150,000 150,548
Series 2023-1, 5.17%,
4/1/2041 140,000 144,082
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 151,855
1,669,418
Virginia 0 .0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 55,887
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0 .0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 203,428
Total Municipal Bonds
(cost $14,157,193)
14,286,003
Supranational 1 .1%
African Development Bank
0.88%, 3/23/2026 200,000 180,637
4.38%, 3/14/2028 500,000 500,963
Asian Development Bank
1.50%, 10/18/2024 500,000 476,204
0.63%, 4/29/2025 1,000,000 923,509
0.38%, 9/3/2025 1,000,000 909,101
1.00%, 4/14/2026 200,000 181,161
1.50%, 1/20/2027 760,000 685,409
3.75%, 4/25/2028 1,250,000 1,221,088
1.88%, 1/24/2030 500,000 434,908
4.00%, 1/12/2033 350,000 349,617
Asian Infrastructure
Investment Bank (The)
0.50%, 10/30/2024 230,000 215,426
4.00%, 1/18/2028(b) 350,000 343,317
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 439,526
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 944,015
European Investment Bank
0.38%, 3/26/2026(b) 1,500,000 1,338,530
0.75%, 10/26/2026 290,000 256,709
2.38%, 5/24/2027(b) 2,000,000 1,853,478
3.63%, 7/15/2030 900,000 874,092
1.25%, 2/14/2031 300,000 246,437
3.75%, 2/14/2033 900,000 886,194
Inter-American Development
Bank
1.75%, 3/14/2025 500,000 472,805
0.63%, 7/15/2025 1,000,000 917,849
2.00%, 7/23/2026 1,000,000 925,817
2.25%, 6/18/2029 250,000 223,571
1.13%, 1/13/2031 2,000,000 1,617,462
3.50%, 4/12/2033 750,000 719,766
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 924,323
1.88%, 10/27/2026 400,000 366,805
2.50%, 11/22/2027 1,000,000 927,703
3.50%, 7/12/2028 1,000,000 965,393
1.13%, 9/13/2028 1,000,000 853,984
3.88%, 2/14/2030 850,000 836,607
0.88%, 5/14/2030 1,000,000 805,857
1.63%, 11/3/2031 1,000,000 834,234

78 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 502,086
Total Supranational
(cost $27,052,308)
25,154,583
U.S. Government Agency Securities 0 .7%
FHLB
2.75%, 12/13/2024 1,000,000 964,584
5.50%, 7/15/2036 1,500,000 1,692,362
FHLMC
0.25%, 8/24/2023 3,535,000 3,510,260
0.25%, 12/4/2023 1,030,000 1,007,755
0.38%, 7/21/2025 1,165,000 1,062,933
6.25%, 7/15/2032(b) 1,245,000 1,446,257
FNMA
0.50%, 6/17/2025 1,000,000 918,083
6.25%, 5/15/2029 2,500,000 2,763,405
7.25%, 5/15/2030 2,000,000 2,375,184
0.88%, 8/5/2030 440,000 353,689
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 506,447
Total U.S. Government Agency Securities
(cost $17,591,858)
16,600,959
U.S. Treasury Obligations 41 .1%
U.S. Treasury Bonds
6.88%, 8/15/2025 (b) 449,000 467,819
6.00%, 2/15/2026 4,042,000 4,176,996
6.50%, 11/15/2026 (b) 3,000,000 3,191,719
5.50%, 8/15/2028 (b) 3,000,000 3,179,531
5.38%, 2/15/2031 (b) 1,000,000 1,094,844
4.75%, 2/15/2037 (b) 709,600 784,995
5.00%, 5/15/2037 305,000 345,353
4.38%, 2/15/2038 3,050,000 3,245,867
4.25%, 5/15/2039 2,500,000 2,613,867
4.50%, 8/15/2039 1,080,000 1,160,916
4.38%, 11/15/2039 300,000 317,625
4.38%, 5/15/2040 1,000,000 1,056,602
3.88%, 8/15/2040 1,000,000 992,227
1.38%, 11/15/2040 1,500,000 1,003,594
4.25%, 11/15/2040 1,400,000 1,455,891
1.88%, 2/15/2041 1,000,000 726,211
4.75%, 2/15/2041 2,000,000 2,207,891
1.75%, 8/15/2041 4,300,000 3,020,918
3.75%, 8/15/2041 4,900,000 4,732,902
2.00%, 11/15/2041 6,000,000 4,391,953
3.13%, 11/15/2041 4,100,000 3,610,402
2.38%, 2/15/2042 3,000,000 2,335,664
3.13%, 2/15/2042 1,000,000 878,984
3.00%, 5/15/2042 1,000,000 859,531
3.25%, 5/15/2042 2,000,000 1,784,688
2.75%, 8/15/2042 5,000,000 4,119,922
3.38%, 8/15/2042 3,000,000 2,723,086
2.75%, 11/15/2042 1,500,000 1,233,809
4.00%, 11/15/2042 3,000,000 2,980,781
3.13%, 2/15/2043 1,750,000 1,526,123
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.88%, 2/15/2043 3,000,000 2,925,000
2.88%, 5/15/2043 3,850,000 3,220,314
3.88%, 5/15/2043 (b) 3,500,000 3,415,234
3.63%, 2/15/2044 3,500,000 3,279,063
3.38%, 5/15/2044 4,000,000 3,606,094
3.13%, 8/15/2044 5,700,000 4,932,504
3.00%, 11/15/2044 5,500,000 4,654,160
2.50%, 2/15/2045 6,500,000 5,032,422
3.00%, 5/15/2045 5,500,000 4,645,137
2.88%, 8/15/2045 3,300,000 2,723,145
2.50%, 2/15/2046 5,000,000 3,848,633
2.50%, 5/15/2046 3,000,000 2,306,836
2.88%, 11/15/2046 3,000,000 2,472,539
3.00%, 2/15/2047 2,000,000 1,683,906
3.00%, 5/15/2047 2,000,000 1,684,141
2.75%, 8/15/2047 2,500,000 2,010,937
2.75%, 11/15/2047 3,200,000 2,573,875
3.00%, 2/15/2048 3,000,000 2,529,492
3.13%, 5/15/2048 2,000,000 1,725,234
3.00%, 8/15/2048 3,000,000 2,531,016
3.38%, 11/15/2048 5,500,000 4,970,410
3.00%, 2/15/2049 3,000,000 2,536,992
2.88%, 5/15/2049 5,000,000 4,132,617
2.25%, 8/15/2049 3,000,000 2,179,570
2.38%, 11/15/2049 (b) 800,000 597,344
2.00%, 2/15/2050 4,500,000 3,084,785
1.25%, 5/15/2050 2,700,000 1,518,223
1.38%, 8/15/2050 5,000,000 2,905,273
1.63%, 11/15/2050 6,800,000 4,222,906
1.88%, 2/15/2051 6,400,000 4,237,750
2.38%, 5/15/2051 7,500,000 5,576,074
2.00%, 8/15/2051 7,200,000 4,908,094
1.88%, 11/15/2051 9,100,000 6,006,711
2.25%, 2/15/2052 (b) 6,000,000 4,335,938
2.88%, 5/15/2052 5,500,000 4,557,910
3.00%, 8/15/2052 5,200,000 4,421,219
4.00%, 11/15/2052 4,800,000 4,930,500
3.63%, 2/15/2053 (b) 5,100,000 4,894,406
3.63%, 5/15/2053 5,100,000 4,901,578
U.S. Treasury Notes
1.75%, 7/31/2024 2,000,000 1,923,594
2.13%, 7/31/2024 6,500,000 6,277,070
2.38%, 8/15/2024 17,353,000 16,792,417
0.38%, 9/15/2024 5,000,000 4,712,695
1.50%, 9/30/2024 14,000,000 13,357,969
2.13%, 9/30/2024 9,000,000 8,654,414
0.63%, 10/15/2024 6,000,000 5,652,891
1.50%, 10/31/2024 15,000,000 14,272,266
0.75%, 11/15/2024 6,000,000 5,643,281
2.25%, 11/15/2024 7,550,000 7,250,359
1.50%, 11/30/2024 5,000,000 4,747,266
2.13%, 11/30/2024 3,800,000 3,639,094
1.00%, 12/15/2024 1,000,000 941,133
2.25%, 12/31/2024 5,000,000 4,787,500
4.13%, 1/31/2025 2,000,000 1,968,594
2.00%, 2/15/2025 (b) 18,700,000 17,800,062
2.63%, 3/31/2025 4,300,000 4,127,496
3.88%, 4/30/2025 10,000,000 9,805,469
2.13%, 5/15/2025 6,300,000 5,983,031
0.25%, 5/31/2025 7,500,000 6,863,379

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 79
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.25%, 5/31/2025 (b) 10,000,000 9,874,219
0.25%, 7/31/2025 14,000,000 12,739,453
2.88%, 7/31/2025 6,500,000 6,248,887
2.00%, 8/15/2025 6,000,000 5,660,391
0.25%, 8/31/2025 4,000,000 3,629,062
2.75%, 8/31/2025 4,000,000 3,831,562
3.50%, 9/15/2025 10,000,000 9,729,687
0.25%, 9/30/2025 8,000,000 7,245,938
4.25%, 10/15/2025 3,000,000 2,966,484
0.25%, 10/31/2025 (b) 8,000,000 7,220,000
2.25%, 11/15/2025 8,500,000 8,030,508
4.50%, 11/15/2025 3,000,000 2,984,414
0.38%, 11/30/2025 10,200,000 9,207,094
2.88%, 11/30/2025 2,000,000 1,916,875
4.00%, 12/15/2025 4,000,000 3,937,344
0.38%, 12/31/2025 10,000,000 9,013,672
3.88%, 1/15/2026 6,000,000 5,887,969
0.38%, 1/31/2026 13,000,000 11,671,562
2.63%, 1/31/2026 4,000,000 3,806,719
1.63%, 2/15/2026 8,500,000 7,877,109
4.00%, 2/15/2026 11,000,000 10,831,133
0.50%, 2/28/2026 2,000,000 1,796,562
4.63%, 3/15/2026 10,000,000 10,010,937
0.75%, 3/31/2026 4,000,000 3,615,312
3.75%, 4/15/2026 5,500,000 5,383,125
0.75%, 4/30/2026 5,000,000 4,502,344
1.63%, 5/15/2026 2,000,000 1,845,391
3.63%, 5/15/2026 (b) 9,000,000 8,780,625
0.75%, 5/31/2026 3,000,000 2,694,727
0.88%, 6/30/2026 6,000,000 5,406,094
0.63%, 7/31/2026 2,000,000 1,781,797
1.50%, 8/15/2026 9,700,000 8,866,027
0.75%, 8/31/2026 5,000,000 4,459,375
1.38%, 8/31/2026 4,500,000 4,094,648
0.88%, 9/30/2026 8,000,000 7,157,500
1.63%, 9/30/2026 7,000,000 6,412,383
1.13%, 10/31/2026 8,000,000 7,193,750
1.63%, 10/31/2026 8,000,000 7,316,250
1.25%, 11/30/2026 2,000,000 1,801,953
1.25%, 12/31/2026 6,000,000 5,400,000
2.25%, 2/15/2027 1,200,000 1,115,859
1.88%, 2/28/2027 (b) 2,500,000 2,291,602
2.50%, 3/31/2027 2,500,000 2,342,871
2.75%, 4/30/2027 3,500,000 3,306,270
2.38%, 5/15/2027 5,700,000 5,307,680
0.50%, 5/31/2027 1,000,000 864,570
2.63%, 5/31/2027 3,000,000 2,818,828
0.50%, 6/30/2027 5,000,000 4,310,937
2.75%, 7/31/2027 3,000,000 2,828,320
2.25%, 8/15/2027 5,300,000 4,899,394
0.50%, 8/31/2027 8,000,000 6,863,125
3.13%, 8/31/2027 3,000,000 2,869,102
4.13%, 9/30/2027 4,000,000 3,977,656
0.50%, 10/31/2027 3,000,000 2,560,547
4.13%, 10/31/2027 2,000,000 1,989,531
2.25%, 11/15/2027 5,390,000 4,964,485
0.63%, 11/30/2027 8,500,000 7,279,785
3.88%, 11/30/2027 3,000,000 2,957,461
3.88%, 12/31/2027 4,500,000 4,436,895
0.75%, 1/31/2028 4,000,000 3,431,250
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 1/31/2028 4,000,000 3,884,219
2.75%, 2/15/2028 8,000,000 7,518,437
1.13%, 2/29/2028 3,000,000 2,614,453
4.00%, 2/29/2028 2,500,000 2,481,543
1.25%, 3/31/2028 1,500,000 1,312,852
3.63%, 3/31/2028 1,000,000 976,719
1.25%, 4/30/2028 5,000,000 4,367,969
3.50%, 4/30/2028 (b) 2,500,000 2,429,297
2.88%, 5/15/2028 7,000,000 6,604,883
1.25%, 5/31/2028 4,000,000 3,489,062
3.63%, 5/31/2028 (b) 5,500,000 5,379,687
1.25%, 6/30/2028 4,000,000 3,481,875
4.00%, 6/30/2028 4,200,000 4,177,031
1.00%, 7/31/2028 4,000,000 3,430,625
2.88%, 8/15/2028 8,500,000 8,006,602
1.13%, 8/31/2028 4,000,000 3,446,406
1.25%, 9/30/2028 4,500,000 3,895,488
1.38%, 10/31/2028 7,000,000 6,090,000
3.13%, 11/15/2028 7,000,000 6,668,320
1.50%, 11/30/2028 3,000,000 2,624,062
1.38%, 12/31/2028 9,500,000 8,240,137
1.75%, 1/31/2029 2,000,000 1,767,969
2.63%, 2/15/2029 8,772,000 8,128,149
1.88%, 2/28/2029 4,000,000 3,557,031
2.38%, 3/31/2029 5,000,000 4,564,844
2.88%, 4/30/2029 5,000,000 4,688,672
2.38%, 5/15/2029 5,700,000 5,196,797
2.75%, 5/31/2029 3,500,000 3,258,555
2.63%, 7/31/2029 3,000,000 2,771,367
1.63%, 8/15/2029 3,000,000 2,615,977
3.13%, 8/31/2029 4,000,000 3,799,219
3.88%, 9/30/2029 3,500,000 3,465,547
4.00%, 10/31/2029 2,500,000 2,493,457
1.75%, 11/15/2029 4,000,000 3,507,500
3.88%, 11/30/2029 4,500,000 4,459,219
3.88%, 12/31/2029 3,000,000 2,973,867
3.50%, 1/31/2030 3,000,000 2,911,055
1.50%, 2/15/2030 4,700,000 4,025,477
4.00%, 2/28/2030 5,700,000 5,695,992
3.63%, 3/31/2030 2,800,000 2,738,969
3.50%, 4/30/2030 6,000,000 5,825,625
0.63%, 5/15/2030 7,300,000 5,847,984
3.75%, 5/31/2030 4,500,000 4,437,422
3.75%, 6/30/2030 3,000,000 2,960,156
0.63%, 8/15/2030 7,000,000 5,576,758
0.88%, 11/15/2030 8,400,000 6,797,437
1.13%, 2/15/2031 (b) 9,000,000 7,401,094
1.63%, 5/15/2031 5,500,000 4,673,926
1.25%, 8/15/2031 9,500,000 7,795,937
1.38%, 11/15/2031 7,500,000 6,184,277
1.88%, 2/15/2032 7,100,000 6,081,594
2.88%, 5/15/2032 8,800,000 8,159,250
2.75%, 8/15/2032 8,200,000 7,517,414
4.13%, 11/15/2032 7,900,000 8,072,812
3.50%, 2/15/2033 8,700,000 8,474,344
3.38%, 5/15/2033 9,000,000 8,679,375
Total U.S. Treasury Obligations
(cost $1,013,495,929)
926,608,458

80 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements 1 .8%
Principal
Amount ($) Value ($)
Bank of America NA
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $8,003,374,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $8,160,000.
(h)(i) 8,000,000 8,000,000
BofA Securities, Inc.
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $8,003,374,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026;
total market value
$8,160,011. (h)(i) 8,000,000 8,000,000
Cantor Fitzgerald & Co.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,580,269,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$4,669,901. (h)(i) 4,578,334 4,578,334
CF Secured, LLC
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,105,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$5,102,147. (h)(i) 5,000,000 5,000,000
Credit Suisse AG
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,200,928,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052;
total market value
$2,244,946. (h)(i) 2,200,000 2,200,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,113,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $5,102,759.
(h)(i) 5,000,000 5,000,000
Pershing LLC
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $7,002,964,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$7,140,000. (h)(i) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $39,778,334)
39,778,334
Total Investments
(cost $2,494,044,603) — 100.7%
2,271,446,406
Liabilities in excess of other
assets — (0.7)% (16,709,632)
NET ASSETS — 100.0%
$ 2,254,736,774

NVIT Bond Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 81
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $187,802,078, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $39,778,334 and by $154,460,385 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.63%, and maturity dates ranging
from 7/31/2023 – 2/15/2053, a total value of $194,238,719.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$4,497,867 which represents 0.20% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $39,778,334.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks 98 .9%
Shares Value ($)
AUSTRALIA 7 .6%
Banks 1 .7%
ANZ Group Holdings Ltd. 263,932 4,185,256
Commonwealth Bank of
Australia 148,376 9,949,317
National Australia Bank Ltd. 275,822 4,868,469
Westpac Banking Corp. 308,373 4,398,997
23,402,039
Beverages 0 .0%
†
Treasury Wine Estates Ltd. 63,481 476,970
Broadline Retail 0 .2%
Wesfarmers Ltd. 99,700 3,287,856
Capital Markets 0 .3%
ASX Ltd. 17,463 735,591
Macquarie Group Ltd. 32,265 3,844,865
4,580,456
Chemicals 0 .0%
†
Orica Ltd. 43,395 430,387
Commercial Services & Supplies 0 .1%
Brambles Ltd. 124,460 1,197,899
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 115,048 1,414,000
Endeavour Group Ltd. 132,028 556,132
Woolworths Group Ltd. 107,098 2,841,676
4,811,808
Diversified Consumer Services 0 .0%
†
IDP Education Ltd.(a) 20,518 303,398
Diversified REITs 0 .1%
GPT Group (The) 163,541 451,973
Mirvac Group 341,991 517,059
Stockland 207,550 559,743
1,528,775
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 349,751 1,003,841
Electric Utilities 0 .1%
Origin Energy Ltd. 148,252 828,736
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd. 21,336 452,315
Gas Utilities 0 .1%
APA Group 105,713 683,900
Ground Transportation 0 .0%
†
Aurizon Holdings Ltd. 157,539 412,593
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 5,571 852,461
Health Care Providers & Services 0 .1%
EBOS Group Ltd. 15,246 344,957
Ramsay Health Care Ltd.(a) 16,394 616,686
Sonic Healthcare Ltd. 38,580 917,650
1,879,293
Hotels, Restaurants & Leisure 0 .4%
Aristocrat Leisure Ltd. 51,084 1,322,794
Flutter Entertainment plc* 15,504 3,120,414
Lottery Corp. Ltd. (The) 195,313 669,886
5,113,094
Common Stocks
Shares Value ($)
AUSTRALIA
Industrial REITs 0 .1%
Goodman Group 148,728 1,992,300
Insurance 0 .3%
Insurance Australia Group
Ltd. 221,225 842,853
Medibank Pvt Ltd. 239,796 564,303
QBE Insurance Group Ltd. 131,184 1,380,656
Suncorp Group Ltd. 107,988 974,177
3,761,989
Interactive Media & Services 0 .1%
REA Group Ltd.(a) 4,439 425,240
SEEK Ltd. 31,559 457,890
883,130
Metals & Mining 2 .6%
BHP Group Ltd. 445,178 13,248,938
BlueScope Steel Ltd. 41,522 572,836
Fortescue Metals Group Ltd. 148,816 2,216,316
Glencore plc 937,978 5,320,718
IGO Ltd. 59,195 604,180
Mineral Resources Ltd. 15,464 742,841
Newcrest Mining Ltd. 78,471 1,402,040
Northern Star Resources Ltd. 97,532 791,771
Pilbara Minerals Ltd. 245,361 809,139
Rio Tinto Ltd. 32,622 2,510,539
Rio Tinto plc 98,929 6,284,914
South32 Ltd. 405,435 1,022,511
35,526,743
Office REITs 0 .0%
†
Dexus 91,836 477,960
Oil, Gas & Consumable Fuels 0 .4%
Ampol Ltd. 19,569 392,507
Santos Ltd. 288,476 1,452,963
Woodside Energy Group Ltd. 166,861 3,860,742
5,706,212
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 83,574 346,553
Professional Services 0 .1%
Computershare Ltd. 49,831 780,183
Real Estate Management & Development 0 .0%
†
Lendlease Corp. Ltd. 67,713 350,379
Retail REITs 0 .1%
Scentre Group 475,279 839,451
Vicinity Ltd. 329,354 404,871
1,244,322
Software 0 .1%
WiseTech Global Ltd.(a) 15,089 808,363
Trading Companies & Distributors 0 .0%
†
Reece Ltd.(a) 18,060 225,102
Transportation Infrastructure 0 .2%
Transurban Group 270,714 2,578,604
105,927,661
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 29,666 1,041,685

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
AUSTRIA
Electric Utilities 0 .0%
†
Verbund AG 5,866 471,114
Metals & Mining 0 .0%
†
voestalpine AG(a) 10,407 373,979
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 13,078 554,138
Paper & Forest Products 0 .1%
Mondi plc 43,916 670,516
3,111,432
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 22,628 1,582,346
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 76,331 4,323,097
Chemicals 0 .1%
Solvay SA 6,692 749,487
Umicore SA 18,800 525,538
1,275,025
Distributors 0 .0%
†
D'ieteren Group 1,911 337,946
Electric Utilities 0 .0%
†
Elia Group SA/NV 2,584 328,260
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 4,876 384,349
Groupe Bruxelles Lambert
NV 4,063 320,213
Sofina SA 1,194 247,534
952,096
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 13,861 380,220
Insurance 0 .1%
Ageas SA/NV 14,322 580,462
Pharmaceuticals 0 .1%
UCB SA 10,870 963,379
10,722,831
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 14,711 519,434
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 16,881 405,930
CHILE 0 .0%
†
Metals & Mining 0 .0%
†
Antofagasta plc 34,922 650,804
CHINA 0 .6%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 318,500 974,848
Beverages 0 .0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 149,500 385,500
Common Stocks
Shares Value ($)
CHINA
Broadline Retail 0 .4%
Prosus NV*(a) 70,437 5,154,439
Building Products 0 .0%
†
Xinyi Glass Holdings Ltd. 132,000 206,370
Food Products 0 .1%
Wilmar International Ltd. 166,794 469,709
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 127,000 233,089
Real Estate Management & Development 0 .0%
†
ESR Group Ltd. Reg. S(b) 191,400 329,510
7,753,465
DENMARK 3 .0%
Air Freight & Logistics 0 .2%
DSV A/S 16,359 3,442,785
Banks 0 .1%
Danske Bank A/S* 60,614 1,476,177
Beverages 0 .1%
Carlsberg A/S
, Class B
8,631 1,380,032
Biotechnology 0 .2%
Genmab A/S* 5,796 2,199,849
Building Products 0 .0%
†
ROCKWOOL A/S
, Class B
699 180,758
Chemicals 0 .1%
Chr Hansen Holding A/S 9,469 658,606
Novozymes A/S
, Class B
17,406 810,670
1,469,276
Electric Utilities 0 .1%
Orsted A/S Reg. S(b) 17,014 1,607,438
Electrical Equipment 0 .2%
Vestas Wind Systems A/S* 88,746 2,357,895
Health Care Equipment & Supplies 0 .1%
Coloplast A/S
, Class B
10,569 1,321,417
Demant A/S* 7,552 319,570
1,640,987
Insurance 0 .0%
†
Tryg A/S 32,612 705,872
Marine Transportation 0 .1%
AP Moller - Maersk A/S
,
Class A
279 486,885
AP Moller - Maersk A/S
,
Class B
429 754,739
1,241,624
Pharmaceuticals 1 .7%
Novo Nordisk A/S
, Class B
145,478 23,496,699
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 7,939 709,446
41,908,838
FINLAND 1 .1%
Banks 0 .2%
Nordea Bank Abp 285,107 3,106,410

84 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Communications Equipment 0 .2%
Nokia OYJ 486,709 2,042,485
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ
, Class B
23,790 447,726
Diversified Telecommunication Services 0 .1%
Elisa OYJ 12,848 686,239
Electric Utilities 0 .0%
†
Fortum OYJ 38,960 521,734
Insurance 0 .1%
Sampo OYJ
, Class A
40,414 1,812,522
Machinery 0 .2%
Kone OYJ
, Class B
29,503 1,541,122
Metso OYJ 56,615 682,030
Wartsila OYJ Abp(a) 40,478 456,061
2,679,213
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ(a) 36,962 1,424,550
Paper & Forest Products 0 .2%
Stora Enso OYJ
, Class R
49,510 573,799
UPM-Kymmene OYJ 46,537 1,386,910
1,960,709
Pharmaceuticals 0 .0%
†
Orion OYJ
, Class B
8,849 367,211
15,048,799
FRANCE 10 .5%
Aerospace & Defense 1 .0%
Airbus SE 52,094 7,530,464
Dassault Aviation SA 2,288 457,804
Safran SA 30,038 4,719,320
Thales SA 9,020 1,350,185
14,057,773
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 59,618 1,762,384
Valeo 18,726 401,809
2,164,193
Automobiles 0 .1%
Renault SA 16,544 698,054
Banks 0 .7%
BNP Paribas SA 97,624 6,166,846
Credit Agricole SA 106,996 1,271,044
Societe Generale SA 63,436 1,651,358
9,089,248
Beverages 0 .3%
Pernod Ricard SA 18,134 4,006,513
Remy Cointreau SA 1,823 292,269
4,298,782
Building Products 0 .2%
Cie de Saint-Gobain 43,061 2,623,165
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 4,809 284,220
Chemicals 0 .6%
Air Liquide SA 46,014 8,249,483
Common Stocks
Shares Value ($)
FRANCE
Chemicals
Arkema SA 5,154 486,174
8,735,657
Construction & Engineering 0 .5%
Bouygues SA 18,100 607,902
Eiffage SA 6,459 674,481
Vinci SA 46,705 5,428,396
6,710,779
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 51,765 981,007
Diversified Telecommunication Services 0 .1%
Orange SA 163,634 1,913,912
Electrical Equipment 0 .2%
Legrand SA 23,173 2,298,800
Entertainment 0 .0%
†
Bollore SE 72,884 454,195
Financial Services 0 .2%
Edenred 22,149 1,483,117
Eurazeo SE 4,146 291,850
Wendel SE 2,192 225,195
Worldline SA Reg. S*(b) 20,109 735,987
2,736,149
Food Products 0 .3%
Danone SA 56,422 3,457,360
Health Care Equipment & Supplies 0 .4%
BioMerieux 3,455 362,599
EssilorLuxottica SA 25,570 4,830,521
5,193,120
Hotels, Restaurants & Leisure 0 .1%
Accor SA 15,849 589,354
La Francaise des Jeux
SAEM Reg. S(b) 9,632 379,241
Sodexo SA 7,998 880,778
1,849,373
Household Durables 0 .0%
†
SEB SA 1,982 204,922
Insurance 0 .3%
AXA SA 161,219 4,762,978
Interactive Media & Services 0 .0%
†
Adevinta ASA* 30,065 197,183
IT Services 0 .2%
Capgemini SE 14,690 2,782,891
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 2,497 623,992
Machinery 0 .1%
Alstom SA(a) 28,830 860,566
Media 0 .2%
Publicis Groupe SA 20,402 1,591,540
Vivendi SE 63,501 585,437
2,176,977
Multi-Utilities 0 .3%
Engie SA 160,507 2,669,734
Veolia Environnement SA 60,626 1,916,781
4,586,515

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
FRANCE
Office REITs 0 .0%
†
Covivio SA 4,146 196,139
Gecina SA 4,125 439,439
635,578
Oil, Gas & Consumable Fuels 0 .9%
TotalEnergies SE 207,899 11,915,202
Personal Care Products 0 .7%
L'Oreal SA 21,164 9,876,761
Pharmaceuticals 0 .0%
†
Ipsen SA 3,465 416,987
Professional Services 0 .1%
Bureau Veritas SA 26,496 726,779
Teleperformance 5,078 852,473
1,579,252
Retail REITs 0 .1%
Klepierre SA 18,139 450,020
Unibail-Rodamco-Westfield* 10,082 532,865
982,885
Software 0 .2%
Dassault Systemes SE 58,463 2,592,606
Textiles, Apparel & Luxury Goods 2 .3%
Hermes International 2,783 6,054,268
Kering SA 6,542 3,623,205
LVMH Moet Hennessy Louis
Vuitton SE 24,266 22,900,445
32,577,918
Transportation Infrastructure 0 .1%
Aeroports de Paris 2,745 394,413
Getlink SE 31,417 534,542
928,955
145,247,955
GERMANY 8 .4%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 4,646 1,203,800
Rheinmetall AG 3,723 1,022,223
2,226,023
Air Freight & Logistics 0 .3%
Deutsche Post AG
(Registered) 88,445 4,318,983
Automobile Components 0 .1%
Continental AG 9,726 732,993
Automobiles 1 .1%
Bayerische Motoren Werke
AG 29,096 3,573,464
Bayerische Motoren Werke
AG (Preference) 5,025 571,359
Dr Ing hc F Porsche AG
(Preference) 9,927 1,232,092
Mercedes-Benz Group AG 75,213 6,053,259
Porsche Automobil Holding
SE (Preference)* 13,916 837,029
Volkswagen AG 2,526 421,434
Volkswagen AG (Preference) 18,121 2,430,523
15,119,160
Banks 0 .1%
Commerzbank AG 91,119 1,008,960
Common Stocks
Shares Value ($)
GERMANY
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 170,329 1,787,310
Deutsche Boerse AG 16,697 3,083,674
4,870,984
Chemicals 0 .5%
BASF SE 78,551 3,813,851
Covestro AG Reg. S*(b) 17,253 895,869
Evonik Industries AG 19,951 379,229
Symrise AG
, Class A
11,826 1,238,897
Wacker Chemie AG(a) 1,660 227,804
6,555,650
Construction Materials 0 .1%
Heidelberg Materials AG 13,139 1,078,907
Consumer Staples Distribution & Retail 0 .0%
†
HelloFresh SE*(a) 13,648 337,463
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 284,832 6,208,466
Telefonica Deutschland
Holding AG 83,942 235,896
6,444,362
Electrical Equipment 0 .1%
Siemens Energy AG* 47,165 832,556
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 3,784 409,165
Siemens Healthineers AG
Reg. S(b) 24,170 1,367,955
1,777,120
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG
& Co. KGaA(a) 18,230 870,639
Fresenius SE & Co. KGaA 36,014 996,869
1,867,508
Household Products 0 .1%
Henkel AG & Co. KGaA 9,232 649,781
Henkel AG & Co. KGaA
(Preference) 14,859 1,187,779
1,837,560
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 55,563 2,418,502
Industrial Conglomerates 0 .8%
Siemens AG (Registered) 66,788 11,116,761
Insurance 1 .0%
Allianz SE (Registered) 35,443 8,244,359
Hannover Rueck SE 5,244 1,111,987
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 12,312 4,616,830
Talanx AG(a) 5,760 330,216
14,303,392
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 6,712 425,473
IT Services 0 .0%
†
Bechtle AG 8,050 318,964

86 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Life Sciences Tools & Services 0 .1%
Sartorius AG (Preference) 2,215 759,578
Machinery 0 .2%
Daimler Truck Holding AG 42,921 1,545,352
GEA Group AG 13,207 551,947
Knorr-Bremse AG 6,840 522,233
Rational AG 404 292,301
2,911,833
Multi-Utilities 0 .2%
E.ON SE 196,212 2,500,984
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)* 50,076 512,549
Personal Care Products 0 .1%
Beiersdorf AG 8,782 1,161,921
Pharmaceuticals 0 .5%
Bayer AG (Registered) 86,334 4,773,058
Merck KGaA 11,574 1,913,557
6,686,615
Real Estate Management & Development 0 .1%
LEG Immobilien SE* 6,907 396,676
Vonovia SE(a) 60,884 1,188,730
1,585,406
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 114,763 4,732,885
Software 0 .9%
Nemetschek SE(a) 4,770 357,214
SAP SE 91,765 12,529,950
12,887,164
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 13,263 381,594
Zalando SE Reg. S*^∞(b) 5,968 171,664
553,258
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 14,445 2,801,679
Puma SE 9,260 556,857
3,358,536
Trading Companies & Distributors 0 .1%
Brenntag SE 13,195 1,028,016
116,270,066
HONG KONG 2 .3%
Banks 0 .1%
Hang Seng Bank Ltd. 66,200 942,825
Capital Markets 0 .3%
Futu Holdings Ltd., ADR*(a) 5,070 201,482
Hong Kong Exchanges &
Clearing Ltd. 109,700 4,171,785
4,373,267
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 354,220 412,558
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 59,500 314,955
CLP Holdings Ltd. 142,500 1,109,154
Power Assets Holdings Ltd. 123,000 645,161
2,069,270
Common Stocks
Shares Value ($)
HONG KONG
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 703,545 373,885
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 1,024,266 885,843
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 137,500 632,899
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 13,600 682,448
Jardine Matheson Holdings
Ltd. 600 30,433
712,881
Insurance 1 .0%
AIA Group Ltd. 1,023,400 10,441,938
Prudential plc 245,292 3,459,193
13,901,131
Machinery 0 .1%
Techtronic Industries Co. Ltd. 121,000 1,323,999
Real Estate Management & Development 0 .4%
CK Asset Holdings Ltd. 172,516 957,420
Hang Lung Properties Ltd. 156,000 240,774
Henderson Land
Development Co. Ltd. 135,775 404,848
Hongkong Land Holdings
Ltd. 95,100 367,086
Hongkong Land Holdings
Ltd. 100 391
New World Development Co.
Ltd. 119,231 294,497
Sino Land Co. Ltd. 293,000 360,301
Sun Hung Kai Properties Ltd. 126,000 1,589,220
Swire Pacific Ltd.
, Class A
38,000 292,359
Swire Properties Ltd. 110,800 273,106
Wharf Real Estate
Investment Co. Ltd. 138,500 693,198
5,473,200
Retail REITs 0 .1%
Link REIT 226,840 1,262,895
32,364,653
IRELAND 0 .7%
Banks 0 .1%
AIB Group plc 121,552 511,391
Bank of Ireland Group plc 97,380 930,374
1,441,765
Building Products 0 .1%
Kingspan Group plc 14,055 935,762
Construction Materials 0 .3%
CRH plc 65,066 3,593,755
Containers & Packaging 0 .0%
†
Smurfit Kappa Group plc 22,206 741,218
Food Products 0 .1%
Kerry Group plc
, Class A
(a) 14,005 1,366,491

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
IRELAND
Trading Companies & Distributors 0 .1%
AerCap Holdings NV* 14,823 941,557
9,020,548
ISRAEL 0 .6%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 2,289 477,095
Banks 0 .2%
Bank Hapoalim BM 109,425 897,438
Bank Leumi Le-Israel BM 134,913 1,010,822
Israel Discount Bank Ltd.
,
Class A
108,494 539,399
Mizrahi Tefahot Bank Ltd. 13,283 443,907
2,891,566
Chemicals 0 .0%
†
ICL Group Ltd. 71,495 391,463
IT Services 0 .0%
†
Wix.com Ltd.* 4,836 378,369
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 101,793 766,501
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 3,509 198,322
Semiconductors & Semiconductor Equipment 0 .0%
†
Tower Semiconductor Ltd.* 10,623 392,499
Software 0 .2%
Check Point Software
Technologies Ltd.* 8,485 1,065,886
Nice Ltd.* 5,533 1,141,798
2,207,684
7,703,499
ITALY 2 .2%
Automobiles 0 .3%
Ferrari NV 11,077 3,626,444
Banks 0 .6%
FinecoBank Banca Fineco
SpA 55,789 752,533
Intesa Sanpaolo SpA 1,418,404 3,728,010
Mediobanca Banca di
Credito Finanziario SpA 46,906 562,484
UniCredit SpA 162,025 3,778,452
8,821,479
Beverages 0 .1%
Coca-Cola HBC AG 18,455 549,889
Davide Campari-Milano NV 44,169 612,120
1,162,009
Diversified Telecommunication Services 0 .1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 27,811 367,205
Telecom Italia SpA*(a) 974,463 274,750
641,955
Electric Utilities 0 .4%
Enel SpA 714,748 4,814,750
Terna - Rete Elettrica
Nazionale 120,938 1,030,150
5,844,900
Common Stocks
Shares Value ($)
ITALY
Electrical Equipment 0 .1%
Prysmian SpA 23,179 970,831
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 48,821 383,295
Gas Utilities 0 .1%
Snam SpA 171,556 896,556
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 2,475 257,581
Health Care Providers & Services 0 .0%
†
Amplifon SpA 11,235 412,345
Insurance 0 .2%
Assicurazioni Generali SpA 89,068 1,813,989
Poste Italiane SpA Reg. S(b) 43,941 476,724
2,290,713
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 204,007 2,941,676
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 459,699
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 17,904 1,238,840
29,948,323
JAPAN 22 .2%
Air Freight & Logistics 0 .1%
Nippon Express Holdings,
Inc.(a) 6,300 355,307
SG Holdings Co. Ltd. 27,300 389,507
Yamato Holdings Co. Ltd. 24,400 441,277
1,186,091
Automobile Components 0 .4%
Aisin Corp. 12,200 377,116
Bridgestone Corp.(a) 50,200 2,062,735
Denso Corp. 37,600 2,534,854
Koito Manufacturing Co. Ltd. 17,200 312,191
Sumitomo Electric Industries
Ltd. 64,600 792,692
6,079,588
Automobiles 1 .7%
Honda Motor Co. Ltd. 135,300 4,087,220
Isuzu Motors Ltd. 51,600 628,228
Mazda Motor Corp. 48,180 470,860
Nissan Motor Co. Ltd. 208,500 861,035
Subaru Corp. 52,500 993,305
Suzuki Motor Corp. 32,100 1,166,473
Toyota Motor Corp. 931,970 14,893,847
Yamaha Motor Co. Ltd.(a) 26,100 752,076
23,853,044
Banks 1 .4%
Chiba Bank Ltd. (The) 50,200 304,557
Concordia Financial Group
Ltd. 85,000 334,996
Japan Post Bank Co. Ltd. 128,400 1,005,975
Mitsubishi UFJ Financial
Group, Inc. 1,003,467 7,406,954
Mizuho Financial Group, Inc. 211,951 3,235,029
Resona Holdings, Inc. 182,900 876,428

88 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Banks
Shizuoka Financial Group,
Inc. 42,600 309,478
Sumitomo Mitsui Financial
Group, Inc. 114,753 4,911,561
Sumitomo Mitsui Trust
Holdings, Inc. 28,940 1,035,547
19,420,525
Beverages 0 .2%
Asahi Group Holdings Ltd. 42,000 1,628,046
Kirin Holdings Co. Ltd.(a) 68,300 997,476
Suntory Beverage & Food
Ltd.(a) 11,700 424,260
3,049,782
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 33,600 602,105
Rakuten Group, Inc. 134,700 469,161
1,071,266
Building Products 0 .4%
AGC, Inc.(a) 17,000 611,838
Daikin Industries Ltd. 23,200 4,735,693
Lixil Corp. 24,400 309,885
TOTO Ltd. 11,600 349,872
6,007,288
Capital Markets 0 .2%
Daiwa Securities Group, Inc. 116,900 604,864
Japan Exchange Group, Inc. 44,700 781,975
Nomura Holdings, Inc. 248,600 943,494
SBI Holdings, Inc. 20,490 395,554
2,725,887
Chemicals 0 .8%
Asahi Kasei Corp. 113,800 772,481
JSR Corp. 14,300 411,104
Mitsubishi Chemical Group
Corp. 113,500 684,339
Mitsui Chemicals, Inc. 15,000 443,296
Nippon Paint Holdings Co.
Ltd. 86,200 712,609
Nippon Sanso Holdings
Corp. 15,700 341,265
Nissan Chemical Corp. 11,100 478,339
Nitto Denko Corp. 12,800 948,800
Shin-Etsu Chemical Co. Ltd. 160,100 5,321,210
Sumitomo Chemical Co. Ltd. 127,100 386,889
Toray Industries, Inc. 125,000 698,346
Tosoh Corp. 19,900 235,930
11,434,608
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 19,300 547,208
Secom Co. Ltd. 18,400 1,245,909
Toppan, Inc. 21,500 464,526
2,257,643
Construction & Engineering 0 .1%
Kajima Corp. 36,100 546,038
Obayashi Corp. 60,900 527,717
Shimizu Corp. 54,300 342,930
Taisei Corp. 15,800 552,628
1,969,313
Common Stocks
Shares Value ($)
JAPAN
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd. 57,500 1,177,039
Kobe Bussan Co. Ltd. 12,200 315,369
MatsukiyoCocokara & Co. 9,600 539,468
Seven & i Holdings Co. Ltd. 66,200 2,862,350
Welcia Holdings Co. Ltd. 9,300 193,504
5,087,730
Diversified REITs 0 .1%
Daiwa House REIT
Investment Corp. 181 347,392
Nomura Real Estate Master
Fund, Inc. 403 464,758
812,150
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 2,706,400 3,206,798
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 56,700 692,429
Kansai Electric Power Co.,
Inc. (The) 62,000 778,957
Tokyo Electric Power Co.
Holdings, Inc.* 130,200 477,529
1,948,915
Electrical Equipment 0 .4%
Fuji Electric Co. Ltd. 10,700 471,510
Mitsubishi Electric Corp. 169,800 2,386,155
Nidec Corp. 36,700 2,017,250
4,874,915
Electronic Equipment, Instruments & Components 1 .3%
Azbil Corp. 10,200 322,766
Hamamatsu Photonics KK 12,300 603,805
Hirose Electric Co. Ltd. 2,894 385,189
Ibiden Co. Ltd. 9,400 533,038
Keyence Corp. 17,144 8,107,709
Kyocera Corp. 27,600 1,500,232
Murata Manufacturing Co.
Ltd. 50,500 2,897,683
Omron Corp. 15,400 943,388
Shimadzu Corp. 20,900 647,046
TDK Corp. 34,200 1,324,266
Yokogawa Electric Corp. 18,700 343,177
17,608,299
Entertainment 0 .5%
Capcom Co. Ltd. 15,100 598,458
Koei Tecmo Holdings Co.
Ltd.(a) 11,120 192,333
Konami Group Corp. 9,100 476,872
Nexon Co. Ltd. 35,500 680,249
Nintendo Co. Ltd. 91,300 4,153,035
Square Enix Holdings Co.
Ltd. 6,900 321,281
Toho Co. Ltd. 9,100 346,200
6,768,428
Financial Services 0 .2%
GMO Payment Gateway, Inc. 4,100 320,087
Mitsubishi HC Capital, Inc. 80,000 476,680
ORIX Corp. 103,100 1,885,551
2,682,318

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
JAPAN
Food Products 0 .3%
Ajinomoto Co., Inc. 39,000 1,552,809
Kikkoman Corp. 11,700 660,234
MEIJI Holdings Co. Ltd. 19,360 432,493
Nisshin Seifun Group, Inc. 15,723 194,302
Nissin Foods Holdings Co.
Ltd. 5,800 479,061
Yakult Honsha Co. Ltd. 11,600 734,969
4,053,868
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 33,000 506,222
Tokyo Gas Co. Ltd. 35,200 769,037
1,275,259
Ground Transportation 0 .5%
Central Japan Railway Co. 12,500 1,567,579
East Japan Railway Co. 27,076 1,501,515
Hankyu Hanshin Holdings,
Inc. 20,200 669,073
Keio Corp. 8,899 279,824
Keisei Electric Railway Co.
Ltd. 11,000 455,916
Kintetsu Group Holdings Co.
Ltd. 16,900 585,570
Odakyu Electric Railway Co.
Ltd. 24,100 322,986
Tobu Railway Co. Ltd. 17,000 456,132
Tokyu Corp. 46,900 565,596
West Japan Railway Co. 19,900 828,179
7,232,370
Health Care Equipment & Supplies 0 .6%
Asahi Intecc Co. Ltd. 20,000 393,244
Hoya Corp. 31,400 3,745,687
Olympus Corp. 105,700 1,673,113
Sysmex Corp. 14,400 984,340
Terumo Corp. 59,000 1,876,443
8,672,827
Health Care Technology 0 .1%
M3, Inc. 37,800 817,205
Hotels, Restaurants & Leisure 0 .3%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 312,141
Oriental Land Co. Ltd. 95,900 3,744,038
4,056,179
Household Durables 1 .0%
Iida Group Holdings Co. Ltd. 13,000 220,003
Open House Group Co. Ltd. 6,200 223,662
Panasonic Holdings Corp. 194,100 2,377,721
Sekisui Chemical Co. Ltd. 31,200 451,315
Sekisui House Ltd. 53,200 1,076,561
Sharp Corp.* 22,900 127,613
Sony Group Corp. 110,800 9,938,498
14,415,373
Household Products 0 .1%
Unicharm Corp. 36,000 1,333,835
Industrial Conglomerates 0 .5%
Hikari Tsushin, Inc.(a) 1,900 273,059
Hitachi Ltd. 82,400 5,099,869
Toshiba Corp. 35,200 1,103,313
6,476,241
Common Stocks
Shares Value ($)
JAPAN
Industrial REITs 0 .1%
GLP J-REIT 419 413,155
Nippon Prologis REIT, Inc. 202 405,237
818,392
Insurance 0 .7%
Dai-ichi Life Holdings, Inc. 82,600 1,584,464
Japan Post Holdings Co. Ltd. 192,900 1,387,058
Japan Post Insurance Co.
Ltd. 19,600 294,680
MS&AD Insurance Group
Holdings, Inc. 37,441 1,334,084
Sompo Holdings, Inc. 27,350 1,226,106
T&D Holdings, Inc. 45,100 666,317
Tokio Marine Holdings, Inc. 158,400 3,657,328
10,150,037
Interactive Media & Services 0 .0%
†
Z Holdings Corp. 233,600 564,120
IT Services 0 .5%
Fujitsu Ltd. 15,400 1,985,475
Itochu Techno-Solutions
Corp. 8,700 220,147
NEC Corp. 20,700 1,006,460
Nomura Research Institute
Ltd. 34,715 957,404
NTT Data Group Corp. 57,400 803,694
Obic Co. Ltd. 5,900 945,904
Otsuka Corp. 9,400 365,796
SCSK Corp. 12,600 198,323
TIS, Inc. 19,700 493,594
6,976,797
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 52,500 1,214,818
Shimano, Inc. 6,700 1,121,491
Yamaha Corp. 11,900 457,624
2,793,933
Machinery 1 .1%
Daifuku Co. Ltd. 25,700 526,234
FANUC Corp. 84,300 2,964,021
Hitachi Construction
Machinery Co. Ltd. 10,200 287,314
Hoshizaki Corp. 9,400 338,032
Komatsu Ltd. 81,300 2,199,841
Kubota Corp.(a) 90,400 1,316,888
Kurita Water Industries Ltd. 9,600 368,973
Makita Corp. 18,900 530,520
MINEBEA MITSUMI, Inc. 31,600 598,396
MISUMI Group, Inc. 24,900 498,360
Mitsubishi Heavy Industries
Ltd. 28,000 1,309,953
NGK Insulators Ltd. 22,400 267,959
SMC Corp. 5,000 2,779,002
Toyota Industries Corp. 13,100 939,791
Yaskawa Electric Corp. 21,600 994,371
15,919,655
Marine Transportation 0 .1%
Kawasaki Kisen Kaisha Ltd. 12,500 303,258
Mitsui OSK Lines Ltd.(a) 31,200 746,624
Nippon Yusen KK(a) 41,200 915,568
1,965,450

90 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Media 0 .1%
CyberAgent, Inc. 40,700 297,241
Dentsu Group, Inc.(a) 17,001 557,636
Hakuhodo DY Holdings, Inc. 24,000 253,396
1,108,273
Metals & Mining 0 .2%
JFE Holdings, Inc. 43,100 618,469
Nippon Steel Corp. 71,944 1,510,213
Sumitomo Metal Mining Co.
Ltd. 22,300 718,749
2,847,431
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 108 410,916
Nippon Building Fund, Inc. 135 531,020
941,936
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 253,239 867,676
Idemitsu Kosan Co. Ltd. 17,056 342,389
Inpex Corp.(a) 85,300 951,276
2,161,341
Paper & Forest Products 0 .0%
†
Oji Holdings Corp. 83,100 311,272
Passenger Airlines 0 .0%
†
ANA Holdings, Inc.* 13,200 314,937
Japan Airlines Co. Ltd. 12,186 264,722
579,659
Personal Care Products 0 .3%
Kao Corp. 41,300 1,495,869
Kobayashi Pharmaceutical
Co. Ltd. 5,000 272,051
Kose Corp. 2,600 249,930
Shiseido Co. Ltd. 34,800 1,576,654
3,594,504
Pharmaceuticals 1 .3%
Astellas Pharma, Inc. 159,000 2,369,334
Chugai Pharmaceutical Co.
Ltd.(a) 58,200 1,655,211
Daiichi Sankyo Co. Ltd. 162,500 5,153,105
Eisai Co. Ltd. 22,600 1,523,047
Kyowa Kirin Co. Ltd. 23,300 430,701
Nippon Shinyaku Co. Ltd. 4,200 171,321
Ono Pharmaceutical Co. Ltd. 33,100 600,162
Otsuka Holdings Co. Ltd.(a) 34,300 1,257,115
Shionogi & Co. Ltd. 23,000 971,753
Takeda Pharmaceutical Co.
Ltd. 139,049 4,370,456
18,502,205
Professional Services 0 .3%
BayCurrent Consulting, Inc. 12,400 465,862
Persol Holdings Co. Ltd. 16,500 298,598
Recruit Holdings Co. Ltd. 126,700 4,043,443
4,807,903
Real Estate Management & Development 0 .4%
Daito Trust Construction Co.
Ltd. 5,400 547,917
Daiwa House Industry Co.
Ltd. 53,200 1,406,050
Hulic Co. Ltd.(a) 37,300 320,112
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Mitsubishi Estate Co. Ltd. 99,500 1,186,837
Mitsui Fudosan Co. Ltd. 78,400 1,564,241
Nomura Real Estate
Holdings, Inc. 10,300 245,013
Sumitomo Realty &
Development Co. Ltd. 24,700 612,187
5,882,357
Retail REITs 0 .0%
†
Japan Metropolitan Fund
Invest 590 394,056
Semiconductors & Semiconductor Equipment 1 .0%
Advantest Corp. 16,800 2,250,606
Disco Corp. 7,900 1,249,817
Lasertec Corp. 6,500 982,401
Renesas Electronics Corp.* 111,900 2,117,684
Rohm Co. Ltd. 7,600 718,337
SUMCO Corp.(a) 29,300 414,703
Tokyo Electron Ltd. 39,400 5,642,221
13,375,769
Software 0 .1%
Oracle Corp. Japan 3,100 230,362
Trend Micro, Inc. 11,700 566,605
796,967
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 15,400 3,953,533
Nitori Holdings Co. Ltd. 7,300 816,790
USS Co. Ltd. 19,400 321,523
ZOZO, Inc. 12,300 254,570
5,346,416
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd. 18,700 274,223
Canon, Inc.(a) 89,300 2,356,449
FUJIFILM Holdings Corp. 32,700 1,942,082
Ricoh Co. Ltd. 52,100 444,848
Seiko Epson Corp. 27,500 427,003
5,444,605
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 104,800 2,297,118
Trading Companies & Distributors 1 .4%
ITOCHU Corp.(a) 104,500 4,155,786
Marubeni Corp. 134,300 2,294,353
Mitsubishi Corp. 108,900 5,278,827
Mitsui & Co. Ltd. 115,400 4,342,085
MonotaRO Co. Ltd. 23,200 295,634
Sumitomo Corp. 99,000 2,103,403
Toyota Tsusho Corp. 19,100 953,457
19,423,545
Wireless Telecommunication Services 0 .8%
KDDI Corp. 131,500 4,064,118
SoftBank Corp. 252,400 2,700,171
SoftBank Group Corp. 90,400 4,290,533
11,054,822
308,436,308
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 13,161 316,187

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
LUXEMBOURG 0 .1%
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE(a) 12,273 779,563
Metals & Mining 0 .1%
ArcelorMittal SA(a) 42,427 1,155,903
1,935,466
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd.* 192,000 1,225,397
Sands China Ltd.* 219,500 751,234
1,976,631
NETHERLANDS 5 .5%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 36,152 562,307
ING Groep NV 318,078 4,295,507
4,857,814
Beverages 0 .2%
Heineken Holding NV 9,924 862,893
Heineken NV 22,763 2,342,581
3,205,474
Biotechnology 0 .1%
Argenx SE* 4,890 1,902,528
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 7,510 510,818
Chemicals 0 .1%
Akzo Nobel NV 14,977 1,223,778
OCI NV 7,381 177,193
1,400,971
Construction & Engineering 0 .1%
Ferrovial SE 43,357 1,372,757
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 85,742 2,924,644
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 283,714 1,012,829
Entertainment 0 .1%
Universal Music Group NV 74,505 1,655,321
Financial Services 0 .3%
Adyen NV Reg. S*(b) 1,907 3,304,095
EXOR NV 8,971 801,586
4,105,681
Food Products 0 .0%
†
JDE Peet's NV 9,883 293,988
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 82,671 1,789,029
Insurance 0 .1%
Aegon NV 148,247 750,827
NN Group NV 22,036 817,665
1,568,492
Oil, Gas & Consumable Fuels 1 .3%
Shell plc 601,769 17,916,835
Professional Services 0 .3%
Randstad NV 9,330 491,706
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services
Wolters Kluwer NV 22,374 2,840,935
3,332,641
Semiconductors & Semiconductor Equipment 2 .0%
ASM International NV 4,120 1,752,150
ASML Holding NV 35,427 25,644,569
27,396,719
Trading Companies & Distributors 0 .1%
IMCD NV 5,161 742,355
75,988,896
NEW ZEALAND 0 .3%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 161,178 503,796
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 61,413 245,069
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 52,548 789,745
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 106,098 365,586
Software 0 .1%
Xero Ltd.* 12,159 971,757
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd.* 109,506 573,826
3,449,779
NORWAY 0 .6%
Aerospace & Defense 0 .0%
†
Kongsberg Gruppen ASA 7,983 363,134
Banks 0 .1%
DNB Bank ASA 80,686 1,508,485
Diversified Telecommunication Services 0 .1%
Telenor ASA 62,158 630,110
Food Products 0 .1%
Mowi ASA 40,780 647,172
Orkla ASA 64,348 462,110
Salmar ASA 6,472 261,061
1,370,343
Insurance 0 .0%
†
Gjensidige Forsikring ASA 15,461 247,800
Metals & Mining 0 .1%
Norsk Hydro ASA 122,903 730,508
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 26,204 614,044
Equinor ASA 83,377 2,422,077
3,036,121
7,886,501
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .1%
Jeronimo Martins SGPS SA 24,718 681,484

92 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
PORTUGAL
Electric Utilities 0 .1%
EDP - Energias de Portugal
SA 259,329 1,269,374
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA
,
Class B
44,149 516,207
2,467,065
SINGAPORE 1 .6%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 128,000 349,204
Banks 0 .6%
DBS Group Holdings Ltd. 159,200 3,722,468
Oversea-Chinese Banking
Corp. Ltd. 297,600 2,711,633
United Overseas Bank Ltd. 111,200 2,305,183
8,739,284
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 74,100 527,570
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 702,650 1,301,869
Electronic Equipment, Instruments & Components 0 .0%
†
Venture Corp. Ltd. 27,200 297,085
Entertainment 0 .1%
Sea Ltd., ADR*(a) 32,064 1,860,995
Ground Transportation 0 .1%
Grab Holdings Ltd.
, Class
A
*(a) 169,866 582,640
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 509,396 353,480
Industrial Conglomerates 0 .1%
Jardine Cycle & Carriage Ltd. 9,600 247,782
Keppel Corp. Ltd. 130,800 651,053
898,835
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 296,407 597,884
Mapletree Logistics Trust 321,704 386,237
984,121
Machinery 0 .0%
†
Seatrium Ltd.* 3,597,922 333,187
Passenger Airlines 0 .1%
Singapore Airlines Ltd. 115,314 610,283
Real Estate Management & Development 0 .1%
CapitaLand Investment Ltd. 230,697 567,018
City Developments Ltd. 40,200 200,413
UOL Group Ltd. 34,300 163,357
930,788
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 475,670 672,780
Mapletree Pan Asia
Commercial Trust 227,800 273,331
946,111
Common Stocks
Shares Value ($)
SINGAPORE
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV 60,062 2,987,993
21,703,445
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 111,667 3,165,135
SOUTH KOREA 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Delivery Hero SE Reg. S*(b) 16,044 707,276
SPAIN 2 .5%
Banks 0 .8%
Banco Bilbao Vizcaya
Argentaria SA 529,919 4,086,056
Banco Santander SA 1,445,956 5,365,198
CaixaBank SA 362,603 1,504,023
10,955,277
Biotechnology 0 .0%
†
Grifols SA* 26,811 343,866
Construction & Engineering 0 .0%
†
ACS Actividades de
Construccion y Servicios
SA(a) 18,334 644,619
Diversified Telecommunication Services 0 .3%
Cellnex Telecom SA Reg.
S(b) 49,657 2,013,103
Telefonica SA 462,326 1,875,577
3,888,680
Electric Utilities 0 .6%
Acciona SA 2,355 399,956
Endesa SA(a) 28,043 602,438
Iberdrola SA 511,570 6,682,065
Redeia Corp. SA(a) 35,743 600,238
8,284,697
Gas Utilities 0 .1%
Enagas SA(a) 23,894 469,483
Naturgy Energy Group SA(a) 10,986 327,238
796,721
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA* 39,589 3,018,314
Independent Power and Renewable Electricity Producers
0 .0%
†
Corp. ACCIONA Energias
Renovables SA(a) 6,402 214,204
EDP Renovaveis SA(a) 22,534 451,344
665,548
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA(a) 116,650 1,696,092
Specialty Retail 0 .3%
Industria de Diseno Textil SA 95,860 3,724,377
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 6,474 1,046,488
35,064,679
SWEDEN 3 .0%
Aerospace & Defense 0 .0%
†
Saab AB
, Class B
7,282 393,656

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
SWEDEN
Automobiles 0 .0%
†
Volvo Car AB
, Class B
* 52,647 209,336
Banks 0 .3%
Skandinaviska Enskilda
Banken AB
, Class A
142,006 1,571,149
Svenska Handelsbanken AB
,
Class A
130,007 1,090,462
Swedbank AB
, Class A
74,609 1,260,069
3,921,680
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 15,383 300,012
Building Products 0 .3%
Assa Abloy AB
, Class B
89,475 2,147,783
Nibe Industrier AB
, Class B
135,261 1,285,626
3,433,409
Capital Markets 0 .0%
†
EQT AB(a) 29,262 563,601
Commercial Services & Supplies 0 .0%
†
Securitas AB
, Class B
39,607 325,292
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson
, Class B
249,738 1,362,089
Construction & Engineering 0 .0%
†
Skanska AB
, Class B
29,468 413,439
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 204,156 447,727
Electronic Equipment, Instruments & Components 0 .2%
Hexagon AB
, Class B
178,923 2,203,101
Entertainment 0 .0%
†
Embracer Group AB
, Class
B
*(a) 49,345 123,506
Financial Services 0 .4%
Industrivarden AB
, Class A
(a) 10,309 285,841
Industrivarden AB
, Class C
(a) 14,453 398,828
Investor AB
, Class A
(a) 38,347 767,430
Investor AB
, Class B
152,104 3,043,596
Kinnevik AB
, Class B
* 22,788 316,131
L E Lundbergforetagen AB
,
Class B
(a) 7,314 311,391
5,123,217
Health Care Equipment & Supplies 0 .0%
†
Getinge AB
, Class B
(a) 21,456 376,095
Hotels, Restaurants & Leisure 0 .2%
Evolution AB Reg. S(b) 16,105 2,040,821
Household Products 0 .1%
Essity AB
, Class B
54,522 1,451,213
Industrial Conglomerates 0 .1%
Investment AB Latour
, Class
B
(a) 13,357 265,064
Lifco AB
, Class B
19,835 431,645
696,709
Machinery 1 .0%
Alfa Laval AB 26,092 951,530
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Atlas Copco AB
, Class A
236,048 3,404,350
Atlas Copco AB
, Class B
141,316 1,760,736
Epiroc AB
, Class A
57,516 1,089,450
Epiroc AB
, Class B
34,103 551,577
Husqvarna AB
, Class B
(a) 37,249 337,875
Indutrade AB(a) 23,089 520,989
Sandvik AB 93,699 1,829,623
SKF AB
, Class B
29,532 514,306
Volvo AB
, Class A
16,247 346,482
Volvo AB
, Class B
132,613 2,750,652
14,057,570
Metals & Mining 0 .1%
Boliden AB 24,982 723,117
Paper & Forest Products 0 .1%
Holmen AB
, Class B
(a) 8,736 313,963
Svenska Cellulosa AB SCA
,
Class B
(a) 53,900 687,572
1,001,535
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder
, Class
B
*(a) 52,175 190,660
Sagax AB
, Class B
18,146 358,652
549,312
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB
,
Class B
57,763 993,390
Trading Companies & Distributors 0 .0%
†
Beijer Ref AB 30,626 391,376
Wireless Telecommunication Services 0 .0%
†
Tele2 AB
, Class B
46,644 386,063
41,487,266
SWITZERLAND 6 .1%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,929 309,437
Building Products 0 .1%
Geberit AG (Registered) 2,995 1,568,039
Capital Markets 0 .7%
Julius Baer Group Ltd. 18,320 1,155,129
Partners Group Holding AG 1,994 1,877,535
UBS Group AG (Registered) 289,032 5,880,538
8,913,202
Chemicals 0 .6%
Clariant AG (Registered) 21,207 306,551
DSM-Firmenich AG* 14,896 1,603,036
EMS-Chemie Holding AG
(Registered) 575 435,493
Givaudan SA (Registered) 808 2,680,492
Sika AG (Registered) 12,835 3,671,100
8,696,672
Containers & Packaging 0 .1%
SIG Group AG 26,973 745,451
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 2,318 1,446,100

94 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Electric Utilities 0 .0%
†
BKW AG 1,655 292,349
Electrical Equipment 0 .4%
ABB Ltd. (Registered) 138,127 5,435,063
Food Products 0 .2%
Barry Callebaut AG
(Registered) 316 610,000
Chocoladefabriken Lindt &
Spruengli AG 87 1,092,862
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 1,116,522
2,819,384
Health Care Equipment & Supplies 0 .5%
Alcon, Inc. 43,913 3,648,540
Sonova Holding AG
(Registered) 4,494 1,197,182
Straumann Holding AG
(Registered) 9,916 1,610,262
6,455,984
Insurance 0 .7%
Baloise Holding AG
(Registered) 4,074 599,167
Helvetia Holding AG
(Registered) 3,375 456,866
Swiss Life Holding AG
(Registered) 2,730 1,597,284
Zurich Insurance Group AG 13,222 6,281,822
8,935,139
Life Sciences Tools & Services 0 .3%
Bachem Holding AG
, Class B
2,947 257,345
Lonza Group AG
(Registered) 6,544 3,908,014
4,165,359
Machinery 0 .2%
Schindler Holding AG 3,676 862,367
Schindler Holding AG
(Registered) 2,182 490,332
VAT Group AG Reg. S(b) 2,416 1,000,649
2,353,348
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 4,811 1,422,218
Pharmaceuticals 1 .3%
Novartis AG (Registered) 180,128 18,179,851
Professional Services 0 .1%
Adecco Group AG
(Registered) 13,332 435,165
SGS SA (Registered) 13,173 1,244,175
1,679,340
Real Estate Management & Development 0 .0%
†
Swiss Prime Site AG
(Registered) 6,753 586,066
Software 0 .0%
†
Temenos AG (Registered) 5,369 427,492
Specialty Retail 0 .0%
†
Dufry AG (Registered)* 8,964 408,616
Common Stocks
Shares Value ($)
SWITZERLAND
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 14,452 859,272
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont
SA (Registered) 45,873 7,783,439
Swatch Group AG (The) 2,632 771,412
Swatch Group AG (The)
(Registered) 4,684 257,465
8,812,316
84,510,698
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11 .2%
Aerospace & Defense 0 .3%
BAE Systems plc 268,335 3,166,066
Rolls-Royce Holdings plc* 740,216 1,421,669
4,587,735
Banks 1 .7%
Barclays plc 1,366,312 2,668,871
HSBC Holdings plc 1,755,708 13,886,610
Lloyds Banking Group plc 5,822,877 3,228,039
NatWest Group plc 498,589 1,530,844
Standard Chartered plc 211,519 1,844,685
23,159,049
Beverages 0 .7%
Coca-Cola Europacific
Partners plc 17,827 1,148,594
Diageo plc 198,142 8,499,492
9,648,086
Broadline Retail 0 .1%
Next plc 10,729 942,202
Capital Markets 0 .6%
3i Group plc 85,533 2,124,147
abrdn plc 179,843 499,091
Hargreaves Lansdown plc 34,332 355,537
London Stock Exchange
Group plc 35,289 3,739,461
Schroders plc 77,396 430,548
St. James's Place plc 48,826 674,792
7,823,576
Chemicals 0 .1%
Croda International plc 11,936 853,051
Johnson Matthey plc 14,783 328,844
1,181,895
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 219,218 1,712,254
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 151,660 519,187
Ocado Group plc*(a) 52,554 379,680
Tesco plc 643,126 2,032,300
2,931,167
Diversified Consumer Services 0 .0%
†
Pearson plc 59,599 628,090
Diversified REITs 0 .0%
†
British Land Co. plc (The) 84,330 325,219

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED KINGDOM
Diversified REITs
Land Securities Group plc 57,633 421,460
746,679
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 594,591 925,091
Electric Utilities 0 .2%
SSE plc 95,643 2,240,648
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 34,681 1,003,894
Financial Services 0 .1%
M&G plc 194,963 474,629
Wise plc
, Class A
* 55,907 466,508
941,137
Food Products 0 .0%
†
Associated British Foods plc 31,662 803,096
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 76,086 1,227,711
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 153,342 4,289,475
Entain plc 53,534 869,404
InterContinental Hotels
Group plc 14,818 1,023,276
Just Eat Takeaway.com NV
Reg. S*(a)(b) 14,993 230,011
Whitbread plc 17,767 764,573
7,176,739
Household Durables 0 .1%
Barratt Developments plc 87,500 459,353
Berkeley Group Holdings plc 9,492 472,786
Persimmon plc 30,403 396,360
Taylor Wimpey plc 303,173 396,009
1,724,508
Household Products 0 .3%
Reckitt Benckiser Group plc 62,936 4,726,515
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 231,016 1,414,031
DCC plc 8,462 472,985
Smiths Group plc 30,004 627,791
2,514,807
Industrial REITs 0 .1%
Segro plc 104,526 952,969
Insurance 0 .3%
Admiral Group plc 17,686 468,636
Aviva plc 239,138 1,205,263
Legal & General Group plc 518,328 1,502,547
Phoenix Group Holdings plc 64,297 434,583
3,611,029
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 81,966 635,289
Machinery 0 .1%
CNH Industrial NV 91,558 1,323,347
Spirax-Sarco Engineering plc 6,229 820,482
2,143,829
Media 0 .1%
Informa plc 119,139 1,098,228
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media
WPP plc 94,602 988,880
2,087,108
Multi-Utilities 0 .4%
Centrica plc 517,070 814,300
National Grid plc 323,163 4,270,316
5,084,616
Oil, Gas & Consumable Fuels 0 .6%
BP plc 1,554,996 9,110,483
Personal Care Products 0 .8%
Unilever plc 221,983 11,559,529
Pharmaceuticals 1 .4%
AstraZeneca plc 136,199 19,508,911
Professional Services 0 .5%
Intertek Group plc 14,462 784,999
RELX plc 167,222 5,575,687
6,360,686
Software 0 .1%
Sage Group plc (The) 92,632 1,088,164
Specialty Retail 0 .1%
JD Sports Fashion plc 220,362 408,441
Kingfisher plc 172,677 508,011
916,452
Textiles, Apparel & Luxury Goods 0 .1%
Burberry Group plc 34,084 917,321
Tobacco 0 .6%
British American Tobacco plc 186,666 6,192,915
Imperial Brands plc 77,148 1,706,112
7,899,027
Trading Companies & Distributors 0 .3%
Ashtead Group plc 38,384 2,665,384
Bunzl plc 29,357 1,117,716
3,783,100
Water Utilities 0 .1%
Severn Trent plc 22,598 736,179
United Utilities Group plc 61,574 751,959
1,488,138
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 2,010,773 1,897,206
155,688,736
UNITED STATES 7 .2%
Automobiles 0 .2%
Stellantis NV 197,676 3,476,191
Biotechnology 0 .6%
CSL Ltd. 42,390 7,844,221
Construction Materials 0 .3%
Holcim AG 48,714 3,275,165
James Hardie Industries plc
CHDI* 37,764 1,006,652
4,281,817
Electrical Equipment 0 .6%
Schneider Electric SE 47,678 8,690,130
Energy Equipment & Services 0 .0%
†
Tenaris SA(a) 41,967 627,982

96 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 2 .1%
Nestle SA (Registered) 241,666 29,078,390
Insurance 0 .2%
Swiss Re AG 26,433 2,661,690
Life Sciences Tools & Services 0 .1%
QIAGEN NV* 19,433 871,712
Personal Care Products 0 .1%
Haleon plc 446,226 1,836,363
Pharmaceuticals 2 .7%
GSK plc 359,859 6,356,799
Roche Holding AG(a) 64,651 19,822,815
Sanofi 99,721 10,690,389
36,870,003
Professional Services 0 .2%
Experian plc 80,774 3,103,787
Software 0 .1%
CyberArk Software Ltd.* 3,507 548,249
Monday.com Ltd.* 1,736 297,238
845,487
100,187,773
Total Common Stocks
(cost $885,645,166) 1,371,576,079
Repurchase Agreements 1 .5%
Principal
Amount ($)
Bank of America
NA, 5.06%, dated
6/30/2023, due
7/3/2023, repurchase
price $6,002,530,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045;
total market value
$6,120,000.(c)(d) 6,000,000 6,000,000
BofA Securities,
Inc., 5.06%, dated
6/30/2023, due
7/3/2023, repurchase
price $6,002,530,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026;
total market value
$6,120,008.(c)(d) 6,000,000 6,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 5.07%, dated
6/30/2023, due
7/3/2023, repurchase
price $3,518,246,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$3,587,095.(c)(d) 3,516,760 3,516,760
MetLife, Inc., 5.07%,
dated 6/30/2023, due
7/3/2023, repurchase
price $3,001,268,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046;
total market value
$3,061,656.(c)(d) 3,000,000 3,000,000
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase
price $2,000,847,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $20,516,760) 20,516,760
Total Investments
(cost $906,161,926) — 100.4% 1,392,092,839
Liabilities in excess of other assets
— (0.4)% (4,870,262)
NET ASSETS — 100.0%
$ 1,387,222,577

NVIT International Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 97
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $39,747,844, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,516,760 and by $21,402,434 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $41,919,194.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$20,616,417 which represents 1.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $20,516,760.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 39 9/2023 EUR 1,883,990 29,865
FTSE 100 Index 13 9/2023 GBP 1,245,102 (5,430)
Nikkei 225 Index 22 9/2023 JPY 2,529,020 90,650
SPI 200 Index 5 9/2023 AUD 596,287 2,827
Net contracts 117,912
As of June 30, 2023, the Fund had $571,922 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc.(a) 43,770 3,132,619
Curtiss-Wright Corp. 18,352 3,370,528
Hexcel Corp.(a) 40,383 3,069,916
Mercury Systems, Inc.* 27,851 963,366
Woodward, Inc. 28,735 3,416,879
13,953,308
Air Freight & Logistics 0 .3%
GXO Logistics, Inc.* 56,922 3,575,840
Automobile Components 1 .7%
Adient plc*(a) 45,271 1,734,785
Autoliv, Inc. 36,973 3,144,184
Fox Factory Holding Corp.*(a) 20,247 2,197,002
Gentex Corp. 111,857 3,272,936
Goodyear Tire & Rubber Co.
(The)* 135,657 1,855,788
Lear Corp.(a) 28,250 4,055,287
Visteon Corp.* 13,569 1,948,644
18,208,626
Automobiles 0 .4%
Harley-Davidson, Inc.(a) 62,615 2,204,674
Thor Industries, Inc.(a) 25,616 2,651,256
4,855,930
Banks 5 .2%
Associated Banc-Corp.(a) 72,221 1,172,147
Bank OZK(a) 51,593 2,071,975
Cadence Bank(a) 88,898 1,745,957
Cathay General Bancorp 35,256 1,134,891
Columbia Banking System,
Inc.(a) 99,774 2,023,417
Commerce Bancshares, Inc.
(a) 54,321 2,645,433
Cullen/Frost Bankers, Inc.(a) 30,823 3,314,397
East West Bancorp, Inc. 67,707 3,574,253
First Financial Bankshares,
Inc.(a) 62,167 1,771,138
First Horizon Corp. 257,412 2,901,033
FNB Corp.(a) 172,817 1,977,026
Glacier Bancorp, Inc.(a) 53,011 1,652,353
Hancock Whitney Corp. 41,200 1,581,256
Home BancShares, Inc.(a) 90,271 2,058,179
International Bancshares Corp. 25,640 1,133,288
New York Community
Bancorp, Inc.(a) 345,631 3,884,892
Old National Bancorp 140,047 1,952,255
Pinnacle Financial Partners,
Inc.(a) 36,731 2,080,811
Prosperity Bancshares, Inc. 45,576 2,574,132
SouthState Corp.(a) 36,339 2,391,106
Synovus Financial Corp. 69,936 2,115,564
Texas Capital Bancshares,
Inc.* 22,710 1,169,565
UMB Financial Corp.(a) 20,760 1,264,284
United Bankshares, Inc.(a) 64,417 1,911,252
Valley National Bancorp(a) 201,760 1,563,640
Webster Financial Corp.(a) 83,638 3,157,335
Wintrust Financial Corp. 29,289 2,126,967
56,948,546
Common Stocks
Shares Value ($)
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 4,472 1,379,344
Celsius Holdings, Inc.*(a) 19,479 2,906,072
Coca-Cola Consolidated, Inc. 2,194 1,395,428
5,680,844
Biotechnology 1 .5%
Arrowhead Pharmaceuticals,
Inc.*(a) 51,166 1,824,579
Exelixis, Inc.* 155,860 2,978,485
Halozyme Therapeutics, Inc.* 63,026 2,273,348
Neurocrine Biosciences,
Inc.*(a) 46,702 4,403,999
United Therapeutics Corp.* 22,422 4,949,656
16,430,067
Broadline Retail 0 .6%
Kohl's Corp.(a) 53,006 1,221,789
Macy's, Inc.(a) 130,344 2,092,021
Nordstrom, Inc.(a) 55,089 1,127,672
Ollie's Bargain Outlet
Holdings, Inc.*(a) 27,512 1,593,770
6,035,252
Building Products 3 .8%
Advanced Drainage Systems,
Inc.(a) 29,938 3,406,346
Builders FirstSource, Inc.* 61,345 8,342,920
Carlisle Cos., Inc. 24,395 6,258,049
Fortune Brands Innovations,
Inc.(a) 60,647 4,363,552
Lennox International, Inc. 15,463 5,042,020
Owens Corning 43,129 5,628,335
Simpson Manufacturing Co.,
Inc.(a) 20,423 2,828,585
Trex Co., Inc.*(a) 52,077 3,414,168
UFP Industries, Inc. 29,721 2,884,423
42,168,398
Capital Markets 1 .9%
Affiliated Managers Group, Inc. 17,279 2,589,949
Evercore, Inc., Class A(a) 16,886 2,086,941
Federated Hermes, Inc., Class
B 40,700 1,459,095
Interactive Brokers Group,
Inc., Class A 49,296 4,095,019
Janus Henderson Group plc 64,367 1,754,001
Jefferies Financial Group, Inc. 89,372 2,964,469
SEI Investments Co. 48,491 2,891,033
Stifel Financial Corp. 50,797 3,031,057
20,871,564
Chemicals 2 .4%
Ashland, Inc. 23,250 2,020,657
Avient Corp. 40,926 1,673,873
Axalta Coating Systems Ltd.* 106,032 3,478,910
Cabot Corp. 26,873 1,797,535
Chemours Co. (The) 71,390 2,633,577
NewMarket Corp. 3,238 1,302,065
Olin Corp. 57,544 2,957,186
RPM International, Inc.(a) 61,701 5,536,431

NVIT Mid Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Chemicals
Scotts Miracle-Gro Co. (The)
(a) 19,853 1,244,585
Sensient Technologies Corp. 20,133 1,432,060
Westlake Corp.(a) 16,495 1,970,658
26,047,537
Commercial Services & Supplies 1 .3%
Brink's Co. (The) 22,161 1,503,180
Clean Harbors, Inc.*(a) 24,083 3,959,968
MSA Safety, Inc.(a) 17,667 3,073,351
Stericycle, Inc.* 44,247 2,054,831
Tetra Tech, Inc. 25,477 4,171,604
14,762,934
Communications Equipment 0 .6%
Calix, Inc.* 28,077 1,401,323
Ciena Corp.* 71,392 3,033,446
Lumentum Holdings, Inc.*(a) 32,882 1,865,396
6,300,165
Construction & Engineering 1 .8%
AECOM 66,529 5,634,341
EMCOR Group, Inc. 22,757 4,205,039
Fluor Corp.*(a) 68,557 2,029,287
MasTec, Inc.*(a) 28,556 3,368,751
MDU Resources Group, Inc. 97,467 2,040,959
Valmont Industries, Inc. 10,078 2,933,202
20,211,579
Construction Materials 0 .4%
Eagle Materials, Inc. 17,256 3,216,864
Knife River Corp.* 24,819 1,079,626
4,296,490
Consumer Finance 0 .3%
FirstCash Holdings, Inc. 17,606 1,643,168
SLM Corp. 116,010 1,893,283
3,536,451
Consumer Staples Distribution & Retail 1 .9%
BJ's Wholesale Club Holdings,
Inc.*(a) 64,322 4,052,929
Casey's General Stores, Inc. 17,835 4,349,600
Grocery Outlet Holding Corp.* 43,604 1,334,718
Performance Food Group Co.* 74,736 4,502,097
Sprouts Farmers Market,
Inc.*(a) 49,322 1,811,597
US Foods Holding Corp.* 108,471 4,772,724
20,823,665
Containers & Packaging 1 .9%
AptarGroup, Inc. 31,360 3,633,370
Berry Global Group, Inc. 57,053 3,670,790
Crown Holdings, Inc.(a) 57,483 4,993,548
Graphic Packaging Holding
Co.(a) 147,006 3,532,554
Greif, Inc., Class A 12,582 866,774
Silgan Holdings, Inc. 40,105 1,880,523
Sonoco Products Co.(a) 46,885 2,767,153
21,344,712
Diversified Consumer Services 0 .9%
Graham Holdings Co., Class B 1,842 1,052,666
Common Stocks
Shares Value ($)
Diversified Consumer Services
Grand Canyon Education,
Inc.*(a) 14,661 1,513,162
H&R Block, Inc.(a) 72,888 2,322,940
Service Corp. International 72,354 4,673,345
9,562,113
Diversified Telecommunication Services 0 .5%
Frontier Communications
Parent, Inc.* 106,865 1,991,964
Iridium Communications, Inc. 60,271 3,744,034
5,735,998
Electric Utilities 1 .2%
ALLETE, Inc. 27,380 1,587,219
Hawaiian Electric Industries,
Inc. 52,444 1,898,473
IDACORP, Inc.(a) 24,222 2,485,177
OGE Energy Corp. 95,863 3,442,440
PNM Resources, Inc. 41,083 1,852,843
Portland General Electric Co. 46,246 2,165,700
13,431,852
Electrical Equipment 2 .2%
Acuity Brands, Inc.(a) 15,219 2,481,915
EnerSys 19,553 2,121,892
Hubbell, Inc., Class B 25,649 8,504,182
nVent Electric plc 79,293 4,097,069
Regal Rexnord Corp. 31,723 4,882,170
Sunrun, Inc.*(a) 103,198 1,843,116
Vicor Corp.* 10,706 578,124
24,508,468
Electronic Equipment, Instruments & Components 3 .8%
Arrow Electronics, Inc.* 27,037 3,872,509
Avnet, Inc.(a) 43,746 2,206,986
Belden, Inc.(a) 20,366 1,948,008
Cognex Corp. 82,612 4,627,924
Coherent Corp.*(a) 66,710 3,400,876
IPG Photonics Corp.* 14,944 2,029,694
Jabil, Inc.(a) 63,507 6,854,311
Littelfuse, Inc.(a) 11,885 3,462,219
National Instruments Corp. 62,939 3,612,699
Novanta, Inc.* 17,138 3,155,106
TD SYNNEX Corp. 19,871 1,867,874
Vishay Intertechnology, Inc.(a) 61,066 1,795,340
Vontier Corp. 74,484 2,399,130
41,232,676
Energy Equipment & Services 0 .7%
ChampionX Corp.(a) 94,756 2,941,226
NOV, Inc. 188,448 3,022,706
Valaris Ltd.* 28,755 1,809,552
7,773,484
Entertainment 0 .2%
World Wrestling Entertainment,
Inc., Class A 20,773 2,253,247
Financial Services 1 .5%
Essent Group Ltd. 51,337 2,402,572
Euronet Worldwide, Inc.*(a) 22,565 2,648,454
MGIC Investment Corp. 137,184 2,166,135
Voya Financial, Inc. 47,035 3,372,880
Western Union Co. (The) 146,123 1,714,023

100 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
WEX, Inc.* 20,505 3,733,345
16,037,409
Food Products 1 .4%
Darling Ingredients, Inc.* 76,372 4,871,770
Flowers Foods, Inc. 92,262 2,295,478
Ingredion, Inc. 31,597 3,347,702
Lancaster Colony Corp.(a) 9,484 1,907,138
Pilgrim's Pride Corp.* 21,979 472,329
Post Holdings, Inc.* 25,627 2,220,579
15,114,996
Gas Utilities 1 .2%
National Fuel Gas Co.(a) 43,940 2,256,759
New Jersey Resources Corp. 46,410 2,190,552
ONE Gas, Inc.(a) 26,511 2,036,310
Southwest Gas Holdings, Inc.
(a) 31,412 1,999,374
Spire, Inc.(a) 25,128 1,594,120
UGI Corp. 100,191 2,702,151
12,779,266
Ground Transportation 2 .0%
Avis Budget Group, Inc.*(a) 11,419 2,611,183
Hertz Global Holdings, Inc.* 75,080 1,380,721
Knight-Swift Transportation
Holdings, Inc., Class A(a) 77,074 4,282,231
Landstar System, Inc. 17,199 3,311,496
Ryder System, Inc. 22,252 1,886,747
Saia, Inc.* 12,699 4,348,265
Werner Enterprises, Inc. 28,211 1,246,362
XPO, Inc.* 55,453 3,271,727
22,338,732
Health Care Equipment & Supplies 3 .6%
Enovis Corp.* 22,953 1,471,746
Envista Holdings Corp.* 78,353 2,651,466
Globus Medical, Inc., Class A* 38,244 2,277,048
Haemonetics Corp.* 24,146 2,055,790
ICU Medical, Inc.* 9,673 1,723,632
Inari Medical, Inc.*(a) 24,167 1,405,069
Integra LifeSciences Holdings
Corp.*(a) 34,739 1,428,815
Lantheus Holdings, Inc.*(a) 32,706 2,744,688
LivaNova plc* 25,619 1,317,585
Masimo Corp.* 23,241 3,824,307
Neogen Corp.*(a) 103,490 2,250,907
Omnicell, Inc.* 21,577 1,589,578
Penumbra, Inc.*(a) 18,309 6,299,395
QuidelOrtho Corp.* 25,833 2,140,522
Shockwave Medical, Inc.* 17,530 5,003,237
STAAR Surgical Co.*(a) 23,563 1,238,707
39,422,492
Health Care Providers & Services 2 .3%
Acadia Healthcare Co., Inc.*(a) 44,051 3,508,222
Amedisys, Inc.* 15,535 1,420,520
Chemed Corp. 7,189 3,894,065
Encompass Health Corp. 47,976 3,248,455
HealthEquity, Inc.* 40,908 2,582,931
Option Care Health, Inc.* 79,157 2,571,811
Patterson Cos., Inc. 41,622 1,384,348
Progyny, Inc.* 36,541 1,437,523
Common Stocks
Shares Value ($)
Health Care Providers & Services
R1 RCM, Inc.*(a) 67,055 1,237,165
Tenet Healthcare Corp.* 48,789 3,970,449
25,255,489
Health Care REITs 1 .1%
Healthcare Realty Trust, Inc.,
Class A(a) 182,270 3,437,612
Medical Properties Trust, Inc.
(a) 286,364 2,651,731
Omega Healthcare Investors,
Inc.(a) 112,168 3,442,436
Physicians Realty Trust(a) 113,572 1,588,872
Sabra Health Care REIT, Inc.
(a) 110,657 1,302,433
12,423,084
Health Care Technology 0 .2%
Doximity, Inc., Class A*(a) 56,815 1,932,846
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 105,125 1,347,703
Hotels, Restaurants & Leisure 3 .5%
Aramark 124,735 5,369,842
Boyd Gaming Corp. 36,750 2,549,348
Choice Hotels International,
Inc.(a) 12,645 1,486,040
Churchill Downs, Inc.(a) 31,534 4,388,587
Hilton Grand Vacations,
Inc.*(a) 36,756 1,670,193
Light & Wonder, Inc.*(a) 43,612 2,998,761
Marriott Vacations Worldwide
Corp. 17,618 2,162,081
Papa John's International, Inc.
(a) 14,488 1,069,649
Penn Entertainment, Inc.*(a) 73,764 1,772,549
Planet Fitness, Inc., Class A* 40,663 2,742,313
Texas Roadhouse, Inc., Class
A(a) 32,068 3,600,595
Travel + Leisure Co.(a) 36,389 1,467,932
Wendy's Co. (The)(a) 80,692 1,755,051
Wingstop, Inc.(a) 14,344 2,871,095
Wyndham Hotels & Resorts,
Inc. 41,097 2,818,021
38,722,057
Household Durables 1 .7%
Helen of Troy Ltd.*(a) 11,656 1,259,081
KB Home 38,423 1,986,854
Leggett & Platt, Inc.(a) 63,711 1,887,120
Taylor Morrison Home Corp.,
Class A* 52,225 2,547,013
Tempur Sealy International,
Inc.(a) 82,358 3,300,085
Toll Brothers, Inc. 49,290 3,897,360
TopBuild Corp.*(a) 15,196 4,042,440
18,919,953
Household Products 0 .1%
Energizer Holdings, Inc.(a) 32,338 1,085,910

NVIT Mid Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 25,148 2,023,408
Industrial REITs 1 .4%
EastGroup Properties, Inc. 21,256 3,690,042
First Industrial Realty Trust,
Inc. 63,295 3,331,849
Rexford Industrial Realty, Inc.
(a) 96,182 5,022,624
STAG Industrial, Inc.(a) 85,855 3,080,477
15,124,992
Insurance 3 .8%
American Financial Group, Inc. 33,431 3,969,931
Brighthouse Financial, Inc.*(a) 31,891 1,510,039
CNO Financial Group, Inc.(a) 54,829 1,297,802
First American Financial Corp.
(a) 49,402 2,816,902
Hanover Insurance Group, Inc.
(The) 17,100 1,932,813
Kemper Corp.(a) 30,628 1,478,107
Kinsale Capital Group, Inc.(a) 10,418 3,898,416
Old Republic International
Corp. 130,319 3,280,129
Primerica, Inc.(a) 17,339 3,428,961
Reinsurance Group of
America, Inc. 31,849 4,417,138
RenaissanceRe Holdings Ltd. 24,043 4,484,500
RLI Corp. 19,406 2,648,337
Selective Insurance Group,
Inc.(a) 28,954 2,778,136
Unum Group 88,664 4,229,273
42,170,484
Interactive Media & Services 0 .5%
TripAdvisor, Inc.*(a) 51,501 849,251
Ziff Davis, Inc.* 22,582 1,582,095
ZoomInfo Technologies, Inc.,
Class A*(a) 129,020 3,275,818
5,707,164
IT Services 0 .1%
Kyndryl Holdings, Inc.* 99,822 1,325,636
Leisure Products 1 .1%
Brunswick Corp. 33,845 2,932,331
Mattel, Inc.* 169,414 3,310,349
Polaris, Inc.(a) 25,603 3,096,171
Topgolf Callaway Brands
Corp.*(a) 66,235 1,314,765
YETI Holdings, Inc.* 41,404 1,608,131
12,261,747
Life Sciences Tools & Services 1 .3%
Azenta, Inc.*(a) 31,072 1,450,441
Bruker Corp. 47,755 3,530,049
Medpace Holdings, Inc.* 11,824 2,839,770
Repligen Corp.*(a) 24,785 3,506,086
Sotera Health Co.*(a) 47,327 891,641
Syneos Health, Inc.* 49,614 2,090,734
14,308,721
Machinery 4 .8%
AGCO Corp. 29,741 3,908,562
Common Stocks
Shares Value ($)
Machinery
Chart Industries, Inc.*(a) 20,087 3,209,702
Crane Co.(a) 23,080 2,056,890
Crane NXT Co.(a) 23,080 1,302,635
Donaldson Co., Inc. 58,046 3,628,455
Esab Corp. 24,754 1,647,131
Flowserve Corp. 62,772 2,331,980
Graco, Inc.(a) 80,573 6,957,479
ITT, Inc. 39,439 3,676,109
Lincoln Electric Holdings, Inc.
(a) 27,556 5,473,448
Middleby Corp. (The)*(a) 25,614 3,786,518
Oshkosh Corp. 31,261 2,706,890
Terex Corp.(a) 32,451 1,941,543
Timken Co. (The)(a) 31,532 2,886,124
Toro Co. (The) 49,914 5,073,758
Watts Water Technologies,
Inc., Class A 13,118 2,410,170
52,997,394
Marine Transportation 0 .2%
Kirby Corp.* 28,718 2,209,850
Media 0 .8%
Cable One, Inc.(a) 2,251 1,479,087
New York Times Co. (The),
Class A 78,425 3,088,377
Nexstar Media Group, Inc.,
Class A(a) 17,162 2,858,331
TEGNA, Inc. 107,695 1,748,967
9,174,762
Metals & Mining 2 .4%
Alcoa Corp. 85,388 2,897,215
Cleveland-Cliffs, Inc.*(a) 246,532 4,131,876
Commercial Metals Co. 56,056 2,951,909
MP Materials Corp.*(a) 45,029 1,030,264
Reliance Steel & Aluminum
Co.(a) 28,140 7,642,543
Royal Gold, Inc.(a) 31,435 3,608,109
United States Steel Corp.(a) 108,388 2,710,784
Worthington Industries, Inc. 14,492 1,006,759
25,979,459
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc.(a) 236,386 4,730,084
Starwood Property Trust, Inc.
(a) 149,376 2,897,894
7,627,978
Multi-Utilities 0 .3%
Black Hills Corp. 32,380 1,951,219
NorthWestern Corp. 29,099 1,651,659
3,602,878
Office REITs 0 .7%
Corporate Office Properties
Trust 54,844 1,302,545
Cousins Properties, Inc.(a) 72,506 1,653,137
Highwoods Properties, Inc. 51,413 1,229,285
Kilroy Realty Corp.(a) 50,302 1,513,587
Vornado Realty Trust(a) 76,654 1,390,503
7,089,057

102 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3 .5%
Antero Midstream Corp. 160,704 1,864,166
Antero Resources Corp.*(a) 132,161 3,043,668
Chord Energy Corp. 19,887 3,058,621
CNX Resources Corp.*(a) 78,869 1,397,559
DT Midstream, Inc. 46,374 2,298,759
Equitrans Midstream Corp. 207,334 1,982,113
HF Sinclair Corp. 61,669 2,751,054
Matador Resources Co. 54,193 2,835,378
Murphy Oil Corp. 70,230 2,689,809
Ovintiv, Inc.(a) 117,036 4,455,560
PBF Energy, Inc., Class A 52,508 2,149,678
PDC Energy, Inc. 41,859 2,977,849
Range Resources Corp.(a) 115,487 3,395,318
Southwestern Energy Co.* 527,100 3,167,871
38,067,403
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 34,482 2,585,460
Passenger Airlines 0 .1%
JetBlue Airways Corp.* 156,841 1,389,611
Personal Care Products 0 .4%
BellRing Brands, Inc.*(a) 63,563 2,326,406
Coty, Inc., Class A*(a) 175,515 2,157,079
4,483,485
Pharmaceuticals 0 .6%
Jazz Pharmaceuticals plc* 30,635 3,797,821
Perrigo Co. plc 64,771 2,198,975
5,996,796
Professional Services 3 .2%
ASGN, Inc.* 23,596 1,784,565
CACI International, Inc., Class
A* 10,909 3,718,223
Concentrix Corp.(a) 20,428 1,649,561
ExlService Holdings, Inc.* 15,913 2,403,818
Exponent, Inc.(a) 24,331 2,270,569
FTI Consulting, Inc.* 16,264 3,093,413
Genpact Ltd. 81,089 3,046,514
Insperity, Inc. 17,193 2,045,279
KBR, Inc. 64,961 4,226,363
ManpowerGroup, Inc. 24,135 1,916,319
Maximus, Inc.(a) 29,093 2,458,649
Paylocity Holding Corp.* 19,769 3,647,974
Science Applications
International Corp. 25,842 2,906,708
35,167,955
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.*(a) 22,862 3,561,900
Residential REITs 0 .4%
Apartment Income REIT Corp.,
Class A 71,412 2,577,259
Independence Realty Trust,
Inc.(a) 107,364 1,956,172
4,533,431
Retail REITs 1 .4%
Agree Realty Corp. 44,607 2,916,852
Brixmor Property Group, Inc. 143,851 3,164,722
Kite Realty Group Trust 104,976 2,345,164
Common Stocks
Shares Value ($)
Retail REITs
NNN REIT, Inc. 87,152 3,729,234
Spirit Realty Capital, Inc.(a) 67,629 2,663,230
14,819,202
Semiconductors & Semiconductor Equipment 2 .6%
Allegro MicroSystems, Inc.* 31,785 1,434,775
Amkor Technology, Inc. 48,006 1,428,179
Cirrus Logic, Inc.* 26,448 2,142,552
Lattice Semiconductor
Corp.*(a) 65,883 6,329,380
MACOM Technology Solutions
Holdings, Inc.*(a) 24,713 1,619,443
MKS Instruments, Inc. 27,483 2,970,912
Power Integrations, Inc. 27,450 2,598,691
Silicon Laboratories, Inc.*(a) 15,315 2,415,788
Synaptics, Inc.* 18,841 1,608,645
Universal Display Corp. 20,843 3,004,102
Wolfspeed, Inc.*(a) 59,577 3,311,885
28,864,352
Software 2 .7%
ACI Worldwide, Inc.* 52,809 1,223,585
Aspen Technology, Inc.*(a) 13,972 2,341,847
Blackbaud, Inc.* 21,656 1,541,474
CommVault Systems, Inc.* 20,991 1,524,366
Dropbox, Inc., Class A*(a) 130,169 3,471,607
Dynatrace, Inc.* 103,762 5,340,630
Envestnet, Inc.*(a) 25,061 1,487,370
Manhattan Associates, Inc.* 29,688 5,934,038
NCR Corp.*(a) 67,200 1,693,440
Qualys, Inc.*(a) 16,070 2,075,762
Teradata Corp.* 48,389 2,584,457
29,218,576
Specialized REITs 2 .0%
CubeSmart(a) 107,537 4,802,602
EPR Properties(a) 35,997 1,684,660
Lamar Advertising Co., Class A 41,874 4,155,995
Life Storage, Inc. 40,727 5,415,062
National Storage Affiliates
Trust 39,104 1,361,992
PotlatchDeltic Corp. 38,250 2,021,513
Rayonier, Inc.(a) 70,943 2,227,610
21,669,434
Specialty Retail 3 .0%
AutoNation, Inc.* 15,062 2,479,356
Dick's Sporting Goods, Inc. 29,431 3,890,484
Five Below, Inc.* 26,642 5,236,219
Foot Locker, Inc.(a) 38,716 1,049,591
GameStop Corp., Class A*(a) 121,053 2,935,535
Gap, Inc. (The)(a) 102,111 911,851
Lithia Motors, Inc., Class A(a) 13,176 4,006,953
Murphy USA, Inc. 9,592 2,984,167
RH*(a) 8,547 2,817,006
Valvoline, Inc. 66,460 2,492,914
Williams-Sonoma, Inc.(a) 31,428 3,932,900
32,736,976
Technology Hardware, Storage & Peripherals 0 .6%
Super Micro Computer, Inc.* 21,856 5,447,608

NVIT Mid Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp. 55,664 828,837
6,276,445
Textiles, Apparel & Luxury Goods 2 .0%
Capri Holdings Ltd.* 60,169 2,159,465
Carter's, Inc.(a) 18,374 1,333,952
Columbia Sportswear Co.(a) 16,820 1,299,177
Crocs, Inc.* 29,687 3,338,006
Deckers Outdoor Corp.* 12,616 6,656,959
PVH Corp. 30,052 2,553,519
Skechers USA, Inc., Class A* 64,266 3,384,248
Under Armour, Inc., Class A* 89,691 647,569
Under Armour, Inc., Class
C*(a) 89,465 600,310
21,973,205
Trading Companies & Distributors 1 .6%
GATX Corp.(a) 16,896 2,175,191
MSC Industrial Direct Co., Inc.,
Class A(a) 22,619 2,155,138
Univar Solutions, Inc.* 75,501 2,705,956
Watsco, Inc.(a) 15,997 6,102,376
WESCO International, Inc.(a) 21,595 3,866,801
17,005,462
Water Utilities 0 .4%
Essential Utilities, Inc. 115,152 4,595,716
Total Common Stocks
(cost $725,943,884) 1,090,478,622
Repurchase Agreements 6 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,476,850,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $6,603,596.
(b)(c) 6,474,114 6,474,114
CF Secured, LLC,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$10,204,295.(b)(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $51,072,579,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046;
total market value
$52,100,203.(b)(c) 51,051,009 51,051,009
Total Repurchase Agreements
(cost $67,525,123) 67,525,123
Total Investments
(cost $793,469,007) — 105.4% 1,158,003,745
Liabilities in excess of other assets — (5.4)% (58,874,692)
NET ASSETS — 100.0%
$ 1,099,129,053
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $272,787,816, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $67,525,123 and by $210,220,352 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $277,745,475.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $67,525,123.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

104 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 34 9/2023 USD 8,989,940 135,776
Net contracts 135,776
As of June 30, 2023, the Fund had $537,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT S&P 500 Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 105
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .6%
Axon Enterprise, Inc.* 5,840 1,139,501
Boeing Co. (The)* 45,564 9,621,294
General Dynamics Corp. 18,256 3,927,778
Howmet Aerospace, Inc. 29,764 1,475,104
Huntington Ingalls Industries,
Inc. 3,089 703,056
L3Harris Technologies, Inc. 15,137 2,963,370
Lockheed Martin Corp. 18,112 8,338,403
Northrop Grumman Corp. 11,454 5,220,733
Raytheon Technologies Corp. 117,728 11,532,635
Textron, Inc.(a) 17,346 1,173,110
TransDigm Group, Inc. 4,209 3,763,562
49,858,546
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc.
(a) 9,253 873,021
Expeditors International of
Washington, Inc. 12,506 1,514,852
FedEx Corp. 18,510 4,588,629
United Parcel Service, Inc.,
Class B 58,226 10,437,010
17,413,512
Automobile Components 0 .1%
Aptiv plc* 21,479 2,192,791
BorgWarner, Inc.(a) 18,583 908,895
3,101,686
Automobiles 2 .2%
Ford Motor Co.(a) 316,983 4,795,953
General Motors Co. 113,033 4,358,552
Tesla, Inc.*(a) 217,069 56,822,152
65,976,657
Banks 3 .0%
Bank of America Corp. 528,944 15,175,403
Citigroup, Inc. 156,855 7,221,604
Citizens Financial Group, Inc.
(a) 41,991 1,095,125
Comerica, Inc.(a) 11,533 488,538
Fifth Third Bancorp 55,130 1,444,957
Huntington Bancshares, Inc. 119,684 1,290,194
JPMorgan Chase & Co. 235,457 34,244,866
KeyCorp(a) 81,632 754,280
M&T Bank Corp. 13,604 1,683,631
PNC Financial Services
Group, Inc. (The)(a) 32,611 4,107,356
Regions Financial Corp. 78,252 1,394,451
Truist Financial Corp. 108,335 3,287,967
US Bancorp(a) 112,396 3,713,564
Wells Fargo & Co. 302,327 12,903,316
Zions Bancorp NA 12,644 339,618
89,144,870
Beverages 1 .7%
Brown-Forman Corp., Class B 14,174 946,540
Coca-Cola Co. (The) 313,599 18,884,932
Constellation Brands, Inc.,
Class A 13,090 3,221,842
Keurig Dr Pepper, Inc. 68,461 2,140,775
Molson Coors Beverage Co.,
Class B(a) 14,728 969,691
Common Stocks
Shares Value ($)
Beverages
Monster Beverage Corp.* 62,193 3,572,366
PepsiCo, Inc. 111,004 20,560,161
50,296,307
Biotechnology 1 .9%
AbbVie, Inc. 142,154 19,152,408
Amgen, Inc. 43,052 9,558,405
Biogen, Inc.* 11,563 3,293,721
Gilead Sciences, Inc. 100,986 7,782,991
Incyte Corp.* 14,429 898,205
Moderna, Inc.* 26,145 3,176,618
Regeneron Pharmaceuticals,
Inc.* 8,733 6,275,010
Vertex Pharmaceuticals, Inc.* 20,629 7,259,551
57,396,909
Broadline Retail 3 .2%
Amazon.com, Inc.* 719,233 93,759,214
eBay, Inc. 43,899 1,961,846
Etsy, Inc.*(a) 10,021 847,877
96,568,937
Building Products 0 .4%
A O Smith Corp. 10,396 756,621
Allegion plc 6,908 829,098
Carrier Global Corp. 67,617 3,361,241
Johnson Controls International
plc 55,348 3,771,413
Masco Corp. 17,770 1,019,642
Trane Technologies plc(a) 18,434 3,525,687
13,263,702
Capital Markets 2 .6%
Ameriprise Financial, Inc. 8,405 2,791,805
Bank of New York Mellon
Corp. (The) 58,701 2,613,369
BlackRock, Inc. 11,938 8,250,829
Cboe Global Markets, Inc. 8,309 1,146,725
Charles Schwab Corp. (The) 121,201 6,869,673
CME Group, Inc. 28,910 5,356,734
FactSet Research Systems,
Inc. 2,979 1,193,536
Franklin Resources, Inc.(a) 21,735 580,542
Goldman Sachs Group, Inc.
(The) 26,978 8,701,484
Intercontinental Exchange, Inc. 45,111 5,101,152
Invesco Ltd. 35,513 596,974
MarketAxess Holdings, Inc. 2,947 770,405
Moody's Corp. 12,703 4,417,087
Morgan Stanley 105,191 8,983,311
MSCI, Inc., Class A 6,395 3,001,110
Nasdaq, Inc. 27,015 1,346,698
Northern Trust Corp. 16,939 1,255,857
Raymond James Financial,
Inc.(a) 15,737 1,633,028
S&P Global, Inc. 26,468 10,610,756
State Street Corp. 27,822 2,036,014
T. Rowe Price Group, Inc.(a) 17,905 2,005,718
79,262,807
Chemicals 1 .7%
Air Products & Chemicals, Inc. 17,825 5,339,122
Albemarle Corp. 9,540 2,128,279

106 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
Celanese Corp., Class A 7,782 901,156
CF Industries Holdings, Inc. 15,556 1,079,897
Corteva, Inc. 58,100 3,329,130
Dow, Inc. 57,952 3,086,523
DuPont de Nemours, Inc. 36,518 2,608,846
Eastman Chemical Co. 9,702 812,251
Ecolab, Inc. 20,183 3,767,964
FMC Corp. 9,785 1,020,967
International Flavors &
Fragrances, Inc.(a) 20,320 1,617,269
Linde plc 39,497 15,051,517
LyondellBasell Industries NV,
Class A 20,385 1,871,955
Mosaic Co. (The) 27,086 948,010
PPG Industries, Inc. 18,713 2,775,138
Sherwin-Williams Co. (The) 18,796 4,990,714
51,328,738
Commercial Services & Supplies 0 .5%
Cintas Corp. 7,005 3,482,045
Copart, Inc.* 34,929 3,185,874
Republic Services, Inc., Class
A 16,655 2,551,046
Rollins, Inc. 17,572 752,609
Waste Management, Inc. 29,864 5,179,015
15,150,589
Communications Equipment 0 .9%
Arista Networks, Inc.* 20,411 3,307,807
Cisco Systems, Inc. 330,011 17,074,769
F5, Inc.* 4,653 680,548
Juniper Networks, Inc. 25,273 791,803
Motorola Solutions, Inc. 13,437 3,940,803
25,795,730
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 11,813 2,320,664
Construction Materials 0 .2%
Martin Marietta Materials, Inc. 5,034 2,324,147
Vulcan Materials Co. 10,674 2,406,347
4,730,494
Consumer Finance 0 .5%
American Express Co. 47,983 8,358,639
Capital One Financial Corp. 30,335 3,317,739
Discover Financial Services 21,267 2,485,049
Synchrony Financial(a) 35,997 1,221,018
15,382,445
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 35,733 19,237,933
Dollar General Corp. 18,025 3,060,285
Dollar Tree, Inc.* 16,473 2,363,875
Kroger Co. (The) 53,557 2,517,179
Sysco Corp. 40,300 2,990,260
Target Corp. 37,241 4,912,088
Walgreens Boots Alliance, Inc. 56,545 1,610,967
Walmart, Inc. 113,013 17,763,383
54,455,970
Containers & Packaging 0 .2%
Amcor plc 119,712 1,194,726
Avery Dennison Corp. 6,432 1,105,018
Common Stocks
Shares Value ($)
Containers & Packaging
Ball Corp.(a) 25,343 1,475,216
International Paper Co. 28,336 901,368
Packaging Corp. of America 7,387 976,266
Sealed Air Corp. 11,676 467,040
Westrock Co. 21,091 613,115
6,732,749
Distributors 0 .1%
Genuine Parts Co. 11,452 1,938,022
LKQ Corp.(a) 20,865 1,215,803
Pool Corp.(a) 3,151 1,180,491
4,334,316
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 576,014 9,187,423
Verizon Communications, Inc. 338,727 12,597,257
21,784,680
Electric Utilities 1 .7%
Alliant Energy Corp.(a) 20,588 1,080,458
American Electric Power Co.,
Inc. 41,297 3,477,207
Constellation Energy Corp.(a) 26,104 2,389,821
Duke Energy Corp. 62,483 5,607,225
Edison International 30,450 2,114,753
Entergy Corp. 17,037 1,658,893
Evergy, Inc. 19,154 1,118,977
Eversource Energy 28,047 1,989,093
Exelon Corp. 79,018 3,219,193
FirstEnergy Corp. 44,731 1,739,141
NextEra Energy, Inc. 163,033 12,097,049
NRG Energy, Inc. 19,142 715,719
PG&E Corp.* 130,652 2,257,667
Pinnacle West Capital Corp. 8,702 708,865
PPL Corp. 59,081 1,563,283
Southern Co. (The) 87,857 6,171,954
Xcel Energy, Inc. 44,080 2,740,454
50,649,752
Electrical Equipment 0 .6%
AMETEK, Inc. 18,810 3,044,963
Eaton Corp. plc 32,116 6,458,527
Emerson Electric Co. 45,548 4,117,084
Generac Holdings, Inc.*(a) 4,937 736,255
Rockwell Automation, Inc. 9,164 3,019,080
17,375,909
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 48,315 4,104,359
CDW Corp.(a) 10,979 2,014,647
Corning, Inc. 61,372 2,150,475
Keysight Technologies, Inc.* 14,078 2,357,361
TE Connectivity Ltd. 25,288 3,544,366
Teledyne Technologies, Inc.* 3,780 1,553,996
Trimble, Inc.*(a) 19,664 1,041,012
Zebra Technologies Corp.,
Class A* 4,170 1,233,611
17,999,827
Energy Equipment & Services 0 .4%
Baker Hughes Co., Class A 82,651 2,612,598
Halliburton Co. 71,286 2,351,725

NVIT S&P 500 Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 114,900 5,643,888
10,608,211
Entertainment 1 .4%
Activision Blizzard, Inc.* 57,726 4,866,302
Electronic Arts, Inc. 20,640 2,677,008
Live Nation Entertainment,
Inc.*(a) 11,996 1,092,955
Netflix, Inc.* 35,818 15,777,471
Take-Two Interactive Software,
Inc.* 12,981 1,910,284
Walt Disney Co. (The)* 147,231 13,144,784
Warner Bros Discovery, Inc.* 178,895 2,243,343
41,712,147
Financial Services 4 .2%
Berkshire Hathaway, Inc.,
Class B* 143,684 48,996,244
Fidelity National Information
Services, Inc. 47,797 2,614,496
Fiserv, Inc.* 50,049 6,313,681
FleetCor Technologies, Inc.*(a) 6,037 1,515,770
Global Payments, Inc. 20,821 2,051,285
Jack Henry & Associates, Inc.
(a) 5,685 951,271
Mastercard, Inc., Class A 67,420 26,516,286
PayPal Holdings, Inc.* 90,142 6,015,176
Visa, Inc., Class A(a) 130,385 30,963,830
125,938,039
Food Products 1 .0%
Archer-Daniels-Midland Co. 43,926 3,319,049
Bunge Ltd. 11,960 1,128,426
Campbell Soup Co. 15,564 711,430
Conagra Brands, Inc. 39,142 1,319,868
General Mills, Inc. 46,751 3,585,802
Hershey Co. (The) 11,776 2,940,467
Hormel Foods Corp. 23,374 940,102
J M Smucker Co. (The)(a) 8,932 1,318,989
Kellogg Co. 20,712 1,395,989
Kraft Heinz Co. (The) 64,275 2,281,763
Lamb Weston Holdings, Inc. 11,972 1,376,181
McCormick & Co., Inc.
(Non-Voting) 20,041 1,748,176
Mondelez International, Inc.,
Class A 109,763 8,006,113
Tyson Foods, Inc., Class A 22,538 1,150,340
31,222,695
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 11,460 1,333,256
Ground Transportation 0 .8%
CSX Corp. 162,449 5,539,511
JB Hunt Transport Services,
Inc. 6,495 1,175,790
Norfolk Southern Corp. 18,509 4,197,101
Old Dominion Freight Line,
Inc.(a) 7,176 2,653,326
Union Pacific Corp. 49,155 10,058,096
23,623,824
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2 .9%
Abbott Laboratories 140,126 15,276,537
Align Technology, Inc.* 5,700 2,015,748
Baxter International, Inc. 40,571 1,848,415
Becton Dickinson & Co. 22,926 6,052,693
Boston Scientific Corp.* 115,839 6,265,732
Cooper Cos., Inc. (The) 4,033 1,546,373
Dentsply Sirona, Inc. 16,794 672,096
Dexcom, Inc.* 30,963 3,979,055
Edwards Lifesciences Corp.* 49,201 4,641,130
GE HealthCare Technologies,
Inc. 31,506 2,559,547
Hologic, Inc.* 19,456 1,575,352
IDEXX Laboratories, Inc.* 6,623 3,326,269
Insulet Corp.* 5,547 1,599,422
Intuitive Surgical, Inc.* 28,233 9,653,992
Medtronic plc 107,196 9,443,968
ResMed, Inc. 11,726 2,562,131
STERIS plc(a) 8,069 1,815,364
Stryker Corp. 27,221 8,304,855
Teleflex, Inc. 3,968 960,375
Zimmer Biomet Holdings, Inc. 16,749 2,438,654
86,537,708
Health Care Providers & Services 2 .9%
AmerisourceBergen Corp. 13,242 2,548,158
Cardinal Health, Inc. 20,629 1,950,885
Centene Corp.* 43,902 2,961,190
Cigna Group (The) 23,809 6,680,805
CVS Health Corp. 103,647 7,165,117
DaVita, Inc.* 4,450 447,092
Elevance Health, Inc. 19,022 8,451,284
HCA Healthcare, Inc. 16,818 5,103,927
Henry Schein, Inc.* 10,876 882,044
Humana, Inc. 9,962 4,454,309
Laboratory Corp. of America
Holdings 7,115 1,717,063
McKesson Corp. 10,916 4,664,516
Molina Healthcare, Inc.* 4,605 1,387,210
Quest Diagnostics, Inc. 8,749 1,229,759
UnitedHealth Group, Inc. 75,016 36,055,690
Universal Health Services,
Inc., Class B 5,277 832,552
86,531,601
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 46,064 925,887
Ventas, Inc. 31,831 1,504,651
Welltower, Inc. 39,715 3,212,546
5,643,084
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 55,189 928,831
Hotels, Restaurants & Leisure 2 .0%
Booking Holdings, Inc.* 2,984 8,057,785
Caesars Entertainment, Inc.* 17,288 881,169
Carnival Corp.*(a) 82,742 1,558,032
Chipotle Mexican Grill, Inc.,
Class A* 2,223 4,754,997
Darden Restaurants, Inc. 9,472 1,582,582
Domino's Pizza, Inc. 2,875 968,846
Expedia Group, Inc.* 11,888 1,300,428

108 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 21,088 3,069,358
Las Vegas Sands Corp.* 26,419 1,532,302
Marriott International, Inc.,
Class A 21,276 3,908,189
McDonald's Corp. 58,826 17,554,267
MGM Resorts International 24,658 1,082,979
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 713,555
Royal Caribbean Cruises
Ltd.*(a) 17,354 1,800,304
Starbucks Corp. 92,369 9,150,073
Wynn Resorts Ltd. 8,098 855,230
Yum! Brands, Inc. 22,452 3,110,725
61,880,821
Household Durables 0 .4%
DR Horton, Inc. 25,002 3,042,493
Garmin Ltd. 11,862 1,237,088
Lennar Corp., Class A 20,229 2,534,896
Mohawk Industries, Inc.* 4,471 461,228
Newell Brands, Inc. 29,961 260,661
NVR, Inc.* 243 1,543,201
PulteGroup, Inc. 18,201 1,413,854
Whirlpool Corp. 4,470 665,091
11,158,512
Household Products 1 .4%
Church & Dwight Co., Inc. 19,779 1,982,449
Clorox Co. (The) 10,019 1,593,422
Colgate-Palmolive Co. 67,273 5,182,712
Kimberly-Clark Corp. 27,228 3,759,098
Procter & Gamble Co. (The) 189,907 28,816,488
41,334,169
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 54,846 1,136,958
Industrial Conglomerates 0 .8%
3M Co. 44,691 4,473,122
General Electric Co. 87,986 9,665,262
Honeywell International, Inc. 53,660 11,134,450
25,272,834
Industrial REITs 0 .3%
Prologis, Inc. 74,406 9,124,408
Insurance 2 .0%
Aflac, Inc.(a) 45,208 3,155,518
Allstate Corp. (The) 20,891 2,277,955
American International Group,
Inc. 59,365 3,415,862
Aon plc, Class A 16,549 5,712,715
Arch Capital Group Ltd.* 29,978 2,243,853
Arthur J Gallagher & Co. 17,438 3,828,862
Assurant, Inc. 4,031 506,777
Brown & Brown, Inc.(a) 19,318 1,329,851
Chubb Ltd. 33,146 6,382,594
Cincinnati Financial Corp. 12,556 1,221,950
Everest Re Group Ltd. 3,455 1,181,126
Globe Life, Inc. 7,116 780,056
Common Stocks
Shares Value ($)
Insurance
Hartford Financial Services
Group, Inc. (The) 25,633 1,846,089
Lincoln National Corp. 12,306 317,003
Loews Corp. 15,839 940,520
Marsh & McLennan Cos., Inc. 39,861 7,497,057
MetLife, Inc. 52,220 2,951,997
Principal Financial Group, Inc. 18,084 1,371,490
Progressive Corp. (The) 47,165 6,243,231
Prudential Financial, Inc.(a) 29,245 2,579,994
Travelers Cos., Inc. (The) 18,344 3,185,619
W R Berkley Corp.(a) 16,265 968,743
Willis Towers Watson plc 8,405 1,979,377
61,918,239
Interactive Media & Services 5 .3%
Alphabet, Inc., Class A* 478,682 57,298,236
Alphabet, Inc., Class C* 411,757 49,810,244
Match Group, Inc.* 22,017 921,411
Meta Platforms, Inc., Class A* 178,239 51,151,028
159,180,919
IT Services 1 .1%
Accenture plc, Class A 50,884 15,701,785
Akamai Technologies, Inc.*(a) 12,450 1,118,881
Cognizant Technology
Solutions Corp., Class A 40,742 2,659,638
DXC Technology Co.* 19,310 515,963
EPAM Systems, Inc.* 4,639 1,042,615
Gartner, Inc.* 6,393 2,239,532
International Business
Machines Corp. 73,164 9,790,075
VeriSign, Inc.* 7,137 1,612,748
34,681,237
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 650,096
Life Sciences Tools & Services 1 .6%
Agilent Technologies, Inc. 24,270 2,918,467
Bio-Rad Laboratories, Inc.,
Class A* 1,681 637,301
Bio-Techne Corp. 13,140 1,072,618
Charles River Laboratories
International, Inc.* 3,999 840,790
Danaher Corp. 53,509 12,842,160
Illumina, Inc.* 12,978 2,433,245
IQVIA Holdings, Inc.* 14,789 3,324,124
Mettler-Toledo International,
Inc.* 1,763 2,312,421
Revvity, Inc. 9,805 1,164,736
Thermo Fisher Scientific, Inc. 31,079 16,215,468
Waters Corp.* 4,702 1,253,271
West Pharmaceutical
Services, Inc. 5,972 2,284,111
47,298,712
Machinery 1 .8%
Caterpillar, Inc. 41,579 10,230,513
Cummins, Inc. 11,255 2,759,276
Deere & Co. 21,771 8,821,392
Dover Corp. 11,158 1,647,479
Fortive Corp. 28,838 2,156,217
IDEX Corp. 5,921 1,274,554

NVIT S&P 500 Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Machinery
Illinois Tool Works, Inc. 22,269 5,570,813
Ingersoll Rand, Inc. 32,953 2,153,808
Nordson Corp. 4,354 1,080,576
Otis Worldwide Corp. 33,411 2,973,913
PACCAR, Inc. 42,053 3,517,733
Parker-Hannifin Corp. 10,319 4,024,823
Pentair plc 12,775 825,265
Snap-on, Inc. 4,202 1,210,974
Stanley Black & Decker, Inc. 12,256 1,148,510
Westinghouse Air Brake
Technologies Corp. 14,500 1,590,215
Xylem, Inc. 19,640 2,211,857
53,197,918
Media 0 .7%
Charter Communications, Inc.,
Class A* 8,396 3,084,438
Comcast Corp., Class A 335,133 13,924,776
Fox Corp., Class A 24,537 834,258
Fox Corp., Class B 12,458 397,286
Interpublic Group of Cos., Inc.
(The)(a) 30,709 1,184,753
News Corp., Class A 30,655 597,773
News Corp., Class B(a) 9,114 179,728
Omnicom Group, Inc. 16,409 1,561,316
Paramount Global, Class B(a) 39,422 627,204
22,391,532
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 115,484 4,619,360
Newmont Corp.(a) 64,859 2,766,885
Nucor Corp. 20,349 3,336,829
Steel Dynamics, Inc. 13,257 1,444,085
12,167,159
Multi-Utilities 0 .7%
Ameren Corp. 20,710 1,691,386
CenterPoint Energy, Inc. 49,346 1,438,436
CMS Energy Corp.(a) 23,400 1,374,750
Consolidated Edison, Inc. 28,480 2,574,592
Dominion Energy, Inc. 68,014 3,522,445
DTE Energy Co. 16,607 1,827,102
NiSource, Inc. 32,080 877,388
Public Service Enterprise
Group, Inc. 39,764 2,489,624
Sempra Energy 25,612 3,728,851
WEC Energy Group, Inc. 25,835 2,279,680
21,804,254
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 12,836 1,456,758
Boston Properties, Inc.(a) 10,893 627,328
2,084,086
Oil, Gas & Consumable Fuels 3 .7%
APA Corp. 25,361 866,585
Chevron Corp. 140,412 22,093,828
ConocoPhillips 97,557 10,107,881
Coterra Energy, Inc. 62,751 1,587,600
Devon Energy Corp. 52,560 2,540,750
Diamondback Energy, Inc. 14,714 1,932,831
EOG Resources, Inc. 47,206 5,402,255
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp.(a) 28,861 1,187,053
Exxon Mobil Corp. 325,755 34,937,224
Hess Corp. 21,958 2,985,190
Kinder Morgan, Inc. 156,594 2,696,549
Marathon Oil Corp. 50,475 1,161,935
Marathon Petroleum Corp. 33,902 3,952,973
Occidental Petroleum Corp.(a) 57,956 3,407,813
ONEOK, Inc. 35,307 2,179,148
Phillips 66 37,141 3,542,509
Pioneer Natural Resources
Co. 18,941 3,924,196
Targa Resources Corp. 17,685 1,345,829
Valero Energy Corp.(a) 28,887 3,388,445
Williams Cos., Inc. (The) 99,548 3,248,251
112,488,845
Passenger Airlines 0 .2%
Alaska Air Group, Inc.*(a) 9,760 519,037
American Airlines Group,
Inc.*(a) 54,960 985,982
Delta Air Lines, Inc.*(a) 51,575 2,451,876
Southwest Airlines Co.(a) 47,487 1,719,504
United Airlines Holdings, Inc.* 26,375 1,447,196
7,123,595
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 18,586 3,649,919
Pharmaceuticals 4 .1%
Bristol-Myers Squibb Co. 169,691 10,851,739
Catalent, Inc.* 14,088 610,856
Eli Lilly & Co. 63,483 29,772,257
Johnson & Johnson 209,387 34,657,736
Merck & Co., Inc. 204,448 23,591,255
Organon & Co. 19,612 408,126
Pfizer, Inc. 454,857 16,684,155
Viatris, Inc. 95,453 952,621
Zoetis, Inc., Class A 37,173 6,401,562
123,930,307
Professional Services 0 .8%
Automatic Data Processing,
Inc. 33,381 7,336,810
Broadridge Financial
Solutions, Inc. 9,563 1,583,920
Ceridian HCM Holding, Inc.*(a) 12,072 808,462
CoStar Group, Inc.* 33,307 2,964,323
Equifax, Inc.(a) 10,078 2,371,353
Jacobs Solutions, Inc. 10,022 1,191,516
Leidos Holdings, Inc. 10,902 964,609
Paychex, Inc. 25,464 2,848,658
Paycom Software, Inc.(a) 3,785 1,215,893
Robert Half International, Inc. 8,760 658,927
Verisk Analytics, Inc., Class A 11,569 2,614,941
24,559,412
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 25,641 2,069,485
Residential REITs 0 .3%
AvalonBay Communities, Inc.
(a) 11,456 2,168,277

110 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Residential REITs
Camden Property Trust 8,878 966,548
Equity Residential 26,995 1,780,860
Essex Property Trust, Inc. 5,368 1,257,722
Invitation Homes, Inc.(a) 47,866 1,646,590
Mid-America Apartment
Communities, Inc. 9,438 1,433,255
UDR, Inc.(a) 24,803 1,065,537
10,318,789
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 591,845
Kimco Realty Corp. 51,548 1,016,527
Realty Income Corp. 53,793 3,216,283
Regency Centers Corp. 11,754 726,045
Simon Property Group, Inc. 26,170 3,022,112
8,572,812
Semiconductors & Semiconductor Equipment 7 .3%
Advanced Micro Devices, Inc.* 129,751 14,779,936
Analog Devices, Inc. 40,863 7,960,521
Applied Materials, Inc. 68,093 9,842,162
Broadcom, Inc. 33,593 29,139,576
Enphase Energy, Inc.*(a) 10,820 1,812,134
First Solar, Inc.* 7,880 1,497,909
Intel Corp. 336,069 11,238,147
KLA Corp. 11,039 5,354,136
Lam Research Corp. 10,847 6,973,103
Microchip Technology, Inc. 43,775 3,921,802
Micron Technology, Inc. 88,178 5,564,914
Monolithic Power Systems,
Inc.(a) 3,717 2,008,035
NVIDIA Corp. 199,267 84,293,926
NXP Semiconductors NV 20,826 4,262,666
ON Semiconductor Corp.* 35,027 3,312,854
Qorvo, Inc.* 8,062 822,566
QUALCOMM, Inc. 89,758 10,684,792
Skyworks Solutions, Inc. 12,928 1,431,000
SolarEdge Technologies, Inc.* 4,443 1,195,389
Teradyne, Inc.(a) 12,154 1,353,105
Texas Instruments, Inc. 73,132 13,165,223
220,613,896
Software 10 .2%
Adobe, Inc.* 36,959 18,072,582
ANSYS, Inc.* 7,036 2,323,780
Autodesk, Inc.* 17,289 3,537,502
Cadence Design Systems,
Inc.* 21,839 5,121,682
Fair Isaac Corp.* 2,005 1,622,466
Fortinet, Inc.* 52,510 3,969,231
Gen Digital, Inc. 45,482 843,691
Intuit, Inc. 22,648 10,377,087
Microsoft Corp. 599,097 204,016,492
Oracle Corp. 123,992 14,766,207
Palo Alto Networks, Inc.*(a) 24,532 6,268,171
PTC, Inc.* 8,805 1,252,952
Roper Technologies, Inc. 8,523 4,097,858
Salesforce, Inc.* 78,883 16,664,823
ServiceNow, Inc.* 16,416 9,225,300
Synopsys, Inc.* 12,207 5,315,050
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 3,409 1,419,746
308,894,620
Specialized REITs 1 .1%
American Tower Corp. 37,551 7,282,641
Crown Castle, Inc. 34,810 3,966,251
Digital Realty Trust, Inc.(a) 23,206 2,642,467
Equinix, Inc. 7,535 5,906,988
Extra Space Storage, Inc. 10,794 1,606,687
Iron Mountain, Inc. 23,713 1,347,373
Public Storage 12,600 3,677,688
SBA Communications Corp.,
Class A 8,899 2,062,432
VICI Properties, Inc., Class
A(a) 80,914 2,543,127
Weyerhaeuser Co. 59,614 1,997,665
33,033,319
Specialty Retail 2 .1%
Advance Auto Parts, Inc. 4,654 327,176
AutoZone, Inc.* 1,496 3,730,067
Bath & Body Works, Inc. 19,150 718,125
Best Buy Co., Inc. 15,770 1,292,351
CarMax, Inc.*(a) 12,857 1,076,131
Home Depot, Inc. (The) 81,593 25,346,050
Lowe's Cos., Inc. 48,050 10,844,885
O'Reilly Automotive, Inc.* 4,974 4,751,662
Ross Stores, Inc. 27,225 3,052,739
TJX Cos., Inc. (The) 92,412 7,835,613
Tractor Supply Co.(a) 8,826 1,951,429
Ulta Beauty, Inc.* 4,010 1,887,086
62,813,314
Technology Hardware, Storage & Peripherals 7 .9%
Apple, Inc. 1,191,265 231,069,672
Hewlett Packard Enterprise
Co. 105,489 1,772,215
HP, Inc. 71,190 2,186,245
NetApp, Inc. 17,340 1,324,776
Seagate Technology Holdings
plc(a) 15,377 951,375
Western Digital Corp.* 25,419 964,143
238,268,426
Textiles, Apparel & Luxury Goods 0 .4%
NIKE, Inc., Class B 99,295 10,959,189
Ralph Lauren Corp., Class
A(a) 3,037 374,462
Tapestry, Inc. 19,167 820,348
VF Corp. 25,696 490,537
12,644,536
Tobacco 0 .6%
Altria Group, Inc. 142,967 6,476,405
Philip Morris International, Inc. 125,065 12,208,845
18,685,250
Trading Companies & Distributors 0 .3%
Fastenal Co. 46,723 2,756,190
United Rentals, Inc. 5,569 2,480,265
WW Grainger, Inc. 3,571 2,816,055
8,052,510

NVIT S&P 500 Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Water Utilities 0 .1%
American Water Works Co.,
Inc. 15,508 2,213,767
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.*(a) 47,005 6,528,995
Total Common Stocks
(cost $958,599,704) 2,994,148,843
Repurchase Agreements 0 .8%
Principal
Amount ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,217,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,772,035,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $2,826,281.
(b)(c) 2,770,864 2,770,864
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,225,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046;
total market value
$10,205,519.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $22,770,864) 22,770,864
Total Investments
(cost $981,370,568) — 99.9% 3,016,919,707
Other assets in excess of liabilities — 0.1% 2,620,096
NET ASSETS — 100.0%
$ 3,019,539,803
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $120,522,683, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $22,770,864 and by $99,121,316 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/31/2023 – 11/15/2052, a total value of $121,892,180.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $22,770,864.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

112 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 112 9/2023 USD 25,134,200 420,187
Net contracts 420,187
As of June 30, 2023, the Fund had $1,571,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 113
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 4,973 62,262
Total Closed End Fund
(cost  $52,903) 62,262
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 5,435 313,926
Aerojet Rocketdyne Holdings,
Inc.* 11,914 653,721
AeroVironment, Inc.* 3,815 390,198
AerSale Corp.* 3,789 55,698
Archer Aviation, Inc., Class A* 23,659 97,475
Astronics Corp.* 4,061 80,651
Cadre Holdings, Inc. 2,923 63,721
Ducommun, Inc.* 1,610 70,148
Eve Holding, Inc.*(a) 2,638 27,646
Kaman Corp. 4,479 108,974
Kratos Defense & Security
Solutions, Inc.* 19,318 277,020
Leonardo DRS, Inc.*(a) 7,908 137,125
Moog, Inc., Class A 4,331 469,610
National Presto Industries, Inc. 740 54,168
Park Aerospace Corp. 3,161 43,622
Parsons Corp.*(a) 6,201 298,516
Redwire Corp.*(a) 2,738 6,982
Rocket Lab USA, Inc.*(a) 41,926 251,556
Terran Orbital Corp.*(a) 13,199 19,799
Triumph Group, Inc.* 9,852 121,869
V2X, Inc.* 1,769 87,672
Virgin Galactic Holdings, Inc.* 38,187 148,166
3,778,263
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.*(a) 8,700 164,169
Forward Air Corp. 3,954 419,559
Hub Group, Inc., Class A* 4,996 401,279
Radiant Logistics, Inc.* 5,309 35,676
1,020,683
Automobile Components 1.5%
Adient plc* 14,652 561,465
American Axle &
Manufacturing Holdings,
Inc.* 17,494 144,675
Cooper-Standard Holdings,
Inc.* 412 5,875
Dana, Inc. 20,054 340,918
Dorman Products, Inc.* 3,969 312,876
Fox Factory Holding Corp.* 6,419 696,526
Gentherm, Inc.*(a) 5,127 289,727
Goodyear Tire & Rubber Co.
(The)* 42,476 581,072
Holley, Inc.*(a) 9,187 37,575
LCI Industries 3,804 480,674
Luminar Technologies, Inc.,
Class A* 41,050 282,424
Common Stocks
Shares Value ($)
Automobile Components
Modine Manufacturing Co.* 7,969 263,136
Patrick Industries, Inc. 3,293 263,440
Solid Power, Inc.* 23,719 60,246
Standard Motor Products, Inc. 3,297 123,703
Stoneridge, Inc.* 3,976 74,948
Visteon Corp.*(a) 4,258 611,491
XPEL, Inc. Reg. S* 3,374 284,158
5,414,929
Automobiles 0.1%
Fisker, Inc., Class A*(a) 29,445 166,070
Livewire Group, Inc.*(a) 1,566 18,495
Winnebago Industries, Inc. 4,606 307,174
Workhorse Group, Inc.* 29,958 26,111
517,850
Banks 7.8%
1st Source Corp. 2,589 108,557
ACNB Corp. 1,409 46,737
Amalgamated Financial Corp. 3,211 51,665
Amerant Bancorp, Inc., Class
A(a) 4,373 75,172
American National
Bankshares, Inc. 1,705 49,411
Ameris Bancorp 9,972 341,142
Ames National Corp.(a) 1,320 23,800
Arrow Financial Corp. 2,617 52,706
Associated Banc-Corp. 24,802 402,537
Atlantic Union Bankshares
Corp. 11,203 290,718
Axos Financial, Inc.* 8,688 342,655
Banc of California, Inc. 8,196 94,910
BancFirst Corp. 3,362 309,304
Bancorp, Inc. (The)* 8,071 263,518
Bank First Corp.(a) 1,498 124,634
Bank of Hawaii Corp. 2,586 106,621
Bank of Marin Bancorp 2,695 47,621
Bank of NT Butterfield & Son
Ltd. (The) 8,017 219,345
Bank7 Corp. 456 11,186
BankUnited, Inc. 10,264 221,189
Bankwell Financial Group, Inc. 1,138 27,744
Banner Corp. 4,634 202,367
Bar Harbor Bankshares 2,241 55,218
BayCom Corp. 2,187 36,479
BCB Bancorp, Inc. 2,988 35,079
Berkshire Hills Bancorp, Inc. 5,986 124,090
Blue Foundry Bancorp* 4,206 42,523
Blue Ridge Bankshares, Inc. 3,085 27,302
Bridgewater Bancshares, Inc.* 3,221 31,727
Brookline Bancorp, Inc. 11,891 103,927
Burke & Herbert Financial
Services Corp.(a) 1,072 68,822
Business First Bancshares,
Inc. 4,288 64,620
Byline Bancorp, Inc. 4,057 73,391
C&F Financial Corp.(a) 444 23,843
Cadence Bank 23,154 454,745
Cambridge Bancorp(a) 1,295 70,331
Camden National Corp. 2,507 77,642
Capital Bancorp, Inc. 1,596 28,888

114 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capital City Bank Group, Inc. 2,246 68,817
Capitol Federal Financial, Inc. 19,252 118,785
Capstar Financial Holdings,
Inc. 3,411 41,853
Carter Bankshares, Inc.* 3,912 57,859
Cathay General Bancorp 11,485 369,702
Central Pacific Financial Corp. 3,687 57,923
Central Valley Community
Bancorp 1,538 23,762
Chemung Financial Corp. 508 19,512
ChoiceOne Financial Services,
Inc.(a) 986 22,678
Citizens & Northern Corp. 2,310 44,583
Citizens Financial Services,
Inc.(a) 693 51,608
City Holding Co. 1,983 178,450
Civista Bancshares, Inc. 2,448 42,595
CNB Financial Corp.(a) 3,433 60,592
Coastal Financial Corp.* 1,665 62,687
Codorus Valley Bancorp, Inc. 1,414 27,729
Colony Bankcorp, Inc. 3,536 33,309
Columbia Financial, Inc.* 4,672 80,779
Community Bank System, Inc. 6,992 327,785
Community Financial Corp.
(The)(a) 969 26,250
Community Trust Bancorp, Inc. 2,685 95,505
ConnectOne Bancorp, Inc. 6,242 103,555
CrossFirst Bankshares, Inc.* 6,724 67,240
Customers Bancorp, Inc.* 4,424 133,870
CVB Financial Corp. 19,618 260,527
Dime Community Bancshares,
Inc. 5,086 89,666
Eagle Bancorp, Inc. 4,031 85,296
Eastern Bankshares, Inc. 24,233 297,339
Enterprise Bancorp, Inc. 1,543 44,654
Enterprise Financial Services
Corp. 6,051 236,594
Equity Bancshares, Inc., Class
A 2,536 57,770
Esquire Financial Holdings,
Inc. 1,024 46,838
ESSA Bancorp, Inc.(a) 1,674 25,026
Evans Bancorp, Inc. 833 20,767
Farmers & Merchants
Bancorp, Inc. 2,175 48,959
Farmers National Banc Corp.
(a) 6,208 76,793
FB Financial Corp. 6,204 174,022
Fidelity D&D Bancorp, Inc.(a) 690 33,527
Financial Institutions, Inc. 2,276 35,824
First Bancorp(a) 30,075 471,575
First Bancorp, Inc. (The) 1,741 42,376
First Bancshares, Inc. (The)(a) 4,762 123,050
First Bank(a) 2,559 26,562
First Busey Corp. 8,510 171,051
First Business Financial
Services, Inc. 1,356 39,988
First Commonwealth Financial
Corp. 13,873 175,493
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 2,782 82,709
First Community Corp. 1,306 22,672
First Financial Bancorp 13,447 274,857
First Financial Bankshares,
Inc.(a) 20,252 576,980
First Financial Corp. 1,973 64,063
First Foundation, Inc. 9,873 39,196
First Interstate BancSystem,
Inc., Class A 13,663 325,726
First Merchants Corp. 9,981 281,764
First Mid Bancshares, Inc. 3,424 82,655
First of Long Island Corp.
(The) 4,161 50,015
First Western Financial, Inc.* 1,380 25,668
Five Star Bancorp 1,944 43,487
Flushing Financial Corp. 4,731 58,144
FS Bancorp, Inc.(a) 889 26,732
Fulton Financial Corp.(a) 25,040 298,477
FVCBankcorp, Inc.* 2,595 27,948
German American Bancorp,
Inc. 5,133 139,515
Glacier Bancorp, Inc. 17,062 531,823
Great Southern Bancorp, Inc.
(a) 1,451 73,609
Greene County Bancorp, Inc.
(a) 1,142 34,032
Guaranty Bancshares, Inc. 1,385 37,506
Hancock Whitney Corp. 13,177 505,733
Hanmi Financial Corp. 4,070 60,765
HarborOne Bancorp, Inc. 6,504 56,455
HBT Financial, Inc.(a) 2,220 40,937
Heartland Financial USA, Inc. 6,426 179,093
Heritage Commerce Corp. 10,533 87,213
Heritage Financial Corp. 5,224 84,472
Hilltop Holdings, Inc. 7,241 227,802
Hingham Institution for
Savings(a) 254 54,148
Home Bancorp, Inc. 1,225 40,682
Home BancShares, Inc.(a) 29,920 682,176
HomeStreet, Inc. 3,550 21,016
HomeTrust Bancshares, Inc. 2,539 53,040
Hope Bancorp, Inc. 15,667 131,916
Horizon Bancorp, Inc. 6,461 67,259
Independent Bank Corp. 9,075 314,198
Independent Bank Group, Inc. 5,511 190,295
International Bancshares Corp. 8,392 370,926
John Marshall Bancorp, Inc.(a) 1,893 38,030
Kearny Financial Corp.(a) 9,936 70,049
Lakeland Bancorp, Inc. 10,320 138,185
Lakeland Financial Corp.(a) 3,665 177,826
LCNB Corp. 1,815 26,789
Live Oak Bancshares, Inc.(a) 5,468 143,863
Luther Burbank Corp. 2,997 26,733
Macatawa Bank Corp. 4,543 42,159
MainStreet Bancshares, Inc.
(a) 1,047 23,725
Mercantile Bank Corp. 2,731 75,430
Metrocity Bankshares, Inc. 3,036 54,314

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Banks
Metropolitan Bank Holding
Corp.* 1,734 60,222
Mid Penn Bancorp, Inc. 2,416 53,345
Middlefield Banc Corp. 1,345 36,046
Midland States Bancorp, Inc. 3,243 64,568
MidWestOne Financial Group,
Inc. 2,570 54,921
MVB Financial Corp.(a) 2,054 43,298
National Bank Holdings Corp.,
Class A 4,371 126,934
National Bankshares, Inc. 1,074 31,350
NBT Bancorp, Inc. 5,629 179,284
Nicolet Bankshares, Inc.(a) 2,048 139,080
Northeast Bank 1,296 54,004
Northeast Community
Bancorp, Inc.(a) 2,179 32,424
Northfield Bancorp, Inc. 6,407 70,349
Northwest Bancshares, Inc. 15,982 169,409
Norwood Financial Corp.(a) 1,039 30,682
Oak Valley Bancorp 842 21,210
OceanFirst Financial Corp. 9,807 153,185
OFG Bancorp 6,480 168,998
Old National Bancorp 46,265 644,934
Old Second Bancorp, Inc. 6,857 89,552
Orange County Bancorp, Inc.
(a) 927 34,299
Origin Bancorp, Inc. 4,760 139,468
Orrstown Financial Services,
Inc. 1,796 34,393
Pacific Premier Bancorp, Inc. 12,560 259,741
PacWest Bancorp(a) 18,503 150,799
Park National Corp. 2,163 221,318
Parke Bancorp, Inc.(a) 1,750 29,733
Pathward Financial, Inc. 3,706 171,810
PCB Bancorp(a) 2,164 31,832
Peapack-Gladstone Financial
Corp. 2,897 78,451
Penns Woods Bancorp, Inc.(a) 917 22,953
Peoples Bancorp, Inc. 5,635 149,609
Peoples Financial Services
Corp. 1,208 52,898
Pioneer Bancorp, Inc.* 2,248 20,120
Plumas Bancorp(a) 743 26,518
Ponce Financial Group,
Inc.*(a) 2,998 26,053
Preferred Bank 1,339 73,632
Premier Financial Corp. 6,047 96,873
Primis Financial Corp. 4,179 35,187
Princeton Bancorp, Inc. 721 19,698
Provident Financial Services,
Inc. 9,911 161,946
QCR Holdings, Inc. 2,666 109,386
RBB Bancorp 2,743 32,751
Red River Bancshares, Inc. 789 38,772
Renasant Corp. 7,215 188,528
Republic Bancorp, Inc., Class
A 1,476 62,730
S&T Bancorp, Inc. 5,044 137,146
Sandy Spring Bancorp, Inc. 7,677 174,114
Common Stocks
Shares Value ($)
Banks
Seacoast Banking Corp. of
Florida(a) 10,871 240,249
ServisFirst Bancshares, Inc.(a) 7,657 313,324
Shore Bancshares, Inc. 3,442 39,790
Sierra Bancorp(a) 2,530 42,934
Simmons First National Corp.,
Class A(a) 16,157 278,708
SmartFinancial, Inc. 2,338 50,290
South Plains Financial, Inc. 2,014 45,335
Southern First Bancshares,
Inc.* 1,282 31,730
Southern Missouri Bancorp,
Inc.(a) 1,460 56,137
Southern States Bancshares,
Inc. 898 18,948
Southside Bancshares, Inc. 4,157 108,747
SouthState Corp. 11,910 783,678
Stellar Bancorp, Inc. 7,632 174,697
Sterling Bancorp, Inc.* 3,556 19,451
Stock Yards Bancorp, Inc. 4,321 196,044
Summit Financial Group, Inc. 2,014 41,609
Texas Capital Bancshares,
Inc.* 7,562 389,443
Third Coast Bancshares, Inc.* 2,127 33,756
Timberland Bancorp, Inc.(a) 1,116 28,547
Tompkins Financial Corp. 2,134 118,864
Towne Bank 11,136 258,801
TriCo Bancshares 4,976 165,203
Triumph Financial, Inc.* 3,462 210,213
TrustCo Bank Corp. 2,520 72,097
Trustmark Corp. 8,118 171,452
UMB Financial Corp. 6,986 425,447
United Bankshares, Inc.(a) 19,675 583,757
United Community Banks, Inc.
(a) 16,019 400,315
Unity Bancorp, Inc. 1,254 29,582
Univest Financial Corp. 4,961 89,695
USCB Financial Holdings, Inc.* 2,207 22,511
Valley National Bancorp 67,807 525,504
Veritex Holdings, Inc. 6,948 124,578
Virginia National Bankshares
Corp.(a) 841 27,038
Washington Federal, Inc. 9,694 257,085
Washington Trust Bancorp,
Inc. 3,078 82,521
WesBanco, Inc. 8,873 227,238
West Bancorp, Inc. 2,818 51,879
Westamerica Bancorp 3,401 130,258
WSFS Financial Corp. 8,332 314,283
28,502,389
Beverages 0.4%
Coca-Cola Consolidated, Inc. 727 462,387
Duckhorn Portfolio, Inc. (The)* 6,862 89,000
MGP Ingredients, Inc. 2,429 258,154
National Beverage Corp.* 3,540 171,159
Primo Water Corp. 23,847 299,041
Vita Coco Co., Inc. (The)* 4,458 119,786
Zevia PBC, Class A* 3,699 15,943
1,415,470

116 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology 7.5%
2seventy bio, Inc.*(a) 7,622 77,135
4D Molecular Therapeutics,
Inc.* 5,104 92,229
89bio, Inc.*(a) 9,647 182,811
Aadi Bioscience, Inc.*(a) 2,938 20,096
ACADIA Pharmaceuticals,
Inc.* 18,252 437,135
Acrivon Therapeutics, Inc.* 1,227 15,902
Actinium Pharmaceuticals,
Inc.* 3,761 27,907
Adicet Bio, Inc.*(a) 4,802 11,669
ADMA Biologics, Inc.* 32,188 118,774
Aerovate Therapeutics,
Inc.*(a) 1,738 29,807
Agenus, Inc.* 55,856 89,370
Agios Pharmaceuticals,
Inc.*(a) 8,553 242,221
Akero Therapeutics, Inc.*(a) 6,873 320,900
Aldeyra Therapeutics, Inc.* 6,869 57,631
Alector, Inc.*(a) 9,326 56,049
Alkermes plc* 25,062 784,441
Allakos, Inc.*(a) 9,885 43,099
Allogene Therapeutics, Inc.* 13,317 66,185
Allovir, Inc.*(a) 6,442 21,903
Alpine Immune Sciences,
Inc.*(a) 4,707 48,388
Altimmune, Inc.*(a) 7,411 26,161
ALX Oncology Holdings, Inc.* 3,622 27,201
Amicus Therapeutics, Inc.* 42,405 532,607
AnaptysBio, Inc.* 2,721 55,345
Anavex Life Sciences
Corp.*(a) 10,404 84,585
Anika Therapeutics, Inc.* 2,268 58,923
Annexon, Inc.* 6,491 22,848
Arbutus Biopharma Corp.* 17,413 40,050
Arcellx, Inc.* 5,878 185,862
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 100,695
Arcus Biosciences, Inc.* 7,981 162,094
Arcutis Biotherapeutics,
Inc.*(a) 7,871 75,011
Ardelyx, Inc.* 31,643 107,270
Arrowhead Pharmaceuticals,
Inc.* 15,564 555,012
ARS Pharmaceuticals, Inc.*(a) 3,431 22,988
Astria Therapeutics, Inc.* 3,721 30,996
Atara Biotherapeutics, Inc.* 14,299 23,021
Aura Biosciences, Inc.* 4,169 51,487
Aurinia Pharmaceuticals, Inc.* 20,786 201,208
Avid Bioservices, Inc.*(a) 9,661 134,964
Avidity Biosciences, Inc.* 10,681 118,452
Avita Medical, Inc.*(a) 3,758 63,924
Beam Therapeutics, Inc.*(a) 10,293 328,655
BioAtla, Inc.*(a) 6,618 19,854
BioCryst Pharmaceuticals,
Inc.*(a) 29,184 205,455
Biohaven Ltd.* 8,789 210,233
Biomea Fusion, Inc.*(a) 2,964 65,060
Bioxcel Therapeutics, Inc.* 2,888 19,234
Bluebird Bio, Inc.*(a) 16,404 53,969
Common Stocks
Shares Value ($)
Biotechnology
Blueprint Medicines Corp.* 9,166 579,291
Bridgebio Pharma, Inc.*(a) 17,209 295,995
Cabaletta Bio, Inc.* 3,785 48,864
CareDx, Inc.*(a) 7,967 67,719
Caribou Biosciences, Inc.* 9,857 41,892
Carisma Therapeutics, Inc.(a) 4,009 35,159
Catalyst Pharmaceuticals,
Inc.* 14,711 197,716
Celcuity, Inc.*(a) 2,442 26,813
Celldex Therapeutics, Inc.* 7,044 239,003
Century Therapeutics, Inc.*(a) 3,114 9,840
Cerevel Therapeutics
Holdings, Inc.*(a) 9,306 295,838
Chinook Therapeutics, Inc.* 8,880 341,170
Cogent Biosciences, Inc.* 10,363 122,698
Coherus Biosciences, Inc.*(a) 12,876 54,981
Compass Therapeutics, Inc.* 13,288 42,256
Crinetics Pharmaceuticals,
Inc.* 7,871 141,835
Cue Biopharma, Inc.*(a) 4,925 17,976
Cullinan Oncology, Inc.* 3,849 41,415
Cytokinetics, Inc.*(a) 14,126 460,790
Day One Biopharmaceuticals,
Inc.* 7,426 88,666
Deciphera Pharmaceuticals,
Inc.* 7,801 109,838
Denali Therapeutics, Inc.* 17,920 528,819
Design Therapeutics, Inc.* 5,087 32,048
Disc Medicine, Inc.*(a) 1,152 51,149
Dynavax Technologies
Corp.*(a) 19,420 250,906
Dyne Therapeutics, Inc.* 6,364 71,595
Eagle Pharmaceuticals, Inc.* 1,815 35,284
Editas Medicine, Inc., Class A* 10,312 84,868
Emergent BioSolutions, Inc.* 8,364 61,475
Enanta Pharmaceuticals, Inc.* 3,088 66,083
Entrada Therapeutics, Inc.*(a) 3,164 47,903
EQRx, Inc.*(a) 48,105 89,475
Erasca, Inc.* 13,319 36,760
Fate Therapeutics, Inc.* 14,110 67,164
Fennec Pharmaceuticals,
Inc.*(a) 2,452 21,651
FibroGen, Inc.* 14,114 38,108
Foghorn Therapeutics, Inc.* 3,074 21,641
Genelux Corp.*(a) 392 12,826
Generation Bio Co.*(a) 7,261 39,935
Geron Corp.* 76,562 245,764
Graphite Bio, Inc.* 3,885 10,101
Gritstone bio, Inc.* 13,209 25,758
Halozyme Therapeutics, Inc.* 20,261 730,814
Heron Therapeutics, Inc.*(a) 16,678 19,346
HilleVax, Inc.* 3,179 54,647
Humacyte, Inc.* 8,759 25,051
Icosavax, Inc.* 4,394 43,632
Ideaya Biosciences, Inc.*(a) 8,418 197,823
IGM Biosciences, Inc.*(a) 1,799 16,605
Immuneering Corp., Class A* 3,026 30,684
ImmunityBio, Inc.* 16,769 46,618
ImmunoGen, Inc.* 36,723 692,963
Immunovant, Inc.* 8,071 153,107

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Biotechnology
Inhibrx, Inc.*(a) 5,247 136,212
Inozyme Pharma, Inc.*(a) 4,932 27,471
Insmed, Inc.*(a) 19,801 417,801
Intellia Therapeutics, Inc.*(a) 13,429 547,635
Intercept Pharmaceuticals,
Inc.*(a) 3,814 42,183
Iovance Biotherapeutics, Inc.* 31,334 220,591
Ironwood Pharmaceuticals,
Inc., Class A*(a) 20,109 213,960
iTeos Therapeutics, Inc.* 3,621 47,942
IVERIC bio, Inc.* 20,918 822,914
Janux Therapeutics, Inc.* 2,457 29,165
KalVista Pharmaceuticals,
Inc.* 3,916 35,244
Karyopharm Therapeutics,
Inc.* 17,122 30,648
Keros Therapeutics, Inc.*(a) 3,534 141,996
Kezar Life Sciences, Inc.*(a) 10,798 26,455
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,682 65,923
Kodiak Sciences, Inc.* 5,383 37,143
Krystal Biotech, Inc.* 3,256 382,254
Kura Oncology, Inc.* 10,131 107,186
Kymera Therapeutics, Inc.* 5,655 130,008
Larimar Therapeutics, Inc.* 3,638 11,387
Lexicon Pharmaceuticals,
Inc.*(a) 12,745 29,186
Lineage Cell Therapeutics,
Inc.* 17,844 25,160
Lyell Immunopharma, Inc.* 27,933 88,827
MacroGenics, Inc.* 9,416 50,376
Madrigal Pharmaceuticals,
Inc.* 2,071 478,401
MannKind Corp.* 38,803 157,928
MeiraGTx Holdings plc* 4,544 30,536
Merrimack Pharmaceuticals,
Inc.* 1,466 18,032
Mersana Therapeutics, Inc.* 16,046 52,791
MiMedx Group, Inc.* 17,207 113,738
Mineralys Therapeutics, Inc.* 2,247 38,311
Mirum Pharmaceuticals,
Inc.*(a) 3,998 103,428
Monte Rosa Therapeutics,
Inc.*(a) 4,852 33,236
Morphic Holding, Inc.*(a) 4,677 268,132
Myriad Genetics, Inc.* 12,219 283,236
Nkarta, Inc.* 4,587 10,046
Novavax, Inc.*(a) 13,326 99,012
Nurix Therapeutics, Inc.* 7,332 73,247
Nuvalent, Inc., Class A*(a) 3,742 157,800
Nuvectis Pharma, Inc.*(a) 921 14,708
Ocean Biomedical, Inc.*(a) 1,339 8,047
Olema Pharmaceuticals,
Inc.*(a) 4,063 36,689
Omega Therapeutics, Inc.* 3,524 19,734
Organogenesis Holdings, Inc.,
Class A* 10,831 35,959
ORIC Pharmaceuticals,
Inc.*(a) 5,876 45,598
Common Stocks
Shares Value ($)
Biotechnology
Outlook Therapeutics, Inc.* 24,730 43,030
Ovid therapeutics, Inc.* 8,507 27,903
PDS Biotechnology Corp.*(a) 4,087 20,558
PepGen, Inc.* 1,488 13,303
PMV Pharmaceuticals, Inc.* 5,949 37,241
Point Biopharma Global, Inc.* 13,735 124,439
Poseida Therapeutics, Inc.,
Class A* 10,171 17,901
Precigen, Inc.*(a) 20,259 23,298
Prelude Therapeutics, Inc.* 1,349 6,071
Prime Medicine, Inc.*(a) 5,948 87,138
ProKidney Corp., Class A*(a) 9,181 102,735
Protagonist Therapeutics, Inc.* 8,383 231,538
Protalix BioTherapeutics,
Inc.*(a) 7,869 15,738
Prothena Corp. plc* 6,310 430,847
PTC Therapeutics, Inc.*(a) 10,794 438,992
Rallybio Corp.*(a) 4,631 26,211
RAPT Therapeutics, Inc.*(a) 4,629 86,562
Recursion Pharmaceuticals,
Inc., Class A* 20,472 152,926
REGENXBIO, Inc.* 6,273 125,397
Relay Therapeutics, Inc.*(a) 14,294 179,533
Reneo Pharmaceuticals, Inc.* 1,275 8,364
Replimune Group, Inc.* 6,155 142,919
REVOLUTION Medicines,
Inc.* 15,478 414,037
Rhythm Pharmaceuticals, Inc.* 7,706 127,072
Rigel Pharmaceuticals, Inc.*(a) 25,206 32,516
Rocket Pharmaceuticals, Inc.* 8,600 170,882
Sage Therapeutics, Inc.* 8,064 379,169
Sana Biotechnology, Inc.* 14,122 84,167
Sangamo Therapeutics,
Inc.*(a) 20,702 26,913
Savara, Inc.* 11,172 35,695
Scholar Rock Holding
Corp.*(a) 4,231 31,902
Selecta Biosciences, Inc.* 17,065 19,113
Seres Therapeutics, Inc.*(a) 14,647 70,159
SpringWorks Therapeutics,
Inc.*(a) 9,000 235,980
Stoke Therapeutics, Inc.*(a) 4,185 44,487
Summit Therapeutics, Inc.*(a) 17,218 43,217
Sutro Biopharma, Inc.* 9,746 45,319
Syndax Pharmaceuticals, Inc.* 9,877 206,726
Tango Therapeutics, Inc.*(a) 7,537 25,023
Tenaya Therapeutics, Inc.* 6,660 39,094
TG Therapeutics, Inc.* 20,858 518,113
Travere Therapeutics, Inc.* 10,967 168,453
Twist Bioscience Corp.* 8,872 181,521
Tyra Biosciences, Inc.*(a) 2,120 36,104
UroGen Pharma Ltd.*(a) 2,839 29,384
Vanda Pharmaceuticals, Inc.* 8,969 59,106
Vaxcyte, Inc.* 13,925 695,415
Vaxxinity, Inc., Class A* 6,371 16,055
Vera Therapeutics, Inc., Class
A*(a) 5,131 82,353
Veracyte, Inc.* 11,009 280,399
Vericel Corp.* 7,155 268,813
Verve Therapeutics, Inc.* 7,658 143,588

118 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Vigil Neuroscience, Inc.*(a) 2,301 21,629
Viking Therapeutics, Inc.* 14,732 238,806
Vir Biotechnology, Inc.*(a) 12,528 307,312
Viridian Therapeutics, Inc.* 6,337 150,757
Vor BioPharma, Inc.* 5,522 17,063
Voyager Therapeutics, Inc.*(a) 4,722 54,067
X4 Pharmaceuticals, Inc.* 18,673 36,226
Xencor, Inc.* 8,770 218,987
XOMA Corp.*(a) 990 18,701
Y-mAbs Therapeutics, Inc.* 6,184 41,989
Zentalis Pharmaceuticals, Inc.* 7,626 215,129
Zura Bio Ltd.* 1,108 9,086
Zymeworks, Inc.* 7,853 67,850
27,434,471
Broadline Retail 0.1%
Big Lots, Inc. 5,207 45,978
ContextLogic, Inc., Class A*(a) 3,334 21,938
Dillard's, Inc., Class A 570 185,979
253,895
Building Products 1.7%
AAON, Inc. 6,846 649,069
American Woodmark Corp.* 2,567 196,042
Apogee Enterprises, Inc. 3,305 156,888
AZZ, Inc. 3,779 164,235
CSW Industrials, Inc. 2,285 379,744
Gibraltar Industries, Inc.* 4,742 298,367
Griffon Corp.(a) 6,708 270,332
Insteel Industries, Inc. 2,861 89,034
Janus International Group,
Inc.* 12,524 133,506
JELD-WEN Holding, Inc.* 13,003 228,073
Masonite International Corp.* 3,340 342,150
Masterbrand, Inc.* 19,989 232,472
PGT Innovations, Inc.* 8,718 254,130
Quanex Building Products
Corp. 5,079 136,371
Resideo Technologies, Inc.* 22,483 397,050
Simpson Manufacturing Co.,
Inc. 6,521 903,158
UFP Industries, Inc. 9,142 887,231
Zurn Elkay Water Solutions
Corp.(a) 22,512 605,348
6,323,200
Capital Markets 1.4%
AlTi Global, Inc.*(a) 3,087 23,646
Artisan Partners Asset
Management, Inc., Class
A(a) 8,990 353,397
AssetMark Financial Holdings,
Inc.* 3,352 99,420
Avantax, Inc.* 5,953 133,228
B. Riley Financial, Inc.(a) 2,892 132,974
Bakkt Holdings, Inc.* 13,204 16,241
BGC Partners, Inc., Class A 46,940 207,944
Brightsphere Investment
Group, Inc. 4,968 104,080
Cohen & Steers, Inc. 4,072 236,135
Common Stocks
Shares Value ($)
Capital Markets
Diamond Hill Investment
Group, Inc. 447 76,571
Donnelley Financial Solutions,
Inc.* 3,798 172,923
Focus Financial Partners, Inc.,
Class A* 8,945 469,702
Forge Global Holdings, Inc.*(a) 17,009 41,332
GCM Grosvenor, Inc., Class A 6,386 48,150
Hamilton Lane, Inc., Class A 5,657 452,447
MarketWise, Inc. 5,364 10,728
Moelis & Co., Class A(a) 9,604 435,445
Open Lending Corp.* 15,207 159,826
P10, Inc., Class A(a) 5,682 64,207
Patria Investments Ltd., Class
A 8,470 121,121
Perella Weinberg Partners,
Class A(a) 6,679 55,636
Piper Sandler Cos. 2,673 345,512
PJT Partners, Inc., Class A 3,803 264,841
Sculptor Capital Management,
Inc., Class A 3,968 35,037
Silvercrest Asset Management
Group, Inc., Class A 1,403 28,411
StepStone Group, Inc., Class
A 8,521 211,406
StoneX Group, Inc.* 2,772 230,298
Value Line, Inc. 128 5,875
Victory Capital Holdings, Inc.,
Class A 4,479 141,268
Virtus Investment Partners,
Inc. 1,076 212,478
WisdomTree, Inc. 20,624 141,481
5,031,760
Chemicals 2.1%
AdvanSix, Inc. 3,986 139,430
American Vanguard Corp. 4,232 75,626
Amyris, Inc.* 37,989 39,129
Aspen Aerogels, Inc.*(a) 7,835 61,818
Avient Corp. 13,797 564,297
Balchem Corp.(a) 4,862 655,446
Cabot Corp.(a) 8,426 563,615
Chase Corp. 1,129 136,857
Core Molding Technologies,
Inc.* 930 21,158
Danimer Scientific, Inc., Class
A* 13,402 31,897
Diversey Holdings Ltd.*(a) 12,638 106,033
Ecovyst, Inc.* 13,836 158,561
FutureFuel Corp. 4,475 39,604
Hawkins, Inc. 2,900 138,301
HB Fuller Co. 8,196 586,096
Ingevity Corp.* 5,686 330,698
Innospec, Inc. 3,760 377,654
Intrepid Potash, Inc.* 1,684 38,210
Koppers Holdings, Inc. 2,924 99,708
Kronos Worldwide, Inc.(a) 4,214 36,788
Livent Corp.*(a) 27,411 751,884
LSB Industries, Inc.* 8,319 81,942
Mativ Holdings, Inc. 8,479 128,202

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Chemicals
Minerals Technologies, Inc. 4,944 285,219
Origin Materials, Inc.*(a) 16,210 69,055
Orion SA 8,414 178,545
Perimeter Solutions SA* 24,472 150,503
PureCycle Technologies,
Inc.*(a) 17,685 189,053
Quaker Chemical Corp.(a) 2,096 408,510
Rayonier Advanced Materials,
Inc.* 9,740 41,687
Sensient Technologies Corp. 6,322 449,684
Stepan Co. 3,216 307,321
Trinseo plc 5,755 72,916
Tronox Holdings plc 18,197 231,284
Valhi, Inc. 328 4,215
7,550,946
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 10,080 429,912
ACCO Brands Corp. 14,310 74,555
ACV Auctions, Inc., Class A* 19,039 328,803
Aris Water Solutions, Inc.,
Class A(a) 4,548 46,935
Aurora Innovation, Inc.* 46,144 135,663
BrightView Holdings, Inc.* 7,053 50,641
Brink's Co. (The) 7,106 482,000
Casella Waste Systems, Inc.,
Class A* 8,494 768,282
CECO Environmental
Corp.*(a) 4,306 57,528
Cimpress plc* 2,789 165,890
CompX International, Inc. 302 6,584
CoreCivic, Inc.* 17,404 163,772
Deluxe Corp. 7,149 124,964
Ennis, Inc. 3,907 79,625
Enviri Corp.* 12,252 120,927
GEO Group, Inc. (The)* 18,554 132,847
Healthcare Services Group,
Inc. 11,593 173,083
Heritage-Crystal Clean, Inc.* 2,381 89,978
HNI Corp. 7,255 204,446
Interface, Inc., Class A 8,811 77,449
LanzaTech Global, Inc.* 3,233 22,081
Li-Cycle Holdings Corp.* 20,899 115,989
Liquidity Services, Inc.* 3,548 58,542
Matthews International Corp.,
Class A 4,678 199,376
MillerKnoll, Inc. 11,867 175,394
Montrose Environmental
Group, Inc.* 4,264 179,600
NL Industries, Inc. 1,817 10,048
OPENLANE, Inc.* 16,739 254,768
Performant Financial Corp.* 9,988 26,968
Pitney Bowes, Inc. 17,361 61,458
Quad/Graphics, Inc.* 4,927 18,525
SP Plus Corp.* 3,169 123,940
Steelcase, Inc., Class A 13,704 105,658
UniFirst Corp. 2,289 354,818
Viad Corp.* 3,118 83,812
VSE Corp.(a) 1,559 85,262
5,590,123
Common Stocks
Shares Value ($)
Communications Equipment 0.8%
ADTRAN Holdings, Inc. 12,091 127,318
Aviat Networks, Inc.* 1,212 40,444
Calix, Inc.* 9,033 450,837
Cambium Networks Corp.*(a) 1,855 28,233
Clearfield, Inc.*(a) 1,992 94,321
CommScope Holding Co.,
Inc.* 32,633 183,724
Comtech Telecommunications
Corp. 4,611 42,145
Digi International, Inc.* 5,222 205,695
DZS, Inc.* 3,418 13,570
Extreme Networks, Inc.* 18,968 494,116
Harmonic, Inc.*(a) 16,863 272,675
Infinera Corp.*(a) 30,971 149,590
KVH Industries, Inc.* 2,105 19,240
NETGEAR, Inc.* 4,352 61,624
NetScout Systems, Inc.*(a) 10,386 321,447
Ribbon Communications, Inc.* 14,052 39,205
Viavi Solutions, Inc.*(a) 34,019 385,435
2,929,619
Construction & Engineering 1.5%
Ameresco, Inc., Class A*(a) 5,006 243,442
API Group Corp.* 31,805 867,004
Arcosa, Inc. 7,342 556,303
Argan, Inc. 1,756 69,204
Bowman Consulting Group
Ltd.*(a) 1,603 51,104
Comfort Systems USA, Inc. 5,368 881,426
Concrete Pumping Holdings,
Inc.* 3,626 29,117
Construction Partners, Inc.,
Class A*(a) 6,048 189,847
Dycom Industries, Inc.* 4,368 496,423
Fluor Corp.*(a) 21,540 637,584
Granite Construction, Inc. 6,845 272,294
Great Lakes Dredge & Dock
Corp.* 9,726 79,364
IES Holdings, Inc.* 1,222 69,507
INNOVATE Corp.* 7,366 12,890
Limbach Holdings, Inc.*(a) 1,313 32,470
MYR Group, Inc.* 2,486 343,913
Northwest Pipe Co.* 1,475 44,604
Primoris Services Corp. 7,925 241,475
Southland Holdings, Inc.*(a) 851 6,987
Sterling Infrastructure, Inc.* 4,516 251,993
Tutor Perini Corp.* 7,344 52,510
5,429,461
Construction Materials 0.3%
Knife River Corp.* 7,911 344,129
Summit Materials, Inc., Class
A* 18,158 687,297
United States Lime & Minerals,
Inc. 287 59,951
1,091,377
Consumer Finance 0.8%
Atlanticus Holdings Corp.*(a) 709 29,785
Bread Financial Holdings, Inc. 4,254 133,533

120 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
Consumer Portfolio Services,
Inc.* 1,397 16,303
Encore Capital Group, Inc.* 3,473 168,857
Enova International, Inc.* 4,620 245,414
FirstCash Holdings, Inc. 5,743 535,994
Green Dot Corp., Class A* 6,983 130,862
LendingClub Corp.* 17,024 165,984
LendingTree, Inc.* 1,694 37,454
Navient Corp. 14,563 270,581
Nelnet, Inc., Class A 2,240 216,115
NerdWallet, Inc., Class A*(a) 5,307 49,939
OppFi, Inc.*(a) 1,958 3,994
PRA Group, Inc.* 5,840 133,444
PROG Holdings, Inc.* 6,968 223,812
Regional Management Corp. 1,450 44,225
Upstart Holdings, Inc.*(a) 10,908 390,616
World Acceptance Corp.* 599 80,272
2,877,184
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The) 4,977 229,689
Chefs' Warehouse, Inc.
(The)*(a) 5,354 191,459
Fresh Market, Inc. (The)
Escrow*^∞(a) 11,992 0
HF Foods Group, Inc.* 6,626 31,076
Ingles Markets, Inc., Class A 2,145 177,284
Natural Grocers by Vitamin
Cottage, Inc. 1,204 14,761
PriceSmart, Inc. 3,928 290,908
SpartanNash Co. 5,183 116,669
Sprouts Farmers Market, Inc.* 15,701 576,698
United Natural Foods, Inc.* 9,285 181,522
Village Super Market, Inc.,
Class A 1,437 32,792
Weis Markets, Inc. 2,535 162,772
2,005,630
Containers & Packaging 0.3%
Greif, Inc., Class A 3,858 265,777
Greif, Inc., Class B 779 60,178
Myers Industries, Inc. 5,836 113,394
O-I Glass, Inc.* 23,676 505,009
Pactiv Evergreen, Inc. 6,562 49,674
Ranpak Holdings Corp., Class
A* 6,398 28,919
TriMas Corp. 6,161 169,366
1,192,317
Distributors 0.0%
†
Weyco Group, Inc. 835 22,286
Diversified Consumer Services 1.0%
2U, Inc.* 11,850 47,755
Adtalem Global Education,
Inc.* 6,741 231,486
Carriage Services, Inc., Class
A 1,890 61,368
Chegg, Inc.* 17,870 158,686
Coursera, Inc.* 20,287 264,137
Duolingo, Inc., Class A*(a) 4,359 623,075
Common Stocks
Shares Value ($)
Diversified Consumer Services
European Wax Center, Inc.,
Class A* 5,083 94,696
Frontdoor, Inc.* 12,487 398,335
Graham Holdings Co., Class B 554 316,600
Laureate Education, Inc.,
Class A 19,341 233,833
Lincoln Educational Services
Corp.* 2,794 18,832
Nerdy, Inc.* 9,883 41,212
OneSpaWorld Holdings Ltd.* 10,756 130,148
Perdoceo Education Corp.* 9,705 119,080
Rover Group, Inc., Class A* 14,669 72,025
Strategic Education, Inc. 3,421 232,081
Stride, Inc.* 6,489 241,585
Udemy, Inc.*(a) 12,998 139,469
Universal Technical Institute,
Inc.* 5,063 34,985
WW International, Inc.* 9,314 62,590
3,521,978
Diversified REITs 0.6%
Alexander & Baldwin, Inc. 11,120 206,610
Alpine Income Property Trust,
Inc. 2,179 35,409
American Assets Trust, Inc. 7,385 141,792
Armada Hoffler Properties, Inc. 10,501 122,652
Broadstone Net Lease, Inc. 28,821 444,996
CTO Realty Growth, Inc. 3,444 59,030
Empire State Realty Trust,
Inc., Class A 20,410 152,871
Essential Properties Realty
Trust, Inc. 23,080 543,303
Gladstone Commercial Corp.
(a) 7,001 86,602
Global Net Lease, Inc. 16,678 171,450
One Liberty Properties, Inc. 2,409 48,951
Star Holdings* 1,806 26,494
2,040,160
Diversified Telecommunication Services 0.5%
Anterix, Inc.* 2,787 88,320
AST SpaceMobile, Inc., Class
A*(a) 9,191 43,198
ATN International, Inc. 1,691 61,891
Bandwidth, Inc., Class A* 4,031 55,144
Charge Enterprises, Inc.* 19,693 19,299
Cogent Communications
Holdings, Inc.(a) 6,597 443,912
Consolidated Communications
Holdings, Inc.* 10,977 42,042
EchoStar Corp., Class A* 5,065 87,827
Globalstar, Inc.* 105,559 114,004
IDT Corp., Class B* 2,360 61,006
Liberty Latin America Ltd.,
Class A* 4,920 43,050
Liberty Latin America Ltd.,
Class C* 21,995 189,597
Lumen Technologies, Inc. 155,931 352,404
Ooma, Inc.* 3,428 51,317

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Radius Global Infrastructure,
Inc.*(a) 12,698 189,200
1,842,211
Electric Utilities 0.8%
ALLETE, Inc. 8,883 514,947
Genie Energy Ltd., Class B(a) 3,328 47,058
MGE Energy, Inc.(a) 5,538 438,111
Otter Tail Corp.(a) 6,279 495,790
PNM Resources, Inc. 13,169 593,922
Portland General Electric Co. 14,632 685,217
2,775,045
Electrical Equipment 1.7%
374Water, Inc.* 8,478 20,262
Allied Motion Technologies,
Inc. 2,047 81,757
Amprius Technologies, Inc.*(a) 768 5,514
Array Technologies, Inc.* 23,130 522,738
Atkore, Inc.* 6,024 939,383
Babcock & Wilcox Enterprises,
Inc.* 8,831 52,103
Blink Charging Co.*(a) 7,835 46,932
Bloom Energy Corp., Class A* 29,534 482,881
Dragonfly Energy Holdings
Corp.* 4,678 6,923
Encore Wire Corp. 2,513 467,242
Energy Vault Holdings, Inc.*(a) 15,325 41,837
EnerSys 6,254 678,684
Enovix Corp.*(a) 21,107 380,770
Eos Energy Enterprises,
Inc.*(a) 16,575 71,936
ESS Tech, Inc.* 17,112 25,155
Fluence Energy, Inc., Class
A*(a) 6,234 166,074
FTC Solar, Inc.*(a) 9,801 31,559
FuelCell Energy, Inc.*(a) 63,648 137,480
GrafTech International Ltd.(a) 30,135 151,880
LSI Industries, Inc. 3,756 47,175
NEXTracker, Inc., Class A*(a) 4,653 185,236
NuScale Power Corp.* 7,922 53,870
Powell Industries, Inc. 1,410 85,432
Preformed Line Products Co. 364 56,820
SES AI Corp.*(a) 19,304 47,102
Shoals Technologies Group,
Inc., Class A*(a) 26,038 665,531
SKYX Platforms Corp.* 7,888 20,982
Stem, Inc.*(a) 21,415 122,494
SunPower Corp.*(a) 13,964 136,847
Thermon Group Holdings, Inc.* 4,906 130,500
TPI Composites, Inc.*(a) 6,424 66,617
Vicor Corp.* 3,317 179,118
6,108,834
Electronic Equipment, Instruments & Components 2.8%
908 Devices, Inc.*(a) 3,121 21,410
Advanced Energy Industries,
Inc. 5,687 633,816
Aeva Technologies, Inc.*(a) 15,552 19,440
Akoustis Technologies, Inc.*(a) 11,706 37,225
Arlo Technologies, Inc.* 13,059 142,474
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Badger Meter, Inc. 4,430 653,691
Bel Fuse, Inc., Class B(a) 1,570 90,134
Belden, Inc.(a) 6,472 619,047
Benchmark Electronics, Inc. 5,494 141,910
Climb Global Solutions, Inc. 559 26,754
CTS Corp. 4,742 202,151
Daktronics, Inc.* 5,703 36,499
ePlus, Inc.* 4,092 230,380
Evolv Technologies Holdings,
Inc.* 16,914 101,484
Fabrinet* 5,593 726,419
FARO Technologies, Inc.* 3,226 52,261
Insight Enterprises, Inc.*(a) 4,376 640,384
Iteris, Inc.* 5,626 22,279
Itron, Inc.* 6,955 501,455
Kimball Electronics, Inc.* 3,653 100,932
Knowles Corp.* 13,862 250,348
Lightwave Logic, Inc.*(a) 18,211 126,931
Luna Innovations, Inc.*(a) 4,771 43,511
Methode Electronics, Inc. 5,365 179,835
MicroVision, Inc.*(a) 26,846 122,955
Mirion Technologies, Inc.,
Class A*(a) 30,896 261,071
Napco Security Technologies,
Inc. 4,875 168,919
nLight, Inc.* 6,941 107,030
Novanta, Inc.* 5,422 998,190
OSI Systems, Inc.* 2,411 284,088
PAR Technology Corp.* 4,044 133,169
PC Connection, Inc. 1,695 76,444
Plexus Corp.* 4,184 411,036
Richardson Electronics Ltd.(a) 1,752 28,908
Rogers Corp.* 2,646 428,467
Sanmina Corp.* 8,754 527,604
ScanSource, Inc.* 3,827 113,126
SmartRent, Inc., Class A*(a) 27,918 106,926
Tingo Group, Inc.*(a) 17,126 20,722
TTM Technologies, Inc.* 15,446 214,699
Vishay Intertechnology, Inc. 19,529 574,153
Vishay Precision Group, Inc.* 1,705 63,341
10,241,618
Energy Equipment & Services 2.3%
Archrock, Inc. 21,520 220,580
Atlas Energy Solutions, Inc.,
Class A(a) 2,476 42,983
Borr Drilling Ltd.*(a) 35,325 265,997
Bristow Group, Inc., Class A* 3,589 103,112
Cactus, Inc., Class A 9,979 422,311
ChampionX Corp.(a) 30,237 938,557
Core Laboratories, Inc.(a) 7,365 171,236
Diamond Offshore Drilling,
Inc.* 15,136 215,537
DMC Global, Inc.* 2,871 50,989
Dril-Quip, Inc.* 5,240 121,935
Expro Group Holdings NV* 13,218 234,223
Forum Energy Technologies,
Inc.*(a) 1,376 35,212
Helix Energy Solutions Group,
Inc.* 22,272 164,367

122 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helmerich & Payne, Inc. 15,489 549,085
KLX Energy Services
Holdings, Inc.*(a) 1,834 17,845
Liberty Energy, Inc., Class A 25,728 343,983
Mammoth Energy Services,
Inc.*(a) 3,270 15,794
Nabors Industries Ltd.*(a) 1,416 131,731
Newpark Resources, Inc.* 11,269 58,937
NexTier Oilfield Solutions,
Inc.*(a) 29,419 263,006
Noble Corp. plc*(a) 16,295 673,146
Oceaneering International,
Inc.* 15,393 287,849
Oil States International, Inc.* 9,662 72,175
Patterson-UTI Energy, Inc. 31,477 376,780
ProFrac Holding Corp., Class
A* 4,150 46,314
ProPetro Holding Corp.*(a) 15,202 125,264
Ranger Energy Services, Inc.* 1,801 18,442
RPC, Inc.(a) 12,765 91,270
SEACOR Marine Holdings,
Inc.*(a) 3,435 39,262
Seadrill Ltd.* 7,750 319,843
Select Water Solutions, Inc.,
Class A 12,552 101,671
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 40,259
TETRA Technologies, Inc.* 18,389 62,155
Tidewater, Inc.* 7,220 400,277
US Silica Holdings, Inc.* 11,745 142,467
Valaris Ltd.* 9,350 588,396
Weatherford International plc* 10,801 717,402
8,470,392
Entertainment 0.4%
Cinemark Holdings, Inc.*(a) 16,649 274,709
IMAX Corp.* 6,886 116,993
Liberty Media Corp.-Liberty
Braves, Class A* 1,614 66,045
Liberty Media Corp.-Liberty
Braves, Class C* 5,741 227,458
Lions Gate Entertainment
Corp., Class A* 9,590 84,680
Lions Gate Entertainment
Corp., Class B* 17,497 146,100
Loop Media, Inc.*(a) 5,283 12,626
Madison Square Garden
Entertainment Corp.* 6,759 227,238
Marcus Corp. (The) 3,453 51,208
Playstudios, Inc.* 12,987 63,766
Reservoir Media, Inc.* 2,894 17,422
Sphere Entertainment Co.* 3,977 108,930
Vivid Seats, Inc., Class A* 3,595 28,472
1,425,647
Financial Services 2.1%
Acacia Research Corp.*(a) 5,497 22,868
Alerus Financial Corp.(a) 2,963 53,275
A-Mark Precious Metals, Inc. 3,012 112,754
AvidXchange Holdings, Inc.* 22,562 234,194
Common Stocks
Shares Value ($)
Financial Services
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,252 93,799
Cannae Holdings, Inc.* 11,231 226,978
Cantaloupe, Inc.*(a) 9,085 72,317
Cass Information Systems,
Inc. 2,127 82,485
Compass Diversified Holdings 9,781 212,150
Enact Holdings, Inc. 4,814 120,976
Essent Group Ltd. 16,296 762,653
EVERTEC, Inc. 10,056 370,362
Federal Agricultural Mortgage
Corp., Class C 1,372 197,211
Finance of America Cos., Inc.,
Class A* 7,374 14,084
Flywire Corp.*(a) 14,654 454,860
Home Point Capital, Inc.* 1,076 2,496
I3 Verticals, Inc., Class A* 3,335 76,238
International Money Express,
Inc.* 4,720 115,782
Jackson Financial, Inc., Class
A 12,602 385,747
Marqeta, Inc., Class A* 75,646 368,396
Merchants Bancorp 2,485 63,566
Mr. Cooper Group, Inc.* 10,179 515,465
NewtekOne, Inc.(a) 3,716 59,084
NMI Holdings, Inc., Class A* 12,416 320,581
Ocwen Financial Corp.*(a) 983 29,460
Pagseguro Digital Ltd., Class
A*(a) 30,554 288,430
Payoneer Global, Inc.* 37,265 179,245
Paysafe Ltd.*(a) 4,973 50,178
Paysign, Inc.* 4,431 10,856
PennyMac Financial Services,
Inc.(a) 3,910 274,912
Priority Technology Holdings,
Inc.* 2,909 10,531
Radian Group, Inc. 23,555 595,470
Remitly Global, Inc.*(a) 12,721 239,409
Repay Holdings Corp., Class
A* 12,281 96,160
Security National Financial
Corp., Class A*(a) 2,248 19,940
StoneCo Ltd., Class A* 44,258 563,847
SWK Holdings Corp.* 504 8,437
Velocity Financial, Inc.* 1,120 12,914
Walker & Dunlop, Inc.(a) 4,991 394,738
Waterstone Financial, Inc. 3,333 48,295
7,761,143
Food Products 1.2%
Alico, Inc. 1,170 29,788
B&G Foods, Inc. 11,047 153,774
Benson Hill, Inc.* 26,419 34,345
Beyond Meat, Inc.*(a) 9,432 122,427
BRC, Inc., Class A*(a) 6,089 31,419
Calavo Growers, Inc.(a) 2,682 77,832
Cal-Maine Foods, Inc.(a) 5,724 257,580
Dole plc 10,641 143,866
Forafric Global plc*(a) 651 7,141

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Food Products
Fresh Del Monte Produce, Inc. 5,297 136,186
Hain Celestial Group, Inc.
(The)* 13,497 168,848
Hostess Brands, Inc., Class A* 19,608 496,475
J & J Snack Foods Corp. 2,246 355,677
John B Sanfilippo & Son, Inc. 1,345 157,728
Lancaster Colony Corp. 2,943 591,808
Limoneira Co.(a) 2,422 37,686
Mission Produce, Inc.*(a) 7,128 86,391
Seneca Foods Corp., Class A* 744 24,314
Simply Good Foods Co.
(The)*(a) 13,730 502,381
Sovos Brands, Inc.* 6,091 119,140
SunOpta, Inc.* 13,619 91,111
TreeHouse Foods, Inc.* 7,687 387,271
Utz Brands, Inc. 10,976 179,567
Vital Farms, Inc.* 4,710 56,473
Westrock Coffee Co.*(a) 4,134 44,937
4,294,165
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A(a) 15,038 685,432
Chesapeake Utilities Corp. 2,663 316,897
New Jersey Resources Corp. 14,960 706,112
Northwest Natural Holding Co. 5,484 236,086
ONE Gas, Inc.(a) 8,458 649,659
RGC Resources, Inc. 1,082 21,672
Southwest Gas Holdings, Inc.
(a) 9,523 606,139
Spire, Inc.(a) 7,929 503,016
3,725,013
Ground Transportation 0.5%
ArcBest Corp. 3,688 364,374
Covenant Logistics Group,
Inc., Class A 1,195 52,377
Daseke, Inc.* 5,963 42,516
FTAI Infrastructure, Inc.(a) 14,404 53,151
Heartland Express, Inc. 6,545 107,403
Marten Transport Ltd. 8,870 190,705
PAM Transportation Services,
Inc.* 941 25,191
RXO, Inc.* 17,589 398,743
TuSimple Holdings, Inc., Class
A* 25,958 43,090
Universal Logistics Holdings,
Inc. 955 27,514
US Xpress Enterprises, Inc.,
Class A* 4,718 28,969
Werner Enterprises, Inc. 9,741 430,357
1,764,390
Health Care Equipment & Supplies 3.5%
Accuray, Inc.*(a) 13,673 52,915
Alphatec Holdings, Inc.* 11,599 208,550
AngioDynamics, Inc.* 5,579 58,189
Artivion, Inc.*(a) 6,174 106,131
AtriCure, Inc.* 7,084 349,666
Atrion Corp. 197 111,443
Avanos Medical, Inc.* 7,018 179,380
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Axogen, Inc.* 6,418 58,596
Axonics, Inc.* 7,437 375,345
Beyond Air, Inc.*(a) 3,893 16,584
Butterfly Network, Inc.* 23,425 53,878
Cerus Corp.*(a) 26,970 66,346
ClearPoint Neuro, Inc.*(a) 3,367 24,377
CONMED Corp.(a) 4,671 634,742
Cutera, Inc.*(a) 2,994 45,299
CVRx, Inc.* 1,636 25,260
Embecta Corp. 8,654 186,926
Figs, Inc., Class A* 19,896 164,540
Glaukos Corp.* 7,149 509,080
Haemonetics Corp.*(a) 7,604 647,405
Inari Medical, Inc.* 7,893 458,899
Inmode Ltd.*(a) 11,844 442,373
Inogen, Inc.* 3,620 41,811
Integer Holdings Corp.* 4,995 442,607
iRadimed Corp. 1,046 49,936
iRhythm Technologies, Inc.* 4,638 483,836
KORU Medical Systems, Inc.* 4,214 14,538
Lantheus Holdings, Inc.* 10,316 865,719
LeMaitre Vascular, Inc. 2,945 198,140
LivaNova plc* 8,228 423,166
Merit Medical Systems, Inc.* 8,566 716,460
Nano-X Imaging Ltd.* 6,795 105,255
Neogen Corp.* 33,196 722,013
Nevro Corp.* 5,633 143,191
NuVasive, Inc.* 7,998 332,637
Omnicell, Inc.* 6,836 503,608
OraSure Technologies, Inc.* 11,118 55,701
Orchestra BioMed Holdings,
Inc.*(a) 698 4,886
Orthofix Medical, Inc.* 5,414 97,777
OrthoPediatrics Corp.*(a) 2,322 101,820
Outset Medical, Inc.*(a) 7,404 161,926
Paragon 28, Inc.* 6,604 117,155
PROCEPT BioRobotics
Corp.*(a) 5,432 192,021
Pulmonx Corp.* 5,714 74,911
Pulse Biosciences, Inc.*(a) 2,248 16,163
RxSight, Inc.* 4,061 116,957
Sanara Medtech, Inc.*(a) 526 21,093
Semler Scientific, Inc.* 712 18,683
SI-BONE, Inc.* 5,360 144,613
Sight Sciences, Inc.* 3,605 29,849
Silk Road Medical, Inc.*(a) 5,870 190,716
STAAR Surgical Co.* 7,428 390,490
Surmodics, Inc.* 2,093 65,532
Tactile Systems Technology,
Inc.* 3,497 87,180
Tela Bio, Inc.* 2,240 22,691
TransMedics Group, Inc.*(a) 4,753 399,157
Treace Medical Concepts,
Inc.* 6,680 170,874
UFP Technologies, Inc.*(a) 1,088 210,909
Utah Medical Products, Inc. 445 41,474
Varex Imaging Corp.*(a) 5,778 136,187
Vicarious Surgical, Inc., Class
A* 11,193 20,483
ViewRay, Inc.* 22,441 7,904

124 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zimvie, Inc.* 3,974 44,628
Zynex, Inc.*(a) 3,154 30,247
12,790,868
Health Care Providers & Services 2.8%
23andMe Holding Co., Class
A*(a) 39,371 68,899
Accolade, Inc.* 10,022 134,996
AdaptHealth Corp., Class A*(a) 10,973 133,541
Addus HomeCare Corp.* 2,373 219,977
Agiliti, Inc.*(a) 4,726 77,979
AirSculpt Technologies, Inc. 2,144 18,481
Alignment Healthcare, Inc.* 12,946 74,439
AMN Healthcare Services,
Inc.* 6,172 673,489
Apollo Medical Holdings,
Inc.*(a) 6,431 203,220
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 13,586
Brookdale Senior Living, Inc.* 25,860 109,129
Cano Health, Inc.*(a) 36,372 50,557
CareMax, Inc.*(a) 11,552 35,927
Castle Biosciences, Inc.*(a) 3,739 51,299
Community Health Systems,
Inc.* 19,521 85,892
CorVel Corp.* 1,312 253,872
Cross Country Healthcare,
Inc.* 5,349 150,200
DocGo, Inc.* 11,669 109,339
Enhabit, Inc.* 7,512 86,388
Ensign Group, Inc. (The)(a) 8,262 788,691
Fulgent Genetics, Inc.* 3,045 112,756
Guardant Health, Inc.* 16,907 605,271
HealthEquity, Inc.*(a) 12,779 806,866
Hims & Hers Health, Inc.* 18,611 174,943
InfuSystem Holdings, Inc.* 2,391 23,025
Innovage Holding Corp.* 2,750 20,625
Invitae Corp.* 44,088 49,819
Joint Corp. (The)* 2,244 30,294
LifeStance Health Group, Inc.* 15,905 145,213
ModivCare, Inc.* 2,015 91,098
National HealthCare Corp. 1,820 112,512
National Research Corp.(a) 2,237 97,332
NeoGenomics, Inc.* 19,359 311,099
OPKO Health, Inc.*(a) 60,959 132,281
Option Care Health, Inc.* 25,840 839,542
Owens & Minor, Inc.* 11,519 219,322
P3 Health Partners, Inc.* 6,298 18,831
Patterson Cos., Inc. 13,515 449,509
Pediatrix Medical Group, Inc.* 12,860 182,741
Pennant Group, Inc. (The)* 4,426 54,351
PetIQ, Inc., Class A* 4,570 69,327
Privia Health Group, Inc.* 10,223 266,923
Progyny, Inc.*(a) 11,931 469,366
Quipt Home Medical Corp.* 5,166 27,586
RadNet, Inc.* 7,495 244,487
Select Medical Holdings Corp.
(a) 15,772 502,496
Surgery Partners, Inc.*(a) 10,375 466,771
US Physical Therapy, Inc.(a) 1,999 242,659
Common Stocks
Shares Value ($)
Health Care Providers & Services
Viemed Healthcare, Inc.*(a) 4,490 43,912
10,150,858
Health Care REITs 0.6%
CareTrust REIT, Inc. 15,513 308,088
Community Healthcare Trust,
Inc.(a) 3,880 128,118
Diversified Healthcare Trust 38,031 85,570
Global Medical REIT, Inc. 10,358 94,568
LTC Properties, Inc. 6,656 219,781
National Health Investors, Inc. 6,501 340,782
Physicians Realty Trust(a) 36,508 510,747
Sabra Health Care REIT, Inc. 36,283 427,051
Universal Health Realty
Income Trust(a) 2,163 102,916
2,217,621
Health Care Technology 0.6%
American Well Corp., Class A* 37,528 78,809
Babylon Holdings Ltd., Class
A*(a) 616 45
Computer Programs &
Systems, Inc.* 2,114 52,194
Definitive Healthcare Corp.,
Class A* 7,022 77,242
Evolent Health, Inc., Class
A*(a) 16,503 500,041
Health Catalyst, Inc.* 8,660 108,250
HealthStream, Inc. 3,448 84,683
Multiplan Corp.* 59,552 125,655
NextGen Healthcare, Inc.* 8,279 134,285
OptimizeRx Corp.* 2,621 37,454
Phreesia, Inc.* 7,716 239,273
Schrodinger, Inc.*(a) 8,279 413,288
Sharecare, Inc.* 47,928 83,874
Simulations Plus, Inc.(a) 2,416 104,685
Veradigm, Inc.* 16,153 203,528
2,243,306
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc. 32,939 497,708
Braemar Hotels & Resorts, Inc. 9,817 39,464
Chatham Lodging Trust 7,140 66,831
DiamondRock Hospitality Co. 31,606 253,164
Hersha Hospitality Trust, Class
A 4,960 30,207
Pebblebrook Hotel Trust 19,077 265,933
RLJ Lodging Trust 24,463 251,235
Ryman Hospitality Properties,
Inc. 8,819 819,462
Service Properties Trust 24,677 214,443
Summit Hotel Properties, Inc. 16,386 106,673
Sunstone Hotel Investors, Inc. 31,965 323,486
Xenia Hotels & Resorts, Inc. 16,843 207,337
3,075,943
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.,
Class A* 7,738 81,713
Bally's Corp.* 4,638 72,167
Biglari Holdings, Inc., Class B* 109 21,488
BJ's Restaurants, Inc.* 3,506 111,491

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Bloomin' Brands, Inc. 13,256 356,454
Bluegreen Vacations Holding
Corp., Class A 1,727 61,568
Bowlero Corp.*(a) 4,466 51,984
Brinker International, Inc.* 6,728 246,245
Carrols Restaurant Group,
Inc.* 5,291 26,667
Century Casinos, Inc.* 4,640 32,944
Cheesecake Factory, Inc.
(The)(a) 7,352 254,232
Chuy's Holdings, Inc.* 2,584 105,479
Cracker Barrel Old Country
Store, Inc.(a) 3,353 312,433
Dave & Buster's
Entertainment, Inc.* 6,569 292,715
Denny's Corp.* 8,482 104,498
Dine Brands Global, Inc. 2,384 138,344
El Pollo Loco Holdings, Inc. 3,932 34,484
Everi Holdings, Inc.* 13,013 188,168
Fiesta Restaurant Group, Inc.* 2,329 18,492
First Watch Restaurant Group,
Inc.* 2,198 37,146
Full House Resorts, Inc.* 5,321 35,651
Global Business Travel Group
I*(a) 4,673 33,786
Golden Entertainment, Inc.* 3,125 130,625
Hilton Grand Vacations, Inc.* 12,391 563,047
Inspired Entertainment, Inc.* 3,631 53,412
International Game
Technology plc(a) 16,555 527,939
Jack in the Box, Inc. 3,216 313,656
Krispy Kreme, Inc. 12,931 190,474
Kura Sushi USA, Inc., Class A* 884 82,168
Life Time Group Holdings,
Inc.*(a) 6,766 133,087
Light & Wonder, Inc.* 13,903 955,970
Lindblad Expeditions Holdings,
Inc.* 4,993 54,324
Monarch Casino & Resort, Inc. 2,077 146,325
Mondee Holdings, Inc.*(a) 6,602 58,824
Nathan's Famous, Inc. 319 25,054
Noodles & Co., Class A* 6,632 22,416
ONE Group Hospitality, Inc.
(The)*(a) 3,598 26,337
Papa John's International, Inc. 5,341 394,326
PlayAGS, Inc.* 5,370 30,341
Portillo's, Inc., Class A*(a) 6,340 142,840
Potbelly Corp.* 3,639 31,950
RCI Hospitality Holdings, Inc. 1,273 96,735
Red Robin Gourmet Burgers,
Inc.*(a) 2,358 32,611
Red Rock Resorts, Inc., Class
A 7,188 336,255
Rush Street Interactive, Inc.* 10,975 34,242
Sabre Corp.* 49,681 158,482
SeaWorld Entertainment, Inc.* 6,065 339,701
Shake Shack, Inc., Class A*(a) 5,802 450,931
Six Flags Entertainment Corp.* 11,149 289,651
Super Group SGHC Ltd.*(a) 20,197 58,571
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Sweetgreen, Inc., Class A* 14,665 188,005
Target Hospitality Corp.* 4,946 66,375
Xponential Fitness, Inc., Class
A* 3,676 63,411
8,616,234
Household Durables 2.1%
Beazer Homes USA, Inc.* 4,467 126,371
Cavco Industries, Inc.* 1,314 387,630
Century Communities, Inc. 4,357 333,833
Cricut, Inc., Class A(a) 7,200 87,840
Dream Finders Homes, Inc.,
Class A*(a) 3,621 89,040
Ethan Allen Interiors, Inc. 3,537 100,026
GoPro, Inc., Class A* 20,161 83,467
Green Brick Partners, Inc.* 3,933 223,394
Helen of Troy Ltd.* 3,648 394,057
Hooker Furnishings Corp. 1,597 29,800
Hovnanian Enterprises, Inc.,
Class A* 704 69,844
Installed Building Products,
Inc. 3,613 506,398
iRobot Corp.* 4,167 188,557
KB Home 11,439 591,511
Landsea Homes Corp.* 2,129 19,885
La-Z-Boy, Inc. 6,445 184,585
Legacy Housing Corp.* 1,200 27,828
LGI Homes, Inc.* 3,191 430,434
Lovesac Co. (The)*(a) 2,163 58,293
M/I Homes, Inc.* 4,085 356,171
MDC Holdings, Inc. 9,326 436,177
Meritage Homes Corp. 5,464 777,363
Purple Innovation, Inc., Class
A 8,758 24,347
Skyline Champion Corp.*(a) 8,158 533,941
Snap One Holdings Corp.* 2,953 34,402
Sonos, Inc.*(a) 19,552 319,284
Taylor Morrison Home Corp.,
Class A* 15,663 763,885
Traeger, Inc.* 5,223 22,198
Tri Pointe Homes, Inc.* 15,019 493,524
United Homes Group, Inc.*(a) 678 7,567
Vizio Holding Corp., Class A* 11,417 77,065
VOXX International Corp.,
Class A*(a) 1,940 24,211
Vuzix Corp.*(a) 8,846 45,115
7,848,043
Household Products 0.3%
Central Garden & Pet Co.* 1,674 64,901
Central Garden & Pet Co.,
Class A* 5,838 212,853
Energizer Holdings, Inc.(a) 10,960 368,037
Oil-Dri Corp. of America 836 49,316
WD-40 Co. 2,054 387,487
1,082,594
Independent Power and Renewable Electricity Producers
0.3%
Altus Power, Inc., Class A* 9,953 53,746
Montauk Renewables, Inc.* 10,851 80,731

126 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc. 8,052 647,864
Sunnova Energy International,
Inc.*(a) 15,221 278,697
1,061,038
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 3,942 74,425
Industrial REITs 0.4%
Innovative Industrial
Properties, Inc. 4,308 314,527
LXP Industrial Trust 43,588 424,983
Plymouth Industrial REIT, Inc.
(a) 6,507 149,791
Terreno Realty Corp. 12,473 749,628
1,638,929
Insurance 1.7%
Ambac Financial Group, Inc.* 6,445 91,777
American Equity Investment
Life Holding Co.∞ 11,661 607,655
AMERISAFE, Inc. 3,083 164,386
Argo Group International
Holdings Ltd. 4,992 147,813
BRP Group, Inc., Class A*(a) 9,141 226,514
CNO Financial Group, Inc. 18,006 426,202
Crawford & Co., Class A 2,335 25,895
Donegal Group, Inc., Class A 2,292 33,074
eHealth, Inc.* 3,786 30,439
Employers Holdings, Inc. 3,719 139,128
Enstar Group Ltd.* 1,830 446,959
F&G Annuities & Life, Inc.(a) 2,808 69,582
Genworth Financial, Inc.,
Class A* 64,381 321,905
GoHealth, Inc., Class A*(a) 657 12,949
Goosehead Insurance, Inc.,
Class A*(a) 3,268 205,525
Greenlight Capital Re Ltd.,
Class A* 3,835 40,402
HCI Group, Inc. 1,022 63,139
Hippo Holdings, Inc.* 1,749 28,911
Horace Mann Educators Corp. 5,449 161,617
Investors Title Co. 216 31,536
James River Group Holdings
Ltd. 4,775 87,192
Kingsway Financial Services,
Inc.* 1,171 9,544
Lemonade, Inc.*(a) 7,827 131,885
Maiden Holdings Ltd.*(a) 12,618 26,498
MBIA, Inc.* 7,856 67,876
Mercury General Corp. 4,277 129,465
National Western Life Group,
Inc., Class A 347 144,199
NI Holdings, Inc.* 1,529 22,706
Oscar Health, Inc., Class A* 24,291 195,785
Palomar Holdings, Inc.* 3,776 219,159
ProAssurance Corp. 7,170 108,195
Safety Insurance Group, Inc. 1,931 138,491
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 9,257 888,209
Selectquote, Inc.* 22,130 43,154
SiriusPoint Ltd.* 13,911 125,616
Skyward Specialty Insurance
Group, Inc.* 1,737 44,120
Stewart Information Services
Corp. 3,485 143,373
Tiptree, Inc., Class A 3,884 58,299
Trupanion, Inc.* 6,118 120,402
United Fire Group, Inc. 3,360 76,138
United Insurance Holdings
Corp.*(a) 2,940 13,112
Universal Insurance Holdings,
Inc.(a) 4,059 62,630
6,131,456
Interactive Media & Services 0.7%
Bumble, Inc., Class A* 15,543 260,812
Cargurus, Inc., Class A* 15,104 341,804
Cars.com, Inc.* 9,974 197,685
DHI Group, Inc.* 6,050 23,171
Eventbrite, Inc., Class A*(a) 12,226 116,758
EverQuote, Inc., Class A*(a) 3,294 21,411
fuboTV, Inc.*(a) 33,511 69,703
Grindr, Inc.*(a) 7,203 39,833
MediaAlpha, Inc., Class A* 3,888 40,085
Nextdoor Holdings, Inc.* 22,351 72,864
Outbrain, Inc.* 5,650 27,798
QuinStreet, Inc.* 8,251 72,856
Shutterstock, Inc.(a) 3,789 184,411
System1, Inc.*(a) 3,839 17,275
TrueCar, Inc.* 12,691 28,682
Vimeo, Inc.* 22,015 90,702
Yelp, Inc., Class A* 10,274 374,076
Ziff Davis, Inc.* 7,170 502,330
ZipRecruiter, Inc., Class A* 10,992 195,218
2,677,474
IT Services 0.5%
BigBear.ai Holdings, Inc.*(a) 4,514 10,608
BigCommerce Holdings, Inc.,
Series 1* 10,316 102,644
Brightcove, Inc.* 6,532 26,193
DigitalOcean Holdings, Inc.* 9,605 385,545
Fastly, Inc., Class A* 18,361 289,553
Grid Dynamics Holdings, Inc.* 8,893 82,260
Hackett Group, Inc. (The)(a) 3,896 87,076
Information Services Group,
Inc.(a) 5,028 26,950
Perficient, Inc.*(a) 5,289 440,732
Rackspace Technology, Inc.* 13,209 35,929
Squarespace, Inc., Class A*(a) 6,712 211,697
Thoughtworks Holding, Inc.*(a) 14,195 107,172
Tucows, Inc., Class A* 1,627 45,133
Unisys Corp.* 10,000 39,800
1,891,292
Leisure Products 0.5%
Acushnet Holdings Corp. 4,734 258,855
AMMO, Inc.*(a) 13,357 28,451

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Leisure Products
Clarus Corp. 4,367 39,914
Escalade, Inc. 1,232 16,447
Funko, Inc., Class A* 5,390 58,320
JAKKS Pacific, Inc.* 1,006 20,090
Johnson Outdoors, Inc., Class
A 808 49,652
Latham Group, Inc.* 6,923 25,684
Malibu Boats, Inc., Class A*(a) 3,081 180,732
Marine Products Corp. 1,063 17,922
MasterCraft Boat Holdings,
Inc.*(a) 2,415 74,020
Smith & Wesson Brands, Inc. 6,985 91,084
Solo Brands, Inc., Class A* 3,415 19,329
Sturm Ruger & Co., Inc. 2,565 135,842
Topgolf Callaway Brands
Corp.* 21,978 436,263
Vista Outdoor, Inc.* 8,414 232,815
1,685,420
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies
Corp.* 17,390 116,687
Akoya Biosciences, Inc.* 3,493 25,813
BioLife Solutions, Inc.*(a) 5,321 117,594
Codexis, Inc.*(a) 10,060 28,168
CryoPort, Inc.*(a) 6,452 111,297
Cytek Biosciences, Inc.* 18,369 156,871
Harvard Bioscience, Inc.*(a) 5,680 31,183
MaxCyte, Inc.*(a) 13,228 60,717
Mesa Laboratories, Inc.(a) 769 98,817
NanoString Technologies, Inc.* 6,974 28,245
Nautilus Biotechnology, Inc.,
Class A* 8,320 32,198
OmniAb, Inc.*(a) 13,912 69,977
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.* 38,157 507,488
Quanterix Corp.* 5,379 121,296
Quantum-Si, Inc.* 17,870 31,987
Seer, Inc., Class A* 8,495 36,274
SomaLogic, Inc.* 23,254 53,717
1,628,329
Machinery 3.8%
3D Systems Corp.* 19,218 190,835
Alamo Group, Inc. 1,518 279,175
Albany International Corp.,
Class A 4,694 437,856
Astec Industries, Inc. 3,529 160,358
Barnes Group, Inc. 7,453 314,442
Berkshire Grey, Inc.*(a) 12,092 17,050
Blue Bird Corp.* 2,747 61,753
Chart Industries, Inc.*(a) 6,412 1,024,573
CIRCOR International, Inc.* 2,861 161,503
Columbus McKinnon Corp. 4,341 176,462
Commercial Vehicle Group,
Inc.* 4,727 52,470
Desktop Metal, Inc., Class A* 44,716 79,147
Douglas Dynamics, Inc. 3,440 102,787
Energy Recovery, Inc.* 8,494 237,407
Common Stocks
Shares Value ($)
Machinery
Enerpac Tool Group Corp.,
Class A 8,649 233,523
EnPro Industries, Inc. 3,157 421,554
ESCO Technologies, Inc. 3,845 398,457
Federal Signal Corp. 9,052 579,600
Franklin Electric Co., Inc. 7,004 720,712
Gencor Industries, Inc.* 1,220 19,008
Gorman-Rupp Co. (The) 3,482 100,386
Greenbrier Cos., Inc. (The) 4,948 213,259
Helios Technologies, Inc.(a) 5,031 332,499
Hillenbrand, Inc. 10,487 537,773
Hillman Solutions Corp.*(a) 25,701 231,566
Hyliion Holdings Corp.* 22,896 38,236
Hyster-Yale Materials
Handling, Inc. 1,636 91,354
John Bean Technologies Corp.
(a) 4,859 589,397
Kadant, Inc. 1,748 388,231
Kennametal, Inc. 12,671 359,730
Lindsay Corp.(a) 1,719 205,145
Luxfer Holdings plc 4,095 58,272
Manitowoc Co., Inc. (The)* 5,302 99,837
Mayville Engineering Co., Inc.* 1,593 19,849
Microvast Holdings, Inc.* 16,610 26,576
Miller Industries, Inc. 1,581 56,078
Mueller Industries, Inc. 8,544 745,720
Mueller Water Products, Inc.,
Class A(a) 23,549 382,200
Nikola Corp.*(a) 90,299 124,613
Omega Flex, Inc. 477 49,503
Park-Ohio Holdings Corp.(a) 1,231 23,389
Proterra, Inc.* 36,151 43,381
Proto Labs, Inc.* 3,960 138,442
REV Group, Inc. 4,688 62,163
Shyft Group, Inc. (The) 5,328 117,536
SPX Technologies, Inc.*(a) 6,712 570,319
Standex International Corp. 1,776 251,251
Tennant Co. 2,792 226,459
Terex Corp. 10,245 612,958
Titan International, Inc.* 8,396 96,386
Trinity Industries, Inc. 12,485 320,989
Velo3D, Inc.*(a) 13,912 30,050
Wabash National Corp. 7,164 183,685
Watts Water Technologies,
Inc., Class A 4,161 764,500
13,760,404
Marine Transportation 0.3%
Costamare, Inc. 7,632 73,801
Eagle Bulk Shipping, Inc. 2,183 104,871
Eneti, Inc. 3,841 46,515
Genco Shipping & Trading Ltd.
(a) 6,516 91,420
Golden Ocean Group Ltd. 19,383 146,342
Himalaya Shipping Ltd.*(a) 3,618 20,116
Matson, Inc. 5,368 417,255
Pangaea Logistics Solutions
Ltd.(a) 5,694 38,548
Safe Bulkers, Inc. 11,382 37,105
975,973

128 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media 0.7%
Advantage Solutions, Inc.* 14,252 33,350
AMC Networks, Inc., Class A* 4,645 55,508
Boston Omaha Corp., Class A* 3,394 63,875
Cardlytics, Inc.* 5,099 32,226
Clear Channel Outdoor
Holdings, Inc.* 56,095 76,850
Daily Journal Corp.* 190 54,963
Emerald Holding, Inc.*(a) 2,270 9,307
Entravision Communications
Corp., Class A 9,139 40,120
EW Scripps Co. (The), Class
A* 9,061 82,908
Gambling.com Group Ltd.* 1,227 12,564
Gannett Co., Inc.* 23,226 52,258
Gray Television, Inc. 12,970 102,204
iHeartMedia, Inc., Class A* 16,177 58,884
Integral Ad Science Holding
Corp.* 5,712 102,702
John Wiley & Sons, Inc., Class
A(a) 6,690 227,661
Magnite, Inc.* 20,307 277,191
PubMatic, Inc., Class A*(a) 6,624 121,087
Quotient Technology, Inc.* 13,929 53,487
Scholastic Corp. 4,466 173,683
Sinclair, Inc.(a) 5,405 74,697
Stagwell, Inc., Class A* 16,277 117,357
TechTarget, Inc.* 4,005 124,676
TEGNA, Inc. 34,216 555,668
Thryv Holdings, Inc.*(a) 4,632 113,947
Townsquare Media, Inc., Class
A(a) 1,528 18,198
Urban One, Inc.* 1,698 10,188
Urban One, Inc., Class A* 1,171 7,014
WideOpenWest, Inc.* 7,624 64,347
2,716,920
Metals & Mining 1.8%
5E Advanced Materials, Inc.* 6,368 20,887
Alpha Metallurgical Resources,
Inc. 1,942 319,187
Arconic Corp.* 14,825 438,524
ATI, Inc.*(a) 19,506 862,750
Caledonia Mining Corp. plc(a) 2,659 30,898
Carpenter Technology Corp. 7,343 412,163
Century Aluminum Co.*(a) 8,072 70,388
Coeur Mining, Inc.* 47,960 136,206
Commercial Metals Co. 17,786 936,611
Compass Minerals
International, Inc. 5,116 173,944
Constellium SE, Class A* 19,120 328,864
Contango ORE, Inc.* 434 11,058
Dakota Gold Corp.*(a) 7,459 21,780
Haynes International, Inc. 1,905 96,812
Hecla Mining Co.(a) 89,815 462,547
i-80 Gold Corp.*(a) 27,622 62,150
Ivanhoe Electric, Inc.*(a) 8,329 108,610
Kaiser Aluminum Corp. 2,484 177,954
Materion Corp. 3,149 359,616
Novagold Resources, Inc.* 36,912 147,279
Olympic Steel, Inc.(a) 1,447 70,903
Common Stocks
Shares Value ($)
Metals & Mining
Perpetua Resources Corp.* 5,196 19,069
Piedmont Lithium, Inc.* 2,723 157,144
PolyMet Mining Corp.* 7,201 5,689
Ramaco Resources, Inc.,
Class A 3,456 29,169
Ramaco Resources, Inc.,
Class B*(a) 691 7,331
Ryerson Holding Corp.(a) 3,414 148,099
Schnitzer Steel Industries,
Inc., Class A 4,025 120,710
SunCoke Energy, Inc. 12,288 96,707
TimkenSteel Corp.* 6,667 143,807
Tredegar Corp. 4,091 27,287
Warrior Met Coal, Inc. 7,992 311,288
Worthington Industries, Inc. 4,694 326,092
6,641,523
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc. 2,363 29,419
Angel Oak Mortgage REIT, Inc. 1,703 14,033
Apollo Commercial Real
Estate Finance, Inc.(a) 21,201 239,995
Arbor Realty Trust, Inc. 24,899 369,003
Ares Commercial Real Estate
Corp.(a) 8,773 89,046
ARMOUR Residential REIT,
Inc.(a) 29,515 157,315
Blackstone Mortgage Trust,
Inc., Class A 27,197 565,970
BrightSpire Capital, Inc., Class
A(a) 20,268 136,404
Chicago Atlantic Real Estate
Finance, Inc. 2,337 35,405
Chimera Investment Corp. 36,398 210,016
Claros Mortgage Trust, Inc.(a) 14,407 163,375
Dynex Capital, Inc.(a) 7,392 93,065
Ellington Financial, Inc. 9,575 132,135
Franklin BSP Realty Trust, Inc. 12,430 176,009
Granite Point Mortgage Trust,
Inc. 7,976 42,273
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 15,701 392,525
Invesco Mortgage Capital, Inc.
(a) 6,472 74,234
KKR Real Estate Finance
Trust, Inc. 8,910 108,435
Ladder Capital Corp., Class A 17,733 192,403
MFA Financial, Inc. 15,210 170,958
New York Mortgage Trust, Inc. 13,838 137,273
Nexpoint Real Estate Finance,
Inc. 1,627 25,365
Orchid Island Capital, Inc.(a) 5,811 60,144
PennyMac Mortgage
Investment Trust 13,670 184,272
Ready Capital Corp.(a) 24,819 279,958
Redwood Trust, Inc. 17,425 110,997
TPG RE Finance Trust, Inc. 10,417 77,190
Two Harbors Investment Corp. 15,352 213,086
4,480,303

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Multi-Utilities 0.5%
Avista Corp.(a) 10,875 427,061
Black Hills Corp. 10,351 623,751
NorthWestern Corp.(a) 9,147 519,184
Unitil Corp. 2,310 117,140
1,687,136
Office REITs 0.6%
Brandywine Realty Trust 26,714 124,220
City Office REIT, Inc. 7,567 42,148
Corporate Office Properties
Trust 17,581 417,549
Douglas Emmett, Inc.(a) 8,400 105,588
Easterly Government
Properties, Inc., Class A 14,416 209,032
Equity Commonwealth 15,798 320,068
Hudson Pacific Properties, Inc. 7,141 30,135
JBG SMITH Properties(a) 16,768 252,191
Office Properties Income Trust 7,536 58,027
Orion Office REIT, Inc. 9,947 65,750
Paramount Group, Inc. 29,075 128,802
Peakstone Realty Trust(a) 6,009 167,771
Piedmont Office Realty Trust,
Inc., Class A 20,408 148,366
Postal Realty Trust, Inc., Class
A(a) 3,118 45,866
SL Green Realty Corp.(a) 2,048 61,542
2,177,055
Oil, Gas & Consumable Fuels 4.4%
Amplify Energy Corp.* 5,927 40,126
Arch Resources, Inc. 2,733 308,173
Ardmore Shipping Corp. 6,142 75,854
Berry Corp. 12,278 84,473
California Resources Corp. 10,972 496,922
Callon Petroleum Co.*(a) 9,566 335,480
Centrus Energy Corp., Class
A* 1,607 52,324
Chord Energy Corp. 6,398 984,012
Civitas Resources, Inc. 10,580 733,935
Clean Energy Fuels Corp.* 25,598 126,966
CNX Resources Corp.* 24,538 434,813
Comstock Resources, Inc.(a) 14,489 168,072
CONSOL Energy, Inc. 5,084 344,746
Crescent Energy Co., Class
A(a) 6,738 70,210
CVR Energy, Inc.(a) 5,195 155,642
Delek US Holdings, Inc. 10,689 256,001
Denbury, Inc.* 7,656 660,407
DHT Holdings, Inc. 20,706 176,622
Dorian LPG Ltd. 4,646 119,170
Earthstone Energy, Inc., Class
A*(a) 8,658 123,723
Empire Petroleum Corp.* 1,530 13,923
Encore Energy Corp.* 20,826 50,191
Energy Fuels, Inc.* 24,412 152,331
Enviva, Inc. 5,242 56,876
Equitrans Midstream Corp. 66,407 634,851
Evolution Petroleum Corp.(a) 4,403 35,532
Excelerate Energy, Inc., Class
A 2,900 58,957
FLEX LNG Ltd. 4,652 142,026
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Gevo, Inc.*(a) 38,577 58,637
Golar LNG Ltd. 14,984 302,227
Granite Ridge Resources, Inc.
(a) 3,387 22,456
Green Plains, Inc.*(a) 5,719 184,381
Gulfport Energy Corp.* 1,573 165,275
Hallador Energy Co.*(a) 3,180 27,253
HighPeak Energy, Inc.(a) 1,620 17,626
International Seaways, Inc. 6,240 238,618
Kinetik Holdings, Inc., Class A 2,767 97,232
Kosmos Energy Ltd.* 68,582 410,806
Magnolia Oil & Gas Corp.,
Class A(a) 28,078 586,830
Matador Resources Co. 17,286 904,403
Murphy Oil Corp.(a) 22,695 869,218
NACCO Industries, Inc., Class
A 573 19,860
NextDecade Corp.*(a) 4,704 38,620
Nordic American Tankers Ltd. 30,301 111,205
Northern Oil and Gas, Inc.(a) 11,300 387,816
Overseas Shipholding Group,
Inc., Class A* 8,420 35,111
Par Pacific Holdings, Inc.* 8,934 237,734
PBF Energy, Inc., Class A 17,682 723,901
Peabody Energy Corp.(a) 19,017 411,908
Permian Resources Corp.,
Class A(a) 38,759 424,799
PrimeEnergy Resources
Corp.* 74 6,810
REX American Resources
Corp.* 2,466 85,841
Riley Exploration Permian, Inc. 1,322 47,222
Ring Energy, Inc.* 19,283 32,974
SandRidge Energy, Inc. 3,038 46,329
Scorpio Tankers, Inc. 8,018 378,690
SFL Corp. Ltd. 16,905 157,724
SilverBow Resources, Inc.*(a) 2,694 78,449
Sitio Royalties Corp.(a) 12,466 327,482
SM Energy Co. 18,364 580,853
Talos Energy, Inc.*(a) 16,945 235,027
Teekay Corp.* 9,356 56,510
Teekay Tankers Ltd., Class A 3,720 142,216
Tellurian, Inc.*(a) 83,791 118,145
Uranium Energy Corp.*(a) 55,576 188,958
VAALCO Energy, Inc.(a) 16,270 61,175
Verde Clean Fuels, Inc.*(a) 699 4,550
Vertex Energy, Inc.*(a) 10,179 63,619
Vital Energy, Inc.* 2,632 118,835
Vitesse Energy, Inc.(a) 3,717 83,261
W&T Offshore, Inc.*(a) 15,523 60,074
World Kinect Corp. 9,357 193,503
16,236,521
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,477 77,580
Glatfelter Corp.* 6,936 20,947
Sylvamo Corp. 5,634 227,895
326,422
Passenger Airlines 0.6%
Allegiant Travel Co.* 2,443 308,502

130 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Passenger Airlines
Blade Air Mobility, Inc.* 9,653 38,033
Frontier Group Holdings,
Inc.*(a) 5,920 57,246
Hawaiian Holdings, Inc.* 8,333 89,746
JetBlue Airways Corp.* 49,947 442,530
Joby Aviation, Inc.*(a) 43,126 442,473
SkyWest, Inc.* 7,284 296,605
Spirit Airlines, Inc. 16,862 289,352
Sun Country Airlines Holdings,
Inc.* 5,644 126,877
2,091,364
Personal Care Products 0.9%
Beauty Health Co. (The)* 12,420 103,955
BellRing Brands, Inc.* 20,366 745,396
Edgewell Personal Care Co. 7,786 321,640
elf Beauty, Inc.*(a) 7,605 868,719
Herbalife Ltd.* 15,212 201,407
Inter Parfums, Inc. 2,761 373,370
Medifast, Inc. 1,641 151,235
Nature's Sunshine Products,
Inc.* 2,114 28,856
Nu Skin Enterprises, Inc.,
Class A 7,990 265,268
Thorne HealthTech, Inc.* 2,106 9,898
USANA Health Sciences, Inc.* 1,730 109,059
Waldencast plc*(a) 3,247 25,099
3,203,902
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.* 10,643 110,368
Amneal Pharmaceuticals, Inc.* 18,544 57,486
Amphastar Pharmaceuticals,
Inc.* 5,765 331,315
Amylyx Pharmaceuticals,
Inc.*(a) 7,707 166,240
ANI Pharmaceuticals, Inc.*(a) 1,986 106,906
Arvinas, Inc.* 7,453 184,983
Assertio Holdings, Inc.* 8,072 43,750
Atea Pharmaceuticals, Inc.* 12,355 46,208
Axsome Therapeutics, Inc.*(a) 4,967 356,929
Biote Corp., Class A*(a) 2,672 18,063
Bright Green Corp.*(a) 9,488 9,583
Cara Therapeutics, Inc.* 7,085 20,051
Cassava Sciences, Inc.*(a) 5,978 146,581
Citius Pharmaceuticals,
Inc.*(a) 17,486 20,983
Collegium Pharmaceutical,
Inc.* 5,172 111,146
Corcept Therapeutics, Inc.*(a) 11,994 266,866
CorMedix, Inc.*(a) 6,520 25,852
Cymabay Therapeutics,
Inc.*(a) 14,492 158,687
DICE Therapeutics, Inc.* 5,963 277,041
Edgewise Therapeutics,
Inc.*(a) 6,605 51,189
Enliven Therapeutics, Inc.*(a) 3,803 77,619
Evolus, Inc.*(a) 6,226 45,263
Eyenovia, Inc.*(a) 3,825 9,065
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 32,329
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.* 4,977 175,141
Harrow Health, Inc.*(a) 3,833 72,980
Ikena Oncology, Inc.*(a) 3,026 19,851
Innoviva, Inc.* 9,407 119,751
Intra-Cellular Therapies, Inc.* 14,163 896,801
Ligand Pharmaceuticals, Inc.* 2,585 186,378
Liquidia Corp.* 7,017 55,083
Longboard Pharmaceuticals,
Inc.* 2,158 15,840
Marinus Pharmaceuticals,
Inc.*(a) 7,464 81,059
NGM Biopharmaceuticals,
Inc.* 6,878 17,814
Nuvation Bio, Inc.*(a) 22,014 39,625
Ocular Therapeutix, Inc.* 11,904 61,425
Omeros Corp.*(a) 9,036 49,156
Optinose, Inc.*(a) 10,065 12,380
Pacira BioSciences, Inc.* 6,883 275,802
Phathom Pharmaceuticals,
Inc.* 3,549 50,822
Phibro Animal Health Corp.,
Class A 3,214 44,032
Pliant Therapeutics, Inc.*(a) 8,499 154,002
Prestige Consumer
Healthcare, Inc.* 7,478 444,418
Rain Oncology, Inc.* 5,357 6,428
Reata Pharmaceuticals, Inc.,
Class A*(a) 4,359 444,444
Revance Therapeutics, Inc.*(a) 12,747 322,627
Scilex Holding Co.* 9,937 55,349
scPharmaceuticals, Inc.*(a) 4,250 43,308
SIGA Technologies, Inc. 7,082 35,764
Supernus Pharmaceuticals,
Inc.* 7,265 218,386
Taro Pharmaceutical Industries
Ltd.*(a) 1,401 53,140
Tarsus Pharmaceuticals,
Inc.*(a) 3,451 62,360
Terns Pharmaceuticals,
Inc.*(a) 6,372 55,755
Theravance Biopharma, Inc.* 8,901 92,125
Theseus Pharmaceuticals,
Inc.* 2,825 26,357
Third Harmonic Bio, Inc.* 3,273 15,743
Trevi Therapeutics, Inc.*(a) 6,083 14,538
Ventyx Biosciences, Inc.*(a) 7,023 230,354
Verrica Pharmaceuticals, Inc.* 3,081 17,777
WaVe Life Sciences Ltd.* 8,614 31,355
Xeris Biopharma Holdings,
Inc.* 21,127 55,353
Zevra Therapeutics, Inc.*(a) 5,162 26,326
7,254,352
Professional Services 2.4%
Alight, Inc., Class A* 60,477 558,808
ASGN, Inc.* 7,393 559,133
Asure Software, Inc.* 1,983 24,113
Barrett Business Services, Inc. 1,087 94,786

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Professional Services
BlackSky Technology, Inc.,
Class A* 18,256 40,528
CBIZ, Inc.* 7,393 393,899
Conduent, Inc.* 26,608 90,467
CRA International, Inc. 1,093 111,486
CSG Systems International,
Inc. 4,884 257,582
ExlService Holdings, Inc.* 4,945 746,992
Exponent, Inc. 7,784 726,403
First Advantage Corp.* 8,443 130,107
FiscalNote Holdings, Inc.* 9,675 35,217
Forrester Research, Inc.*(a) 1,832 53,293
Franklin Covey Co.* 1,836 80,197
Heidrick & Struggles
International, Inc. 3,031 80,231
HireQuest, Inc. 773 20,121
HireRight Holdings Corp.* 2,403 27,178
Huron Consulting Group, Inc.* 2,963 251,588
IBEX Holdings Ltd.* 1,730 36,728
ICF International, Inc.(a) 2,917 362,846
Innodata, Inc.* 3,765 42,657
Insperity, Inc. 5,628 669,507
Kelly Services, Inc., Class A 5,231 92,118
Kforce, Inc. 2,981 186,790
Korn Ferry 7,976 395,131
Legalzoom.com, Inc.*(a) 15,767 190,465
Maximus, Inc. 9,348 790,000
Mistras Group, Inc.* 2,906 22,434
NV5 Global, Inc.* 2,057 227,854
Planet Labs PBC*(a) 30,273 97,479
Red Violet, Inc.*(a) 1,649 33,920
Resources Connection, Inc. 5,026 78,958
Skillsoft Corp.*(a) 11,485 14,241
Sterling Check Corp.* 3,897 47,777
TriNet Group, Inc.* 5,771 548,072
TrueBlue, Inc.* 4,938 87,452
TTEC Holdings, Inc. 3,154 106,731
Upwork, Inc.* 19,264 179,926
Verra Mobility Corp., Class
A*(a) 21,231 418,675
Willdan Group, Inc.* 2,139 40,983
8,952,873
Real Estate Management & Development 0.8%
American Realty Investors,
Inc.* 366 7,971
Anywhere Real Estate, Inc.* 16,668 111,342
Compass, Inc., Class A* 45,448 159,068
Cushman & Wakefield plc*(a) 24,335 199,060
DigitalBridge Group, Inc. 24,759 364,205
Douglas Elliman, Inc. 11,808 26,214
eXp World Holdings, Inc.(a) 10,899 221,032
Forestar Group, Inc.* 2,702 60,930
FRP Holdings, Inc.* 1,026 59,067
Kennedy-Wilson Holdings, Inc. 18,380 300,145
Marcus & Millichap, Inc.(a) 3,792 119,486
Maui Land & Pineapple Co.,
Inc.* 874 12,446
Newmark Group, Inc., Class A 20,996 130,595
Common Stocks
Shares Value ($)
Real Estate Management & Development
Opendoor Technologies,
Inc.*(a) 85,347 343,095
RE/MAX Holdings, Inc., Class
A 2,763 53,215
Redfin Corp.*(a) 16,578 205,899
RMR Group, Inc. (The), Class
A 2,597 60,173
St Joe Co. (The)(a) 5,192 250,981
Stratus Properties, Inc. 834 21,893
Tejon Ranch Co.* 2,733 47,035
Transcontinental Realty
Investors, Inc.* 178 6,520
2,760,372
Residential REITs 0.5%
Apartment Investment and
Management Co., Class A 22,089 188,198
BRT Apartments Corp. 1,783 35,304
Centerspace 2,270 139,287
Clipper Realty, Inc. 2,440 13,835
Elme Communities 13,072 214,904
Independence Realty Trust,
Inc. 34,797 634,001
NexPoint Residential Trust,
Inc. 3,611 164,228
UMH Properties, Inc.(a) 8,492 135,702
Veris Residential, Inc.* 12,021 192,937
1,718,396
Retail REITs 1.2%
Acadia Realty Trust 12,772 183,789
Alexander's, Inc.(a) 371 68,212
CBL & Associates Properties,
Inc. 4,102 90,408
Getty Realty Corp.(a) 7,052 238,499
InvenTrust Properties Corp. 10,571 244,613
Kite Realty Group Trust 33,271 743,274
Macerich Co. (The) 33,388 376,283
Necessity Retail REIT, Inc.
(The), Class A(a) 20,643 139,547
NETSTREIT Corp.(a) 9,002 160,866
Phillips Edison & Co., Inc.(a) 18,126 617,734
Retail Opportunity Investments
Corp. 20,205 272,969
RPT Realty 12,791 133,666
Saul Centers, Inc.(a) 2,072 76,312
SITE Centers Corp. 30,575 404,201
Tanger Factory Outlet Centers,
Inc.(a) 15,722 346,984
Urban Edge Properties 18,199 280,811
Urstadt Biddle Properties, Inc.,
Class A 4,337 92,205
Whitestone REIT 8,136 78,919
4,549,292
Semiconductors & Semiconductor Equipment 3.3%
ACM Research, Inc., Class A* 7,303 95,523
Aehr Test Systems*(a) 3,886 160,297
Alpha & Omega
Semiconductor Ltd.*(a) 3,550 116,440
Ambarella, Inc.* 5,592 467,883

132 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc. 15,404 458,269
Atomera, Inc.* 3,049 26,740
Axcelis Technologies, Inc.* 4,943 906,200
CEVA, Inc.* 3,564 91,060
Cohu, Inc.* 6,909 287,138
Credo Technology Group
Holding Ltd.* 14,673 254,430
Diodes, Inc.* 6,826 631,337
FormFactor, Inc.* 11,697 400,271
Ichor Holdings Ltd.*(a) 4,397 164,888
Impinj, Inc.*(a) 3,453 309,561
indie Semiconductor, Inc.,
Class A* 20,687 194,458
inTEST Corp.*(a) 1,533 40,257
Kulicke & Soffa Industries, Inc.
(a) 8,448 502,234
MACOM Technology Solutions
Holdings, Inc.*(a) 8,217 538,460
Maxeon Solar Technologies
Ltd.*(a) 3,786 106,614
MaxLinear, Inc., Class A* 11,299 356,596
Navitas Semiconductor Corp.* 15,343 161,715
NVE Corp.(a) 686 66,844
Onto Innovation, Inc.* 7,419 864,091
PDF Solutions, Inc.* 4,659 210,121
Photronics, Inc.* 9,270 239,073
Power Integrations, Inc. 8,641 818,043
Rambus, Inc.* 16,534 1,060,987
Semtech Corp.*(a) 9,768 248,693
Silicon Laboratories, Inc.* 4,785 754,786
SiTime Corp.* 2,660 313,800
SkyWater Technology, Inc.* 2,649 24,954
SMART Global Holdings, Inc.* 7,475 216,850
Synaptics, Inc.* 6,019 513,902
Transphorm, Inc.* 5,074 17,252
Ultra Clean Holdings, Inc.* 6,740 259,220
Veeco Instruments, Inc.* 7,385 189,647
12,068,634
Software 5.4%
8x8, Inc.* 17,015 71,973
A10 Networks, Inc. 10,973 160,096
ACI Worldwide, Inc.* 16,636 385,456
Adeia, Inc. 16,113 177,404
Agilysys, Inc.* 3,073 210,931
Alarm.com Holdings, Inc.* 7,317 378,143
Alkami Technology, Inc.*(a) 6,069 99,471
Altair Engineering, Inc., Class
A*(a) 8,182 620,523
American Software, Inc., Class
A 4,581 48,146
Amplitude, Inc., Class A* 10,360 113,960
Appfolio, Inc., Class A* 2,927 503,854
Appian Corp., Class A*(a) 6,364 302,926
Applied Digital Corp.* 10,251 95,847
Asana, Inc., Class A* 12,316 271,445
AvePoint, Inc.*(a) 22,939 132,129
Bit Digital, Inc.*(a) 11,208 45,504
Blackbaud, Inc.* 6,641 472,706
BlackLine, Inc.* 8,658 465,974
Common Stocks
Shares Value ($)
Software
Box, Inc., Class A* 21,423 629,408
Braze, Inc., Class A*(a) 5,253 230,029
C3.ai, Inc., Class A*(a) 9,026 328,817
Cerence, Inc.* 6,233 182,191
Cipher Mining, Inc.*(a) 7,948 22,731
Cleanspark, Inc.* 11,887 50,995
Clear Secure, Inc., Class A(a) 12,569 291,224
CommVault Systems, Inc.* 6,758 490,766
Consensus Cloud Solutions,
Inc.* 3,057 94,767
CoreCard Corp.*(a) 976 24,751
Couchbase, Inc.* 5,128 81,125
CS Disco, Inc.*(a) 4,031 33,135
Digimarc Corp.*(a) 2,116 62,295
Digital Turbine, Inc.*(a) 14,091 130,764
Domo, Inc., Class B* 4,902 71,863
E2open Parent Holdings, Inc.* 30,484 170,710
Ebix, Inc. 4,213 106,168
eGain Corp.* 3,411 25,548
Enfusion, Inc., Class A* 4,360 48,919
EngageSmart, Inc.* 7,636 145,771
Envestnet, Inc.* 6,895 409,218
Everbridge, Inc.* 6,260 168,394
EverCommerce, Inc.* 3,476 41,156
Expensify, Inc., Class A*(a) 8,499 67,822
ForgeRock, Inc., Class A*(a) 7,174 147,354
Freshworks, Inc., Class A* 24,784 435,703
Instructure Holdings, Inc.* 2,742 68,989
Intapp, Inc.* 2,343 98,195
InterDigital, Inc. 4,143 400,007
Jamf Holding Corp.*(a) 10,987 214,466
Kaltura, Inc.* 11,922 25,275
LivePerson, Inc.* 11,168 50,479
LiveRamp Holdings, Inc.* 9,837 280,945
LiveVox Holdings, Inc.* 4,142 11,390
Marathon Digital Holdings,
Inc.* 25,938 359,501
Matterport, Inc.*(a) 38,365 120,850
MeridianLink, Inc.* 3,955 82,264
MicroStrategy, Inc., Class A* 1,682 575,950
Mitek Systems, Inc.*(a) 6,120 66,341
Model N, Inc.* 5,783 204,487
N-able, Inc.* 10,467 150,829
NextNav, Inc.* 7,795 22,917
Olo, Inc., Class A*(a) 15,691 101,364
ON24, Inc. 5,338 43,345
OneSpan, Inc.* 6,055 89,856
PagerDuty, Inc.* 12,934 290,756
PowerSchool Holdings, Inc.,
Class A*(a) 8,399 160,757
Progress Software Corp.(a) 6,634 385,435
PROS Holdings, Inc.*(a) 6,739 207,561
Q2 Holdings, Inc.* 8,772 271,055
Qualys, Inc.* 5,672 732,652
Rapid7, Inc.*(a) 9,197 416,440
Rimini Street, Inc.* 6,988 33,473
Riot Platforms, Inc.* 24,666 291,552
Sapiens International Corp.
NV 4,618 122,839

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Software
SEMrush Holdings, Inc., Class
A* 4,740 45,362
SolarWinds Corp.* 7,865 80,695
SoundHound AI, Inc.*(a) 21,434 97,525
SoundThinking, Inc.* 1,386 30,298
Sprinklr, Inc., Class A* 13,109 181,297
Sprout Social, Inc., Class A*(a) 7,288 336,414
SPS Commerce, Inc.*(a) 5,579 1,071,503
Tenable Holdings, Inc.* 17,365 756,246
Terawulf, Inc.* 10,614 18,575
Varonis Systems, Inc., Class
B* 16,550 441,058
Verint Systems, Inc.* 9,618 337,207
Veritone, Inc.*(a) 5,428 21,278
Viant Technology, Inc., Class
A* 2,617 12,064
Weave Communications, Inc.* 4,768 52,972
Workiva, Inc., Class A* 7,405 752,792
Xperi, Inc.* 6,445 84,752
Yext, Inc.* 16,155 182,713
Zeta Global Holdings Corp.,
Class A* 20,253 172,961
Zuora, Inc., Class A* 19,274 211,436
19,815,230
Specialized REITs 0.5%
Farmland Partners, Inc.(a) 7,688 93,871
Four Corners Property Trust,
Inc.(a) 13,491 342,671
Gladstone Land Corp. 5,048 82,131
Outfront Media, Inc.(a) 23,755 373,429
PotlatchDeltic Corp. 12,052 636,948
Safehold, Inc.(a) 4,703 111,602
Uniti Group, Inc. 37,184 171,790
1,812,442
Specialty Retail 2.3%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 32,417
Aaron's Co., Inc. (The) 4,783 67,632
Abercrombie & Fitch Co.,
Class A* 7,487 282,110
Academy Sports & Outdoors,
Inc. 11,295 610,495
American Eagle Outfitters, Inc. 28,081 331,356
America's Car-Mart, Inc.* 917 91,498
Arko Corp.(a) 12,165 96,712
Asbury Automotive Group,
Inc.* 3,287 790,260
BARK, Inc.* 17,866 23,762
Big 5 Sporting Goods Corp. 3,349 30,677
Boot Barn Holdings, Inc.* 4,543 384,747
Buckle, Inc. (The)(a) 4,727 163,554
Build-A-Bear Workshop, Inc. 2,007 42,990
Caleres, Inc.(a) 5,232 125,202
Camping World Holdings, Inc.,
Class A(a) 6,384 192,158
CarParts.com, Inc.* 8,128 34,544
Carvana Co., Class A*(a) 2,083 53,991
Cato Corp. (The), Class A 2,624 21,071
Chico's FAS, Inc.* 18,712 100,109
Common Stocks
Shares Value ($)
Specialty Retail
Children's Place, Inc. (The)* 1,964 45,584
Designer Brands, Inc., Class
A(a) 7,747 78,245
Destination XL Group, Inc.* 9,352 45,825
Duluth Holdings, Inc., Class B* 1,620 10,174
Envela Corp.* 924 6,801
EVgo, Inc., Class A* 12,304 49,216
Foot Locker, Inc.(a) 12,593 341,396
Franchise Group, Inc. 3,631 103,992
Genesco, Inc.* 1,780 44,571
Group 1 Automotive, Inc. 2,108 544,075
GrowGeneration Corp.* 8,995 30,583
Guess?, Inc. 4,842 94,177
Haverty Furniture Cos., Inc. 2,220 67,088
Hibbett, Inc. 1,846 66,991
J Jill, Inc.* 490 10,501
Lands' End, Inc.* 2,516 19,524
Lazydays Holdings, Inc.* 1,548 17,895
Leslie's, Inc.*(a) 26,837 251,999
MarineMax, Inc.* 3,268 111,635
Monro, Inc. 4,704 191,123
National Vision Holdings, Inc.* 11,628 282,444
ODP Corp. (The)* 5,128 240,093
OneWater Marine, Inc., Class
A* 1,715 62,152
Overstock.com, Inc.*(a) 6,907 224,961
PetMed Express, Inc. 3,402 46,913
Rent the Runway, Inc., Class
A* 6,610 13,088
Revolve Group, Inc., Class
A*(a) 6,572 107,781
Sally Beauty Holdings, Inc.*(a) 16,346 201,873
Shoe Carnival, Inc. 2,670 62,692
Signet Jewelers Ltd. 6,804 444,029
Sleep Number Corp.* 3,329 90,815
Sonic Automotive, Inc., Class
A 2,407 114,742
Sportsman's Warehouse
Holdings, Inc.* 5,835 33,259
Stitch Fix, Inc., Class A* 13,358 51,428
ThredUp, Inc., Class A*(a) 11,067 27,003
Tile Shop Holdings, Inc.* 3,839 21,268
Tilly's, Inc., Class A* 2,773 19,439
Torrid Holdings, Inc.* 1,699 4,774
Upbound Group, Inc. 8,506 264,792
Urban Outfitters, Inc.* 9,605 318,214
Warby Parker, Inc., Class A* 13,485 157,640
Winmark Corp. 415 137,975
Zumiez, Inc.* 2,532 42,183
8,576,238
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.* 5,241 133,645
CompoSecure, Inc.*(a) 2,189 15,016
Corsair Gaming, Inc.*(a) 5,657 100,355
CPI Card Group, Inc.*(a) 600 13,950
Eastman Kodak Co.*(a) 8,630 39,871
Immersion Corp.(a) 2,907 20,581
Intevac, Inc.* 3,353 12,574
IonQ, Inc.*(a) 24,234 327,886

134 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.* 7,047 1,756,466
Turtle Beach Corp.* 2,558 29,801
Xerox Holdings Corp. 18,376 273,619
2,723,764
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A* 14,980 18,875
Fossil Group, Inc.* 6,867 17,648
G-III Apparel Group Ltd.* 6,541 126,045
Hanesbrands, Inc.(a) 53,950 244,933
Kontoor Brands, Inc.(a) 8,614 362,650
Movado Group, Inc. 2,318 62,192
Oxford Industries, Inc. 2,289 225,283
Rocky Brands, Inc. 1,191 25,011
Steven Madden Ltd. 11,303 369,495
Vera Bradley, Inc.* 3,799 24,276
Wolverine World Wide, Inc.(a) 12,187 179,027
1,655,435
Tobacco 0.1%
Turning Point Brands, Inc. 2,547 61,153
Universal Corp. 3,641 181,832
Vector Group Ltd. 21,722 278,259
521,244
Trading Companies & Distributors 2.1%
Alta Equipment Group, Inc. 2,772 48,039
Applied Industrial
Technologies, Inc. 5,864 849,283
Beacon Roofing Supply, Inc.* 7,431 616,624
BlueLinx Holdings, Inc.* 1,293 121,258
Boise Cascade Co. 6,081 549,418
Custom Truck One Source,
Inc.* 8,074 54,419
Distribution Solutions Group,
Inc.* 687 35,765
DXP Enterprises, Inc.* 2,163 78,755
EVI Industries, Inc.* 660 14,520
FTAI Aviation Ltd.(a) 15,228 482,118
GATX Corp. 5,381 692,750
Global Industrial Co. 1,992 55,318
GMS, Inc.* 6,327 437,828
H&E Equipment Services, Inc. 4,923 225,227
Herc Holdings, Inc. 4,356 596,119
Hudson Technologies, Inc.* 6,555 63,059
Karat Packaging, Inc.(a) 665 12,136
McGrath RentCorp 3,696 341,806
MRC Global, Inc.* 13,193 132,853
NOW, Inc.* 16,899 175,074
Rush Enterprises, Inc., Class A 6,190 375,981
Rush Enterprises, Inc., Class
B 1,004 68,332
Textainer Group Holdings Ltd. 6,383 251,363
Titan Machinery, Inc.* 3,102 91,509
Transcat, Inc.*(a) 1,133 96,656
Triton International Ltd. 8,287 689,976
Veritiv Corp. 2,034 255,491
Willis Lease Finance Corp.* 363 14,204
Xometry, Inc., Class A*(a) 5,234 110,856
7,536,737
Common Stocks
Shares Value ($)
Water Utilities 0.5%
American States Water Co. 5,576 485,112
Artesian Resources Corp.,
Class A 1,277 60,300
Cadiz, Inc.*(a) 6,055 24,583
California Water Service
Group(a) 8,518 439,784
Consolidated Water Co. Ltd.(a) 2,209 53,524
Global Water Resources, Inc. 1,601 20,301
Middlesex Water Co.(a) 2,687 216,733
Pure Cycle Corp.* 3,202 35,222
SJW Group(a) 4,734 331,901
York Water Co. (The) 1,918 79,156
1,746,616
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 9,976 169,692
Shenandoah
Telecommunications Co. 7,404 143,860
Spok Holdings, Inc. 2,445 32,494
Telephone & Data Systems,
Inc. 14,914 122,742
468,788
Total Common Stocks
(cost $286,950,186) 363,624,215
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 99
99
Total Rights
(cost $6,479) 99
Repurchase Agreements 6.5%
Principal
Amount ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $200,085,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $204,000.
(b)(c) 200,000 200,000

NVIT Small Cap Index Fund - June 30, 2023 (Unaudited) - Statement of Investments - 135
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $9,587,331,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $9,774,947.
(b)(c) 9,583,282 9,583,282
CF Secured, LLC,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,105,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$5,102,147.(b)(c) 5,000,000 5,000,000
Credit Suisse AG,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,002,530,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052;
total market value
$6,122,581.(b)(c) 6,000,000 6,000,000
MetLife, Inc.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,268,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $3,061,656.
(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $23,783,282) 23,783,282
Total Investments
(cost $310,792,850) — 105.9% 387,469,858
Liabilities in excess of other assets — (5.9)% (21,671,794)
NET ASSETS — 100.0%
$ 365,798,064

136 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $71,903,806, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,783,282 and by $49,750,765 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 5/15/2053, a total value of $73,534,047.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $23,783,282.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 28 9/2023 USD 2,665,180 83,931
Net contracts 83,931
As of June 30, 2023, the Fund had $229,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

138 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 37,800
Investment securities of unaffiliated issuers, at value
*
2,231,630,272
Repurchase agreements, at value 39,778,334
Cash 141,325,538
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 14,046,253
Security lending income receivable 22,495
Receivable for investments sold 13,754,469
Receivable for capital shares issued 269,548
Reclaims receivable —
Receivable for variation margin on futures contracts —
Prepaid expenses 10,266
Total Assets 2,440,874,975
Liabilities:
Payable for investments purchased 145,444,333
Payable for capital shares redeemed 388,172
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 39,778,334
Accrued expenses and other payables:
Investment advisory fees 303,578
Fund administration fees 58,340
Distribution fees —
Administrative servicing fees 48,573
Accounting and transfer agent fees 24,296
Trustee fees 572
Custodian fees 25,619
Compliance program costs (Note 3) 2,213
Professional fees 33,954
Printing fees 16,995
Other 13,222
Total Liabilities 186,138,201
Net Assets $ 2,254,736,774
* Includes value of securities on loan (Note 2) 187,802,078
Cost of investment securities of affiliated issuers 25,728
Cost of investment securities of unaffiliated issuers 2,454,240,541
Cost of repurchase agreements 39,778,334
Cost of foreign currencies —
Represented by:
Capital $ 2,487,134,420
Total distributable earnings (loss) (232,397,646)
Net Assets $ 2,254,736,774

Index Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 139
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ —
1,371,576,079 1,090,478,622 2,994,148,843 363,686,576
20,516,760 67,525,123 22,770,864 23,783,282
413,224 7,222,826 22,748,627 2,190,490
442,915 492,472 1,184,677 219,431
3,586,763 — — —
1,878,639 1,285,765 2,021,955 376,044
20,629 43,812 12,953 34,247
76,427 — — 1,806
849,451 264,176 1,299,502 13,611
9,127,980 — — —
24,469 58,541 267,400 —
6,701 5,220 12,893 1,900
1,408,520,037 1,167,376,557 3,044,467,714 390,307,387
— — 105,740 —
181,001 295,557 871,038 419,623
— — — 8,388
20,516,760 67,525,123 22,770,864 23,783,282
287,378 182,574 276,750 56,216
46,917 35,925 78,670 17,204
47,659 9,024 392,431 52,470
43,713 102,761 149,325 12,142
863 453 8,037 2,377
984 414 3 83
12,242 25,503 116,033 5,321
1,639 1,182 3,084 394
6,574 19,204 24,704 18,067
23,040 41,877 30,144 33,740
128,690 7,907 101,088 100,016
21,297,460 68,247,504 24,927,911 24,509,323
$ 1,387,222,577 $ 1,099,129,053 $ 3,019,539,803 $ 365,798,064
39,747,844 272,787,816 120,522,683 71,903,806
— — — —
885,645,166 725,943,884 958,599,704 287,009,568
20,516,760 67,525,123 22,770,864 23,783,282
3,574,833 — — —
$ 1,094,960,307 $ 661,059,135 $ 998,948,186 $ 291,373,420
292,262,270 438,069,918 2,020,591,617 74,424,644
$ 1,387,222,577 $ 1,099,129,053 $ 3,019,539,803 $ 365,798,064

140 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 420,460,186
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,834,276,588
Total $ 2,254,736,774
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 45,876,668
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 199,569,794
Total 245,446,462
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .17
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .19

Index Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 141
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 180,644,873 $ 820,355,352 $ 586,126,792 $ —
27,665,372 45,378,901 1,977,353,929 260,191,532
— — 223,204,323 —
147,816,867 — — —
1,031,095,465 233,394,800 232,854,759 105,606,532
$ 1,387,222,577 $ 1,099,129,053 $ 3,019,539,803 $ 365,798,064
17,551,731 43,506,486 67,917,116 —
2,695,921 2,458,487 235,328,418 34,878,260
— — 25,664,739 —
14,506,055 — — —
99,887,136 12,330,653 26,772,367 13,864,222
134,640,843 58,295,626 355,682,640 48,742,482
$ 10 .29 $ 18 .86 $ 8 .63 $ —
$ 10 .26 $ 18 .46 $ 8 .40 $ 7 .46
$ — $ — $ 8 .70 $ —
$ 10 .19 $ — $ — $ —
$ 10 .32 $ 18 .93 $ 8 .70 $ 7 .62

142 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 29,644,693
Income from securities lending (Note 2) 125,875
Interest income from affiliated issuers 1,344
Foreign tax withholding (1,244)
Dividend income from unaffiliated issuers —
European Union tax reclaims (Note 2) —
Total Income 29,770,668
EXPENSES:
Investment advisory fees 1,826,640
Fund administration fees 275,962
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 306,744
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 59,774
Printing fees 9,459
Trustee fees 34,990
Custodian fees 27,796
Accounting and transfer agent fees 91,263
Compliance program costs (Note 3) 4,353
Index licensing fee —
Other 19,818
Total expenses before fees waived 2,656,799
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Net Expenses 2,656,799
NET INVESTMENT INCOME 27,113,869
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (7,267,202)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (629)
Net realized gains (losses) (7,267,831)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (588)
Investment securities of unaffiliated issuers 21,500,078
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 21,499,490
Net realized/unrealized gains (losses) 14,231,659
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 41,345,528

Index Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 143
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 36,307 $ 183,865 $ 501,059 $ 88,829
174,977 309,729 81,997 270,258
— — — —
(2,925,975) (464) (6,335) (3,700)
31,492,387 9,347,197 23,119,837 3,004,360
597,846 — — —
29,375,542 9,840,327 23,696,558 3,359,747
1,733,620 1,100,955 1,583,654 341,672
202,784 161,555 369,801 70,703
33,075 54,443 2,235,953 318,213
287,487 — — —
129,822 594,387 398,772 —
17,199 21,777 1,341,578 190,929
— — 103,741 —
107,808 — — —
106,865 33,950 61,144 23,620
10,855 19,038 29,428 8,984
25,358 19,039 47,717 6,380
49,628 10,530 28,429 4,309
8,686 3,867 14,833 1,271
3,123 2,312 5,860 771
79,423 — 134,342 18,143
15,435 11,217 24,302 21,757
2,811,168 2,033,070 6,379,554 1,006,752
(35,937) — — —
— — (186,092) —
— — (626,066) (89,100)
2,775,231 2,033,070 5,567,396 917,652
26,600,311 7,807,257 18,129,162 2,442,095
9,243,034 18,469,054 (8,665,281) 959,800
714,380 133,039 1,542,555 (32,585)
(384,358) — — —
— — — —
9,573,056 18,602,093 (7,122,726) 927,215
— — — —
118,011,146 65,057,218 415,228,731 23,624,895
133,583 294,029 636,524 171,087
257,713 — — —
118,402,442 65,351,247 415,865,255 23,795,982
127,975,498 83,953,340 408,742,529 24,723,197
$ 154,575,809 $ 91,760,597 $ 426,871,691 $ 27,165,292

The accompanying notes are an integral part of these financial statements.
144 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 27,113,869 $ 47,500,112
Net realized gains (losses) (7,267,831) (30,609,756)
Net change in unrealized appreciation/depreciation 21,499,490 (327,114,488)
Change in net assets resulting from operations 41,345,528 (310,224,132)
Distributions to Shareholders From:
Distributable earnings:
Class I — (12,329,977)
Class II — —
Class VIII — —
Class Y — (52,444,034)
Change in net assets from shareholder distributions — (64,774,011)
Change in net assets from capital transactions 278,045,447 21,880,010
Change in net assets 319,390,975 (353,118,133)
Net Assets:
Beginning of period 1,935,345,799 2,288,463,932
End of period $ 2,254,736,774 $ 1,935,345,799
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 45,062,828 $ 145,189,587
Dividends reinvested — 12,329,977
Cost of shares redeemed (15,644,868) (42,459,295)
Total Class I Shares 29,417,960 115,060,269
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 322,596,977 71,923,366
Dividends reinvested — 52,444,034
Cost of shares redeemed (73,969,490) (217,547,659)
Total Class Y Shares 248,627,487 (93,180,259)
Change in net assets from capital transactions $ 278,045,447 $ 21,880,010

Index Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 145
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 26,600,311 $ 48,442,570 $ 7,807,257 $ 14,144,664
9,573,056 (47,077,212) 18,602,093 53,919,908
118,402,442 (327,958,530) 65,351,247 (240,104,088)
154,575,809 (326,593,172) 91,760,597 (172,039,516)
— (6,108,857) — (218,114,827)
— (886,234) — (12,374,076)
— (5,067,052) — —
— (46,486,523) — (71,704,677)
— (58,548,666) — (302,193,580)
(126,842,957) (336,178,542) (59,399,061) 230,650,638
27,732,852 (721,320,380) 32,361,536 (243,582,458)
1,359,489,725 2,080,810,105 1,066,767,517 1,310,349,975
$ 1,387,222,577 $ 1,359,489,725 $ 1,099,129,053 $ 1,066,767,517
$ 22,621,198 $ 43,288,099 $ 34,010,589 $ 86,747,672
— 6,108,857 — 218,114,827
(22,430,504) (31,675,592) (62,385,622) (103,576,584)
190,694 17,721,364 (28,375,033) 201,285,915
2,740,120 5,483,143 1,056,840 1,797,887
— 886,234 — 12,374,076
(2,313,963) (1,911,553) (2,182,308) (5,335,343)
426,157 4,457,824 (1,125,468) 8,836,620
5,190,414 15,174,517 — —
— 5,067,052 — —
(13,200,727) (7,542,162) — —
(8,010,313) 12,699,407 — —
58,346,529 81,555,270 17,503,651 12,016,789
— 46,486,523 — 71,704,677
(177,796,024) (499,098,930) (47,402,211) (63,193,363)
(119,449,495) (371,057,137) (29,898,560) 20,528,103
$ (126,842,957) $ (336,178,542) $ (59,399,061) $ 230,650,638

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 4,866,859 14,513,628
Reinvested — 1,343,990
Redeemed (1,698,850) (4,413,055)
Total Class I Shares 3,168,009 11,444,563
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 34,933,649 7,332,093
Reinvested — 5,707,649
Redeemed (8,013,126) (22,818,670)
Total Class Y Shares 26,920,523 (9,778,928)
Total change in shares 30,088,532 1,665,635

Index Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 147
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
2,254,126 4,529,860 1,885,973 4,087,012
— 666,269 — 12,482,509
(2,242,797) (3,280,404) (3,460,937) (4,690,925)
11,329 1,915,725 (1,574,964) 11,878,596
272,861 558,034 58,543 78,475
— 97,030 — 723,970
(237,095) (205,334) (123,459) (245,674)
35,766 449,730 (64,916) 556,771
523,605 1,639,330 — —
— 558,651 — —
(1,370,173) (791,464) — —
(846,568) 1,406,517 — —
5,822,942 8,429,327 978,103 548,135
— 5,070,773 — 4,087,126
(17,733,486) (55,487,719) (2,536,956) (2,945,398)
(11,910,544) (41,987,619) (1,558,853) 1,689,863
(12,710,017) (38,215,647) (3,198,733) 14,125,230

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 18,129,162 $ 31,416,359
Net realized gains (losses) (7,122,726) 2,183,032
Net change in unrealized appreciation/depreciation 415,865,255 (597,427,281)
Change in net assets resulting from operations 426,871,691 (563,827,890)
Distributions to Shareholders From:
Distributable earnings:
Class I — (348,443,088)
Class II — (1,175,041,035)
Class IV — (141,215,077)
Class Y — (124,515,303)
Change in net assets from shareholder distributions — (1,789,214,503)
Change in net assets from capital transactions 28,153,390 1,882,245,378
Change in net assets 455,025,081 (470,797,015)
Net Assets:
Beginning of period 2,564,514,722 3,035,311,737
End of period $ 3,019,539,803 $ 2,564,514,722
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 29,371,994 $ 99,995,273
Dividends reinvested — 348,443,088
Cost of shares redeemed (22,793,498) (87,761,453)
Total Class I Shares 6,578,496 360,676,908
Class II Shares
Proceeds from shares issued 61,517,126 176,224,592
Dividends reinvested — 1,175,041,035
Cost of shares redeemed (57,813,127) (87,996,898)
Total Class II Shares 3,703,999 1,263,268,729
Class IV Shares
Proceeds from shares issued 1,179,077 3,930,105
Dividends reinvested — 141,215,077
Cost of shares redeemed (8,875,747) (19,224,401)
Total Class IV Shares (7,696,670) 125,920,781
Class Y Shares
Proceeds from shares issued 84,349,307 145,689,127
Dividends reinvested — 124,515,303
Cost of shares redeemed (58,781,742) (137,825,470)
Total Class Y Shares 25,567,565 132,378,960
Change in net assets from capital transactions $ 28,153,390 $ 1,882,245,378

Index Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 149
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 2,442,095 $ 3,861,716
927,215 2,524,091
23,795,982 (92,746,735)
27,165,292 (86,360,928)
— —
— (34,346,422)
— —
— (15,213,383)
— (49,559,805)
(14,922,839) 86,069,601
12,242,453 (49,851,132)
353,555,611 403,406,743
$ 365,798,064 $ 353,555,611
$ — $ —
— —
— —
— —
14,384,280 49,944,228
— 34,346,422
(23,210,339) (22,739,840)
(8,826,059) 61,550,810
— —
— —
— —
— —
12,496,568 31,448,269
— 15,213,383
(18,593,348) (22,142,861)
(6,096,780) 24,518,791
$ (14,922,839) $ 86,069,601

The accompanying notes are an integral part of these financial statements.
150 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 3,658,813 6,086,322
Reinvested — 45,662,003
Redeemed (2,866,116) (5,881,090)
Total Class I Shares 792,697 45,867,235
Class II Shares
Issued 7,745,778 10,946,962
Reinvested — 158,131,774
Redeemed (7,535,528) (5,040,208)
Total Class II Shares 210,250 164,038,528
Class IV Shares
Issued 146,277 235,222
Reinvested — 18,361,357
Redeemed (1,103,087) (1,279,016)
Total Class IV Shares (956,810) 17,317,563
Class Y Shares
Issued 10,555,661 8,717,328
Reinvested — 16,190,101
Redeemed (7,432,499) (8,721,444)
Total Class Y Shares 3,123,162 16,185,985
Total change in shares 3,169,299 243,409,311

Index Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 151
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
— —
— —
— —
— —
2,011,095 6,221,305
— 4,760,505
(3,248,958) (2,757,203)
(1,237,863) 8,224,607
— —
— —
— —
— —
1,690,804 3,638,897
— 2,066,531
(2,536,538) (2,749,038)
(845,734) 2,956,390
(2,083,597) 11,180,997

152 - Financial Highlights - June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2023 (Unaudited) $ 8.97 $ 0.12 $ 0.08 $ 0.20 $ — $ — $ — $ 9.17 2.23% $ 420,460 0.39% 2.63% 0.39% 28.60%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
12/31/2019 10.09 0.26 0.59 0.85 (0.28) — (0.28) 10.66 8.40% 388,762 0.38% 2.46% 0.38% 82.79%
12/31/2018 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) 10.09 (0.36)% 243,014 0.38% 2.46% 0.38% 155.75%
Class Y Shares
6/30/2023 (Unaudited) 8.99 0.13 0.07 0.20 — — — 9.19 2.22% 1,834,277 0.24% 2.78% 0.24% 28.60%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
12/31/2019 10.10 0.28 0.59 0.87 (0.29) — (0.29) 10.68 8.62% 1,986,398 0.23% 2.62% 0.23% 82.79%
12/31/2018 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) 10.10 (0.31)% 1,964,616 0.23% 2.61% 0.23% 155.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2023 (Unaudited) - Financial Highlights - 153
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 9.22 $ 0.18 $ 0.89 $ 1.07 $ — $ — $ — $ 10.29 11.61% $ 180,645 0.47% 3.70% 0.47% 4.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
12/31/2019 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) 10.21 21.77% 155,627 0.44% 2.85% 0.44% 5.50%
12/31/2018 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) 8.69 (13.81)% 128,761 0.44% 2.67% 0.44% 4.26%
Class II Shares
6/30/2023 (Unaudited) 9.20 0.17 0.89 1.06 — — — 10.26 11.52% 27,665 0.70% 3.44% 0.70% 4.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
12/31/2019 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) 10.20 21.42% 19,065 0.64% 2.68% 0.64% 5.50%
12/31/2018 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) 8.69 (13.90)% 16,366 0.64% 2.43% 0.64% 4.26%
Class VIII Shares
6/30/2023 (Unaudited) 9.14 0.16 0.89 1.05 — — — 10.19 11.49% 147,817 0.82% 3.34% 0.87% 4.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
12/31/2019 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) 10.15 21.20% 107,675 0.84% 2.46% 0.84% 5.50%
12/31/2018 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) 8.65 (14.13)% 83,675 0.84% 2.22% 0.84% 4.26%
Class Y Shares
6/30/2023 (Unaudited) 9.24 0.19 0.89 1.08 — — — 10.32 11.69% 1,031,095 0.32% 3.83% 0.32% 4.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
12/31/2019 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) 10.23 21.89% 1,802,279 0.29% 3.07% 0.29% 5.50%
12/31/2018 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) 8.71 (13.63)% 1,714,187 0.29% 2.74% 0.29% 4.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

154 - Financial Highlights - June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2023 (Unaudited) $ 17.35 $ 0.13 $ 1.38 $ 1.51 $ — $ — $ — $ 18.86 8.70% $ 820,355 0.40% 1.43% 0.40% 8.83%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
12/31/2019 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) 21.58 25.65% 645,394 0.40% 1.26% 0.40% 15.94%
12/31/2018 26.02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) 20.73 (11.38)% 532,759 0.40% 1.28% 0.40% 14.81%
Class II Shares
6/30/2023 (Unaudited) 17.00 0.11 1.35 1.46 — — — 18.46 8.59% 45,379 0.60% 1.23% 0.60% 8.83%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
12/31/2019 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) 21.34 25.41% 26,088 0.62% 1.04% 0.62% 15.94%
12/31/2018 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) 20.54 (11.57)% 21,726 0.62% 1.06% 0.62% 14.81%
Class Y Shares
6/30/2023 (Unaudited) 17.40 0.14 1.39 1.53 — — — 18.93 8.79% 233,395 0.25% 1.57% 0.25% 8.83%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
12/31/2019 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) 21.61 25.89% 713,721 0.25% 1.40% 0.25% 15.94%
12/31/2018 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) 20.74 (11.29)% 607,417 0.25% 1.38% 0.25% 14.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2023 (Unaudited) - Financial Highlights - 155
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 7.39 $ 0.06 $ 1.18 $ 1.24 $ — $ — $ — $ 8.63 16.78% $ 586,127 0.25% 1.49% 0.32% 1.30%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
12/31/2019 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) 19.63 31.16% 339,938 0.24% 1.91% 0.31% 5.53%
12/31/2018 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) 15.93 (4.62)% 214,388 0.25% 2.02% 0.32% 3.87%
Class II Shares
6/30/2023 (Unaudited) 7.20 0.05 1.15 1.20 — — — 8.40 16.67% 1,977,354 0.50% 1.23% 0.57% 1.30%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
12/31/2019 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) 19.52 30.84% 891,043 0.49% 1.65% 0.56% 5.53%
12/31/2018 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) 15.85 (4.87)% 648,797 0.50% 1.76% 0.57% 3.87%
Class IV Shares
6/30/2023 (Unaudited) 7.45 0.06 1.19 1.25 — — — 8.70 16.78% 223,204 0.27% 1.46% 0.27% 1.30%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
12/31/2019 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) 19.68 31.19% 200,444 0.27% 1.88% 0.27% 5.53%
12/31/2018 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) 15.96 (4.64)% 164,484 0.27% 1.99% 0.27% 3.87%
Class Y Shares
6/30/2023 (Unaudited) 7.45 0.06 1.19 1.25 — — — 8.70 16.78% 232,855 0.17% 1.57% 0.17% 1.30%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
12/31/2019 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) 19.67 31.33% 2,747,114 0.17% 1.96% 0.17% 5.53%
12/31/2018 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) 15.95 (4.54)% 2,031,778 0.17% 2.09% 0.17% 3.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

156 - Financial Highlights - June 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2023 (Unaudited) $ 6.92 $ 0.05 $ 0.49 $ 0.54 $ — $ — $ — $ 7.46 7.80% $ 260,192 0.61% 1.26% 0.68% 13.40%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
12/31/2019 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) 8.07 24.96% 163,601 0.61% 1.01% 0.68% 15.35%
12/31/2018 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) 10.53 (11.34)% 119,577 0.61% 0.87% 0.69% 16.54%
Class Y Shares
6/30/2023 (Unaudited) 7.05 0.06 0.51 0.57 — — — 7.62 8.09% 105,607 0.28% 1.59% 0.28% 13.40%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
12/31/2019 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) 8.18 25.40% 203,821 0.28% 1.34% 0.28% 15.35%
12/31/2018 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) 10.60 (11.09)% 157,363 0.28% 1.12% 0.28% 16.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 157
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

158 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 159
that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,930,727 $ – $ 9,930,727
Commercial Mortgage-Backed Securities – 39,134,908 – 39,134,908
Corporate Bonds – 565,395,253 – 565,395,253
Foreign Government Securities – 31,885,502 – 31,885,502
Mortgage-Backed Securities – 602,671,679 – 602,671,679
Municipal Bonds – 14,286,003 – 14,286,003
Repurchase Agreements – 39,778,334 – 39,778,334
Supranational – 25,154,583 – 25,154,583
U.S. Government Agency Securities – 16,600,959 – 16,600,959
U.S. Treasury Obligations – 926,608,458 – 926,608,458
Total $ – $ 2,271,446,406 $ – $ 2,271,446,406
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,454,620 $ – $ 22,454,620
Air Freight & Logistics – 8,947,859 – 8,947,859
Automobile Components – 8,976,774 – 8,976,774
Automobiles – 46,982,229 – 46,982,229
Banks – 128,650,899 – 128,650,899
Beverages 1,148,594 26,781,138 – 27,929,732
Biotechnology – 12,590,476 – 12,590,476
Broadline Retail – 10,455,763 – 10,455,763
Building Products – 14,954,791 – 14,954,791
Capital Markets 201,482 34,972,099 – 35,173,581
Chemicals – 42,091,038 – 42,091,038
Commercial Services & Supplies – 5,493,088 – 5,493,088
Communications Equipment – 3,404,574 – 3,404,574
Construction & Engineering – 11,110,907 – 11,110,907
Construction Materials – 8,954,479 – 8,954,479
Consumer Staples Distribution & Retail – 18,203,029 – 18,203,029
Containers & Packaging – 1,486,669 – 1,486,669
Distributors – 337,946 – 337,946

160 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Diversified Consumer Services $ – $ 931,488 $ – $ 931,488
Diversified REITs – 3,087,604 – 3,087,604
Diversified Telecommunication Services – 24,465,867 – 24,465,867
Electric Utilities – 25,952,504 – 25,952,504
Electrical Equipment – 25,460,190 – 25,460,190
Electronic Equipment, Instruments &
Components – 21,112,379 – 21,112,379
Energy Equipment & Services – 627,982 – 627,982
Entertainment 1,860,995 9,001,450 – 10,862,445
Financial Services 384,349 16,991,859 – 17,376,208
Food Products – 44,086,514 – 44,086,514
Gas Utilities – 4,538,279 – 4,538,279
Ground Transportation 582,640 8,277,862 – 8,860,502
Health Care Equipment & Supplies – 29,032,660 – 29,032,660
Health Care Providers & Services – 4,159,146 – 4,159,146
Health Care Technology – 817,205 – 817,205
Hotels, Restaurants & Leisure – 26,291,907 – 26,291,907
Household Durables – 16,344,803 – 16,344,803
Household Products – 9,349,123 – 9,349,123
Independent Power and Renewable
Electricity Producers – 3,449,636 – 3,449,636
Industrial Conglomerates 682,448 21,733,786 – 22,416,234
Industrial REITs – 5,128,002 – 5,128,002
Insurance – 69,293,246 – 69,293,246
Interactive Media & Services – 2,705,195 – 2,705,195
IT Services 378,369 10,078,652 – 10,457,021
Leisure Products – 2,793,933 – 2,793,933
Life Sciences Tools & Services – 7,200,204 – 7,200,204
Machinery – 42,583,200 – 42,583,200
Marine Transportation – 4,862,381 – 4,862,381
Media – 5,372,358 – 5,372,358
Metals & Mining – 45,579,550 – 45,579,550
Multi-Utilities – 12,172,115 – 12,172,115
Office REITs – 2,055,474 – 2,055,474
Oil, Gas & Consumable Fuels – 56,978,857 – 56,978,857
Paper & Forest Products – 3,944,032 – 3,944,032
Passenger Airlines – 2,049,044 – 2,049,044
Personal Care Products – 28,029,078 – 28,029,078
Pharmaceuticals 766,501 125,767,747 – 126,534,248
Professional Services – 21,643,792 – 21,643,792
Real Estate Management & Development 367,086 15,518,254 – 15,885,340
Retail REITs – 4,830,269 – 4,830,269
Semiconductors & Semiconductor
Equipment – 48,885,865 – 48,885,865
Software 1,911,373 20,714,311 – 22,625,684
Specialty Retail – 11,770,845 171,664 11,942,509
Technology Hardware, Storage & Peripherals – 6,303,877 – 6,303,877
Textiles, Apparel & Luxury Goods – 47,614,377 – 47,614,377
Tobacco – 10,196,145 – 10,196,145
Trading Companies & Distributors 941,557 25,593,494 – 26,535,051
Transportation Infrastructure – 5,127,873 – 5,127,873
Water Utilities – 1,488,138 – 1,488,138
Wireless Telecommunication Services – 13,338,091 – 13,338,091
Total Common Stocks $ 9,225,394 $ 1,362,179,021 $ 171,664 $ 1,371,576,079
Futures Contracts# 123,342 – – 123,342
Repurchase Agreements – 20,516,760 – 20,516,760
Liabilities:
Futures Contracts# $ (5,430) $ – $ – $ (5,430)
Total Liabilities $ (5,430) $ – $ – $ (5,430)
Total $ 9,343,306 $ 1,382,695,781 $ 171,664 $ 1,392,210,751

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 161
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,090,478,622 $ – $ – $ 1,090,478,622
Futures Contracts# 135,776 – – 135,776
Repurchase Agreements – 67,525,123 – 67,525,123
Total $ 1,090,614,398 $ 67,525,123 $ – $ 1,158,139,521
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,994,148,843 $ – $ – $ 2,994,148,843
Futures Contracts# 420,187 – – 420,187
Repurchase Agreements – 22,770,864 – 22,770,864
Total $ 2,994,569,030 $ 22,770,864 $ – $ 3,017,339,894
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 62,262 $ – $ – $ 62,262
  Common Stocks
Aerospace & Defense 3,778,263 – – 3,778,263
Air Freight & Logistics 1,020,683 – – 1,020,683
Automobile Components 5,414,929 – – 5,414,929
Automobiles 517,850 – – 517,850
Banks 28,502,389 – – 28,502,389
Beverages 1,415,470 – – 1,415,470
Biotechnology 27,434,471 – – 27,434,471
Broadline Retail 253,895 – – 253,895
Building Products 6,323,200 – – 6,323,200
Capital Markets 5,031,760 – – 5,031,760
Chemicals 7,550,946 – – 7,550,946
Commercial Services & Supplies 5,590,123 – – 5,590,123
Communications Equipment 2,929,619 – – 2,929,619
Construction & Engineering 5,429,461 – – 5,429,461
Construction Materials 1,091,377 – – 1,091,377
Consumer Finance 2,877,184 – – 2,877,184
Consumer Staples Distribution & Retail 2,005,630 – – 2,005,630
Containers & Packaging 1,192,317 – – 1,192,317
Distributors 22,286 – – 22,286
Diversified Consumer Services 3,521,978 – – 3,521,978
Diversified REITs 2,040,160 – – 2,040,160
Diversified Telecommunication Services 1,842,211 – – 1,842,211
Electric Utilities 2,775,045 – – 2,775,045
Electrical Equipment 6,108,834 – – 6,108,834
Electronic Equipment, Instruments &
Components 10,241,618 – – 10,241,618
Energy Equipment & Services 8,470,392 – – 8,470,392
Entertainment 1,425,647 – – 1,425,647
Financial Services 7,761,143 – – 7,761,143
Food Products 4,294,165 – – 4,294,165
Gas Utilities 3,725,013 – – 3,725,013
Ground Transportation 1,764,390 – – 1,764,390
Health Care Equipment & Supplies 12,790,868 – – 12,790,868
Health Care Providers & Services 10,150,858 – – 10,150,858
Health Care REITs 2,217,621 – – 2,217,621

162 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ 2,243,306 $ – $ – $ 2,243,306
Hotel & Resort REITs 3,075,943 – – 3,075,943
Hotels, Restaurants & Leisure 8,616,234 – – 8,616,234
Household Durables 7,848,043 – – 7,848,043
Household Products 1,082,594 – – 1,082,594
Independent Power and Renewable
Electricity Producers 1,061,038 – – 1,061,038
Industrial Conglomerates 74,425 – – 74,425
Industrial REITs 1,638,929 – – 1,638,929
Insurance 6,131,456 – – 6,131,456
Interactive Media & Services 2,677,474 – – 2,677,474
IT Services 1,891,292 – – 1,891,292
Leisure Products 1,685,420 – – 1,685,420
Life Sciences Tools & Services 1,628,329 – – 1,628,329
Machinery 13,760,404 – – 13,760,404
Marine Transportation 975,973 – – 975,973
Media 2,716,920 – – 2,716,920
Metals & Mining 6,641,523 – – 6,641,523
Mortgage Real Estate Investment Trusts
(REITs) 4,480,303 – – 4,480,303
Multi-Utilities 1,687,136 – – 1,687,136
Office REITs 2,177,055 – – 2,177,055
Oil, Gas & Consumable Fuels 16,236,521 – – 16,236,521
Paper & Forest Products 326,422 – – 326,422
Passenger Airlines 2,091,364 – – 2,091,364
Personal Care Products 3,203,902 – – 3,203,902
Pharmaceuticals 7,254,352 – – 7,254,352
Professional Services 8,952,873 – – 8,952,873
Real Estate Management & Development 2,760,372 – – 2,760,372
Residential REITs 1,718,396 – – 1,718,396
Retail REITs 4,549,292 – – 4,549,292
Semiconductors & Semiconductor
Equipment 12,068,634 – – 12,068,634
Software 19,815,230 – – 19,815,230
Specialized REITs 1,812,442 – – 1,812,442
Specialty Retail 8,576,238 – – 8,576,238
Technology Hardware, Storage & Peripherals 2,723,764 – – 2,723,764
Textiles, Apparel & Luxury Goods 1,655,435 – – 1,655,435
Tobacco 521,244 – – 521,244
Trading Companies & Distributors 7,536,737 – – 7,536,737
Water Utilities 1,746,616 – – 1,746,616
Wireless Telecommunication Services 468,788 – – 468,788
Total Common Stocks $ 363,624,215 $ – $ – $ 363,624,215
Futures Contracts# 83,931 – – 83,931
Repurchase Agreements – 23,783,282 – 23,783,282
Rights – – 99 99
Total $ 363,770,408 $ 23,783,282 $ 99 $ 387,553,789
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of June 30, 2023, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2023, Small Cap Index held one right investment and three common stock investments that were categorized as
Level 3 investments which were each valued at $0.

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 163
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
International Index
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (39,858) (39,858)
Transfers into Level 3 211,522 211,522
Transfers out of Level 3 — —
Balance as of 6/30/2023 $ 171,664 $ 171,664
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2023 ** $ (39,858) $ (39,858)
Small Cap Index
Rights Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 15,516 15,516
Purchases — —
Sales (15,516) (15,516)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 99 99
Transfers out of Level 3 — —
Balance as of 6/30/2023 $ 99 $ 99
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2023 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers."

164 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 123,342
Total $ 123,342
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (5,430)
Total $ (5,430)

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 165
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 135,776
Total $ 135,776
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 420,187
Total $ 420,187
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 83,931
Total $ 83,931
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 714,380
Total $ 714,380
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 133,039
Total $ 133,039
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,542,555
Total $ 1,542,555
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (32,585)
Total $ (32,585)

166 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 133,583
Total $ 133,583
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 294,029
Total $ 294,029
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 636,524
Total $ 636,524
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 171,087
Total $ 171,087
International Index
Futures Contracts:
Average Notional Balance Long $ 10,120,451
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 9,522,943
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 23,626,036
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 3,345,242

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 167
or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 39,778,334
International Index 20,516,760
Mid Cap Index 67,525,123
S&P 500 Index 22,770,864
Small Cap Index 23,783,282

168 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
BofA Securities, Inc., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $29,412,397, collateralized by U.S. Government
Treasury Securities, ranging from 0.50% - 4.13%, maturing 2/28/2026 - 6/15/2026; total market value $ 29,988,039.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
Credit Suisse AG, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 29,262,334, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.25%, maturing 7/31/2023 - 8/15/2052; total market value $ 29,847,580.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 169
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 4,578,334 – 4,578,334 (4,578,334) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Credit Suisse AG 2,200,000 – 2,200,000 (2,200,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 39,778,334 $ – $ 39,778,334 $ (39,778,334) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
BofA Securities, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Cantor Fitzgerald &
Co. 3,516,760 – 3,516,760 (3,516,760) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 20,516,760 $ – $ 20,516,760 $ (20,516,760) $ –

170 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 6,474,114 $ – $ 6,474,114 $ (6,474,114) $ –
CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 51,051,009 – 51,051,009 (51,051,009) –
Total $ 67,525,123 $ – $ 67,525,123 $ (67,525,123) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 2,770,864 – 2,770,864 (2,770,864) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 22,770,864 $ – $ 22,770,864 $ (22,770,864) $ –

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 171
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 200,000 $ – $ 200,000 $ (200,000) $ –
Cantor Fitzgerald &
Co. 9,583,282 – 9,583,282 (9,583,282) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Credit Suisse AG 6,000,000 – 6,000,000 (6,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Total $ 23,783,282 $ – $ 23,783,282 $ (23,783,282) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

172 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 173
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2023, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
f
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Bond Index 0.19% 0.19%
International Index 0.24 0.24
Mid Cap Index 0.20 0.20
S&P 500 Index 0.12 0.12
Small Cap Index 0.19 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class I
Class II
0.54%
0.52%

174 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $1,080,805 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $16,419.
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Bond Index $ — $ — $ — $ — $ —
International Index — — — — —
Mid Cap Index — — — — —
S&P 500 Index — — — — —
Small Cap Index — — 14,895 — 14,895
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 175
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2024:
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2024:
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 35,937
Fund Class I Class II Class IV Class VIII
Bond Index 0.15% N/A N/A N/A
International Index 0.15 0.13% N/A 0.15%
Mid Cap Index 0.15 0.10 N/A N/A
S&P 500 Index 0.15 0.15 0.10% N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.

176 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2023, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2023 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2023, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2023 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown
Fund Amount
Bond Index $ 306,744
International Index 254,829
Mid Cap Index 616,164
S&P 500 Index 1,844,091
Small Cap Index 190,929
Fund Amount
S&P 500 Index $ 812,158
Small Cap Index 89,100
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Bond Index $ – $ – $ –
International Index – – –
Mid Cap Index – – –
S&P 500 Index – – –
Small Cap Index – 121,655 28,227
Bond Index
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2023
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 38,300 — — — 88 (588) 37,800 1,344 —
(a) Amortization is included in Dividend/Interest Income.

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 177
on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2023, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
Securities
Sold Short
Covers on
Securities Sold
Short
Bond Index $ 869,881,268 $ 571,404,548 $ 98,210,472 $ 98,211,101
International Index 62,130,665 167,415,754 N/A N/A
Mid Cap Index 95,106,760 144,917,692 N/A N/A
S&P 500 Index 69,397,216 35,707,474 N/A N/A
Small Cap Index 48,269,691 57,097,119 N/A N/A
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 220,663,739 $ 84,306,689

178 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is

Index Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 179
a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,495,276,276 $ 3,359,317 $ (227,189,187) $ (223,829,870)
International Index 976,474,806 490,087,647 (74,351,702) 415,735,945
Mid Cap Index 806,945,063 406,945,912 (55,751,454) 351,194,458
S&P 500 Index 1,018,982,187 2,020,144,962 (21,787,255) 1,998,357,707
Small Cap Index 322,272,573 110,078,680 (44,797,464) 65,281,216

180 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Index Funds
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Index Funds - June 30, 2023 (Unaudited) - Supplemental Information - 181
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

182 - Management Information - June 30, 2023 (Unaudited) - Index Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

Index Funds - June 30, 2023 (Unaudited) - Management Information - 183
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

184 - Management Information - June 30, 2023 (Unaudited) - Index Funds
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

Index Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 185
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

186 - Market Index Definitions - June 30, 2023 (Unaudited) - Index Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

Index Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 187
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

188 - Market Index Definitions - June 30, 2023 (Unaudited) - Index Funds
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

Index Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 189
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Short Term Bond Fund
(formerly, NVIT Short Term Bond Fund)

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Example 13
Statements of Investments 16
Statements of Assets and Liabilities 88
Statements of Operations 96
Statements of Changes in Net Assets 100
Financial Highlights 114
Notes to Financial Statements 122
Supplemental Information 153
Management Information 155
Market Index Definitions 158

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 63.0%
Collateralized Mortgage Obligations 12.8%
Asset-Backed Securities 7.9%
Commercial Mortgage-Backed Securities 7.8%
Repurchase Agreements 5.3%
Convertible Bond 0.8%
Loan Participations 0.6%
Convertible Preferred Stock 0.4%
Foreign Government Security 0.4%
Common Stocks 0.2%
Futures Contracts 0.1%
Warrant
†
0.0%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps (0.6)%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Banks 15.2%
Consumer Finance 6.1%
Capital Markets 5.6%
Financial Services 4.7%
Oil, Gas & Consumable Fuels 4.7%
Passenger Airlines 4.0%
Insurance 4.0%
Electric Utilities 2.5%
Chemicals 2.2%
Media 1.9%
Other Industries
#
49.1%
100.0%
Top Holdings
2
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.5%
FHLMC Structured Agency Credit Risk Debt Notes,
8.42%, 6/25/2043 1.5%
FHLMC STACR Trust, 16.15%, 10/25/2048 1.5%
Oaktown Re III Ltd., 9.50%, 7/25/2029 1.5%
Enel Finance International NV, 5.00%, 6/15/2032 1.4%
Northern Trust Corp., 6.13%, 11/2/2032 1.3%
UniCredit SpA, 5.86%, 6/19/2032 1.2%
Eagle RE Ltd., 9.32%, 4/25/2034 1.2%
Ford Motor Credit Co. LLC, 2.90%, 2/10/2029 1.1%
SLG Office Trust, 2.85%, 7/15/2041 1.1%
Other Holdings
#
86.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 47.9%
Mortgage-Backed Securities 26.0%
U.S. Treasury Obligations 14.1%
Asset-Backed Securities 7.6%
Repurchase Agreements 2.5%
Collateralized Mortgage Obligations 1.1%
Foreign Government Securities 0.8%
Commercial Mortgage-Backed Securities 0.8%
Municipal Bonds 0.4%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 6.6%
Banks 6.3%
Consumer Finance 2.8%
Capital Markets 2.8%
Electric Utilities 2.6%
Media 1.7%
Insurance 1.7%
Diversified Telecommunication Services 1.6%
Aerospace & Defense 1.6%
Chemicals 1.5%
Other Industries
#
70.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.88%, 9/30/2026 3.3%
U.S. Treasury Bonds, 1.75%, 8/15/2041 1.7%
U.S. Treasury Bonds, 2.38%, 5/15/2051 1.3%
U.S. Treasury Bonds, 3.13%, 8/15/2044 1.2%
FNMA UMBS, 2.50%, 3/1/2036 0.9%
FHLMC UMBS, 4.50%, 6/1/2052 0.9%
U.S. Treasury Notes, 4.00%, 2/29/2028 0.9%
FNMA UMBS, 4.50%, 7/1/2052 0.9%
U.S. Treasury Bonds, 2.25%, 5/15/2041 0.8%
U.S. Treasury Notes, 3.63%, 3/31/2030 0.8%
Other Holdings
#
87.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
U.S. Treasury Obligations 31.4%
Corporate Bonds 28.3%
Mortgage-Backed Securities 26.4%
Asset-Backed Securities 7.6%
Commercial Mortgage-Backed Securities 1.4%
Repurchase Agreements 1.0%
Collateralized Mortgage Obligations 0.9%
Municipal Bonds 0.9%
U.S. Government Agency Security 0.8%
Credit Default Swaps
†
(0.0)%
Futures Contracts (0.2)%
Other assets in excess of liabilities 1.5%
100.0%
Top Industries
2
Electric Utilities 5.6%
Banks 4.0%
Capital Markets 2.3%
Oil, Gas & Consumable Fuels 1.9%
Biotechnology 1.0%
Ground Transportation 0.9%
Aerospace & Defense 0.8%
Beverages 0.8%
Insurance 0.7%
Specialty Retail 0.7%
Other Industries
#
81.3%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.38%, 2/15/2042 2.6%
FHLMC UMBS, 2.00%, 3/1/2052 2.6%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.4%
U.S. Treasury Notes, 3.63%, 5/15/2026 2.0%
FNMA UMBS, 2.50%, 2/1/2052 1.7%
U.S. Treasury Notes, 1.00%, 12/15/2024 1.7%
FHLMC UMBS, 4.00%, 8/1/2052 1.7%
U.S. Treasury Notes, 3.63%, 5/31/2028 1.6%
FHLMC UMBS, 5.00%, 1/1/2053 1.5%
U.S. Treasury Notes, 4.25%, 12/31/2024 1.5%
Other Holdings
#
80.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset Allocation
1
Mortgage-Backed Securities 21.3%
U.S. Treasury Obligations 20.3%
Collateralized Mortgage Obligations 17.0%
Asset-Backed Securities 16.4%
Corporate Bonds 13.2%
Commercial Mortgage-Backed Securities 6.5%
Investment Company 2.1%
Foreign Government Securities 0.2%
Short-Term Investment 0.2%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Banks 1.9%
Oil, Gas & Consumable Fuels 1.5%
Electric Utilities 0.8%
Hotels, Restaurants & Leisure 0.8%
Health Care Providers & Services 0.6%
Media 0.6%
Capital Markets 0.5%
Insurance 0.5%
Consumer Finance 0.4%
Diversified Telecommunication Services 0.3%
Other Industries 92.1%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 3.63%, 5/15/2053 8.2%
U.S. Treasury Bonds, 3.63%, 2/15/2053 5.9%
FNMA, 2.08%, 10/1/2033 2.7%
FHLMC Pool, 4.09%, 9/1/2032 2.1%
DoubleLine Floating Rate Fund, Class I, 251.54% 2.1%
GNMA, 3.50%, 5/20/2051 2.1%
FNMA UMBS, 4.00%, 10/1/2052 1.8%
FNMA UMBS, 2.50%, 11/1/2050 1.4%
FNMA UMBS, 3.00%, 8/1/2050 1.4%
FNMA UMBS, 3.50%, 11/1/2050 1.3%
Other Holdings 71.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Federated High Income Bond Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Corporate Bonds 96.0%
Common Stocks 0.2%
Rights
†
0.0%
Other assets in excess of liabilities 3.8%
100.0%
Top Industries
2
Technology 9.9%
Cable Satellite 8.1%
Insurance - P&C 8.0%
Automotive 6.5%
Midstream 6.4%
Media Entertainment 5.6%
Healthcare 5.4%
Packaging 5.2%
Gaming 4.8%
Independent Energy 4.6%
Other Industries 35.5%
100.0%
Top Holdings
2
Clarios Global LP, 8.50%, 5/15/2027 1.2%
HUB International Ltd., 7.00%, 5/1/2026 1.2%
TransDigm, Inc., 5.50%, 11/15/2027 1.1%
Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/2030 1.0%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
NFP Corp., 6.88%, 8/15/2028 1.0%
Trivium Packaging Finance BV, 8.50%, 8/15/2027 0.9%
Medline Borrower LP, 5.25%, 10/1/2029 0.9%
BroadStreet Partners, Inc., 5.88%, 4/15/2029 0.9%
Garda World Security Corp., 9.50%, 11/1/2027 0.8%
Other Holdings 90.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 39.4%
U.S. Government Agency Securities 22.1%
U.S. Treasury Obligations 20.0%
Corporate Bonds 10.6%
Collateralized Mortgage Obligations 5.4%
Asset-Backed Securities 2.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.63%, 5/15/2026 6.5%
Tennessee Valley Authority, 7.13%, 5/1/2030 6.3%
Private Export Funding Corp., 3.25%, 6/15/2025 3.5%
U.S. Treasury Bonds, 2.25%, 8/15/2046 3.5%
FFCB, 2.38%, 3/16/2032 3.4%
FFCB, 3.14%, 7/2/2026 3.4%
Private Export Funding Corp., 1.40%, 7/15/2028 3.4%
U.S. Treasury Bonds, 2.50%, 2/15/2045 3.3%
U.S. Treasury Notes, 1.25%, 5/31/2028 3.2%
FFCB, 4.38%, 6/23/2026 3.1%
Other Holdings 60.4%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Government Money Market Fund - June 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Repurchase Agreements 52.3%
U.S. Government Agency Securities 27.5%
U.S. Treasury Obligations 22.8%
Liabilities in excess of other assets (2.6)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 3.69%, 8/1/2023 4.6%
U.S. Treasury Bills, 5.14%, 7/5/2023 3.3%
U.S. Treasury Bills, 5.28%, 7/13/2023 2.9%
U.S. Treasury Bills, 5.02%, 7/18/2023 2.8%
FHLB, 5.08%, 8/7/2023 2.0%
FHLB, 5.07%, 8/25/2023 1.6%
FHLB, 5.10%, 10/23/2023 1.6%
FHLB, 5.08%, 8/23/2023 1.6%
FHLB, 5.15%, 7/14/2023 1.6%
FHLB, 5.09%, 9/25/2023 1.6%
Other Holdings
#
76.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

12 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 52.3%
Asset-Backed Securities 22.5%
U.S. Treasury Obligations 20.3%
Repurchase Agreements 4.4%
Mortgage-Backed Securities 1.8%
Collateralized Mortgage Obligations 1.3%
Commercial Mortgage-Backed Securities 1.0%
Futures Contracts 0.1%
Liabilities in excess of other assets (3.7)%
100.0%
Top Industries
2
Banks 12.1%
Insurance 4.1%
Capital Markets 3.3%
Electric Utilities 3.1%
Consumer Finance 3.1%
Oil, Gas & Consumable Fuels 2.1%
Pharmaceuticals 1.6%
Health Care Providers & Services 1.6%
Financial Services 1.5%
Multi-Utilities 1.4%
Other Industries
#
66.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.88%, 4/30/2025 6.8%
U.S. Treasury Notes, 0.38%, 8/15/2024 3.5%
U.S. Treasury Notes, 4.50%, 11/30/2024 2.8%
U.S. Treasury Notes, 3.00%, 6/30/2024 2.4%
U.S. Treasury Notes, 4.63%, 6/30/2025 1.9%
U.S. Treasury Notes, 3.63%, 5/31/2028 1.3%
Tricon American Homes Trust, 2.93%, 1/17/2036 0.9%
U.S. Treasury Notes, 3.50%, 4/30/2028 0.9%
JPMorgan Chase & Co., 0.65%, 9/16/2024 0.8%
Royalty Pharma plc, 0.75%, 9/2/2023 0.8%
Other Holdings
#
77.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

Fixed Income Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 13
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,030.20 4.08 0.81
Hypothetical
(b)(c)
1,000.00 1,020.78 4.06 0.81
NVIT BNY Mellon Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,029.30 3.17 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class II Shares
Actual
(b)
1,000.00 1,028.90 4.43 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class P Shares
Actual
(b)
1,000.00 1,029.20 3.67 0.73
Hypothetical
(b)(c)
1,000.00 1,021.17 3.66 0.73
Class Y Shares
Actual
(b)
1,000.00 1,030.20 2.42 0.48
Hypothetical
(b)(c)
1,000.00 1,022.41 2.41 0.48

14 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,017.80 2.95 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class II Shares
Actual
(b)
1,000.00 1,016.80 4.20 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class Y Shares
Actual
(b)
1,000.00 1,019.00 2.20 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 1,029.30 2.87 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
Class II Shares
Actual
(b)
1,000.00 1,027.60 4.93 0.98
Hypothetical
(b)(c)
1,000.00 1,019.93 4.91 0.98
Class Y Shares
Actual
(b)
1,000.00 1,028.80 2.92 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,053.30 4.63 0.91
Hypothetical
(b)(c)
1,000.00 1,020.28 4.56 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,020.40 3.51 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class II Shares
Actual
(b)
1,000.00 1,019.40 4.76 0.95
Hypothetical
(b)(c)
1,000.00 1,020.08 4.76 0.95
Class IV Shares
Actual
(b)
1,000.00 1,020.50 3.51 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class Y Shares
Actual
(b)
1,000.00 1,023.70 2.81 0.56
Hypothetical
(b)(c)
1,000.00 1,022.02 2.81 0.56

Fixed Income Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,021.80 2.26 0.45
Hypothetical
(b)(c)
1,000.00 1,022.56 2.26 0.45
Class II Shares
Actual
(b)
1,000.00 1,020.60 3.51 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class IV Shares
Actual
(b)
1,000.00 1,021.80 2.26 0.45
Hypothetical
(b)(c)
1,000.00 1,022.56 2.26 0.45
Class V Shares
Actual
(b)
1,000.00 1,022.10 1.96 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Class Y Shares
Actual
(b)
1,000.00 1,022.60 1.50 0.30
Hypothetical
(b)(c)
1,000.00 1,023.31 1.51 0.30
NVIT Loomis Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,016.90 2.70 0.54
Hypothetical
(b)(c)
1,000.00 1,022.12 2.71 0.54
Class II Shares
Actual
(b)
1,000.00 1,015.90 3.95 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
Class Y Shares
Actual
(b)
1,000.00 1,018.00 1.95 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 7.9%
Principal
Amount ($) Value ($)
Airlines 1.0%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 286,500 249,398
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,148,460 1,772,480
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 244,545 233,406
2,255,284
Automobiles 1.9%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 551,540
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 451,367
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,442,241
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 873,388
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,039,814
4,358,350
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,126,039
Financial Services 0.0%
†
CWABS Asset-Backed
Certificates Trust, Series
2007-4, Class A2, 4.45%,
4/25/2047(b) 1 3,991
Other 4.5%
AMSR Trust
Series 2022-SFR3, Class
E1, 4.00%, 10/17/2039(a) 900,000 777,760
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 8.59%,
11/15/2036(a)(b) 1,500,000 1,386,041
MF1 Ltd., Series 2021-
FL7, Class D, 7.71%,
10/16/2036(a)(b) 1,435,000 1,315,937
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,794,388
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,393,975
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 641,135
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
7.43%, 2/20/2030(a)(b) 650,000 621,058
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 130,090 124,314
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 911,513
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,279,645
10,245,766
Total Asset-Backed Securities
(cost $19,943,554)
17,989,430
Collateralized Mortgage Obligations 12.8%
Bellemeade RE Ltd., Series
2021-3A, Class B1, 8.92%,
9/25/2031(a)(b) 2,100,000 2,014,473
Connecticut Avenue Securities
Trust, Series 2023-R03,
Class 2M1, 7.57%,
4/25/2043(a)(b) 1,003,899 1,012,912
Eagle RE Ltd., Series 2021-
2, Class M2, 9.32%,
4/25/2034(a)(b) 2,690,000 2,724,922
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 629,717 434,275
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class
B2, 10.72%, 12/25/2050(a)
(b) 2,115,000 2,082,603
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 16.15%, 10/25/2048(a)
(b) 2,800,000 3,327,523
Series 2019-DNA3, Class
B2, 13.30%, 7/25/2049(a)(b) 1,360,000 1,462,673
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2023-DNA2, Class
M1A, 7.17%, 4/25/2043(a)
(b) 1,181,744 1,185,022
Series 2023-HQA2, Class
M1B, 8.42%, 6/25/2043(a)
(b) 3,360,000 3,393,600
Series 2020-HQA5, Class
B2, 12.47%, 11/25/2050(a)
(b) 1,140,000 1,218,137
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 85,734,602 861,136

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,945,112 339,977
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 983,906 164,448
Home RE Ltd., Series 2020-
1, Class B1, 12.15%,
10/25/2030(a)(b) 300,000 306,643
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 28,858,006 298,380
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 53,491,257 323,938
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 48,222,148 275,604
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.50%, 7/25/2029(a)(b) 3,270,000 3,317,408
Oaktown Re VII Ltd., Series
2021-2, Class B1, 9.47%,
4/25/2034(a)(b) 1,390,000 1,316,304
STACR Trust, Series 2018-
HRP2, Class B2, 15.65%,
2/25/2047(a)(b) 2,000,000 2,222,881
Triangle Re Ltd., Series
2021-3, Class B1, 10.02%,
2/25/2034(a)(b) 910,000 873,113
Total Collateralized Mortgage Obligations
(cost $28,068,545)
29,155,972
Commercial Mortgage-Backed Securities 7.8%
BX Trust, Series 2021-
ARIA, Class D, 7.09%,
10/15/2036(a)(b) 1,700,000 1,623,225
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 1,930,236
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 8.82%, 1/25/2051(a)(b) 1,275,000 1,148,365
Series 2021-MN3, Class
M2, 9.07%, 11/25/2051(a)
(b) 1,615,000 1,465,012
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
7.29%, 10/15/2036(a)(b) 700,000 629,040
Series 2021-IP, Class E,
8.74%, 10/15/2036(a)(b) 300,000 266,819
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.48%,
6/15/2049(a)(b) 2,500,000 1,230,467
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Med Trust, Series 2021-
MDLN, Class F, 9.19%,
11/15/2038(a)(b) 1,084,794 1,023,570
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.34%, 4/15/2048(a)(b) 2,000,000 1,437,037
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,172,828
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 499,629
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.90%, 10/25/2049(a)(b) 2,136,000 2,024,637
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,429,406
Total Commercial Mortgage-Backed
Securities
(cost $22,173,416) 17,880,271
Common Stocks 0.2%
Shares
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Passenger Airlines 0 .2%
Grupo Aeromexico SAB de
CV *^∞(c) 43,743 408,885
Total Common Stocks
(cost $729,291)
408,885
Convertible Bond 0.8%
Principal
Amount ($)
Passenger Airlines 0.8%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,895,135
Total Convertible Bond
(cost $1,424,487)
1,895,135
Convertible Preferred Stock 0.4%
Banks 0.4%
Wells Fargo & Co., 7.50%, 902 1,039,104
Total Convertible Preferred
Stock
(cost $1,268,738) 1,039,104

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds 63.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.4%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,036,205
Air Freight & Logistics 0.3%
Rand Parent LLC ,
8.50%, 2/15/2030(a)(c) 850,000 769,550
Western Global Airlines LLC ,
10.38%, 8/15/2025(a) 1,530,000 7,650
777,200
Automobile Components 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(c) 1,247,000 1,135,972
Automobiles 1.0%
Hyundai Capital America ,
5.68%, 6/26/2028(a) 2,300,000 2,281,590
Banks 15.1%
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(c)(d) 1,270,000 1,258,197
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(c)(d) 2,695,000 2,322,298
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 1,845,000 1,921,763
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(c)(d) 1,155,000 1,117,051
CaixaBank SA ,
(SOFR + 2.70%), 6.21%,
1/18/2029(a)(d) 810,000 807,987
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 1,110,000 1,119,671
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d) 989,000 791,798
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a)(c) 1,200,000 1,198,586
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(c)(d) 1,820,000 1,920,797
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e) 2,408,000 1,602,047
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(d) 1,380,000 1,449,514
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(d) 955,000 951,415
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 9/27/2029(d)(e) 1,000,000 913,650
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(c)(d) 855,000 799,768
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(d) 1,407,000 1,526,417
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(c)(d) 1,815,000 1,392,507
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(e) 940,000 695,506
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(c)(d) 535,000 513,044
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d) 2,300,000 2,141,124
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
6.69%, 1/10/2034(a)(d) 200,000 203,613
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(d) 1,255,000 837,168
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.58%),
0.00%, 7/6/2034(a)(d) 1,020,000 1,020,759
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(c)(d) 2,350,000 2,147,537

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d) 3,000,000 2,727,517
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(d) 1,240,000 1,123,411
(SOFR + 2.09%), 5.85%,
10/21/2033(c)(d) 1,995,000 1,997,652
34,500,797
Building Products 0.1%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 335,000 260,829
Capital Markets 5.5%
Charles Schwab Corp. (The) ,
(SOFR + 2.50%), 5.85%,
5/19/2034(c)(d) 700,000 710,420
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(c)(d) 1,310,000 1,239,516
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 510,000 503,391
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 3,550,000 3,501,370
Northern Trust Corp. ,
6.13%, 11/2/2032(c) 2,870,000 2,975,452
State Street Corp. ,
(SOFR + 1.89%), 5.16%,
5/18/2034(c)(d) 1,815,000 1,804,139
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(d) 1,890,000 1,880,077
12,614,365
Chemicals 2.2%
Albemarle Corp. ,
5.05%, 6/1/2032(c) 730,000 706,789
5.65%, 6/1/2052(c) 1,016,000 966,795
Celanese US Holdings LLC ,
6.38%, 7/15/2032(c) 1,554,000 1,567,478
OCI NV ,
6.70%, 3/16/2033(a) 1,765,000 1,725,564
4,966,626
Consumer Finance 6.0%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 891,727
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d) 1,040,000 1,027,004
8.00%, 11/1/2031 1,219,000 1,265,469
Avation Capital SA ,
6.50%, 10/31/2026(a)(f) 2,083,147 1,806,410
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,485,000 1,469,054
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(c)(d) 480,000 457,956
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 1,260,000 1,250,972
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(c) 3,000,000 2,482,551
7.35%, 3/6/2030(c) 200,000 204,248
3.63%, 6/17/2031 600,000 491,775
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033 2,340,000 2,378,471
13,725,637
Diversified REITs 0.6%
Uniti Group LP ,
6.00%, 1/15/2030(a) 2,200,000 1,490,500
Diversified Telecommunication Services 1.4%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 142,580
5.13%, 7/15/2029(a) 1,785,000 1,267,124
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 787,511
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 941,943
3,139,158
Electric Utilities 2.5%
Duke Energy Corp. ,
5.00%, 8/15/2052(c) 2,080,000 1,901,405
Enel Finance International NV ,
5.00%, 6/15/2032(a)(c) 3,260,000 3,081,665
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 692,132
5,675,202
Electrical Equipment 0.9%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 946,817
Regal Rexnord Corp. ,
6.30%, 2/15/2030(a)(c) 1,030,000 1,026,951
1,973,768
Financial Services 4.7%
Alamo Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.18%), 9.28%,
6/7/2024(a)(d) 450,000 442,755
Series A, (T-BILL 1MO
+ 8.50%), 13.69%,
6/7/2026(a)(d) 450,000 441,090
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.25%),
10.46%, 6/8/2026(a)(d) 450,000 448,155

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Aquila Re I Ltd.,
Series C-1, (3 Month
Treasury Bill Rate + 9.25%),
14.46%, 6/8/2026(a)(d) 450,000 451,350
Atlas Capital DAC ,
Series A, (SOFR + 7.25%),
12.33%, 6/5/2026(a)(d) 450,000 453,600
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.90%), 12.11%,
6/9/2025(a)(d) 450,000 447,345
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 6.50%), 11.79%,
4/28/2026(a)(d) 450,000 453,600
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.75%), 11.90%,
6/7/2026(a)(d) 450,000 444,465
Easton Re Pte. Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.53%), 9.72%,
1/8/2024(a)(d) 400,000 395,560
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 11.77%,
1/7/2026(a)(d) 450,000 454,770
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.00%), 18.19%,
2/24/2026(a)(d) 450,000 464,850
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.50%), 9.50%,
4/8/2026(a)(d) 450,000 456,750
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 16.19%,
3/31/2026(a)(d) 400,000 411,200
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.75%), 4.75%,
4/9/2026(a)(d) 450,000 452,115
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.51%, 6/1/2026(a)(d) 450,000 446,625
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.77%, 1/8/2026(a)(d) 450,000 475,200
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.60%),
16.87%, 1/8/2025(a)(d) 450,000 416,655
Series A, (3 Month Treasury
Bill Rate + 9.25%), 14.52%,
1/8/2026(a)(d) 450,000 445,140
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 12.60%,
12/8/2025(a)(d) 450,000 451,035
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.76%,
4/7/2026(a)(d) 450,000 420,345
Series A, (3 Month Treasury
Bill Rate + 8.00%), 13.14%,
6/5/2026(a)(d) 450,000 448,920
(3 Month Treasury Bill
Rate + 5.75%), 11.01%,
4/7/2027(a)(d) 450,000 443,250
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.38%), 13.22%,
1/8/2025(a)(d) 450,000 430,110
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
10.83%, 12/6/2025(a)(d) 450,000 453,240
10,648,125
Food Products 1.6%
JBS USA LUX SA ,
5.75%, 4/1/2033(a)(c) 645,000 606,270
6.50%, 12/1/2052(a) 1,285,000 1,217,796
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 1,756,581
3,580,647
Gas Utilities 0.8%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a)(c) 1,770,000 1,783,739
Ground Transportation 0.3%
Penske Truck Leasing Co. LP ,
6.20%, 6/15/2030(a) 580,000 583,030
Health Care Providers & Services 0.7%
CVS Health Corp. ,
5.25%, 1/30/2031(c) 125,000 124,607
5.25%, 2/21/2033(c) 1,505,000 1,499,155
1,623,762
Hotels, Restaurants & Leisure 1.2%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 704,993
Grupo Posadas SAB de CV ,
5.00%, 12/30/2027(a)(c)
(g)(f) 1,529,690 1,310,031
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a)(c) 910,000 832,650
2,847,674

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 3.9%
Bonanza RE Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.25%), 13.58%,
1/8/2026(a)(d) 450,000 445,545
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 2,010,000 1,767,393
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.00%), 9.00%,
4/7/2026(a)(d) 400,000 390,600
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 16.25%), 21.39%,
3/11/2026(a)(d) 800,000 806,400
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.00%), 17.24%,
6/6/2025(a)(d) 400,000 395,520
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 817,252
Merna Reinsurance II Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.75%), 13.02%,
7/7/2026(a)(d) 400,000 396,960
Series B, (3 Month Treasury
Bill Rate + 10.25%),
15.52%, 7/7/2026(a)(d) 450,000 458,550
Metropolitan Life Global
Funding I ,
5.15%, 3/28/2033(a) 1,145,000 1,132,404
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(d) 170,000 165,112
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 8.24%), 13.45%,
12/6/2024(a)(d) 416,000 395,824
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 10.47%,
6/8/2026(a)(d) 450,000 449,550
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.25%), 17.45%,
2/27/2026(a)(d) 450,000 472,770
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.00%), 10.14%,
6/5/2026(a)(d) 450,000 455,220
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 2.00%,
1/6/2026(a)(d) 450,000 440,325
8,989,425
Media 1.3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 2,930,000 2,168,131
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 622,912
5.00%, 11/15/2031(a) 300,000 139,712
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(h) 693,000 17,440
2,948,195
Metals & Mining 0.1%
TMS International Corp. ,
6.25%, 4/15/2029(a)(c) 346,000 290,640
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(c)(d) 1,330,000 1,057,350
Office REITs 1.0%
Corporate Office Properties
LP ,
2.90%, 12/1/2033 3,150,000 2,179,648
Highwoods Realty LP ,
3.05%, 2/15/2030 79,000 61,318
2.60%, 2/1/2031(c) 83,000 60,825
2,301,791
Oil, Gas & Consumable Fuels 4.6%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,005,711
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 840,000 849,492
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 1,173,000 994,612
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 673,598
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,072,528
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,116,091 1,429,245
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 481,000 439,516
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,556,446

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
SCC Power plc ,
4.00%, 12/31/2028(a)(f) 1,883,564 637,063
0.00%, 5/17/2032(a)(f) 1,020,263 95,395
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 840,549
10,594,155
Passenger Airlines 3.0%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(f) 2,144,849 1,705,185
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(c) 345,000 334,988
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,116,485
Spirit Loyalty Cayman Ltd. ,
8.00%, 9/20/2025(a) 975,000 982,288
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(c) 810,000 727,744
6.38%, 2/1/2030(a)(c) 1,192,000 959,837
6,826,527
Pharmaceuticals 0.0%
†
Tricida, Inc. ,
3.50%, 5/15/2027 2,520,000 0
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030(c) 1,160,000 874,831
Residential REITs 1.0%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,245,073
Semiconductors & Semiconductor Equipment 0.3%
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 657,391
Specialty Retail 0 .3%
AutoNation, Inc. ,
3.85%, 3/1/2032(c) 808,000 685,494
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
5.05%, 7/15/2033 1,770,000 1,737,961
Total Corporate Bonds
(cost $159,991,554)
143,853,659
Foreign Government Security 0.4%
SERBIA 0.4%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 817,672
Total Foreign Government Security
(cost $1,399,786)
817,672
Loan Participations 0.6%
Principal
Amount ($) Value ($)
Media 0.6%
Radiate Holdco LLC, Term
Loan B, (ICE LIBOR USD
1 Month + 3.25%), 8.48%,
9/25/2026 (d) 1,659,725 1,380,344
0
Oil & Gas Services 0.0%
†
ProFrac Holdings II LLC, Term
Loan, (SOFR + 7.25%),
12.42%, 3/4/2025 (d) 74,067 74,067
0
Total Loan Participations
(cost $1,732,501) 1,454,411
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 14,446
Total Warrants (cost $0) 14,446
Repurchase Agreements 5.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $9,065,480,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$9,242,884. (i)(j) 9,061,651 9,061,651
Pershing LLC
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,270,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$3,060,000. (i)(j) 3,000,000 3,000,00 0
Total Repurchase Agreements
(cost $12,061,651)
12,061,651
Total Investments
(cost $248,793,523) — 99.2%
226,570,636
Other assets in excess of
liabilities — 0.8% 1,885,805
NET ASSETS — 100.0%
$ 228,456,441

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$143,606,658 which represents 62.86% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $30,437,839, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,061,651 and by $19,413,195 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 7.63%, and maturity dates ranging
from 7/15/2023 – 11/15/2052, a total value of $31,474,846.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2023. The
maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(h) Security in default.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $12,061,651.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.27 USD 81,350,000 (1,344,682) (1,110,951) (2,455,633)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.66 USD 27,000,000 (247,279) (168,803) (416,082)
(1,591,961) (1,279,754) (2,871,715)
As of June 30, 2023, the Fund had $4,871,816 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Amundi Multi Sector Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Forward Foreign Currency Contracts outstanding as of June 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 3,829,631 EUR 3,505,000 JPMorgan Chase Bank 7/24/2023 1,142
USD 709,358 GBP 556,988 JPMorgan Chase Bank 7/24/2023 1,882
Total unrealized appreciation 3,024
EUR 1,844,695 USD 2,022,614 Morgan Stanley Co., Inc. 7/24/2023 (7,665)
USD 93,561 MXN 1,629,000 HSBC Bank PLC 9/29/2023 (42)
USD 408,895 MXN 7,118,683 JPMorgan Chase Bank 9/29/2023 (144)
Total unrealized depreciation (7,851)
Net unrealized depreciation (4,827)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 82 9/2023 USD 16,674,188 (203,907)
U.S. Treasury 5 Year Note 57 9/2023 USD 6,104,344 (94,900)
U.S. Treasury Long Bond 35 9/2023 USD 4,441,719 2,869
Total long contracts (295,938)
Short Contracts
Euro-Bobl (16) 9/2023 EUR (2,020,204) 27,891
Euro-Bund (29) 9/2023 EUR (4,232,176) 44,867
U.S. Treasury 10 Year Note (64) 9/2023 USD (7,185,000) 112,687
U.S. Treasury 10 Year Ultra Note (491) 9/2023 USD (58,152,813) 488,260
U.S. Treasury Ultra Bond (52) 9/2023 USD (7,083,375) (93,350)
Total short contracts 580,355
Net contracts 284,417
As of June 30, 2023, the Fund had $2,041,462 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 7.6%
Principal
Amount ($) Value ($)
Automobiles 1.1%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 570,959 567,826
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,775,545
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,301,420
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 480,752 479,772
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,609,984
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,008,445
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,179,527
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,751,000 1,733,127
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 2,018,000 2,015,316
19,670,962
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 726,061 719,305
Other 5.9%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.36%, 4/21/2035(a)(b) 8,660,000 8,470,744
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.77%,
4/15/2034(a)(b) 5,600,000 5,475,316
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,457,232
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,123,210 3,588,240
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,308,924
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 6.81%,
10/15/2033(a)(b) 7,250,000 7,043,796
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 533,645 510,488
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 639,442 635,627
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
6.49%, 7/17/2031(a)(b) 6,213,000 6,095,475
MF1 Ltd.
Series 2021-FL7, Class AS,
6.61%, 10/16/2036(a)(b) 6,378,500 6,131,262
Series 2022-FL8, Class A,
6.42%, 2/19/2037(a)(b) 4,332,500 4,220,923
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
6.29%, 4/14/2035(a)(b) 12,721,428 12,453,909
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,190,205
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 302,895 300,065
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,792,591
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 1,679,498 1,585,056
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,479,184
Stratus CLO Ltd., Series
2021-3A, Class A, 6.20%,
12/29/2029(a)(b) 4,923,788 4,882,049
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,105,537 2,722,949
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,120,667 2,675,401
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.43%,
7/21/2034(a)(b) 1,450,000 1,429,876
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 746,924 730,2 68
Voya CLO Ltd., Series
2019-2A, Class A, 6.52%,
7/20/2032(a)(b) 14,600,000 14,446,758
107,626,338
Passenger Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 37,675 35,959

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 5,652,289 4,777,058
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 5,569,880 4,780,575
9,557,633
Total Asset-Backed Securities
(cost $145,688,743)
137,610,197
Collateralized Mortgage Obligations 1.1%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 523,323 495,105
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 812,711 747,151
GNMA REMICS, Series
2023-19, Class WB, 5.70%,
11/20/2051(b) 2,588,986 2,639,662
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 2,162,232 2,128,772
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,122,790 991,249
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 8,268,994 6,858,207
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,379,138 1,900,402
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,771,480 1,615,512
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 316,260 302,330
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,940,421 2,452,309
Total Collateralized Mortgage Obligations
(cost $22,849,853)
20,130,699
Commercial Mortgage-Backed Securities 0.8%
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,228,431
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,605,498
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,552,790
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,413,145
Total Commercial Mortgage-Backed
Securities
(cost $15,608,098) 13,799,864
Corporate Bonds 47.9%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,228,342
3.63%, 2/1/2031 10,130,000 9,123,683
5.71%, 5/1/2040 1,560,000 1,556,111
5.81%, 5/1/2050(d) 3,910,000 3,895,732
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,159,578
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 3,620,000 3,539,471
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 701,554
6.38%, 6/15/2026(d) 500,000 493,503
7.50%, 3/15/2027(d) 425,000 425,604
5.50%, 11/15/2027(d) 610,000 575,352
6.75%, 8/15/2028(a) 863,000 866,271
28,565,201
Automobiles 0.7%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 276,773
5.29%, 12/8/2046 360,000 296,421
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 3,994,077
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,215,409
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,337,722
3.75%, 5/13/2030(a) 4,385,000 3,954,644
13,075,046
Banks 6.3%
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,143,000
2.75%, 12/3/2030 4,400,000 3,448,335
Bank of America Corp. ,
Series JJ, (CME Term
SOFR 3 Month + 3.55%),
5.12%, 6/20/2024(e)(f) 1,870,000 1,814,461
Series X, (CME Term SOFR
3 Month + 3.97%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,224,500
4.45%, 3/3/2026 4,155,000 4,038,355

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
Series FF, (CME Term
SOFR 3 Month + 3.19%),
5.87%, 3/15/2028(e)(f) 1,000,000 916,250
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(f) 3,125,000 2,928,929
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,866,066
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,864,742
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 4,114,800
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(e)(f) 1,290,000 920,738
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,156,532
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 644,175
(CME Term SOFR 3
Month + 1.16%), 3.35%,
4/24/2025(f) 5,475,000 5,352,186
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 717,150
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(f) 2,080,000 1,971,019
Citizens Financial Group, Inc. ,
Series B, (CME Term SOFR
3 Month + 3.26%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,311,756
Comerica, Inc. ,
3.70%, 7/31/2023 6,861,000 6,836,575
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 577,647
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,249,297
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 933,200
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 6,966,226
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,223,156
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,471,944
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
7.88%, 8/01/2023(e)(f) 1,430,000 1,410,337
Series FF, (CME Term
SOFR 3 Month + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,352,972
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,058,960
(CME Term SOFR 3
Month + 1.42%), 3.22%,
3/1/2025(f) 9,650,000 9,459,124
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 396,067
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,919,474
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 3,673,200
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,640,562
NatWest Group plc ,
4.60%, 6/28/2031(d)(e)(g) 1,890,000 1,308,825
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 1,280,000 1,266,091
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,318,408
Truist Financial Corp. ,
Series L, (ICE LIBOR USD
3 Month + 3.10%), 8.65%,
12/15/2024(e)(f) 760,000 744,831
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 545,750
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 562,250

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 742,000 742,305
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(f) 1,532,000 1,543,085
Wells Fargo & Co. ,
Series S, 5.90%,
6/15/2024(c)(e)(g) 1,290,000 1,272,263
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 632,034
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,175,334
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,574,055
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 2,970,851
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,755,888
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,718,033
114,731,738
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,680,993
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 7,232,385
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,412,954
2.88%, 5/1/2030(d) 6,555,000 5,686,283
2.25%, 8/1/2031(d) 2,625,000 2,145,094
20,157,709
Biotechnology 1.2%
AbbVie, Inc. ,
2.95%, 11/21/2026 12,930,000 12,079,780
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 1,021,033
2.80%, 8/15/2041 5,190,000 3,666,969
5.65%, 3/2/2053 2,441,000 2,472,013
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,809,382
21,049,177
Broadline Retail 0.4%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,808,165
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 2,885,000 2,570,852
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,033,514
7,412,531
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 1,046,000 953,177
2.72%, 2/15/2030 3,515,000 3,025,409
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,555,649
6,534,235
Capital Markets 2.8%
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(d)(f) 2,466,000 2,469,515
(SOFR + 3.65%), 7.08%,
2/10/2034(d)(f) 3,024,000 2,797,306
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 942,522
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,078,483
(CME Term SOFR 3
Month + 1.46%), 3.27%,
9/29/2025(d)(f) 2,200,000 2,125,582
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 484,151
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 819,380
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,715,701
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,440,945
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 5,258,558
Moody's Corp. ,
2.75%, 8/19/2041(d) 2,695,000 1,891,199
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,317,149
3.63%, 1/20/2027 4,000,000 3,798,038
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(f) 2,825,000 2,637,351
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 6,153,320
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,614,314
Nasdaq, Inc. ,
5.35%, 6/28/2028 1,398,000 1,400,017

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nasdaq, Inc.,
5.95%, 8/15/2053 366,000 374,744
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 1,276,000 1,165,705
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 732,618
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d)(f) 1,359,000 1,392,176
50,608,774
Chemicals 1.5%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,025,954
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a) 1,447,000 971,588
6.99%, 2/20/2032(a)(d) 3,628,000 2,350,172
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 2,574,000 2,211,236
5.88%, 1/31/2050(a)(d) 3,271,000 2,643,177
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 7,573,000 7,533,829
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a)(d) 1,769,000 1,404,339
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 394,655
4.38%, 9/18/2026 200,000 176,506
6.50%, 9/27/2028 400,000 357,166
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052(d) 5,312,000 3,418,109
Tronox, Inc. ,
4.63%, 3/15/2029(a)(d) 290,000 241,000
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,537,714
27,265,445
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a)(d) 590,000 579,160
6.25%, 1/15/2028(a)(d) 1,250,000 1,171,002
1,750,162
Construction Materials 0.1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.91%),
9.12%, 3/14/2028(a)(e)(f) 1,420,000 1,438,101
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 6,420,000 5,252,194
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,348,750
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.77%,
12/6/2024(d)(f) 6,065,000 5,966,972
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 742,500
Discover Financial Service s ,
Series C, (CME Term SOFR
3 Month + 3.34%), 5.50%,
10/30/2027(e)(f) 3,050,000 2,314,404
6.70%, 11/29/2032 1,606,000 1,654,554
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,870,272
2.30%, 2/10/2025 10,914,000 10,202,298
4.13%, 8/17/2027 7,453,000 6,805,667
5.11%, 5/3/2029 585,000 542,534
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,320,794
2.35%, 1/8/2031(d) 10,208,000 7,996,378
Synchrony Financial ,
2.88%, 10/28/2031(d) 5,103,000 3,710,642
51,727,959
Consumer Staples Distribution & Retail 0.3%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,475,570
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,722,320
3.15%, 12/14/2051 2,505,000 1,735,449
5,933,339
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 196,473
4.00%, 9/1/2029(a)(d) 3,043,000 2,410,037
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a)(d) 295,000 251,856
LABL, Inc. ,
5.88%, 11/1/2028(a)(d) 1,187,000 1,079,553
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,776,567
6.13%, 2/1/2028(a)(d) 271,000 269,002
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 563,131
10,546,619
Diversified REITs 0.3%
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,096,467

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Simon Property Group LP ,
5.85%, 3/8/2053 1,734,000 1,722,037
VICI Properties LP ,
3.50%, 2/15/2025(a) 3,660,000 3,497,138
6,315,642
Diversified Telecommunication Services 1.6%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 492,366
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 307,402
5.50%, 1/15/2028(a) 540,000 407,758
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,838,725
2.25%, 2/1/2032 4,105,000 3,260,599
3.50%, 6/1/2041(d) 1,420,000 1,090,112
3.50%, 9/15/2053(d) 12,145,000 8,597,636
3.65%, 9/15/2059 1,290,000 898,122
CCO Holdings LLC ,
5.50%, 5/1/2026(a)(d) 100,000 97,503
4.75%, 3/1/2030(a) 55,000 47,030
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 573,601
5.00%, 5/1/2028(a) 220,000 189,818
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 206,698
8.75%, 3/15/2032 265,000 320,281
Verizon Communications, Inc. ,
1.50%, 9/18/2030 6,085,000 4,808,981
2.65%, 11/20/2040 1,185,000 824,280
3.70%, 3/22/2061 5,420,000 3,941,533
Virgin Media Finance plc ,
5.00%, 7/15/2030(a)(d) 585,000 465,715
29,368,160
Electric Utilities 2.7%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 3,964,190 3,384,427
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,069,239
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 516,000 527,183
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,673,077
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,929,806
5.00%, 8/15/2052(d) 7,175,000 6,558,936
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,787,651
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(e)(f) 2,457,000 2,122,602
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 777,824
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.12%, 3/15/2033(a)(e)(f) 1,670,000 1,712,551
6.90%, 5/23/2053(a) 1,818,000 1,883,856
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,357,502
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,520,056
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,788,148
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031(d) 45,000 51,325
Series C, + 0.00%), 5.10%,
7/15/2047(c)(f) 450,000 403,661
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 385,834
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,667,711
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 1,988,222
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 490,000 382,516
3.88%, 2/15/2032(a)(d) 385,000 296,637
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,777,339
3.30%, 8/1/2040 1,410,000 949,935
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 1,966,012
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 236,492
48,198,542
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(d) 2,886,000 2,599,815
Entertainment 0.4%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 789,179
4.75%, 10/15/2027(a)(d) 385,000 359,012
Netflix, Inc. ,
5.88%, 11/15/2028(d) 1,862,000 1,923,077
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 4,095,000 3,949,726
7,020,994
Financial Services 0.9%
EDP Finance BV ,
6.30%, 10/11/2027(a) 653,000 669,417
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,266,159
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 2,653,000 2,585,181

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,313,127
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 1,061,025
Synchrony Bank ,
5.40%, 8/22/2025(d) 2,951,000 2,824,067
16,718,976
Food Products 0.9%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,671,653
J M Smucker Co. (The) ,
2.75%, 9/15/2041(d) 4,817,000 3,367,460
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045(d) 35,000 33,314
4.88%, 10/1/2049 5,265,000 4,804,133
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,156,193
16,032,753
Ground Transportation 0.3%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(f) 229,000 221,347
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,405,670
Ryder System, Inc. ,
5.25%, 6/1/2028 2,621,000 2,587,871
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,090,996
6,305,884
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023(d) 2,350,000 2,301,541
Health Care Providers & Services 1.1%
Cigna Group (The) ,
3.75%, 7/15/2023 5,207,000 5,202,307
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a)(d) 430,000 418,862
5.63%, 3/15/2027(a) 125,000 110,155
8.00%, 12/15/2027(a) 479,000 463,695
6.00%, 1/15/2029(a)(d) 135,000 113,569
6.88%, 4/15/2029(a) 850,000 530,842
6.13%, 4/1/2030(a) 885,000 527,212
4.75%, 2/15/2031(a) 220,000 166,272
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,854,461
1.75%, 8/21/2030 4,080,000 3,255,570
5.88%, 6/1/2053 577,000 591,686
HCA, Inc. ,
7.69%, 6/15/2025(d) 85,000 87,330
5.38%, 9/1/2026 690,000 684,579
3.13%, 3/15/2027(a)(d) 1,099,000 1,009,253
5.63%, 9/1/2028 145,000 145,111
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 1,856,000 1,807,724
6.13%, 10/1/2028(d) 1,370,000 1,318,899
19,287,527
Health Care REITs 0.3%
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 5,968,031
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 348,379
8.13%, 7/1/2027(a)(d) 770,000 788,071
7.00%, 2/15/2030(a) 1,648,000 1,654,988
Sands China Ltd. ,
3.35%, 3/8/2029(c) 200,000 166,638
+ 0.00%), 4.88%,
6/18/2030(c)(f) 4,200,000 3,738,301
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,777,857
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 5,161,000 4,502,973
15,977,207
Household Durables 0.1%
Newell Brands, Inc. ,
6.63%, 9/15/2029(d) 1,344,000 1,288,412
Independent Power and Renewable Electricity Producers
0.5%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,603,050
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(d) 4,027,000 4,122,168
8,725,218
Industrial REITs 0.1%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,685,582
Insurance 1.7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 6,048,320
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,000,449
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a)(d) 5,963,000 5,533,854
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(d)(f) 5,514,000 4,332,902

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,569,547
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,571,181
31,056,253
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052 4,840,000 4,208,559
IT Services 0.1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 909,508
Machinery 0.2%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 3,790,000 3,501,477
Media 1.7%
AMC Networks, Inc. ,
4.25%, 2/15/2029 4,071,000 2,188,437
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,281,212
5.75%, 4/1/2048 2,009,000 1,719,626
4.80%, 3/1/2050 1,720,000 1,297,738
3.70%, 4/1/2051 2,565,000 1,620,769
Comcast Corp. ,
2.35%, 1/15/2027(d) 7,820,000 7,180,060
3.30%, 2/1/2027(d) 2,740,000 2,600,115
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,289,703
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 287,836
6.50%, 2/1/2029(a) 200,000 161,607
5.75%, 1/15/2030(a) 2,425,000 1,145,013
4.63%, 12/1/2030(a) 445,000 197,997
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a)(d) 531,000 481,989
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,617,898
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a)(d) 440,000 384,882
31,454,882
Metals & Mining 0.1%
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 297,498
6.75%, 3/1/2041(c) 95,000 96,681
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 203,217
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029(d) 245,000 240,702
5.40%, 11/14/2034 385,000 371,787
5.45%, 3/15/2043(d) 825,000 769,266
1,979,151
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,422,634
NiSource, Inc. ,
5.25%, 3/30/2028 485,000 484,616
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,451,263
5,358,513
Office REITs 0.1%
Boston Properties LP ,
3.80%, 2/1/2024 2,736,000 2,677,190
Oil, Gas & Consumable Fuels 6.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 510,226
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 6,495,000 6,230,329
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 729,616
3.25%, 1/31/2032(d) 630,000 518,270
5.95%, 6/30/2033(a) 874,000 876,543
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,363,000 2,318,694
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a)(d) 352,000 346,949
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 2,793,000 2,692,843
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 592,363
4.30%, 4/15/2032(a)(d) 3,995,000 3,457,583
Ecopetrol SA ,
8.63%, 1/19/2029 2,189,000 2,194,035
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 7,606,872
Enbridge, Inc. ,
5.70%, 3/8/2033(d) 2,776,000 2,814,118
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,455,610
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,983,713
2.90%, 5/15/2025 2,930,000 2,776,118
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,276,970
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,497,972
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(f) 2,500,000 2,186,145

34 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 113,251
6.25%, 5/15/2026 330,000 312,487
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 1,239,000 1,180,148
8.88%, 7/15/2028(a) 2,409,000 2,421,045
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,953,094
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,627,306
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 1,998,298
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,630,907
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,659,262
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,365,950
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,638,344
ONEOK, Inc. ,
6.10%, 11/15/2032 1,246,000 1,267,622
Parkland Corp. ,
4.50%, 10/1/2029(a)(d) 5,948,000 5,159,890
4.63%, 5/1/2030(a)(d) 3,000,000 2,601,165
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 11,299
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 25,751
Reg. S, 5.38%,
4/12/2027(h) 789,800 23,939
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 93,182
5.95%, 1/28/2031 435,000 317,789
6.70%, 2/16/2032 759,000 577,109
6.75%, 9/21/2047 303,000 190,261
7.69%, 1/23/2050 116,000 78,629
6.95%, 1/28/2060 131,000 81,695
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,187,040
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,843,366
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 835,326
4.25%, 4/16/2039(a) 200,000 175,858
Targa Resources Partners LP ,
5.50%, 3/1/2030 7,113,000 6,845,338
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(f) 1,515,000 1,429,024
Valero Energy Corp. ,
4.00%, 6/1/2052(d) 1,972,000 1,486,539
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 560,000 502,795
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP,
6.15%, 4/1/2033(d) 511,000 515,032
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,946,637
2.60%, 3/15/2031 10,000,000 8,287,641
3.50%, 10/15/2051 2,000,000 1,379,346
121,827,334
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 198,760
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,602,202
4,800,962
Passenger Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 236,347
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 797,505
5.75%, 4/20/2029(a) 500,000 485,490
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,187,632
4.63%, 4/15/2029(a) 4,641,000 4,228,730
6,935,704
Pharmaceuticals 0.3%
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 2,530,000 2,630,394
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 841,000 762,872
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,734,637
6,127,903
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 1,524,000 1,457,532
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ,
3.42%, 4/15/2033(a)(d) 4,411,000 3,688,736
3.47%, 4/15/2034(a) 9,110,000 7,473,012
3.14%, 11/15/2035(a) 694,000 532,329
3.19%, 11/15/2036(a) 9,155,000 6,918,920
Intel Corp. ,
5.20%, 2/10/2033 588,000 593,573
5.70%, 2/10/2053 388,000 394,710
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 886,687
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,332,855
23,820,822
Software 0.5%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,929,214

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.60%, 4/1/2050 3,585,000 2,561,694
3.95%, 3/25/2051 1,505,000 1,137,964
5.55%, 2/6/2053 768,000 743,688
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 1,995,932
8,368,492
Specialized REITs 0.6%
Crown Castle, Inc. ,
1.05%, 7/15/2026(d) 1,655,000 1,448,875
2.10%, 4/1/2031 1,655,000 1,323,689
EPR Properties ,
4.50%, 6/1/2027 385,000 345,361
4.95%, 4/15/2028(d) 340,000 303,739
3.75%, 8/15/2029(d) 140,000 113,811
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,211,806
2.35%, 3/15/2032 1,535,000 1,199,533
Iron Mountain, Inc. ,
5.25%, 3/15/2028(a) 785,000 733,942
5.00%, 7/15/2028(a)(d) 70,000 64,860
7.00%, 2/15/2029(a)(d) 3,545,000 3,550,963
4.88%, 9/15/2029(a)(d) 56,000 50,128
5.63%, 7/15/2032(a) 895,000 800,649
11,147,356
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,443,849
2.38%, 2/8/2041 2,595,000 1,913,832
2.70%, 8/5/2051 2,530,000 1,762,265
2.55%, 8/20/2060(d) 2,035,000 1,342,802
Dell International LLC ,
6.02%, 6/15/2026 1,800,000 1,829,537
8.10%, 7/15/2036 1,296,000 1,516,267
8.35%, 7/15/2046 602,000 738,238
3.45%, 12/15/2051(a) 6,699,000 4,492,775
16,039,565
Tobacco 0.8%
Altria Group, Inc. ,
3.40%, 2/4/2041(d) 1,829,000 1,276,579
4.25%, 8/9/2042 2,457,000 1,916,505
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,663,744
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,729,574
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 871,000 887,490
2.10%, 5/1/2030 5,645,000 4,670,904
15,144,796
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032(d) 810,000 686,037
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure 0.4%
Adani Ports & Special
Economic Zone Ltd. ,
3.38%, 7/24/2024(a) 6,750,000 6,444,839
Wireless Telecommunication Services 0.9%
Sprint LLC ,
7.13%, 6/15/2024 355,000 358,174
7.63%, 3/1/2026 315,000 327,214
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,588,251
2.63%, 2/15/2029(d) 215,000 186,734
2.40%, 3/15/2029(d) 2,561,000 2,201,194
3.88%, 4/15/2030(d) 5,240,000 4,827,448
2.55%, 2/15/2031(d) 2,990,000 2,485,319
2.88%, 2/15/2031(d) 550,000 464,893
4.38%, 4/15/2040(d) 2,975,000 2,627,201
16,066,428
Total Corporate Bonds
(cost $1,010,983,682)
869,603,623
Foreign Government Securities 0.8%
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 245,392
+ 0.00%), 0.50%,
7/9/2030(c)(f) 1,280,000 425,045
+ 0.00%), 3.88%,
1/9/2038(c)(f) 1,780,588 627,701
3.50%, 7/9/2041(c) 1,840,000 589,592
1,887,730
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 125,090
6.13%, 1/18/2041 290,000 235,544
5.00%, 6/15/2045 1,000,000 694,294
5.20%, 5/15/2049(d) 330,000 226,297
1,281,225
ECUADOR 0.0%
†
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 27,934
5.50%, 7/31/2030(a)(c) 396,900 190,841
Reg. S, 5.50%,
7/31/2030(c) 310,000 149,057
+ 0.00%), 2.50%,
7/31/2035(a)(c)(f) 750,130 258,441
1.50%, 7/31/2040(a)(c) 476,700 147,062
773,335
EGYPT 0.0%
†
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 211,560
Reg. S, 7.90%, 2/21/2048 430,000 219,807
Reg. S, 8.70%, 3/1/2049 600,000 322,097
753,464

36 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,257,149
INDONESIA 0.1%
Republic of Indonesia,
Reg. S, 7.75%, 1/17/2038 185,000 230,977
Reg. S, 5.25%, 1/17/2042 790,000 784,252
1,015,229
OMAN 0.0%
†
Sultanate of Oman
Government Bond,
Reg. S, 7.00%,
1/25/2051(d) 200,000 197,638
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%, 4/16/2030 230,000 221,188
Reg. S, 4.82%, 3/14/2049 1,000,000 959,920
1,181,108
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 759,820
Reg. S, 5.13%, 6/15/2048 290,000 247,103
Reg. S, 4.00%,
2/14/2051(d) 200,000 142,500
1,149,423
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,856,565
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 285,436
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027(h) 120,000 28,386
Reg. S, 7.75%, 9/1/2029(h) 410,000 97,359
Reg. S, 9.75%,
11/1/2030(h) 1,500,000 369,750
Reg. S, 6.88%,
5/21/2031(h) 300,000 67,740
Reg. S, 7.38%,
9/25/2034(h) 290,000 66,289
+ 0.00%), 7.75%,
8/1/2041(a)(f)(h) 228,000 88,927
718,451
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 46,147
Total Foreign Government Securities
(cost $20,057,786)
14,402,900
Mortgage-Backed Securities 26.0%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J08443
5.00%, 7/1/2023 14 14
Pool# C03795
3.50%, 4/1/2042 414,315 388,354
Pool# Q08997
3.50%, 6/1/2042 250,649 234,945
Pool# Q19480
4.00%, 6/1/2043 734,788 704,539
Pool# V80509
4.00%, 10/1/2043 103,068 99,150
Pool# Q29697
3.50%, 11/1/2044 303,022 282,676
Pool# G07961
3.50%, 3/1/2045 250,778 233,810
Pool# V82196
4.50%, 1/1/2046 123,224 121,063
Pool# G61281
3.50%, 1/1/2048 686,565 634,351
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 9,331,720 8,324,199
Pool# QA7325
3.00%, 2/1/2050 1,161,112 1,031,504
Pool# QA6750
3.00%, 2/1/2050 112,196 99,964
Pool# QA8311
3.00%, 3/1/2050 941,098 840,380
Pool# RA2650
3.00%, 5/1/2050 952,909 850,343
Pool# QB4785
2.50%, 10/1/2050 1,722,866 1,470,037
Pool# SD0612
2.50%, 11/1/2050 11,122,392 9,667,412
Pool# QB9401
2.00%, 3/1/2051 2,149,542 1,770,451
Pool# RA5910
3.50%, 9/1/2051 7,703,685 7,031,868
Pool# SD1607
2.50%, 3/1/2052 11,651,429 10,018,465
Pool# QE3991
4.00%, 5/1/2052 9,067,582 8,512,426
Pool# RA7557
4.50%, 6/1/2052 17,735,278 17,062,177
Pool# RA7556
4.50%, 6/1/2052 13,439,964 12,923,991
Pool# SD1440
3.50%, 7/1/2052 6,137,388 5,604,393
Pool# SD1716
5.00%, 9/1/2052 10,065,711 10,014,958
Pool# SD1686
5.50%, 9/1/2052 8,950,026 9,039,001
Pool# SD1853
5.50%, 11/1/2052 4,301,719 4,380,989
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 9,413,603 8,395,013
Pool# CA9439
2.50%, 3/1/2036 18,678,292 17,073,662
Pool# CB3424
3.00%, 5/1/2037 7,990,707 7,460,440

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS4267
4.50%, 3/1/2038 2,913,043 2,865,580
Pool# AH9471
4.50%, 4/1/2041 276,046 270,817
Pool# AH4038
4.50%, 4/1/2041 180,671 178,416
Pool# AI3506
4.50%, 6/1/2041 9,265 9,126
Pool# FS3014
5.00%, 10/1/2042 13,947,941 13,866,878
Pool# AL2866
3.50%, 11/1/2042 5,208,035 4,863,314
Pool# AQ9328
3.50%, 1/1/2043 86,737 81,206
Pool# AB9046
3.50%, 4/1/2043 520,602 486,813
Pool# AT2021
3.50%, 4/1/2043 359,281 336,371
Pool# AB9864
3.50%, 7/1/2043 194,496 181,706
Pool# AS0212
3.50%, 8/1/2043 837,565 781,185
Pool# AS0210
3.50%, 8/1/2043 501,941 468,790
Pool# AU3742
3.50%, 8/1/2043 292,932 273,835
Pool# AU6857
4.00%, 9/1/2043 282,219 270,895
Pool# AU4386
4.00%, 10/1/2043 86,086 82,733
Pool# AS1559
4.00%, 1/1/2044 529,685 508,616
Pool# AW2478
4.50%, 6/1/2044 85,853 84,164
Pool# AL6432
4.00%, 1/1/2045 533,793 510,754
Pool# AS5175
3.50%, 6/1/2045 495,297 460,943
Pool# AS6464
3.50%, 1/1/2046 436,568 406,017
Pool# MA3305
3.50%, 3/1/2048 4,343,494 4,008,675
Pool# BO8947
3.00%, 1/1/2050 664,292 590,060
Pool# FM4334
3.00%, 4/1/2050 1,413,364 1,255,557
Pool# FS2253
3.50%, 4/1/2050 7,193,892 6,637,565
Pool# CA5689
3.00%, 5/1/2050 2,037,492 1,817,396
Pool# BP9581
2.50%, 8/1/2050 1,351,623 1,157,887
Pool# FM5316
2.00%, 12/1/2050 1,553,566 1,277,305
Pool# FS2008
3.00%, 1/1/2051 13,000,439 11,494,865
Pool# FM7599
3.50%, 1/1/2051 8,248,676 7,607,114
Pool# CA8817
2.00%, 2/1/2051 3,445,976 2,825,800
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR4515
2.00%, 2/1/2051 2,299,476 1,889,447
Pool# BR4029
2.00%, 2/1/2051 2,108,295 1,733,613
Pool# BR4051
2.00%, 2/1/2051 1,566,045 1,287,505
Pool# BR2667
2.00%, 2/1/2051 1,475,639 1,215,406
Pool# BR7795
2.50%, 4/1/2051 2,970,378 2,529,003
Pool# FM7151
2.00%, 5/1/2051 877,273 718,741
Pool# FM7189
2.50%, 5/1/2051 2,802,006 2,385,574
Pool# FS3080
3.00%, 5/1/2051 9,648,941 8,594,199
Pool# FM7398
2.50%, 6/1/2051 14,886,962 12,840,143
Pool# FM7738
2.50%, 6/1/2051 2,076,593 1,772,773
Pool# BT0417
2.50%, 6/1/2051 1,308,808 1,113,150
Pool# FM9134
3.00%, 6/1/2051 14,708,950 13,263,419
Pool# BT1339
2.50%, 7/1/2051 2,315,785 1,968,715
Pool# FM8178
2.50%, 7/1/2051 1,476,513 1,255,195
Pool# CB1038
2.50%, 7/1/2051 1,328,625 1,134,459
Pool# FS3391
2.50%, 8/1/2051 5,872,155 5,045,521
Pool# FP0012
3.00%, 8/1/2051 3,876,523 3,461,091
Pool# FM9563
3.00%, 10/1/2051 14,523,441 12,849,233
Pool# FS3537
2.50%, 4/1/2052 8,334,378 7,189,523
Pool# FS1380
3.50%, 4/1/2052 7,902,658 7,252,862
Pool# CB3674
3.50%, 5/1/2052 9,480,128 8,653,447
Pool# CB3678
4.00%, 5/1/2052 9,132,716 8,588,696
Pool# MA4644
4.00%, 5/1/2052 8,917,939 8,373,803
Pool# FS1855
4.00%, 5/1/2052 8,312,204 7,851,730
Pool# FS1804
4.00%, 5/1/2052 7,413,447 7,004,491
Pool# FS2074
3.00%, 6/1/2052 5,504,754 4,894,843
Pool# MA4625
3.50%, 6/1/2052 9,270,946 8,450,022
Pool# CB3851
4.00%, 6/1/2052 4,993,899 4,749,704
Pool# FS2513
4.00%, 7/1/2052 13,042,674 12,299,167
Pool# FS2323
4.00%, 7/1/2052 6,378,570 5,999,552

38 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2293
4.50%, 7/1/2052 17,318,073 16,748,297
Pool# FS2257
4.50%, 7/1/2052 3,336,437 3,224,018
Pool# CB4037
5.00%, 7/1/2052 8,693,891 8,522,295
Pool# FS2790
5.00%, 9/1/2052 13,045,661 12,844,796
Pool# FS3210
5.00%, 9/1/2052 5,883,877 5,778,731
Pool# FS3220
5.50%, 11/1/2052 8,473,580 8,470,282
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 449,811 423,594
Pool# MA0783
3.50%, 2/20/2043 549,998 518,042
Pool# MA2892
3.50%, 6/20/2045 27,581 25,832
Pool# MA3663
3.50%, 5/20/2046 322,336 302,214
Pool# MA3803
3.50%, 7/20/2046 151,377 141,775
Pool# MA4262
3.50%, 2/20/2047 12,850 12,035
Pool# MA4510
3.50%, 6/20/2047 488,426 457,342
Pool# MA4586
3.50%, 7/20/2047 331,374 310,403
Pool# MA4837
3.50%, 11/20/2047 574,515 537,371
Pool# MA4962
3.50%, 1/20/2048 336,617 315,465
Pool# MA6542
3.50%, 3/20/2050 371,816 348,587
Pool# BT6867
3.00%, 5/20/2050 3,509,399 3,154,748
Pool# MA6994
2.00%, 11/20/2050 10,556,478 8,908,422
Pool# MA7590
3.00%, 9/20/2051 11,472,890 10,290,622
Pool# MA7705
2.50%, 11/20/2051 15,748,817 13,635,463
Total Mortgage-Backed Securities
(cost $498,786,122)
471,266,319
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,779,410
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,858,619
Total Municipal Bonds
(cost $8,295,014)
6,638,029
U.S. Treasury Obligations 14.1%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.25%, 5/15/2041 20,013,000 15,413,137
1.75%, 8/15/2041 43,551,900 30,596,911
3.88%, 2/15/2043 3,306,700 3,224,032
3.63%, 8/15/2043 1,745,000 1,637,914
3.13%, 8/15/2044 25,177,900 21,787,735
1.25%, 5/15/2050 14,512,300 8,160,334
1.38%, 8/15/2050 1,274,800 740,729
1.88%, 2/15/2051 8,220,200 5,442,993
2.38%, 5/15/2051 30,887,500 22,964,132
2.88%, 5/15/2052 3,421,300 2,835,269
4.00%, 11/15/2052 142,700 146,580
3.63%, 2/15/2053 (d) 1,045,000 1,002,873
U.S. Treasury Notes
2.88%, 5/31/2025 (d) 11,740,000 11,299,750
3.63%, 5/15/2026 2,547,000 2,484,917
0.88%, 9/30/2026 68,406,000 61,201,993
2.50%, 3/31/2027 120,000 112,458
0.50%, 4/30/2027 (d) 10,186,500 8,828,831
4.00%, 2/29/2028 (d) 17,138,400 17,011,870
3.63%, 3/31/2028 1,212,500 1,184,271
3.50%, 4/30/2028 1,774,600 1,724,412
3.63%, 5/31/2028 14,320,000 14,006,750
3.63%, 3/31/2030 15,486,000 15,148,454
3.50%, 2/15/2033 6,795,000 6,618,755
3.38%, 5/15/2033 (d) 2,720,700 2,623,775
Total U.S. Treasury Obligations
(cost $298,652,088)
256,198,875
Repurchase Agreements 2.5%
Bank of America NA
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $9,003,795,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $9,180,000.
(i)(j) 9,000,000 9,000,000
Cantor Fitzgerald & Co.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,388,696,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$5,494,148. (i)(j) 5,386,420 5,386,420

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 39
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $10,004,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$10,204,295. (i)(j) 10,000,000 10,000,000
Credit Suisse AG
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $13,005,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052;
total market value
$13,265,591. (i)(j) 13,000,000 1 3,000,000
MetLife, Inc.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,113,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $5,102,759.
(i)(j) 5,000,000 5,000,000
Pershing LLC
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,270,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$3,060,000. (i)(j) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $45,386,420)
45,386,420
Total Investments
(cost $2,066,307,806) — 101.2%
1,835,036,926
Liabilities in excess of other
assets — (1.2)% (21,388,218)
NET ASSETS — 100.0%
$ 1,813,648,708
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$357,397,952 which represents 19.71% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(d) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $71,532,902, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $45,386,420 and by $28,619,604 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.63%, and maturity dates ranging
from 9/15/2023 – 2/15/2053, a total value of $74,006,024.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2023. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.
(i) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of June 30, 2023 was $45,386,420.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

40 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 1,077 9/2023 USD 115,339,969 (1,917,573)
U.S. Treasury Long Bond 306 9/2023 USD 38,833,313 (133,515)
U.S. Treasury Ultra Bond 5 9/2023 USD 681,094 2,178
Total long contracts (2,048,910)
Short Contracts
U.S. Treasury 2 Year Note (37) 9/2023 USD (7,523,719) 103,242
U.S. Treasury 10 Year Note (554) 9/2023 USD (62,195,156) 1,043,088
U.S. Treasury 10 Year Ultra Note (121) 9/2023 USD (14,330,938) 184,983
Total short contracts 1,331,313
Net contracts (717,597)
As of June 30, 2023, the Fund had $1,827,325 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 41
Asset-Backed Securities 7 .6%
Principal
Amount ($) Value ($)
Airlines 0 .4%
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 2,962,075 2,924,663
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 3,971,682 3,416,813
6,341,476
Home Equity 0 .1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.40%, 1/25/2036(b) 458,171 448,522
RASC Trust, Series 2005-
KS12, Class M2, 5.84%,
1/25/2036(b) 1,265,805 1,254,406
1,702,928
Other 6 .8%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 6.29%,
4/25/2031(a)(b) 7,000,000 6,935,446
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.31%, 4/20/2031(a)(b) 5,000,000 4,956,480
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.40%, 1/20/2035(a)(b) 3,000,000 2,947,686
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.42%, 10/25/2034(a)(b) 2,050,000 2,009,482
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.43%, 4/20/2035(a)(b) 5,000,000 4,884,020
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
6.34%, 4/15/2034(a)(b) 1,000,000 983,120
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.42%, 7/20/2034(a)(b) 6,600,000 6,441,910
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.39%, 4/20/2034(a)(b) 800,000 784,126
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.41%, 10/17/2034(a)(b) 1,800,000 1,766,792
CVS Pass-Through Trust
6.04%, 12/10/2028 3,448,621 3,420,205
6.94%, 1/10/2030 6,684,597 6,811,958
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
6.50%, 5/20/2034(a)(b) 5,000,000 4,910,835
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 704,284 584,588
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 491,512 469,509
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,007,011 1,760,051
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,741,741 3,096,624
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,408,170 1,221,737
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 343,435 301,941
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,647,401 1,488,340
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 592,328 551,769
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 692,921 632,890
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.26%, 4/15/2034(a)(b) 1,550,000 1,516,923
Series 2021-2A, Class A,
6.38%, 7/15/2034(a)(b) 5,000,000 4,906,700
LCM 37 Ltd., Series
37A, Class A1, 6.47%,
4/15/2034(a)(b) 1,900,000 1,879,372
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.38%, 1/20/2035(a)(b) 4,000,000 3,924,300
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.34%,
4/15/2035(a)(b) 4,000,000 3,930,608
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.26%, 1/20/2032(a)(b) 1,000,000 989,310
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
6.39%, 10/20/2035(a)(b) 5,000,000 4,915,320
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,480,052
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 197,158
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.39%,
10/15/2034(a)(b) 1,550,000 1,520,497
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,622,519 2,293,800
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.41%,
7/15/2035(a)(b) 5,000,000 4,915,750
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 11,281,733 11,068,856
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,565,254 6,996,865

42 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.36%, 7/15/2034(a)(b) 5,000,000 4,916,400
112,411,420
Passenger Airlines 0 .3%
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 5,821,335 5,771,344
Total Asset-Backed Securities
(cost $132,023,204)
126,227,168
Collateralized Mortgage Obligations 0 .9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 842,534 775,530
AREIT Trust, Series 2022-
CRE6, Class A, 6.32%,
1/20/2037(a)(b) 2,148,298 2,093,000
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 666,340 593,411
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,427,876 3,836,879
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 293,357 277,550
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 34,581 34,404
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 491,161 440,553
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,265,401
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,212,915
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,476,880
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 914,108 826,881
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 687,326 627,680
Total Collateralized Mortgage Obligations
(cost $17,861,874)
15,461,084
Commercial Mortgage-Backed Securities 1 .4%
Principal
Amount ($) Value ($)
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,264,063
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,691,011
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,402,316
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 6,859,758
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 6,633,931
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 752,251
Total Commercial Mortgage-Backed
Securities
(cost $29,440,016) 23,603,330
Corporate Bonds 28 .3%
Aerospace & Defense 0 .8%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,150,259
3.25%, 2/1/2035 2,000,000 1,621,657
3.55%, 3/1/2038 1,060,000 824,617
Lockheed Martin Corp. ,
4.07%, 12/15/2042 600,000 533,914
Raytheon Technologies Corp. ,
5.15%, 2/27/2033 3,350,000 3,395,789
4.15%, 5/15/2045 2,000,000 1,700,135
5.38%, 2/27/2053 1,500,000 1,557,591
13,783,962
Automobiles 0 .6%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,444,464
1.80%, 1/10/2028(a)(d) 672,000 566,504
5.80%, 4/1/2030(a) 2,500,000 2,517,048
6.38%, 4/8/2030(a)(d) 1,730,000 1,794,148
9,322,164
Banks 3 .9%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,895,585
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,799,896
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 2,340,000 2,166,511
(SOFR + 1.53%), 1.90%,
7/23/2031(d)(e) 2,500,000 1,990,877

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.91%), 5.29%,
4/25/2034(e) 3,500,000 3,467,472
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 6,750,000 5,301,361
BPCE SA ,
5.70%, 10/22/2023(a) 3,000,000 2,986,896
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 5,750,000 4,438,003
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 3,055,850
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 3,650,000 3,224,801
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 4,382,231
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,350,772
Huntington National Bank
(The) ,
5.65%, 1/10/2030(d) 2,000,000 1,909,673
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,266,268
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 3,625,000 3,542,254
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 2,075,000 2,105,074
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,272,553
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 3,724,000 3,571,168
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 2,500,000 2,369,056
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 365,743
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,567,561
(SOFR + 2.10%), 4.90%,
7/25/2033(e) 1,500,000 1,438,818
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,643,421
65,111,844
Beverages 0 .8%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 4,500,000 4,301,059
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 1,700,000 1,624,844
Anheuser-Busch InBev
Worldwide, Inc. ,
4.90%, 1/23/2031 2,500,000 2,541,954
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 1,500,000 1,514,858
5.30%, 5/15/2048(a) 2,325,000 2,187,819
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 825,000 793,151
12,963,685
Biotechnology 1 .0%
AbbVie, Inc. ,
4.25%, 11/21/2049 1,350,000 1,165,225
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,588,127
5.65%, 3/2/2053(d) 4,500,000 4,557,173
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,627,138
4.75%, 4/27/2052(a) 1,500,000 1,396,805
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 775,000 739,790
16,074,258
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 4,175,000 4,209,320
Capital Markets 2 .3%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 5,500,000 5,074,375
FMR LLC ,
6.50%, 12/14/2040(a)(d) 2,000,000 2,106,379
5.15%, 2/1/2043(a) 1,000,000 901,970
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,861,556
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d)(e) 5,000,000 4,613,447
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(e) 750,000 700,181
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,270,868
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 8,000,000 6,933,996

44 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(d)(e) 4,175,000 4,053,794
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 9,477,486
37,994,052
Chemicals 0 .3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,478,986
Consumer Staples Distribution & Retail 0 .4%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,931,728
4.50%, 4/15/2053 1,650,000 1,609,201
6,540,929
Containers & Packaging 0 .3%
Berry Global, Inc. ,
5.50%, 4/15/2028(a)(d) 2,600,000 2,558,660
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,076,117
4,634,777
Diversified REITs 0 .2%
WP Carey, Inc. ,
2.45%, 2/1/2032(d) 4,750,000 3,717,767
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
5.40%, 2/15/2034 1,500,000 1,502,577
3.65%, 6/1/2051(d) 4,945,000 3,630,222
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,550,000 2,129,079
4.00%, 3/22/2050 3,345,000 2,714,035
9,975,913
Electric Utilities 5 .5%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 9,525,000 9,056,114
American Electric Power Co.,
Inc. ,
+ 0.00%), 5.70%,
8/15/2025(e) 3,750,000 3,724,650
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 1,175,000 1,101,125
Series Z, 3.70%, 5/1/2050 4,555,000 3,433,351
DTE Electric Co. ,
5.20%, 4/1/2033(d) 7,175,000 7,290,419
Duke Energy Corp. ,
5.00%, 8/15/2052 2,500,000 2,285,343
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,416,153
Entergy Arkansas LLC ,
4.00%, 6/1/2028(d) 3,750,000 3,564,862
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053 2,000,000 2,059,371
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,664,421
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,058,425
Exelon Corp. ,
4.05%, 4/15/2030 695,000 649,461
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,640,221
Georgia Power Co. ,
4.70%, 5/15/2032(d) 4,750,000 4,591,339
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,934,471
2.75%, 3/1/2032(a) 2,670,000 2,202,262
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 4,675,000 4,761,042
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,036,643
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,672,640
NextEra Energy Capital
Holdings, Inc. ,
+ 0.00%), 6.05%,
3/1/2025(d)(e) 1,315,000 1,319,944
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 1,235,000 966,862
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 437,363
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,147,414
Southern Co. (The) ,
4.40%, 7/1/2046 2,500,000 2,137,976
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,494,603
4.30%, 7/15/2029(a) 1,403,000 1,243,304
90,889,779
Energy Equipment & Services 0 .2%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,135,393
Entertainment 0 .3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 3,000,000 2,611,915
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 2,550,000 2,261,532
4,873,447
Food Products 0 .4%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 5,000,000 5,045,195
4.38%, 4/22/2052(a) 1,650,000 1,482,845
6,528,040
Ground Transportation 0 .9%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 6,500,000 6,021,283

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ashtead Capital, Inc.,
4.25%, 11/1/2029(a)(d) 1,730,000 1,570,095
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 4,000,000 3,993,606
Norfolk Southern Corp. ,
4.55%, 6/1/2053(d) 1,650,000 1,490,026
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,227,277
15,302,287
Health Care Equipment & Supplies 0 .5%
Baxter International, Inc. ,
3.13%, 12/1/2051 4,000,000 2,638,381
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(d) 5,000,000 5,131,658
7,770,039
Health Care Providers & Services 0 .7%
CVS Health Corp. ,
5.00%, 2/20/2026 3,000,000 2,986,071
4.25%, 4/1/2050 115,000 95,258
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,869,200
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,566,695
5.88%, 2/15/2053 1,300,000 1,443,947
10,961,171
Industrial Conglomerates 0 .1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,171,888
Insurance 0 .7%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 3,875,000 3,939,219
MassMutual Global Funding II ,
1.55%, 10/9/2030(a)(d) 2,000,000 1,565,916
New York Life Global Funding ,
4.55%, 1/28/2033(a) 6,750,000 6,502,058
12,007,193
IT Services 0 .2%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,978,774
Media 0 .5%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,241,144
3.70%, 4/1/2051 600,000 379,127
Comcast Corp. ,
2.65%, 2/1/2030 3,905,000 3,415,749
2.94%, 11/1/2056 5,432,000 3,537,444
8,573,464
Metals & Mining 0 .0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a)(d) 420,000 385,533
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0 .5%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,155,634
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 3,002,844
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 2,825,000 2,708,826
3.25%, 6/15/2026 1,250,000 1,178,087
8,045,391
Office REITs 0 .4%
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024(d) 7,310,000 7,143,948
Oil, Gas & Consumable Fuels 1 .9%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,228,341
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 812,313
5.75%, 1/15/2031(a) 1,310,000 1,245,361
2.88%, 4/1/2032(a) 3,155,000 2,424,000
Energy Transfer LP ,
6.50%, 2/1/2042 2,850,000 2,886,295
Exxon Mobil Corp. ,
3.45%, 4/15/2051(d) 1,500,000 1,165,489
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 414,572
3.25%, 8/1/2050 395,000 254,722
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,447,238
Occidental Petroleum Corp. ,
6.60%, 3/15/2046 2,535,000 2,609,909
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,431,506
4.88%, 2/1/2031 1,905,000 1,760,487
4.00%, 1/15/2032(d) 6,420,000 5,549,644
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 307,855
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,619,867
7.50%, 1/15/2028(a) 1,000,000 1,027,730
31,185,329
Pharmaceuticals 0 .6%
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(d) 2,500,000 2,404,011
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,793,862
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 4,175,000 4,159,270
10,357,143
Residential REITs 0 .5%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034(d) 5,525,000 4,177,402

46 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 4,226,000 3,552,176
7,729,578
Retail REITs 0 .1%
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,909,128
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 2,000,000 1,672,517
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 5,586,000 5,563,917
7,236,434
Software 0 .4%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,560,452
Oracle Corp. ,
3.60%, 4/1/2040 3,500,000 2,707,624
7,268,076
Specialty Retail 0 .7%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 6,500,000 6,272,865
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,007,097
Lowe's Cos., Inc. ,
5.00%, 4/15/2033 2,000,000 1,978,332
11,258,294
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
3.35%, 8/8/2032(d) 8,350,000 7,786,861
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 879,547
8,666,408
Tobacco 0 .5%
BAT Capital Corp. ,
4.74%, 3/16/2032(d) 3,000,000 2,735,252
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 945,000 962,892
5.75%, 11/17/2032 1,475,000 1,510,510
5.38%, 2/15/2033(d) 1,250,000 1,247,246
4.25%, 11/10/2044 2,000,000 1,663,860
8,119,760
Wireless Telecommunication Services 0 .3%
T-Mobile USA, Inc. ,
4.75%, 2/1/2028 2,000,000 1,942,943
3.30%, 2/15/2051 3,960,000 2,777,902
4,720,845
Total Corporate Bonds
(cost $511,269,671)
470,024,999
Mortgage-Backed Securities 26 .4%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 10,283,454 9,377,575
Pool# SB8183
3.50%, 10/1/2037 12,691,784 12,067,940
Pool# SD8018
4.00%, 10/1/2049 1,798,859 1,712,430
Pool# SD8080
2.00%, 6/1/2050 3,373,504 2,775,385
Pool# SD8079
2.00%, 7/1/2050 8,447,248 6,949,108
Pool# SD8084
3.00%, 8/1/2050 8,047,455 7,122,985
Pool# SD1372
2.50%, 9/1/2051 20,073,948 17,043,459
Pool# SD8178
2.50%, 11/1/2051 7,103,241 6,034,120
Pool# SD8181
1.50%, 12/1/2051 7,394,146 5,718,339
Pool# RA6433
2.50%, 12/1/2051 9,800,663 8,313,483
Pool# SD8199
2.00%, 3/1/2052 51,476,900 42,040,235
Pool# SD3088
2.00%, 3/1/2052 7,956,509 6,502,777
Pool# SD8200
2.50%, 3/1/2052 13,881,061 11,776,718
Pool# QE0799
2.50%, 4/1/2052 9,328,266 7,919,585
Pool# SD8213
3.00%, 5/1/2052 4,723,489 4,158,455
Pool# SD2254
3.50%, 7/1/2052 1,714,021 1,563,195
Pool# QE6924
4.00%, 8/1/2052 29,049,353 27,271,018
Pool# SD8255
3.50%, 10/1/2052 4,118,842 3,754,094
Pool# SD8288
5.00%, 1/1/2053 24,758,326 24,262,561
Pool# SD8302
6.50%, 2/1/2053 2,313,928 2,362,755
Pool# SD8309
6.00%, 3/1/2053 1,730,302 1,745,458
Pool# SD2921
4.50%, 5/1/2053 14,981,547 14,414,250
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,261,965 2,238,318
Pool# 468516
5.17%, 6/1/2028 803,078 793,375
Pool# 468127
5.70%, 5/1/2041 1,083,362 1,126,074
FNMA UMBS Pool
Pool# FS1360
3.00%, 4/1/2037 6,736,350 6,285,695
Pool# AR9398
3.50%, 6/1/2043 809,285 756,060
Pool# BC0180
4.00%, 1/1/2046 2,309,537 2,205,545
Pool# AS7908
3.00%, 9/1/2046 5,162,555 4,621,302

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8483
3.00%, 12/1/2046 2,194,740 1,973,369
Pool# MA2863
3.00%, 1/1/2047 3,520,388 3,153,735
Pool# AS8784
3.00%, 2/1/2047 2,256,202 2,012,031
Pool# BE7557
3.50%, 2/1/2047 4,244,075 3,939,646
Pool# BM2003
4.00%, 10/1/2047 3,431,508 3,272,024
Pool# BJ3716
3.50%, 12/1/2047 2,071,900 1,914,101
Pool# MA3210
3.50%, 12/1/2047 866,830 801,348
Pool# BM3355
3.50%, 2/1/2048 1,385,763 1,278,946
Pool# CA1532
3.50%, 4/1/2048 4,492,123 4,162,483
Pool# CA2208
4.50%, 8/1/2048 1,005,785 980,708
Pool# CA2469
4.00%, 10/1/2048 926,950 882,945
Pool# MA3745
3.50%, 8/1/2049 4,781,091 4,432,120
Pool# FS2041
2.00%, 8/1/2051 8,507,620 6,956,237
Pool# FS1080
2.50%, 2/1/2052 33,247,944 28,244,751
Pool# BU8883
3.00%, 3/1/2052 19,246,190 16,954,692
Pool# FS2122
3.00%, 3/1/2052 5,583,411 4,925,682
Pool# MA4577
2.00%, 4/1/2052 18,977,285 15,481,924
Pool# BV8011
3.00%, 8/1/2052 9,843,427 8,667,088
Pool# MA4733
4.50%, 9/1/2052 19,033,909 18,302,679
Pool# MA4782
3.50%, 10/1/2052 14,566,614 13,276,710
Pool# MA4980
6.00%, 4/1/2053 3,854,115 3,887,874
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
5.00%, 7/25/2038 17,000,000
16,887,773
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 7/25/2053 5,000,000 4,691,992
6.50%, 7/25/2053 1,000,000 1,021,016
GNMA II Pool
Pool# MA8349
5.50%, 10/20/2052 9,998,811 9,960,920
Pool# MA8430
6.00%, 11/20/2052 5,179,545 5,215,626
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8950
6.50%, 6/20/2053 5,000,000 5,092,758
GNMA TBA
3.50%, 7/15/2053 7,600,000
7,014,266
Total Mortgage-Backed Securities
(cost $469,973,857)
438,297,738
Municipal Bonds 0 .9%
California 0 .3%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,550,435
District of Columbia 0 .6%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,697,737
Series D, 8.00%, 10/1/2047 2,000,000 2,616,096
10,313,833
Total Municipal Bonds
(cost $14,125,244)
14,864,268
U.S. Government Agency Security 0 .8%
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 13,383,142
Total U.S. Government Agency Security
(cost $13,794,498)
13,383,142
U.S. Treasury Obligations 31 .4%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 13,175,859
2.38%, 2/15/2042 55,000,000 42,820,508
3.25%, 5/15/2042 11,500,000 10,261,953
3.13%, 2/15/2043 23,000,000 20,057,617
3.88%, 2/15/2043 6,200,000 6,045,000
3.88%, 5/15/2043 18,000,000 17,564,063
2.25%, 8/15/2046 7,000,000 5,114,102
2.25%, 2/15/2052 54,800,000 39,601,563
2.88%, 5/15/2052 6,375,000 5,283,032
3.63%, 2/15/2053 (d) 1,000,000 959,687
3.63%, 5/15/2053 6,000,000 5,766,563
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 985,547
0.25%, 3/15/2024 (d) 25,000,000 24,117,187
2.13%, 3/31/2024 (d) 5,000,000 4,880,469
0.38%, 4/15/2024 5,000,000 4,806,836
4.50%, 11/30/2024 20,000,000 19,787,500
1.00%, 12/15/2024 30,000,000 28,233,984
4.25%, 12/31/2024 24,600,000 24,255,984
4.13%, 1/31/2025 11,700,000 11,516,273
4.25%, 5/31/2025 (d) 24,000,000 23,698,125

48 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 6/15/2025 9,000,000 8,657,227
3.00%, 7/15/2025 22,000,000 21,203,359
0.25%, 8/31/2025 20,000,000 18,145,312
4.00%, 2/15/2026 12,200,000 12,012,711
3.63%, 5/15/2026 33,000,000 32,195,625
1.25%, 12/31/2026 26,000,000 23,400,000
2.25%, 2/15/2027 2,000,000 1,859,766
0.50%, 4/30/2027 1,000,000 866,719
3.25%, 6/30/2027 7,000,000 6,732,031
2.25%, 8/15/2027 11,000,000 10,168,555
3.88%, 12/31/2027 6,000,000 5,915,859
3.50%, 1/31/2028 12,300,000 11,943,973
3.63%, 5/31/2028 26,000,000 25,431,250
1.50%, 11/30/2028 11,000,000 9,621,563
2.75%, 5/31/2029 6,000,000 5,586,094
3.25%, 6/30/2029 2,000,000 1,913,438
3.50%, 1/31/2030 (d) 8,300,000 8,053,918
3.75%, 5/31/2030 6,000,000 5,916,562
2.88%, 5/15/2032 1,500,000 1,390,781
Total U.S. Treasury Obligations
(cost $540,523,620)
519,946,595
Repurchase Agreements 1 .0%
Bank of America NA
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,266,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $3,060,000.
(f)(g) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $6,322,021,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$6,445,738. (f)(g) 6,319,351 6,319,351
Credit Suisse AG
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.25%, maturing
7/31/2023 - 8/15/2052;
total market value
$5,102,151. (f)(g) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,000,847,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$2,040,000. (f)(g) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,319,351)
16,319,351
Total Investments
(cost $1,745,331,335) — 98.7%
1,638,127,675
Other assets in excess of
liabilities — 1.3% 21,117,527
NET ASSETS — 100.0%
$ 1,659,245,202
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$285,411,688 which represents 17.20% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(d) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $100,654,867, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $16,319,351 and by $87,010,918 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from 7/6/2023 – 11/15/2052, a total value of $103,330,269.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $16,319,351.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange

NVIT Core Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 49
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
index Series
40-V1 1.00 Quarterly 6/20/2028 0.66 USD 74,000,000 (601,358) (539,014) (1,140,372)
(601,358) (539,014) (1,140,372)
As of June 30, 2023, the Fund had $959,165 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

50 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Core Bond Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 292 9/2023 USD 59,376,375 (195,691)
U.S. Treasury 5 Year Note 998 9/2023 USD 106,879,563 (1,290,614)
U.S. Treasury 10 Year Note 628 9/2023 USD 70,502,813 (832,238)
U.S. Treasury Ultra Bond 23 9/2023 USD 3,133,031 (31,996)
Total long contracts (2,350,539)
Short Contracts
U.S. Treasury 10 Year Ultra Note (251) 9/2023 USD (29,727,813) (66,782)
U.S. Treasury Long Bond (461) 9/2023 USD (58,503,781) (176,638)
Total short contracts (243,420)
Net contracts (2,593,959)
As of June 30, 2023, the Fund had $1,222,358 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities 16 .4%
Principal
Amount ($) Value ($)
Airlines 0 .5%
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 400,513 358,591
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 707,581 590,165
948,756
Automobiles 0 .4%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 237,638
GLS Auto Receivables
Issuer Trust, Series
2021-2A, Class C, 1.08%,
6/15/2026(a) 500,000 485,732
723,370
Financial Services 0 .3%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 671,394 553,900
Home Equity 6 .7%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 7.70%,
11/25/2033(b) 880,715 769,182
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.38%, 5/25/2037(b) 1,382,840 939,734
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 2.82%, 5/25/2036(b) 2,223,718 1,446,251
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.33%,
4/25/2037(b) 434,525 281,929
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
5.63%, 8/25/2036(b) 1,602,675 710,203
Series 2007-CH3, Class
M2, 5.47%, 3/25/2037(b) 1,500,000 1,246,316
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.36%, 5/25/2037(b) 1,131,965 1,061,215
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.65%, 6/25/2037(b) 3,828,803 969,957
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 5.71%,
5/25/2036(b) 1,500,000 1,297,014
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 5.72%, 1/25/2036(b) 2,049,000 1,415,670
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 777,313
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 5.49%, 8/25/2036(b) 3,984,004 1,254,967
12,169,751
Other 8 .2%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 7,928 7,895
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
6.48%, 7/20/2034(a)(b) 500,000 490,022
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
6.47%, 1/18/2035(a)(b) 500,000 485,932
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
6.47%, 1/20/2035(a)(b) 500,000 488,675
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 857,657
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 6.39%, 4/14/2035(a)(b) 500,000 484,968
FS RIALTO, Series 2021-
FL2, Class A, 6.44%,
5/16/2038(a)(b) 368,783 360,178
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 7.47%,
1/19/2039(a)(b) 200,000 193,632
Generate CLO 9 Ltd., Series
9A, Class A, 6.45%,
10/20/2034(a)(b) 500,000 488,371
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 289,195
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
6.58%, 4/15/2034(a)(b) 500,000 492,851
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,035,319 845,932
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 608,401 484,739

52 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 8.95%, 7/20/2030(a)(b) 250,000 223,619
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
6.53%, 1/20/2032(a)(b) 500,000 491,367
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
6.46%, 7/25/2034(a)(b) 500,000 486,916
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 166,262 164,344
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 723,750 703,722
Ocean Trails CLO X, Series
2020-10A, Class AR,
6.48%, 10/15/2034(a)(b) 500,000 489,499
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 342,160
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 478,761
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 462,892
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
8.15%, 3/25/2026(a)(b) 850,000 820,431
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 791,957 736,849
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.44%, 10/20/2030(a)(b) 476,875 472,588
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 411,695 344,277
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 450,115 394,113
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.34%, 1/17/2032(a)
(b) 500,000 492,254
Trimaran Cavu Ltd., Series
2021-3A, Class A, 6.47%,
1/18/2035(a)(b) 500,000 487,710
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 146,333 140,198
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 123,237 116,936
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 401,366 309,795
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 317,185 296,902
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
7.00%, 7/20/2032(a)(b) 500,000 477,265
14,902,645
Student Loan 0 .3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 448,046
Total Asset-Backed Securities
(cost $34,744,910)
29,746,468
Collateralized Mortgage Obligations 17 .0%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 6.04%,
12/18/2037(a)(b) 63,151 62,338
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.50%, 12/25/2035(b) 954,393 796,588
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,895,180 988,121
Series 2006-OA7, Class
1A2, 4.92%, 6/25/2046(b) 1,392,314 1,180,220
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.63%, 2/25/2036(b) 808,503 699,693
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,570,574 738,913
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,138,304 569,644
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 980,425 946,702
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 882,891 838,056
FHLMC REMICS
Series 5004, Class LS, IO,
1.00%, 7/25/2050(b) 2,849,118 344,564
Series 5198, Class KZ,
2.00%, 2/25/2052 2,263,171 1,386,840
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,426,981 1,306,486
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,022,809 1,765,783
Series 2018-33, Class A,
3.00%, 5/25/2048 629,477 563,068
Series 2019-64, Class D,
2.50%, 11/25/2049 412,534 355,905
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,842,527 281,684

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 53
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,140,550 1,867,451
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 540,664
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,661,222 78,661
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 7,256,869 977,425
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,083,323 402,404
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,621,927 448,643
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,841,752 430,810
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,380,841 3,675,911
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 4,000,534 545,884
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.51%,
7/25/2047(b) 668,159 461,378
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 340,839 335,797
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 396,181 383,731
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 384,950
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,813,621 1,784,240
RALI Trust
Series 2006-QS6, Class
1A11, 5.85%, 6/25/2036(b) 1,493,442 1,059,276
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 967,605 771,997
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,856,138 1,607,881
Towd Point Mortgage Trust,
Series 2022-1, Class A1,
3.75%, 7/25/2062(a)(b) 1,153,866 1,063,489
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 397,374
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 839,889 787,426
Total Collateralized Mortgage Obligations
(cost $36,448,678)
30,829,997
Commercial Mortgage-Backed Securities 6 .5%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 128,887
Series 2017-BNK6, Class
XA, IO, 0.91%, 7/15/2060(b) 4,094,927 95,555
Series 2018-BN10, Class
XA, IO, 0.84%, 2/15/2061(b) 2,748,163 70,880
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.16%, 2/15/2053(b) 1,970,587 96,993
Series 2021-C12, Class XA,
IO, 1.07%, 11/15/2054(b) 2,716,446 148,063
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(b) 1,000,000 157,081
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 10,904
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 61,429
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.88%, 9/15/2053(b) 1,311,039 94,758
Series 2021-B27, Class XA,
IO, 1.38%, 7/15/2054(b) 1,997,708 137,733
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
7.19%, 9/15/2036(a)(b) 134,000 126,435
Series 2021-SOAR, Class
A, 5.86%, 6/15/2038(a)(b) 193,866 188,756
BX Trust
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 169,134
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 83,071
BXMT Ltd., Series 2021-
FL4, Class A, 6.31%,
5/15/2038(a)(b) 125,000 117,982
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.02%, 11/13/2050(b) 5,080,320 126,031
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.77%,
5/10/2058(b) 1,915,501 63,857
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 83,506
Series 2014-GC19, Class
XA, IO, 1.26%, 3/11/2047(b) 3,190,076 8,720
Series 2014-GC21, Class
XA, IO, 1.28%, 5/10/2047(b) 2,744,018 15,284
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 54,400

54 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CLNC Ltd., Series 2019-
FL1, Class A, 6.46%,
8/20/2035(a)(b) 4,213 4,193
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 220,543
Series 2014-CR20,
Class XA, IO, 1.08%,
11/10/2047(b) 5,271,244 42,887
Series 2015-CR23, Class C,
4.44%, 5/10/2048(b) 407,000 351,726
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.02%, 1/15/2049(b) 603,135 23,554
Series 2017-CX10,
Class XA, IO, 0.89%,
11/15/2050(b) 6,006,681 140,081
Series 2017-CX10, Class C,
4.31%, 11/15/2050(b) 247,000 194,349
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 206,192
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 38,875
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,326 141,635
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 82,819
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 115,778
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,502,373 1,347,875
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,162,990 328,621
Series 2022-M5, Class X,
IO, 0.70%, 1/1/2034(b) 13,031,000 497,159
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,314,760 310,657
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,782,960 271,776
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,367,881 372,833
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 5,067,674 325,029
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 4,989,544 317,510
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 6,041,872 451,584
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,653,137 395,881
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,409,494 362,809
GPMT Ltd., Series 2021-
FL3, Class A, 6.41%,
7/16/2035(a)(b) 113,245 109,407
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Great Wolf Trust
Series 2019-WOLF, Class
E, 7.99%, 12/15/2036(a)(b) 100,000 97,035
Series 2019-WOLF, Class F,
8.39%, 12/15/2036(a)(b) 100,000 95,533
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 7.04%,
7/15/2031(a)(b) 100,000 67,979
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.69%, 11/10/2049(b) 5,401,371 81,977
Series 2017-GS8, Class XA,
IO, 1.08%, 11/10/2050(b) 4,796,369 148,985
Series 2018-GS9, Class C,
4.50%, 3/10/2051(b) 175,000 143,586
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 90,059
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 166,550
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.77%, 5/13/2053(b) 1,347,188 87,985
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 123,081
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
6.69%, 5/15/2036(a)(b) 107,635 107,422
Med Trust, Series 2021-
MDLN, Class G, 10.44%,
11/15/2038(a)(b) 200,040 187,285
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 6.06%,
4/15/2038(a)(b) 200,000 196,301
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.41%, 5/15/2050(b) 2,402,207 82,632
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
7.52%, 11/15/2034(a)(b) 111,000 105,241
Series 2019-L3, Class XA,
IO, 0.76%, 11/15/2052(b) 3,018,341 92,048
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 87,482
One New York Plaza Trust,
Series 2020-1NYP, Class C,
7.39%, 1/15/2036(a)(b) 150,000 130,572
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
2.02%, 10/10/2048(b) 2,675,814 101,580

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 55
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 165,321
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 141,153
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.71%, 5/15/2048(b) 8,135,100 64,580
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 165,569
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 125,343
Series 2021-C59, Class XA,
IO, 1.66%, 4/15/2054(b) 1,660,405 134,854
Total Commercial Mortgage-Backed
Securities
(cost $13,104,483) 11,683,385
Corporate Bonds 13 .2%
Aerospace & Defense 0 .2%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 147,758
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 70,297
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 61,308
279,363
Automobile Components 0 .0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 30,000 27,329
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 60,000 52,125
79,454
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 94,402
Hyundai Capital America ,
5.68%, 6/26/2028(a) 110,000 109,120
203,522
Banks 1 .9%
Banco Continental SAECA ,
Reg. S, 2.75%, 12/10/2025 150,000 135,562
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 146,874
Banco GNB Sudameris SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.56%),
7.05%, 4/3/2027(e) 50,000 47,125
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Industrial SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.44%),
4.88%, 1/29/2031(e) 150,000 137,532
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 167,750
Bank Hapoalim BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.16%),
3.21%, 1/21/2032(a)(e) 200,000 171,303
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,406
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,318
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 218,034
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 175,000 137,443
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 265,000 255,144
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(e) 300,000 280,467
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 178,766
Global Bank Corp. ,
Reg. S, (ICE LIBOR USD
3 Month + 3.30%), 5.25%,
4/16/2029(e) 200,000 181,534
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 70,000 69,062
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(e) 170,000 141,205
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 165,000 138,998
Multibank, Inc. ,
7.75%, 2/3/2028(a) 200,000 202,254
Santander Holdings USA, Inc. ,
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 160,000 138,189

56 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 145,000 141,912
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(e) 65,000 62,476
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(e) 145,000 135,045
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 58,645
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 141,902
3,355,946
Beverages 0 .2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 130,000 137,019
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 54,082
2.88%, 5/1/2030 105,000 91,085
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 43,303
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 38,558
364,047
Biotechnology 0 .1%
AbbVie, Inc. ,
3.85%, 6/15/2024 50,000 49,155
3.80%, 3/15/2025 95,000 92,361
Amgen, Inc. ,
5.25%, 3/2/2030 35,000 35,070
5.75%, 3/2/2063 60,000 60,866
237,452
Building Products 0 .1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 100,000 98,927
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 49,675
Griffon Corp. ,
5.75%, 3/1/2028 40,000 37,397
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 55,000 47,636
233,635
Capital Markets 0 .5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 230,000 171,299
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 6.49%,
5/15/2026(e) 274,000 277,272
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 190,000 151,744
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 365,000 276,940
877,255
Chemicals 0 .2%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 45,000 32,487
Braskem Idesa SAPI ,
Reg. S, 6.99%, 2/20/2032 200,000 129,557
Braskem Netherlands Finance
BV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(e) 200,000 204,000
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 40,965
407,009
Commercial Services & Supplies 0 .1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 65,000 61,681
9.75%, 7/15/2027(a) 55,000 48,618
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 57,362
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 48,416
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 51,347
267,424
Communications Equipment 0 .0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 45,000 35,478
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 133,582 92,810
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 112,164
Quanta Services, Inc. ,
2.35%, 1/15/2032 175,000 137,693
342,667
Consumer Finance 0 .4%
American Express Co. ,
3.95%, 8/1/2025 130,000 126,173
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 100,000 88,877
3.25%, 2/15/2027(a) 50,000 44,545

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.98%,
7/24/2026(e) 135,000 130,849
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 76,203
3.10%, 1/12/2032 35,000 28,308
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 56,018
Navient Corp. ,
5.00%, 3/15/2027 30,000 26,839
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 66,029
643,841
Consumer Staples Distribution & Retail 0 .2%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 68,651
3.50%, 4/3/2030 155,000 138,993
Dollar Tree, Inc. ,
4.00%, 5/15/2025 125,000 121,005
Sysco Corp. ,
3.25%, 7/15/2027 80,000 74,698
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 37,299
440,646
Containers & Packaging 0 .2%
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 35,000 33,379
Pactiv Evergreen Group
Issuer LLC ,
4.38%, 10/15/2028(a) 50,000 43,293
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 65,000 67,405
WRKCo, Inc. ,
3.75%, 3/15/2025 135,000 129,865
273,942
Distributors 0 .0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 55,800
Diversified Consumer Services 0 .0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 69,008
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 37,969
2.25%, 2/1/2032 175,000 139,003
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 42,754
4.75%, 2/1/2032(a) 45,000 36,697
4.25%, 1/15/2034(a) 40,000 30,231
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,767
5.00%, 5/1/2028(a) 30,000 25,884
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
10.50%, 5/15/2030(a) 37,000 37,541
Verizon Communications, Inc. ,
1.75%, 1/20/2031 285,000 224,846
588,692
Electric Utilities 0 .7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 104,012
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 30,483
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 207,951
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 45,857
Exelon Corp. ,
5.15%, 3/15/2028 95,000 94,568
4.10%, 3/15/2052 20,000 16,122
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 168,000 141,413
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 165,420 148,465
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 156,499
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 72,730
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,011
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 65,000 50,742
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 85,000 66,545
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 150,000 137,523
1,331,921
Electronic Equipment, Instruments & Components 0 .1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 120,000 110,700
Energy Equipment & Services 0 .1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 61,507
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 60,938 60,100
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 45,193
166,800
Entertainment 0 .1%
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(a) 75,000 69,937
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 155,000 144,579
214,516

58 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 0 .1%
National Rural Utilities
Cooperative Finance Corp. ,
4.80%, 3/15/2028 30,000 29,658
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 85,000 69,823
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 72,291
171,772
Food Products 0 .2%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 95,000 79,746
MARB BondCo plc ,
Reg. S, 3.95%, 1/29/2031 200,000 143,172
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 7,887
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 138,232
369,037
Gas Utilities 0 .1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 32,553
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 75,000 62,786
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 61,364
156,703
Ground Transportation 0 .3%
CSX Corp. ,
3.35%, 9/15/2049 185,000 136,477
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 162,470
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 70,000 65,524
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 140,889
505,360
Health Care Equipment & Supplies 0 .1%
Becton Dickinson & Co. ,
4.69%, 2/13/2028 125,000 123,303
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 82,431
205,734
Health Care Providers & Services 0 .6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 80,000 64,800
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 50,000 42,062
CVS Health Corp. ,
5.13%, 2/21/2030 40,000 39,724
5.30%, 6/1/2033 70,000 69,891
5.88%, 6/1/2053 65,000 66,655
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc. ,
4.10%, 5/15/2032 145,000 135,116
HCA, Inc. ,
4.13%, 6/15/2029 75,000 69,404
5.13%, 6/15/2039 80,000 74,215
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 27,864
4.38%, 2/15/2027(a) 40,000 30,951
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 75,000 55,500
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 63,508
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 35,000 34,642
6.13%, 6/15/2030 85,000 83,784
UnitedHealth Group, Inc. ,
4.25%, 1/15/2029 280,000 272,033
1,130,149
Health Care REITs 0 .1%
Welltower OP LLC ,
2.05%, 1/15/2029 165,000 137,168
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 170,000 144,008
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 70,000 60,326
204,334
Hotels, Restaurants & Leisure 0 .7%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 112,645
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 39,294
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 151,897
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 36,380
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 108,445
3.80%, 2/15/2028 185,000 172,988
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 60,000 51,062
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 147,140
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 88,305
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 43,803
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 45,000 34,085
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 75,000 66,000

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 75,094
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 80,000 73,530
9.13%, 7/15/2031(a) 120,000 121,200
1,321,868
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 51,870
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 15,000 9,000
60,870
Household Products 0 .0%
†
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 25,000 22,875
Independent Power and Renewable Electricity Producers
0 .0%
†
Calpine Corp. ,
4.63%, 2/1/2029(a) 30,000 25,311
Insurance 0 .5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 37,600
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 67,724
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 127,168
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 43,274
Brown & Brown, Inc. ,
2.38%, 3/15/2031 120,000 96,728
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 50,000 49,012
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 155,000 138,657
HUB International Ltd. ,
7.25%, 6/15/2030(a) 25,000 25,815
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 100,320
MetLife, Inc. ,
5.25%, 1/15/2054 140,000 135,416
821,714
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 145,000 148,917
Machinery 0 .0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 33,935
Media 0 .6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 4,000 4,010
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 230,000 174,110
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 25,000 18,500
Comcast Corp. ,
2.94%, 11/1/2056 212,000 138,059
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 36,226
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 33,470
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 42,630
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 38,992
News Corp. ,
5.13%, 2/15/2032(a) 30,000 27,371
Omnicom Group, Inc. ,
2.45%, 4/30/2030 165,000 138,404
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 65,000 52,484
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 76,675
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 28,689
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 38,662
7.38%, 6/30/2030(a) 70,000 66,648
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 104,179
1,019,109
Metals & Mining 0 .1%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 75,931
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 90,161
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 46,192
212,284
Multi-Utilities 0 .1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 68,433
4.88%, 6/1/2028 140,000 136,938
205,371
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 140,000 102,309
Oil, Gas & Consumable Fuels 1 .5%
AI Candelaria Spain SA ,
Reg. S, 5.75%, 6/15/2033 250,000 185,293
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 23,146

60 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033 135,000 133,606
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 56,632
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 150,000 140,067
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,742
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 40,000 40,452
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,345
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 80,000 71,217
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
8/05/2023(d)(h) 100,000 99,441
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 132,358
Energy Transfer LP ,
4.75%, 1/15/2026 70,000 68,429
5.00%, 5/15/2044(c) 90,000 75,698
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 74,459
Exxon Mobil Corp. ,
2.99%, 3/19/2025 85,000 81,888
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 56,153
4.25%, 2/15/2030(a) 85,000 74,163
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 42,359
5.75%, 2/1/2029(a) 60,000 54,329
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 166,400 159,744
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 150,000 145,362
MPLX LP ,
1.75%, 3/1/2026 60,000 54,463
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 40,000 39,395
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 47,713
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 152,935
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 62,792
Phillips 66 Co. ,
4.95%, 12/1/2027 60,000 59,465
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 90,000 88,586
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 37,667
4.75%, 2/1/2032 45,000 39,660
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,483
4.50%, 5/15/2029 20,000 17,744
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 77,081
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 45,000 45,704
8.38%, 6/1/2031(a) 30,000 30,245
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 56,622
2,667,438
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 141,000 135,962
Passenger Airlines 0 .1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 185,000 179,631
Personal Care Products 0 .0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 38,333
Pharmaceuticals 0 .2%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 5,012
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 22,407
11.00%, 9/30/2028(a) 9,000 6,393
14.00%, 10/15/2030(a) 1,000 595
Merck & Co., Inc. ,
4.50%, 5/17/2033 50,000 49,596
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 145,951
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 41,401
271,355
Professional Services 0 .1%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 150,000 147,162
Real Estate Management & Development 0 .0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 40,000 28,427
Residential REITs 0 .1%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 143,657
Retail REITs 0 .0%
†
Realty Income Corp. ,
5.05%, 1/13/2026 70,000 69,383
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 173,000 144,673
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 108,082
NXP BV ,
3.88%, 6/18/2026 105,000 100,858

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,492
400,105
Software 0 .3%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 60,000 50,498
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 45,000 39,920
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 74,397
Oracle Corp. ,
6.25%, 11/9/2032 15,000 15,922
3.80%, 11/15/2037 15,000 12,264
3.60%, 4/1/2050 160,000 114,330
Workday, Inc. ,
3.70%, 4/1/2029 155,000 143,740
451,071
Specialized REITs 0 .1%
Crown Castle, Inc. ,
4.30%, 2/15/2029 145,000 136,329
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 80,000 80,134
4.50%, 2/15/2031(a) 30,000 25,777
242,240
Specialty Retail 0 .2%
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 40,000 27,774
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 160,000 156,805
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 36,357
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 75,370
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 58,031
Staples, Inc. ,
7.50%, 4/15/2026(a) 60,000 49,555
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 45,000 32,890
436,782
Technology Hardware, Storage & Peripherals 0 .1%
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 55,000 55,016
NetApp, Inc. ,
1.88%, 6/22/2025 105,000 97,561
152,577
Tobacco 0 .1%
BAT Capital Corp. ,
2.73%, 3/25/2031 170,000 135,402
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 109,482
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure 0 .2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 183,000 143,327
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 161,816
Rutas 2 and 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 180,000 117,270
422,413
Water Utilities 0 .1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 135,526
Wireless Telecommunication Services 0 .2%
CT Trust ,
Reg. S, 5.13%, 2/3/2032 200,000 160,519
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 235,000 215,931
376,450
Total Corporate Bonds
(cost $26,766,383)
23,977,334
Foreign Government Securities 0 .2%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 149,141
DOMINICAN REPUBLIC 0.0%
†
Dominican Republic
Government Bond,
Reg. S, 8.63%, 4/20/2027 100,000 104,125
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 176,500
Total Foreign Government Securities
(cost $544,672)
429,766
Mortgage-Backed Securities 21 .3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,422,420 1,314,257
Pool# G08775
4.00%, 8/1/2047 439,495 416,164
Pool# Q51461
3.50%, 10/1/2047 603,671 558,103
FHLMC Pool Gold Pool Pool#
WA3229 ,
4.09%, 9/1/2032 3,974,164
3,769,599
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,635,983 1,442,674

62 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8257
4.50%, 10/1/2052 1,433,047 1,377,956
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,779,198
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,814,041
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,030,557
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,701,771
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,308,743 1,170,712
Pool# MA2888
2.50%, 1/1/2047 1,020,664 877,937
Pool# AS9937
3.00%, 7/1/2047 1,016,507 909,525
Pool# MA4097
3.00%, 8/1/2050 2,698,611 2,391,708
Pool# FM4865
2.50%, 11/1/2050 2,934,179 2,503,586
Pool# FS1472
3.50%, 11/1/2050 2,486,704 2,291,175
Pool# FM8215
2.50%, 3/1/2051 1,455,082 1,250,607
Pool# FM7203
2.00%, 5/1/2051 2,545,816 2,091,046
Pool# CB0705
3.00%, 6/1/2051 1,429,511 1,265,626
Pool# FM8104
3.00%, 7/1/2051 1,622,104 1,433,218
Pool# MA4416
3.50%, 9/1/2051 1,243,193 1,134,959
Pool# FS3394
4.00%, 10/1/2052 3,310,914 3,108,588
Total Mortgage-Backed Securities
(cost $44,306,597)
38,633,007
U.S. Treasury Obligations 20 .3%
U.S. Treasury Bonds
3.63%, 2/15/2053 10,900,000 10,460,594
3.63%, 5/15/2053 15,000,000 14,416,407
U.S. Treasury Notes
3.88%, 3/31/2025 1,000,000 980,352
3.88%, 4/30/2025 1,620,000 1,588,486
3.75%, 4/15/2026 1,990,000 1,947,712
4.13%, 6/15/2026 1,240,000 1,227,503
4.00%, 2/29/2028 760,000 754,389
3.63%, 3/31/2028 990,000 966,951
3.63%, 5/31/2028 750,000 733,594
4.00%, 6/30/2028 740,000 735,953
3.63%, 3/31/2030 930,000 909,729
3.75%, 5/31/2030 1,110,000 1,094,564
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 2/15/2033 940,000 915,619
Total U.S. Treasury Obligations
(cost $36,951,930)
36,731,853
Investment Company 2 .1%
Shares
Fixed Income Fund 2 .1%
DoubleLine Floating Rate
Fund, Class I 412,891 3,699,505
Total Investment Company
(cost $3,937,321)
3,699,505
Short-Term Investment 0 .2%
Principal
Amount ($)
U.S. Treasury Obligation 0 .2%
U.S. Treasury Bills, 5.50%,
12/28/2023 320,000 311,715
Total Short-Term Investment
(cost $312,888)
311,715
Total Investments
(cost $197,117,862) — 97.2%
176,043,030
Other assets in excess of
liabilities — 2.8% 5,013,422
NET ASSETS — 100.0%
$ 181,056,452

NVIT DoubleLine Total Return Tactical Fund - June 30, 2023 (Unaudited) - Statement of Investments - 63
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$35,227,251 which represents 19.46% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2023. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0 .2%
Shares Value ($)
Media Entertainment 0 .0%
†
iHeartMedia, Inc., Class A * 4,485 16,325
Oil Field Services 0 .2%
Superior Energy Services
LLC *^∞ 3,365 222,090
Total Common Stocks
(cost $178,315)
238,415
Corporate Bonds 96 .0%
Principal
Amount ($)
Aerospace / Defense 1 .6%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 450,000 447,801
5.50%, 11/15/2027 1,100,000 1,037,520
4.88%, 5/1/2029 150,000 133,989
1,619,310
Airlines 0 .3%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 350,000 346,741
Automotive 6 .3%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 284,986
7.00%, 4/15/2028(a) 75,000 75,826
8.25%, 4/15/2031(a) 100,000 101,541
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 23,014
8.50%, 5/15/2027(a) 1,125,000 1,126,841
6.75%, 5/15/2028(a) 100,000 99,650
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 26,000 25,626
Dana, Inc. ,
5.38%, 11/15/2027 25,000 23,682
4.50%, 2/15/2032 325,000 269,756
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 632,225
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 697,406
4.39%, 1/8/2026 400,000 378,561
2.70%, 8/10/2026 200,000 178,555
4.27%, 1/9/2027 450,000 416,551
7.35%, 11/4/2027 250,000 255,280
6.80%, 5/12/2028 200,000 200,183
5.11%, 5/3/2029 450,000 417,334
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 550,000 517,288
6.38%, 5/15/2029(a)(b) 250,000 231,694
OPENLANE, Inc. ,
5.13%, 6/1/2025(a) 24,000 23,520
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 250,000 205,000
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 150,000 151,903
6,336,422
Corporate Bonds
Principal
Amount ($) Value ($)
Banking 0 .1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 125,000 120,383
Building Materials 3 .8%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 68,352
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 307,123
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 392,500
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 605,375
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 264,000
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 141,859
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 61,875
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 129,545
6.00%, 12/1/2029(a) 600,000 517,830
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 381,220
3.38%, 1/15/2031(a) 500,000 402,521
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 400,000 362,500
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 191,586
3,826,286
Cable Satellite 7 .8%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,828
5.13%, 5/1/2027(a) 200,000 186,249
5.00%, 2/1/2028(a) 525,000 478,322
5.38%, 6/1/2029(a) 175,000 158,216
4.75%, 3/1/2030(a) 750,000 641,313
4.50%, 8/15/2030(a) 75,000 62,452
4.50%, 5/1/2032 400,000 319,383
4.50%, 6/1/2033(a) 125,000 98,161
4.25%, 1/15/2034(a) 50,000 37,788
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 186,008
5.50%, 4/15/2027(a) 400,000 332,795
7.50%, 4/1/2028(a) 250,000 142,493
5.75%, 1/15/2030(a) 775,000 365,932
4.50%, 11/15/2031(a) 475,000 331,178
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 249,050
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 111,567
5.13%, 6/1/2029 450,000 208,956
DISH Network Corp. ,
11.75%, 11/15/2027(a) 275,000 268,375
Intelsat Jackson Holdings ,
8.50%, 10/15/2024^∞(a)(c) 75,000 0

NVIT Federated High Income Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Intelsat Jackson Holdings,
9.75%, 7/15/2025^∞(a)(c) 100,000 0
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023^∞(c) 225,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 525,000 470,005
4.00%, 7/15/2028(a) 125,000 108,609
3.88%, 9/1/2031(a) 325,000 251,320
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 550,200
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 535,008
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 180,911
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 225,000 196,815
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 582,049
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 322,147
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 229,455
5.13%, 2/28/2030(a) 250,000 189,308
7,878,893
Chemicals 3 .4%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 164,946
3.38%, 2/15/2029(a) 150,000 127,687
Diamond BC BV ,
4.63%, 10/1/2029(a) 675,000 680,914
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 196,285
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 66,753
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 550,000 426,250
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 174,272
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 250,000 225,400
4.25%, 10/1/2028(a) 200,000 158,109
9.75%, 11/15/2028(a) 225,000 219,442
6.25%, 10/1/2029(a) 450,000 325,486
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 300,000 176,997
SPCM SA ,
3.38%, 3/15/2030(a) 250,000 207,964
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 245,790
7.38%, 3/1/2031(a) 50,000 48,999
3,445,294
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery 0 .6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 303,023
Ritchie Bros Holdings, Inc. ,
6.75%, 3/15/2028(a) 50,000 50,396
7.75%, 3/15/2031(a) 25,000 25,936
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 36,415
4.88%, 1/15/2028 150,000 142,738
3.88%, 2/15/2031 75,000 64,935
623,443
Consumer Cyclical Services 3 .0%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 284,683
9.75%, 7/15/2027(a) 775,000 685,064
6.00%, 6/1/2029(a) 200,000 147,581
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 807,000 779,637
7.75%, 2/15/2028(a) 125,000 124,078
6.00%, 6/1/2029(a) 400,000 327,783
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 190,000
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 255,039
4.13%, 8/1/2030(a) 325,000 278,362
3,072,227
Consumer Products 1 .7%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 825,000 767,253
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 350,000 305,375
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 175,000 168,249
4.75%, 6/15/2028(a) 200,000 178,320
4.38%, 3/31/2029(a) 375,000 323,138
1,742,335
Diversified Manufacturing 1 .0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 600,000 590,402
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 433,524
1,023,926
Finance Companies 2 .2%
Navient Corp. ,
6.75%, 6/25/2025 50,000 49,160
5.50%, 3/15/2029 550,000 468,914
9.38%, 7/25/2030 125,000 124,331
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 250,000 221,250
3.63%, 3/1/2029(a) 325,000 273,152
3.88%, 3/1/2031(a) 75,000 60,814
4.00%, 10/15/2033(a) 75,000 58,668
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 350,000 333,028

66 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies
United Wholesale Mortgage
LLC,
5.75%, 6/15/2027(a) 375,000 342,360
5.50%, 4/15/2029(a) 375,000 321,562
2,253,239
Food & Beverage 2 .2%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 275,000 274,746
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 503,125
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 48,177
4.25%, 8/1/2029(a) 275,000 244,835
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 273,315
5.50%, 12/15/2029(a) 325,000 299,900
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 411,997
4.63%, 6/1/2030(a) 175,000 156,842
2,212,937
Food & Staples Retailing 0 .0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4 .6%
Affinity Interactive ,
6.88%, 12/15/2027(a) 400,000 351,999
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 94,748
4.75%, 6/15/2031(a) 50,000 44,667
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 175,000 174,190
8.13%, 7/1/2027(a) 400,000 409,387
7.00%, 2/15/2030(a) 150,000 150,636
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 25,296
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 48,500
Churchill Downs, Inc. ,
6.75%, 5/1/2031(a) 250,000 247,187
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 375,000 331,143
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 600,000 573,000
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 150,000 123,105
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 100,000 94,250
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 625,000 550,000
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 306,375
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Scientific Games International,
Inc.,
7.25%, 11/15/2029(a) 200,000 200,250
Station Casinos LLC ,
4.50%, 2/15/2028(a) 275,000 246,832
4.63%, 12/1/2031(a) 175,000 147,437
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 149,076
3.50%, 2/15/2025(a) 25,000 23,888
4.25%, 12/1/2026(a) 150,000 140,322
3.88%, 2/15/2029(a) 25,000 21,939
4.63%, 12/1/2029(a) 175,000 158,877
4.13%, 8/15/2030(a) 75,000 66,032
4,679,136
Health Insurance 0 .4%
Centene Corp. ,
4.25%, 12/15/2027 100,000 93,496
4.63%, 12/15/2029 275,000 253,120
3.38%, 2/15/2030 125,000 107,430
454,046
Healthcare 5 .2%
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 79,817
5.13%, 3/1/2030(a) 225,000 182,250
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 388,004
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 208,558
3.88%, 11/1/2029(a) 450,000 393,988
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 400,000 249,808
6.13%, 4/1/2030(a) 250,000 148,930
5.25%, 5/15/2030(a) 175,000 137,852
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 83,028
6.75%, 2/15/2030(a) 200,000 179,232
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 134,344
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 175,000 96,250
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 265,532
6.50%, 5/15/2030(a) 200,000 201,975
Medline Borrower LP ,
3.88%, 4/1/2029(a) 200,000 173,813
5.25%, 10/1/2029(a) 1,025,000 889,391
Pediatrix Medical Group, Inc. ,
5.38%, 2/15/2030(a) 125,000 115,000
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 125,000 104,828
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 70,688
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 175,000 170,448
6.25%, 2/1/2027 250,000 247,442

NVIT Federated High Income Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
5.13%, 11/1/2027 200,000 190,935
4.63%, 6/15/2028 25,000 23,350
6.13%, 10/1/2028 75,000 72,202
4.25%, 6/1/2029 175,000 158,100
6.13%, 6/15/2030 250,000 246,425
5,212,190
Independent Energy 4 .4%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,190
5.38%, 3/1/2030(a) 125,000 115,718
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 375,000 362,876
8.25%, 12/31/2028(a) 175,000 172,096
5.88%, 6/30/2029(a) 75,000 66,911
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 115,625
Callon Petroleum Co. ,
8.25%, 7/15/2025 100,000 99,250
7.50%, 6/15/2030(a) 100,000 94,387
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 25,000 24,374
5.88%, 2/1/2029(a) 25,000 23,747
7.00%, 10/1/2099(c) 200,000 4,000
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 49,569
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 100,000 101,130
8.75%, 7/1/2031(a) 50,000 50,690
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 365,979
5.88%, 1/15/2030(a) 150,000 130,225
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 369,450
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 48,909
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 475,000 471,750
8.88%, 7/15/2030 50,000 57,469
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 99,600
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 270,875
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 96,045
8.25%, 1/15/2029 125,000 130,150
4.75%, 2/15/2030(a) 75,000 67,219
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 175,000 161,430
SM Energy Co. ,
6.75%, 9/15/2026 125,000 121,839
6.50%, 7/15/2028 125,000 120,000
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 182,180
5.38%, 3/15/2030 50,000 46,660
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 400,000 412,000
4,445,343
Industrial - Other 1 .8%
Emerald Debt Merger Sub
LLC ,
6.63%, 12/15/2030(a) 425,000 421,281
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 800,000 647,927
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 425,000 382,493
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 225,000 204,094
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 184,775
1,840,570
Insurance - P&C 7 .7%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 575,000 519,215
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 844,879 777,289
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 296,271
5.63%, 1/15/2029(a) 125,000 108,192
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 1,025,000 889,228
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 525,000 514,627
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,125,000 1,122,024
5.63%, 12/1/2029(a) 675,000 605,530
7.25%, 6/15/2030(a) 150,000 154,890
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 331,568
10.50%, 12/15/2030(a) 250,000 250,770
NFP Corp. ,
6.88%, 8/15/2028(a) 1,100,000 954,822
7.50%, 10/1/2030(a) 250,000 242,052
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 275,000 243,430
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 744,375
7,754,283
Leisure 0 .5%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 402,785
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 70,609
473,394
Lodging 0 .2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,042
4.88%, 1/15/2030 100,000 93,242

68 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Lodging
Hilton Domestic Operating
Co., Inc.,
3.63%, 2/15/2032(a) 50,000 41,687
208,971
Media Entertainment 5 .4%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 6,375
6.75%, 3/31/2029(a) 200,000 4,526
CMG Media Corp. ,
8.88%, 12/15/2027(a) 700,000 490,592
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 163,000 112,040
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 200,000 5,033
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 115,988
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 375,000 336,240
7.00%, 5/15/2027(a) 125,000 106,644
4.75%, 10/15/2030(a) 75,000 50,860
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 63,246
8.38%, 5/1/2027 620,964 413,674
4.75%, 1/15/2028(a) 125,000 94,236
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 69,750
3.63%, 1/15/2031 50,000 42,125
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 302,930
4.75%, 11/1/2028(a) 375,000 325,318
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 42,018
4.63%, 3/15/2030(a) 175,000 145,794
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 175,000 147,530
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 125,000 88,100
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 202,365
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 300,000 254,169
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 900,000 770,159
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 496,076
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 85,916
7.38%, 6/30/2030(a) 150,000 142,817
Urban One, Inc. ,
7.38%, 2/1/2028(a) 425,000 370,230
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 194,505
5,479,256
Metals & Mining 0 .4%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 202,644
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 247,500
450,144
Midstream 6 .2%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 72,391
5.88%, 8/20/2026 400,000 376,240
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 289,331
5.75%, 1/15/2028(a) 250,000 238,323
5.38%, 6/15/2029(a) 600,000 557,508
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 160,607
4.00%, 3/1/2031 150,000 132,073
3.25%, 1/31/2032 75,000 61,699
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 148,433
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 225,000 227,793
7.38%, 2/1/2031(a) 100,000 98,565
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 150,719
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 36,591
7.50%, 6/1/2027(a) 50,000 50,478
6.50%, 7/1/2027(a) 475,000 468,479
5.50%, 7/15/2028 75,000 70,966
4.50%, 1/15/2029(a) 125,000 111,487
4.75%, 1/15/2031(a) 325,000 284,695
6.50%, 7/15/2048 75,000 67,827
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 163,781
4.25%, 2/15/2030(a) 100,000 87,250
5.50%, 10/15/2030(a) 125,000 115,624
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 74,087
5.00%, 2/1/2028(a) 275,000 253,676
NuStar Logistics LP ,
5.63%, 4/28/2027 175,000 168,157
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 200,000 193,553
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 144,926
5.00%, 6/1/2031(a) 400,000 334,860
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 74,457
5.00%, 1/15/2028 50,000 47,717
5.50%, 3/1/2030 275,000 264,651
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 129,700
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 141,449
5.45%, 4/1/2044 150,000 126,716
5.30%, 3/1/2048 300,000 250,418

NVIT Federated High Income Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Western Midstream Operating
LP,
5.50%, 8/15/2048 100,000 83,626
6,258,853
Oil Field Services 2 .0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 384,000
6.25%, 4/1/2028(a) 325,000 305,129
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 150,000 140,028
7.50%, 1/15/2028(a) 150,000 131,259
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 75,000 71,365
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 98,745
6.88%, 1/15/2029(a) 125,000 112,940
USA Compression Partners
LP ,
6.88%, 4/1/2026 600,000 587,757
6.88%, 9/1/2027 175,000 167,106
1,998,329
Packaging 5 .0%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 525,000 425,327
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 525,000 415,797
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 317,655
5.25%, 8/15/2027(a) 400,000 338,833
Ball Corp. ,
6.88%, 3/15/2028 25,000 25,496
6.00%, 6/15/2029 100,000 99,250
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 122,344
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,150,000 1,015,132
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 142,651
Mauser Packaging Solutions
Holding Co. ,
7.88%, 8/15/2026(a) 275,000 273,215
9.25%, 4/15/2027(a) 325,000 299,975
OI European Group BV ,
4.75%, 2/15/2030(a) 125,000 112,820
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 207,000 204,967
7.25%, 5/15/2031(a) 200,000 202,500
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 50,000 49,631
5.00%, 4/15/2029(a) 75,000 69,783
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 950,000 914,486
5,029,862
Paper 0 .7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 389,999
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 71,307
3.50%, 3/1/2029(a) 250,000 218,609
3.75%, 2/1/2030(a) 25,000 21,563
701,478
Pharmaceuticals 1 .5%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 96,030
5.00%, 2/15/2029(a) 725,000 298,943
7.25%, 5/30/2029(a) 400,000 170,000
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 81,000
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 600,000 520,728
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 206,256
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 100,000 97,758
1,470,715
REIT – other 0 .0%
†
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 50,512
Restaurants 1 .6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 250,000 230,793
4.00%, 10/15/2030(a) 1,125,000 962,812
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 144,783
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 187,282
4.63%, 1/31/2032 50,000 45,167
5.38%, 4/1/2032 50,000 47,523
1,618,360
Retailers 0 .8%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 192,000
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 325,000 288,478
5.00%, 2/15/2032(a) 75,000 65,302
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 208,760
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 48,516
803,056

70 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Supermarkets 0 .6%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 97,174
6.50%, 2/15/2028(a) 75,000 75,125
3.50%, 3/15/2029(a) 475,000 411,179
583,478
Technology 9 .6%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 694,353
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 202,167
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 125,000 124,375
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 275,000 271,565
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 300,000 276,240
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 600,000 593,274
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 43,563
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 44,322
4.88%, 7/1/2029(a) 475,000 421,375
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 222,595
9.00%, 9/30/2029(a) 175,000 152,851
Coherent Corp. ,
5.00%, 12/15/2029(a) 425,000 383,609
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 300,000 272,250
6.50%, 10/15/2028(a) 300,000 256,500
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 275,000 242,476
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 345,070
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 191,726
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 68,806
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 116,776
GoTo Group, Inc. ,
5.50%, 9/1/2027(a) 250,000 137,531
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 396,599
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 212,500
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 225,379
McAfee Corp. ,
7.38%, 2/15/2030(a) 850,000 739,094
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 128,806
NCR Corp. ,
5.75%, 9/1/2027(a) 25,000 24,994
5.13%, 4/15/2029(a) 350,000 309,841
5.25%, 10/1/2030(a) 350,000 304,291
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 91,010
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 146,276
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 127,021
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 67,504
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 357,935
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 46,502
Seagate HDD Cayman ,
8.25%, 12/15/2029(a) 175,000 182,782
9.63%, 12/1/2032(a) 245,750 271,170
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 194,457
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 44,713
3.75%, 2/15/2031(a) 25,000 21,387
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 215,399
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 125,000 104,796
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 225,000 191,243
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 275,000 223,139
9,688,262
Transportation Services 0 .2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 237,575
Utility - Electric 2 .9%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,451
4.50%, 2/15/2028(a) 125,000 113,166
5.13%, 3/15/2028(a) 325,000 290,031
4.63%, 2/1/2029(a) 75,000 63,276
5.00%, 2/1/2031(a) 50,000 41,354
3.75%, 3/1/2031(a) 175,000 141,768
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 393,750
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 75,444
3.38%, 2/15/2029(a) 150,000 122,681
5.25%, 6/15/2029(a) 300,000 268,269
3.88%, 2/15/2032(a) 50,000 38,524
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 299,215
4.75%, 1/15/2030(a) 225,000 198,562
TransAlta Corp. ,
7.75%, 11/15/2029 200,000 205,900
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 175,000 168,393
5.63%, 2/15/2027(a) 300,000 287,543

NVIT Federated High Income Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a) 175,000 163,803
2,887,130
Wireless Communications 0 .3%
Sprint LLC ,
7.13%, 6/15/2024 100,000 100,894
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 45,943
3.38%, 4/15/2029 150,000 135,457
282,294
Total Corporate Bonds
(cost $109,121,585)
97,108,673
Rights 0 .0%
†
Number of
Rights
Cable Satellite 0 .0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 1,576
Rights
Number of
Rights Value ($)
Independent Energy 0 .0%
†
Media General, Inc., CVR*^∞ 104 0
Total Rights
(cost $0) 1,576
Total Investments
(cost $109,299,900) — 96.2%
97,348,664
Other assets in excess of
liabilities — 3.8% 3,828,501
NET ASSETS — 100.0%
$ 101,177,165
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$82,924,232 which represents 81.96% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
CVR Contingent Value Rights
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 2 .0%
Principal
Amount ($) Value ($)
Financial Services 0 .8%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 721,051 625,588
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,170,743
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 197,158
2,993,489
Other 1 .2%
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,162,639
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 247,986
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 248,035
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,069,544
4,728,204
Total Asset-Backed Securities
(cost $8,110,363)
7,721,693
Collateralized Mortgage Obligations 5 .4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 255,041 234,759
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 951,686 899,559
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 438,670 433,333
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 119 119
Series 1993-149, Class M,
7.00%, 8/25/2023 1,831 1,823
Series 2005-40, Class YG,
5.00%, 5/25/2025 395,656 387,790
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,532,606 2,272,321
Series 2013-59, Class MX,
2.50%, 9/25/2042 9,775,517 8,951,339
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,902,450 1,707,540
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 1,478,838 1,294,867
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 654,168 604,672
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 1,997,003 1,839,434
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,518,359 1,417,244
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 839,888 801,866
Total Collateralized Mortgage Obligations
(cost $22,789,573)
20,846,666
Corporate Bonds 10 .6%
Financial Services 10 .6%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,324,162
Series OO, 1.75%,
11/15/2024 10,000,000 9,528,627
Series NN, 3.25%,
6/15/2025 14,000,000 13,480,977
Series PP, 1.40%,
7/15/2028 15,000,000 12,931,652
Total Corporate Bonds
(cost $44,484,869)
41,265,418
Mortgage-Backed Securities 39 .4%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,922,499 1,835,601
Pool# G08881
3.50%, 6/1/2049 1,197,707 1,106,408
FHLMC Non Gold Pool Pool#
847558 ,
5.39%, 6/1/2035 (b) 382,600
382,453
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,042,140 1,910,993
Pool# SB8083
1.50%, 1/1/2036 7,590,808 6,551,445
Pool# QO0449
2.00%, 6/1/2037 2,822,666 2,502,308
Pool# SD8025
3.50%, 11/1/2049 2,673,119 2,468,162
Pool# SD8030
3.00%, 12/1/2049 1,432,014 1,271,700
Pool# SD8050
3.00%, 3/1/2050 2,107,346 1,870,802
Pool# SD8080
2.00%, 6/1/2050 2,453,458 2,018,462

NVIT Government Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8171
1.50%, 10/1/2051 3,066,817 2,372,715
Pool# SD8182
2.00%, 12/1/2051 4,120,594 3,364,676
Pool# RA6433
2.50%, 12/1/2051 2,940,198 2,494,045
Pool# SD8199
2.00%, 3/1/2052 5,147,690 4,204,023
Pool# QE0958
2.00%, 3/1/2052 3,882,663 3,170,556
Pool# SD8200
2.50%, 3/1/2052 4,164,318 3,533,015
Pool# QE0799
2.50%, 4/1/2052 2,798,480 2,375,875
Pool# SD8244
4.00%, 9/1/2052 2,883,598 2,706,450
Pool# SD8302
6.50%, 2/1/2053 1,388,357 1,417,653
FNMA Pool
Pool# 745684
4.20%, 4/1/2034(b) 1,074,979 1,080,832
Pool# 790760
3.92%, 9/1/2034(b) 340,659 335,007
Pool# 799144
4.16%, 4/1/2035(b) 64,932 63,357
Pool# 822705
4.95%, 4/1/2035(b) 166,027 161,469
Pool# 815217
4.81%, 5/1/2035(b) 521,814 505,153
Pool# 783609
4.96%, 5/1/2035(b) 351,156 342,834
Pool# 821377
5.81%, 5/1/2035(b) 87,520 85,518
Pool# 826181
4.05%, 7/1/2035(b) 579,832 570,837
Pool# 873932
6.31%, 8/1/2036 5,766,417 5,744,135
Pool# 745866
4.47%, 9/1/2036(b) 1,476,772 1,505,322
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,214,342 3,637,311
Pool# FS4058
2.50%, 12/1/2036 6,240,651 5,696,428
Pool# BM5426
3.00%, 12/1/2047 9,081,158 8,127,344
Pool# CA1564
4.50%, 4/1/2048 1,228,107 1,203,292
Pool# BM5267
4.50%, 12/1/2048 3,153,113 3,091,317
Pool# MA3664
4.00%, 5/1/2049 1,133,224 1,079,053
Pool# MA3746
4.00%, 8/1/2049 1,205,195 1,146,498
Pool# BP5843
2.50%, 5/1/2050 5,566,703 4,749,955
Pool# MA4096
2.50%, 8/1/2050 3,647,928 3,118,332
Pool# MA4119
2.00%, 9/1/2050 4,459,671 3,668,830
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4183
2.50%, 11/1/2050 3,065,872 2,617,443
Pool# FS3885
3.00%, 11/1/2051 2,934,384 2,588,893
Pool# MA4492
2.00%, 12/1/2051 5,040,724 4,114,186
Pool# FS1648
2.50%, 1/1/2052 3,246,520 2,759,327
Pool# FS1476
3.00%, 3/1/2052 1,875,184 1,652,089
Pool# MA4577
2.00%, 4/1/2052 13,284,099 10,837,347
Pool# FS1749
2.50%, 4/1/2052 4,225,173 3,587,115
Pool# MA4656
4.50%, 7/1/2052 3,804,169 3,658,124
Pool# MA4698
3.00%, 8/1/2052 1,944,309 1,711,755
Pool# MA4732
4.00%, 9/1/2052 5,787,008 5,431,494
Pool# MA4782
3.50%, 10/1/2052 9,711,076 8,851,140
Pool# MA4785
5.00%, 10/1/2052 4,735,007 4,641,830
Pool# MA4980
6.00%, 4/1/2053 1,445,293 1,457,953
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 49,100 47,659
Pool# 682492
3.50%, 10/15/2025 77,943 75,565
Pool# 719433
3.50%, 10/15/2025 75,907 73,662
Pool# 733504
3.50%, 11/15/2025 134,075 130,043
Pool# 682497
3.50%, 11/15/2025 92,403 89,543
Pool# 740930
3.50%, 11/15/2025 81,490 79,004
Pool# 749618
3.50%, 11/15/2025 38,294 37,125
Pool# 742371
3.50%, 11/15/2025 28,084 27,202
Pool# 750403
3.50%, 11/15/2025 12,927 12,545
Pool# 705178
3.50%, 11/15/2025 2,775 2,701
Pool# 755650
3.50%, 12/15/2025 268,558 260,491
Pool# 682502
3.50%, 12/15/2025 82,488 80,053
GNMA TBA
3.50%, 7/15/2053 2,000,000 1,845,859
5.50%, 7/15/2053 2,500,000 2,488,281
Total Mortgage-Backed Securities
(cost $167,912,958)
152,628,595

74 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Government Bond Fund
U.S. Government Agency Securities 22 .1%
Principal
Amount ($) Value ($)
FFCB
4.38%, 6/23/2026 12,000,000 11,960,174
3.14%, 7/2/2026 13,500,000 12,947,276
2.75%, 11/6/2026 2,000,000 1,884,220
1.95%, 11/27/2029 1,500,000 1,304,816
2.38%, 3/16/2032 15,000,000 12,978,395
3.19%, 3/9/2033 2,475,000 2,253,349
FHLB, 2.13%, 12/14/2029 2,590,000 2,273,604
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,022,406
Resolution Funding
Corp.STRIPS, 0.00%,
1/15/2030(d) 10,000,000 7,501,798
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,615,592
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 24,132,220
Total U.S. Government Agency Securities
(cost $94,150,998)
85,873,850
U.S. Treasury Obligations 20 .0%
U.S. Treasury Bonds
2.50%, 2/15/2045 16,350,000 12,658,477
2.50%, 2/15/2046 5,150,000 3,964,092
2.25%, 8/15/2046 18,250,000 13,333,193
1.25%, 5/15/2050 12,500,000 7,028,809
3.63%, 5/15/2053 3,500,000 3,363,828
U.S. Treasury Notes
3.63%, 5/15/2026 (e) 25,750,000 25,122,344
1.25%, 5/31/2028 14,000,000 12,211,718
Total U.S. Treasury Obligations
(cost $83,411,759)
77,682,461
Total Investments
(cost $420,860,520) — 99.5%
386,018,683
Other assets in excess of
liabilities — 0.5% 1,877,395
NET ASSETS — 100.0%
$ 387,896,078
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$14,814,094 which represents 3.82% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $25,122,344, which was collateralized
by $25,747,124 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.25% – 5.50%, and
maturity dates ranging from 8/15/2024 – 11/15/2042.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS Separate Trading of Registered Interest and
Principal Securities
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - June 30, 2023 (Unaudited) - Statement of Investments - 75
U.S. Government Agency Securities 27 .5%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.05%), 5.11%,
4/25/2024(a) 17,000,000 17,000,000
(SOFR + 0.05%), 5.11%,
5/24/2024(a) 8,000,000 8,000,000
(SOFR + 0.10%), 5.16%,
7/18/2024(a) 16,000,000 16,000,000
(SOFR + 0.08%), 5.14%,
7/22/2024(a) 12,000,000 11,998,412
FHLB
(SOFR + 0.02%), 5.08%,
7/13/2023(a) 32,000,000 32,000,000
(SOFR + 0.09%), 5.15%,
7/14/2023(a) 50,000,000 50,000,000
5.05%, 7/25/2023 20,000,000 19,933,867
(SOFR + 0.07%), 5.13%,
7/25/2023(a) 22,000,000 22,000,000
(SOFR + 0.02%), 5.08%,
8/7/2023(a) 62,000,000 62,000,000
(SOFR + 0.00%), 5.06%,
8/8/2023(a) 45,000,000 45,000,000
(SOFR + 0.01%), 5.07%,
8/17/2023(a) 45,000,000 45,000,000
(SOFR + 0.02%), 5.08%,
8/23/2023(a) 50,000,000 50,000,000
(SOFR + 0.01%), 5.07%,
8/25/2023(a) 50,000,000 50,000,000
5.32%, 8/25/2023 42,000,000 41,663,253
(SOFR + 0.05%), 5.11%,
8/29/2023(a) 42,000,000 42,000,000
(SOFR + 0.09%), 5.15%,
9/14/2023(a) 20,000,000 20,000,000
(SOFR + 0.03%), 5.09%,
9/25/2023(a) 50,000,000 50,000,000
(SOFR + 0.07%), 5.13%,
10/4/2023(a) 21,000,000 21,000,000
(SOFR + 0.07%), 5.13%,
10/19/2023(a) 12,000,000 12,000,000
(SOFR + 0.04%), 5.10%,
10/23/2023(a) 50,000,000 50,000,000
(SOFR + 0.03%), 5.09%,
11/1/2023(a) 40,000,000 40,000,000
(SOFR + 0.04%), 5.10%,
11/16/2023(a) 45,000,000 45,000,000
(SOFR + 0.08%), 5.14%,
11/29/2023(a) 30,000,000 30,000,000
(SOFR + 0.04%), 5.10%,
2/1/2024(a) 26,000,000 26,000,000
5.02%, 2/9/2024 14,000,000 13,585,468
Total U.S. Government Agency Securities
(cost $820,181,000)
820,181,000
U.S. Treasury Obligations 22 .8%
U.S. Treasury Bills
5.14%, 7/5/2023 100,000,000 99,943,111
5.28%, 7/13/2023 90,000,000 89,842,500
5.02%, 7/18/2023 85,000,000 84,799,305
5.18%, 7/20/2023 25,000,000 24,932,049
3.69%, 8/1/2023 142,000,000 141,391,184
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
5.12%, 8/15/2023 42,000,000 41,733,300
0.00%, 8/29/2023 42,000,000 41,666,975
5.29%, 10/10/2023 25,000,000 24,635,278
5.39%, 12/7/2023 25,000,000 24,420,312
5.29%, 12/14/2023 25,000,000 24,405,743
5.19%, 6/13/2024 17,000,000 16,189,837
U.S. Treasury Notes
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
5.17%, 4/30/2024(a) 25,000,000 24,984,256
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.29%, 7/31/2024(a) 40,000,000 39,985,810
Total U.S. Treasury Obligations
(cost $678,929,660) 678,929,660
Repurchase Agreements 52 .3%
Banco Santander SA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase
price $274,115,537,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
7/1/2034 - 4/1/2053;
total market value
$279,480,000.(b) 274,000,000 274,000,000
Canadian Imperial Bank
of Commerce, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase
price $380,160,233,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/15/2023 - 5/1/2058;
total market value
$391,556,067.(b) 380,000,000 380,000,000
MUFG Securities Ltd.,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $125,052,708,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
4/1/2038 - 1/1/2058;
total market value
$127,500,000.(b) 125,000,000 125,000,000

76 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $160,067,333,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 6.13%, maturing
3/31/2024 - 5/15/2052;
total market value
$163,200,006.(b) 160,000,000 160,000,000
Nomura Securities Co. Ltd.,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $90,037,875,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.05%, maturing
12/1/2032 - 6/20/2053;
total market value
$91,829,802.(b) 90,000,000 90,000,000
RBC Dominion Securities
Inc., 5.05%, dated
6/30/2023, due 7/3/2023,
repurchase price
$75,031,563, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.50%, maturing
5/16/2024 - 7/1/2053; total
market value $80,701,581.
(b) 75,000,000 75,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities
Inc., 5.05%, dated
6/30/2023, due
7/3/2023, repurchase
price $210,088,375,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
7/18/2023 - 2/15/2050;
total market value
$214,200,069.(b) 210,000,000 210,000,000
Royal Bank of Canada,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $245,103,104,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 9/12/2023
- 3/16/2064; total market
value $259,768,146.(b) 245,000,000 245,000,000
Total Repurchase Agreements
(cost $1,559,000,000) 1,559,000,000
Total Investments
(cost $3,058,110,660) — 102.6% 3,058,110,660
Liabilities in excess of other assets — (2.6)% (78,128,001)
NET ASSETS — 100.0%
$2,979,982,659
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities 22 .5%
Principal
Amount ($) Value ($)
Airlines 0 .2%
American Airlines Pass-
Through Trust, Series
2015-2, Class B, 4.40%,
9/22/2023 2,286,939 2,270,326
United Airlines Pass-Through
Trust, Series 2019-2, Class
B, 3.50%, 5/1/2028 121,172 108,890
2,379,216
Automobiles 11 .7%
American Credit Acceptance
Receivables Trust, Series
2023-2, Class A, 5.89%,
10/13/2026(a) 2,688,985 2,681,604
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 8,015,000 7,887,731
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 8,410,000 8,351,857
Carvana Auto Receivables
Trust, Series 2023-
N1, Class A, 6.36%,
4/12/2027(a) 5,360,091 5,341,937
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 6,971,631 6,915,784
Citizens Auto Receivables
Trust, Series 2023-1, Class
A3, 5.84%, 1/18/2028(a) 5,345,000 5,329,882
Credit Acceptance Auto
Loan Trust, Series 2023-
2A, Class B, 6.61%,
7/15/2033(a) 6,600,000 6,507,642
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,424,516
Enterprise Fleet Financing
LLC, Series 2023-2, Class
A2, 5.56%, 4/22/2030(a) 3,095,000 3,077,784
Exeter Automobile
Receivables Trust
Series 2023-2A, Class B,
5.61%, 9/15/2027 4,035,000 3,989,710
Series 2023-3A, Class B,
6.11%, 9/15/2027 930,000 927,774
Flagship Credit Auto Trust
Series 2022-3, Class A3,
4.55%, 4/15/2027(a) 445,000 436,353
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 2,315,000 2,327,277
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,221,086
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 1,865,000 1,856,096
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,589,591
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,450,808
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,873,752
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 3,700,000 3,658,828
GLS Auto Receivables
Issuer Trust, Series
2023-2A, Class B, 5.52%,
11/15/2027(a) 5,945,000 5,858,953
GM Financial Automobile
Leasing Trust, Series
2023-2, Class A3, 5.05%,
7/20/2026 2,940,000 2,915,941
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 1,610,000 1,601,279
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,630,659
Honda Auto Receivables
Owner Trust, Series
2023-2, Class A3, 4.93%,
11/15/2027 2,188,000 2,174,109
Hyundai Auto Lease
Securitization Trust, Series
2023-B, Class A3, 5.15%,
6/15/2026(a) 2,600,000 2,581,280
Hyundai Auto Receivables
Trust
Series 2023-A, Class A2A,
5.19%, 12/15/2025 1,880,000 1,872,427
Series 2023-A, Class A3,
4.58%, 4/15/2027 2,140,000 2,107,141
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,700,000 2,703,645
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 7,640,000 7,574,493
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 3,966,625
Santander Drive Auto
Receivables Trust, Series
2023-2, Class A3, 5.21%,
7/15/2027 3,045,000 3,012,862
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 4,295,000 4,282,817
Toyota Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 4.71%, 2/15/2028 2,970,000 2,938,263

78 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 3,405,000 3,365,672
Volkswagen Auto Loan
Enhanced Trust, Series
2023-1, Class A3, 5.02%,
6/20/2028 1,815,000 1,808,308
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 485,694
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,924,760
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 5,525,000 5,486,717
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 1,760,000 1,749,779
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,681,281
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 2,665,000 2,643,828
140,216,545
Credit Card 0 .9%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 4,230,000 3,995,976
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 765,000 757,347
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,889,890
10,643,213
Equipment Loans & Leases 1 .2%
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,676,887
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 5,945,000 5,846,256
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 2,160,000 2,140,515
14,663,658
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services 2 .8%
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.42%, 10/25/2034(a)(b) 2,700,000 2,646,634
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.39%, 4/20/2034(a)(b) 700,000 686,110
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.41%, 10/17/2034(a)(b) 1,550,000 1,521,404
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.26%, 4/15/2034(a)(b) 1,350,000 1,321,191
Series 2021-2A, Class A,
6.38%, 7/15/2034(a)(b) 5,000,000 4,906,700
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.34%,
4/15/2035(a)(b) 5,000,000 4,913,260
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.39%,
10/15/2034(a)(b) 1,300,000 1,275,256
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.41%,
7/15/2035(a)(b) 4,900,000 4,817,435
Tricon American Homes Trust,
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 11,456,306 11,240,134
33,328,124
Other 5 .1%
37 Capital CLO I, Series
2021-1A, Class A, 6.46%,
10/15/2034(a)(b) 4,230,000 4,136,081
ACHV ABS TRUST, Series
2023-2PL, Class A, 6.42%,
5/20/2030(a) 861,110 861,228
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
6.34%, 4/15/2034(a)(b) 3,000,000 2,949,360
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
6.35%, 10/20/2032(a)(b) 2,750,000 2,706,858
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.39%, 10/25/2034(a)
(b) 3,300,000 3,235,505
Series 2020-12A, Class BR,
6.86%, 10/25/2034(a)(b) 700,000 668,874
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 22,311 22,283
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.38%, 1/20/2035(a)(b) 5,000,000 4,905,375
Marlette Funding Trust, Series
2023-2A, Class A, 6.04%,
6/15/2033(a) 3,366,244 3,355,749

NVIT Loomis Short Term Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 79
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 7.18%,
5/20/2031(a)(b) 4,100,000 4,073,904
RR 19 Ltd., Series 2021-
19A, Class A1, 6.40%,
10/15/2035(a)(b) 5,000,000 4,914,460
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,250,309
Tricon American Homes Trust
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 2,980,656
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,145,106 4,758,546
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,824,023
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 839,350
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 2,864,000 2,421,104
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,395,057
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,099,150
Verizon Master Trust, Series
2023-2, Class A, 4.89%,
4/13/2028 7,705,000 7,619,409
61,017,281
Passenger Airlines 0 .3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,256,118 1,080,630
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 2,156,050 2,137,535
3,218,165
Student Loan 0 .3%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 3,227,649 3,181,341
Total Asset-Backed Securities
(cost $274,297,464)
268,647,543
Collateralized Mortgage Obligations 1 .3%
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,622,834 3,125,438
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,590 1,514
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 29,634 3
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 377,501 355,696
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,233,923 8,023,448
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,437,961 4,052,837
Total Collateralized Mortgage Obligations
(cost $17,755,538)
15,558,936
Commercial Mortgage-Backed Securities 1 .0%
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,600,347
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,802,176
GS Mortgage Securities
Corp. Trust, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,015,000 726,105
Med Trust, Series 2021-
MDLN, Class A, 6.14%,
11/15/2038(a)(b) 2,498,011 2,421,519
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.80%, 2/15/2039(a)(b) 1,270,000 1,198,107
Series 2022-TFLM, Class D,
8.65%, 2/15/2039(a)(b) 2,880,000 2,688,841
Total Commercial Mortgage-Backed
Securities
(cost $11,827,586) 11,437,095
Corporate Bonds 52 .3%
Aerospace & Defense 1 .4%
Boeing Co. (The) ,
5.04%, 5/1/2027(d) 2,750,000 2,716,360
Lockheed Martin Corp. ,
4.95%, 10/15/2025(d) 3,500,000 3,492,753
Moog, Inc. ,
4.25%, 12/15/2027(a)(d) 2,000,000 1,850,768
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,589,495
5.00%, 2/27/2026(d) 6,000,000 5,992,107
16,641,483
Automobile Components 0 .3%
Aptiv plc ,
2.40%, 2/18/2025(d) 3,105,000 2,946,621

80 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 1 .4%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 6,000,000 5,473,120
5.68%, 6/26/2028(a) 5,835,000 5,788,294
Mercedes-Benz Finance North
America LLC ,
5.50%, 11/27/2024(a)(d) 2,750,000 2,744,472
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,025,000 2,897,162
16,903,048
Banks 12 .5%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d)(e) 2,870,000 2,915,200
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,079,569
Australia & New Zealand
Banking Group Ltd. ,
5.38%, 7/3/2025 5,835,000 5,829,892
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.23%), 3.46%,
3/15/2025(e) 5,000,000 4,900,628
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d)(e) 2,390,000 2,371,168
Bank of Montreal ,
5.30%, 6/5/2026(d) 4,175,000 4,165,293
Bank of Nova Scotia (The) ,
5.25%, 6/12/2028(d) 2,930,000 2,910,051
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.33%, 6/12/2029(a)(e) 4,100,000 4,043,509
Canadian Imperial Bank of
Commerce ,
5.00%, 4/28/2028(d) 2,370,000 2,332,510
Citigroup, Inc. ,
(SOFR + 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,495,241
(SOFR + 2.66%), 6.17%,
5/25/2034(e) 1,805,000 1,820,726
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(d)(e) 4,000,000 3,790,901
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,195,761
DNB Bank ASA ,
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(e) 2,935,000 2,906,719
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 5,000,000 4,870,492
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,902,698
HSBC USA, Inc. ,
5.63%, 3/17/2025 1,175,000 1,169,755
Huntington National Bank
(The) ,
(SOFR + 1.22%), 5.70%,
11/18/2025(e) 3,065,000 2,977,556
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 2,275,000 2,295,834
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 0.60%), 0.65%,
9/16/2024(d)(e) 10,000,000 9,883,278
(CME Term SOFR 3
Month + 1.26%), 4.02%,
12/5/2024(e) 2,896,000 2,870,976
KeyBank NA ,
5.85%, 11/15/2027 2,360,000 2,222,347
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
0.00%, 7/6/2029(e) 4,230,000 4,240,437
National Australia Bank Ltd. ,
5.13%, 11/22/2024(d) 2,500,000 2,488,502
5.20%, 5/13/2025(d) 5,825,000 5,812,431
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(e) 2,400,000 2,341,216
National Securities Clearing
Corp. ,
5.15%, 5/30/2025(a)(d) 5,865,000 5,835,903
NatWest Markets plc ,
1.60%, 9/29/2026(a)(d) 2,005,000 1,757,904
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(e) 5,850,000 5,822,470
Royal Bank of Canada ,
5.66%, 10/25/2024(d) 5,000,000 4,997,980
Santander Holdings USA, Inc. ,
(SOFR + 2.70%), 6.56%,
6/12/2029(e) 2,925,000 2,868,219
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(e) 2,290,000 2,295,206
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.58%),
0.00%, 7/6/2034(a)(e) 1,680,000 1,681,251

NVIT Loomis Short Term Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Svenska Handelsbanken AB ,
5.50%, 6/15/2028(a) 4,115,000 4,032,185
Swedbank AB ,
5.47%, 6/15/2026(a) 5,850,000 5,798,596
Toronto-Dominion Bank (The) ,
4.29%, 9/13/2024(d) 3,500,000 3,437,564
Truist Financial Corp. ,
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 830,000 830,342
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,950,000 1,760,117
US Bancorp ,
(SOFR + 2.02%), 5.78%,
6/12/2029(d)(e) 2,985,000 2,984,107
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 6,984,127
(SOFR + 1.56%), 4.54%,
8/15/2026(d)(e) 3,000,000 2,931,272
149,849,933
Beverages 0 .7%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,865,871
Constellation Brands, Inc. ,
5.00%, 2/2/2026(d) 4,000,000 3,985,031
8,850,902
Biotechnology 0 .4%
Amgen, Inc. ,
5.25%, 3/2/2025 5,000,000 4,973,588
Broadline Retail 0 .4%
Amazon.com, Inc. ,
4.70%, 11/29/2024(d) 5,000,000 4,967,514
Building Products 0 .1%
Fortune Brands Innovations,
Inc. ,
5.88%, 6/1/2033 1,485,000 1,486,933
Capital Markets 3 .5%
Ares Capital Corp. ,
3.25%, 7/15/2025 1,905,000 1,762,033
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(e) 4,425,000 4,370,410
BlackRock, Inc. ,
4.75%, 5/25/2033 1,485,000 1,459,186
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(d) 2,110,000 1,795,182
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 1,435,000 1,175,949
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(e) 2,425,000 2,428,457
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 1,355,000 1,171,802
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 576,063
Macquarie Group Ltd. ,
(SOFR + 2.38%), 5.89%,
6/15/2034(a)(d)(e) 1,930,000 1,896,164
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,335,000 1,174,083
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(d)(e) 5,000,000 4,906,439
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,100,887
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 865,000 866,248
Owl Rock Capital Corp. ,
3.75%, 7/22/2025(d) 1,950,000 1,806,946
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 1,055,000 1,015,203
7.95%, 6/13/2028(a) 1,895,000 1,898,718
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,035,772
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,983,348
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 1,500,000 1,429,757
41,852,647
Chemicals 1 .1%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 2,895,000 2,880,026
EIDP, Inc. ,
4.50%, 5/15/2026 3,755,000 3,686,594
Linde, Inc. ,
4.80%, 12/5/2024(d) 4,000,000 3,969,947
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 2,947,804
13,484,371
Communications Equipment 0 .1%
Viasat, Inc. ,
5.63%, 4/15/2027(a)(d) 1,350,000 1,260,441
Consumer Finance 3 .2%
Ally Financial, Inc. ,
7.10%, 11/15/2027 2,335,000 2,355,044
American Honda Finance
Corp. ,
4.60%, 4/17/2030 2,345,000 2,289,961
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,330,211
Capital One Financial Corp. ,
(SOFR + 2.08%), 5.47%,
2/1/2029(e) 515,000 493,351

82 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.64%), 6.31%,
6/8/2029(d)(e) 5,835,000 5,795,692
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026(d) 5,935,000 5,842,562
Ford Motor Credit Co. LLC ,
6.80%, 5/12/2028(d) 2,720,000 2,722,494
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(d) 1,995,000 1,998,490
Harley-Davidson Financial
Services, Inc. ,
6.50%, 3/10/2028(a)(d) 1,730,000 1,730,535
John Deere Capital Corp. ,
4.95%, 6/6/2025(d) 4,085,000 4,077,110
Navient Corp. ,
9.38%, 7/25/2030 1,440,000 1,432,296
OneMain Finance Corp. ,
9.00%, 1/15/2029(d) 2,910,000 2,934,590
Toyota Motor Credit Corp. ,
4.55%, 5/17/2030 4,155,000 4,053,334
38,055,670
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
5.40%, 2/15/2034 1,405,000 1,407,413
Bell Telephone Co. of Canada
or Bell Canada (The) ,
5.10%, 5/11/2033(d) 1,990,000 1,965,579
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,400,000 1,303,743
4,676,735
Electric Utilities 3 .2%
American Electric Power Co.,
Inc. ,
+ 0.00%), 5.70%,
8/15/2025(e) 3,140,000 3,118,774
Arizona Public Service Co. ,
5.55%, 8/1/2033 2,355,000 2,356,704
Edison International ,
4.70%, 8/15/2025(d) 2,985,000 2,915,824
Electricite de France SA ,
5.70%, 5/23/2028(a) 1,320,000 1,318,007
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,320,657
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 5,945,000 5,852,066
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 5,960,000 5,869,501
+ 0.00%), 6.05%,
3/1/2025(e) 1,100,000 1,104,136
Pacific Gas and Electric Co. ,
6.10%, 1/15/2029(d) 3,610,000 3,551,925
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 810,000 797,703
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
4.90%, 6/1/2026 1,745,000 1,720,201
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,612,897
5.13%, 5/13/2025(a)(d) 2,000,000 1,949,912
5.63%, 2/15/2027(a)(d) 1,750,000 1,677,335
38,165,642
Electrical Equipment 0 .1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 645,095
Electronic Equipment, Instruments & Components 0 .4%
Avnet, Inc. ,
6.25%, 3/15/2028 1,725,000 1,741,478
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,889,313
4,630,791
Entertainment 1 .0%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 2,920,000 2,885,428
Walt Disney Co. (The) ,
3.70%, 9/15/2024 6,000,000 5,868,896
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024 2,000,000 1,963,633
3.76%, 3/15/2027(d) 1,255,000 1,170,622
11,888,579
Financial Services 1 .6%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 2,037,000 1,704,219
Element Fleet Management
Corp. ,
6.27%, 6/26/2026(a) 5,835,000 5,814,583
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025(d) 4,000,000 3,910,285
Siemens
Financieringsmaatschappij
NV ,
3.13%, 3/16/2024(a)(d) 5,000,000 4,913,968
Synchrony Bank ,
5.40%, 8/22/2025 2,505,000 2,397,251
18,740,306
Food Products 0 .1%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 1,580,000 1,558,235
Gas Utilities 0 .4%
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(d) 2,055,000 2,054,167
Southern California Gas Co. ,
5.20%, 6/1/2033 2,970,000 2,930,572
4,984,739

NVIT Loomis Short Term Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 1 .0%
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a)(d) 3,130,000 3,081,719
Ryder System, Inc. ,
5.25%, 6/1/2028(d) 2,410,000 2,379,538
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a)(d) 6,300,000 5,974,388
11,435,645
Health Care Equipment & Supplies 0 .5%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024(d) 3,065,000 2,935,273
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 2,925,000 2,910,653
5,845,926
Health Care Providers & Services 1 .6%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 3,000,000 2,986,071
5.00%, 1/30/2029 5,870,000 5,813,425
HCA, Inc. ,
5.38%, 2/1/2025 650,000 644,301
UnitedHealth Group, Inc. ,
2.38%, 8/15/2024(d) 5,000,000 4,831,784
5.00%, 10/15/2024 5,000,000 4,981,150
19,256,731
Health Care REITs 0 .3%
Healthpeak OP LLC ,
5.25%, 12/15/2032 2,235,000 2,174,956
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,744,056
3,919,012
Health Care Technology 0 .1%
IQVIA, Inc. ,
5.70%, 5/15/2028(a) 1,165,000 1,153,350
Hotel & Resort REITs 0 .3%
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a)(d) 2,905,000 2,934,718
Hotels, Restaurants & Leisure 0 .8%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,282,398
Hyatt Hotels Corp. ,
5.38%, 4/23/2025(c) 2,965,000 2,933,530
5.75%, 1/30/2027 2,050,000 2,044,739
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,661,887
8,922,554
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
5.45%, 6/1/2028(d) 2,960,000 2,906,533
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0 .5%
Prologis LP ,
4.88%, 6/15/2028(d) 5,835,000 5,782,132
Insurance 4 .2%
CNO Global Funding ,
2.65%, 1/6/2029(a) 2,020,000 1,699,202
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 3,280,000 2,944,775
5.75%, 7/2/2026(a) 1,120,000 1,116,576
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,493,754
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a) 4,180,000 3,986,844
MassMutual Global Funding II ,
4.15%, 8/26/2025(a)(d) 5,000,000 4,855,447
5.05%, 6/14/2028(a) 4,104,000 4,070,804
Met Tower Global Funding ,
5.40%, 6/20/2026(a)(d) 5,825,000 5,798,130
New York Life Global Funding ,
4.70%, 4/2/2026(a) 5,915,000 5,821,063
Pricoa Global Funding I ,
4.20%, 8/28/2025(a)(d) 3,000,000 2,907,729
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,692,104
Protective Life Global
Funding ,
5.21%, 4/14/2026(a) 4,180,000 4,113,804
50,500,232
IT Services 0 .4%
International Business
Machines Corp. ,
4.00%, 7/27/2025(d) 5,000,000 4,887,112
Machinery 0 .6%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 2,031,097
Daimler Truck Finance North
America LLC ,
1.13%, 12/14/2023(a) 5,000,000 4,896,276
6,927,373
Media 0 .6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025(d) 4,000,000 3,922,587
Cox Communications, Inc. ,
5.45%, 9/15/2028(a)(d) 3,135,000 3,132,168
7,054,755
Metals & Mining 0 .3%
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a)(d) 1,195,000 1,159,957
Reliance Steel & Aluminum
Co. ,
1.30%, 8/15/2025 3,230,000 2,948,667
4,108,624

84 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 1 .4%
Ameren Corp. ,
2.50%, 9/15/2024(d) 3,075,000 2,946,623
Ameren Illinois Co. ,
4.95%, 6/1/2033 1,210,000 1,200,388
DTE Energy Co. ,
4.22%, 11/1/2024(c) 2,980,000 2,913,280
NiSource, Inc. ,
0.95%, 8/15/2025(d) 3,225,000 2,940,991
Sempra Energy ,
5.40%, 8/1/2026(d) 2,920,000 2,905,719
WEC Energy Group, Inc. ,
5.00%, 9/27/2025(d) 2,000,000 1,981,308
4.75%, 1/9/2026 2,110,000 2,078,084
16,966,393
Oil, Gas & Consumable Fuels 2 .1%
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033(d) 985,000 974,829
Continental Resources, Inc. ,
3.80%, 6/1/2024(d) 4,000,000 3,920,809
Enbridge, Inc. ,
5.70%, 3/8/2033 1,710,000 1,733,481
EQT Corp. ,
6.13%, 2/1/2025(c) 1,613,000 1,603,935
Ovintiv, Inc. ,
5.65%, 5/15/2028(d) 4,130,000 4,048,106
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 3,690,000 3,667,863
Targa Resources Partners LP ,
6.50%, 7/15/2027(d) 1,350,000 1,340,222
5.00%, 1/15/2028 4,000,000 3,817,350
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,367,425
25,474,020
Passenger Airlines 0 .3%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 551,477
Southwest Airlines Co. ,
5.25%, 5/4/2025 2,895,000 2,864,103
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 232,348
3,647,928
Pharmaceuticals 1 .7%
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 5,945,000 5,843,288
Royalty Pharma plc ,
0.75%, 9/2/2023 9,957,000 9,865,442
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023(d) 4,060,000 4,033,181
19,741,911
Professional Services 0 .2%
Equifax, Inc. ,
5.10%, 6/1/2028 2,965,000 2,920,454
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0 .2%
CBRE Services, Inc. ,
5.95%, 8/15/2034 2,125,000 2,098,278
Semiconductors & Semiconductor Equipment 0 .5%
Broadcom, Inc. ,
4.00%, 4/15/2029(a)(d) 1,265,000 1,168,359
Intel Corp. ,
2.88%, 5/11/2024(d) 2,000,000 1,954,970
Micron Technology, Inc. ,
5.38%, 4/15/2028(d) 2,975,000 2,946,294
6,069,623
Software 0 .1%
PTC, Inc. ,
3.63%, 2/15/2025(a)(d) 1,350,000 1,303,614
Specialized REITs 0 .3%
Weyerhaeuser Co. ,
4.75%, 5/15/2026 4,160,000 4,086,208
Specialty Retail 0 .7%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(d) 1,990,000 1,968,101
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 446,692
Lowe's Cos., Inc. ,
4.80%, 4/1/2026 5,915,000 5,856,724
8,271,517
Technology Hardware, Storage & Peripherals 0 .7%
Dell International LLC ,
5.85%, 7/15/2025 2,870,000 2,880,480
Hewlett Packard Enterprise
Co. ,
5.25%, 7/1/2028(d) 2,805,000 2,778,019
NetApp, Inc. ,
1.88%, 6/22/2025(d) 3,150,000 2,926,827
8,585,326
Tobacco 0 .4%
Altria Group, Inc. ,
2.35%, 5/6/2025(d) 2,480,000 2,333,820
BAT International Finance plc ,
4.45%, 3/16/2028(d) 2,250,000 2,123,796
4,457,616
Total Corporate Bonds
(cost $636,863,647)
625,820,858
Mortgage-Backed Securities 1 .8%
FHLMC Non Gold Pool
Pool# 1Q0648
3.95%, 6/1/2037(b) 150,543 150,452
Pool# 1B3601
4.31%, 10/1/2037(b) 100,414 99,130
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,701,738
5,482,693

NVIT Loomis Short Term Bond Fund - June 30, 2023 (Unaudited) - Statement of Investments - 85
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 747271
5.53%, 7/1/2034(b) 177,704 175,021
Pool# 886345
3.81%, 8/1/2036(b) 27,522 26,935
Pool# 949691
3.98%, 9/1/2037(b) 62,562 61,168
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,834,349 2,512,665
Pool# BN0906
4.00%, 11/1/2048 2,571,414 2,455,423
Pool# MA4700
4.00%, 8/1/2052 3,822,315 3,587,898
Pool# MA4803
3.50%, 11/1/2052 3,403,186 3,101,841
Pool# MA4806
5.00%, 11/1/2052 3,401,044 3,332,910
Total Mortgage-Backed Securities
(cost $20,862,485)
20,986,136
U.S. Treasury Obligations 20 .3%
U.S. Treasury Notes
3.00%, 6/30/2024 30,000,000 29,292,187
0.38%, 8/15/2024 46,250,000 43,756,836
4.50%, 11/30/2024 34,510,000 34,143,331
3.88%, 4/30/2025 86,190,000 84,513,336
4.63%, 6/30/2025 24,000,000 23,890,313
3.50%, 4/30/2028 11,215,000 10,897,826
3.63%, 5/31/2028 16,580,000 16,217,312
Total U.S. Treasury Obligations
(cost $245,480,994)
242,711,141
Repurchase Agreements 4 .4%
Bank of America NA
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,001,687,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $4,080,000.
(f)(g) 4,000,000 4,000,000
BofA Securities, Inc.
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 4.13%, maturing
2/28/2026 - 6/15/2026;
total market value
$5,100,007. (f)(g) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,917,641,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071;
total market value
$3,994,306. (f)(g) 3,915,986 3,915,986
CF Secured, LLC
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $15,006,313,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$15,306,442. (f)(g) 15,000,000 15,000,000
MetLife, Inc.
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,002,113,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing  5/15/2046; total
market value $5,102,759.
(f)(g) 5,000,000 5,000,000
Pershing LLC
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $20,008,467,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$20,400,000. (f)(g) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $52,915,986)
52,915,986
Total Investments
(cost $1,260,003,700) — 103.6%
1,238,077,695
Liabilities in excess of other
assets — (3.6)% (42,455,333)
NET ASSETS — 100.0%
$ 1,195,622,362

86 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$418,790,794 which represents 35.03% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2023.
(d) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $74,485,623, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $52,915,986 and by $25,119,366 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 5.33%, and maturity dates ranging
from 7/31/2023 – 11/15/2051, a total value of $78,035,352.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $52,915,986.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (511) 9/2023 USD (57,367,734) 676,102
U.S. Treasury 10 Year Ultra Note (170) 9/2023 USD (20,134,375) 141,911
Net contracts 818,013
As of June 30, 2023, the Fund had $1,600,100 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

88 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Assets:
Investment securities, at value
*
$ 214,508,985
Repurchase agreements, at value 12,061,651
Cash 2,837,501
Cash pledged for swap contracts 4,871,816
Deposits with broker for futures contracts 3,279,666
Foreign currencies, at value 20,624
Interest and dividends receivable 2,396,986
Security lending income receivable 4,635
Receivable for investments sold 2,745,010
Receivable for capital shares issued 497,684
Reclaims receivable —
Receivable for variation margin on futures contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) 3,024
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,140
Total Assets 243,228,722
Liabilities:
Payable for investments purchased 1,575,581
Payable for capital shares redeemed 6,422
Payable for variation margin on futures contracts 204,290
Payable for variation margin on centrally cleared swap contracts 646,075
Unrealized depreciation on forward foreign currency contracts (Note 2) 7,851
Payable upon return of securities loaned (Note 2) 12,061,651
Accrued expenses and other payables:
Investment advisory fees 107,095
Fund administration fees 14,967
Distribution fees —
Administrative servicing fees 28,698
Accounting and transfer agent fees 1,174
Trustee fees 81
Custodian fees 3,353
Compliance program costs (Note 3) 255
Professional fees 30,708
Printing fees 81,590
Other 2,490
Total Liabilities 14,772,281
Net Assets $ 228,456,441
* Includes value of securities on loan (Note 2) 30,437,839
Cost of investment securities 236,731,872
Cost of repurchase agreements 12,061,651
Cost of foreign currencies 20,624
Represented by:
Capital $ 238,644,295
Total distributable earnings (loss) (10,187,854)
Net Assets $ 228,456,441

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 89
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 1,789,650,506 $ 1,621,808,324 $ 176,043,030 $ 97,348,664 $ 386,018,683
45,386,420 16,319,351 — — —
14,258,447 65,832,093 5,622,059 2,260,503 4,405,195
— 959,165 — — —
2,493,002 1,316,511 — — —
94,521 — 53 — —
14,727,717 12,208,057 1,200,261 1,704,066 1,939,513
18,843 19,810 — — —
1,950,719 63,011 2,788,266 — 14,722
51,574 256,444 39,386 22,767 212,777
27,591 — — — —
161,820 — — — —
— — — — —
— — 16,581 6,560 —
9,596 7,327 975 487 1,765
1,868,830,756 1,718,790,093 185,710,611 101,343,047 392,592,655
8,415,050 42,004,665 4,344,747 — 4,364,856
524,802 235,140 145,691 24,641 3,651
— 269,339 — — —
— 109,292 — — —
— — — — —
45,386,420 16,319,351 — — —
628,650 445,929 83,390 55,935 147,988
54,229 41,376 12,771 10,954 17,783
84,616 21,957 3,833 — 1,403
12,263 15,433 5,998 16,449 65,009
5,438 2,733 6,234 3,373 989
590 412 94 57 5
14,342 15,916 2,239 1,085 5,713
1,977 1,515 200 110 397
28,536 28,235 26,950 21,492 21,840
17,873 25,814 21,248 30,145 63,804
7,262 7,784 764 1,641 3,139
55,182,048 59,544,891 4,654,159 165,882 4,696,577
$ 1,813,648,708 $ 1,659,245,202 $ 181,056,452 $ 101,177,165 $ 387,896,078
71,532,902 100,654,867 — — 25,122,344
2,020,921,386 1,729,011,984 197,117,862 109,299,900 420,860,520
45,386,420 16,319,351 — — —
95,966 — 53 — —
$ 2,076,355,222 $ 1,854,138,494 $ 211,102,094 $ 118,523,463 $ 438,638,007
(262,706,514) (194,893,292) (30,045,642) (17,346,298) (50,741,929)
$ 1,813,648,708 $ 1,659,245,202 $ 181,056,452 $ 101,177,165 $ 387,896,078

90 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Net Assets:
Class I Shares $ 228,456,441
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total $ 228,456,441
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 25,760,090
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total 25,760,090
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .87
Class II Shares $ —
Class IV Shares $ —
Class P Shares $ —
Class Y Shares $ —

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 91
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 31,983,090 $ 16,780,805 $ 4,990 $ 101,177,165 $ 371,997,558
2,171,868 106,434,650 31,034,296 — 6,795,129
— — — — 9,098,201
408,507,935 — — — —
1,370,985,815 1,536,029,747 150,017,166 — 5,190
$ 1,813,648,708 $ 1,659,245,202 $ 181,056,452 $ 101,177,165 $ 387,896,078
3,254,486 1,835,449 568 17,662,901 39,189,593
217,944 11,703,169 3,630,625 — 718,181
— — — — 959,233
41,396,624 — — — —
138,697,541 168,027,480 17,475,525 — 548
183,566,595 181,566,098 21,106,718 17,662,901 40,867,555
$ 9 .83 $ 9 .14 $ 8 .79 $ 5 .73 $ 9 .49
$ 9 .97 $ 9 .09 $ 8 .55 $ — $ 9 .46
$ — $ — $ — $ — $ 9 .48
$ 9 .87 $ — $ — $ — $ —
$ 9 .88 $ 9 .14 $ 8 .58 $ — $ 9 .47

92 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Assets:
Investment securities, at value
*
$ 1,499,110,660
Repurchase agreements, at value 1,559,000,000
Cash 1,028,452
Interest and dividends receivable 6,044,241
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 5,048,357
Prepaid expenses 14,133
Total Assets 3,070,245,843
Liabilities:
Payable for investments purchased 83,506,797
Payable for capital shares redeemed 5,481,820
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 693,566
Fund administration fees 80,812
Distribution fees 45,381
Administrative servicing fees 284,065
Accounting and transfer agent fees 1,050
Trustee fees 170
Due to broker —
Custodian fees 16,749
Compliance program costs (Note 3) 3,052
Professional fees 21,933
Printing fees 127,782
Other 7
Total Liabilities 90,263,184
Net Assets $ 2,979,982,659
* Includes value of securities on loan (Note 2) —
Cost of investment securities 1,499,110,660
Cost of repurchase agreements 1,559,000,000
Represented by:
Capital $ 2,979,982,494
Total distributable earnings (loss) 165
Net Assets $ 2,979,982,659

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 93
NVIT Loomis Short
Term Bond Fund
$ 1,185,161,709
52,915,986
47,805,639
8,040,097
6,305
14,931,092
163,569
5,707
1,309,030,104
59,298,394
522,843
122,328
52,915,986
327,422
41,056
40,412
43,744
5,191
480
6
25,509
1,304
26,096
20,967
16,004
113,407,742
$ 1,195,622,362
74,485,623
1,207,087,714
52,915,986
$ 1,316,806,552
(121,184,190)
$ 1,195,622,362

94 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Net Assets:
Class I Shares $ 1,106,059,463
Class II Shares 217,266,229
Class IV Shares 31,569,669
Class V Shares 1,273,429,016
Class Y Shares 351,658,282
Total $ 2,979,982,659
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,106,064,784
Class II Shares 217,266,122
Class IV Shares 31,569,815
Class V Shares 1,273,430,016
Class Y Shares 351,661,594
Total 2,979,992,331
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 1 .00
Class II Shares $ 1 .00
Class IV Shares $ 1 .00
Class V Shares $ 1 .00
Class Y Shares $ 1 .00

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 95
NVIT Loomis Short
Term Bond Fund
$ 149,192,084
195,032,049
—
—
851,398,229
$ 1,195,622,362
15,498,334
20,365,700
—
—
88,344,906
124,208,940
$ 9 .63
$ 9 .58
$ —
$ —
$ 9 .64

96 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
INVESTMENT INCOME:
Interest income $ 8,468,637
Dividend income 33,825
Income from securities lending (Note 2) 15,399
Foreign tax withholding —
Total Income 8,517,861
EXPENSES:
Investment advisory fees 652,317
Fund administration fees 56,392
Distribution fees Class II Shares —
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares 171,143
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Professional fees 32,931
Printing fees 2,274
Trustee fees 4,052
Custodian fees 2,851
Accounting and transfer agent fees 4,001
Compliance program costs (Note 3) 505
Other 2,360
Total expenses before fees waived and expenses reimbursed 928,826
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 928,826
NET INVESTMENT INCOME 7,589,035
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (6,475,167)
Expiration or closing of futures contracts (Note 2) 867,316
Settlement of forward foreign currency contracts (Note 2) (235,943)
Foreign currency transactions (Note 2) (628,757)
Expiration or closing of swap contracts (Note 2) (3,632,229)
Net realized gains (losses) (10,104,780)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 9,557,216
Futures contracts (Note 2) (710,040)
Forward foreign currency contracts (Note 2) 28,829
Translation of assets and liabilities denominated in foreign currencies (Note 2) (1,517)
Swap contracts (Note 2) 379,815
Unfunded Commitments 6,067
Net change in unrealized appreciation/depreciation 9,260,370
Net realized/unrealized gains (losses) (844,410)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 6,744,625

Fixed Income Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 97
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 36,596,206 $ 26,671,915 $ 2,391,968 $ 3,291,658 $ 5,590,257
— — 159,363 — —
117,490 168,037 — — 320
(932) — — — —
36,712,764 26,839,952 2,551,331 3,291,658 5,590,577
3,935,609 2,697,637 521,439 333,707 869,880
249,461 201,841 47,675 37,270 69,438
2,863 132,788 36,468 — 8,465
515,161 — — — —
23,299 13,085 — 74,129 252,908
1,718 79,672 36,468 — 5,079
— — — — 6,922
52,217 46,239 28,553 21,967 25,629
15,594 8,881 4,699 6,159 9,809
31,452 24,149 3,167 1,735 6,196
31,446 19,261 2,786 2,290 4,447
20,429 10,260 18,625 10,742 3,965
3,906 3,003 399 216 770
17,245 12,323 1,893 1,007 3,673
4,900,400 3,249,139 702,172 489,222 1,267,181
— — (14,587) — —
(98,390) — — — (26,494)
— — (107,541) (39,306) —
4,802,010 3,249,139 580,044 449,916 1,240,687
31,910,754 23,590,813 1,971,287 2,841,742 4,349,890
(23,058,477) (20,487,313) (608,116) (1,434,353) (2,062,302)
218,613 (4,798,670) — — (48,377)
— — — — —
(18) — — — —
— (1,141,883) — — —
(22,839,882) (26,427,866) (608,116) (1,434,353) (2,110,679)
45,140,539 29,881,393 3,804,362 3,686,053 4,873,940
(1,549,440) (2,483,903) — — (13,546)
— — — — —
(2,079) — 1 — —
— 174,307 — — —
— — — — —
43,589,020 27,571,797 3,804,363 3,686,053 4,860,394
20,749,138 1,143,931 3,196,247 2,251,700 2,749,715
$ 52,659,892 $ 24,734,744 $ 5,167,534 $ 5,093,442 $ 7,099,605

98 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
INVESTMENT INCOME:
Interest income $ 65,350,632
Income from securities lending (Note 2) —
Total Income 65,350,632
EXPENSES:
Investment advisory fees 3,811,321
Fund administration fees 366,571
Distribution fees Class II Shares 286,302
Administrative servicing fees Class I Shares 837,708
Administrative servicing fees Class II Shares 171,783
Administrative servicing fees Class IV Shares 22,919
Administrative servicing fees Class V Shares 476,140
Professional fees 55,936
Printing fees 15,105
Trustee fees 51,509
Custodian fees 11,777
Accounting and transfer agent fees 9,273
Compliance program costs (Note 3) 5,619
Other 23,363
Total expenses before fees waived 6,145,326
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) (364,881)
Net Expenses 5,780,445
NET INVESTMENT INCOME 59,570,187
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities —
Expiration or closing of futures contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) —
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) —
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 59,570,187

Fixed Income Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 99
NVIT Loomis Short
Term Bond Fund
$ 23,571,259
28,161
23,599,420
2,043,772
173,018
248,173
111,167
148,905
—
—
41,195
10,553
20,964
13,452
11,922
2,623
12,354
2,838,098
(27,898)
—
2,810,200
20,789,220
(24,868,128)
3,530
(1,282,371)
(26,146,969)
24,333,654
576,099
752,304
25,662,057
(484,912)
$ 20,304,308

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 7,589,035 $ 12,621,506
Net realized gains (losses) (10,104,780) 12,320,517
Net change in unrealized appreciation/depreciation 9,260,370 (31,484,095)
Change in net assets resulting from operations 6,744,625 (6,542,072)
Distributions to Shareholders From:
Distributable earnings:
Class I — (8,491,526)
Class II — —
Class P — —
Class Y — —
Change in net assets from shareholder distributions — (8,491,526)
Change in net assets from capital transactions (4,482,021) (34,950,343)
Change in net assets 2,262,604 (49,983,941)
Net Assets:
Beginning of period 226,193,837 276,177,778
End of period $ 228,456,441 $ 226,193,837
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 11,906,318 $ 14,652,368
Dividends reinvested — 8,491,526
Cost of shares redeemed (16,388,339) (58,094,237)
Total Class I Shares (4,482,021) (34,950,343)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (4,482,021) $ (34,950,343)

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 101
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 31,910,754 $ 49,874,958 $ 23,590,813 $ 36,331,094
(22,839,882) (39,070,886) (26,427,866) (84,416,609)
43,589,020 (289,328,309) 27,571,797 (163,163,223)
52,659,892 (278,524,237) 24,734,744 (211,248,738)
— (1,216,984) — (457,722)
— (86,509) — (2,399,847)
— (16,084,824) — —
— (55,853,552) — (33,912,654)
— (73,241,869) — (36,770,223)
563,529 60,467,217 275,472,456 257,598,053
53,223,421 (291,298,889) 300,207,200 9,579,092
1,760,425,287 2,051,724,176 1,359,038,002 1,349,458,910
$ 1,813,648,708 $ 1,760,425,287 $ 1,659,245,202 $ 1,359,038,002
$ 2,899,356 $ 6,280,548 $ 1,049,061 $ 6,008,516
— 1,216,984 — 457,722
(1,625,799) (5,400,952) (2,284,667) (4,775,829)
1,273,557 2,096,580 (1,235,606) 1,690,409
37,337 1,364,877 6,101,966 15,394,234
— 86,509 — 2,399,847
(233,716) (1,476,448) (4,288,833) (19,241,064)
(196,379) (25,062) 1,813,133 (1,446,983)
11,276,935 19,172,020 — —
— 16,084,824 — —
(20,829,126) (73,187,306) — —
(9,552,191) (37,930,462) — —
55,795,926 92,950,139 316,067,694 263,556,767
— 55,853,552 — 33,912,654
(46,757,384) (52,477,530) (41,172,765) (40,114,794)
9,038,542 96,326,161 274,894,929 257,354,627
$ 563,529 $ 60,467,217 $ 275,472,456 $ 257,598,053

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 1,363,550 1,627,131
Reinvested — 978,616
Redeemed (1,865,220) (6,512,928)
Total Class I Shares (501,670) (3,907,181)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (501,670) (3,907,181)

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 103
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
294,398 613,150 113,899 622,188
— 124,521 — 50,121
(166,909) (524,061) (248,233) (489,028)
127,489 213,610 (134,334) 183,281
3,781 128,794 670,976 1,579,547
— 8,721 — 263,664
(23,483) (139,599) (467,966) (2,006,125)
(19,702) (2,084) 203,010 (162,914)
1,150,558 1,733,111 — —
— 1,637,672 — —
(2,112,321) (7,051,671) — —
(961,763) (3,680,888) — —
5,626,126 8,836,010 34,393,539 27,009,344
— 5,685,170 — 3,717,715
(4,734,292) (5,223,979) (4,463,980) (4,271,531)
891,834 9,297,201 29,929,559 26,455,528
37,858 5,827,839 29,998,235 26,475,895

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 1,971,287 $ 5,764,296
Net realized losses (608,116) (8,436,656)
Net change in unrealized appreciation/depreciation 3,804,363 (23,927,190)
Change in net assets resulting from operations 5,167,534 (26,599,550)
Distributions to Shareholders From:
Distributable earnings:
Class I — (162)
Class II — (798,134)
Class IV — —
Class Y — (5,165,940)
Change in net assets from shareholder distributions — (5,964,236)
Change in net assets from capital transactions (2,218,981) 6,917,255
Change in net assets 2,948,553 (25,646,531)
Net Assets:
Beginning of period 178,107,899 203,754,430
End of period $ 181,056,452 $ 178,107,899
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — 162
Cost of shares redeemed — —
Total Class I Shares — 162
Class II Shares
Proceeds from shares issued 5,213,461 11,404,429
Dividends reinvested — 798,134
Cost of shares redeemed (1,716,718) (5,748,488)
Total Class II Shares 3,496,743 6,454,075
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 8,218,215 9,895,474
Dividends reinvested — 5,165,940
Cost of shares redeemed (13,933,939) (14,598,396)
Total Class Y Shares (5,715,724) 463,018
Change in net assets from capital transactions $ (2,218,981) $ 6,917,255

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 105
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 2,841,742 $ 5,847,957 $ 4,349,890 $ 7,204,203
(1,434,353) (2,735,351) (2,110,679) (9,453,069)
3,686,053 (18,185,378) 4,860,394 (50,718,438)
5,093,442 (15,072,772) 7,099,605 (52,967,304)
— (5,708,979) — (7,058,593)
— — — (127,161)
— — — (205,111)
— — — (120)
— (5,708,979) — (7,390,985)
(1,170,539) (3,016,475) 44,469,966 (28,649,843)
3,922,903 (23,798,226) 51,569,571 (89,008,132)
97,254,262 121,052,488 336,326,507 425,334,639
$ 101,177,165 $ 97,254,262 $ 387,896,078 $ 336,326,507
$ 6,763,273 $ 37,813,578 $ 77,829,217 $ 39,620,810
— 5,708,979 — 7,058,593
(7,933,812) (46,539,032) (32,868,102) (72,777,512)
(1,170,539) (3,016,475) 44,961,115 (26,098,109)
— — 252,599 3,794,354
— — — 127,161
— — (359,658) (5,322,623)
— — (107,059) (1,401,108)
— — 718,735 615,129
— — — 205,111
— — (1,102,825) (1,970,986)
— — (384,090) (1,150,746)
— — — —
— — — 120
— — — —
— — — 120
$ (1,170,539) $ (3,016,475) $ 44,469,966 $ (28,649,843)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — 19
Redeemed — —
Total Class I Shares — 19
Class II Shares
Issued 610,902 1,239,591
Reinvested — 94,180
Redeemed (201,004) (642,655)
Total Class II Shares 409,898 691,116
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 955,811 1,099,475
Reinvested — 608,178
Redeemed (1,618,553) (1,621,396)
Total Class Y Shares (662,742) 86,257
Total change in shares (252,844) 777,392

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 107
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
1,196,762 5,972,116 8,179,332 3,854,117
— 1,027,705 — 748,690
(1,406,505) (7,617,874) (3,441,006) (7,288,281)
(209,743) (618,053) 4,738,326 (2,685,474)
— — 26,537 371,365
— — — 13,494
— — (37,668) (545,139)
— — (11,131) (160,280)
— — 75,547 61,515
— — — 21,756
— — (116,738) (196,708)
— — (41,191) (113,437)
— — — —
— — — 13
— — — —
— — — 13
(209,743) (618,053) 4,686,004 (2,959,178)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 59,570,187 $ 32,453,535
Net realized gains (losses) — 187
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 59,570,187 32,453,722
Distributions to Shareholders From:
Distributable earnings:
Class I (24,398,617) (14,867,233)
Class II (4,697,825) (2,972,118)
Class IV (666,890) (431,328)
Class V (21,376,819) (8,751,260)
Class Y (8,430,037) (5,482,489)
Return of capital:
Class I — —
Class II — —
Class Y — —
Change in net assets from shareholder distributions (59,570,188) (32,504,428)
Change in net assets from capital transactions 490,024,834 502,856,316
Change in net assets 490,024,833 502,805,610
Net Assets:
Beginning of period 2,489,957,826 1,987,152,216
End of period $ 2,979,982,659 $ 2,489,957,826

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 109
NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 20,789,220 $ 27,651,989
(26,146,969) (70,347,458)
25,662,057 (44,510,268)
20,304,308 (87,205,737)
— (2,532,249)
— (2,543,278)
— —
— —
— (15,362,775)
— (1,077,550)
— (1,082,244)
— (6,537,337)
— (29,135,433)
(1,039,796) (441,141,576)
19,264,512 (557,482,746)
1,176,357,850 1,733,840,596
$ 1,195,622,362 $ 1,176,357,850

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 205,272,619 $ 687,087,710
Dividends reinvested 24,398,617 14,867,233
Cost of shares redeemed (241,210,193) (513,558,663)
Total Class I Shares (11,538,957) 188,396,280
Class II Shares
Proceeds from shares issued 91,294,033 396,855,248
Dividends reinvested 4,697,825 2,972,118
Cost of shares redeemed (140,076,165) (281,867,728)
Total Class II Shares (44,084,307) 117,959,638
Class IV Shares
Proceeds from shares issued 4,520,456 13,668,920
Dividends reinvested 666,890 431,328
Cost of shares redeemed (5,072,785) (16,694,156)
Total Class IV Shares 114,561 (2,593,908)
Class V Shares
Proceeds from shares issued 1,479,310,160 604,540,914
Dividends reinvested 21,376,800 8,751,260
Cost of shares redeemed (900,379,440) (619,098,232)
Total Class V Shares 600,307,520 (5,806,058)
Class Y Shares
Proceeds from shares issued 176,987,555 592,226,786
Dividends reinvested 8,430,037 5,482,489
Cost of shares redeemed (240,191,575) (392,808,911)
Total Class Y Shares (54,773,983) 204,900,364
Change in net assets from capital transactions $ 490,024,834 $ 502,856,316

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 111
NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 1,803,532 $ 8,760,955
— 3,609,799
(3,432,417) (42,593,444)
(1,628,885) (30,222,690)
11,578,827 47,120,522
— 3,625,522
(16,389,081) (41,503,748)
(4,810,254) 9,242,296
— —
— —
— —
— —
— —
— —
— —
— —
31,828,369 10,160,173
— 21,900,112
(26,429,026) (452,221,467)
5,399,343 (420,161,182)
$ (1,039,796) $ (441,141,576)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 205,272,619 687,087,710
Reinvested 24,398,763 14,867,239
Redeemed (241,210,193) (513,558,663)
Total Class I Shares (11,538,811) 188,396,286
Class II Shares
Issued 91,294,033 396,855,248
Reinvested 4,697,858 2,972,127
Redeemed (140,076,165) (281,867,728)
Total Class II Shares (44,084,274) 117,959,647
Class IV Shares
Issued 4,520,457 13,668,660
Reinvested 666,895 431,327
Redeemed (5,072,785) (16,694,156)
Total Class IV Shares 114,567 (2,594,169)
Class V Shares
Issued 1,479,310,155 604,540,914
Reinvested 21,376,562 8,751,504
Redeemed (900,379,440) (619,098,233)
Total Class V Shares 600,307,277 (5,805,815)
Class Y Shares
Issued 176,987,555 592,226,786
Reinvested 8,430,092 5,482,492
Redeemed (240,191,575) (392,808,911)
Total Class Y Shares (54,773,928) 204,900,367
Total change in shares 490,024,831 502,856,316

Fixed Income Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 113
NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
187,982 900,040
— 380,738
(357,592) (4,386,236)
(169,610) (3,105,458)
1,217,346 4,920,114
— 383,940
(1,713,260) (4,255,336)
(495,914) 1,048,718
— —
— —
— —
— —
— —
— —
— —
— —
3,299,933 1,027,881
— 2,309,657
(2,750,314) (45,943,837)
549,619 (42,606,299)
(115,905) (44,663,039)

114 - Financial Highlights - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
6/30/2023 (Unaudited) $ 8.61 $ 0.29 $ (0.03) $ 0.26 $ — $ — $ — $ — $ 8.87 3.02% $ 228,456 0.81% 6.65% 0.81% 41.90%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
12/31/2019 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) 9.14 9.17% 284,162 0.82% 4.28% 0.82% 212.51%
12/31/2018 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) 8.79 (2.34)% 299,847 0.82% 3.73% 0.82% 234.11%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - June 30, 2023 (Unaudited) - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 9.55 $ 0.17 $ 0.11 $ 0.28 $ — $ — $ — $ 9.83 2.93% $ 31,983 0.63% 3.51% 0.64% 15.22%
12/31/2022 11.49 0.27 (1.81) (1.54) (0.27) (0.13) (0.40) 9.55 (13.46)% 29,849 0.63% 2.60% 0.64% 97.87%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
12/31/2019 10.82 0.32 0.75 1.07 (0.37) — (0.37) 11.52 9.89% 9,073 0.65% 2.78% 0.65% 173.78%
12/31/2018 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) 10.82 (1.20)% 6,600 0.64% 2.78% 0.64% 214.05%
Class II Shares
6/30/2023 (Unaudited) 9.69 0.16 0.12 0.28 — — — 9.97 2.89% 2,172 0.88% 3.26% 0.89% 15.22%
12/31/2022 11.66 0.24 (1.83) (1.59) (0.25) (0.13) (0.38) 9.69 (13.75)% 2,303 0.88% 2.33% 0.89% 97.87%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
12/31/2019 10.81 0.29 0.75 1.04 (0.34) — (0.34) 11.51 9.59% 79,674 0.90% 2.55% 0.90% 173.78%
12/31/2018 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) 10.81 (1.45)% 75,782 0.89% 2.53% 0.89% 214.05%
Class P Shares
6/30/2023 (Unaudited) 9.59 0.17 0.11 0.28 — — — 9.87 2.92% 408,508 0.73% 3.41% 0.74% 15.22%
12/31/2022 11.54 0.25 (1.81) (1.56) (0.26) (0.13) (0.39) 9.59 (13.60)% 406,203 0.73% 2.46% 0.74% 97.87%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
6/30/2023 (Unaudited) 9.59 0.18 0.11 0.29 — — — 9.88 3.02% 1,370,986 0.48% 3.66% 0.49% 15.22%
12/31/2022 11.55 0.28 (1.82) (1.54) (0.29) (0.13) (0.42) 9.59 (13.44)% 1,322,071 0.48% 2.74% 0.49% 97.87%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
12/31/2019 10.85 0.34 0.75 1.09 (0.38) — (0.38) 11.56 10.08% 1,599,473 0.50% 2.96% 0.50% 173.78%
12/31/2018 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) 10.85 (1.05)% 1,600,465 0.49% 2.93% 0.49% 214.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

116 - Financial Highlights - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2023 (Unaudited) $ 8.98 $ 0.15 $ 0.01 $ 0.16 $ — $ — $ — $ 9.14 1.78% $ 16,781 0.59% 3.33% 0.59% 22.57%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
12/31/2019 10.41 0.31 0.62 0.93 (0.33) — (0.33) 11.01 8.94% 19,227 0.59% 2.78% 0.59% 43.79%
12/31/2018 10.80 0.31 (0.36) (0.05) (0.34) — (0.34) 10.41 (0.42)% 14,299 0.59% 2.96% 0.59% 33.67%
Class II Shares
6/30/2023 (Unaudited) 8.94 0.14 0.01 0.15 — — — 9.09 1.68% 106,435 0.84% 3.08% 0.84% 22.57%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
12/31/2019 10.37 0.28 0.62 0.90 (0.30) — (0.30) 10.97 8.70% 104,839 0.84% 2.54% 0.84% 43.79%
12/31/2018 10.76 0.29 (0.37) (0.08) (0.31) — (0.31) 10.37 (0.69)% 95,092 0.84% 2.71% 0.84% 33.67%
Class Y Shares
6/30/2023 (Unaudited) 8.97 0.16 0.01 0.17 — — — 9.14 1.90% 1,536,030 0.44% 3.48% 0.44% 22.57%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
12/31/2019 10.40 0.32 0.63 0.95 (0.35) — (0.35) 11.00 9.09% 1,297,030 0.44% 2.94% 0.44% 43.79%
12/31/2018 10.79 0.33 (0.36) (0.03) (0.36) — (0.36) 10.40 (0.27)% 1,311,884 0.44% 3.11% 0.44% 33.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - June 30, 2023 (Unaudited) - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 8.54 $ 0.10 $ 0.15 $ 0.25 $ — $ — $ — $ 8.79 2.93%(g) $ 5 0.57% 2.30% 0.69% 44.49%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
12/31/2019 9.72 0.27 0.40 0.67 (0.34) — (0.34) 10.05 6.87% 472 0.81% 2.60% 0.96% 50.92%
12/31/2018 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) 9.72 0.31% 5 0.80% 2.86% 0.97% 32.42%
Class II Shares
6/30/2023 (Unaudited) 8.32 0.08 0.15 0.23 — — — 8.55 2.76% 31,034 0.98% 1.93% 1.20% 44.49%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
12/31/2019 9.72 0.26 0.38 0.64 (0.32) — (0.32) 10.04 6.59% 12,914 0.98% 2.57% 1.22% 50.92%
12/31/2018 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) 9.72 0.30% 5,444 0.98% 2.72% 1.24% 32.42%
Class Y Shares
6/30/2023 (Unaudited) 8.34 0.10 0.14 0.24 — — — 8.58 2.88% 150,017 0.58% 2.24% 0.70% 44.49%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
12/31/2019 9.72 0.30 0.38 0.68 (0.35) — (0.35) 10.05 7.04% 172,516 0.58% 3.00% 0.72% 50.92%
12/31/2018 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) 9.72 0.52% 169,635 0.58% 3.04% 0.74% 32.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

118 - Financial Highlights - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2023 (Unaudited) $ 5.44 $ 0.16 $ 0.13 $ 0.29 $ — $ — $ — $ 5.73 5.33% $ 101,177 0.91% 5.75% 0.99% 8.21%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
12/31/2019 6.01 0.34 0.54 0.88 (0.38) — (0.38) 6.51 14.74% 130,650 0.91% 5.27% 0.96% 29.22%
12/31/2018 6.59 0.34 (0.53) (0.19) (0.39) — (0.39) 6.01 (3.00)% 125,574 0.91% 5.21% 0.94% 18.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2023 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 9.30 $ 0.12 $ 0.07 $ 0.19 $ — $ — $ — $ 9.49 2.04% $ 371,998 0.70% 2.47% 0.71% 23.29%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.42 0.66 (0.26) — (0.26) 10.87 6.27% 440,832 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) 10.47 (0.05)% 400,284 0.70% 2.16% 0.72% 40.81%
Class II Shares
6/30/2023 (Unaudited) 9.28 0.10 0.08 0.18 — — — 9.46 1.94% 6,795 0.95% 2.22% 0.96% 23.29%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
12/31/2019 10.43 0.20 0.43 0.63 (0.24) — (0.24) 10.82 6.01% 11,657 0.94% 1.88% 0.95% 50.89%
12/31/2018 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) 10.43 (0.25)% 5,399 0.95% 1.94% 0.96% 40.81%
Class IV Shares
6/30/2023 (Unaudited) 9.29 0.12 0.07 0.19 — — — 9.48 2.05% 9,098 0.70% 2.47% 0.71% 23.29%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.41 0.65 (0.26) — (0.26) 10.86 6.18% 12,169 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.70 0.23 (0.23) — (0.23) — (0.23) 10.47 0.04% 12,087 0.70% 2.16% 0.72% 40.81%
Class Y Shares
6/30/2023 (Unaudited) 9.27 0.12 0.08 0.20 — — — 9.47 2.37%(g) 5 0.56% 2.59% 0.56% 23.29%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
12/31/2019 10.47 0.25 0.42 0.67 (0.27) — (0.27) 10.87 6.43% 6 0.56% 2.30% 0.56% 50.89%
12/31/2018 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) 10.47 0.19% 9 0.54% 2.30% 0.54% 40.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

120 - Financial Highlights - June 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
6/30/2023 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.18% $ 1,106,059 0.45% 4.37% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 795,519 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 874,213 0.49% 1.38% 0.49%
Class II Shares
6/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.06% 217,266 0.70% 4.10% 0.72%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.53% 130,429 0.74% 1.53% 0.74%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.14% 214,159 0.74% 1.13% 0.74%
Class IV Shares
6/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.18% 31,570 0.45% 4.36% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 30,997 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 34,535 0.49% 1.37% 0.49%
Class V Shares
6/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.21% 1,273,429 0.39% 4.49% 0.42%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.83% 619,588 0.44% 1.81% 0.44%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.44% 558,328 0.44% 1.41% 0.44%
Class Y Shares
6/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.26% 351,658 0.30% 4.51% 0.32%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 45,731 0.34% 1.72% 0.34%
12/31/2018(f) 1.00 — — — — — — 1.00 0.49% 20 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

Fixed Income Funds - June 30, 2023 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 9.47 $ 0.17 $ (0.01) $ 0.16 $ — $ — $ — $ — $ 9.63 1.69% $ 149,192 0.54% 3.48% 0.55% 93.27%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(g) 60,056 0.54% 1.48% 0.54% 72.41%
12/31/2019 10.13 0.24 0.20 0.44 (0.26) — — (0.26) 10.31 4.33% 129,712 0.54% 2.29% 0.54% 50.59%
12/31/2018 10.28 0.23 (0.13) 0.10 (0.25) — — (0.25) 10.13 0.98% 104,294 0.54% 2.26% 0.54% 33.03%
Class II Shares
6/30/2023 (Unaudited) 9.43 0.15 — 0.15 — — — — 9.58 1.59% 195,032 0.79% 3.23% 0.80% 93.27%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
12/31/2019 10.09 0.21 0.20 0.41 (0.23) — — (0.23) 10.27 4.09% 172,947 0.79% 2.02% 0.79% 50.59%
12/31/2018 10.23 0.20 (0.12) 0.08 (0.22) — — (0.22) 10.09 0.82% 187,622 0.79% 2.00% 0.79% 33.03%
Class Y Shares
6/30/2023 (Unaudited) 9.47 0.17 — 0.17 — — — — 9.64 1.80% 851,398 0.39% 3.63% 0.40% 93.27%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
12/31/2019 10.13 0.25 0.20 0.45 (0.27) — — (0.27) 10.31 4.48% 1,513,639 0.39% 2.43% 0.39% 50.59%
12/31/2018 10.28 0.25 (0.14) 0.11 (0.26) — — (0.26) 10.13 1.10% 1,552,321 0.39% 2.39% 0.39% 33.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

122 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund) ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of High Income Bond.
Shares of Core Plus Bond and Total Return Tactical are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds. Shares of
Core Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Multi Sector Bond , Government Bond, and Government Money Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Short Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 123
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
Effective March 20, 2023, NVIT Short Term Bond Fund was renamed "NVIT Loomis Short Term Bond Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as

124 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,989,430 $ – $ 17,989,430
Collateralized Mortgage Obligations – 29,155,972 – 29,155,972
Commercial Mortgage-Backed Securities – 17,880,271 – 17,880,271

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 125
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ – $ 408,885 $ 408,885
Convertible Bond – 1,895,135 – 1,895,135
Convertible Preferred Stock 1,039,104 – – 1,039,104
Corporate Bonds – 143,853,659 – 143,853,659
Foreign Government Security – 817,672 – 817,672
Forward Foreign Currency Contracts – 3,024 – 3,024
Futures Contracts# 676,574 – – 676,574
Loan Participations – 1,454,411 – 1,454,411
Repurchase Agreements – 12,061,651 – 12,061,651
Warrants 14,446 – – 14,446
Total Assets $ 1,730,124 $ 225,111,225 $ 408,885 $ 227,250,234
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,279,754) $ – $ (1,279,754)
Forward Foreign Currency Contracts – (7,851) – (7,851)
Futures Contracts# (392,157) – – (392,157)
Total Liabilities $ (392,157) $ (1,287,605) $ – $ (1,679,762)
Total $ 1,337,967 $ 223,823,620 $ 408,885 $ 225,570,472
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 137,610,197 $ – $ 137,610,197
Collateralized Mortgage Obligations – 20,130,699 – 20,130,699
Commercial Mortgage-Backed Securities – 13,799,864 – 13,799,864
Corporate Bonds – 869,603,623 – 869,603,623
Foreign Government Securities – 14,402,900 – 14,402,900
Futures Contracts# 1,333,491 – – 1,333,491
Mortgage-Backed Securities – 471,266,319 – 471,266,319
Municipal Bonds – 6,638,029 – 6,638,029
Repurchase Agreements – 45,386,420 – 45,386,420
U.S. Treasury Obligations – 256,198,875 – 256,198,875
Total Assets $ 1,333,491 $ 1,835,036,926 $ – $ 1,836,370,417
Liabilities:
Futures Contracts# $ (2,051,088) $ – $ – $ (2,051,088)
Total Liabilities $ (2,051,088) $ – $ – $ (2,051,088)
Total $ (717,597) $ 1,835,036,926 $ – $ 1,834,319,329
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 126,227,168 $ – $ 126,227,168
Collateralized Mortgage Obligations – 15,461,084 – 15,461,084
Commercial Mortgage-Backed Securities – 23,603,330 – 23,603,330
Corporate Bonds – 470,024,999 – 470,024,999
Mortgage-Backed Securities – 438,297,738 – 438,297,738
Municipal Bonds – 14,864,268 – 14,864,268
Repurchase Agreements – 16,319,351 – 16,319,351
U.S. Government Agency Security – 13,383,142 – 13,383,142
U.S. Treasury Obligations – 519,946,595 – 519,946,595
Total Assets $ – $ 1,638,127,675 $ – $ 1,638,127,675
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (539,014) $ – $ (539,014)

126 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (2,593,959) $ – $ – $ (2,593,959)
Total Liabilities $ (2,593,959) $ (539,014) $ – $ (3,132,973)
Total $ (2,593,959) $ 1,637,588,661 $ – $ 1,634,994,702
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 29,746,468 $ – $ 29,746,468
Collateralized Mortgage Obligations – 30,829,997 – 30,829,997
Commercial Mortgage-Backed Securities – 11,683,385 – 11,683,385
Corporate Bonds – 23,977,334 – 23,977,334
Foreign Government Securities – 429,766 – 429,766
Investment Company 3,699,505 – – 3,699,505
Mortgage-Backed Securities – 38,633,007 – 38,633,007
Short-Term Investment – 311,715 – 311,715
U.S. Treasury Obligations – 36,731,853 – 36,731,853
Total $ 3,699,505 $ 172,343,525 $ – $ 176,043,030
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 16,325 $ – $ – $ 16,325
Oil Field Services – – 222,090 222,090
Total Common Stocks $ 16,325 $ – $ 222,090 $ 238,415
  Corporate Bonds
Aerospace / Defense – 1,619,310 – 1,619,310
Airlines – 346,741 – 346,741
Automotive – 6,336,422 – 6,336,422
Banking – 120,383 – 120,383
Building Materials – 3,826,286 – 3,826,286
Cable Satellite – 7,878,893 – 7,878,893
Chemicals – 3,445,294 – 3,445,294
Construction Machinery – 623,443 – 623,443
Consumer Cyclical Services – 3,072,227 – 3,072,227
Consumer Products – 1,742,335 – 1,742,335
Diversified Manufacturing – 1,023,926 – 1,023,926
Finance Companies – 2,253,239 – 2,253,239
Food & Beverage – 2,212,937 – 2,212,937
Food & Staples Retailing – – – –
Gaming – 4,679,136 – 4,679,136
Health Insurance – 454,046 – 454,046
Healthcare – 5,212,190 – 5,212,190
Independent Energy – 4,445,343 – 4,445,343
Industrial - Other – 1,840,570 – 1,840,570
Insurance - P&C – 7,754,283 – 7,754,283
Leisure – 473,394 – 473,394
Lodging – 208,971 – 208,971
Media Entertainment – 5,479,256 – 5,479,256
Metals & Mining – 450,144 – 450,144
Midstream – 6,258,853 – 6,258,853
Oil Field Services – 1,998,329 – 1,998,329
Packaging – 5,029,862 – 5,029,862
Paper – 701,478 – 701,478
Pharmaceuticals – 1,470,715 – 1,470,715

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 127
Level 1 Level 2 Level 3 Total
Assets:
REIT – other $ – $ 50,512 $ – $ 50,512
Restaurants – 1,618,360 – 1,618,360
Retailers – 803,056 – 803,056
Supermarkets – 583,478 – 583,478
Technology – 9,688,262 – 9,688,262
Transportation Services – 237,575 – 237,575
Utility - Electric – 2,887,130 – 2,887,130
Wireless Communications – 282,294 – 282,294
Total Corporate Bonds $ – $ 97,108,673 $ – $ 97,108,673
Rights – – 1,576 1,576
Total $ 16,325 $ 97,108,673 $ 223,666 $ 97,348,664
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,721,693 $ – $ 7,721,693
Collateralized Mortgage Obligations – 20,846,666 – 20,846,666
Corporate Bonds – 41,265,418 – 41,265,418
Mortgage-Backed Securities – 152,628,595 – 152,628,595
U.S. Government Agency Securities – 85,873,850 – 85,873,850
U.S. Treasury Obligations – 77,682,461 – 77,682,461
Total $ – $ 386,018,683 $ – $ 386,018,683
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,559,000,000 $ – $ 1,559,000,000
U.S. Government Agency Securities – 820,181,000 – 820,181,000
U.S. Treasury Obligations – 678,929,660 – 678,929,660
Total $ – $ 3,058,110,660 $ – $ 3,058,110,660
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 268,647,543 $ – $ 268,647,543
Collateralized Mortgage Obligations   – 15,558,933 3 15,558,936
Commercial Mortgage-Backed Securities – 11,437,095 – 11,437,095
Corporate Bonds – 625,820,858 – 625,820,858
Futures Contracts# 818,013 – – 818,013
Mortgage-Backed Securities – 20,986,136 – 20,986,136
Repurchase Agreements – 52,915,986 – 52,915,986
U.S. Treasury Obligations – 242,711,141 – 242,711,141
Total $ 818,013 $ 1,238,077,692 $ 3 $ 1,238,895,708
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of June 30, 2023, Multi Sector Bond held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

128 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
As of June 30, 2023, High Income Bond held one right investment and four corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
Multi Sector Bond
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 49,719 49,719
Transfers into Level 3 359,166 359,166
Transfers out of Level 3 — —
Balance as of 6/30/2023 $ 408,885 $ 408,885
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2023 ** $ 49,719 $ 49,719
High Income Bond
Common
Stocks Rights Total
Balance as of 12/31/2022 $ 350,378 $ 2,364 $ 352,742
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 93,660 — 93,660
Purchases — — —
Sales (171,264) — (171,264)
Change in Unrealized Appreciation/Depreciation (50,684) (788) (51,472)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 6/30/2023 $ 222,090 $ 1,576 $ 223,666
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2023
** $ (50,684) $ — $ (50,684)
Short Term Bond
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (19 , 259) (19,259)
Transfers into Level 3 19 , 262 19,262
Transfers out of Level 3 — —
Balance as of 6/30/2023 $ 3 $ 3
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2023 ** $ (19 , 259) $ (19,259)
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 129
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.

130 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 131
market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a

132 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 133
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 3,024
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 676,574
Total $ 679,598
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,279,754)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,851)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (392,157)
Total $ (1,679,762)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,333,491
Total $ 1,333,491
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (2,051,088)
Total $ (2,051,088)
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (539,014)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (2,593,959)
Total $ (3,132,973)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 818,013
Total $ 818,013
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

134 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (3,632,229)
Forward Foreign Currency Contracts
Currency risk (235,943)
Futures Contracts
Interest rate risk 867,316
Total $ (3,000,856)
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 218,613
Total $ 218,613
Core Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (1,141,883)
Futures Contracts
Interest rate risk (4,798,670)
Total $ (5,940,553)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (48,377)
Total $ (48,377)
Short Term Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ 2,305,720
Swap Contracts
Credit risk (1,282,371)
Futures Contracts
Interest rate risk 3,530
Total $ 1,026,879
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 379,815
Forward Foreign Currency Contracts
Currency risk 28,829
Futures Contracts
Interest rate risk (710,040)
Total $ (301,396)

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 135
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (1,549,440)
Total $ (1,549,440)
Core Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 174,307
Futures Contracts
Interest rate risk (2,483,903)
Total $ (2,309,596)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (13,546)
Total $ (13,546)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 752,304
Futures Contracts
Interest rate risk 576,099
Total $ 1,328,403
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 114,707,143
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 592,510
Average Settlement Value Sold $ 8,278,093
Futures Contracts:
Average Notional Balance Long $ 23,230,800
Average Notional Balance Short $ 89,680,746
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 84,877,131
Average Notional Balance Short $ 93,089,749
Core Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 83,757,143
Futures Contracts:
Average Notional Balance Long $ 190,810,458
Average Notional Balance Short $ 67,875,625
Government Bond
Futures Contracts:
Average Notional Balance Short $ 684,241

136 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2023:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par
Short Term Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 22,000,000
Futures Contracts:
Average Notional Balance Long $ 83,870,284
Average Notional Balance Short $ 48,881,986
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts $ 3,024 $ (144) $ — $ 2,880
Total $ 3,024 $ (144) $ — $ 2,880
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
HSBC Bank PLC
Forward Foreign
Currency Contracts $ (42) $ — $ — $ (42)
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts $ (144) $ 144 — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (7,665) — — (7,665)
Total $ (7,851) $ 144 $ — $ (7,707)

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 137
value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2023, the Funds did not have unfunded loan commitments.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

138 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Multi Sector Bond $ 12,061,651
Core Plus Bond 45,386,420
Core Bond 16,319,351
Short Term Bond 52,915,986

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 139
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
BofA Securities, Inc., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $29,412,397, collateralized by U.S. Government
Treasury Securities, ranging from 0.50% - 4.13%, maturing 2/28/2026 - 6/15/2026; total market value $ 29,988,039.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
Credit Suisse AG, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 29,262,334, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.25%, maturing 7/31/2023 - 8/15/2052; total market value $ 29,847,580.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
Multi Sector Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 9,061,651 $ – $ 9,061,651 $ (9,061,651) $ –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 12,061,651 $ – $ 12,061,651 $ (12,061,651) $ –

140 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 9,000,000 $ – $ 9,000,000 $ (9,000,000) $ –
Cantor Fitzgerald &
Co. 5,386,420 – 5,386,420 (5,386,420) –
CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Credit Suisse AG 13,000,000 – 13,000,000 (13,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 45,386,420 $ – $ 45,386,420 $ (45,386,420) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 6,319,351 – 6,319,351 (6,319,351) –
Credit Suisse AG 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 16,319,351 $ – $ 16,319,351 $ (16,319,351) $ –

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 141
During the six months ended June 30, 2023, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 3,915,986 – 3,915,986 (3,915,986) –
CF Secured, LLC 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 20,000,000 – 20,000,000 (20,000,000) –
Total $ 52,915,986 $ – $ 52,915,986 $ (52,915,986) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of June 30, 2023, the joint repos on a gross basis were as follows:
Banco Santander SA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $274,115,537, collateralized by U.S.
Government Agency Securities, ranging from 2.50% - 6.00%, maturing 7/1/2034 - 4/1/2053; total market value $279,480,000.
Canadian Imperial Bank of Commerce., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $380,160,233, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/15/2023 - 5/1/2058; total market value $391,556,067.

142 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
As of June 30, 2023, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
MUFG Securities Ltd., 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $125,052,708, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.50% - 6.00%, maturing 1/15/2025 - 1/1/2058; total market value
$127,500,000.
MUFG Securities Ltd., 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $160,067,333, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 6.13%, maturing 3/31/2024 - 5/15/2052; total market value
$163,200,006.
Nomura Securities Co. Ltd., 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $90,037,875, collateralized by U.S.
Government Agency Securities, ranging from 2.50% - 6.05%, maturing 12/1/2032 - 6/20/2053; total market value $91,829,802.
RBC Dominion Securities Inc., 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $75,031,563, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 5/16/2024 - 7/1/2053; total market value
$80,701,581.
RBC Dominion Securities Inc., 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $210,088,375, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.25%, maturing 7/6/2023 - 11/15/2051; total market value
$214,200,069.
Royal Bank of Canada, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $245,103,104, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 7/6/2023 - 3/16/2064; total market value
$259,768,146.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 274,000,000 $ – $ 274,000,000 $ (274,000,000) $ –
Canadian Imperial
Bank of Commerce 380,000,000 – 380,000,000 (380,000,000) –
MUFG Securities Ltd. 125,000,000 – 125,000,000 (125,000,000) –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
Nomura Securities
Co. Ltd. 90,000,000 – 90,000,000 (90,000,000) –
RBC Dominion
Securities Inc. 75,000,000 – 75,000,000 (75,000,000) –
RBC Dominion
Securities Inc. 210,000,000 – 210,000,000 (210,000,000) –
Royal Bank of Canada 245,000,000 – 245,000,000 (245,000,000) –
Total $ 1,559,000,000 $ – $ 1,559,000,000 $ (1,559,000,000) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 143
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

144 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
As of June 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Core Bond Nationwide Asset Management, LLC ("NWAM")(a)
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond Loomis, Sayles & Company, L.P.(b)
(a) NWAM is an affiliate of NFA.
(b) Effective end of business on March 17, 2023, Nationwide Asset Management, LLC was terminated and ceased serving as subadviser to the Fund. Effective start of business on March 20, 2023, Loomis, Sayles & Company, L.P. was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0111%
Government Bond 0.015
Short Term Bond(a) 0.00837
(a) The rate is effective on March 20, 2023.

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 145
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2023, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the six months ended June 30, 2023, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $1,308,098 during the six months ended June 30, 2023.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2023, DoubleLine reimbursed the Fund $9,676.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
Fund Amount
Core Plus Bond $ 98,390
Government Bond 26,494
Short Term Bond 27,898
Fund Amount
Government Money Market $ 364,881
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A       N/A 0.57%
Core Plus Bond 0.44 0.43%       0.43% 0.43
Core Bond 0.39 N/A       N/A 0.39
Total Return Tactical 0.58 N/A       N/A 0.46
High Income Bond 0.68 N/A       N/A 0.60
Government Bond 0.49 0.48       0.48 0.48
Government Money
Market 0.28 N/A 0.26 0.26
Short Term Bond 0.35 0.34       0.34 0.34
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55
Total Return Tactical All Classes 0.58
High Income Bond All Classes 0.76

146 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $1,201,666 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I
  Class P
0.69%
0.79
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Multi Sector Bond $ — $ — $ — $ — $ —
Core Plus Bond — — — — —
Core Bond — — — — —
Total Return Tactical 99,423 203,661 191,417 97,865 592,366
High Income Bond 49,152 85,490 61,066 39,306 235,014
Government Bond — — — — —
Government Money Market — — — — —
Short Term Bond — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 147
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $17,041.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25 N/A
Total Return Tactical 0.25 N/A
High Income Bond N/A N/A
Government Bond 0.25 N/A
Government Money Market 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 14,587
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15% N/A N/A N/A
Core Plus Bond 0.15 0.15% N/A N/A
Core Bond 0.15 0.15 N/A N/A
Total Return Tactical N/A 0.25 N/A N/A
High Income Bond 0.15 N/A N/A N/A
Government Bond 0.15 0.15 0.15% N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.

148 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Multi Sector Bond $ 171,143
Core Plus Bond 25,017
Core Bond 92,757
Total Return Tactical 36,468
High Income Bond 74,129
Government Bond 264,909
Government Money Market 1,508,550
Short Term Bond 260,072
Fund Purchases
*
Sales
*
Multi Sector Bond $ 94,101,157 $ 89,273,003
Core Plus Bond 279,488,216 269,025,795
Core Bond 579,657,028 315,033,121
Total Return Tactical 81,611,083 77,864,114
High Income Bond 9,140,815 7,855,359
Government Bond 137,280,945 80,701,470
Short Term Bond 1,084,483,659 1,064,072,202
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 149
For the six months ended June 30, 2023, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Fund Purchases Sales
Core Plus Bond $ 137,799,940 $ 107,557,332
Core Bond 232,163,707 73,100,156
Total Return Tactical 64,022,850 64,038,399
Government Bond 105,213,698 57,935,064
Short Term Bond 326,836,582 497,005,382

150 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade

Fixed Income Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 151
date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 249,991,146 $ 3,432,669 $ (29,445,304) $ (26,012,635)
Core Plus Bond 2,070,061,659 5,393,108 (241,135,438) (235,742,330)
Core Bond 1,746,316,089 2,590,490 (114,513,235) (111,922,745)
Total Return Tactical 197,242,291 263,563 (21,462,824) (21,199,261)
High Income Bond 109,503,777 413,611 (12,568,724) (12,155,113)
Government Bond 420,900,232 32,894 (34,914,443) (34,881,549)
Government Money Market 3,058,110,660 – – –
Short Term Bond 1,261,230,753 1,607,797 (23,942,842) (22,335,045)

152 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fixed Income Funds
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Fixed Income Funds - June 30, 2023 (Unaudited) - Supplemental Information - 153
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fixed Income Funds - June 30, 2023 (Unaudited) - Management Information - 155
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

156 - Management Information - June 30, 2023 (Unaudited) - Fixed Income Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - June 30, 2023 (Unaudited) - Management Information - 157
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

158 - Market Index Definitions - June 30, 2023 (Unaudited) - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 159
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

160 - Market Index Definitions - June 30, 2023 (Unaudited) - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Fixed Income Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 161
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

162 - Market Index Definitions - June 30, 2023 (Unaudited) - Fixed Income Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

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